UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                                                                                                                                File No.  333-52579

Pre Effective Amendment No.	☐

Post Effective Amendment No. 21	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                                                                                                                     File No.  811-08241

Amendment No. 11 6	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – 9
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                                                                                     (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President – Corporate Governance and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	October 14, 2009

It is proposed that this filing will become effective (check appropriate box)
☑      immediately upon filing pursuant to paragraph (b)
☐      on (date) pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Modified Single Premium Deferred Variable Annuity Contract

Nationwide Life Insurance Company • Nationwide Variable Account - 9
Prospectus supplement dated October 14, 2009
To Prospectus dated May 1, 2009

1.
Effective October 2, 2009, the Credit Suisse Trust – U.S. Equity Flex II Portfolio underlying mutual fund merged into the Credit Suisse Trust – U.S. Equity Flex I Portfolio underlying mutual fund.  As a result, if any of your contract value was invested in the Credit Suisse Trust – U.S. Equity Flex II Portfolio underlying mutual fund, the contract value will be merged into the Credit Suisse Trust – U.S. Equity Flex I Portfolio underlying mutual fund.  If any portion of your future purchase payment is allocated to the Credit Suisse Trust – U.S. Equity Flex II Portfolio underlying mutual fund, you should re-direct that allocation to another underlying mutual fund available under your contract.

Effective as of the close of trading of the New York Stock Exchange on October 2, 2009, any Dollar Cost Averaging, Systematic Withdrawals, Asset Rebalancing or other administrative program that includes transfers of contract value or allocations to the Credit Suisse Trust – U.S. Equity Flex II Portfolio underlying mutual fund will be updated to reflect the Credit Suisse Trust – U.S. Equity Flex I Portfolio underlying mutual fund.

Effective immediately, all references and information contained in the prospectus for your contract related to the Credit Suisse Trust – U.S. Equity Flex II Portfolio underlying mutual fund are deleted.

2.
Effective October 2, 2009, the Credit Suisse Trust – U.S. Equity Flex I Portfolio underlying mutual fund is added as an investment option to your contract; however, it is not available for new transfers or new purchase payments.

3.	Effective October 2, 2009, “Appendix A: Underlying Mutual Funds” is amended to include the following:

Credit Suisse Trust – U.S. Equity Flex I Portfolio

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-adviser:	Credit Suisse Asset Management Limited
Investment Objective:	Long-term capital appreciation.

The Best of America America's Exclusive Annuity II
Waddell and Reed Advisers Select Reserve Annuity
Nationwide Life Insurance Company
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9
The date of this prospectus is May 1, 2009.

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2009) which contains additional information about the contracts and the variable account has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 37.

For general information or to obtain free copies of the Statement of Additional Information, call Nationwide's service center at 1-800-848-6331 (TDD 1-800-238-3035) or write:

                           Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The sub-accounts available under this contract invest in the underlying mutual funds of the companies listed below. For a complete list of the available sub-accounts, please refer to the Appendix A. For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.

AIM Variable Insurance Funds
AllianceBernstein Variable Products Series Fund, Inc.
American Century Variable Portfolios II, Inc.
American Century Variable Portfolios, Inc.
BlackRock Variable Series Funds, Inc.
Credit Suisse Trust
Dreyfus Investment Portfolios
Dreyfus Variable Investment Fund
Federated Insurance Series
Fidelity Variable Insurance Products Fund
Franklin Templeton Variable Insurance Products Trust
Ivy Funds Variable Insurance Portfolios, Inc.
J.P. Morgan Insurance Trust
Janus Aspen Series
MFS® Variable Insurance Trust
Nationwide Variable Insurance Trust
Neuberger Berman Advisers Management Trust
Oppenheimer Variable Account Funds
PIMCO Variable Insurance Trust
T. Rowe Price Equity Series, Inc.
The Universal Institutional Funds, Inc.
Van Eck Worldwide Insurance Trust
Wells Fargo Advantage Funds® Variable Trust

2

Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit- An accounting unit of measure used to calculate the variable annuity payments.

Contract value- The total value of all accumulation units in a contract plus any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets – A figure that is calculated at the end of each valuation date and represents the sum of all the contract owners’ interests in the variable sub-accounts after the deduction of contract and underlying mutual fund expenses.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FDIC- Federal Deposit Insurance Corporation.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option- Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain periods of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a Qualified Pension, Profit-Sharing, or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account- A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide- Nationwide Life Insurance Company.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

Net Asset Value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Qualified Plan- A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Sub-accounts- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Target Term Option- Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation date- Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period- The period of time commencing at the close of a Valuation date and ending at the close of the New York Stock Exchange for the next succeeding Valuation date.

Variable account- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

3

Table of Contents	Page
Glossary of Special Terms	3
Contract Expenses	6
Underlying Mutual Fund Annual Expenses	7
Example	8
Synopsis of the Contracts	8
Purpose of the Contract
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Financial Statements	10
Condensed Financial Information	10
Nationwide Life Insurance Company	10
Nationwide Investment Services Corporation	10
Waddell & Reed, Inc.	10
Investing in the Contract	11
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Contract in General	12
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	14
Mortality and Expense Risk Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	15
Death Benefit Options
Guaranteed Minimum Income Benefit Options
Beneficiary Protector Option
Capital Preservation Plus Option
Removal of Variable Account Charges	20
Contract Ownership	21
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	21
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers
Transfer Restrictions
Right to Revoke	24
Surrender (Redemption) Prior to Annuitization	25
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrender (Redemption) After Annuitization	25
Surrenders Under Certain Plan Types	25
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Surrenders Under a Tax Sheltered Annuity
Loan Privilege	26
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest

4

Table of Contents (continued)	Page
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	27
Contract Owner Services	27
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	28
Annuitizing the Contract	28
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options
Annuity Payment Options
Death Benefits	31
Upon Death
Death Benefit Payment
Statements and Reports	33
Legal Proceedings	33
Table of Contents of Statement of Additional Information	38
Appendix A: Underlying Mutual Funds	39
Appendix B: Condensed Financial Information: BOA	60
Appendix B: Condensed Financial Information: Waddell & Reed	106
Appendix C: Contract Types and Tax Information	113

5

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Loan Processing Fee	$251
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%2
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge	1.20%
Annual Loan Interest Charge	2.25%3
Death Benefit Options (eligible applicants may elect one or two)
One-Year Enhanced Death Benefit and Spousal Protection Option4 Total Variable Account Charges (including this option only)	0.15% 1.35%
One-Year Step Up Death Benefit Option5 Total Variable Account Charges (including this option only)	0.10% 1.30%
Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option6 Total Variable Account Charges (including this option only)	0.20% 1.40%
5% Enhanced Death Benefit Option7 Total Variable Account Charges (including this option only)	0.15% 1.35%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003) (eligible applicants could elect one)
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.65%
Guaranteed Minimum Income Benefit Option 2 Total Variable Account Charges (including this option only)	0.30% 1.50%
Beneficiary Protector Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options.
0.40% 1.60%
Capital Preservation Plus Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options or Target Term Options.
0.50% 1.70%

6

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.20%
One-Year Step Up Death Benefit Option	0.10%
5% Enhanced Death Benefit Option	0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	2.80%

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2008, charged by the underlying mutual funds that you may pay periodically during the life of the Contract.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.28%	3.02%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.
____________________________________________________________________________
1Nationwide may assess a loan processing fee at the time each new loan is processed.

2 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

3 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
4 This option may not be elected with another death benefit option.
5 This option may be elected alone or along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

6 This option may not be elected with another death benefit option.
7 This option may be elected alone or along with the One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

7

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and
•	the total variable account charges associated with the most expensive combination of optional benefits (2.80%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (3.02%)	611	1,813	2,988	5,814	*	1,813	2,988	5,814	611	1,813	2,988	5,814
Minimum Total Underlying Mutual Fund Operating Expenses (0.28%)	323	987	1,675	3,503	*	987	1,675	3,503	323	987	1,675	3,503

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are modified single purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:

•	Individual Retirement Annuities ("IRAs");
•	Investment-only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs"); and
•	Tax Sheltered Annuities.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in Appendix C.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net Asset Values of the exchanged contract and no sales loads will be assessed on the new contract.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same annuitant; or

•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
IRA	$15,000	$1,000
Investment-only	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

8

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one annuitant to exceed $1,000,000.   Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the Sub-account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the Daily Net Assets of the variable account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into, or withdrawal from, the contract.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charge*
One-Year Enhanced Death Benefit and Spousal Protection Option1	0.15%
One-Year Step Up Death Benefit Option2	0.10%
Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option3	0.20%
5% Enhanced Death Benefit Option4	0.15%

*The charges shown are the annualized rates charges as a percentage of the Daily Net Assets of the variable account.

1 The One-Year Enhanced Death Benefit and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

2 The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit and Spousal Protection Option.  This option may be elected along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two benefits.

3 The Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

4 The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One Year or 5% Enhanced Death Benefit and Spousal Protection Option.  This option may be elected along with the One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two benefits.

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available under the contract at the time of application.  If the contract owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the Daily Net Assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit Options").

Beneficiary Protector Option

A Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected.  If the contract owner of an eligible contract elects the

9

Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the variable account.  Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.  See "Beneficiary Protector Option."

Capital Preservation Plus Option

The Capital Preservation Plus Option may only be elected at the time of application.  If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the variable account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, the interest rate of return credited to assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

Charges for Optional Benefits

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in “Appendix C: Contract Types and Tax Information” and "Premium Taxes").

Ten Day Free Look

Under state insurance laws, contract owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a “free look” right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract value, less any applicable federal and state income tax withholding.

Financial Statements

Financial statements for the variable account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of accumulation units.  All classes of accumulation units may be obtained FREE OF CHARGE by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide  is relying on the exemption in Rule 12h-7 of the Securities Exchange Act of 1934 (the “‘34 Act”) relating to its duty to file reports otherwise required by Sections 15(d) and 13(a) of the ‘34 Act.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with NISC.

Waddell & Reed, Inc.

The contracts are distributed by the general distributor, Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park, Kansas 66202.

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Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the variable account on May 22, 1997, pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Contract owners receive underlying mutual fund prospectuses when they make their initial sub-account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans. Contract owners should read these prospectuses carefully before investing.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of the underlying mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current underlying mutual fund are no longer available for investment; or

2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

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Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-9 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Nationwide Variable Account-9.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000.  Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  That rate will be credited to amounts allocated to the Guaranteed Term Option unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information.  Contract owners can obtain a GTO prospectus by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

For contract owners that elect the Capital Preservation Plus Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.  Consequently, the interest rate of return credited to assets in the Guaranteed Term Options will be lowered by 0.50% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the annuitization date.  In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

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In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 2.0% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (and not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives
For the year ended December 31, 2007, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund

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to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account.  This amount is computed on a daily basis and is equal to an annualized rate of 1.20% of the Daily Net Assets of the variable account.

The Mortality Risk Charge (0.80%) compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge (0.40%) compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Premium Taxes

Nationwide will charge against the Contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A" later in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be

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remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders;

•	transfers made upon annuitization of the contract;

•	surrenders of annuity units to make annuity payments; or

•	surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

1)	optional benefits must be elected at the time of application;

2)	optional benefits, once elected, may not be terminated; and

3)	the charges associated with the optional benefits will be assessed until annuitization.

Death Benefit Options

The following death benefit options are available with the contracts.  Not all of the death benefit options may be available in every state.  Nationwide may realize a profit from the charge assessed for these options.

One-Year Enhanced Death Benefit and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the variable account.

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This optional benefit has a spousal protection feature, which is discussed later in this provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit and Spousal Protection Option, an applicant can elect the One-Year Step Up Death Benefit Option for an additional charge equal to an annualized rate of 0.10% of the Daily Net Assets of the variable account.

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the variable account.

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered;

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

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4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant’s 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This optional benefit has a spousal protection feature, which is discussed later in this provision.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option, an applicant can elect the 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.15% of the Daily Net Assets of the variable account.

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)	the contract value; or

2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Spousal Protection Feature

The One-Year Enhanced Death Benefit with Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option both include a Spousal Protection Feature.  The Spousal Protection Feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the following conditions are satisfied:

1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

2)	The spouses must be co-annuitants;

3)	Both co-annuitants must be age 85 or younger at the time of issue;

4)	The spouses must each be named as beneficiaries;

5)	No person other than a spouse may be named as contract owner, annuitant or primary beneficiary;

6)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

7)
If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner.  If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

8)
If a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office.  In addition, the date of marriage must be after the election of the death benefit option.

If the marriage terminates due to the death of a spouse, divorce, dissolution, or annulment, the surviving spouse may not elect the Spousal Protection Option to cover a subsequent spouse.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the contract owner could have purchased one of two Guaranteed Minimum Income Benefit options at the time of application.  If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the Daily Net Assets of the variable account, depending on which option was chosen.  Nationwide may realize a profit from the charges assessed for this option.

The Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances.  A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the variable account, the contract owner may purchase a Beneficiary Protector Option.  Nationwide will also stop assessing this charge once the contract is annuitized.  Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract.  If the Beneficiary Protector Option is elected with a contract that also has Spousal Protection, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit, unless the co-annuitant is also the beneficiary.

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The Beneficiary Protector Option is credited to the contract upon the death of the annuitant.  Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a) take distribution of the contract in the form of the death benefit or required distributions as applicable; or

(b) if the beneficiary is the deceased annuitant’s surviving spouse, continue the contract as the new beneficial contract owner and subject to any mandatory distribution rules.

Once the credit is applied to the contract, the charge for the credit is no longer assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the annuitant dies prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) – (b) – (c); where:

a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously paid, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the annuitant dies prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected  = (a) – (b) – (c) – (d), where:

a =	contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b =	the contract value on the date the rider is elected, proportionately adjusted for withdrawals;

c =	purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d =	any adjustment for a death benefit previously paid after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant’s 85th birthday, then:

a)	Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

b)	the benefit will terminate and will no longer be in effect; and

c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated to the sub-accounts of the variable account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years - the "program period").  Contract value at the end of the program period will be no less than contract value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of certain underlying mutual funds that are available under the program.  This investment component is allocated according to contract owner instructions.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.  All references to Guaranteed Term Options in this "Capital Preservation Plus Option" provision will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of these two general components.  Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates

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are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the variable account.  This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charges assessed for this option.

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period.  When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option.  To do this, contract owners would have to determine how much of their contract value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment.  The balance of the contract value would be available to be allocated among the underlying funds.  This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options, among underlying mutual funds.  This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may only be elected at the time of application.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the program period, the following conditions apply:

•	If surrenders or contract charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

•	Only one Capital Preservation Plus Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

•
If, while the Capital Preservation Plus Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

•
If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a Guaranteed Term Option.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the available underlying mutual funds.  The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.

Nationwide makes only certain mutual funds available when a contract owner elects the CPP Option.  Nationwide selected the available mutual funds on the basis of certain risk factors associated with the mutual fund's investment objective.  The mutual funds not made available in conjunction with the CPP Option were excluded on the basis of similar risk considerations.

Only the following underlying mutual funds are available when the Capital Preservation Plus Option is elected:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Small/Mid Cap Value Portfolio: Class B

American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II

Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Initial Shares

Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
•	VIP Investment Grade Bond Portfolio: Service Class

Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
Ivy Funds Variable Insurance Portfolios, Inc.
•	Asset Strategy
•	Balanced
•	Bond
•	Core Equity
•	Dividend Income
•	Growth
•	Mid Cap Growth

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•	Money Market
•	Mortgage Securities
•	Value

Janus Aspen Series
•	Forty Portfolio: Service Shares

Nationwide Variable Insurance Trust
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	NVIT Cardinal Aggressive Fund: Class II
•	NVIT Cardinal Balanced Fund: Class II
•	NVIT Cardinal Capital Appreciation Fund: Class II
•	NVIT Cardinal Conservative Fund: Class II
•	NVIT Cardinal Moderate Fund: Class II
•	NVIT Cardinal Moderately Aggressive Fund: Class II
•	NVIT Cardinal Moderately Conservative Fund: Class II
•	NVIT Core Bond Fund: Class I
•	NVIT Core Plus Bond Fund: Class II
•	NVIT Government Bond Fund: Class I
•	NVIT Growth Fund: Class I
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Balanced Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Capital Appreciation Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Aggressive Fund: Class II
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Money Market Fund: Class I
•	NVIT Nationwide Fund: Class I
•	NVIT Nationwide Leaders Fund: Class III
•	NVIT Short Term Bond Fund: Class II
•	NVIT U.S. Growth Leaders Fund: Class III
•	Van Kampen NVIT Comstock Value Fund: Class I

Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class

Oppenheimer Variable Account Funds
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer MidCap Fund/VA: Non-Service Shares

In addition to the above underlying mutual funds, the following underlying mutual fund is available only to contracts issued prior to May 1, 2009:

American Century Variable Portfolios, Inc.
•	American Century VP Value Fund: Class I

Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares

In addition to the above underlying mutual funds, the following underlying mutual fund is available only to contracts issued prior to May 1, 2008:

Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares

Fidelity Variable Insurance Products Fund
•	VIP Contrafund® Portfolio: Service Class

Janus Aspen Series
•	INTECH Risk-Managed Core Portfolio: Service Shares

Neuberger Berman Advisers Management Trust
•	AMT Guardian Portfolio: I Class
•	AMT Partners Portfolio: I Class
•	AMT Socially Responsive Portfolio: I Class

In addition to the above underlying mutual funds, the following underlying mutual fund is available only to contracts issued prior to May 1, 2007:

American Century Variable Portfolios, Inc
•	American Century VP Ultra Fund: Class I

In addition to the above underlying mutual funds, the following underlying mutual funds are available only to contracts issued prior to May 1, 2006:

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I

Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class

In addition to the above underlying mutual funds, the following underlying mutual funds are available only to contracts issued prior to May 1, 2004:

Dreyfus
•	Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares

Neuberger Berman Advisers Management Trust
•	AMT Mid-Cap Growth Portfolio: I Class

Wells Fargo Advantage Variable Trust
•	VT Opportunity Fund

In addition to the above underlying mutual funds, the following underlying mutual funds are available only to contracts issued prior to May 1, 2002:

Fidelity Variable Insurance Products Fund
•	VIP Growth Opportunities Portfolio: Service Class

Van Kampen
The Universal Institutional Funds, Inc.
•	Mid Cap Growth Portfolio: Class I

In addition to the above underlying mutual funds, the following underlying mutual fund is available only to contracts issued prior to May 1, 2000:

Credit Suisse Trust
•	U.S. Equity Flex II Portfolio

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Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the contract owner takes a surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the Guaranteed Term Option.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from Guaranteed Term Options.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the contract owner elected a program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.  Amounts credited under this option are considered earnings, not purchase payments.  If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market sub-account.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time.  Nationwide will communicate the ensuing CPP program period end to the contract owner approximately 60 days before the end of the period and this notice will include a list of the limited investment options available.If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the variable account value will be calculated using unit values with variable account charges of 1.60% until the benefit is applied.  Once the benefit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed.  From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.20%.  Thus, the Beneficiary Protector Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value.  Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa.  For example, sub-account X with charges of 1.60% will have a lower unit value than sub-account X with charges of 1.20% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower

20

expense level, the higher unit values will cause an incidental increase in the contract value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Contract Ownership

The contract owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide’s home office.  Once recorded, the change will be effective as of the date signed.  However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.  No change will be effective unless and until it is received and recorded at Nationwide’s home office.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date.  These changes must be:

•	on a Nationwide form;

•	signed by the contract owner; and

•	received at Nationwide’s home office before the annuitization date.

Nationwide must review and approve any change requests.  If the contract owner is not a natural person (e.g. a trust or corporation) and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner; and

•	an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.  The annuitant may be changed before the annuitization date with Nationwide’s consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant’s lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
IRA	$15,000	$1,000
Investment-only	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

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Nationwide prohibits subsequent purchase payments made after death of the contract owner(s), the annuitant or co-annuitant. If upon notification of death of the contract owner(s), the annuitant or co-annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to sub-accounts will be priced at the available accumulation unit value next computed after the payment is received.  The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide. If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation unit value determined on the following valuation day.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract value may change and contract owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at Net Asset Value, then converted into accumulation units.  Contract owners can change allocations or make exchanges among the sub-accounts or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payment being allocated to any sub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds (see "Underlying Mutual Fund Restrictions" in the "Transfer Restrictions" section), as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

1)	the value of amounts allocated to the sub-accounts of the variable account; and

2)	amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the Guaranteed Term Options based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to the underlying mutual funds are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual fund for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)	is the sum of:

1)	the Net Asset Value of the underlying mutual fund as of the end of the current valuation period; and

2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period); and

b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding valuation period; and

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c)
is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner.  The factor is equal to an annualized rate ranging from 1.20% to 2.80% of the Daily Net Assets of the variable account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment); and

2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)	subtracting charges deducted in accordance with the contract.

Transfers

Prior to annuitization, contract owners may request to transfer allocations among the subaccounts at anytime.  Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

After annuitization, transfers may only be made on the anniversary of the annuitization date.  Guaranteed Term Options are not available after annuitization.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made from a Guaranteed Term Option) will also count as one transfer event.

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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.

Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a contract owner’s transfer request is refused by Nationwide, they will receive notice in writing by U.S. Mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Right to Revoke

If the contract owner elects to cancel the contract, he/she may return it to Nationwide’s home office within a certain period of time known as the “free look” period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 30 days after the contract issue date.  For contracts issued in the State of California, Nationwide will honor any free look cancellation that is received at Nationwide’s home office or postmarked within 35 days after the contract issue date.  The contract issue date is the next business day after the initial purchase payment is applied to the contract.

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If the contract owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the contract value or the amount of purchase payment(s) applied during the free look period, less any applicable federal and state income tax withholding.  Otherwise, Nationwide will return the contract value, less any applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to sub-accounts to the money market sub-account during the free look period.  For contracts issued in the State of California, Nationwide will allocate initial purchase payments allocated to sub-accounts to the fixed account during the free look period. After the free look period, Nationwide will reallocate the contract value among the sub-accounts based on the instructions contained on the application.  Where state law requires the return of contract value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.  In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant’s death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (See “Pricing”).

Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed by or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

Surrender (Redemption) After Annuitization

After the annuitization date, surrenders other than regularly scheduled annuity payments are not permitted.

Surrenders Under Certain Plan Types

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participants retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, contract value may be transferred to other carriers.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the

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Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant’s death, except as provided below:

A)   Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

B) The surrender limitations described in Section A also apply to:

1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C)   Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date.  Loans are subject to the terms of the contract, the plan and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of contract value (not more than $10,000)
	$20,000 and over	up to 50% of contract value (not more than $50,000*)

ERISA Plans	All	up to 50% of contract value (not more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed.  If assessed, the loan processing fee will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

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Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the contract owner/annuitant dies;

•	the contract owner who is not the annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.  The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.

Investment-only Contracts, IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the Guaranteed Term Options.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner, manual transfers will not automatically terminate the program.  Requests for Asset Rebalancing must be on a Nationwide form.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from certain sub-accounts into other sub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

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Contract owners direct Nationwide to automatically transfer specified amounts from the

•	Fidelity Variable Insurance Products Fund – VIP High Income Portfolio: Service Class R

•	Ivy Funds Variable Insurance Portfolios, Inc. - Money Market

•	Nationwide Variable Insurance Trust – Federated NVIT High Income Bond Fund: Class III

•	Nationwide Variable Insurance Trust –NVIT Government Bond Fund: Class I

•	Nationwide Variable Insurance Trust – NVIT Money Market Fund: Class I

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:

•	Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares

to any other underlying mutual fund.  Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.

Transfers may occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the ten day free look period (see "Right to Revoke").

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.  Annuity payments will not begin until the contract owner affirmatively elects to begin annuity payments. The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix C).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

1)	an annuity payment option; and

2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected. Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual

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funds available during annuitization are those underlying mutual funds shown in the Appendix A.

A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date.  This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1)	multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges will occur on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

•
an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50.  Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Guaranteed Minimum Income Benefit Options ("GMIBs")

GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract.  This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments.  The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application.  The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:

a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant’s 86th birthday;

b)	is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders.  For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

When the Guaranteed Annuitization Value May Be Used

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

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1)	after the contract has been in effect for 7 years; and

2)	the annuitant has attained age 60.

Annuity Payment Options that May Be Used With the Guaranteed Annuitization Value

The contract owner may elect any life contingent Fixed Payment Annuity Option calculated using the guaranteed annuity purchase rates set forth in the contract.  Such Fixed Annuity Payment Options include:

•	Life Annuity;

•	Joint and Last Survivor Annuity; and

•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

Important Considerations to Keep in Mind Regarding the GMIB Options
While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

♦ A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

♦ Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

♦ The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

♦ Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

♦ GMIB may not be approved in all state jurisdictions.

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date.  The annuity payment options are:

1)
Life Annuity – An annuity payable periodically, but at least annually, for the lifetime of the annuitant.  Payments will end upon the annuitant’s death.  For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity – An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under Life Annuity, there is no guaranteed number of payments. Therefore, it is possible that if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. No death benefit payment will be paid.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed – An annuity payable monthly during the lifetime of the annuitant.  If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the annuitant’s death.

If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Contract owners may request other options before the annuitization date.  These options are subject to Nationwide’s approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

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Death Benefits

Upon Death

If death occurs before Annuitization:

If the deceased is the …	and …	and …	then the …
Contract Owner	The contract owner is not the annuitant	There is a surviving joint owner	Surviving joint owner becomes the Contract owner and no death benefit is paid.
Contract Owner	The contract owner is not the annuitant	There is a contigent owner but no surviving joint owner	Contingent owner becomes the contract owner and no death benefit is paid.
Contract Owner	The contract owner is not the annuitant	There is no surviving joint owner or surviving contingent owner	Estate of the last surviving contract owner becomes the new contract owner and no death benefit is paid.
Contract Owner	The contract owner is the annuitant	There is a surviving joint owner	Death benefit is paid to the surviving joint owner.
Contract Owner	The contract owner is the annuitant	There is no surviving joint owner	Death benefit is paid to the beneficiary.
Contract Owner	The contract owner is the annuitant	There is no surviving joint owner and no surviving beneficiary	Death benefit is paid to the contingent beneficiary.
Contract Owner	The contract owner is the annuitant	There is no surviving joint owner, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the estate of the contract owner.
Annuitant	The annuitant is not the contract owner	There is a surviving contingent annuitant	Surviving contingent annuitant becomes the annuitant and no death benefit is paid.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant	Death benefit is paid to the beneficiary.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant, no surviving beneficiary	Death benefit is paid to contingent beneficiary.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the contract owner.
Annuitant	The annuitant is not the contract owner	There is no surviving contingent annuitant, no surviving beneficiary, no surviving contingent beneficiary and no surviving contract owner	Death benefit is paid to the last surviving contract owner’s estate.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, then the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.
If more than one beneficiary survives the annuitant, each beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.  If more than one contingent beneficiary survives the annuitant, each contingent beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will be paid to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;

2)	as an annuity; or

3)	in any other manner permitted by law and approved by Nationwide.

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The beneficiary must notify Nationwide of this election within 60 days of the annuitant’s death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

Distributions will be made pursuant to the “Required Distributions” provisions in Appendix C.

If death occurs after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract owners may select an optional death benefit at the time of application (not all death benefit options may be available in all states).  If no optional death benefit is elected at the time of application, the death benefit will be the standard contractual death benefit.

The death benefit value is determined as of the date Nationwide receives:

1)	proper proof of the annuitant’s death;

2)	an election specifying the distribution method; and

3)	any state required form(s).

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.  Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.    After the first beneficiary provides these instructions, the contract value for all beneficiaries will be allocated to the available money market sub-account until instructions are received from the beneficiary(ies) to allocate their contract value in another manner.

Standard Contractual Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)	the contract value; or

2)	the total of all purchase payments made to the contract, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Spousal Protection Option.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This optional benefit includes a Spousal Protection Feature, discussed earlier in this prospectus.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Spousal Protection Option, an applicant can elect the One-Year Step Up Death Benefit Option.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered;

3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)	the 5% Interest Anniversary Value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5%

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compound interest until the last contract anniversary prior to the annuitant’s 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This optional benefit includes a Spousal Protection Feature, discussed earlier in this prospectus.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option, an applicant can elect the 5% Enhanced Death Benefit Option.

If this option is elected and the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)	the contract value; or

2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, the Company) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), which refers to Nationwide Life Insurance Company of America (NLICA), Nationwide Life and Annuity Company of America (NLACA) and subsidiaries, including the affiliated distribution network. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material

33

adverse effect on the Company’s consolidated financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company’s consolidated financial position or results of operations in the future.

Nationwide Financial Services, Inc. (NFS), NMIC, Nationwide Mutual Fire Insurance Company (NMFIC), Nationwide Corporation and the directors of NFS have been named as defendants in several class actions brought by NFS shareholders. These lawsuits arose following the announcement of the joint offer by NMIC, NMFIC and Nationwide Corporation to acquire all of the outstanding shares of NFS’ Class A common stock. The defendants deny any and all allegations of wrongdoing and have defended these lawsuits vigorously. On August 6, 2008, NFS and NMIC, NMFIC and Nationwide Corporation announced that they had entered into a definitive agreement for the acquisition of all of the outstanding shares of NFS’ Class A common stock for $52.25 per share by Nationwide Corporation, subject to the satisfaction of specific closing conditions. Simultaneously, the plaintiffs and defendants entered into a memorandum of understanding for the settlement of these lawsuits. The memorandum of understanding provides, among other things, for the settlement of the lawsuits and release of the defendants and, in exchange for the release and without admitting any wrongdoing, defendant NMIC shall acknowledge that the pending lawsuits were a factor, among others, that led it to offer an increased share price in the transaction. NMIC shall agree to pay plaintiffs’ attorneys’ fees and the costs of notifying the class members of the settlement. The memorandum of understanding is conditioned upon court approval of the proposed settlement. The court has scheduled the fairness hearing for approval of the proposed settlement for June 23, 2009. The lawsuits are pending in multiple jurisdictions and allege that the offer price was inadequate, that the process for reviewing the offer was procedurally unfair and that the defendants have breached their fiduciary duties to the holders of the NFS Class A common stock. NFS continues to defend these lawsuits vigorously.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State

34

Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, the plaintiffs filed an amended complaint. The plaintiffs claim to represent a class of all participants in the Alabama State Employees Association (ASEA) Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001, to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 4, 2008, the Alabama State Personnel Board and the State of Alabama by, and through the State Personnel Board, filed a motion to intervene and a complaint in intervention. On December 16, 2008, the Companies filed their Answer. On February 4, 2009, the court provisionally agreed to add the State of Alabama, by and through the State Personnel Board as a party. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On October 17, 2008, the plaintiffs filed their opening brief. On December 19, 2008 the defendants filed their briefs. On January 26, 2009, the plaintiffs filed Appellants’ Reply Brief. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On October 15, 2008, the plaintiffs filed a notice of appeal. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court granted the class’s motion for summary judgment on the breach of contract claims arising from the term policies in 43 of 51 jurisdictions. The Court granted NLIC’s motion for summary judgment on the breach of contract claims on all decreasing term policies. On November 7, 2008, the case was settled.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance

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Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On January 30, 2009, the United States Court of Appeals for the Fourth Circuit affirmed that dismissal. NLIC continues to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. On April 25, 2008, NFS and NLIC filed their opposition to the plaintiffs’ motion for class certification. On September 29, 2008, the plaintiffs filed their reply to NFS’ and NLIC’s opposition to class certification. The Court has set a hearing on the class certification motion for February 27, 2009. NFS and NLIC continue to defend this lawsuit vigorously.

In 2005, Waddell & Reed, Inc. settled three lawsuits involving its former affiliate, United Investors Life Insurance Company (UILIC), and UILIC's parent company, Torchmark Corporation (Torchmark) relating to Waddell & Reed, Inc.'s separation from Torchmark and UILIC and recommendations by Waddell & Reed, Inc. to certain of its customers that they exchange their UILIC variable annuities for variable annuities issued by Nationwide.  Under the terms of the settlement, Waddell & Reed, Inc. paid Torchmark $14.5 million to resolve outstanding litigation.

In April of 2005, Waddell & Reed, Inc. entered into a Decision & Order of Offer of Settlement with the NASD Department of Enforcement (DOE) settling a regulatory action brought by the DOE on January 14, 2004 (Case No. CAF040002) alleging that Waddell & Reed, Inc. violated NASD Conduct Rules 2110, 2310, 3010 and 3110, and § 17(a)(1) of the Securities Exchange Act of 1934 and Rule 17a-3(A)(6) thereunder, relating to exchanges made by certain of its clients of their variable annuity policies.  The case also alleged violations of NASD rules by Waddell & Reed, Inc.'s former President, Robert L. Hechler, and its former National Sales Manager, Robert J. Williams, Jr.  The DOE alleged that Waddell & Reed, Inc. failed to take adequate steps to determine whether there were reasonable grounds for the clients to enter into the exchanges, such as determining whether the customers were likely to benefit or lose money from the exchanges, failed to establish sufficient guidance for the sales force to use in determining the suitability of the exchanges, failed to establish and maintain supervisory procedures or a system to supervise the activities of its advisors that was reasonably designed to achieve compliance with the requirements of the NASD's suitability rule, and failed to maintain books and records regarding orders for unexecuted variable annuity exchanges.  Without admitting or denying the allegations, Waddell & Reed, Inc. agreed to be censured, pay a fine of $5 million and pay client restitution of up to $11 million.  Without admitting or denying the allegations, Robert Hechler and Robert Williams each agreed to fines of $150,000 and six-month suspensions.  Waddell & Reed, Inc. also agreed with a multistate consortium to a global resolution of state claims arising from the DOE action.  Without admitting or denying the allegations, Waddell & Reed, Inc. agreed to pay a fine of $2 million to be divided among the states and pay additional client restitution.

Waddell & Reed, Inc. is a party to legal proceedings incident to its normal business operations.  While there can be no

36

assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts.

The general distributor, NISC, is not engaged in any litigation of any material nature.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-08241

Securities Act of 1933 Registration File No. 333-52579

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Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S.
inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

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American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC; BlackRock Asset Management
U.K. Limited
Investment Objective:	Seeks high total investment return.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.
This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Credit Suisse Trust - International Equity Flex I Portfolio (formerly, International Focus Portfolio)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-adviser:	Credit Suisse Asset Management Limited
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Credit Suisse Trust - International Equity Flex II Portfolio (formerly, Global Small Cap Portfolio)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-adviser:	Credit Suisse Asset Management Limited
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

40

Credit Suisse Trust - U.S. Equity Flex II Portfolio (formerly, Large Cap Value Portfolio)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2000
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	Long-term growth of capital and income.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Boston Company Asset Management
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Sub-adviser:	Federated Investment Management Company
Investment Objective:	To provide moderate capital appreciation and high current income.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).
This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

41

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Reasonable income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The VIP Freedom Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for VIP Freedom Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The VIP Freedom Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for VIP Freedom Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The VIP Freedom Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for VIP Freedom Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

42

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	High level of current income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company (FMR)
Sub-adviser:	Fidelity Management & Research Co., Inc. (FMR Co., Inc.); Fidelity Research
& Analysis Company (FRAC)
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

43

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Adviser:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 (formerly, Templeton
Global Income Securities Fund: Class 3)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income consistent with preservation of capital, with capital appreciation as a secondary consideration.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

44

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Current income with a secondary goal of long-term capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Ivy Funds Variable Insurance Portfolios, Inc. - Bond
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Reasonable return with emphasis on preservation of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth and income.

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Income and long term growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Energy
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	To provide long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Mackenzie Financial Corporation
Investment Objective:	Long-term growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth with a secondary objective of current income.

Ivy Funds Variable Insurance Portfolios, Inc. - High Income
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High level of current income and capital when consistent with its primary objective as a secondary objective.

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation and a secondary goal of current income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Ivy Funds Variable Insurance Portfolios, Inc. - International Value
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Wall Street Associates
Investment Objective:	Long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	To provide growth of your investment.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Maximum current income consistent with stability of principal.

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Advantus Capital Management, Inc.
Investment Objective:	High level of current income.

45

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Advantus Capital Management, Inc.
Investment Objective:	Total return through a combination of capital appreciation and current income.

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term accumulation of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Value
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation.

J.P. Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (formerly, JPMorgan Insurance TrustDiversified Mid Cap Value Portfolio: Class 1)
Investment Adviser:	JPMorgan Investment Advisors Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Global Technology Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	INTECH Investment Management LLC ("INTECH")
Investment Objective:	Long-term growth of capital.

46

Janus Aspen Series - Overseas Portfolio: Service II Shares (formerly, International Growth Portfolio: Service II Shares)
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Overseas Portfolio: Service Shares (formerly, International Growth Portfolio: Service Shares)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

Nationwide Variable Insurance Trust - AllianceBernstein NVIT Global Fixed Income Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.
Investment Objective:	Seeks a high level of current income consistent with preserving capital.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management, Inc.
Investment Objective:	Seeks capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital over the long term.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide investors with high total return (including income and capital gains) consistent with the preservation of capital over the long term.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

47

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class I
Effective May 1, 2002 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

48

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc.
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed income securities.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

49

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return consistent with a moderately conservative level of risk.

The NVIT Cardinal Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for NVIT Cardinal Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

50

Nationwide Variable Insurance Trust - NVIT Global Financial Services Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	To match the performance of the Morgan Stanley Capital International
Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund (“Balanced Fund” or the
“Fund”) seeks a high level of total return through investment in both equity and fixed-income securities. The Balanced Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable
Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying
Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

51

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund (“Capital
Appreciation Fund” or the “Fund”) seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other
NVIT Investor Destinations Funds. The Capital Appreciation Fund is a
“fund-of-funds” that invests its assets primarily in underlying portfolios of
Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”) that represent several asset classes. Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

52

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Capital appreciation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	The fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Logan Circle Partners, L.P.
Investment Objective:	Above average total return over a market cycle of three to five years.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Invesco AIM Capital Management, Inc. and American Century Global
Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management, L.P.; Neuberger Berman Management
Inc.; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Goldman Sachs Asset Management L.P.; Neuberger Berman Management, Inc.
and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2009
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc. and American Century Investment
Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Neuberger Berman Management Inc. and American Century Investment
Management Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	American Century Investment Management; RiverSource Investment
Management; Thompson, Siegel & Walmsley, Inc.
Investment Objective:	The fund seeks long-term capital growth.

53

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	Capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.: American Century Investment
Management Inc.; Gartmore Global Partners; Morgan Stanley Investment
Management; Neuberger Berman Management, Inc.; Putnam Investment
Management, LLC; Waddell & Reed Investment Management Company
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Nationwide Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	High total return from a concentrated portfolio of U.S. securities.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT U.S. Growth Leaders Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term growth of capital.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

54

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	OppenheimerFunds, Inc.
Investment Objective:	Seeks long-term capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks to maximize total return, consisting of capital appreciation and/or current income.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and convertible securities.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Variable Insurance Trust - Van Kampen NVIT Real Estate Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	The fund seeks current income and long-term capital appreciation.

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital; current income is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

55

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Growth of capital.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Lehman Brothers Asset Management LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Neuberger Berman Management LLC.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

56

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth and, secondarily, income.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment
Adviser:	T. Rowe Price Investment Services
Investment Objective:	High level of income consistent with moderate price fluctuation.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

57

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

This underlying mutual fund or sub-account may invest in lower quality debt securities commonly referred to as junk bonds.

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital growth by investing primarily in common stocks and other equity securities.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities.
Income is a secondary consideration.

This underlying mutual fund or sub-account assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Adviser:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities.
Income is a secondary consideration.

58

Wells Fargo Advantage Funds® Variable Trust - VT Opportunity Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

This underlying mutual fund or sub-account may invest in other funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors may incur higher charges in this underlying mutual fund or sub-account than a fund that does not invest in other funds.

Wells Fargo Advantage Funds® Variable Trust - VT Small Cap Growth Fund
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management Incorporated
Investment Objective:	Long-term capital appreciation.

59

Appendix B: Condensed Financial Information (BOA)

The following tables list the Condensed Financial Information (the Accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.20%) and contracts with all optional benefits available on December 31, 2008 (the maximum variable account charge of 2.80%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the Variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                                1-800-848-6331, TDD 1-800-238-3035
writing:                                Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:                      www.nationwide.com

The following funds were added to the variable account effective May 1, 2009, therefore, no Condensed Financial Information is available:
BlackRock Variable Series Funds, Inc.
•	BlackRock Global Allocation V.I. Fund - Class III
Nationwide Variable Insurance Trust (“NVIT”)
•	AllianceBernstein NVIT Global Fixed Income Fund-Class III
•	American Century NVIT Multi Cap Value Fund-Class I
•	NVIT Investor Destinations Balanced Fund-Class II
•	NVIT Investor Destinations Capital Appreciation Fund-Class II
•	NVIT Multi-Manager Mid Cap Growth Fund – Class I
•	Oppenheimer NVIT Large Cap Growth Fund-Class I
•	Templeton NVIT International Value Fund-Class III
PIMCO Variable Insurance Trust
•	Foreign Bond Portfolio (Unhedged): Advisor Class
•	Low Duration Portfolio: Advisor Class
Ivy Funds Variable Insurance Portfolios, Inc.
•	Asset Strategy
Wells Fargo Advantage Funds® Variable Trust
•	VT Small Cap Growth Fund

No Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the Daily Net Assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.663209	5.066961	-52.48%	26,964	2008
	10.648204	10.663209	0.14%	5,988	2007
	10.000000	10.648204	6.48%	2,444	2006*

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.912533	6.185696	-43.32%	3,873	2008
	9.885895	10.912533	10.38%	4,327	2007
	10.000000	9.885895	-1.14%	2,237	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.017691	5.755196	-47.76%	34,976	2008
	10.088107	11.017691	9.21%	41,123	2007
	10.000000	10.088107	0.88%	32,082	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.000000	6.204371	-37.96%	41,999	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.664298	11.341243	-2.77%	648,504	2008
	10.782991	11.664298	8.17%	617,795	2007
	10.743070	10.782991	0.37%	620,296	2006
	10.705893	10.743070	0.35%	1,006,447	2005
	10.240855	10.705893	4.54%	936,508	2004
	10.000000	10.240855	2.41%	243,075	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.554749	10.052611	-35.37%	410,167	2008
	15.755326	15.554749	-1.27%	523,547	2007
	13.618988	15.755326	15.69%	676,341	2006
	13.173845	13.618988	3.38%	796,076	2005
	11.800602	13.173845	11.64%	964,548	2004
	9.233496	11.800602	27.80%	1,046,056	2003
	11.591056	9.233496	-20.34%	1,224,719	2002
	12.802086	11.591056	-9.46%	1,377,248	2001
	14.495483	12.802086	-11.68%	1,188,175	2000
	12.431326	14.495483	16.60%	435,194	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	18.004862	9.815043	-45.49%	232,780	2008
	15.437238	18.004862	16.63%	289,084	2007
	12.496772	15.437238	23.53%	354,169	2006
	11.167883	12.496772	11.90%	420,177	2005
	9.835624	11.167883	13.55%	527,831	2004
	7.995327	9.835624	23.02%	755,260	2003
	10.162935	7.995327	-21.33%	1,013,393	2002
	14.524713	10.162935	-30.03%	1,961,011	2001
	17.674116	14.524713	-17.82%	1,524,024	2000
	10.904652	17.674116	62.08%	800,500	1999

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	18.127778	9.882047	-45.49%	270,579	2008
	15.542624	18.127778	16.63%	352,055	2007
	12.582094	15.542624	23.53%	423,600	2006
	11.259425	12.582094	11.75%	485,668	2005
	9.902768	11.259425	13.70%	521,908	2004
	8.049901	9.902768	23.02%	628,774	2003
	10.000000	8.049901	-19.50%	523,208	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.679075	7.981902	-25.26%	187,451	2008
	11.064576	10.679075	-3.48%	140,010	2007
	10.000000	11.064576	10.65%	65,234	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.409213	7.174480	-42.18%	49,329	2008
	10.379377	12.409213	19.56%	64,961	2007
	10.860896	10.379377	-4.43%	133,429	2006
	10.759422	10.860896	0.94%	225,850	2005
	9.839643	10.759422	9.35%	207,268	2004
	7.973718	9.839643	23.40%	237,657	2003
	10.000000	7.973718	-20.26%	55,784	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	20.761269	15.019486	-27.66%	854,598	2008
	22.153132	20.761269	-6.28%	1,079,275	2007
	18.896571	22.153132	17.23%	1,506,496	2006
	18.208834	18.896571	3.78%	1,609,777	2005
	16.119499	18.208834	12.96%	1,830,943	2004
	12.651422	16.119499	27.41%	1,935,045	2003
	14.654697	12.651422	-13.67%	2,187,107	2002
	13.147862	14.654697	11.46%	1,702,310	2001
	11.263216	13.147862	16.73%	562,778	2000
	11.497731	11.263216	-2.04%	182,255	1999

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.187352	6.693740	-49.24%	41,453	2008
	9.550042	13.187352	38.09%	181,435	2007
	10.000000	9.550042	-4.50%	0	2006*

62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	15.656771	8.236573	-47.39%	2,450	2008
	16.500864	15.656771	-5.12%	2,450	2007
	14.752718	16.500864	11.85%	3,936	2006
	12.855886	14.752718	14.75%	6,851	2005
	11.028092	12.855886	16.57%	7,335	2004
	7.559296	11.028092	45.89%	8,102	2003
	11.620449	7.559296	-34.95%	9,068	2002
	16.482534	11.620449	-29.50%	22,334	2001
	20.579437	16.482534	-19.91%	28,615	2000
	12.739606	20.579437	61.54%	42,065	1999

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	17.016617	9.913311	-41.74%	2,879	2008
	14.772705	17.016617	15.19%	2,879	2007
	12.601078	14.772705	17.23%	3,802	2006
	10.859830	12.601078	16.03%	4,030	2005
	9.579453	10.859830	13.37%	4,461	2004
	7.285009	9.579453	31.50%	7,014	2003
	9.206014	7.285009	-20.87%	9,029	2002
	11.989196	9.206014	-23.21%	31,201	2001
	16.374564	11.989196	-26.78%	46,141	2000
	10.801619	16.374564	51.29%	324,270	1999

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	17.244346	10.872028	-36.95%	25,237	2008
	17.148631	17.244346	0.56%	29,210	2007
	14.542340	17.148631	17.92%	42,615	2006
	13.610120	14.542340	6.85%	43,643	2005
	12.371997	13.610120	10.01%	47,890	2004
	10.004585	12.371997	23.66%	59,293	2003
	13.167262	10.004585	-24.02%	76,370	2002
	13.203287	13.167262	-0.27%	93,872	2001
	12.269490	13.203287	7.61%	100,945	2000
	11.688738	12.269490	4.97%	41,592	1999

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.670723	10.013642	-31.74%	251,070	2008
	14.947780	14.670723	-1.85%	192,467	2007
	13.223234	14.947780	13.04%	246,690	2006
	12.480627	13.223234	5.95%	272,374	2005
	10.364013	12.480627	20.42%	388,384	2004
	7.613403	10.364013	36.13%	373,575	2003
	10.000000	7.613403	-23.87%	78,616	2002*

63

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	11.892933	7.705099	-35.21%	127,095	2008
	11.168633	11.892933	6.49%	179,811	2007
	10.351504	11.168633	7.89%	228,859	2006
	10.111287	10.351504	2.38%	299,218	2005
	9.635655	10.111287	4.94%	479,568	2004
	7.739942	9.635655	24.49%	517,520	2003
	11.025487	7.739942	-29.80%	597,585	2002
	14.414394	11.025487	-23.51%	770,125	2001
	16.397708	14.414394	-12.10%	794,428	2000
	12.758878	16.397708	28.52%	267,898	1999

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.958510	9.289668	-37.90%	2,565,023	2008
	14.385200	14.958510	3.99%	3,073,234	2007
	12.605780	14.385200	14.12%	3,437,429	2006
	12.186711	12.605780	3.44%	3,986,409	2005
	11.148445	12.186711	9.31%	4,780,486	2004
	8.790442	11.148445	26.82%	5,185,679	2003
	11.460136	8.790442	-23.30%	5,523,412	2002
	13.209188	11.460136	-13.24%	6,231,637	2001
	14.736468	13.209188	-10.36%	5,480,063	2000
	12.367188	14.736468	19.16%	2,643,256	1999

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	15.183971	10.568422	-30.40%	341,135	2008
	14.346155	15.183971	5.84%	321,599	2007
	12.465876	14.346155	15.08%	454,697	2006
	12.087664	12.465876	3.13%	577,065	2005
	11.646776	12.087664	3.79%	707,308	2004
	9.728623	11.646776	19.72%	906,739	2003
	11.823034	9.728623	-17.71%	767,694	2002
	13.195948	11.823034	-10.40%	803,464	2001
	13.442893	13.195948	-1.84%	644,953	2000
	12.207586	13.442893	10.12%	375,791	1999

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.036702	9.830634	-2.05%	42,767	2008
	10.312388	10.036702	-2.67%	7,804	2007
	10.000000	10.312388	3.12%	7,901	2006*

64

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.975403	12.801405	-8.40%	999,169	2008
	13.423384	13.975403	4.11%	1,148,323	2007
	13.044103	13.423384	2.91%	1,339,470	2006
	13.033001	13.044103	0.09%	1,880,752	2005
	12.730457	13.033001	2.38%	2,165,089	2004
	12.313044	12.730457	3.39%	2,970,535	2003
	11.401464	12.313040	8.00%	3,228,418	2002
	10.684388	11.401464	6.71%	2,254,148	2001
	9.790385	10.684388	9.13%	924,949	2000
	10.000000	9.790385	-2.10%	93,080	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	23.573218	13.365134	-43.30%	1,954,448	2008
	20.305885	23.573218	16.09%	2,365,253	2007
	18.417343	20.305885	10.25%	2,698,137	2006
	15.952706	18.417343	15.45%	2,988,619	2005
	13.999044	15.952706	13.96%	2,846,511	2004
	11.039054	13.999044	26.81%	2,623,187	2003
	12.335838	11.039050	-10.51%	2,860,206	2002
	14.247834	12.335838	-13.42%	2,560,723	2001
	15.457984	14.247834	-7.83%	2,464,577	2000
	12.602507	15.457984	22.66%	1,033,897	1999

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.500848	6.081720	-54.95%	218,128	2008
	9.383035	13.500848	43.89%	277,389	2007
	10.000000	9.383035	-6.17%	62,767	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	18.002932	10.190835	-43.39%	1,579,722	2008
	17.968073	18.002932	0.19%	2,065,849	2007
	15.144659	17.968073	18.64%	2,600,880	2006
	14.493567	15.144659	4.49%	3,129,168	2005
	13.170455	14.493567	10.05%	3,750,760	2004
	10.236736	13.170455	28.66%	4,198,863	2003
	12.483021	10.236736	-17.99%	3,759,981	2002
	13.313013	12.483021	-6.23%	3,313,379	2001
	12.440601	13.313013	7.01%	2,161,872	2000
	11.850451	12.440601	4.98%	927,286	1999

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.291189	8.358168	-25.98%	85,647	2008
	10.519576	11.291189	7.34%	26,270	2007
	10.000000	10.519576	5.20%	8,455	2006*

65

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.471058	7.625956	-33.52%	13,124	2008
	10.539579	11.471058	8.84%	59,957	2007
	10.000000	10.539579	5.40%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.601646	7.097840	-38.82%	8,069	2008
	10.559747	11.601646	9.87%	12,684	2007
	10.000000	10.559747	5.60%	3,229	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	12.576778	5.583962	-55.60%	121,880	2008
	10.346265	12.576778	21.56%	150,346	2007
	9.944414	10.346265	4.04%	249,258	2006
	9.245533	9.944414	7.56%	275,861	2005
	8.740750	9.245533	5.78%	352,180	2004
	6.823011	8.740750	28.11%	456,212	2003
	8.844341	6.823011	-22.85%	599,897	2002
	10.463173	8.844341	-15.47%	744,505	2001
	12.785954	10.463173	-18.17%	831,500	2000
	12.421717	12.785954	2.93%	708,815	1999

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	16.060924	8.372807	-47.87%	1,232,076	2008
	12.813873	16.060924	25.34%	1,563,356	2007
	12.151083	12.813873	5.45%	1,749,896	2006
	11.638000	12.151083	4.41%	2,222,758	2005
	11.407069	11.638000	2.02%	2,985,658	2004
	8.695091	11.407069	31.19%	3,893,831	2003
	12.608518	8.695091	-31.04%	4,193,087	2002
	15.512519	12.608518	-18.72%	5,367,579	2001
	17.653733	15.512519	-12.13%	4,474,920	2000
	13.015101	17.653733	35.64%	1,970,612	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.567096	8.563916	-25.96%	432,182	2008
	11.405362	11.567096	1.42%	607,521	2007
	10.382924	11.405362	9.85%	1,486,098	2006
	10.250064	10.382924	1.30%	2,014,138	2005
	9.477262	10.250064	8.15%	2,623,468	2004
	7.554754	9.477262	25.45%	4,691,548	2003
	7.379494	7.554754	2.37%	2,584,236	2002
	8.478210	7.379494	-12.96%	1,809,746	2001
	11.087928	8.478210	-23.54%	1,428,006	2000
	10.384114	11.087928	6.78%	2,068,984	1999

66

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.806038	7.268321	-25.88%	524,743	2008
	10.000000	9.806038	-1.94%	222,668	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.178437	10.674834	-4.51%	519,198	2008
	10.857668	11.178437	2.95%	350,720	2007
	10.536126	10.857668	3.05%	315,622	2006
	10.446445	10.536126	0.86%	277,105	2005
	10.135570	10.446445	3.07%	260,114	2004
	10.000000	10.135570	1.36%	127,064	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.253265	6.725459	-40.24%	262,245	2008
	9.863182	11.253265	14.09%	327,147	2007
	10.000000	9.863182	-1.37%	249,682	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	19.565247	10.850910	-44.54%	207,920	2008
	16.896770	19.565247	15.79%	255,347	2007
	14.499246	16.896770	16.54%	295,835	2006
	12.334722	14.499246	17.55%	364,353	2005
	11.000744	12.334722	12.13%	414,556	2004
	7.775040	11.000744	41.49%	502,898	2003
	9.879361	7.775040	-21.30%	658,946	2002
	12.702222	9.879361	-22.22%	1,245,153	2001
	15.900927	12.702222	-20.12%	976,921	2000
	11.296846	15.900927	40.76%	542,691	1999

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	19.467718	10.794322	-44.55%	339,682	2008
	16.809880	19.467718	15.81%	427,602	2007
	14.424335	16.809880	16.54%	483,381	2006
	12.275838	14.424335	17.50%	630,854	2005
	10.947388	12.275838	12.13%	685,014	2004
	7.734738	10.947388	41.54%	553,471	2003
	10.000000	7.734738	-22.65%	267,256	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.872344	7.656370	-51.76%	51,592	2008
	15.214228	15.872344	4.33%	90,482	2007
	13.252038	15.214228	14.81%	117,172	2006
	13.078442	13.252038	1.33%	237,304	2005
	11.612918	13.078442	12.62%	222,842	2004
	7.448995	11.612918	55.90%	354,501	2003
	10.000000	7.448995	-25.51%	104,063	2002*

67

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.405666	7.926819	-30.50%	599,687	2008
	11.126930	11.405666	2.51%	682,436	2007
	10.000000	11.126930	11.27%	379,194	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.802409	6.487052	-33.82%	245,245	2008
	10.164026	9.802409	-3.56%	140,280	2007
	10.000000	10.164026	1.64%	123,976	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.602655	-33.97%	30,465	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.575240	6.347673	-53.24%	72,523	2008
	10.676971	13.575240	27.15%	109,119	2007
	10.000000	10.676971	6.77%	58,096	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.392141	7.297905	-41.11%	104,479	2008
	10.865204	12.392141	14.05%	100,081	2007
	10.000000	10.865204	8.65%	11,057	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	11.470459	12.036200	4.93%	335,052	2008
	10.456863	11.470459	9.69%	307,898	2007
	10.000000	10.456863	4.57%	126,814	2006*

J.P. Morgan Series Trust II - Mid Cap Value Portfolio - Class I Shares Q/NQ	14.364858	9.479322	-34.01%	117,704	2008
	14.192075	14.364858	1.22%	213,021	2007
	12.293683	14.192075	15.44%	332,138	2006
	11.393010	12.293683	7.91%	524,791	2005
	10.000000	11.393010	13.93%	253,779	2004*

68

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.707458	6.441522	-44.98%	868,601	2008
	8.673028	11.707458	34.99%	875,530	2007
	8.044709	8.673028	7.81%	954,051	2006
	7.233815	8.044709	11.21%	1,249,001	2005
	6.206483	7.233815	16.55%	1,553,666	2004
	5.224689	6.206483	18.79%	1,959,393	2003
	6.290120	5.224689	-16.94%	2,427,101	2002
	8.145127	6.290120	-22.72%	3,326,994	2001
	10.000000	8.145127	-18.55%	3,201,547	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.504483	8.039786	-44.57%	52,344	2008
	12.058365	14.504483	20.29%	56,771	2007
	11.306670	12.058365	6.65%	54,908	2006
	10.279283	11.306670	9.99%	60,349	2005
	10.317923	10.279283	-0.37%	122,486	2004
	7.097740	10.317923	45.37%	101,800	2003
	10.000000	7.097740	-29.02%	64,729	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.775364	2.643381	-44.65%	287,640	2008
	3.971844	4.775364	20.23%	348,257	2007
	3.728118	3.971844	6.54%	436,999	2006
	3.382577	3.728118	10.22%	559,788	2005
	3.404379	3.382577	-0.64%	736,437	2004
	2.352398	3.404379	44.72%	981,046	2003
	4.030994	2.352398	-41.64%	1,284,653	2002
	6.509446	4.030994	-38.07%	3,050,682	2001
	10.000000	6.509446	-34.91%	2,408,388	2000*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.810211	11.219048	-37.01%	3,413	2008
	16.986055	17.810211	4.85%	5,391	2007
	15.520392	16.986055	9.44%	8,663	2006
	14.162874	15.520392	9.59%	5,327	2005
	12.203564	14.162874	16.06%	47,738	2004
	10.000000	12.203564	22.04%	2,495	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	28.888141	13.639607	-52.78%	352,891	2008
	22.831314	28.888141	26.53%	437,663	2007
	15.752110	22.831314	44.94%	438,386	2006
	12.076286	15.752110	30.44%	292,581	2005
	10.296399	12.076286	17.29%	275,571	2004
	7.745526	10.296399	32.93%	299,904	2003
	10.000000	7.745526	-22.54%	270,052	2002*

69

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.901767	7.977040	-52.80%	429,222	2008
	13.363752	16.901767	26.47%	595,755	2007
	9.224320	13.363752	44.88%	760,515	2006
	7.075935	9.224320	30.36%	935,163	2005
	6.034263	7.075935	17.26%	1,112,031	2004
	4.539769	6.034263	32.92%	1,464,289	2003
	6.189198	4.539769	-26.65%	1,958,619	2002
	8.181886	6.189198	-24.35%	3,768,139	2001
	10.000000	8.181886	-18.18%	3,150,414	2000*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.769084	7.820481	-33.55%	440,579	2008
	11.072036	11.769084	6.30%	329,513	2007
	10.000000	11.072036	10.72%	260,416	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	18.721786	11.607507	-38.00%	158,169	2008
	17.646698	18.721786	6.09%	181,141	2007
	15.753152	17.646698	12.02%	231,805	2006
	14.709611	15.753152	7.09%	316,921	2005
	12.855226	14.709611	14.43%	409,273	2004
	9.874844	12.855226	30.18%	477,687	2003
	13.589004	9.874844	-27.33%	490,333	2002
	13.965623	13.589004	-2.70%	642,504	2001
	13.976229	13.965623	-0.08%	410,175	2000
	12.307946	13.976229	13.55%	266,985	1999

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.569424	5.593217	-47.08%	5,266	2008
	10.365443	10.569424	1.97%	62,289	2007
	10.000000	10.365443	3.65%	17,620	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	22.191672	12.416177	-44.05%	277,000	2008
	18.332606	22.191672	21.05%	379,544	2007
	16.177503	18.332606	13.32%	394,677	2006
	14.395278	16.177503	12.38%	503,461	2005
	12.527159	14.395278	14.91%	622,337	2004
	9.900112	12.527159	26.54%	755,470	2003
	14.181298	9.900112	-30.19%	740,362	2002
	19.049729	14.181298	-25.56%	921,742	2001
	20.834304	19.049729	-8.57%	940,721	2000
	13.702754	20.834304	52.04%	237,451	1999

70

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	19.677400	9.255057	-52.97%	396,224	2008
	18.217005	19.677400	8.02%	482,069	2007
	16.426857	18.217005	10.90%	590,785	2006
	14.084147	16.426857	16.63%	759,376	2005
	11.981613	14.084147	17.55%	491,297	2004
	8.977079	11.981613	33.47%	512,201	2003
	11.978104	8.977079	-25.05%	391,586	2002
	12.477284	11.978104	-4.00%	392,485	2001
	12.539993	12.477284	-0.50%	356,507	2000
	11.821068	12.539993	6.08%	175,689	1999

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.371273	5.538531	-46.60%	21,609	2008
	10.186883	10.371273	1.81%	92,612	2007
	10.000000	10.186883	1.87%	101,550	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.655363	9.113768	-14.47%	474,409	2008
	10.294293	10.655363	3.51%	985,053	2007
	9.998849	10.294293	2.95%	1,137,130	2006
	9.975981	9.998849	0.23%	777,745	2005
	10.019076	9.975981	-0.43%	771,596	2004
	10.000000	10.019076	0.19%	388,918	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.671730	5.783597	-40.20%	12,242	2008
	9.739699	9.671730	-0.70%	1,834	2007
	10.000000	9.739699	-2.60%	1,778	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.240089	8.519760	-40.17%	23,062	2008
	13.394228	14.240089	6.32%	96,060	2007
	11.922729	13.394228	12.34%	37,665	2006
	11.292761	11.922729	5.58%	24,380	2005
	10.000000	11.292761	12.93%	10,161	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.981885	7.619334	-30.62%	425,422	2008
	10.472825	10.981885	4.86%	499,797	2007
	10.000000	10.472825	4.73%	205,647	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.636755	9.471637	-10.95%	657,340	2008
	10.454871	10.636755	1.74%	776,207	2007
	10.000000	10.454871	4.55%	144,229	2006*

71

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.152287	7.367390	-39.37%	262,267	2008
	10.755666	12.152287	12.98%	256,462	2007
	10.000000	10.755666	7.56%	225,261	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.366340	6.264678	-44.88%	301,663	2008
	10.281776	11.366340	10.55%	303,225	2007
	10.000000	10.281776	2.82%	160,013	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.812784	6.004590	-38.81%	131,095	2008
	10.000000	9.812784	-1.87%	85,350	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.161801	10.787009	-28.85%	224,912	2008
	14.880516	15.161801	1.89%	269,821	2007
	13.616913	14.880516	9.28%	378,655	2006
	13.461410	13.616913	1.16%	604,478	2005
	12.375393	13.461410	8.78%	2,177,370	2004
	10.244088	12.375393	20.81%	2,237,026	2003
	10.044539	10.244088	1.99%	1,894,472	2002
	9.755865	10.044539	2.96%	1,162,748	2001
	10.764664	9.755865	-9.37%	309,375	2000
	10.558563	10.764664	1.95%	156,778	1999

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.646442	8.273481	-28.96%	2,037,747	2008
	11.426670	11.646442	1.92%	250,132	2007
	10.456788	11.426670	9.28%	1,610,469	2006
	10.000000	10.456788	4.57%	1,261,068	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	33.799667	14.104539	-58.27%	1,520	2008
	23.500696	33.799667	43.82%	1,625	2007
	17.397252	23.500696	35.08%	1,696	2006
	13.275190	17.397252	31.05%	3,451	2005
	11.128016	13.275190	19.30%	3,698	2004
	6.815122	11.128016	63.28%	8,385	2003
	8.137235	6.815122	-16.25%	12,050	2002
	8.686950	8.137235	-6.33%	102,549	2001
	10.000000	8.686950	-13.13%	77	2000*

72

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	37.222183	15.507825	-58.34%	175,724	2008
	25.885813	37.222183	43.79%	242,912	2007
	19.173227	25.885813	35.01%	238,201	2006
	14.628417	19.173227	31.07%	284,159	2005
	12.261030	14.628417	19.31%	195,935	2004
	7.511024	12.261030	63.24%	187,507	2003
	10.000000	7.511024	-24.89%	46,964	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	21.269154	14.100078	-33.71%	92,484	2008
	17.882273	21.269154	18.94%	123,287	2007
	13.153905	17.882273	35.95%	117,521	2006
	12.503205	13.153905	5.20%	71,732	2005
	9.738560	12.503205	28.39%	87,413	2004
	7.938080	9.738560	22.68%	38,059	2003
	10.000000	7.938080	-20.62%	2,309	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	15.645882	8.338511	-46.70%	1,147	2008
	12.455693	15.645882	25.61%	1,411	2007

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.919078	13.284846	-46.69%	256,494	2008
	19.837629	24.919078	25.62%	330,985	2007
	15.101683	19.837629	31.36%	171,997	2006
	11.741561	15.101683	28.62%	98,805	2005
	10.392529	11.741561	12.98%	59,954	2004
	7.772433	10.392529	33.71%	38,163	2003
	6.500996	7.772433	-22.28%	20,076	2002
	9.222891	6.500996	-29.51%	24,662	2001
	10.000000	9.222891	-7.77%	3,925	2000*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	19.501770	10.723883	-45.01%	38,826	2008
	16.463710	19.501770	18.45%	42,023	2007
	13.237138	16.463710	24.38%	46,767	2006
	11.226453	13.237138	17.91%	55,280	2005
	9.823812	11.226453	14.28%	71,751	2004
	7.307866	9.823812	34.43%	89,570	2003
	9.913802	7.307866	-26.29%	141,191	2002
	12.359900	9.913802	-19.79%	315,347	2001
	14.267173	12.359900	-13.37%	257,370	2000
	11.747364	14.267173	21.45%	131,977	1999

73

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.944986	14.820780	-45.00%	30,536	2008
	22.739391	26.944986	18.49%	56,379	2007
	18.293047	22.739391	24.31%	75,386	2006
	15.514347	18.293047	17.91%	59,530	2005
	13.575979	15.514347	14.28%	23,070	2004
	10.000000	13.575979	35.76%	16,621	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.140642	-48.59%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.128718	-38.71%	7,013	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.361474	-36.39%	69,926	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.924860	-20.75%	136,399	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.202203	-27.98%	34,678	2008*

74

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.075933	-9.24%	4,854	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.560267	-24.40%	182,549	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.838895	-31.61%	128,487	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.305104	-16.95%	46,092	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.865476	-1.35%	1,740	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.849433	-1.51%	2,795	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.822004	10.001953	-46.86%	47,636	2008
	19.268006	18.822004	-2.31%	38,774	2007
	16.205685	19.268006	18.90%	72,219	2006
	14.753814	16.205685	9.84%	26,238	2005
	12.328333	14.753814	19.67%	27,714	2004
	8.820856	12.328333	39.76%	19,219	2003
	10.000000	8.820856	-11.79%	20,185	2002*

75

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.380053	15.304243	6.43%	1,587,917	2008
	13.583305	14.380053	5.87%	1,674,663	2007
	13.303332	13.583305	2.10%	1,905,194	2006
	13.038934	13.303332	2.03%	2,169,251	2005
	12.780385	13.038934	2.02%	2,564,169	2004
	12.681945	12.780385	0.78%	3,639,856	2003
	11.565612	12.681945	9.65%	5,225,533	2002
	10.914977	11.565612	5.96%	3,831,848	2001
	9.816007	10.914977	11.20%	2,634,608	2000
	10.174058	9.816007	-3.52%	1,189,269	1999

NVIT NVIT Growth Fund: Class I - Q/NQ	8.465669	5.126544	-39.44%	89,488	2008
	7.168076	8.465669	18.10%	132,531	2007
	6.833425	7.168076	4.90%	148,574	2006
	6.494037	6.833425	5.23%	194,065	2005
	6.077202	6.494037	6.86%	239,555	2004
	4.633836	6.077202	31.15%	318,595	2003
	6.580071	4.633836	-29.58%	423,119	2002
	9.268169	6.580071	-29.00%	593,660	2001
	12.767993	9.268169	-27.41%	557,986	2000
	12.392954	12.767993	3.03%	480,900	1999

NVIT NVIT Health Sciences Fund: Class III- Q/NQ	14.787200	10.923232	-26.13%	64,275	2008
	13.219210	14.787200	11.86%	72,010	2007
	13.027297	13.219210	1.47%	88,073	2006
	12.160698	13.027297	7.13%	169,706	2005
	11.413172	12.160698	6.55%	131,546	2004
	8.445947	11.413172	35.13%	87,688	2003
	10.000000	8.445947	-15.54%	30,246	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.752968	6.608175	-43.77%	11,260	2008
	10.875421	11.752968	8.07%	20,174	2007
	10.000000	10.875421	8.75%	5,777	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.586769	9.725789	-37.60%	172,321	2008
	14.889933	15.586769	4.68%	116,748	2007
	12.895102	14.889933	15.47%	216,197	2006
	12.092189	12.895102	6.64%	216,428	2005
	10.733522	12.092189	12.66%	134,449	2004
	8.238400	10.733522	30.29%	79,734	2003
	10.000000	8.238400	-17.62%	30,145	2002*

76

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.211001	11.337840	-7.15%	338,577	2008
	11.728967	12.211001	4.11%	308,249	2007
	11.181789	11.728967	4.89%	408,314	2006
	10.954966	11.181789	2.07%	502,674	2005
	10.595099	10.954966	3.40%	618,704	2004
	9.938018	10.595099	6.61%	634,001	2003
	10.000000	9.938018	-0.62%	304,523	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.867663	10.523064	-24.12%	864,011	2008
	13.285144	13.867663	4.38%	899,262	2007
	12.075166	13.285144	10.02%	1,127,049	2006
	11.601416	12.075166	4.08%	1,226,568	2005
	10.720050	11.601416	8.22%	1,211,494	2004
	9.037949	10.720050	18.61%	924,996	2003
	10.000000	9.037949	-9.62%	792,009	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.945964	10.131069	-32.22%	409,812	2008
	14.251945	14.945964	4.87%	528,523	2007
	12.593401	14.251945	13.17%	513,363	2006
	11.904051	12.593401	5.79%	594,687	2005
	10.748772	11.904051	10.75%	449,390	2004
	8.590418	10.748772	25.13%	358,022	2003
	10.000000	8.590418	-14.10%	218,737	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.115336	11.008504	-16.06%	430,796	2008
	12.540694	13.115336	4.58%	500,257	2007
	11.706575	12.540694	7.13%	549,827	2006
	11.339678	11.706575	3.24%	687,783	2005
	10.710627	11.339678	5.87%	716,716	2004
	9.534557	10.710627	12.33%	647,159	2003
	10.000000	9.534557	-4.65%	373,572	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	26.438587	16.596330	-37.23%	394,750	2008
	24.880577	26.438587	6.26%	415,506	2007
	22.915733	24.880577	8.57%	674,837	2006
	20.689986	22.915733	10.76%	790,374	2005
	18.094597	20.689986	14.34%	875,991	2004
	13.601153	18.094597	33.04%	952,793	2003
	16.253946	13.601153	-16.32%	847,029	2002
	16.670157	16.253646	-2.50%	774,456	2001
	14.644558	16.670157	13.83%	500,113	2000
	12.257790	14.644558	19.47%	61,967	1999

77

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.079795	12.179942	0.83%	4,218,312	2008
	11.668105	12.079795	3.53%	4,728,112	2007
	11.297619	11.668105	3.28%	2,927,858	2006
	11.137309	11.297619	1.44%	3,619,577	2005
	11.181852	11.137309	-0.40%	3,868,076	2004
	11.247296	11.181852	-0.58%	5,474,622	2003
	11.247642	11.247296	0.00%	15,980,726	2002
	10.989031	11.247642	2.35%	31,961,986	2001
	10.489614	10.989031	4.76%	22,585,655	2000
	10.126097	10.489614	3.59%	5,999,270	1999

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	15.076201	12.319676	-18.28%	546,463	2008
	14.585737	15.076201	3.36%	783,112	2007
	14.081135	14.585737	3.58%	766,664	2006
	13.947624	14.081135	0.96%	947,362	2005
	13.251194	13.947624	5.26%	821,863	2004
	11.962673	13.251194	10.77%	863,477	2003
	11.293959	11.962673	5.92%	1,268,863	2002
	10.972282	11.293959	2.93%	810,790	2001
	10.510552	10.972282	4.39%	752,806	2000
	10.475252	10.510552	0.34%	319,555	1999

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.091001	-39.09%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	22.388260	11.870601	-46.98%	221,742	2008
	22.016277	22.388260	1.69%	346,346	2007
	18.153613	22.016277	21.28%	487,073	2006
	16.397022	18.153613	10.71%	398,762	2005
	13.800078	16.397022	18.82%	247,808	2004
	10.000000	13.800078	38.00%	25,231	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.313352	-36.87%	1,479	2008*

78

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.297572	-37.02%	1,730	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.219739	-37.80%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.703532	-32.96%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	17.166371	9.087220	-47.06%	169,747	2008
	15.832320	17.166371	8.43%	193,255	2007
	15.526190	15.832320	1.97%	237,194	2006
	14.537994	15.526190	6.80%	346,746	2005
	12.973972	14.537994	12.06%	404,880	2004
	9.780139	12.973972	32.66%	504,466	2003
	14.838618	9.780139	-34.09%	569,194	2002
	16.846010	14.838618	-11.92%	543,093	2001
	20.338511	16.846010	-17.17%	361,192	2000
	10.000000	20.338511	103.39%	38,228	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	31.056789	20.818097	-32.97%	303,460	2008
	33.763890	31.056789	-8.02%	404,174	2007
	29.134444	33.763890	15.89%	578,547	2006
	28.608182	29.134444	1.84%	712,359	2005
	24.685368	28.608182	15.89%	962,750	2004
	15.928613	24.685368	54.98%	1,158,751	2003
	22.134881	15.928613	-28.04%	1,246,122	2002
	17.466310	22.134881	26.73%	1,305,574	2001
	15.896867	17.466310	9.87%	647,487	2000
	12.586199	15.896867	26.30%	221,427	1999

79

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	28.126986	17.176615	-38.93%	473,153	2008
	27.876127	28.126986	0.90%	589,402	2007
	25.182239	27.876127	10.70%	745,503	2006
	22.692159	25.182239	10.97%	931,725	2005
	19.296948	22.692159	17.59%	1,053,224	2004
	13.850506	19.296948	39.32%	1,154,936	2003
	16.957444	13.850506	-18.32%	1,335,391	2002
	18.398225	16.957444	-7.83%	1,648,019	2001
	17.099098	18.398225	7.60%	916,002	2000
	12.016781	17.099098	42.29%	643,635	1999

NVIT NVIT Nationwide Fund: Class I - Q/NQ	15.138387	8.741250	-42.26%	340,712	2008
	14.164409	15.138387	6.88%	468,647	2007
	12.616582	14.164409	12.27%	530,479	2006
	11.884933	12.616582	6.16%	631,200	2005
	10.960481	11.884933	8.43%	907,235	2004
	8.699902	10.960481	25.98%	964,308	2003
	10.654646	8.699902	-18.35%	964,022	2002
	12.230458	10.654646	-12.88%	1,127,792	2001
	12.646339	12.230458	-3.29%	1,021,191	2000
	11.968910	12.646339	5.66%	713,183	1999

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	18.330940	9.066175	-50.54%	45,949	2008
	16.632451	18.330940	10.21%	38,421	2007
	14.496573	16.632451	14.73%	83,793	2006
	13.302006	14.496573	8.98%	41,017	2005
	11.335649	13.302006	17.35%	20,785	2004
	9.135134	11.335649	24.09%	31,842	2003
	10.000000	9.135134	-8.65%	75,895	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.863610	-1.36%	43,502	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.885913	1.974445	-49.19%	8,980	2008
	3.275240	3.885913	18.65%	8,980	2007
	2.981873	3.275240	9.84%	14,582	2006
	3.033668	2.981873	-1.71%	77,630	2005
	2.943564	3.033668	3.06%	77,647	2004
	1.919236	2.943564	53.37%	91,833	2003
	3.395066	1.919236	-43.47%	109,735	2002
	6.000048	3.395066	-43.42%	263,235	2001
	10.000000	6.000048	-40.00%	12,804	2000*

80

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	14.431008	7.330188	-49.21%	35,113	2008
	12.153858	14.431008	18.74%	64,291	2007
	11.073816	12.153858	9.75%	51,082	2006
	11.265699	11.073816	-1.70%	49,958	2005
	10.934690	11.265699	3.03%	73,264	2004
	7.131516	10.934690	53.33%	72,808	2003
	10.000000	7.131516	-28.68%	51,674	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	16.531407	9.594185	-41.96%	61,612	2008
	13.667394	16.531407	20.96%	63,177	2007
	13.872852	13.667394	-1.48%	109,223	2006
	12.537575	13.872852	10.65%	148,585	2005
	11.285270	12.537575	11.10%	89,579	2004
	7.495072	11.285270	50.57%	227,686	2003
	10.000000	7.495072	-25.02%	40,237	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.596107	8.463794	-37.75%	180,028	2008
	14.074146	13.596107	-3.40%	321,678	2007
	12.289836	14.074146	14.52%	310,960	2006
	11.931935	12.289836	3.00%	377,848	2005
	10.278230	11.931935	16.09%	520,577	2004
	7.914998	10.278230	29.86%	220,375	2003
	10.702140	7.914998	-26.04%	211,589	2002
	12.331560	10.702140	-13.21%	219,542	2001
	13.963829	12.331560	-11.69%	242,410	2000
	11.927845	13.963829	17.07%	36,537	1999

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.601154	-43.99%	29,298	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	18.747026	10.090864	-46.17%	477,549	2008
	16.623801	18.747026	12.77%	606,785	2007
	15.586311	16.623801	6.66%	785,563	2006
	15.009784	15.586311	3.84%	1,062,887	2005
	14.206657	15.009784	5.65%	1,332,157	2004
	10.981083	14.206657	29.37%	1,418,068	2003
	15.196200	10.981083	-27.74%	1,573,111	2002
	17.594890	15.196200	-13.63%	1,706,049	2001
	17.848621	17.594890	-1.42%	1,264,215	2000
	12.752843	17.848621	39.96%	340,977	1999

81

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	23.139603	13.672499	-40.91%	489,994	2008
	22.026248	23.139603	5.05%	682,233	2007
	18.942389	22.026248	16.28%	865,041	2006
	16.767687	18.942389	12.97%	878,812	2005
	14.238187	16.767687	17.77%	751,092	2004
	10.000000	14.238187	42.38%	516,572	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.608429	8.632507	-40.91%	714,971	2008
	13.907967	14.608429	5.04%	899,289	2007
	11.960386	13.907967	16.28%	1,078,241	2006
	10.590024	11.960386	12.94%	1,375,615	2005
	8.994884	10.590024	17.73%	1,626,012	2004
	6.365520	8.994884	41.31%	2,029,238	2003
	8.274485	6.365520	-23.07%	4,057,283	2002
	9.521827	8.274485	-13.10%	2,345,578	2001
	10.000000	9.521827	-4.78%	481,891	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.583349	1.998588	-79.15%	3,097	2008
	10.000000	9.583349	-4.17%	63,934	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.385859	2.188435	-78.93%	970	2008
	10.523389	10.385859	-1.31%	4,989	2007
	10.000000	10.523389	5.23%	97,595	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.585693	9.474608	-39.21%	602,824	2008
	15.107682	15.585693	3.16%	804,008	2007
	13.293323	15.107682	13.65%	972,356	2006
	12.695602	13.293323	4.71%	1,233,955	2005
	11.739303	12.695602	8.15%	1,443,952	2004
	9.376475	11.739303	25.20%	1,626,803	2003
	11.687410	9.376475	-19.77%	1,620,772	2002
	13.168121	11.687410	-11.24%	1,708,365	2001
	14.609212	13.168121	-9.86%	1,567,021	2000
	12.149185	14.609212	20.25%	456,564	1999

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.773861	6.003438	-38.58%	85,657	2008
	10.014381	9.773861	-2.40%	90,730	2007
	10.000000	10.014381	0.14%	55,793	2006*

82

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	17.395944	8.753721	-49.68%	192,665	2008
	16.559762	17.395944	5.05%	228,261	2007
	16.279198	16.559762	1.72%	287,819	2006
	14.668150	16.279198	10.98%	462,444	2005
	12.394931	14.668150	18.34%	432,646	2004
	9.989064	12.394931	24.09%	492,433	2003
	14.001802	9.989064	-28.66%	504,990	2002
	20.620784	14.001802	-32.10%	711,960	2001
	23.512658	20.620784	-12.30%	817,893	2000
	12.961315	23.512658	81.41%	773,085	1999

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.733290	6.648071	-43.34%	171,913	2008
	10.557976	11.733290	11.13%	182,376	2007
	10.000000	10.557976	5.58%	165,365	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.202172	7.053828	-37.03%	260,570	2008
	11.005533	11.202172	1.79%	211,639	2007
	10.000000	11.005533	10.06%	82,865	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.665272	10.674856	0.09%	159,823	2008
	10.259198	10.665272	3.96%	36,304	2007
	10.000000	10.259198	2.59%	21,964	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.852448	9.628030	-11.28%	37,910	2008
	10.416914	10.852448	4.18%	87,669	2007
	10.000000	10.416914	4.17%	7,681	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	33.047924	27.761196	-16.00%	25,767	2008
	31.400371	33.047924	5.25%	34,221	2007
	28.681058	31.400371	9.48%	46,734	2006
	25.860301	28.681058	10.91%	69,016	2005
	23.781464	25.860301	8.74%	108,234	2004
	18.824701	23.781464	26.33%	357,141	2003
	17.444590	18.824700	7.91%	303,530	2002
	16.037786	17.444590	8.77%	102,752	2001
	14.572201	16.037786	10.06%	150,694	2000
	11.400149	14.572201	27.82%	32,833	1999

83

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.471043	5.507116	-47.41%	95,548	2008
	8.640454	10.471043	21.19%	126,037	2007
	8.002873	8.640454	7.97%	132,978	2006
	6.889420	8.002873	16.16%	150,420	2005
	5.734597	6.889420	20.14%	93,011	2004
	4.094230	5.734597	40.07%	116,690	2003
	6.019598	4.094230	-31.98%	72,910	2002
	8.620055	6.019598	-30.17%	115,297	2001
	10.000000	8.620055	-13.80%	198,532	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	32.654467	20.035993	-38.64%	275,211	2008
	39.857439	32.654467	-18.07%	328,989	2007
	29.222137	39.857439	36.39%	629,352	2006
	25.267437	29.222137	15.65%	696,783	2005
	18.750068	25.267437	34.76%	916,892	2004
	13.800701	18.750068	35.86%	937,267	2003
	14.079160	13.800701	-1.98%	941,192	2002
	12.974262	14.079160	8.52%	774,631	2001
	12.479280	12.974262	3.97%	548,587	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.824302	10.734599	-65.17%	83,305	2008
	22.680384	30.824302	35.91%	125,472	2007
	16.451145	22.680384	37.87%	160,762	2006
	12.626866	16.451145	30.29%	163,746	2005
	10.000000	12.626866	26.27%	65,192	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	59.271173	20.624175	-65.20%	28,439	2008
	43.595964	59.271173	35.96%	37,353	2007
	31.631833	43.595964	37.82%	61,195	2006
	24.254218	31.631833	30.42%	83,214	2005
	19.499977	24.254218	24.38%	106,213	2004
	12.800242	19.499977	52.34%	284,783	2003
	13.343009	12.800242	-4.07%	472,356	2002
	13.755231	13.343009	-3.00%	272,169	2001
	23.947713	13.755231	-42.56%	221,890	2000
	12.101814	23.947713	97.89%	172,512	1999

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	33.038793	17.594660	-46.75%	182,726	2008
	23.011470	33.038793	43.58%	224,635	2007
	18.701377	23.011470	23.05%	235,127	2006
	12.483933	18.701377	49.80%	260,426	2005
	10.000000	12.483933	24.84%	152,210	2004*

84

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	54.963626	29.255507	-46.77%	25,550	2008
	38.274579	54.963626	43.60%	47,018	2007
	31.116907	38.274579	23.00%	85,008	2006
	20.764275	31.116907	49.86%	102,954	2005
	16.917457	20.764275	22.74%	155,325	2004
	11.826254	16.917457	43.05%	213,327	2003
	12.319065	11.826254	-4.00%	130,380	2002
	13.923943	12.319065	-11.53%	114,671	2001
	12.649846	13.923943	10.07%	81,053	2000
	10.581149	12.649846	19.55%	61,589	1999

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	13.267242	7.851831	-40.82%	599,241	2008
	12.593862	13.267242	5.35%	714,673	2007
	11.358519	12.593862	10.88%	915,716	2006
	10.655882	11.358519	6.59%	1,231,201	2005
	9.123015	10.655882	16.80%	1,536,221	2004
	6.739605	9.123015	35.36%	1,967,587	2003
	9.321492	6.739605	-27.70%	2,163,624	2002
	9.776003	9.321492	-4.65%	1,880,772	2001
	10.000000	9.776003	-2.24%	515,567	2000*

85

Maximum Optional Benefits Elected (Total 2.80%)
(Variable account charges of 2.80% of the Daily Net Assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.272625	7.139197	-53.25%	0	2008
	15.503610	15.272625	-1.49%	0	2007
	14.121454	15.503610	9.79%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.828378	8.268858	-44.24%	0	2008
	13.655678	14.828378	8.59%	0	2007
	13.245580	13.655678	3.10%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.108628	7.250030	-48.61%	0	2008
	13.132093	14.108628	7.44%	0	2007
	11.620304	13.132093	13.01%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.743184	11.080501	-37.55%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.807779	10.338268	-4.34%	0	2008
	10.156560	10.807779	6.41%	0	2007
	10.285066	10.156560	-1.25%	0	2006
	10.417725	10.285066	-1.27%	0	2005
	10.129239	10.417725	2.85%	0	2004
	10.000000	10.129239	1.29%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.048864	7.024654	-36.42%	0	2008
	11.376616	11.048864	-2.88%	0	2007
	9.995371	11.376616	13.82%	0	2006
	9.827333	9.995371	1.71%	0	2005
	8.947766	9.827333	9.83%	0	2004
	7.116360	8.947766	25.74%	0	2003

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.885927	6.910491	-46.37%	0	2008
	11.231099	12.885927	14.73%	0	2007
	9.241008	11.231099	21.54%	0	2006
	8.393853	9.241008	10.09%	0	2005
	7.514167	8.393853	11.71%	0	2004
	6.208685	7.514167	21.03%	0	2003

86

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	16.525644	8.862405	-46.37%	0	2008
	14.403384	16.525644	14.73%	0	2007
	11.851178	14.403384	21.54%	0	2006
	10.779379	11.851178	9.94%	0	2005
	9.636553	10.779379	11.86%	0	2004
	7.962331	9.636553	21.03%	0	2003

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.392087	7.641367	-26.47%	0	2008
	10.945504	10.392087	-5.06%	0	2007
	10.000000	10.945504	9.46%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	11.312367	6.434116	-43.12%	0	2008
	9.618479	11.312367	17.61%	0	2007
	10.229986	9.618479	-5.98%	0	2006
	10.300726	10.229986	-0.69%	0	2005
	9.575173	10.300726	7.58%	0	2004
	7.886974	9.575173	21.40%	0	2003

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	13.668992	9.728199	-28.83%	0	2008
	14.826859	13.668992	-7.81%	0	2007
	12.854772	14.826859	15.34%	0	2006
	12.590186	12.854772	2.10%	0	2005
	11.328947	12.590186	11.13%	0	2004
	9.037739	11.328947	25.35%	0	2003

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	12.832993	6.408001	-50.07%	0	2008
	9.447064	12.832993	35.84%	0	2007
	10.000000	9.447064	-5.53%	0	2006*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	10.017261	5.184155	-48.25%	0	2008
	10.732111	10.017261	-6.66%	0	2007
	9.752652	10.732111	10.04%	0	2006
	8.638111	9.752652	12.90%	0	2005
	7.531926	8.638111	14.69%	0	2004
	5.247651	7.531926	43.53%	0	2003

87

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	14.420636	8.264609	-42.69%	0	2008
	12.726180	14.420636	13.31%	0	2007
	11.033538	12.726180	15.34%	0	2006
	9.664903	11.033538	14.16%	0	2005
	8.665694	9.664903	11.53%	0	2004
	6.698466	8.665694	29.37%	0	2003

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	11.289463	7.002066	-37.98%	0	2008
	11.412636	11.289463	-1.08%	0	2007
	9.836920	11.412636	16.02%	0	2006
	9.357385	9.836920	5.12%	0	2005
	8.646105	9.357385	8.23%	0	2004
	7.106621	8.646105	21.66%	0	2003

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.374065	8.980381	-32.85%	0	2008
	13.852287	13.374065	-3.45%	0	2007
	12.455279	13.852287	11.22%	0	2006
	11.948645	12.455279	4.24%	0	2005
	10.085497	11.948645	18.47%	0	2004
	7.530557	10.085497	33.93%	0	2003

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	8.059862	5.136997	-36.26%	0	2008
	7.694269	8.059862	4.75%	0	2007
	7.248388	7.694269	6.15%	0	2006
	7.196386	7.248388	0.72%	0	2005
	6.970741	7.196386	3.24%	0	2004
	5.691372	6.970741	22.48%	0	2003

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.603414	6.478090	-38.91%	0	2008
	10.365796	10.603414	2.29%	0	2007
	9.232631	10.365796	12.27%	0	2006
	9.072170	9.232631	1.77%	0	2005
	8.435823	9.072170	7.54%	0	2004
	6.760911	8.435823	24.77%	0	2003

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.616604	7.269545	-31.53%	0	2008
	10.196819	10.616604	4.12%	0	2007
	9.005763	10.196819	13.23%	0	2006
	8.875845	9.005763	1.46%	0	2005
	8.692839	8.875845	2.11%	0	2004
	7.380586	8.692839	17.78%	0	2003

88

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.766899	9.411399	-3.64%	0	2008
	10.201373	9.766899	-4.26%	0	2007
	10.000000	10.201373	2.01%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.453642	10.321568	-9.88%	0	2008
	11.183290	11.453642	2.42%	0	2007
	11.045689	11.183290	1.25%	0	2006
	11.217473	11.045689	-1.53%	0	2005
	11.137438	11.217473	0.72%	0	2004
	10.949614	11.137438	1.72%	0	2003

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	16.239616	9.057684	-44.22%	0	2008
	14.220172	16.239616	14.20%	0	2007
	13.109309	14.220172	8.47%	0	2006
	11.541243	13.109309	13.59%	0	2005
	10.294495	11.541243	12.11%	0	2004
	8.251275	10.294495	24.76%	0	2003

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.137711	5.821893	-55.69%	0	2008
	9.281768	13.137711	41.54%	0	2007
	10.000000	9.281768	-7.18%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.144305	6.762759	-44.31%	0	2008
	12.321441	12.144305	-1.44%	0	2007
	10.555716	12.321441	16.73%	0	2006
	10.267675	10.555716	2.81%	0	2005
	9.483867	10.267675	8.26%	0	2004
	7.492527	9.483867	26.58%	0	2003

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.987795	8.001673	-27.18%	0	2008
	10.406328	10.987795	5.59%	0	2007
	10.000000	10.406328	4.06%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.162831	7.300625	-34.60%	0	2008
	10.426103	11.162831	7.07%	0	2007
	10.000000	10.426103	4.26%	0	2006*

89

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.289897	6.794969	-39.81%	0	2008
	10.446041	11.289897	8.08%	0	2007
	10.000000	10.446041	4.46%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	11.669454	5.096834	-56.32%	0	2008
	9.758739	11.669454	19.58%	0	2007
	9.533740	9.758739	2.36%	0	2006
	9.009154	9.533740	5.82%	0	2005
	8.657465	9.009154	4.06%	0	2004
	6.869092	8.657465	26.04%	0	2003

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	9.936765	5.095996	-48.72%	0	2008
	8.058978	9.936765	23.30%	0	2007
	7.767612	8.058978	3.75%	0	2006
	7.561699	7.767612	2.72%	0	2005
	7.533675	7.561699	0.37%	0	2004
	5.836965	7.533675	29.07%	0	2003

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.691556	9.244095	-27.16%	0	2008
	12.721185	12.691556	-0.23%	0	2007
	11.770806	12.721185	8.07%	0	2006
	11.810921	11.770806	-0.34%	0	2005
	11.100132	11.810921	6.40%	0	2004
	8.993929	11.100132	23.42%	0	2003

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.699601	7.072891	-27.08%	0	2008
	10.000000	9.699601	-3.00%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.358069	9.731239	-6.05%	0	2008
	10.227336	10.358069	1.28%	0	2007
	10.087380	10.227336	1.39%	0	2006
	10.165687	10.087380	-0.77%	0	2005
	10.025521	10.165687	1.40%	0	2004
	10.000000	10.025521	0.26%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.950780	6.438424	-41.21%	0	2008
	9.756903	10.950780	12.24%	0	2007
	10.000000	9.756903	-2.43%	0	2006*

90

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.273871	7.787736	-45.44%	0	2008
	12.531063	14.273871	13.91%	0	2007
	10.929475	12.531063	14.65%	0	2006
	9.450375	10.929475	15.65%	0	2005
	8.567007	9.450375	10.31%	0	2004
	6.154443	8.567007	39.20%	0	2003

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	17.747234	9.680559	-45.45%	0	2008
	15.577878	17.747234	13.93%	0	2007
	13.586552	15.577878	14.66%	0	2006
	11.752519	13.586552	15.61%	0	2005
	10.653140	11.752519	10.32%	0	2004
	7.650567	10.653140	39.25%	0	2003

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.469677	6.866244	-52.55%	0	2008
	14.099296	14.469677	2.63%	0	2007
	12.482441	14.099296	12.95%	0	2006
	12.521060	12.482441	-0.31%	0	2005
	11.300946	12.521060	10.80%	0	2004
	7.367940	11.300946	53.38%	0	2003

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.099238	7.588748	-31.63%	0	2008
	11.007185	11.099238	0.84%	0	2007
	10.000000	11.007185	10.07%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.538874	6.210129	-34.90%	0	2008
	10.054554	9.538874	-5.13%	0	2007
	10.000000	10.054554	0.55%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.531010	-34.69%	0	2008*

91

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.210424	6.076711	-54.00%	0	2008
	10.561925	13.210424	25.08%	0	2007
	10.000000	10.561925	5.62%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.059157	6.986531	-42.06%	0	2008
	10.748209	12.059157	12.20%	0	2007
	10.000000	10.748209	7.48%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	11.162287	11.523182	3.23%	0	2008
	10.344284	11.162287	7.91%	0	2007
	10.000000	10.344284	3.44%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.531649	8.784492	-35.08%	0	2008
	13.590150	13.531649	-0.43%	0	2007
	11.965440	13.590150	13.58%	0	2006
	11.270726	11.965440	6.16%	0	2005
	10.000000	11.270726	12.71%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	13.918876	7.533825	-45.87%	0	2008
	10.481825	13.918876	32.79%	0	2007
	9.882088	10.481825	6.07%	0	2006
	9.031765	9.882088	9.41%	0	2005
	7.876570	9.031765	14.67%	0	2004
	6.739631	7.876570	16.87%	0	2003

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	13.222443	7.210074	-45.47%	0	2008
	11.174415	13.222443	18.33%	0	2007
	10.649901	11.174415	4.93%	0	2006
	9.841009	10.649901	8.22%	0	2005
	10.040652	9.841009	-1.99%	0	2004
	7.020452	10.040652	43.02%	0	2003

92

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	7.910212	4.307514	-45.54%	0	2008
	6.688093	7.910212	18.27%	0	2007
	6.380763	6.688093	4.82%	0	2006
	5.884322	6.380763	8.44%	0	2005
	6.019774	5.884322	-2.25%	0	2004
	4.227960	6.019774	42.38%	0	2003

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.503809	10.227322	-38.03%	0	2008
	16.000597	16.503809	3.14%	0	2007
	14.859913	16.000597	7.68%	0	2006
	13.782638	14.859913	7.82%	0	2005
	12.071324	13.782638	14.18%	0	2004
	10.000000	12.071324	20.71%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	26.335796	12.232327	-53.55%	0	2008
	21.158399	26.335796	24.47%	0	2007
	14.837361	21.158399	42.60%	0	2006
	11.561495	14.837361	28.33%	0	2005
	10.019672	11.561495	15.39%	0	2004
	7.661258	10.019672	30.78%	0	2003

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	20.429517	9.485235	-53.57%	0	2008
	16.420222	20.429517	24.42%	0	2007
	11.519963	16.420222	42.54%	0	2006
	8.981785	11.519963	28.26%	0	2005
	7.785565	8.981785	15.36%	0	2004
	5.953600	7.785565	30.77%	0	2003

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.142496	11.206165	-34.63%	0	2008
	16.394070	17.142496	4.57%	0	2007
	13.995070	16.394070	17.14%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	11.531636	7.033488	-39.01%	0	2008
	11.049324	11.531636	4.37%	0	2007
	10.025580	11.049324	10.21%	0	2006
	9.515057	10.025580	5.37%	0	2005
	8.452350	9.515057	12.57%	0	2004
	6.599502	8.452350	28.08%	0	2003

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.285265	5.354440	-47.94%	0	2008
	10.253745	10.285265	0.31%	0	2007
	10.000000	10.253745	2.54%	0	2006*

93

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	12.006891	6.608659	-44.96%	0	2008
	10.083033	12.006891	19.08%	0	2007
	9.043805	10.083033	11.49%	0	2006
	8.179490	9.043805	10.57%	0	2005
	7.235163	8.179490	13.05%	0	2004
	5.811885	7.235163	24.49%	0	2003

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	14.019966	6.486922	-53.73%	0	2008
	13.194389	14.019966	6.26%	0	2007
	12.093088	13.194389	9.11%	0	2006
	10.538479	12.093088	14.75%	0	2005
	9.112773	10.538479	15.65%	0	2004
	6.939885	9.112773	31.31%	0	2003

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.092396	5.302021	-47.47%	0	2008
	10.077130	10.092396	0.15%	0	2007
	10.000000	10.077130	0.77%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.873439	8.308151	-15.85%	0	2008
	9.696717	9.873439	1.82%	0	2007
	9.573004	9.696717	1.29%	0	2006
	9.707882	9.573004	-1.39%	0	2005
	9.910320	9.707882	-2.04%	0	2004
	10.000000	9.910320	-0.90%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.448917	7.911758	-41.17%	0	2008
	13.767669	13.448917	-2.32%	0	2007
	13.456536	13.767669	2.31%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.413996	7.895143	-41.14%	0	2008
	12.826024	13.413996	4.58%	0	2007
	11.604312	12.826024	10.53%	0	2006
	11.171523	11.604312	3.87%	0	2005
	10.000000	11.171523	11.72%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.686759	7.294286	-31.74%	0	2008
	10.360055	10.686759	3.15%	0	2007
	10.000000	10.360055	3.60%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.350952	9.067839	-12.40%	0	2008
	10.342338	10.350952	0.08%	0	2007
	10.000000	10.342338	3.42%	0	2006*

94

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.825777	7.053080	-40.36%	0	2008
	10.639867	11.825777	11.15%	0	2007
	10.000000	10.639867	6.40%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.060833	5.997264	-45.78%	0	2008
	10.171033	11.060833	8.75%	0	2007
	10.000000	10.171033	1.71%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.706239	5.842946	-39.80%	0	2008
	10.000000	9.706239	-2.94%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.430772	9.400540	-30.01%	0	2008
	13.399738	13.430772	0.23%	0	2007
	12.463071	13.399738	7.52%	0	2006
	12.522990	12.463071	-0.48%	0	2005
	11.702110	12.522990	7.01%	0	2004
	9.846069	11.702110	18.85%	0	2003

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.150569	7.792795	-30.11%	0	2008
	11.121185	11.150569	0.26%	0	2007
	10.344229	11.121185	7.51%	0	2006
	10.000000	10.344229	3.44%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	33.693189	13.831355	-58.95%	0	2008
	23.813945	33.693189	41.49%	0	2007
	17.918416	23.813945	32.90%	0	2006
	13.897002	17.918416	28.94%	0	2005
	11.840925	13.897002	17.36%	0	2004
	7.370807	11.840925	60.65%	0	2003

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	33.934109	13.907906	-59.01%	0	2008
	23.989282	33.934109	41.46%	0	2007
	18.060045	23.989282	32.83%	0	2006
	14.004972	18.060045	28.95%	0	2005
	11.931622	14.004972	17.38%	0	2004
	7.429260	11.931622	60.60%	0	2003

95

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	19.306640	12.591383	-34.78%	0	2008
	16.500775	19.306640	17.00%	0	2007
	12.336759	16.500775	33.75%	0	2006
	11.918937	12.336759	3.51%	0	2005
	9.436117	11.918937	26.31%	0	2004
	7.818060	9.436117	20.70%	0	2003

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	22.717093	11.914214	-47.55%	0	2008
	18.383846	22.717093	23.57%	0	2007
	14.224602	18.383846	29.24%	0	2006
	11.241007	14.224602	26.54%	0	2005
	10.113202	11.241007	11.15%	0	2004
	7.687861	10.113202	31.55%	0	2003

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	15.695545	8.490677	-45.90%	0	2008
	13.469645	15.695545	16.53%	0	2007
	11.007543	13.469645	22.37%	0	2006
	9.488687	11.007543	16.01%	0	2005
	8.439776	9.488687	12.43%	0	2004
	6.381493	8.439776	32.25%	0	2003

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	24.968926	13.510802	-45.89%	0	2008
	21.420366	24.968926	16.57%	0	2007
	17.514673	21.420366	22.30%	0	2006
	15.097895	17.514673	16.01%	0	2005
	13.428934	15.097895	12.43%	0	2004
	10.000000	13.428934	34.29%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.084689	-49.15%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.062056	-39.38%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.292350	-37.08%	0	2008*

96

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.838917	-21.61%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.124031	-28.76%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	8.977627	-10.22%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.478232	-25.22%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.764627	-32.35%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.215074	-17.85%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.758691	-2.41%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.742839	-2.57%	0	2008*

97

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	17.085096	8.931251	-47.72%	0	2008
	17.779501	17.085096	-3.91%	0	2007
	15.199143	17.779501	16.98%	0	2006
	14.064491	15.199143	8.07%	0	2005
	11.945650	14.064491	17.74%	0	2004
	8.687538	11.945650	37.50%	0	2003

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.635178	12.182521	4.70%	0	2008
	11.172362	11.635178	4.14%	0	2007
	11.121681	11.172362	0.46%	0	2006
	11.079571	11.121681	0.38%	0	2005
	11.038626	11.079571	0.37%	0	2004
	11.133937	11.038626	-0.86%	0	2003

NVIT NVIT Growth Fund: Class I - Q/NQ	9.848792	5.867269	-40.43%	0	2008
	8.477163	9.848792	16.18%	0	2007
	8.214083	8.477163	3.20%	0	2006
	7.934219	8.214083	3.53%	0	2005
	7.547142	7.934219	5.13%	0	2004
	5.849234	7.547142	29.03%	0	2003

NVIT NVIT Health Sciences Fund: Class III- Q/NQ	13.422245	9.754077	-27.33%	0	2008
	12.197517	13.422245	10.04%	0	2007
	12.217841	12.197517	-0.17%	0	2006
	11.592275	12.217841	5.40%	0	2005
	11.058756	11.592275	4.82%	0	2004
	8.318204	11.058756	32.95%	0	2003

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.437095	6.326161	-44.69%	0	2008
	10.758307	11.437095	6.31%	0	2007
	10.000000	10.758307	7.58%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.148318	8.684887	-38.62%	0	2008
	13.739493	14.148318	2.98%	0	2007
	12.094067	13.739493	13.61%	0	2006
	11.527106	12.094067	4.92%	0	2005
	10.400290	11.527106	10.83%	0	2004
	8.113853	10.400290	28.18%	0	2003

98

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.084019	10.124734	-8.65%	0	2008
	10.822672	11.084019	2.41%	0	2007
	10.487114	10.822672	3.20%	0	2006
	10.443029	10.487114	0.42%	0	2005
	10.266218	10.443029	1.72%	0	2004
	9.788002	10.266218	4.89%	0	2003

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.587849	9.397013	-25.35%	0	2008
	12.258669	12.587849	2.69%	0	2007
	11.325043	12.258669	8.24%	0	2006
	11.059287	11.325043	2.40%	0	2005
	10.387269	11.059287	6.47%	0	2004
	8.901427	10.387269	16.69%	0	2003

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.566652	9.046885	-33.32%	0	2008
	13.150794	13.566652	3.16%	0	2007
	11.811103	13.150794	11.34%	0	2006
	11.347783	11.811103	4.08%	0	2005
	10.415083	11.347783	8.96%	0	2004
	8.460596	10.415083	23.10%	0	2003

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.904923	9.830579	-17.42%	0	2008
	11.571698	11.904923	2.88%	0	2007
	10.979319	11.571698	5.40%	0	2006
	10.809764	10.979319	1.57%	0	2005
	10.378140	10.809764	4.16%	0	2004
	9.390578	10.378140	10.52%	0	2003

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	14.321306	8.843928	-38.25%	0	2008
	13.700429	14.321306	4.53%	0	2007
	12.825652	13.700429	6.82%	0	2006
	11.769884	12.825652	8.97%	0	2005
	10.462838	11.769884	12.49%	0	2004
	7.993851	10.462838	30.89%	0	2003

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.735239	9.656987	-0.80%	0	2008
	9.559098	9.735239	1.84%	0	2007
	9.407511	9.559098	1.61%	0	2006
	9.426258	9.407511	-0.20%	0	2005
	9.619743	9.426258	-2.01%	0	2004
	9.835321	9.619743	-2.19%	0	2003

99

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.258317	9.854736	-19.61%	0	2008
	12.055767	12.258317	1.68%	0	2007
	11.829718	12.055767	1.91%	0	2006
	11.909897	11.829718	-0.67%	0	2005
	11.501450	11.909897	3.55%	0	2004
	10.553935	11.501450	8.98%	0	2003

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.024818	-39.75%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	20.745991	10.821168	-47.84%	0	2008
	20.739088	20.745991	0.03%	0	2007
	17.381100	20.739088	19.32%	0	2006
	15.956891	17.381100	8.93%	0	2005
	13.650576	15.956891	16.90%	0	2004
	10.000000	13.650576	36.51%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.244736	-37.55%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.229093	-37.71%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.152116	-38.48%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.630696	-33.69%	0	2008*

100

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.041738	5.229333	-47.92%	0	2008
	9.414637	10.041738	6.66%	0	2007
	9.384246	9.414637	0.32%	0	2006
	8.931073	9.384246	5.07%	0	2005
	8.101413	8.931073	10.24%	0	2004
	6.207447	8.101413	30.51%	0	2003

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	12.229773	8.064801	-34.06%	0	2008
	13.516037	12.229773	-9.52%	0	2007
	11.854253	13.516037	14.02%	0	2006
	11.831125	11.854253	0.20%	0	2005
	10.376786	11.831125	14.02%	0	2004
	6.805760	10.376786	52.47%	0	2003

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	14.303051	8.592740	-39.92%	0	2008
	14.410196	14.303051	-0.74%	0	2007
	13.231327	14.410196	8.91%	0	2006
	12.118555	13.231327	9.18%	0	2005
	10.474920	12.118555	15.69%	0	2004
	7.641994	10.474920	37.07%	0	2003

NVIT NVIT Nationwide Fund: Class I - Q/NQ	11.847340	6.729807	-43.20%	0	2008
	11.268563	11.847340	5.14%	0	2007
	10.201905	11.268563	10.46%	0	2006
	9.767983	10.201905	4.44%	0	2005
	9.156429	9.767983	6.68%	0	2004
	7.387404	9.156429	23.95%	0	2003

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	16.639441	8.095786	-51.35%	0	2008
	15.347560	16.639441	8.42%	0	2007
	13.596197	15.347560	12.88%	0	2006
	12.680496	13.596197	7.22%	0	2005
	10.983801	12.680496	15.45%	0	2004
	8.997098	10.983801	22.08%	0	2003

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.756839	-2.43%	0	2008*

101

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	8.195974	4.096707	-50.02%	0	2008
	7.022285	8.195974	16.71%	0	2007
	6.498253	7.022285	8.06%	0	2006
	6.719656	6.498253	-3.29%	0	2005
	6.627360	6.719656	1.39%	0	2004
	4.392055	6.627360	50.89%	0	2003

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	13.155459	6.573656	-50.03%	0	2008
	11.262930	13.155459	16.80%	0	2007
	10.430548	11.262930	7.98%	0	2006
	10.785484	10.430548	-3.29%	0	2005
	10.640870	10.785484	1.36%	0	2004
	7.053835	10.640870	50.85%	0	2003

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	15.005728	8.567255	-42.91%	0	2008
	12.611299	15.005728	18.99%	0	2007
	13.011117	12.611299	-3.07%	0	2006
	11.951732	13.011117	8.86%	0	2005
	10.934993	11.951732	9.30%	0	2004
	7.381729	10.934993	48.14%	0	2003

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.347466	6.336820	-38.76%	0	2008
	10.888605	10.347466	-4.97%	0	2007
	9.664193	10.888605	12.67%	0	2006
	9.536734	9.664193	1.34%	0	2005
	8.350133	9.536734	14.21%	0	2004
	6.535958	8.350133	27.76%	0	2003

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.539956	-44.60%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	9.626981	5.097652	-47.05%	0	2008
	8.677941	9.626981	10.94%	0	2007
	8.269931	8.677941	4.93%	0	2006
	8.094719	8.269931	2.16%	0	2005
	7.787678	8.094719	3.94%	0	2004
	6.118473	7.787678	27.28%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.442487	12.464026	-41.87%	0	2008
	20.748629	21.442487	3.34%	0	2007
	18.136480	20.748629	14.40%	0	2006
	16.317670	18.136480	11.15%	0	2005
	14.084003	16.317670	15.86%	0	2004
	10.000000	14.084003	40.84%	0	2003*

102

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.762294	8.581803	-41.87%	0	2008
	14.287084	14.762294	3.33%	0	2007
	12.488041	14.287084	14.41%	0	2006
	11.238612	12.488041	11.12%	0	2005
	9.702830	11.238612	15.83%	0	2004
	6.979355	9.702830	39.02%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.479293	1.944708	-79.48%	0	2008
	10.000000	9.479293	-5.21%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.106755	2.094963	-79.27%	0	2008
	10.410109	10.106755	-2.91%	0	2007
	10.000000	10.410109	4.10%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.978937	6.565778	-40.20%	0	2008
	10.818360	10.978937	1.48%	0	2007
	9.675327	10.818360	11.81%	0	2006
	9.391908	9.675327	3.02%	0	2005
	8.827365	9.391908	6.40%	0	2004
	7.166545	8.827365	23.17%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.511102	5.747137	-39.57%	0	2008
	9.906509	9.511102	-3.99%	0	2007
	10.000000	9.906509	-0.93%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	9.852451	4.877209	-50.50%	0	2008
	9.534100	9.852451	3.34%	0	2007
	9.526496	9.534100	0.08%	0	2006
	8.724542	9.526496	9.19%	0	2005
	7.493747	8.724542	16.42%	0	2004
	6.138481	7.493747	22.08%	0	2003

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.417995	6.364333	-44.26%	0	2008
	10.444295	11.417995	9.32%	0	2007
	10.000000	10.444295	4.44%	0	2006*

103

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.901157	6.752814	-38.05%	0	2008
	10.887073	10.901157	0.13%	0	2007
	10.000000	10.887073	8.87%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.377263	10.218387	-1.53%	0	2008
	10.147379	10.377263	2.27%	0	2007
	10.000000	10.147379	1.47%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.560867	9.217569	-12.72%	0	2008
	10.304780	10.560867	2.49%	0	2007
	10.000000	10.304780	3.05%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	18.556578	15.335483	-17.36%	0	2008
	17.923217	18.556578	3.53%	0	2007
	16.639741	17.923217	7.71%	0	2006
	15.249442	16.639741	9.12%	0	2005
	14.254376	15.249442	6.98%	0	2004
	11.468918	14.254376	24.29%	0	2003

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	12.780611	6.612566	-48.26%	0	2008
	10.720777	12.780611	19.21%	0	2007
	10.092751	10.720777	6.22%	0	2006
	8.831028	10.092751	14.29%	0	2005
	7.471677	8.831028	18.19%	0	2004
	5.422078	7.471677	37.80%	0	2003

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	22.354489	13.492837	-39.64%	0	2008
	27.737461	22.354489	-19.41%	0	2007
	20.669553	27.737461	34.19%	0	2006
	18.165507	20.669553	13.78%	0	2005
	13.701696	18.165507	32.58%	0	2004
	10.250694	13.701696	33.67%	0	2003

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	29.037096	9.947604	-65.74%	0	2008
	21.718677	29.037096	33.70%	0	2007
	16.011992	21.718677	35.64%	0	2006
	12.491325	16.011992	28.18%	0	2005
	10.000000	12.491325	24.91%	0	2004*

104

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	38.341062	13.124124	-65.77%	0	2008
	28.667512	38.341062	33.74%	0	2007
	21.141424	28.667512	35.60%	0	2006
	16.476343	21.141424	28.31%	0	2005
	13.464658	16.476343	22.37%	0	2004
	8.983679	13.464658	49.88%	0	2003

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	31.123033	16.305119	-47.61%	0	2008
	22.035864	31.123033	41.24%	0	2007
	18.202394	22.035864	21.06%	0	2006
	12.349923	18.202394	47.39%	0	2005
	10.000000	12.349923	23.50%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	34.923264	18.286568	-47.64%	0	2008
	24.721668	34.923264	41.27%	0	2007
	20.428335	24.721668	21.02%	0	2006
	13.855153	20.428335	47.44%	0	2005
	11.474015	13.855153	20.75%	0	2004
	8.152874	11.474015	40.74%	0	2003

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	11.875409	6.913974	-41.78%	0	2008
	11.459280	11.875409	3.63%	0	2007
	10.504861	11.459280	9.09%	0	2006
	10.016713	10.504861	4.87%	0	2005
	8.716891	10.016713	14.91%	0	2004
	6.545443	8.716891	33.17%	0	2003

105

Appendix B: Condensed Financial Information (Waddell & Reed)

The following tables list the Condensed Financial Information (the Accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.20%) and contracts with all optional benefits available on December 31, 2008 (the maximum variable account charge of 2.80%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the Variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                                1-800-848-6331, TDD 1-800-238-3035
writing:                                Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:                      www.waddell.com

No Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the Daily Net Assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	24.107427	17.674192	-26.69%	3,340	2008
	16.932234	24.107427	42.38%	3,269	2007
	14.263441	16.932234	18.71%	1,604	2006
	11.616363	14.263441	22.79%	202	2005
	10.377361	11.616363	11.94%	157	2004
	9.422201	10.377361	10.14%	99	2003
	9.233503	9.422201	2.04%	0	2002
	10.379906	9.233503	-11.04%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	13.957586	10.894499	-21.95%	117	2008
	12.429399	13.957586	12.29%	147	2007
	11.311806	12.429399	9.88%	413	2006
	10.902171	11.311806	3.76%	101	2005
	10.129507	10.902171	7.63%	101	2004
	8.608933	10.129507	17.66%	101	2003
	9.514063	8.608933	-9.51%	0	2002
	10.238551	9.514063	-7.08%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	13.332908	13.214006	-0.89%	1,832	2008
	12.771687	13.332908	4.39%	1,614	2007
	12.400171	12.771687	3.00%	762	2006
	12.350979	12.400171	0.40%	135	2005
	12.034015	12.350979	2.63%	91	2004
	11.690957	12.034015	2.93%	42	2003
	10.858121	11.690957	7.67%	0	2002
	10.226347	10.858121	6.18%	0	2001

106

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.699359	7.539773	-35.55%	1,918	2008
	10.385371	11.699359	12.65%	2,019	2007
	8.984926	10.385371	15.59%	1,965	2006
	8.342395	8.984926	7.70%	145	2005
	7.706275	8.342395	8.25%	81	2004
	6.651356	7.706275	15.86%	0	2003
	8.590536	6.651356	-22.57%	0	2002
	10.219013	8.590536	-15.94%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	16.059891	10.168397	-36.68%	1,630	2008
	13.927831	16.059891	15.31%	1,376	2007
	12.161212	13.927831	14.53%	628	2006
	10.889524	12.161212	11.68%	0	2005
	10.000000	10.889524	8.90%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.817893	7.351862	-46.79%	0	2008
	9.244437	13.817893	49.47%	0	2007
	10.000000	9.244437	-7.56%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ	21.567268	8.211874	-61.92%	91	2008
	15.212637	21.567268	41.77%	0	2007
	12.269102	15.212637	23.99%	0	2006
	10.000000	12.269102	22.69%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	11.447833	11.717152	21.44%	62	2008
	9.426908	11.447833	21.44%	62	2007
	9.083547	9.426908	3.78%	160	2006
	8.265413	9.083547	9.90%	349	2005
	8.097972	8.265413	2.07%	218	2004
	6.660519	8.097972	21.58%	62	2003
	8.565867	6.660519	-22.24%	0	2002
	10.121935	8.565867	-15.37%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	15.298564	11.817089	-22.76%	1,462	2008
	14.909699	15.298564	2.61%	1,462	2007
	13.685516	14.909699	8.95%	31	2006
	13.507495	13.685516	1.32%	88	2005
	12.444145	13.507495	8.54%	47	2004
	10.519093	12.444145	18.30%	0	2003
	10.866781	10.519093	-3.20%	0	2002
	10.074666	10.866781	7.86%	0	2001

107

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	14.444150	8.256069	-42.84%	37	2008
	12.053681	14.444150	19.83%	101	2007
	10.083529	12.053681	19.54%	680	2006
	8.762162	10.083529	15.08%	0	2005
	7.779518	8.762162	12.63%	0	2004
	6.304344	7.779518	23.40%	0	2003
	7.796236	6.304344	-19.14%	0	2002
	10.147803	7.796236	-23.17%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	18.209601	10.387686	-42.95%	1,162	2008
	16.774794	18.209601	8.55%	1,162	2007
	13.098654	16.774794	28.07%	535	2006
	11.926028	13.098654	9.83%	0	2005
	10.000000	11.926028	19.26%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	15.588775	8.003237	-48.66%	0	2008
	14.817761	15.588775	5.20%	0	2007
	13.358941	14.817761	10.92%	0	2006
	11.186397	13.358941	19.42%	0	2005
	10.000000	11.186397	11.86%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	13.537212	8.529179	-36.99%	0	2008
	12.167455	13.537212	11.26%	0	2007
	11.344145	12.167455	7.26%	0	2006
	10.000000	11.344145	13.44%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	10.942913	11.047768	0.96%	262	2008
	10.587809	10.942913	3.35%	0	2007
	10.272515	10.587809	3.07%	0	2006
	10.144352	10.272515	1.26%	0	2005
	10.196865	10.144352	-0.51%	0	2004
	10.267819	10.196865	-0.69%	0	2003
	10.275484	10.267819	-0.07%	0	2002
	10.040129	10.275484	2.34%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.891835	9.582942	-12.02%	19	2008
	10.661994	10.891835	2.16%	52	2007
	10.299368	10.661994	3.52%	351	2006
	10.220132	10.299368	0.78%	0	2005
	10.000000	10.220132	2.20%	0	2004*

108

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	14.451912	9.132678	-36.81%	14	2008
	17.428504	14.451912	-17.08%	35	2007
	13.559914	17.428504	28.53%	237	2006
	12.382955	13.559914	9.50%	0	2005
	10.000000	12.382955	23.83%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.238658	9.300091	-34.68%	74	2008
	11.588637	14.238658	22.87%	151	2007
	10.873008	11.588637	6.58%	923	2006
	9.386064	10.873008	15.84%	293	2005
	8.172078	9.386064	14.86%	182	2004
	6.340194	8.172078	28.89%	30	2003
	8.442316	6.340194	-24.90%	0	2002
	9.701363	8.442316	-12.98%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	14.840515	8.918006	-39.91%	44	2008
	13.233103	14.840515	12.15%	77	2007
	12.749111	13.233103	3.80%	447	2006
	11.430870	12.749111	11.53%	238	2005
	10.122782	11.430870	12.92%	147	2004
	7.546353	10.122782	34.14%	25	2003
	9.766240	7.546353	-22.73%	0	2002
	10.080492	9.766240	-3.12%	0	2001

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	12.655021	9.235729	-27.02%	179	2008
	13.361412	12.655021	-5.29%	46	2007
	11.573723	13.361412	15.45%	310	2006
	11.247156	11.573723	2.90%	0	2005
	10.000000	11.247156	12.47%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	14.667394	9.591048	-34.61%	96	2008
	14.570214	14.667394	0.67%	96	2007
	12.616841	14.570214	15.48%	96	2006
	12.228753	12.616841	3.17%	96	2005
	10.790735	12.228753	13.33%	96	2004
	8.729604	10.790735	23.61%	97	2003

109

Maximum Optional Benefits Elected (Total 2.80%)
(Variable account charges of 2.80% of the Daily Net Assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.417819	16.168989	-27.87%	0	2008
	16.005782	22.417819	40.06%	0	2007
	13.704227	16.005782	16.79%	0	2006
	11.343944	13.704227	20.81%	0	2005
	10.300721	11.343944	10.13%	0	2004
	9.506527	10.300721	8.35%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ	12.508307	9.604960	-23.21%	0	2008
	11.323087	12.508307	10.47%	0	2007
	10.474097	11.323087	8.11%	0	2006
	10.260460	10.474097	2.08%	0	2005
	9.690154	10.260460	5.89%	0	2004
	8.370998	9.690154	15.76%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ	11.502043	11.214898	-2.50%	0	2008
	11.200188	11.502043	2.70%	0	2007
	11.052868	11.200188	1.33%	0	2006
	11.189734	11.052868	-1.22%	0	2005
	11.082030	11.189734	0.97%	0	2004
	10.943352	11.082030	1.27%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ	11.054510	7.008546	-36.60%	0	2008
	9.975291	11.054510	10.82%	0	2007
	8.771760	9.975291	13.72%	0	2006
	8.278115	8.771760	5.96%	0	2005
	7.772745	8.278115	6.50%	0	2004
	6.819099	7.772745	13.98%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ	15.128349	9.423117	-37.71%	0	2008
	13.337066	15.128349	13.43%	0	2007
	11.836465	13.337066	12.68%	0	2006
	10.772620	11.836465	9.88%	0	2005
	10.000000	10.772620	7.73%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ	13.446447	7.038022	-47.66%	0	2008
	9.144739	13.446447	47.04%	0	2007
	10.000000	9.144739	-8.55%	0	2006*

Ivy Funds Variable Insurance Portfolios, Inc. - Global atural Resources - Q/NQ	20.676931	7.744754	-62.54%	0	2008
	14.825960	20.676931	39.46%	0	2007
	12.153472	14.825960	21.99%	0	2006
	10.000000	12.153472	21.53%	0	2005*

110

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ	10.979339	11.237671	19.46%	0	2008
	9.190708	10.979339	19.46%	0	2007
	9.001334	9.190708	2.10%	0	2006
	8.325002	9.001334	8.12%	0	2005
	8.290621	8.325002	0.41%	0	2004
	6.931091	8.290621	19.61%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ	12.875368	9.784136	-24.01%	0	2008
	12.755755	12.875368	0.94%	0	2007
	11.900546	12.755755	7.19%	0	2006
	11.938557	11.900546	-0.32%	0	2005
	11.179707	11.938557	6.79%	0	2004
	9.605697	11.179707	16.39%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ	13.857069	7.791929	-43.77%	0	2008
	11.755038	13.857069	17.88%	0	2007
	9.995073	11.755038	17.61%	0	2006
	8.827805	9.995073	13.22%	0	2005
	7.966760	8.827805	10.81%	0	2004
	6.562269	7.966760	21.40%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - International Value - Q/NQ	17.153451	9.626346	-43.88%	0	2008
	16.063325	17.153451	6.79%	0	2007
	12.748863	16.063325	26.00%	0	2006
	11.798026	12.748863	8.06%	0	2005
	10.000000	11.798026	17.98%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ	14.684333	7.416376	-49.49%	0	2008
	14.189117	14.684333	3.49%	0	2007
	13.002256	14.189117	9.13%	0	2006
	11.066232	13.002256	17.49%	0	2005
	10.000000	11.066232	10.66%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ	12.978190	8.044204	-38.02%	0	2008
	11.858028	12.978190	9.45%	0	2007
	11.237173	11.858028	5.53%	0	2006
	10.000000	11.237173	12.37%	0	2005*

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ	9.656159	9.590812	-0.68%	0	2008
	9.497453	9.656159	1.67%	0	2007
	9.365891	9.497453	1.40%	0	2006
	9.400865	9.365891	-0.37	0	2005
	9.605078	9.400865	-2.13%	0	2004
	9.831120	9.605078	-2.30%	0	2003

111

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Ivy Funds Variable Insurance Portfolios, Inc. - Mortgage Securities - Q/NQ	10.301647	8.916839	-13.44%	0	2008
	10.251138	10.301647	0.49%	0	2007
	10.065030	10.251138	1.85%	0	2006
	10.151542	10.065030	-0.85%	0	2005
	10.000000	10.151542	1.52%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ	13.669019	8.497343	-37.84%	0	2008
	16.757405	13.669019	-18.43%	0	2007
	13.251580	16.757405	26.46%	0	2006
	12.299980	13.251580	7.74%	0	2005
	10.000000	12.299980	23.00%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ	14.570724	9.362521	-35.74%	0	2008
	12.055072	14.570724	20.87%	0	2007
	11.496340	12.055072	4.86%	0	2006
	10.086950	11.496340	13.97%	0	2005
	8.926830	10.086950	13.00%	0	2004
	7.039641	8.926830	26.81%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ	13.446624	7.949149	-40.88%	0	2008
	12.188637	13.446624	10.32%	0	2007
	11.935708	12.188637	2.12%	0	2006
	10.877102	11.935708	9.73%	0	2005
	9.790918	10.877102	11.09%	0	2004
	7.418922	9.790918	31.97%	0	2003

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ	11.920731	8.558615	-28.20%	0	2008
	12.794570	11.920731	-6.83%	0	2007
	11.264615	12.794570	13.58%	0	2006
	11.126396	11.264615	1.24%	0	2005
	10.000000	11.126396	11.26%	0	2004*

Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ	13.154524	8.462112	-35.67%	0	2008
	13.283672	13.154524	-0.97%	0	2007
	11.691521	13.283672	13.62%	0	2006
	11.517861	11.691521	1.51%	0	2005
	10.330666	11.517861	11.49%	0	2004
	8.494827	10.330666	21.61%	0	2003

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Appendix C: Contract Types and Tax Information

Type of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by nonnatural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA or another eligible retirement plan; however, the amount rolled over from the IRA or another eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

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There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA or to another eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue

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additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs and SEP IRAs

Distributions from IRAs and SEP IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity were nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the

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contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more

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employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

GMWB Rider.  Although the tax treatment is not clear, if you purchase the GMWB rider and you take a withdrawal from your Contract before the annuitization date, we intend to treat the following amount of the withdrawal as a taxable distribution:  the greater of (a) your account value immediately before the distribution (b) your Guaranteed Lifetime Amount immediately before the distribution, (c) the remaining investment in the Contract. In certain circumstances, this treatment with respect to the GMWB rider could result in your account value being less than your investment in the Contract after such a withdrawal. If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible. If you purchase the GMWB rider in an IRA or Tax Sheltered Annuity, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract, sometimes referred to as a “partial exchange.”  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under section 1035 of the Internal Revenue Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under section 72(q)(2) of the Internal Revenue Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or “other similar life event” such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

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If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If

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changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

119

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs and SEP IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA or SEP IRA of the contract owner.

The Worker, Retiree, and Employer Recovery Act of 2008 provides that the normal required distribution rules will not be applicable to defined contribution plans (which generally includes IRAs, TSAs and SEP IRAs) during 2009.  However, annuitized distributions from such plans may not receive the same exception and should continue to be made.  Consequently, if you desire to forego the distribution that would be required to be made to you during 2009, you should consult with your advisor and notify us of your decision.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA or SEP IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar  year of the contract owner’s death, reduced by one for each year therafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar  year of the contract owner’s death, reduced by one for each year therafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs and SEP IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs or SEP IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

As noted above, if you purchase the GMWB, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

120

saipart1.htm
STATEMENT OF ADDITIONAL INFORMATION

May 1, 2009

Individual Modified Single Premium Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company through its Nationwide Variable Account- 9

This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2009.  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  All of Nationwide’s common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $135 billion as of December 31, 2008.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account - 9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2008 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold.  Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”).

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, an affiliate of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2007, 2006 and 2005, no underwriting commissions have been paid by Nationwide to NISC.

The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Ave, Overland Park, Kansas 66202.  During the fiscal years ended December 31, 2008, 2007 and 2006, no underwriting commissions have been paid by Nationwide to Waddell & Reed, Inc.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit values for all classes of accumulation units for all asset fees for contracts issued as of February 1, 2009.  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

No Optional Benefits Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.663209	5.066961	-52.48%	26,964	2008
	10.648204	10.663209	0.14%	5,988	2007
	10.000000	10.648204	6.48%	2,444	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.912533	6.185696	-43.32%	3,873	2008
	9.885895	10.912533	10.38%	4,327	2007
	10.000000	9.885895	-1.14%	2,237	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	11.017691	5.755196	-47.76%	34,976	2008
	10.088107	11.017691	9.21%	41,123	2007
	10.000000	10.088107	0.88%	32,082	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.000000	6.204371	-37.96%	41,999	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.664298	11.341243	-2.77%	648,504	2008
	10.782991	11.664298	8.17%	617,795	2007
	10.743070	10.782991	0.37%	620,296	2006
	10.705893	10.743070	0.35%	1,006,447	2005
	10.240855	10.705893	4.54%	936,508	2004
	10.000000	10.240855	2.41%	243,075	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.554749	10.052611	-35.37%	410,167	2008
	15.755326	15.554749	-1.27%	523,547	2007
	13.618988	15.755326	15.69%	676,341	2006
	13.173845	13.618988	3.38%	796,076	2005
	11.800602	13.173845	11.64%	964,548	2004
	9.233496	11.800602	27.80%	1,046,056	2003
	11.591056	9.233496	-20.34%	1,224,719	2002
	12.802086	11.591056	-9.46%	1,377,248	2001
	14.495483	12.802086	-11.68%	1,188,175	2000
	12.431326	14.495483	16.60%	435,194	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	18.004862	9.815043	-45.49%	232,780	2008
	15.437238	18.004862	16.63%	289,084	2007
	12.496772	15.437238	23.53%	354,169	2006
	11.167883	12.496772	11.90%	420,177	2005
	9.835624	11.167883	13.55%	527,831	2004
	7.995327	9.835624	23.02%	755,260	2003
	10.162935	7.995327	-21.33%	1,013,393	2002
	14.524713	10.162935	-30.03%	1,961,011	2001
	17.674116	14.524713	-17.82%	1,524,024	2000
	10.904652	17.674116	62.08%	800,500	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	18.127778	9.882047	-45.49%	270,579	2008
	15.542624	18.127778	16.63%	352,055	2007
	12.582094	15.542624	23.53%	423,600	2006
	11.259425	12.582094	11.75%	485,668	2005
	9.902768	11.259425	13.70%	521,908	2004
	8.049901	9.902768	23.02%	628,774	2003
	10.000000	8.049901	-19.50%	523,208	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.679075	7.981902	-25.26%	187,451	2008
	11.064576	10.679075	-3.48%	140,010	2007
	10.000000	11.064576	10.65%	65,234	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.409213	7.174480	-42.18%	49,329	2008
	10.379377	12.409213	19.56%	64,961	2007
	10.860896	10.379377	-4.43%	133,429	2006
	10.759422	10.860896	0.94%	225,850	2005
	9.839643	10.759422	9.35%	207,268	2004
	7.973718	9.839643	23.40%	237,657	2003
	10.000000	7.973718	-20.26%	55,784	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	20.761269	15.019486	-27.66%	854,598	2008
	22.153132	20.761269	-6.28%	1,079,275	2007
	18.896571	22.153132	17.23%	1,506,496	2006
	18.208834	18.896571	3.78%	1,609,777	2005
	16.119499	18.208834	12.96%	1,830,943	2004
	12.651422	16.119499	27.41%	1,935,045	2003
	14.654697	12.651422	-13.67%	2,187,107	2002
	13.147862	14.654697	11.46%	1,702,310	2001
	11.263216	13.147862	16.73%	562,778	2000
	11.497731	11.263216	-2.04%	182,255	1999

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.187352	6.693740	-49.24%	41,453	2008
	9.550042	13.187352	38.09%	181,435	2007
	10.000000	9.550042	-4.50%	0	2006*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	15.656771	8.236573	-47.39%	2,450	2008
	16.500864	15.656771	-5.12%	2,450	2007
	14.752718	16.500864	11.85%	3,936	2006
	12.855886	14.752718	14.75%	6,851	2005
	11.028092	12.855886	16.57%	7,335	2004
	7.559296	11.028092	45.89%	8,102	2003
	11.620449	7.559296	-34.95%	9,068	2002
	16.482534	11.620449	-29.50%	22,334	2001
	20.579437	16.482534	-19.91%	28,615	2000
	12.739606	20.579437	61.54%	42,065	1999

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	17.016617	9.913311	-41.74%	2,879	2008
	14.772705	17.016617	15.19%	2,879	2007
	12.601078	14.772705	17.23%	3,802	2006
	10.859830	12.601078	16.03%	4,030	2005
	9.579453	10.859830	13.37%	4,461	2004
	7.285009	9.579453	31.50%	7,014	2003
	9.206014	7.285009	-20.87%	9,029	2002
	11.989196	9.206014	-23.21%	31,201	2001
	16.374564	11.989196	-26.78%	46,141	2000
	10.801619	16.374564	51.29%	324,270	1999

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	17.244346	10.872028	-36.95%	25,237	2008
	17.148631	17.244346	0.56%	29,210	2007
	14.542340	17.148631	17.92%	42,615	2006
	13.610120	14.542340	6.85%	43,643	2005
	12.371997	13.610120	10.01%	47,890	2004
	10.004585	12.371997	23.66%	59,293	2003
	13.167262	10.004585	-24.02%	76,370	2002
	13.203287	13.167262	-0.27%	93,872	2001
	12.269490	13.203287	7.61%	100,945	2000
	11.688738	12.269490	4.97%	41,592	1999

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.670723	10.013642	-31.74%	251,070	2008
	14.947780	14.670723	-1.85%	192,467	2007
	13.223234	14.947780	13.04%	246,690	2006
	12.480627	13.223234	5.95%	272,374	2005
	10.364013	12.480627	20.42%	388,384	2004
	7.613403	10.364013	36.13%	373,575	2003
	10.000000	7.613403	-23.87%	78,616	2002*

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	11.892933	7.705099	-35.21%	127,095	2008
	11.168633	11.892933	6.49%	179,811	2007
	10.351504	11.168633	7.89%	228,859	2006
	10.111287	10.351504	2.38%	299,218	2005
	9.635655	10.111287	4.94%	479,568	2004
	7.739942	9.635655	24.49%	517,520	2003
	11.025487	7.739942	-29.80%	597,585	2002
	14.414394	11.025487	-23.51%	770,125	2001
	16.397708	14.414394	-12.10%	794,428	2000
	12.758878	16.397708	28.52%	267,898	1999

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.958510	9.289668	-37.90%	2,565,023	2008
	14.385200	14.958510	3.99%	3,073,234	2007
	12.605780	14.385200	14.12%	3,437,429	2006
	12.186711	12.605780	3.44%	3,986,409	2005
	11.148445	12.186711	9.31%	4,780,486	2004
	8.790442	11.148445	26.82%	5,185,679	2003
	11.460136	8.790442	-23.30%	5,523,412	2002
	13.209188	11.460136	-13.24%	6,231,637	2001
	14.736468	13.209188	-10.36%	5,480,063	2000
	12.367188	14.736468	19.16%	2,643,256	1999

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	15.183971	10.568422	-30.40%	341,135	2008
	14.346155	15.183971	5.84%	321,599	2007
	12.465876	14.346155	15.08%	454,697	2006
	12.087664	12.465876	3.13%	577,065	2005
	11.646776	12.087664	3.79%	707,308	2004
	9.728623	11.646776	19.72%	906,739	2003
	11.823034	9.728623	-17.71%	767,694	2002
	13.195948	11.823034	-10.40%	803,464	2001
	13.442893	13.195948	-1.84%	644,953	2000
	12.207586	13.442893	10.12%	375,791	1999

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.036702	9.830634	-2.05%	42,767	2008
	10.312388	10.036702	-2.67%	7,804	2007
	10.000000	10.312388	3.12%	7,901	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.975403	12.801405	-8.40%	999,169	2008
	13.423384	13.975403	4.11%	1,148,323	2007
	13.044103	13.423384	2.91%	1,339,470	2006
	13.033001	13.044103	0.09%	1,880,752	2005
	12.730457	13.033001	2.38%	2,165,089	2004
	12.313044	12.730457	3.39%	2,970,535	2003
	11.401464	12.313040	8.00%	3,228,418	2002
	10.684388	11.401464	6.71%	2,254,148	2001
	9.790385	10.684388	9.13%	924,949	2000
	10.000000	9.790385	-2.10%	93,080	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	23.573218	13.365134	-43.30%	1,954,448	2008
	20.305885	23.573218	16.09%	2,365,253	2007
	18.417343	20.305885	10.25%	2,698,137	2006
	15.952706	18.417343	15.45%	2,988,619	2005
	13.999044	15.952706	13.96%	2,846,511	2004
	11.039054	13.999044	26.81%	2,623,187	2003
	12.335838	11.039050	-10.51%	2,860,206	2002
	14.247834	12.335838	-13.42%	2,560,723	2001
	15.457984	14.247834	-7.83%	2,464,577	2000
	12.602507	15.457984	22.66%	1,033,897	1999

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.500848	6.081720	-54.95%	218,128	2008
	9.383035	13.500848	43.89%	277,389	2007
	10.000000	9.383035	-6.17%	62,767	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	18.002932	10.190835	-43.39%	1,579,722	2008
	17.968073	18.002932	0.19%	2,065,849	2007
	15.144659	17.968073	18.64%	2,600,880	2006
	14.493567	15.144659	4.49%	3,129,168	2005
	13.170455	14.493567	10.05%	3,750,760	2004
	10.236736	13.170455	28.66%	4,198,863	2003
	12.483021	10.236736	-17.99%	3,759,981	2002
	13.313013	12.483021	-6.23%	3,313,379	2001
	12.440601	13.313013	7.01%	2,161,872	2000
	11.850451	12.440601	4.98%	927,286	1999

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.291189	8.358168	-25.98%	85,647	2008
	10.519576	11.291189	7.34%	26,270	2007
	10.000000	10.519576	5.20%	8,455	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.471058	7.625956	-33.52%	13,124	2008
	10.539579	11.471058	8.84%	59,957	2007
	10.000000	10.539579	5.40%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.601646	7.097840	-38.82%	8,069	2008
	10.559747	11.601646	9.87%	12,684	2007
	10.000000	10.559747	5.60%	3,229	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	12.576778	5.583962	-55.60%	121,880	2008
	10.346265	12.576778	21.56%	150,346	2007
	9.944414	10.346265	4.04%	249,258	2006
	9.245533	9.944414	7.56%	275,861	2005
	8.740750	9.245533	5.78%	352,180	2004
	6.823011	8.740750	28.11%	456,212	2003
	8.844341	6.823011	-22.85%	599,897	2002
	10.463173	8.844341	-15.47%	744,505	2001
	12.785954	10.463173	-18.17%	831,500	2000
	12.421717	12.785954	2.93%	708,815	1999

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	16.060924	8.372807	-47.87%	1,232,076	2008
	12.813873	16.060924	25.34%	1,563,356	2007
	12.151083	12.813873	5.45%	1,749,896	2006
	11.638000	12.151083	4.41%	2,222,758	2005
	11.407069	11.638000	2.02%	2,985,658	2004
	8.695091	11.407069	31.19%	3,893,831	2003
	12.608518	8.695091	-31.04%	4,193,087	2002
	15.512519	12.608518	-18.72%	5,367,579	2001
	17.653733	15.512519	-12.13%	4,474,920	2000
	13.015101	17.653733	35.64%	1,970,612	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.567096	8.563916	-25.96%	432,182	2008
	11.405362	11.567096	1.42%	607,521	2007
	10.382924	11.405362	9.85%	1,486,098	2006
	10.250064	10.382924	1.30%	2,014,138	2005
	9.477262	10.250064	8.15%	2,623,468	2004
	7.554754	9.477262	25.45%	4,691,548	2003
	7.379494	7.554754	2.37%	2,584,236	2002
	8.478210	7.379494	-12.96%	1,809,746	2001
	11.087928	8.478210	-23.54%	1,428,006	2000
	10.384114	11.087928	6.78%	2,068,984	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.806038	7.268321	-25.88%	524,743	2008
	10.000000	9.806038	-1.94%	222,668	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.178437	10.674834	-4.51%	519,198	2008
	10.857668	11.178437	2.95%	350,720	2007
	10.536126	10.857668	3.05%	315,622	2006
	10.446445	10.536126	0.86%	277,105	2005
	10.135570	10.446445	3.07%	260,114	2004
	10.000000	10.135570	1.36%	127,064	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.253265	6.725459	-40.24%	262,245	2008
	9.863182	11.253265	14.09%	327,147	2007
	10.000000	9.863182	-1.37%	249,682	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	19.565247	10.850910	-44.54%	207,920	2008
	16.896770	19.565247	15.79%	255,347	2007
	14.499246	16.896770	16.54%	295,835	2006
	12.334722	14.499246	17.55%	364,353	2005
	11.000744	12.334722	12.13%	414,556	2004
	7.775040	11.000744	41.49%	502,898	2003
	9.879361	7.775040	-21.30%	658,946	2002
	12.702222	9.879361	-22.22%	1,245,153	2001
	15.900927	12.702222	-20.12%	976,921	2000
	11.296846	15.900927	40.76%	542,691	1999

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	19.467718	10.794322	-44.55%	339,682	2008
	16.809880	19.467718	15.81%	427,602	2007
	14.424335	16.809880	16.54%	483,381	2006
	12.275838	14.424335	17.50%	630,854	2005
	10.947388	12.275838	12.13%	685,014	2004
	7.734738	10.947388	41.54%	553,471	2003
	10.000000	7.734738	-22.65%	267,256	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.872344	7.656370	-51.76%	51,592	2008
	15.214228	15.872344	4.33%	90,482	2007
	13.252038	15.214228	14.81%	117,172	2006
	13.078442	13.252038	1.33%	237,304	2005
	11.612918	13.078442	12.62%	222,842	2004
	7.448995	11.612918	55.90%	354,501	2003
	10.000000	7.448995	-25.51%	104,063	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.405666	7.926819	-30.50%	599,687	2008
	11.126930	11.405666	2.51%	682,436	2007
	10.000000	11.126930	11.27%	379,194	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.802409	6.487052	-33.82%	245,245	2008
	10.164026	9.802409	-3.56%	140,280	2007
	10.000000	10.164026	1.64%	123,976	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.602655	-33.97%	30,465	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.575240	6.347673	-53.24%	72,523	2008
	10.676971	13.575240	27.15%	109,119	2007
	10.000000	10.676971	6.77%	58,096	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.392141	7.297905	-41.11%	104,479	2008
	10.865204	12.392141	14.05%	100,081	2007
	10.000000	10.865204	8.65%	11,057	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	11.470459	12.036200	4.93%	335,052	2008
	10.456863	11.470459	9.69%	307,898	2007
	10.000000	10.456863	4.57%	126,814	2006*

J.P. Morgan Series Trust II - Mid Cap Value Portfolio - Class I Shares Q/NQ	14.364858	9.479322	-34.01%	117,704	2008
	14.192075	14.364858	1.22%	213,021	2007
	12.293683	14.192075	15.44%	332,138	2006
	11.393010	12.293683	7.91%	524,791	2005
	10.000000	11.393010	13.93%	253,779	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.707458	6.441522	-44.98%	868,601	2008
	8.673028	11.707458	34.99%	875,530	2007
	8.044709	8.673028	7.81%	954,051	2006
	7.233815	8.044709	11.21%	1,249,001	2005
	6.206483	7.233815	16.55%	1,553,666	2004
	5.224689	6.206483	18.79%	1,959,393	2003
	6.290120	5.224689	-16.94%	2,427,101	2002
	8.145127	6.290120	-22.72%	3,326,994	2001
	10.000000	8.145127	-18.55%	3,201,547	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.504483	8.039786	-44.57%	52,344	2008
	12.058365	14.504483	20.29%	56,771	2007
	11.306670	12.058365	6.65%	54,908	2006
	10.279283	11.306670	9.99%	60,349	2005
	10.317923	10.279283	-0.37%	122,486	2004
	7.097740	10.317923	45.37%	101,800	2003
	10.000000	7.097740	-29.02%	64,729	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.775364	2.643381	-44.65%	287,640	2008
	3.971844	4.775364	20.23%	348,257	2007
	3.728118	3.971844	6.54%	436,999	2006
	3.382577	3.728118	10.22%	559,788	2005
	3.404379	3.382577	-0.64%	736,437	2004
	2.352398	3.404379	44.72%	981,046	2003
	4.030994	2.352398	-41.64%	1,284,653	2002
	6.509446	4.030994	-38.07%	3,050,682	2001
	10.000000	6.509446	-34.91%	2,408,388	2000*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.810211	11.219048	-37.01%	3,413	2008
	16.986055	17.810211	4.85%	5,391	2007
	15.520392	16.986055	9.44%	8,663	2006
	14.162874	15.520392	9.59%	5,327	2005
	12.203564	14.162874	16.06%	47,738	2004
	10.000000	12.203564	22.04%	2,495	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	28.888141	13.639607	-52.78%	352,891	2008
	22.831314	28.888141	26.53%	437,663	2007
	15.752110	22.831314	44.94%	438,386	2006
	12.076286	15.752110	30.44%	292,581	2005
	10.296399	12.076286	17.29%	275,571	2004
	7.745526	10.296399	32.93%	299,904	2003
	10.000000	7.745526	-22.54%	270,052	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.901767	7.977040	-52.80%	429,222	2008
	13.363752	16.901767	26.47%	595,755	2007
	9.224320	13.363752	44.88%	760,515	2006
	7.075935	9.224320	30.36%	935,163	2005
	6.034263	7.075935	17.26%	1,112,031	2004
	4.539769	6.034263	32.92%	1,464,289	2003
	6.189198	4.539769	-26.65%	1,958,619	2002
	8.181886	6.189198	-24.35%	3,768,139	2001
	10.000000	8.181886	-18.18%	3,150,414	2000*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.769084	7.820481	-33.55%	440,579	2008
	11.072036	11.769084	6.30%	329,513	2007
	10.000000	11.072036	10.72%	260,416	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	18.721786	11.607507	-38.00%	158,169	2008
	17.646698	18.721786	6.09%	181,141	2007
	15.753152	17.646698	12.02%	231,805	2006
	14.709611	15.753152	7.09%	316,921	2005
	12.855226	14.709611	14.43%	409,273	2004
	9.874844	12.855226	30.18%	477,687	2003
	13.589004	9.874844	-27.33%	490,333	2002
	13.965623	13.589004	-2.70%	642,504	2001
	13.976229	13.965623	-0.08%	410,175	2000
	12.307946	13.976229	13.55%	266,985	1999

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.569424	5.593217	-47.08%	5,266	2008
	10.365443	10.569424	1.97%	62,289	2007
	10.000000	10.365443	3.65%	17,620	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	22.191672	12.416177	-44.05%	277,000	2008
	18.332606	22.191672	21.05%	379,544	2007
	16.177503	18.332606	13.32%	394,677	2006
	14.395278	16.177503	12.38%	503,461	2005
	12.527159	14.395278	14.91%	622,337	2004
	9.900112	12.527159	26.54%	755,470	2003
	14.181298	9.900112	-30.19%	740,362	2002
	19.049729	14.181298	-25.56%	921,742	2001
	20.834304	19.049729	-8.57%	940,721	2000
	13.702754	20.834304	52.04%	237,451	1999

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	19.677400	9.255057	-52.97%	396,224	2008
	18.217005	19.677400	8.02%	482,069	2007
	16.426857	18.217005	10.90%	590,785	2006
	14.084147	16.426857	16.63%	759,376	2005
	11.981613	14.084147	17.55%	491,297	2004
	8.977079	11.981613	33.47%	512,201	2003
	11.978104	8.977079	-25.05%	391,586	2002
	12.477284	11.978104	-4.00%	392,485	2001
	12.539993	12.477284	-0.50%	356,507	2000
	11.821068	12.539993	6.08%	175,689	1999

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.371273	5.538531	-46.60%	21,609	2008
	10.186883	10.371273	1.81%	92,612	2007
	10.000000	10.186883	1.87%	101,550	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.655363	9.113768	-14.47%	474,409	2008
	10.294293	10.655363	3.51%	985,053	2007
	9.998849	10.294293	2.95%	1,137,130	2006
	9.975981	9.998849	0.23%	777,745	2005
	10.019076	9.975981	-0.43%	771,596	2004
	10.000000	10.019076	0.19%	388,918	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.671730	5.783597	-40.20%	12,242	2008
	9.739699	9.671730	-0.70%	1,834	2007
	10.000000	9.739699	-2.60%	1,778	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.240089	8.519760	-40.17%	23,062	2008
	13.394228	14.240089	6.32%	96,060	2007
	11.922729	13.394228	12.34%	37,665	2006
	11.292761	11.922729	5.58%	24,380	2005
	10.000000	11.292761	12.93%	10,161	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.981885	7.619334	-30.62%	425,422	2008
	10.472825	10.981885	4.86%	499,797	2007
	10.000000	10.472825	4.73%	205,647	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.636755	9.471637	-10.95%	657,340	2008
	10.454871	10.636755	1.74%	776,207	2007
	10.000000	10.454871	4.55%	144,229	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.152287	7.367390	-39.37%	262,267	2008
	10.755666	12.152287	12.98%	256,462	2007
	10.000000	10.755666	7.56%	225,261	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.366340	6.264678	-44.88%	301,663	2008
	10.281776	11.366340	10.55%	303,225	2007
	10.000000	10.281776	2.82%	160,013	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.812784	6.004590	-38.81%	131,095	2008
	10.000000	9.812784	-1.87%	85,350	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.161801	10.787009	-28.85%	224,912	2008
	14.880516	15.161801	1.89%	269,821	2007
	13.616913	14.880516	9.28%	378,655	2006
	13.461410	13.616913	1.16%	604,478	2005
	12.375393	13.461410	8.78%	2,177,370	2004
	10.244088	12.375393	20.81%	2,237,026	2003
	10.044539	10.244088	1.99%	1,894,472	2002
	9.755865	10.044539	2.96%	1,162,748	2001
	10.764664	9.755865	-9.37%	309,375	2000
	10.558563	10.764664	1.95%	156,778	1999

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.646442	8.273481	-28.96%	2,037,747	2008
	11.426670	11.646442	1.92%	250,132	2007
	10.456788	11.426670	9.28%	1,610,469	2006
	10.000000	10.456788	4.57%	1,261,068	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	33.799667	14.104539	-58.27%	1,520	2008
	23.500696	33.799667	43.82%	1,625	2007
	17.397252	23.500696	35.08%	1,696	2006
	13.275190	17.397252	31.05%	3,451	2005
	11.128016	13.275190	19.30%	3,698	2004
	6.815122	11.128016	63.28%	8,385	2003
	8.137235	6.815122	-16.25%	12,050	2002
	8.686950	8.137235	-6.33%	102,549	2001
	10.000000	8.686950	-13.13%	77	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	37.222183	15.507825	-58.34%	175,724	2008
	25.885813	37.222183	43.79%	242,912	2007
	19.173227	25.885813	35.01%	238,201	2006
	14.628417	19.173227	31.07%	284,159	2005
	12.261030	14.628417	19.31%	195,935	2004
	7.511024	12.261030	63.24%	187,507	2003
	10.000000	7.511024	-24.89%	46,964	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	21.269154	14.100078	-33.71%	92,484	2008
	17.882273	21.269154	18.94%	123,287	2007
	13.153905	17.882273	35.95%	117,521	2006
	12.503205	13.153905	5.20%	71,732	2005
	9.738560	12.503205	28.39%	87,413	2004
	7.938080	9.738560	22.68%	38,059	2003
	10.000000	7.938080	-20.62%	2,309	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	15.645882	8.338511	-46.70%	1,147	2008
	12.455693	15.645882	25.61%	1,411	2007

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.919078	13.284846	-46.69%	256,494	2008
	19.837629	24.919078	25.62%	330,985	2007
	15.101683	19.837629	31.36%	171,997	2006
	11.741561	15.101683	28.62%	98,805	2005
	10.392529	11.741561	12.98%	59,954	2004
	7.772433	10.392529	33.71%	38,163	2003
	6.500996	7.772433	-22.28%	20,076	2002
	9.222891	6.500996	-29.51%	24,662	2001
	10.000000	9.222891	-7.77%	3,925	2000*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	19.501770	10.723883	-45.01%	38,826	2008
	16.463710	19.501770	18.45%	42,023	2007
	13.237138	16.463710	24.38%	46,767	2006
	11.226453	13.237138	17.91%	55,280	2005
	9.823812	11.226453	14.28%	71,751	2004
	7.307866	9.823812	34.43%	89,570	2003
	9.913802	7.307866	-26.29%	141,191	2002
	12.359900	9.913802	-19.79%	315,347	2001
	14.267173	12.359900	-13.37%	257,370	2000
	11.747364	14.267173	21.45%	131,977	1999

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.944986	14.820780	-45.00%	30,536	2008
	22.739391	26.944986	18.49%	56,379	2007
	18.293047	22.739391	24.31%	75,386	2006
	15.514347	18.293047	17.91%	59,530	2005
	13.575979	15.514347	14.28%	23,070	2004
	10.000000	13.575979	35.76%	16,621	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.140642	-48.59%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.128718	-38.71%	7,013	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.361474	-36.39%	69,926	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.924860	-20.75%	136,399	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.202203	-27.98%	34,678	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.075933	-9.24%	4,854	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.560267	-24.40%	182,549	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.838895	-31.61%	128,487	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.305104	-16.95%	46,092	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.865476	-1.35%	1,740	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.849433	-1.51%	2,795	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.822004	10.001953	-46.86%	47,636	2008
	19.268006	18.822004	-2.31%	38,774	2007
	16.205685	19.268006	18.90%	72,219	2006
	14.753814	16.205685	9.84%	26,238	2005
	12.328333	14.753814	19.67%	27,714	2004
	8.820856	12.328333	39.76%	19,219	2003
	10.000000	8.820856	-11.79%	20,185	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.380053	15.304243	6.43%	1,587,917	2008
	13.583305	14.380053	5.87%	1,674,663	2007
	13.303332	13.583305	2.10%	1,905,194	2006
	13.038934	13.303332	2.03%	2,169,251	2005
	12.780385	13.038934	2.02%	2,564,169	2004
	12.681945	12.780385	0.78%	3,639,856	2003
	11.565612	12.681945	9.65%	5,225,533	2002
	10.914977	11.565612	5.96%	3,831,848	2001
	9.816007	10.914977	11.20%	2,634,608	2000
	10.174058	9.816007	-3.52%	1,189,269	1999

NVIT NVIT Growth Fund: Class I - Q/NQ	8.465669	5.126544	-39.44%	89,488	2008
	7.168076	8.465669	18.10%	132,531	2007
	6.833425	7.168076	4.90%	148,574	2006
	6.494037	6.833425	5.23%	194,065	2005
	6.077202	6.494037	6.86%	239,555	2004
	4.633836	6.077202	31.15%	318,595	2003
	6.580071	4.633836	-29.58%	423,119	2002
	9.268169	6.580071	-29.00%	593,660	2001
	12.767993	9.268169	-27.41%	557,986	2000
	12.392954	12.767993	3.03%	480,900	1999

NVIT NVIT Health Sciences Fund: Class III- Q/NQ	14.787200	10.923232	-26.13%	64,275	2008
	13.219210	14.787200	11.86%	72,010	2007
	13.027297	13.219210	1.47%	88,073	2006
	12.160698	13.027297	7.13%	169,706	2005
	11.413172	12.160698	6.55%	131,546	2004
	8.445947	11.413172	35.13%	87,688	2003
	10.000000	8.445947	-15.54%	30,246	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.752968	6.608175	-43.77%	11,260	2008
	10.875421	11.752968	8.07%	20,174	2007
	10.000000	10.875421	8.75%	5,777	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.586769	9.725789	-37.60%	172,321	2008
	14.889933	15.586769	4.68%	116,748	2007
	12.895102	14.889933	15.47%	216,197	2006
	12.092189	12.895102	6.64%	216,428	2005
	10.733522	12.092189	12.66%	134,449	2004
	8.238400	10.733522	30.29%	79,734	2003
	10.000000	8.238400	-17.62%	30,145	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.211001	11.337840	-7.15%	338,577	2008
	11.728967	12.211001	4.11%	308,249	2007
	11.181789	11.728967	4.89%	408,314	2006
	10.954966	11.181789	2.07%	502,674	2005
	10.595099	10.954966	3.40%	618,704	2004
	9.938018	10.595099	6.61%	634,001	2003
	10.000000	9.938018	-0.62%	304,523	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.867663	10.523064	-24.12%	864,011	2008
	13.285144	13.867663	4.38%	899,262	2007
	12.075166	13.285144	10.02%	1,127,049	2006
	11.601416	12.075166	4.08%	1,226,568	2005
	10.720050	11.601416	8.22%	1,211,494	2004
	9.037949	10.720050	18.61%	924,996	2003
	10.000000	9.037949	-9.62%	792,009	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.945964	10.131069	-32.22%	409,812	2008
	14.251945	14.945964	4.87%	528,523	2007
	12.593401	14.251945	13.17%	513,363	2006
	11.904051	12.593401	5.79%	594,687	2005
	10.748772	11.904051	10.75%	449,390	2004
	8.590418	10.748772	25.13%	358,022	2003
	10.000000	8.590418	-14.10%	218,737	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.115336	11.008504	-16.06%	430,796	2008
	12.540694	13.115336	4.58%	500,257	2007
	11.706575	12.540694	7.13%	549,827	2006
	11.339678	11.706575	3.24%	687,783	2005
	10.710627	11.339678	5.87%	716,716	2004
	9.534557	10.710627	12.33%	647,159	2003
	10.000000	9.534557	-4.65%	373,572	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	26.438587	16.596330	-37.23%	394,750	2008
	24.880577	26.438587	6.26%	415,506	2007
	22.915733	24.880577	8.57%	674,837	2006
	20.689986	22.915733	10.76%	790,374	2005
	18.094597	20.689986	14.34%	875,991	2004
	13.601153	18.094597	33.04%	952,793	2003
	16.253946	13.601153	-16.32%	847,029	2002
	16.670157	16.253646	-2.50%	774,456	2001
	14.644558	16.670157	13.83%	500,113	2000
	12.257790	14.644558	19.47%	61,967	1999

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.079795	12.179942	0.83%	4,218,312	2008
	11.668105	12.079795	3.53%	4,728,112	2007
	11.297619	11.668105	3.28%	2,927,858	2006
	11.137309	11.297619	1.44%	3,619,577	2005
	11.181852	11.137309	-0.40%	3,868,076	2004
	11.247296	11.181852	-0.58%	5,474,622	2003
	11.247642	11.247296	0.00%	15,980,726	2002
	10.989031	11.247642	2.35%	31,961,986	2001
	10.489614	10.989031	4.76%	22,585,655	2000
	10.126097	10.489614	3.59%	5,999,270	1999

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	15.076201	12.319676	-18.28%	546,463	2008
	14.585737	15.076201	3.36%	783,112	2007
	14.081135	14.585737	3.58%	766,664	2006
	13.947624	14.081135	0.96%	947,362	2005
	13.251194	13.947624	5.26%	821,863	2004
	11.962673	13.251194	10.77%	863,477	2003
	11.293959	11.962673	5.92%	1,268,863	2002
	10.972282	11.293959	2.93%	810,790	2001
	10.510552	10.972282	4.39%	752,806	2000
	10.475252	10.510552	0.34%	319,555	1999

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.091001	-39.09%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	22.388260	11.870601	-46.98%	221,742	2008
	22.016277	22.388260	1.69%	346,346	2007
	18.153613	22.016277	21.28%	487,073	2006
	16.397022	18.153613	10.71%	398,762	2005
	13.800078	16.397022	18.82%	247,808	2004
	10.000000	13.800078	38.00%	25,231	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.313352	-36.87%	1,479	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.297572	-37.02%	1,730	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.219739	-37.80%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.703532	-32.96%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	17.166371	9.087220	-47.06%	169,747	2008
	15.832320	17.166371	8.43%	193,255	2007
	15.526190	15.832320	1.97%	237,194	2006
	14.537994	15.526190	6.80%	346,746	2005
	12.973972	14.537994	12.06%	404,880	2004
	9.780139	12.973972	32.66%	504,466	2003
	14.838618	9.780139	-34.09%	569,194	2002
	16.846010	14.838618	-11.92%	543,093	2001
	20.338511	16.846010	-17.17%	361,192	2000
	10.000000	20.338511	103.39%	38,228	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	31.056789	20.818097	-32.97%	303,460	2008
	33.763890	31.056789	-8.02%	404,174	2007
	29.134444	33.763890	15.89%	578,547	2006
	28.608182	29.134444	1.84%	712,359	2005
	24.685368	28.608182	15.89%	962,750	2004
	15.928613	24.685368	54.98%	1,158,751	2003
	22.134881	15.928613	-28.04%	1,246,122	2002
	17.466310	22.134881	26.73%	1,305,574	2001
	15.896867	17.466310	9.87%	647,487	2000
	12.586199	15.896867	26.30%	221,427	1999

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	28.126986	17.176615	-38.93%	473,153	2008
	27.876127	28.126986	0.90%	589,402	2007
	25.182239	27.876127	10.70%	745,503	2006
	22.692159	25.182239	10.97%	931,725	2005
	19.296948	22.692159	17.59%	1,053,224	2004
	13.850506	19.296948	39.32%	1,154,936	2003
	16.957444	13.850506	-18.32%	1,335,391	2002
	18.398225	16.957444	-7.83%	1,648,019	2001
	17.099098	18.398225	7.60%	916,002	2000
	12.016781	17.099098	42.29%	643,635	1999

NVIT NVIT Nationwide Fund: Class I - Q/NQ	15.138387	8.741250	-42.26%	340,712	2008
	14.164409	15.138387	6.88%	468,647	2007
	12.616582	14.164409	12.27%	530,479	2006
	11.884933	12.616582	6.16%	631,200	2005
	10.960481	11.884933	8.43%	907,235	2004
	8.699902	10.960481	25.98%	964,308	2003
	10.654646	8.699902	-18.35%	964,022	2002
	12.230458	10.654646	-12.88%	1,127,792	2001
	12.646339	12.230458	-3.29%	1,021,191	2000
	11.968910	12.646339	5.66%	713,183	1999

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	18.330940	9.066175	-50.54%	45,949	2008
	16.632451	18.330940	10.21%	38,421	2007
	14.496573	16.632451	14.73%	83,793	2006
	13.302006	14.496573	8.98%	41,017	2005
	11.335649	13.302006	17.35%	20,785	2004
	9.135134	11.335649	24.09%	31,842	2003
	10.000000	9.135134	-8.65%	75,895	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.863610	-1.36%	43,502	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.885913	1.974445	-49.19%	8,980	2008
	3.275240	3.885913	18.65%	8,980	2007
	2.981873	3.275240	9.84%	14,582	2006
	3.033668	2.981873	-1.71%	77,630	2005
	2.943564	3.033668	3.06%	77,647	2004
	1.919236	2.943564	53.37%	91,833	2003
	3.395066	1.919236	-43.47%	109,735	2002
	6.000048	3.395066	-43.42%	263,235	2001
	10.000000	6.000048	-40.00%	12,804	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	14.431008	7.330188	-49.21%	35,113	2008
	12.153858	14.431008	18.74%	64,291	2007
	11.073816	12.153858	9.75%	51,082	2006
	11.265699	11.073816	-1.70%	49,958	2005
	10.934690	11.265699	3.03%	73,264	2004
	7.131516	10.934690	53.33%	72,808	2003
	10.000000	7.131516	-28.68%	51,674	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	16.531407	9.594185	-41.96%	61,612	2008
	13.667394	16.531407	20.96%	63,177	2007
	13.872852	13.667394	-1.48%	109,223	2006
	12.537575	13.872852	10.65%	148,585	2005
	11.285270	12.537575	11.10%	89,579	2004
	7.495072	11.285270	50.57%	227,686	2003
	10.000000	7.495072	-25.02%	40,237	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.596107	8.463794	-37.75%	180,028	2008
	14.074146	13.596107	-3.40%	321,678	2007
	12.289836	14.074146	14.52%	310,960	2006
	11.931935	12.289836	3.00%	377,848	2005
	10.278230	11.931935	16.09%	520,577	2004
	7.914998	10.278230	29.86%	220,375	2003
	10.702140	7.914998	-26.04%	211,589	2002
	12.331560	10.702140	-13.21%	219,542	2001
	13.963829	12.331560	-11.69%	242,410	2000
	11.927845	13.963829	17.07%	36,537	1999

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.601154	-43.99%	29,298	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	18.747026	10.090864	-46.17%	477,549	2008
	16.623801	18.747026	12.77%	606,785	2007
	15.586311	16.623801	6.66%	785,563	2006
	15.009784	15.586311	3.84%	1,062,887	2005
	14.206657	15.009784	5.65%	1,332,157	2004
	10.981083	14.206657	29.37%	1,418,068	2003
	15.196200	10.981083	-27.74%	1,573,111	2002
	17.594890	15.196200	-13.63%	1,706,049	2001
	17.848621	17.594890	-1.42%	1,264,215	2000
	12.752843	17.848621	39.96%	340,977	1999

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	23.139603	13.672499	-40.91%	489,994	2008
	22.026248	23.139603	5.05%	682,233	2007
	18.942389	22.026248	16.28%	865,041	2006
	16.767687	18.942389	12.97%	878,812	2005
	14.238187	16.767687	17.77%	751,092	2004
	10.000000	14.238187	42.38%	516,572	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.608429	8.632507	-40.91%	714,971	2008
	13.907967	14.608429	5.04%	899,289	2007
	11.960386	13.907967	16.28%	1,078,241	2006
	10.590024	11.960386	12.94%	1,375,615	2005
	8.994884	10.590024	17.73%	1,626,012	2004
	6.365520	8.994884	41.31%	2,029,238	2003
	8.274485	6.365520	-23.07%	4,057,283	2002
	9.521827	8.274485	-13.10%	2,345,578	2001
	10.000000	9.521827	-4.78%	481,891	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.583349	1.998588	-79.15%	3,097	2008
	10.000000	9.583349	-4.17%	63,934	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.385859	2.188435	-78.93%	970	2008
	10.523389	10.385859	-1.31%	4,989	2007
	10.000000	10.523389	5.23%	97,595	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.585693	9.474608	-39.21%	602,824	2008
	15.107682	15.585693	3.16%	804,008	2007
	13.293323	15.107682	13.65%	972,356	2006
	12.695602	13.293323	4.71%	1,233,955	2005
	11.739303	12.695602	8.15%	1,443,952	2004
	9.376475	11.739303	25.20%	1,626,803	2003
	11.687410	9.376475	-19.77%	1,620,772	2002
	13.168121	11.687410	-11.24%	1,708,365	2001
	14.609212	13.168121	-9.86%	1,567,021	2000
	12.149185	14.609212	20.25%	456,564	1999

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.773861	6.003438	-38.58%	85,657	2008
	10.014381	9.773861	-2.40%	90,730	2007
	10.000000	10.014381	0.14%	55,793	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	17.395944	8.753721	-49.68%	192,665	2008
	16.559762	17.395944	5.05%	228,261	2007
	16.279198	16.559762	1.72%	287,819	2006
	14.668150	16.279198	10.98%	462,444	2005
	12.394931	14.668150	18.34%	432,646	2004
	9.989064	12.394931	24.09%	492,433	2003
	14.001802	9.989064	-28.66%	504,990	2002
	20.620784	14.001802	-32.10%	711,960	2001
	23.512658	20.620784	-12.30%	817,893	2000
	12.961315	23.512658	81.41%	773,085	1999

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.733290	6.648071	-43.34%	171,913	2008
	10.557976	11.733290	11.13%	182,376	2007
	10.000000	10.557976	5.58%	165,365	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.202172	7.053828	-37.03%	260,570	2008
	11.005533	11.202172	1.79%	211,639	2007
	10.000000	11.005533	10.06%	82,865	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.665272	10.674856	0.09%	159,823	2008
	10.259198	10.665272	3.96%	36,304	2007
	10.000000	10.259198	2.59%	21,964	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.852448	9.628030	-11.28%	37,910	2008
	10.416914	10.852448	4.18%	87,669	2007
	10.000000	10.416914	4.17%	7,681	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	33.047924	27.761196	-16.00%	25,767	2008
	31.400371	33.047924	5.25%	34,221	2007
	28.681058	31.400371	9.48%	46,734	2006
	25.860301	28.681058	10.91%	69,016	2005
	23.781464	25.860301	8.74%	108,234	2004
	18.824701	23.781464	26.33%	357,141	2003
	17.444590	18.824700	7.91%	303,530	2002
	16.037786	17.444590	8.77%	102,752	2001
	14.572201	16.037786	10.06%	150,694	2000
	11.400149	14.572201	27.82%	32,833	1999

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.471043	5.507116	-47.41%	95,548	2008
	8.640454	10.471043	21.19%	126,037	2007
	8.002873	8.640454	7.97%	132,978	2006
	6.889420	8.002873	16.16%	150,420	2005
	5.734597	6.889420	20.14%	93,011	2004
	4.094230	5.734597	40.07%	116,690	2003
	6.019598	4.094230	-31.98%	72,910	2002
	8.620055	6.019598	-30.17%	115,297	2001
	10.000000	8.620055	-13.80%	198,532	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	32.654467	20.035993	-38.64%	275,211	2008
	39.857439	32.654467	-18.07%	328,989	2007
	29.222137	39.857439	36.39%	629,352	2006
	25.267437	29.222137	15.65%	696,783	2005
	18.750068	25.267437	34.76%	916,892	2004
	13.800701	18.750068	35.86%	937,267	2003
	14.079160	13.800701	-1.98%	941,192	2002
	12.974262	14.079160	8.52%	774,631	2001
	12.479280	12.974262	3.97%	548,587	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.824302	10.734599	-65.17%	83,305	2008
	22.680384	30.824302	35.91%	125,472	2007
	16.451145	22.680384	37.87%	160,762	2006
	12.626866	16.451145	30.29%	163,746	2005
	10.000000	12.626866	26.27%	65,192	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	59.271173	20.624175	-65.20%	28,439	2008
	43.595964	59.271173	35.96%	37,353	2007
	31.631833	43.595964	37.82%	61,195	2006
	24.254218	31.631833	30.42%	83,214	2005
	19.499977	24.254218	24.38%	106,213	2004
	12.800242	19.499977	52.34%	284,783	2003
	13.343009	12.800242	-4.07%	472,356	2002
	13.755231	13.343009	-3.00%	272,169	2001
	23.947713	13.755231	-42.56%	221,890	2000
	12.101814	23.947713	97.89%	172,512	1999

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	33.038793	17.594660	-46.75%	182,726	2008
	23.011470	33.038793	43.58%	224,635	2007
	18.701377	23.011470	23.05%	235,127	2006
	12.483933	18.701377	49.80%	260,426	2005
	10.000000	12.483933	24.84%	152,210	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	54.963626	29.255507	-46.77%	25,550	2008
	38.274579	54.963626	43.60%	47,018	2007
	31.116907	38.274579	23.00%	85,008	2006
	20.764275	31.116907	49.86%	102,954	2005
	16.917457	20.764275	22.74%	155,325	2004
	11.826254	16.917457	43.05%	213,327	2003
	12.319065	11.826254	-4.00%	130,380	2002
	13.923943	12.319065	-11.53%	114,671	2001
	12.649846	13.923943	10.07%	81,053	2000
	10.581149	12.649846	19.55%	61,589	1999

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	13.267242	7.851831	-40.82%	599,241	2008
	12.593862	13.267242	5.35%	714,673	2007
	11.358519	12.593862	10.88%	915,716	2006
	10.655882	11.358519	6.59%	1,231,201	2005
	9.123015	10.655882	16.80%	1,536,221	2004
	6.739605	9.123015	35.36%	1,967,587	2003
	9.321492	6.739605	-27.70%	2,163,624	2002
	9.776003	9.321492	-4.65%	1,880,772	2001
	10.000000	9.776003	-2.24%	515,567	2000*

Optional Benefits Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.645194	5.053256	-52.53%	0	2008
	10.641048	10.645194	0.04%	0	2007
	10.000000	10.641048	6.41%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.894113	6.168990	-43.37%	0	2008
	9.879259	10.894113	10.27%	0	2007
	10.000000	9.879259	-1.21%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.999093	5.739643	-47.82%	0	2008
	10.081339	10.999093	9.10%	543	2007
	10.000000	10.081339	0.81%	557	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.000000	6.200164	-38.00%	4,602	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.609253	11.276296	-2.87%	136,949	2008
	10.743037	11.609253	8.06%	66,853	2007
	10.714080	10.743037	0.27%	74,100	2006
	10.687792	10.714080	0.25%	93,049	2005
	10.233898	10.687792	4.44%	83,925	2004
	10.000000	10.233898	2.34%	27,995	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.408481	9.947974	-35.44%	156,483	2008
	15.623076	15.408481	-1.37%	177,767	2007
	13.518310	15.623076	15.57%	190,624	2006
	13.089671	13.518310	3.27%	252,149	2005
	11.737071	13.089671	11.52%	322,667	2004
	9.193080	11.737071	27.67%	341,998	2003
	11.552029	9.193080	-20.42%	386,611	2002
	12.771997	11.552029	-9.55%	500,509	2001
	14.475981	12.771997	-11.77%	566,469	2000
	12.427175	14.475981	16.49%	208,361	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	17.835565	9.712886	-45.54%	104,015	2008
	15.307662	17.835565	16.51%	115,838	2007
	12.404396	15.307662	23.41%	155,743	2006
	11.096532	12.404396	11.79%	196,037	2005
	9.782676	11.096532	13.43%	227,821	2004
	7.960337	9.782676	22.89%	261,117	2003
	10.128725	7.960337	-24.41%	333,010	2002
	14.490593	10.128725	-30.10%	561,207	2001
	17.650383	14.490593	-17.82%	652,156	2000
	10.901004	17.650383	61.92%	181,462	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	18.024009	9.815505	-45.54%	40,684	2008
	15.469391	18.024009	16.51%	59,087	2007
	12.535460	15.469391	23.41%	73,829	2006
	11.229023	12.535460	11.63%	68,123	2005
	9.886036	11.229023	13.58%	68,108	2004
	8.044442	9.886036	22.89%	65,318	2003
	10.000000	8.044442	-19.56%	70,119	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.661044	7.960349	-25.33%	14,997	2008
	11.057147	10.661044	-3.58%	18,770	2007
	10.000000	11.057147	10.57%	17,907	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.338210	7.126185	-42.24%	6,366	2008
	10.330481	12.338210	19.44%	10,216	2007
	10.820656	10.330481	-4.53%	6,752	2006
	10.730380	10.820656	0.84%	9,789	2005
	9.823019	10.730380	9.24%	7,165	2004
	7.968301	9.823019	23.28%	5,689	2003
	10.000000	7.968301	-20.32%	246	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	20.566055	14.863162	-27.73%	246,720	2008
	21.967196	20.566055	-6.38%	293,325	2007
	18.756880	21.967196	17.12%	363,284	2006
	18.092486	18.756880	3.67%	658,974	2005
	16.032727	18.092486	12.85%	817,281	2004
	12.596055	16.032727	27.28%	842,622	2003
	14.605357	12.596055	-13.76%	943,369	2002
	13.116946	14.605357	11.35%	1,040,133	2001
	11.248045	13.116946	16.62%	298,230	2000
	11.493876	11.248045	-2.14%	41,485	1999

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.165099	6.675662	-49.29%	17,612	2008
	9.543629	13.165099	37.95%	28,896	2007
	10.000000	9.543629	-4.56%	0	2006*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	15.509455	8.150787	-47.45%	0	2008
	16.362265	15.509455	-5.21%	0	2007
	14.643576	16.362265	11.74%	111	2006
	12.773658	14.643576	14.64%	438	2005
	10.968665	12.773658	16.46%	438	2004
	7.526163	10.968665	45.74%	1,016	2003
	11.581271	7.526163	-35.01%	1,016	2002
	16.443767	11.581271	-29.57%	3,071	2001
	20.551766	16.443767	-19.99%	3,653	2000
	12.735345	20.551766	61.38%	7,646	1999

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	16.856594	9.810123	-41.80%	1,368	2008
	14.648678	16.856594	15.07%	1,368	2007
	12.507891	14.648678	17.12%	1,521	2006
	10.790409	12.507891	15.92%	3,813	2005
	9.527860	10.790409	13.25%	3,813	2004
	7.253109	9.527860	31.36%	4,054	2003
	9.175002	7.253109	-20.95%	4,054	2002
	11.961010	9.175002	-23.29%	11,163	2001
	16.352558	11.961010	-26.86%	17,779	2000
	10.798003	16.352558	51.44%	18,790	1999

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	17.082192	10.758855	-37.02%	10,760	2008
	17.004687	17.082192	0.46%	11,760	2007
	14.434846	17.004687	17.80%	14,160	2006
	13.523151	14.434846	6.74%	16,447	2005
	12.305392	13.523151	9.90%	15,735	2004
	9.960794	12.305392	23.54%	14,439	2003
	13.122923	9.960794	-24.10%	19,699	2002
	13.172245	13.122923	-0.37%	17,067	2001
	12.252980	13.172245	7.50%	17,700	2000
	11.684826	12.252980	4.86%	15,706	1999

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.586751	9.946220	-31.81%	40,136	2008
	14.877364	14.586751	-1.95%	52,301	2007
	13.174239	14.877364	12.93%	63,306	2006
	12.446927	13.174239	5.84%	75,606	2005
	10.346504	12.446927	20.30%	83,263	2004
	7.608241	10.346504	35.99%	141,398	2003
	10.000000	7.608241	-23.92%	6,825	2002*

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	11.781058	7.624873	-35.28%	45,499	2008
	11.074843	11.781058	6.38%	53,647	2007
	10.274954	11.074843	7.78%	108,499	2006
	10.046653	10.274954	2.27%	142,887	2005
	9.583764	10.046653	4.83%	174,707	2004
	7.706045	9.583764	24.37%	214,848	2003
	10.988353	7.706045	-29.87%	255,056	2002
	14.380518	10.988353	-23.59%	313,828	2001
	16.375662	14.380518	-12.18%	402,038	2000
	12.754610	16.375662	28.39%	105,159	1999

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.817894	9.192999	-37.96%	758,411	2008
	14.264491	14.817894	3.88%	876,863	2007
	12.512627	14.264491	14.00%	1,070,225	2006
	12.108868	12.512627	3.33%	1,464,225	2005
	11.088459	12.108868	9.20%	1,636,477	2004
	8.751979	11.088459	26.70%	1,804,120	2003
	11.421554	8.751979	-23.37%	1,964,372	2002
	13.178151	11.421554	-13.33%	2,453,460	2001
	14.716647	13.178151	-10.45%	2,800,585	2000
	12.363055	14.716647	19.04%	1,657,020	1999

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	15.041197	10.458431	-30.47%	109,443	2008
	14.225733	15.041197	5.73%	120,217	2007
	12.373722	14.225733	14.97%	147,673	2006
	12.010432	12.373722	3.02%	192,074	2005
	11.584069	12.010432	3.68%	241,973	2004
	9.686029	11.584069	19.60%	276,376	2003
	11.783214	9.686029	-17.80%	318,727	2002
	13.164923	11.783214	-10.50%	341,263	2001
	13.424790	13.164923	-1.94%	318,884	2000
	12.203505	13.424790	10.01%	216,164	1999

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.019742	9.804082	-2.15%	12,080	2008
	10.305471	10.019742	-2.77%	1,848	2007
	10.000000	10.305471	3.05%	1,848	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.853324	12.676743	-8.49%	235,281	2008
	13.319686	13.853324	4.01%	288,204	2007
	12.956412	13.319686	2.80%	318,411	2006
	12.958478	12.956412	-0.02%	417,931	2005
	12.670489	12.958478	2.27%	496,627	2004
	12.267458	12.670489	3.29%	576,977	2003
	11.370764	12.267458	7.89%	643,741	2002
	10.666472	11.370764	6.60%	698,151	2001
	9.783812	10.666472	9.02%	464,198	2000
	10.000000	9.783812	-2.16%	34,763	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	23.351620	13.226050	-43.36%	479,217	2008
	20.135487	23.351620	15.97%	594,996	2007
	18.281239	20.135487	10.14%	768,487	2006
	15.850782	18.281239	15.33%	881,410	2005
	13.923698	15.850782	13.84%	816,094	2004
	10.990756	13.923698	26.69%	851,794	2003
	12.294307	10.990756	-10.60%	812,179	2002
	14.214337	12.294307	-13.51%	946,439	2001
	15.437189	14.214337	-7.92%	1,124,584	2000
	12.598299	15.437189	22.53%	448,263	1999

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.478023	6.065267	-55.00%	38,821	2008
	9.376713	13.478023	43.74%	31,213	2007
	10.000000	9.376713	-6.23%	6,594	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.833606	10.084737	-43.45%	343,602	2008
	17.817217	17.833606	0.09%	448,460	2007
	15.032685	17.817217	18.52%	579,819	2006
	14.400930	15.032685	4.39%	671,804	2005
	13.099526	14.400930	9.93%	853,519	2004
	10.191923	13.099526	28.53%	856,621	2003
	12.440995	10.191923	-18.08%	844,445	2002
	13.281731	12.440995	-6.33%	1,065,384	2001
	12.423854	13.281731	6.91%	956,975	2000
	11.846486	12.423854	4.87%	345,190	1999

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.272131	8.335607	-26.05%	44,689	2008
	10.512515	11.272131	7.23%	37,402	2007
	10.000000	10.512515	5.13%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.451684	7.605353	-33.59%	4,509	2008
	10.532507	11.451684	8.73%	39	2007
	10.000000	10.532507	5.33%	39	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.582071	7.078673	-38.88%	1,574	2008
	10.552664	11.582071	9.75%	0	2007
	10.000000	10.552664	5.53%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	12.458470	5.525804	-55.65%	54,421	2008
	10.259376	12.458470	21.43%	66,933	2007
	9.870863	10.259376	3.94%	84,067	2006
	9.186413	9.870863	7.45%	108,522	2005
	8.693663	9.186413	5.67%	139,756	2004
	6.793127	8.693663	27.98%	174,949	2003
	8.814543	6.793127	-22.93%	203,337	2002
	10.438575	8.814543	-15.56%	265,514	2001
	12.768758	10.438575	-18.25%	388,493	2000
	12.417568	12.768758	2.83%	194,247	1999

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	15.909833	8.285615	-47.92%	354,747	2008
	12.706253	15.909833	25.21%	450,834	2007
	12.061208	12.706253	5.35%	588,881	2006
	11.563600	12.061208	4.30%	975,625	2005
	11.345636	11.563600	1.92%	1,218,155	2004
	8.657007	11.345636	31.06%	1,424,519	2003
	12.566043	8.657007	-31.11%	1,540,704	2002
	15.476056	12.566043	-18.60%	2,025,523	2001
	17.630000	15.476056	-12.22%	2,335,012	2000
	13.010755	17.630000	35.50%	886,886	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.458268	8.474745	-26.04%	122,973	2008
	11.309562	11.458268	1.31%	192,424	2007
	10.306110	11.309562	9.74%	349,759	2006
	10.184506	10.306110	1.19%	364,837	2005
	9.426171	10.184506	8.04%	480,411	2004
	7.521629	9.426171	25.32%	674,744	2003
	7.354603	7.521629	2.27%	371,004	2002
	8.458245	7.354603	-13.05%	485,716	2001
	11.072984	8.458245	-23.61%	514,593	2000
	10.380632	11.072984	6.67%	278,026	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.799408	7.256051	-25.95%	42,626	2008
	10.000000	9.799408	-2.01%	70,478	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.125731	10.613742	-4.60%	157,673	2008
	10.817475	11.125731	2.85%	149,534	2007
	10.507730	10.817475	2.95%	75,578	2006
	10.428807	10.507730	0.76%	76,671	2005
	10.128708	10.428807	2.96%	66,528	2004
	10.000000	10.128708	1.29%	1,833	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.234279	6.707301	-40.30%	59,551	2008
	9.856561	11.234279	13.98%	65,898	2007
	10.000000	9.856561	-1.43%	50,583	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	19.381260	10.737954	-44.60%	42,146	2008
	16.754919	19.381260	15.68%	49,435	2007
	14.392045	16.754919	16.42%	66,859	2006
	12.255881	14.392045	17.43%	78,163	2005
	10.941500	12.255881	12.01%	117,144	2004
	7.740990	10.941500	41.34%	138,922	2003
	9.846083	7.740990	-21.38%	162,658	2002
	12.672362	9.846083	-22.30%	329,676	2001
	15.879549	12.672362	-20.20%	396,582	2000
	11.293057	15.879549	40.61%	210,566	1999

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	19.356271	10.721641	-44.61%	58,851	2008
	16.730683	19.356271	15.69%	77,122	2007
	14.370885	16.730683	16.42%	99,659	2006
	12.242700	14.370885	17.38%	141,440	2005
	10.928889	12.242700	12.02%	149,456	2004
	7.729491	10.928889	41.39%	69,264	2003
	10.000000	7.729491	-22.71%	52,358	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.781569	7.604841	-51.81%	30,204	2008
	15.142626	15.781569	4.22%	45,563	2007
	13.202987	15.142626	14.69%	35,789	2006
	13.043195	13.202987	1.23%	50,269	2005
	11.593346	13.043195	12.51%	82,290	2004
	7.443946	11.593346	55.74%	61,333	2003
	10.000000	7.443946	-25.56%	549	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.386418	7.905422	-30.57%	169,973	2008
	11.119465	11.386418	2.40%	192,802	2007
	10.000000	11.119465	11.19%	86,825	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.785862	6.469518	-33.89%	16,050	2008
	10.157203	9.785862	-3.66%	11,948	2007
	10.000000	10.157203	1.57%	3,732	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.598185	-34.02%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.552327	6.330521	-53.29%	7,077	2008
	10.669800	13.552327	27.02%	9,430	2007
	10.000000	10.669800	6.70%	4,790	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.371231	7.278199	-41.17%	7,533	2008
	10.857910	12.371231	13.94%	15,034	2007
	10.000000	10.857910	8.58%	6,170	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	11.451105	12.003743	4.83%	92,900	2008
	10.449841	11.451105	9.58%	43,354	2007
	10.000000	10.449841	4.50%	4,906	2006*

J.P. Morgan Series Trust II - Mid Cap Value Portfolio - Class I Shares Q/NQ	14.311728	9.434666	-34.08%	67,388	2008
	14.153990	14.311728	1.11%	78,876	2007
	12.273075	14.153990	15.33%	121,125	2006
	11.385394	12.273075	7.80%	159,092	2005
	10.000000	11.385394	13.85%	20,097	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.613943	6.383581	-45.04%	608,742	2008
	8.612511	11.613943	34.85%	672,144	2007
	7.996638	8.612511	7.70%	780,772	2006
	7.197845	7.996638	11.10%	972,087	2005
	6.181859	7.197845	16.43%	1,151,202	2004
	5.209227	6.181859	18.67%	1,303,179	2003
	6.277859	5.209227	-17.02%	1,509,996	2002
	8.137529	6.277859	-22.85%	2,046,178	2001
	10.000000	8.137529	-18.62%	2,407,842	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.421477	7.985659	-44.63%	11,933	2008
	12.001567	14.421477	20.16%	12,791	2007
	11.264791	12.001567	6.54%	19,042	2006
	10.251543	11.264791	9.88%	23,671	2005
	10.300510	10.251543	-0.48%	51,414	2004
	7.092920	10.300510	45.22%	38,476	2003
	10.000000	7.092920	-29.07%	38,169	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.737139	2.619563	-44.70%	150,230	2008
	3.944077	4.737139	20.11%	172,937	2007
	3.705791	3.944077	6.43%	216,746	2006
	3.365706	3.705791	10.10%	253,893	2005
	3.390832	3.365706	-0.74%	344,331	2004
	2.345410	3.390832	44.57%	436,061	2003
	4.023106	2.345410	-41.70%	542,012	2002
	6.503356	4.023106	-38.14%	906,075	2001
	10.000000	6.503356	-34.97%	1,242,021	2000*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.726270	11.154841	-37.07%	1,013	2008
	16.923216	17.726270	4.75%	1,025	2007
	15.478600	16.923216	9.33%	0	2006
	14.139002	15.478600	9.47%	4,224	2005
	12.195325	14.139002	15.94%	300	2004
	10.000000	12.195325	21.95%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	28.722913	13.547818	-52.83%	74,409	2008
	22.723853	28.722913	26.40%	84,296	2007
	15.693805	22.723853	44.80%	75,801	2006
	12.043732	15.693805	30.31%	69,457	2005
	10.279042	12.043732	17.17%	70,656	2004
	7.740287	10.279042	32.80%	78,364	2003
	10.000000	7.740287	-22.60%	98,328	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.766719	7.905262	-52.85%	160,025	2008
	13.270466	16.766719	26.35%	193,005	2007
	9.169173	13.270466	44.73%	235,239	2006
	7.040734	9.169173	30.23%	314,491	2005
	6.010319	7.040734	17.14%	401,949	2004
	4.526318	6.010319	32.79%	481,001	2003
	6.177123	4.526318	-26.72%	651,357	2002
	8.174255	6.177123	-24.43%	1,128,272	2001
	10.000000	8.174255	-18.26%	2,274,537	2000*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.749223	7.799359	-33.62%	74,744	2008
	11.064604	11.749223	6.19%	63,661	2007
	10.000000	11.064604	10.65%	25,006	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	18.545772	11.486706	-38.06%	49,162	2008
	17.498604	18.545772	5.98%	54,329	2007
	15.636717	17.498604	11.91%	101,445	2006
	14.615636	15.636717	6.99%	128,668	2005
	12.786036	14.615636	14.31%	142,913	2004
	9.831629	12.786036	30.05%	164,711	2003
	13.543264	9.831629	-27.41%	221,648	2002
	13.932809	13.543264	-2.80%	197,905	2001
	13.957433	13.932809	-0.18%	116,587	2000
	12.303831	13.957433	13.44%	99,525	1999

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.551577	5.578103	-47.13%	1,163	2008
	10.358481	10.551577	1.86%	936	2007
	10.000000	10.358481	3.58%	2,050	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	21.982914	12.286880	-44.11%	87,032	2008
	18.178637	21.982914	20.93%	104,197	2007
	16.057857	18.178637	13.21%	136,354	2006
	14.303234	16.057857	12.27%	165,512	2005
	12.459670	14.303234	14.80%	206,578	2004
	9.856745	12.459670	26.41%	251,138	2003
	14.133513	9.856745	-30.26%	290,852	2002
	19.004946	14.133513	-25.63%	438,976	2001
	20.806301	19.004946	-8.66%	584,241	2000
	13.698179	20.806301	51.89%	71,334	1999

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	19.492324	9.158691	-53.01%	153,399	2008
	18.064055	19.492324	7.91%	177,502	2007
	16.305392	18.064055	10.79%	215,622	2006
	13.994117	16.305392	16.52%	158,239	2005
	11.917079	13.994117	17.43%	116,961	2004
	8.937773	11.917079	33.33%	80,874	2003
	11.937762	8.937779	-25.13%	99,917	2002
	12.447943	11.937762	-4.10%	111,073	2001
	12.523110	12.447943	-0.60%	124,567	2000
	11.817120	12.523110	5.97%	82,450	1999

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.353764	5.523567	-46.65%	2,455	2008
	10.180050	10.353764	1.71%	3,203	2007
	10.000000	10.180050	1.80%	2,542	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.605123	9.061609	-14.55%	52,954	2008
	10.256191	10.605123	3.40%	74,978	2007
	9.971898	10.256191	2.85%	84,986	2006
	9.959135	9.971898	0.13%	38,931	2005
	10.012296	9.959135	-0.53%	35,883	2004
	10.000000	10.012296	0.12%	33,237	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.655389	5.767972	-40.26%	1,352	2008
	9.733157	9.655389	-0.80%	1,421	2007
	10.000000	9.733157	-2.67%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.187383	8.479606	-40.23%	1,526	2008
	13.358247	14.187383	6.21%	0	2007
	11.902710	13.358247	12.23%	753	2006
	11.285193	11.902710	5.47%	3,204	2005
	10.000000	11.285193	12.85%	3,562	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.963349	7.598753	-30.69%	191,205	2008
	10.465796	10.963349	4.75%	249,872	2007
	10.000000	10.465796	4.66%	119,553	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.618787	9.446067	-11.04%	79,043	2008
	10.447849	10.618787	1.64%	80,979	2007
	10.000000	10.447849	4.48%	26,595	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.131768	7.347487	-39.44%	230,209	2008
	10.748441	12.131768	12.87%	247,092	2007
	10.000000	10.748441	7.48%	224,430	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.347156	6.247751	-44.94%	126,360	2008
	10.274872	11.347156	10.44%	145,705	2007
	10.000000	10.274872	2.75%	99,491	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.806149	5.994429	-38.87%	17,876	2008
	10.000000	9.806149	-1.94%	17,722	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.019226	10.674743	-28.93%	81,821	2008
	14.755589	15.019226	1.79%	107,197	2007
	13.516216	14.755589	9.17%	156,528	2006
	13.375356	13.516216	1.05%	205,810	2005
	12.308733	13.375356	8.67%	396,655	2004
	10.199226	12.308733	20.68%	400,729	2003
	10.010690	10.199226	1.88%	258,044	2002
	9.732895	10.010690	2.85%	208,131	2001
	10.750149	9.732895	-9.46%	137,328	2000
	10.555014	10.750149	1.85%	116,272	1999

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.615064	8.242826	-29.03%	92,525	2008
	11.407487	11.615064	1.82%	92,133	2007
	10.449767	11.407487	9.16%	66,112	2006
	10.000000	10.449767	4.50%	31,711	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	33.552578	13.987189	-58.31%	664	2008
	23.352634	33.552578	43.68%	2,170	2007
	17.305110	23.352634	34.95%	2,767	2006
	13.218203	17.305110	30.92%	3,307	2005
	11.091469	13.218203	19.17%	3,307	2004
	6.799600	11.091469	63.12%	3,837	2003
	8.126945	6.799600	-16.33%	7,743	2002
	8.684823	8.126945	-6.42%	15,106	2001
	10.000000	8.684823	-13.15%	194	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	37.009267	15.403444	-58.38%	45,422	2008
	25.763929	37.009267	43.65%	62,421	2007
	19.102228	25.763929	34.87%	75,928	2006
	14.588946	19.102228	30.94%	86,157	2005
	12.240339	14.588946	19.19%	40,942	2004
	7.505927	12.240339	63.08%	40,185	2003
	10.000000	7.505927	-24.94%	30,846	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	21.141781	14.001423	-33.77%	15,635	2008
	17.793288	21.141781	18.82%	15,893	2007
	13.101659	17.793288	35.81%	15,010	2006
	12.466117	13.101659	5.10%	11,426	2005
	9.719497	12.466117	28.26%	13,650	2004
	7.930578	9.719497	22.56%	4,370	2003
	10.000000	7.930578	-20.69%	366	2002*

NVIT Gartmore NVIT International Equity Fund: Class I - Q/NQ	15.531453	8.269122	-46.76%	135	2008
	12.377189	15.531453	25.48%	135	2007

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.776488	13.195412	-46.74%	60,826	2008
	19.744200	24.776488	25.49%	72,418	2007
	15.045739	19.744200	31.23%	52,274	2006
	11.709868	15.045739	28.49%	13,983	2005
	10.374988	11.709868	12.87%	6,746	2004
	7.767159	10.374988	33.58%	388	2003
	10.000000	7.767159	-22.33%	69	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	19.318341	10.612230	-45.07%	35,783	2008
	16.325448	19.318341	18.33%	37,673	2007
	13.139231	16.325448	24.25%	41,167	2006
	11.154684	13.139231	17.79%	59,235	2005
	9.770899	11.154684	14.16%	86,195	2004
	7.275861	9.770899	34.29%	102,413	2003
	9.880402	7.275861	-26.36%	135,618	2002
	12.330829	9.880402	-19.87%	189,251	2001
	14.247974	12.330829	-13.46%	213,157	2000
	11.743428	14.247974	21.33%	116,928	1999

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.818036	14.735974	-45.05%	18,906	2008
	22.655299	26.818036	18.37%	23,066	2007
	18.243804	22.655299	24.18%	16,197	2006
	15.488203	18.243804	17.79%	18,755	2005
	13.566822	15.488203	14.16%	19,292	2004
	10.000000	13.566822	35.67%	15,303	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.137150	-48.63%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.124558	-38.75%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.357162	-36.43%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.919500	-20.81%	9,172	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.197326	-28.03%	64,091	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.069797	-9.30%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.555141	-24.45%	67,117	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.834262	-31.66%	9,854	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.299494	-17.01%	54,293	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.858821	-1.41%	3,227	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.842789	-1.57%	3,354	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.709317	9.931961	-46.91%	6,874	2008
	19.172156	18.709317	-2.41%	8,626	2007
	16.141352	19.172156	18.78%	7,168	2006
	14.710087	16.141352	9.73%	5,141	2005
	12.304239	14.710087	19.55%	13,672	2004
	8.812529	12.304239	39.62%	5,623	2003
	10.000000	8.812529	-11.87%	1,808	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.244815	15.144983	6.32%	375,351	2008
	13.469262	14.244815	5.76%	371,770	2007
	13.204965	13.469262	2.00%	390,543	2006
	12.955598	13.204965	1.92%	438,795	2005
	12.711565	12.955598	1.92%	565,861	2004
	12.626432	12.711565	0.67%	799,859	2003
	11.526653	12.626432	9.54%	1,390,527	2002
	10.889287	11.526653	5.85%	1,320,373	2001
	9.802780	10.889287	11.08%	1,028,940	2000
	10.170644	9.802780	-3.62%	567,139	1999

NVIT NVIT Growth Fund: Class I - Q/NQ	8.386001	5.073150	-39.50%	272,462	2008
	7.107851	8.386001	17.98%	286,629	2007
	6.782860	7.107851	4.79%	288,216	2006
	6.452491	6.782860	5.12%	301,204	2005
	6.044444	6.452491	6.75%	326,133	2004
	4.613524	6.044444	31.02%	343,964	2003
	6.557891	4.613524	-29.65%	368,747	2002
	9.246358	6.557891	-29.08%	401,911	2001
	12.750810	9.246358	-27.48%	547,580	2000
	12.388810	12.750810	2.92%	434,267	1999

NVIT NVIT Health Sciences Fund: Class III- Q/NQ	14.698688	10.846839	-26.21%	13,456	2008
	13.153460	14.698688	11.75%	13,839	2007
	12.975598	13.153460	1.37%	19,336	2006
	12.124673	12.975598	7.02%	19,950	2005
	11.390883	12.124673	6.44%	26,186	2004
	8.437976	11.390883	35.00%	16,934	2003
	10.000000	8.437976	-15.62%	12,070	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.733135	6.590334	-43.83%	357	2008
	10.868126	11.733135	7.96%	557	2007
	10.000000	10.868126	8.68%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.493447	9.657744	-37.67%	34,148	2008
	14.815857	15.493447	4.57%	43,865	2007
	12.843911	14.815857	15.35%	59,317	2006
	12.056354	12.843911	6.53%	24,940	2005
	10.712555	12.056354	12.54%	42,105	2004
	8.230619	10.712555	30.15%	27,867	2003
	10.000000	8.230619	-17.69%	5,429	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.137877	11.258535	-7.24%	73,499	2008
	11.670602	12.137877	4.00%	97,288	2007
	11.137379	11.670602	4.79%	108,724	2006
	10.922479	11.137379	1.97%	109,213	2005
	10.574381	10.922479	3.29%	87,825	2004
	9.928642	10.574381	6.50%	53,784	2003
	10.000000	9.928642	-0.71%	38,243	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.784623	10.449446	-24.19%	176,536	2008
	13.219043	13.784623	4.28%	222,070	2007
	12.027221	13.219043	9.91%	237,564	2006
	11.567029	12.027221	3.98%	299,580	2005
	10.699107	11.567029	8.11%	286,963	2004
	9.029424	10.699107	18.49%	238,441	2003
	10.000000	9.029424	-9.71%	208,464	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.856478	10.060199	-32.28%	69,782	2008
	14.181041	14.856478	4.76%	89,298	2007
	12.543415	14.181041	13.06%	108,184	2006
	11.868786	12.543415	5.68%	70,220	2005
	10.727781	11.868786	10.64%	72,088	2004
	8.582311	10.727781	25.00%	100,266	2003
	10.000000	8.582311	-14.18%	71,268	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	13.036813	10.931514	-16.15%	145,789	2008
	12.478314	13.036813	4.48%	112,483	2007
	11.660102	12.478314	7.02%	103,436	2006
	11.306072	11.660102	3.13%	103,276	2005
	10.689699	11.306072	5.77%	93,658	2004
	9.525559	10.689699	12.22%	86,727	2003
	10.000000	9.525559	-4.74%	80,568	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	26.189909	16.423543	-37.29%	216,310	2008
	24.671671	26.189909	6.15%	256,015	2007
	22.746284	24.671671	8.46%	317,806	2006
	20.557736	22.746284	10.65%	203,094	2005
	17.997152	20.557736	14.23%	239,636	2004
	13.541599	17.997152	32.90%	233,340	2003
	16.199200	13.541599	-16.41%	250,672	2002
	16.630966	16.199200	-2.60%	227,749	2001
	14.624858	16.630966	13.72%	188,052	2000
	12.253691	14.624858	19.35%	10,915	1999

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.966147	12.053139	0.73%	898,448	2008
	11.570104	11.966147	3.42%	642,900	2007
	11.214049	11.570104	3.18%	664,693	2006
	11.066094	11.214049	1.34%	745,258	2005
	11.121610	11.066094	-0.50%	768,533	2004
	11.198034	11.121610	-0.68%	1,249,139	2003
	11.209725	11.198034	-0.10%	2,186,283	2002
	10.963142	11.209725	2.25%	4,569,205	2001
	10.475448	10.963142	4.66%	5,315,737	2000
	10.122671	10.475448	3.49%	2,336,718	1999

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.934416	12.191449	-18.37%	91,820	2008
	14.463279	14.934416	3.26%	165,334	2007
	13.977022	14.463279	3.48%	161,046	2006
	13.858482	13.977022	0.86%	201,277	2005
	13.179840	13.858482	5.15%	203,840	2004
	11.910299	13.179840	10.66%	225,625	2003
	11.255907	11.910299	5.81%	281,191	2002
	10.946464	11.255907	2.83%	306,048	2001
	10.496386	10.946464	4.29%	294,809	2000
	10.471735	10.496386	0.24%	109,849	1999

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.086866	-39.13%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	22.282710	11.802643	-47.03%	107,297	2008
	21.934820	22.282710	1.59%	127,917	2007
	18.104708	21.934820	21.16%	170,343	2006
	16.369372	18.104708	10.60%	64,259	2005
	13.790762	16.369372	18.70%	26,116	2004
	10.000000	13.790762	37.91%	10,290	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.309071	-36.91%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.293303	-37.07%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.215523	-37.84%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.698993	-33.01%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	17.016399	8.998682	-47.12%	65,780	2008
	15.709991	17.016399	8.32%	72,020	2007
	15.421797	15.709991	1.87%	108,093	2006
	14.454824	15.421797	6.69%	124,695	2005
	12.912822	14.454824	11.94%	162,787	2004
	9.743886	12.912822	32.52%	180,643	2003
	14.798640	9.743886	-34.16%	172,385	2002
	16.817750	14.798640	-12.01%	180,430	2001
	20.324927	16.817775	-17.26%	174,165	2000
	10.000000	20.324927	103.25%	12,526	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	30.764759	20.601414	-33.04%	81,638	2008
	33.480497	30.764759	-8.11%	104,607	2007
	28.919087	33.480497	15.77%	169,312	2006
	28.425391	28.919087	1.74%	207,746	2005
	24.552470	28.425391	15.77%	242,733	2004
	15.858883	24.552470	54.82%	264,427	2003
	22.060369	15.858883	-28.11%	316,081	2002
	17.425261	22.060369	26.60%	380,259	2001
	15.875478	17.425261	9.76%	202,151	2000
	12.581999	15.875478	26.18%	91,671	1999

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.862455	16.997792	-38.99%	134,060	2008
	27.642106	27.862455	0.80%	160,141	2007
	24.996065	27.642106	10.59%	227,327	2006
	22.547136	24.996065	10.86%	269,412	2005
	19.193041	22.547136	17.48%	282,809	2004
	13.789861	19.193041	39.18%	313,844	2003
	16.900322	13.789861	-18.40%	302,721	2002
	18.354971	16.900322	-7.93%	345,118	2001
	17.076087	18.354971	7.49%	343,561	2000
	12.012761	17.076087	42.15%	52,367	1999

NVIT NVIT Nationwide Fund: Class I - Q/NQ	14.995969	8.650226	-42.32%	97,363	2008
	14.045448	14.995969	6.77%	120,135	2007
	12.523258	14.045448	12.15%	147,488	2006
	11.808950	12.523258	6.05%	185,561	2005
	10.901442	11.808950	8.32%	255,537	2004
	8.661797	10.901442	25.86%	274,300	2003
	10.618745	8.661797	-18.43%	323,345	2002
	12.201684	10.618745	-12.97%	445,096	2001
	12.629301	12.201684	-3.39%	465,083	2000
	11.964909	12.629301	5.55%	323,356	1999

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	18.221207	9.002750	-50.59%	16,835	2008
	16.549733	18.221207	10.10%	18,208	2007
	14.439032	16.549733	14.62%	22,305	2006
	13.262583	14.439032	8.87%	9,060	2005
	11.313504	13.262583	17.23%	9,261	2004
	9.126509	11.313504	23.96%	7,648	2003
	10.000000	9.126509	-8.73%	10,513	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.856957	-1.43%	1,001	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.857482	1.958012	-49.24%	5,088	2008
	3.254592	3.857482	18.52%	5,088	2007
	2.966073	3.254592	9.73%	5,088	2006
	3.020641	2.966073	-1.81%	5,088	2005
	2.933882	3.020641	2.96%	6,124	2004
	1.914851	2.933882	53.22%	6,158	2003
	3.390760	1.914851	-43.53%	7,104	2002
	5.998573	3.390760	-43.47%	18,286	2001
	10.000000	5.998573	-40.01%	9,450	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	14.348392	7.280810	-49.26%	1,492	2008
	12.096594	14.348392	18.62%	5,119	2007
	11.032795	12.096594	9.64%	5,242	2006
	11.235308	11.032795	-1.80%	3,893	2005
	10.916237	11.235308	2.92%	21,601	2004
	7.126672	10.916237	53.17%	40,865	2003
	10.000000	7.126672	-28.73%	9,221	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	16.432420	9.527061	-42.02%	21,105	2008
	13.599386	16.432420	20.83%	24,211	2007
	13.817774	13.599386	-1.58%	24,003	2006
	12.500413	13.817774	10.54%	18,659	2005
	11.263226	12.500413	10.98%	39,996	2004
	7.487992	11.263226	50.42%	83,338	2003
	10.000000	7.487992	-25.12%	15,352	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.468234	8.375673	-37.81%	33,229	2008
	13.955987	13.468234	-3.49%	47,839	2007
	12.198971	13.955987	14.40%	88,177	2006
	11.855672	12.198971	2.90%	96,532	2005
	10.222862	11.855672	15.97%	88,869	2004
	7.880333	10.222862	29.73%	87,698	2003
	10.666092	7.880333	-26.12%	85,796	2002
	12.302565	10.666092	-13.30%	111,661	2001
	13.945030	12.302565	-11.78%	144,465	2000
	11.923848	13.945030	16.95%	26,405	1999

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.597338	-44.03%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	18.570724	9.985816	-46.23%	166,733	2008
	16.484240	18.570724	12.66%	191,447	2007
	15.471084	16.484240	6.55%	266,666	2006
	14.913859	15.471084	3.74%	380,549	2005
	14.130159	14.913859	5.55%	479,304	2004
	10.933010	14.130159	29.24%	548,753	2003
	15.145026	10.933010	-27.18%	580,758	2002
	17.553551	15.145026	-13.72%	734,945	2001
	17.824624	17.553551	-1.52%	638,596	2000
	12.748581	17.824624	39.82%	314,119	1999

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	23.030564	13.594259	-40.97%	123,352	2008
	21.944788	23.030564	4.95%	174,998	2007
	18.891396	21.944788	16.16%	235,227	2006
	16.739434	18.891396	12.86%	221,850	2005
	14.228585	16.739434	17.65%	181,254	2004
	10.000000	14.228585	42.29%	95,301	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.495447	8.557055	-40.97%	114,749	2008
	13.814456	14.495447	4.93%	157,773	2007
	11.891977	13.814456	16.17%	229,407	2006
	10.540076	11.891977	12.83%	269,066	2005
	8.961533	10.540076	17.61%	383,452	2004
	6.348332	8.961533	41.16%	478,637	2003
	8.260515	6.348332	-23.15%	624,838	2002
	9.515462	8.260515	-13.19%	484,253	2001
	10.000000	9.515462	-4.85%	359,664	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.576862	1.995202	-79.17%	0	2008
	10.000000	9.576862	-4.23%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.368322	2.182512	-78.95%	11,340	2008
	10.516325	10.368322	-1.41%	11,340	2007
	10.000000	10.516325	5.16%	3,704	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.439159	9.376011	-39.27%	224,615	2008
	14.980884	15.439159	3.06%	305,837	2007
	13.195056	14.980884	13.53%	383,895	2006
	12.614486	13.195056	4.60%	514,773	2005
	11.676116	12.614486	8.04%	610,441	2004
	9.335444	11.676116	25.07%	670,458	2003
	11.648072	9.335444	-19.58%	701,674	2002
	13.137180	11.648072	-11.34%	850,078	2001
	14.589572	13.137180	-9.96%	1.039,930	2000
	12.145122	14.589572	20.13%	185,210	1999

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.757357	5.987212	-38.64%	32,897	2008
	10.007657	9.757357	-2.50%	34,485	2007
	10.000000	10.007657	0.08%	9,738	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	17.232342	8.662587	-49.73%	114,486	2008
	16.420733	17.232342	4.94%	125,185	2007
	16.158843	16.420733	1.62%	160,791	2006
	14.574407	16.158843	10.87%	233,662	2005
	12.328183	14.574407	18.22%	263,116	2004
	9.945321	12.328183	23.96%	313,764	2003
	13.954638	9.945321	-28.73%	342,895	2002
	20.572328	13.954638	-32.17%	472,128	2001
	23.481073	20.572328	-12.39%	670,782	2000
	12.956986	23.481073	81.22%	106,758	1999

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.713488	6.630118	-43.40%	2,926	2008
	10.550888	11.713488	11.02%	2,264	2007
	10.000000	10.550888	5.51%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.183260	7.034780	-37.10%	61,036	2008
	10.998145	11.183260	1.68%	67,606	2007
	10.000000	10.998145	9.98%	14,785	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.647178	10.645962	-0.01%	20,195	2008
	10.252226	10.647178	3.85%	6,937	2007
	10.000000	10.252226	2.52%	1,376	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.834137	9.602059	-11.37%	15,394	2008
	10.409923	10.834137	4.08%	5,999	2007
	10.000000	10.409923	4.10%	2,824	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	32.737222	27.472344	-16.08%	3,125	2008
	31.136832	32.737222	5.14%	6,313	2007
	28.469072	31.136832	9.37%	9,025	2006
	25.695091	28.469072	10.80%	10,546	2005
	23.653460	25.695091	8.63%	13,630	2004
	18.742335	23.653460	26.20%	28,927	2003
	17.385852	18.742335	7.80%	24,613	2002
	16.000072	17.385852	8.66%	8,827	2001
	14.552579	16.000072	9.95%	19,928	2000
	11.396332	14.552579	27.70%	10,194	1999

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.390005	5.458947	-47.46%	20,691	2008
	8.582321	10.390005	21.06%	25,796	2007
	7.957070	8.582321	7.86%	25,191	2006
	6.856906	7.957070	16.04%	30,306	2005
	5.713308	6.856906	20.02%	33,838	2004
	4.083152	5.713308	39.92%	141,219	2003
	6.009420	4.083152	-32.05%	19,280	2002
	8.614274	6.009420	-30.24%	18,026	2001
	10.000000	8.614274	-13.86%	27,750	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	32.347488	19.827436	-38.70%	50,111	2008
	39.523000	32.347488	-18.16%	64,335	2007
	29.006179	39.523000	36.26%	126,205	2006
	25.106035	29.006179	15.53%	140,519	2005
	18.649157	25.106035	34.62%	167,656	2004
	13.740303	18.649157	35.73%	153,056	2003
	14.031746	13.740303	-2.08%	158,597	2002
	12.943746	14.031746	8.41%	184,057	2001
	12.453337	12.943746	3.94%	205,907	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.710332	10.684030	-65.21%	52,912	2008
	22.619525	30.710332	35.77%	60,558	2007
	16.423563	22.619525	37.73%	37,348	2006
	12.618420	16.423563	30.16%	37,982	2005
	10.000000	12.618420	26.18%	38,974	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	58.713950	20.409502	-65.24%	9,876	2008
	43.230067	58.713950	35.82%	12,290	2007
	31.398017	43.230067	37.68%	15,006	2006
	24.099223	31.398017	30.29%	16,884	2005
	19.394982	24.099223	24.25%	25,174	2004
	12.744182	19.394982	52.19%	42,705	2003
	13.298062	12.744182	-4.17%	52,572	2002
	13.722894	13.298062	-3.10%	77,793	2001
	23.915562	13.722894	-42.62%	94,763	2000
	12.097773	23.915562	97.69%	34,059	1999

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	32.916636	17.511810	-46.80%	73,125	2008
	22.949739	32.916636	43.43%	84,956	2007
	18.670053	22.949739	22.92%	51,648	2006
	12.475588	18.670053	49.65%	58,073	2005
	10.000000	12.475588	24.76%	7,667	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	54.446893	28.951032	-46.83%	3,713	2008
	37.953355	54.446893	43.46%	4,991	2007
	30.886919	37.953355	22.88%	5,696	2006
	20.631596	30.886919	49.71%	6,336	2005
	16.826365	20.631596	22.61%	10,570	2004
	11.774488	16.826365	42.91%	13,270	2003
	12.277582	11.774488	-4.10%	20,482	2002
	13.891206	12.277582	-11.62%	18,732	2001
	12.632809	13.891206	9.96%	14,924	2000
	10.577601	12.632809	19.43%	36,919	1999

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	13.164641	7.783210	-40.88%	124,444	2008
	12.509201	13.164641	5.24%	158,486	2007
	11.293557	12.509201	10.76%	223,257	2006
	10.605635	11.293557	6.49%	248,798	2005
	9.089190	10.605635	16.68%	307,075	2004
	6.721420	9.089190	35.23%	371,274	2003
	9.305769	6.721420	-27.77%	451,317	2002
	9.769466	9.305769	-4.75%	602,241	2001
	10.000000	9.769466	-2.31%	284,224	2000*

Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percentage Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.636185	5.046405	-52.55%	935	2008
	10.637467	10.636185	-0.01%	0	2007
	10.000000	10.637467	6.37%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.884889	6.160629	-43.40%	0	2008
	9.875930	10.884889	10.22%	0	2007
	10.000000	9.875930	-1.24%	1,246	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.989779	5.731866	-47.84%	1,912	2008
	10.077945	10.989779	9.05%	5,817	2007
	10.000000	10.077945	0.78%	5,807	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.000000	6.198064	-38.02%	4,534	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.581808	11.243940	-2.92%	136,499	2008
	10.723102	11.581808	8.01%	94,816	2007
	10.699603	10.723102	0.22%	100,307	2006
	10.678747	10.699603	0.20%	129,989	2005
	10.230418	10.678747	4.38%	96,997	2004
	10.000000	10.230418	2.30%	40,443	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.437641	9.961739	-35.47%	39,566	2008
	15.660629	15.437641	-1.42%	50,277	2007
	13.557656	15.660629	15.51%	73,927	2006
	13.134404	13.557656	3.22%	103,337	2005
	11.783152	13.134404	11.47%	120,661	2004
	9.233843	11.783152	27.61%	144,873	2003
	11.609139	9.233843	-20.46%	172,433	2002
	12.841696	11.609139	-9.60%	179,658	2001
	14.562313	12.841696	-11.82%	139,363	2000
	12.507622	14.562313	16.43%	63,040	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	19.632988	10.686293	-45.57%	17,592	2008
	16.858919	19.632988	16.45%	43,461	2007
	13.668353	16.858919	23.34%	45,423	2006
	12.233397	13.668353	11.73%	52,814	2005
	10.790402	12.233397	13.37%	57,421	2004
	8.784787	10.790402	22.83%	67,692	2003
	11.183425	8.784787	-21.45%	91,877	2002
	16.007673	11.183425	-30.14%	173,734	2001
	19.508116	16.007673	-17.94%	113,330	2000
	12.054452	19.508116	61.83%	15,729	1999

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.972343	9.782395	-45.57%	44,882	2008
	15.432906	17.972343	16.45%	39,145	2007
	12.512208	15.432906	23.34%	51,622	2006
	11.213855	12.512208	11.58%	57,467	2005
	9.877676	11.213855	13.53%	70,018	2004
	8.041711	9.877676	22.83%	64,060	2003
	10.000000	8.041711	-19.58%	52,313	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.652040	7.949586	-25.37%	3,461	2008
	11.053441	10.652040	-3.63%	10,629	2007
	10.000000	11.053441	10.53%	5,373	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.302818	7.102138	-42.27%	8,587	2008
	10.306094	12.302818	19.37%	15,766	2007
	10.800580	10.306094	-4.58%	11,752	2006
	10.715894	10.800580	0.79%	25,230	2005
	9.814730	10.715894	9.18%	12,825	2004
	7.965608	9.814730	23.21%	10,692	2003
	10.000000	7.965608	-20.34%	7,396	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	20.078494	14.503440	-27.77%	163,143	2008
	21.457342	20.078494	-6.43%	223,058	2007
	18.330797	21.457342	17.06%	279,823	2006
	17.690426	18.330797	3.62%	331,096	2005
	15.684387	17.690426	12.79%	375,457	2004
	12.328634	15.684387	27.22%	424,573	2003
	14.302552	12.328634	-13.80%	425,922	2002
	12.851555	14.302552	11.29%	324,935	2001
	11.026014	12.851555	16.56%	37,538	2000
	11.272705	11.026014	-2.19%	6,991	1999

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.153977	6.666624	-49.32%	19,904	2008
	9.540417	13.153977	37.88%	45,009	2007
	10.000000	9.540417	-4.60%	0	2006*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	15.554740	8.170435	-47.47%	0	2008
	16.418414	15.554740	-5.26%	0	2007
	14.701252	16.418414	11.68%	0	2006
	12.830448	14.701252	14.58%	0	2005
	11.023006	12.830448	16.40%	0	2004
	7.567283	11.023006	45.67%	1,796	2003
	11.650462	7.567283	-35.05%	1,796	2002
	16.550469	11.650462	-29.61%	2,115	2001
	20.695562	16.550469	-20.03%	2,167	2000
	12.830950	20.695562	61.29%	3,334	1999

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	17.940217	10.435464	-41.83%	0	2008
	15.598312	17.940217	15.01%	0	2007
	13.325488	15.598312	17.06%	0	2006
	11.501532	13.325488	15.86%	1,269	2005
	10.160926	11.501532	13.19%	1,269	2004
	7.738943	10.160926	31.30%	1,555	2003
	9.794534	7.738943	-20.99%	1,555	2002
	12.775184	9.794534	-23.33%	3,467	2001
	17.474463	12.775184	-26.89%	3,467	2000
	11.544672	17.474463	51.36%	3,708	1999

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	17.301027	10.891150	-37.05%	624	2008
	17.231294	17.301027	0.40%	624	2007
	14.634589	17.231294	17.74%	624	2006
	13.717212	14.634589	6.69%	722	2005
	12.488291	13.717212	9.84%	722	2004
	10.113964	12.488291	23.48%	722	2003
	13.331498	10.113964	-24.13%	722	2002
	13.388420	13.331498	-0.43%	4,606	2001
	12.460330	13.388420	7.45%	10,718	2000
	11.888597	12.460330	4.81%	666	1999

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.544896	9.912640	-31.85%	65,234	2008
	14.842255	14.544896	-2.00%	71,271	2007
	13.149784	14.842255	12.87%	93,739	2006
	12.430106	13.149784	5.79%	102,501	2005
	10.337754	12.430106	20.24%	107,260	2004
	7.605654	10.337754	35.92%	85,297	2003
	10.000000	7.605654	-23.94%	16,842	2002*

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	11.747891	7.599551	-35.31%	36,018	2008
	11.049299	11.747891	6.32%	39,158	2007
	10.256425	11.049299	7.73%	43,183	2006
	10.033608	10.256425	2.22%	56,509	2005
	9.576172	10.033608	4.78%	67,237	2004
	7.703845	9.576172	24.30%	67,753	2003
	10.990787	7.703845	-29.91%	74,796	2002
	14.391057	10.990787	-23.63%	85,895	2001
	16.395915	14.391057	-12.23%	63,387	2000
	12.776857	16.395915	28.33%	41,385	1999

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.861839	9.215577	-37.99%	352,448	2008
	14.314078	14.861839	3.83%	395,961	2007
	12.562472	14.314078	13.94%	504,178	2006
	12.163248	12.562472	3.28%	624,487	2005
	11.143887	12.163248	9.15%	759,168	2004
	8.800186	11.143887	26.63%	890,833	2003
	11.490304	8.800186	-23.41%	775,007	2002
	13.264252	11.490304	-13.37%	760,953	2001
	14.820270	13.264252	-10.50%	561,672	2000
	12.456413	14.820270	18.98%	194,030	1999

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	15.192008	10.557930	-30.50%	46,347	2008
	14.375687	15.192008	5.68%	73,896	2007
	12.510464	14.375687	14.91%	83,315	2006
	12.149293	12.510464	2.97%	113,594	2005
	11.723937	12.149293	3.63%	133,448	2004
	9.807948	11.723937	19.54%	154,610	2003
	11.937596	9.807948	-17.84%	144,333	2002
	13.344202	11.937596	-10.54%	108,258	2001
	13.614453	13.344202	-1.99%	23,669	2000
	12.382184	13.614453	9.95%	10,120	1999

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.011288	9.790853	-2.20%	6,109	2008
	10.302011	10.011288	-2.82%	1,013	2007
	10.000000	10.302011	3.02%	920	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.792665	12.614835	-8.54%	250,742	2008
	13.268123	13.792665	3.95%	279,665	2007
	12.912779	13.268123	2.75%	304,591	2006
	12.921360	12.912779	-0.07%	396,729	2005
	12.640599	12.921360	2.22%	490,070	2004
	12.244728	12.640599	3.23%	610,075	2003
	11.355438	12.244728	7.83%	614,372	2002
	10.657518	11.355438	6.55%	360,729	2001
	9.780523	10.657518	8.97%	39,022	2000
	10.000000	9.780523	-2.19%	5,527	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	23.597432	13.358484	-43.39%	326,514	2008
	20.357800	23.597432	15.91%	404,881	2007
	18.492427	20.357800	10.09%	496,941	2006
	16.041996	18.492427	15.28%	535,395	2005
	14.098807	16.041996	13.78%	475,634	2004
	11.134608	14.098807	26.62%	456,545	2003
	12.461548	11.134608	-10.65%	405,783	2002
	14.415058	12.461548	-13.55%	338,092	2001
	15.663065	14.415058	-7.97%	185,191	2000
	12.789109	15.663065	22.47%	79,811	1999*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.466625	6.057053	-55.02%	51,075	2008
	9.373560	13.466625	43.67%	43,954	2007
	10.000000	9.373560	-6.26%	33,998	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.686387	9.996397	-43.48%	353,036	2008
	17.679134	17.686387	0.04%	455,254	2007
	14.923707	17.679134	18.46%	559,447	2006
	14.303761	14.923707	4.33%	636,495	2005
	13.017728	14.303761	9.88%	787,407	2004
	10.133398	10.017728	28.46%	826,957	2003
	12.375831	10.133398	-18.12%	689,288	2002
	13.218906	12.375831	-6.38%	475,497	2001
	12.371310	13.218906	6.85%	124,481	2000
	11.802357	12.371310	4.82%	69,781	1999

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.262606	8.324343	-26.09%	0	2008
	10.508981	11.262606	7.17%	2,553	2007
	10.000000	10.508981	5.09%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.442011	7.595069	-33.62%	4,572	2008
	10.528964	11.442011	8.67%	24,349	2007
	10.000000	10.528964	5.29%	6,095	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.572273	7.069088	-38.91%	10,564	2008
	10.549111	11.572273	9.70%	10,564	2007
	10.000000	10.549111	5.49%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	12.286083	5.446575	-55.67%	13,296	2008
	10.122583	12.286083	21.37%	13,954	2007
	9.744182	10.122583	3.88%	20,314	2006
	9.073103	9.744182	7.40%	36,679	2005
	8.590785	9.073103	5.61%	34,656	2004
	6.716136	8.590785	27.91%	40,575	2003
	8.719070	6.716136	-22.97%	57,636	2002
	10.330777	8.719070	-15.60%	57,222	2001
	12.643267	10.330777	-18.29%	60,793	2000
	12.301762	12.643267	2.78%	36,144	1999

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	15.710359	8.177572	-47.95%	226,644	2008
	12.553328	15.710359	25.15%	310,289	2007
	11.922071	12.553328	5.29%	342,097	2006
	11.435966	11.922071	4.25%	497,043	2005
	11.226098	11.435966	1.87%	634,975	2004
	8.570136	11.226098	30.99%	675,435	2003
	12.446254	8.570136	-31.14%	652,179	2002
	15.336364	12.446254	-18.84%	582,814	2001
	17.479679	15.336364	-12.26%	268,685	2000
	12.906358	17.479679	35.43%	111,944	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.563598	8.548305	-26.08%	64,249	2008
	11.419344	11.563598	1.26%	84,224	2007
	10.411407	11.419344	9.68%	284,732	2006
	10.293759	10.411407	1.14%	291,396	2005
	9.532130	10.293759	7.99%	381,990	2004
	7.610038	9.532130	25.26%	599,392	2003
	7.444808	7.610038	2.22%	267,587	2002
	8.566348	7.444808	-13.09%	184,249	2001
	11.220168	8.566348	-23.65%	95,786	2000
	10.523939	11.220168	6.62%	46,652	1999

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.796088	7.249915	-25.99%	75,869	2008
	10.000000	9.796088	-2.04%	79,729	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.099433	10.583295	-4.65%	63,270	2008
	10.797409	11.099433	2.80%	55,587	2007
	10.493546	10.797409	2.90%	71,553	2006
	10.419995	10.493546	0.71%	50,855	2005
	10.125285	10.419995	2.91%	40,006	2004
	10.000000	10.125285	1.25%	6,754	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.224769	6.698216	-40.33%	59,035	2008
	9.853242	11.224769	13.92%	63,486	2007
	10.000000	9.853242	-1.47%	40,781	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	20.807759	11.522435	-44.62%	21,530	2008
	17.997284	20.807759	15.62%	21,820	2007
	15.467025	17.997284	16.36%	26,819	2006
	13.177961	15.467025	17.37%	36,037	2005
	11.770648	13.177961	11.96%	53,858	2004
	8.331809	11.770648	41.27%	59,013	2003
	10.602942	8.331809	-21.42%	65,893	2002
	13.653448	10.602942	-22.34%	82,407	2001
	17.117558	13.653448	-20.24%	52,443	2000
	12.179658	17.117558	40.54%	32,042	1999

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	19.300799	10.685482	-44.64%	43,023	2008
	16.691229	19.300799	15.63%	55,702	2007
	14.344227	16.691229	16.36%	69,811	2006
	12.226160	14.344227	17.32%	91,954	2005
	10.919656	12.226160	11.96%	106,179	2004
	7.726868	10.919656	41.32%	82,362	2003
	10.000000	7.726868	-22.73%	21,422	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.736301	7.579168	-51.84%	15,987	2008
	15.106887	15.736301	4.17%	25,934	2007
	13.178479	15.106887	14.63%	21,558	2006
	13.025568	13.178479	1.17%	27,404	2005
	11.583541	13.025568	12.45%	93,539	2004
	7.441418	11.583541	55.66%	73,374	2003
	10.000000	7.441418	-25.59%	12,425	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.376790	7.894728	-30.61%	124,305	2008
	11.115728	11.376790	2.35%	150,973	2007
	10.000000	11.115728	11.16%	77,100	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.777596	6.460770	-33.92%	42,995	2008
	10.153798	9.777596	-3.71%	10,388	2007
	10.000000	10.153798	1.54%	33,355	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.595954	-34.04%	1,200	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.540865	6.321955	-53.31%	30,265	2008
	10.666212	13.540865	26.95%	14,139	2007
	10.000000	10.666212	6.66%	1,478	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.360786	7.268362	-41.20%	5,873	2008
	10.854263	12.360786	13.88%	11,153	2007
	10.000000	10.854263	8.54%	7,285	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	11.441428	11.987524	4.77%	82,994	2008
	10.446327	11.441428	9.53%	86,080	2007
	10.000000	10.446327	4.46%	5,586	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio: Class 1 Shares - Q/NQ	14.285188	9.412391	-34.11%	14,287	2008
	14.134939	14.285188	1.06%	21,299	2007
	12.262752	14.134939	15.27%	37,438	2006
	11.381571	12.262752	7.74%	70,766	2005
	10.000000	11.381571	13.82%	23,901	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.567341	6.354726	-45.06%	171,044	2008
	8.582315	11.567341	34.78%	176,269	2007
	7.972641	8.582315	7.65%	181,586	2006
	7.179879	7.972641	11.04%	217,200	2005
	6.169559	7.179879	16.38%	277,059	2004
	5.201491	6.169559	18.61%	305,247	2003
	6.271720	5.201491	-17.06%	394,129	2002
	8.133724	6.271720	-22.89%	536,957	2001
	10.000000	8.133724	-18.66%	386,275	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.380107	7.958706	-44.65%	3,003	2008
	11.973242	14.380107	20.10%	5,341	2007
	11.243886	11.973242	6.49%	17,982	2006
	10.237685	11.243886	9.83%	18,549	2005
	10.291804	10.237685	-0.53%	25,290	2004
	7.090507	10.291804	45.15%	21,115	2003
	10.000000	7.090507	-29.09%	10,510	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.718130	2.607720	-44.73%	23,321	2008
	3.930244	4.718130	20.05%	24,917	2007
	3.694652	3.930244	6.38%	35,834	2006
	3.357287	3.694652	10.05%	39,307	2005
	3.384068	3.357287	-0.79%	61,747	2004
	2.341922	3.384068	44.50%	102,122	2003
	4.019173	2.341922	-41.73%	135,410	2002
	6.500322	4.019173	-38.17%	253,139	2001
	10.000000	6.500322	-35.00%	255,653	2000*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.684379	11.122823	-37.10%	749	2008
	16.891831	17.684379	4.69%	2,141	2007
	15.457703	16.891831	9.28%	4,859	2006
	14.127044	15.457703	9.42%	7,010	2005
	12.191193	14.127044	15.88%	1,170	2004
	10.000000	12.191193	21.91%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	28.640508	13.502080	-52.86%	70,930	2008
	22.670200	28.640508	26.34%	93,409	2007
	15.664654	22.670200	44.72%	93,954	2006
	12.027429	15.664654	30.24%	67,449	2005
	10.270328	12.027429	17.11%	48,823	2004
	7.737652	10.270328	32.73%	41,503	2003
	10.000000	7.737652	-22.62%	40,078	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.699513	7.869575	-52.88%	21,874	2008
	13.224007	16.699513	26.28%	24,508	2007
	9.141690	13.224007	44.66%	44,120	2006
	7.023167	9.141690	30.16%	55,419	2005
	5.998356	7.023167	17.08%	77,998	2004
	4.519598	5.998356	32.72%	94,582	2003
	6.171086	4.519598	-26.76%	149,445	2002
	8.170438	6.171086	-24.47%	250,205	2001
	10.000000	8.170438	-18.30%	239,584	2000*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.739304	7.788820	-33.65%	27,704	2008
	11.060891	11.739304	6.13%	11,170	2007
	10.000000	11.060891	10.61%	6,025	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	19.324265	11.962803	-38.09%	57,204	2008
	18.242427	19.324265	5.93%	63,817	2007
	16.309630	18.242427	11.85%	71,378	2006
	15.252306	16.309630	6.93%	91,984	2005
	13.349774	15.252306	14.25%	94,803	2004
	10.270302	13.349774	29.98%	107,828	2003
	14.154744	10.270302	-27.44%	122,444	2002
	14.569299	14.154744	-2.85%	87,188	2001
	14.602403	14.569299	-0.23%	18,409	2000
	12.878920	14.602403	13.38%	13,631	1999

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.542647	5.570549	-47.16%	11,013	2008
	10.354992	10.542647	1.81%	11,385	2007
	10.000000	10.354992	3.55%	3,501	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	22.475441	12.555779	-44.14%	47,466	2008
	18.595401	22.475441	20.87%	63,258	2007
	16.434293	18.595401	13.15%	80,558	2006
	14.645926	16.434293	12.21%	99,049	2005
	12.764663	14.645926	14.74%	107,571	2004
	10.103131	12.764663	26.34%	123,689	2003
	14.494171	10.103131	-30.30%	135,833	2002
	19.499868	14.494171	-25.67%	135,145	2001
	21.358908	19.499868	-8.70%	39,985	2000
	14.069118	21.358908	51.81%	11,186	1999

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	19.458563	9.138177	-53.04%	50,007	2008
	18.041966	19.458563	7.85%	59,187	2007
	16.293679	18.041966	10.73%	90,062	2006
	13.991128	16.293679	16.46%	112,681	2005
	11.920565	13.991128	17.37%	79,414	2004
	8.944911	11.920565	33.27%	86,186	2003
	11.953368	8.944911	-25.17%	101,885	2002
	12.470576	11.953368	-4.15%	90,790	2001
	12.552194	12.470576	-0.65%	33,901	2000
	11.850559	12.552194	5.92%	32,764	1999

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.345000	5.516087	-46.68%	596	2008
	10.176616	10.345000	1.65%	6,454	2007
	10.000000	10.176616	1.77%	2,229	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.580072	9.035620	-14.60%	68,690	2008
	10.237167	10.580072	3.35%	83,993	2007
	9.958429	10.237167	2.80%	85,808	2006
	9.950715	9.958429	0.08%	82,401	2005
	10.008909	9.950715	-0.58%	71,878	2004
	10.000000	10.008909	0.09%	35,328	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.647223	5.760162	-40.29%	0	2008
	9.729886	9.647223	-0.85%	0	2007
	10.000000	9.729886	-2.70%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.161115	8.459602	-40.26%	961	2008
	13.340303	14.161115	6.15%	961	2007
	11.892729	13.340303	12.17%	1,922	2006
	11.281422	11.892729	5.42%	0	2005
	10.000000	11.281422	12.81%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.954073	7.588470	-30.72%	21,048	2008
	10.462278	10.954073	4.70%	59,986	2007
	10.000000	10.462278	4.62%	35,795	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.609831	9.433308	-11.09%	103,105	2008
	10.444352	10.609831	1.58%	149,941	2007
	10.000000	10.444352	4.44%	59,567	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.121527	7.337562	-39.47%	43,886	2008
	10.744833	12.121527	12.81%	54,874	2007
	10.000000	10.744833	7.45%	51,537	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.337557	6.239296	-44.97%	104,406	2008
	10.271422	11.337557	10.38%	100,892	2007
	10.000000	10.271422	2.71%	54,708	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.802828	5.989361	-38.90%	68,927	2008
	10.000000	9.802828	-1.97%	18,119	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.636808	10.397663	-28.96%	52,984	2008
	14.387216	14.636808	1.73%	77,256	2007
	13.185444	14.387216	9.11%	113,437	2006
	13.054643	13.185444	1.00%	147,724	2005
	12.019681	13.054643	8.61%	374,806	2004
	9.964745	12.019681	20.62%	412,975	2003
	9.785504	9.964745	1.83%	192,477	2002
	9.518824	9.785504	2.80%	219,036	2001
	10.519004	9.518824	-9.51%	38,407	2000
	10.333294	10.519004	1.80%	16,103	1999

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.599384	8.227523	-29.07%	43,683	2008
	11.397886	11.599384	1.77%	33,953	2007
	10.446260	11.397886	9.11%	64,453	2006
	10.000000	10.446260	4.46%	35,074	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	33.429532	13.928802	-58.33%	343	2008
	23.278840	33.429532	43.60%	2,349	2007
	17.259135	23.278840	34.88%	2,563	2006
	13.189746	17.259135	30.85%	2,608	2005
	11.073210	13.189746	19.11%	2,608	2004
	6.791842	11.073210	63.04%	4,232	2003
	8.121795	6.791842	-16.38%	9,887	2002
	8.683765	8.121795	-6.47%	41,669	2001
	10.000000	8.683765	-13.16%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	36.903183	15.351464	-58.40%	45,226	2008
	25.703155	36.903183	43.57%	58,675	2007
	19.066801	25.703155	34.81%	62,483	2006
	14.569246	19.066801	30.87%	85,815	2005
	12.229998	14.569246	19.13%	88,212	2004
	7.503370	12.229998	62.99%	86,102	2003
	10.000000	7.503370	-24.97%	54,322	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	21.078369	13.952342	-33.81%	10,699	2008
	17.748949	21.078369	18.76%	13,681	2007
	13.075619	17.748949	35.74%	17,271	2006
	12.447637	13.075619	5.04%	23,847	2005
	9.710005	12.447637	28.19%	33,486	2004
	7.926832	9.710005	22.50%	3,373	2003
	10.000000	7.926832	-20.73%	755	2002*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.705460	13.150894	-46.77%	35,669	2008
	19.697626	24.705460	25.42%	49,607	2007
	15.017832	19.697626	31.16%	52,355	2006
	11.694054	15.017832	28.42%	46,833	2005
	10.366220	11.694054	12.81%	15,806	2004
	7.764530	10.366220	33.51%	9,511	2003
	10.000000	7.764530	-22.35%	4,642	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	19.985594	10.973198	-45.09%	2,228	2008
	16.897939	19.985594	18.27%	2,228	2007
	13.606861	16.897939	24.19%	3,327	2006
	11.557498	13.606861	17.73%	8,263	2005
	10.128863	11.557498	14.10%	12,719	2004
	7.546232	10.128863	34.22%	13,166	2003
	10.252768	7.546232	-26.40%	25,037	2002
	12.802092	10.252768	-19.91%	25,317	2001
	14.799960	12.802092	-13.50%	20,669	2000
	12.204564	14.799960	21.27%	14,216	1999

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.754702	14.693709	-45.08%	5,766	2008
	22.613305	26.754702	18.31%	10,757	2007
	18.219188	22.613305	24.12%	6,927	2006
	15.475126	18.219188	17.73%	9,990	2005
	13.562236	15.475126	14.10%	5,612	2004
	10.000000	13.562236	35.62%	2,090	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.135407	-48.65%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.122477	-38.78%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.355008	-36.45%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.916818	-20.83%	12,756	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.194892	-28.05%	52,975	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.066730	-9.33%	780	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.552592	-24.47%	37,110	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.831944	-31.68%	13,497	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.296674	-17.03%	59,289	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.855478	-1.45%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.839470	-1.61%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.653208	9.897135	-46.94%	2,424	2008
	19.124404	18.653208	-2.46%	2,070	2007
	16.109285	19.124404	18.72%	4,551	2006
	14.688267	16.109285	9.67%	9,350	2005
	12.292215	14.688267	19.49%	6,163	2004
	8.808359	12.292215	39.55%	3,880	2003
	10.000000	8.808359	-11.92%	239	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.728590	14.588744	6.27%	333,571	2008
	12.987757	13.728590	5.70%	325,572	2007
	12.739345	12.987757	1.95%	319,813	2006
	12.505084	12.739345	1.87%	358,307	2005
	12.275758	12.505084	1.87%	455,979	2004
	12.199721	12.275758	0.62%	651,797	2003
	11.142753	12.199721	9.49%	988,131	2002
	10.531983	11.142753	5.80%	487,205	2001
	9.485894	10.531983	11.03%	110,765	2000
	9.846859	9.485894	-3.67%	110,557	1999

NVIT NVIT Growth Fund: Class I - Q/NQ	8.376797	5.065003	-39.54%	18,045	2008
	7.103661	8.376797	17.92%	25,332	2007
	6.782293	7.103661	4.74%	25,252	2006
	6.455208	6.782293	5.07%	36,600	2005
	6.050040	6.455208	6.70%	31,089	2004
	4.620133	6.050040	30.95%	43,110	2003
	6.570618	4.620133	-29.68%	43,089	2002
	9.269045	6.570618	-29.11%	73,201	2001
	12.788549	9.269045	-27.52%	70,735	2000
	12.431774	12.788549	2.87%	50,973	1999

NVIT NVIT Health Sciences Fund: Class III- Q/NQ	14.654536	10.808765	-26.24%	14,307	2008
	13.120637	14.654536	11.69%	16,305	2007
	12.949779	13.120637	1.32%	37,615	2006
	12.106650	12.949779	6.96%	18,603	2005
	11.379720	12.106650	6.39%	15,100	2004
	8.433972	11.379720	34.93%	11,137	2003
	10.000000	8.433972	-15.66%	2,515	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.723228	6.581420	-43.86%	0	2008
	10.864484	11.723228	7.90%	46	2007
	10.000000	10.864484	8.64%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.446943	9.623865	-37.70%	40,600	2008
	14.778924	15.446943	4.52%	40,112	2007
	12.818377	14.778924	15.29%	38,304	2006
	12.038453	12.818377	6.48%	69,012	2005
	10.702064	12.038453	12.49%	59,594	2004
	8.226725	10.702064	30.09%	48,181	2003
	10.000000	8.226725	-17.73%	8,104	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.101477	11.219083	-7.29%	192,874	2008
	11.641531	12.101477	3.95%	242,975	2007
	11.115251	11.641531	4.73%	146,501	2006
	10.906285	11.115251	1.92%	162,160	2005
	10.564049	10.906285	3.24%	114,460	2004
	9.923961	10.564049	6.45%	114,826	2003
	10.000000	9.923961	-0.76%	147,559	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.743287	10.412824	-24.23%	242,503	2008
	13.186120	13.743287	4.23%	259,899	2007
	12.003325	13.186120	9.85%	301,072	2006
	11.549873	12.003325	3.93%	335,589	2005
	10.688646	11.549873	8.06%	291,046	2004
	9.025163	10.688646	18.43%	282,540	2003
	10.000000	9.025163	-9.75%	309,777	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.811897	10.024929	-32.32%	107,417	2008
	14.145692	14.811897	4.71%	142,280	2007
	12.518467	14.145692	13.00%	139,587	2006
	11.851157	12.518467	5.63%	166,174	2005
	10.717277	11.851157	10.58%	255,241	2004
	8.578257	10.717277	24.94%	158,305	2003
	10.000000	8.578257	-14.22%	181,244	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.997689	10.893172	-16.19%	139,667	2008
	12.447195	12.997689	4.42%	62,381	2007
	11.636906	12.447195	6.96%	86,526	2006
	11.289284	11.636906	3.08%	87,462	2005
	10.679239	11.289284	5.71%	108,689	2004
	9.521061	10.679239	12.16%	110,936	2003
	10.000000	9.521061	-4.79%	93,272	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	26.054702	16.330450	-37.32%	95,850	2008
	24.556798	26.054702	6.10%	116,522	2007
	22.651820	24.556798	8.41%	155,959	2006
	20.482702	22.651820	10.59%	186,766	2005
	17.940543	20.482702	14.17%	210,862	2004
	13.505833	17.940543	32.84%	186,315	2003
	16.164624	13.505833	-16.45%	148,168	2002
	16.603938	16.164624	-2.65%	94,355	2001
	14.608445	16.603938	13.66%	35,419	2000
	12.246138	14.608445	19.29%	2,985	1999

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.872477	11.952729	0.68%	861,803	2008
	11.485385	11.872477	3.37%	621,501	2007
	11.137564	11.485385	3.12%	589,758	2006
	10.996174	11.137564	1.29%	584,525	2005
	11.056941	10.996174	-0.55%	536,817	2004
	11.138565	10.056941	-0.73%	649,503	2003
	11.155845	11.138565	-0.15%	1,639,655	2002
	10.916008	11.155845	2.20%	2,044,393	2001
	10.435669	10.916008	4.60%	281,448	2000
	10.089342	10.435669	3.43%	255,650	1999

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.536664	11.860742	-18.41%	72,511	2008
	14.085245	14.536664	3.20%	179,463	2007
	13.618583	14.085245	3.43%	133,129	2006
	13.509902	13.618583	0.80%	171,123	2005
	12.854836	13.509902	5.10%	182,873	2004
	11.622486	12.854836	10.60%	173,191	2003
	10.989466	11.622486	5.76%	167,293	2002
	10.692772	10.989466	2.77%	105,035	2001
	10.258279	10.692772	4.24%	59,611	2000
	10.239367	10.258279	0.18%	15,348	1999

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.084812	-39.15%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	22.230070	11.768783	-47.06%	23,789	2008
	21.894163	22.230070	1.53%	43,642	2007
	18.080291	21.894163	21.09%	66,439	2006
	16.355551	18.080291	10.55%	67,852	2005
	13.786097	16.355551	18.64%	37,983	2004
	10.000000	13.786097	37.86%	4,837	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.306937	-36.93%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.291166	-37.09%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.213418	-37.87%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.696728	-33.03%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	16.941859	8.954701	-47.14%	36,044	2008
	15.649135	16.941859	8.26%	39,114	2007
	15.369821	15.649135	1.82%	51,836	2006
	14.413376	15.369821	6.64%	64,283	2005
	12.882319	14.413376	11.88%	91,093	2004
	9.725788	12.882319	32.46%	101,485	2003
	14.778663	9.725788	-34.19%	100,810	2002
	16.803658	14.778663	-12.05%	74,348	2001
	20.318124	16.803658	-17.30%	29,661	2000
	10.000000	20.318124	103.18%	436	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	31.535594	21.106873	-33.07%	78,820	2008
	34.336874	31.535594	-8.16%	105,464	2007
	29.673774	34.336874	15.71%	135,023	2006
	29.181930	29.673774	1.69%	170,069	2005
	25.218705	29.181930	15.72%	219,375	2004
	16.297452	25.218705	54.74%	249,459	2003
	22.681958	16.297452	-28.15%	236,769	2002
	17.925387	22.681958	26.54%	175,877	2001
	16.339365	17.925387	9.71%	31,281	2000
	12.956203	16.339365	26.11%	12,557	1999

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.972742	17.056405	-39.02%	61,214	2008
	27.765664	27.972742	0.75%	76,802	2007
	25.120487	27.765664	10.53%	100,416	2006
	22.670814	25.120487	10.81%	142,314	2005
	19.308104	22.670814	17.42%	177,.450	2004
	13.879545	19.308104	39.11%	175,450	2003
	17.018889	13.879545	-18.45%	159,918	2002
	18.493168	17.018889	-7.97%	120,126	2001
	17.213333	18.493168	7.44%	61,277	2000
	12.115436	17.213333	42.08%	12,562	1999

NVIT NVIT Nationwide Fund: Class I - Q/NQ	14.953776	8.621508	-42.35%	84,209	2008
	14.013068	14.953776	6.71%	96,035	2007
	12.500702	14.013068	12.10%	116,286	2006
	11.793631	12.500702	6.00%	151,712	2005
	10.892809	11.793631	8.27%	168,999	2004
	8.659317	10.892809	25.79%	214,895	2003
	10.621089	8.659317	-18.47%	236,489	2002
	12.210612	10.621089	-13.02%	240,820	2001
	12.644908	12.210612	-3.43%	111,353	2000
	11.985762	12.644908	5.50%	58,897	1999

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	18.166523	8.971164	-50.62%	4,666	2008
	16.508469	18.166523	10.04%	5,984	2007
	14.410316	16.508469	14.56%	12,667	2006
	13.242898	14.410316	8.82%	9,319	2005
	11.302428	13.242898	17.17%	8,256	2004
	9.122198	11.302428	23.90%	8,639	2003
	10.000000	9.122198	-8.78%	7,553	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.853625	-1.46%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.843284	1.949811	-49.27%	0	2008
	3.244266	3.843284	18.46%	0	2007
	2.958151	3.244266	9.67%	0	2006
	3.014096	2.958151	-1.86%	0	2005
	2.929016	3.014096	2.90%	0	2004
	1.912655	2.929016	53.14%	3,562	2003
	3.388600	1.912655	-43.56%	3,562	2002
	5.997839	3.388600	-43.50%	4,184	2001
	10.000000	5.997839	-40.02%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	14.307230	7.256241	-49.28%	2,990	2008
	12.068039	14.307230	18.55%	10,313	2007
	11.012312	12.068039	9.59%	5,214	2006
	11.220122	11.012312	-1.85%	4,225	2005
	10.907006	11.220122	2.87%	7,668	2004
	7.124249	10.907006	53.10%	3,061	2003
	10.000000	7.124249	-28.76%	76	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	16.383095	9.493627	-42.05%	4,971	2008
	13.565472	16.383095	20.77%	10,692	2007
	13.790289	13.565472	-1.63%	11,117	2006
	12.481854	13.790289	10.48%	22,809	2005
	11.252208	12.481854	10.93%	13,600	2004
	7.484456	11.252208	50.34%	33,223	2003
	10.000000	7.484456	-25.16%	4,895	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.311361	8.273910	-37.84%	30,942	2008
	13.800459	13.311361	-3.54%	39,924	2007
	12.069113	13.800459	14.35%	53,337	2006
	11.735400	12.069113	2.84%	59,886	2005
	10.124293	11.735400	15.91%	83,487	2004
	7.808298	10.124293	29.66%	60,584	2003
	10.573946	7.808298	-26.16%	61,930	2002
	12.202501	10.573946	-13.35%	29,682	2001
	13.838584	12.202501	-11.82%	20,756	2000
	11.838823	13.838584	16.89%	4,734	1999

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.595431	-44.05%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	19.193963	10.315688	-46.26%	155,896	2008
	17.046145	19.193963	12.60%	201,574	2007
	16.006534	17.046145	6.49%	245,745	2006
	15.437819	16.006534	3.68%	294,215	2005
	14.633993	15.437819	5.49%	376,485	2004
	11.328575	14.633993	29.18%	414,563	2003
	15.700970	11.328575	-27.85%	433,912	2002
	18.207193	15.700970	-13.77%	413,340	2001
	18.497677	18.207193	-1.57%	122,853	2000
	13.236669	18.497677	39.75%	42,351	1999

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.976209	13.555289	-41.00%	89,403	2008
	21.904136	22.976209	4.89%	115,199	2007
	18.865932	21.904136	16.10%	150,919	2006
	16.725308	18.865932	12.80%	182,487	2005
	14.223775	16.725308	17.59%	199,623	2004
	10.000000	14.223775	42.24%	142,950	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.439213	8.519524	-41.00%	164,656	2008
	13.767875	14.439213	4.88%	200,783	2007
	11.857869	13.767875	16.11%	251,845	2006
	10.515171	11.857869	12.77%	295,031	2005
	8.944883	10.515171	17.56%	351,150	2004
	6.339745	8.944883	41.09%	449,717	2003
	8.253527	6.339745	-23.19%	590,392	2002
	9.512275	8.253527	-13.23%	348,472	2001
	10.000000	9.512275	-4.88%	35,273	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.573619	1.993510	-79.18%	22,864	2008
	10.000000	9.573619	-4.26%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.359570	2.179565	-78.96%	0	2008
	10.512796	10.359570	-1.46%	0	2007
	10.000000	10.512796	5.13%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.606456	9.472790	-39.30%	153,753	2008
	15.150935	15.606456	3.01%	182,930	2007
	13.351587	15.150935	13.48%	207,177	2006
	12.770576	13.351587	4.55%	262,003	2005
	11.826595	12.770576	7.98%	337,857	2004
	9.460540	11.826595	25.01%	374,490	2003
	11.810153	9.460540	-19.89%	314,127	2002
	13.326790	11.810153	-11.38%	300,263	2001
	14.807604	13.326790	-10.00%	150,622	2000
	12.332876	14.807604	20.07%	16,304	1999

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.749103	5.979109	-38.67%	14,393	2008
	10.004288	9.749103	-2.55%	18,030	2007
	10.000000	10.004288	0.04%	9,038	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	17.453795	8.769449	-49.76%	44,330	2008
	16.640228	17.453795	4.89%	43,121	2007
	16.383114	16.640228	1.57%	70,927	2006
	14.784164	16.383114	10.82%	93,508	2005
	12.511950	14.784164	18.16%	119,500	2004
	10.098682	12.511950	23.90%	122,536	2003
	14.177025	10.098682	-28.77%	122,945	2002
	20.910873	14.177025	-32.20%	143,747	2001
	23.879534	20.910873	-12.43%	104,514	2000
	13.183516	23.879534	81.13%	2,681	1999

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.703575	6.621138	-43.43%	1,911	2008
	10.547336	11.703575	10.96%	5,606	2007
	10.000000	10.547336	5.47%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.173803	7.025266	-37.13%	37,318	2008
	10.994446	11.173803	1.63%	25,211	2007
	10.000000	10.994446	9.94%	19,387	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.638134	10.631530	-0.06%	25,324	2008
	10.248738	10.638134	3.80%	3,115	2007
	10.000000	10.248738	2.49%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.824988	9.589082	-11.42%	3,432	2008
	10.406425	10.824988	4.02%	7,789	2007
	10.000000	10.406425	4.06%	5,258	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	32.565389	27.314305	-16.12%	10,285	2008
	30.989172	32.565389	5.09%	10,830	2007
	28.348378	30.989172	9.32%	11,036	2006
	25.599081	28.348378	10.74%	11,196	2005
	23.577028	25.599081	8.58%	14,067	2004
	18.691227	23.577028	26.14%	28,390	2003
	17.347230	18.691227	7.75%	10,273	2002
	15.972670	17.347230	8.61%	2,322	2001
	14.534982	15.972670	9.89%	1,610	2000
	11.388309	14.534982	27.63%	676	1999

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.349659	5.434983	-47.49%	30,318	2008
	8.553348	10.349659	21.00%	42,622	2007
	7.934214	8.553348	7.80%	41,872	2006
	6.840662	7.934214	15.99%	44,619	2005
	5.702665	6.840662	19.96%	52,913	2004
	4.077618	5.702665	39.85%	44,893	2003
	6.004330	4.077618	-32.09%	41,473	2002
	8.611387	6.004330	-30.27%	28,192	2001
	10.000000	8.611387	-13.89%	2,065	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	31.203748	19.116636	-38.74%	53,424	2008
	38.145000	31.203748	-18.20%	60,485	2007
	28.008985	38.145000	36.19%	90,051	2006
	24.255162	28.008985	15.48%	96,099	2005
	18.026245	24.255162	34.55%	129,385	2004
	13.288079	18.026245	35.66%	123,182	2003
	13.576808	13.288079	-2.13%	101,519	2002
	12.530461	13.576808	8.35%	63,377	2001
	12.057366	12.530461	3.92%	19,668	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.653451	10.658815	-65.23%	8,533	2008
	22.589129	30.653451	35.70%	14,061	2007
	16.409772	22.589129	37.66%	16,083	2006
	12.614189	16.409772	30.09%	18,552	2005
	10.000000	12.614189	26.14%	11,787	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	61.000464	21.193516	-65.26%	5,546	2008
	44.936453	61.000464	35.75%	11,756	2007
	32.653846	44.936453	37.61%	16,286	2006
	25.075792	32.653846	30.22%	17,624	2005
	20.191153	25.075792	24.19%	21,299	2004
	13.274041	20.191153	52.11%	29,007	2003
	13.857976	13.274041	-4.21%	30,469	2002
	14.308006	13.857976	-3.15%	20,943	2001
	24.947866	14.308006	-42.65%	11,621	2000
	12.626347	24.947866	97.59%	10,013	1999

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	32.855614	17.470460	-46.83%	25,992	2008
	22.918869	32.855614	43.36%	30,792	2007
	18.654364	22.918869	22.86%	34,431	2006
	12.471404	18.654364	49.58%	45,314	2005
	10.000000	12.471404	24.71%	12,093	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	50.790086	26.992877	-46.85%	2,492	2008
	35.422343	50.790086	43.38%	3,172	2007
	28.841712	35.422343	22.82%	3,787	2006
	19.275174	28.841712	49.63%	5,647	2005
	15.728084	19.275174	22.55%	9,209	2004
	11.011517	15.728084	42.83%	12,314	2003
	11.487829	11.011517	-4.15%	8,584	2002
	13.004291	11.487829	-11.66%	7,036	2001
	11.832203	13.004291	9.91%	6,492	2000
	9.912267	11.832203	19.37%	3,852	1999

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	13.113600	7.749090	-40.91%	113,414	2008
	12.467052	13.113600	5.19%	141,277	2007
	11.261190	12.467052	10.71%	174,229	2006
	10.580589	11.261190	6.43%	225,692	2005
	9.072318	10.580589	16.62%	306,467	2004
	6.712333	9.072318	35.16%	361,225	2003
	9.297902	6.712333	-27.81%	404,030	2002
	9.766196	9.297902	-4.80%	317,100	2001
	10.000000	9.766196	-2.34%	29,157	2000*

saipart2.htm

Optional Benefits Elected (Total 1.40%) (Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	10.627206	5.039582	-52.58%	58,511	2008
	10.633901	10.627206	-0.06%	0	2007
	10.000000	10.633901	6.34%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	10.875701	6.152307	-43.43%	0	2008
	9.872617	10.875701	10.16%	0	2007
	10.000000	9.872617	-1.27%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	10.980495	5.724115	-47.87%	12,806	2008
	10.074567	10.980495	8.99%	13,413	2007
	10.000000	10.074567	0.75%	14,074	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	10.000000	6.195961	-38.04%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.554412	11.211657	-2.97%	66,367	2008
	10.703194	11.554412	7.95%	63,133	2007
	10.685142	10.703194	0.17%	53,407	2006
	10.669705	10.685142	0.14%	76,506	2005
	10.226939	10.669705	4.33%	65,652	2004
	10.000000	10.226939	2.27%	24,270	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.365439	9.910108	-35.50%	61,106	2008
	15.595327	15.365439	-1.47%	105,654	2007
	13.507947	15.595327	15.45%	115,651	2006
	13.092858	13.507947	3.17%	133,174	2005
	11.751833	13.092858	11.41%	147,460	2004
	9.213961	11.751833	27.54%	137,995	2003
	11.590032	9.213961	-20.50%	115,407	2002
	12.827110	11.590032	-9.64%	96,144	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	19.541206	10.630932	-45.60%	330	2008
	16.788644	19.541206	16.40%	1,169	2007
	13.618248	16.788644	23.28%	1,264	2006
	12.194706	13.618248	11.67%	1,275	2005
	10.761728	12.194706	13.32%	2,207	2004
	8.765875	10.761728	22.77%	3,313	2003
	11.165028	8.765875	-21.49%	6,162	2002
	15.989500	11.165028	-30.17%	7,218	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.920775	9.749370	-45.60%	20,572	2008
	15.396464	17.920775	16.40%	18,341	2007
	12.488975	15.396464	23.28%	21,434	2006
	11.198692	12.488975	11.52%	28,361	2005
	9.869319	11.198692	13.47%	34,142	2004
	8.038975	9.869319	22.77%	32,566	2003
	10.000000	8.038975	-19.61%	37,262	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.643035	7.938834	-25.41%	8,322	2008
	11.049729	10.643035	-3.68%	4,642	2007
	10.000000	11.049729	10.50%	2,642	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.267506	7.078155	-42.30%	5,193	2008
	10.281760	12.267506	19.31%	11,624	2007
	10.780529	10.281760	-4.63%	13,201	2006
	10.701406	10.780529	0.74%	23,523	2005
	9.806428	10.701406	9.13%	20,881	2004
	7.962903	9.806428	23.15%	16,304	2003
	10.000000	7.962903	-20.37%	1,726	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	19.984662	14.428331	-27.80%	80,664	2008
	21.367955	19.984662	-6.47%	123,065	2007
	18.263666	21.367955	17.00%	153,529	2006
	17.634549	18.263666	3.57%	188,944	2005
	15.642757	17.634549	12.73%	190,130	2004
	12.302130	15.642757	27.15%	199,685	2003
	14.279045	12.302130	-13.84%	160,497	2002
	12.836968	14.279045	11.23%	87,075	2001

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.142852	6.657605	-49.34%	6,384	2008
	9.537208	13.142852	37.81%	21,971	2007
	10.000000	9.537208	-4.63%	0	2006*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	15.481934	8.128048	-47.50%	0	2008
	16.349896	15.481934	-5.31%	0	2007
	14.647317	16.349896	11.62%	0	2006
	12.789837	14.647317	14.52%	0	2005
	10.993691	12.789837	16.34%	0	2004
	7.550966	10.993691	45.59%	0	2003
	11.631260	7.550966	-35.08%	0	2002
	16.531655	11.631260	-29.64%	0	2001

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	17.856251	10.381349	-41.86%	0	2008
	15.533225	17.856251	14.96%	0	2007
	13.276592	15.533225	17.00%	0	2006
	11.465130	13.276592	15.80%	0	2005
	10.133890	11.465130	13.14%	0	2004
	7.722272	10.133890	31.23%	0	2003
	9.778400	7.722272	-21.03%	0	2002
	12.760667	9.778400	-23.37%	0	2001

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	17.220089	10.834685	-37.08%	0	2008
	17.159437	17.220089	0.35%	0	2007
	14.580933	17.159437	17.68%	0	2006
	13.673823	14.580933	6.63%	0	2005
	12.455106	13.673823	9.78%	0	2004
	10.092195	12.455106	23.41%	0	2003
	13.309568	10.092195	-24.17%	0	2002
	13.373210	13.309568	-0.48%	0	2001

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.503198	9.879210	-31.88%	22,187	2008
	14.807242	14.503198	-2.05%	19,649	2007
	13.125399	14.807242	12.81%	28,852	2006
	12.413331	13.125399	5.74%	45,447	2005
	10.329023	12.413331	20.18%	53,403	2004
	7.603070	10.329023	35.85%	40,196	2003
	10.000000	7.603070	-23.97%	10,571	2002*

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	11.692955	7.560169	-35.34%	6,690	2008
	11.003223	11.692955	6.27%	6,691	2007
	10.218827	11.003223	7.68%	6,604	2006
	10.001884	10.218827	2.17%	15,567	2005
	9.550729	10.001884	4.72%	26,667	2004
	7.687264	9.550729	24.24%	16,854	2003
	10.972704	7.687264	-29.94%	4,023	2002
	14.374715	10.972704	-23.67%	4,257	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.792314	9.167807	-38.02%	224,081	2008
	14.254382	14.792314	3.77%	233,428	2007
	12.516404	14.254382	13.89%	478,813	2006
	12.124769	12.516404	3.23%	556,423	2005
	11.114277	12.124769	9.09%	615,191	2004
	8.781243	11.114277	26.57%	751,431	2003
	11.471393	8.781243	-23.45%	522,055	2002
	13.249172	11.471393	-13.42%	381,522	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	15.120919	10.503190	-30.54%	32,881	2008
	14.315710	15.120919	5.62%	37,236	2007
	12.464569	14.315710	14.85%	44,490	2006
	12.110835	12.464569	2.92%	58,136	2005
	11.692755	12.110835	3.58%	68,826	2004
	9.786828	11.692755	19.47%	69,624	2003
	11.917939	9.786828	-17.88%	77,065	2002
	13.329025	11.917939	-10.59%	91,738	2001

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.002815	9.777604	-2.25%	4,421	2008
	10.298546	10.002815	-2.87%	4,772	2007
	10.000000	10.298546	2.99%	485	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.732251	12.553222	-8.59%	166,494	2008
	13.216733	13.732251	3.90%	210,380	2007
	12.869267	13.216733	2.70%	251,502	2006
	12.884321	12.869267	-0.12%	324,841	2005
	12.610763	12.884321	2.17%	362,655	2004
	12.222015	12.610763	3.18%	453,900	2003
	11.340121	12.222015	7.78%	768,757	2002
	10.648571	11.340121	6.49%	220,079	2001

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	23.487077	13.289253	-43.42%	159,058	2008
	20.272919	23.487077	15.85%	185,663	2007
	18.424638	20.272919	10.03%	232,859	2006
	15.991270	18.424638	15.22%	236,086	2005
	14.061341	15.991270	13.73%	207,952	2004
	11.110642	14.061341	26.56%	156,948	2003
	12.441038	11.110642	-10.69%	108,242	2002
	14.398684	12.441038	-13.60%	49,621	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.455244	6.048851	-55.04%	17,579	2008
	9.370407	13.455244	43.59%	23,348	2007
	10.000000	9.370407	-6.30%	6,969	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.603654	9.944576	-43.51%	245,299	2008
	17.605402	17.603654	-0.01%	272,747	2007
	14.868984	17.605402	18.40%	358,874	2006
	14.258511	14.868984	4.28%	413,584	2005
	12.983123	14.258511	9.82%	511,447	2004
	10.111588	12.983123	28.40%	507,922	2003
	12.355466	10.111588	-18.16%	368,323	2002
	13.203880	12.355466	-6.43%	223,515	2001

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.253089	8.313085	-26.13%	1,576	2008
	10.505459	11.253089	7.12%	2,232	2007
	10.000000	10.505459	5.05%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.432335	7.584783	-33.65%	809	2008
	10.525423	11.432335	8.62%	975	2007
	10.000000	10.525423	5.25%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.562493	7.059531	-38.94%	0	2008
	10.545563	11.562493	9.64%	0	2007
	10.000000	10.545563	5.46%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	12.228638	5.418346	-55.69%	3,547	2008
	10.080384	12.228638	21.31%	4,345	2007
	9.708462	10.080384	3.83%	7,607	2006
	9.044412	9.708462	7.34%	7,591	2005
	8.567950	9.044412	5.56%	9,728	2004
	6.701675	8.567950	27.85%	9,727	2003
	8.704709	6.701675	-23.01%	9,997	2002
	10.319040	8.704709	-15.64%	11,979	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	15.636843	8.135167	-47.97%	61,009	2008
	12.500955	15.636843	25.09%	90,247	2007
	11.878333	12.500955	5.24%	96,745	2006
	11.399783	11.878333	4.20%	116,356	2005
	11.196253	11.399783	1.82%	185,405	2004
	8.551687	11.196253	30.92%	208,417	2003
	12.425772	8.551687	-31.18%	137,066	2002
	15.318941	12.425772	-18.89%	111,173	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.509516	8.504019	-26.11%	54,382	2008
	11.371725	11.509516	1.21%	82,786	2007
	10.373232	11.371725	9.63%	150,597	2006
	10.261209	10.373232	1.09%	181,969	2005
	9.506798	10.261209	7.94%	244,391	2004
	7.593653	9.506798	25.19%	309,122	2003
	7.432559	7.593653	2.17%	135,883	2002
	8.556624	7.432559	-13.14%	50,624	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.792776	7.243785	-26.03%	23,600	2008
	10.000000	9.792776	-2.07%	54,326	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.073183	10.552916	-4.70%	15,953	2008
	10.777370	11.073183	2.74%	82,379	2007
	10.479364	10.777370	2.84%	31,337	2006
	10.411178	10.479364	0.65%	32,747	2005
	10.121844	10.411178	2.86%	22,889	2004
	10.000000	10.121844	1.22%	10,047	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.215287	6.689160	-40.36%	9,421	2008
	9.849935	11.215287	13.86%	7,069	2007
	10.000000	9.849935	-1.50%	5,542	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	20.710438	11.462720	-44.65%	2,473	2008
	17.922234	20.710438	15.56%	3,015	2007
	15.410290	17.922234	16.30%	7,350	2006
	13.136258	15.410290	17.31%	7,506	2005
	11.739347	13.136258	11.90%	13,050	2004
	8.313864	11.739347	41.20%	13,447	2003
	10.585490	8.313864	-21.46%	15,941	2002
	13.637938	10.585490	-22.38%	76,177	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	19.245422	10.649405	-44.67%	75,637	2008
	16.651827	19.245422	15.58%	59,155	2007
	14.317604	16.651827	16.30%	89,626	2006
	12.209635	14.317604	17.26%	91,784	2005
	10.910427	12.209635	11.91%	97,961	2004
	7.724242	10.910427	41.25%	93,374	2003
	10.000000	7.724242	-22.76%	79,562	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.691143	7.553572	-51.86%	7,066	2008
	15.071219	15.691143	4.11%	8,910	2007
	13.154007	15.071219	14.58%	15,675	2006
	13.007940	13.154007	1.12%	17,874	2005
	11.573740	13.007940	12.39%	28,021	2004
	7.438892	11.573740	55.58%	19,507	2003
	10.000000	7.438892	-25.61%	3,128	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.367190	7.884068	-30.64%	65,581	2008
	11.112000	11.367190	2.30%	82,084	2007
	10.000000	11.112000	11.12%	13,939	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.769322	6.452025	-33.96%	16,382	2008
	10.150386	9.769322	-3.75%	470	2007
	10.000000	10.150386	1.50%	4,745	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.593718	-34.06%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.529433	6.313407	-53.34%	5,324	2008
	10.662627	13.529433	26.89%	2,977	2007
	10.000000	10.662627	6.63%	539	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.350333	7.258526	-41.23%	62,444	2008
	10.850622	12.350333	13.82%	3,515	2007
	10.000000	10.850622	8.51%	3,384	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	11.431762	11.971313	4.72%	36,226	2008
	10.442823	11.431762	9.47%	19,950	2007
	10.000000	10.442823	4.43%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.258726	9.390184	-34.14%	8,867	2008
	14.115945	14.258726	1.01%	12,705	2007
	12.252465	14.115945	15.21%	20,291	2006
	11.377764	12.252465	7.69%	41,923	2005
	10.000000	11.377764	13.78%	31,704	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.520915	6.326003	-45.09%	135,393	2008
	8.552224	11.520915	34.71%	76,012	2007
	7.948696	8.552224	7.59%	61,281	2006
	7.161930	7.948696	10.99%	68,758	2005
	6.157266	7.161930	16.32%	83,409	2004
	5.193752	6.157266	18.55%	86,255	2003
	6.265584	5.193752	-17.11%	99,857	2002
	8.129929	6.265584	-22.93%	92,028	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.338854	7.931839	-44.68%	3,388	2008
	11.944978	14.338854	20.04%	3,235	2007
	11.223011	11.944978	6.43%	3,350	2006
	10.223851	11.223011	9.77%	4,524	2005
	10.283100	10.223851	-0.58%	7,988	2004
	7.088099	10.283100	45.08%	8,363	2003
	10.000000	7.088099	-29.12%	3,027	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.699186	2.595933	-44.76%	464	2008
	3.916461	4.699186	19.99%	548	2007
	3.683574	3.916461	6.32%	548	2006
	3.348910	3.683574	9.99%	2,970	2005
	3.377335	3.348910	-0.84%	3,060	2004
	2.338439	3.377335	44.43%	4,343	2003
	4.015227	2.338439	-41.76%	5,598	2002
	6.497274	4.015227	-38.20%	10,658	2001

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.642610	11.090922	-37.14%	949	2008
	16.860527	17.642610	4.64%	2,406	2007
	15.436859	16.860527	9.22%	2,448	2006
	14.115127	15.436859	9.36%	3,053	2005
	12.187076	14.115127	15.82%	1,365	2004
	10.000000	12.187076	21.87%	245	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	28.558402	13.456513	-52.88%	37,976	2008
	22.616725	28.558402	26.27%	42,024	2007
	15.635606	22.616725	44.65%	47,536	2006
	12.011186	15.635606	30.18%	39,257	2005
	10.261664	12.011186	17.05%	34,375	2004
	7.735029	10.261664	32.66%	36,414	2003
	10.000000	7.735029	-22.65%	30,182	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.632567	7.834034	-52.90%	7,029	2008
	13.177706	16.632567	26.22%	9,320	2007
	9.114282	13.177706	44.58%	10,133	2006
	7.005646	9.114282	30.10%	12,191	2005
	5.986432	7.005646	17.03%	18,318	2004
	4.512894	5.986432	32.65%	28,126	2003
	6.165048	4.512894	-26.80%	51,851	2002
	8.166613	6.165048	-24.51%	84,504	2001

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	11.729383	7.778283	-33.69%	18,079	2008
	11.057180	11.729383	6.08%	29,345	2007
	10.000000	11.057180	10.57%	16,020	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	19.233846	11.900774	-38.13%	21,533	2008
	18.166326	19.233846	5.88%	25,813	2007
	16.249820	18.166326	11.79%	33,021	2006
	15.204052	16.249820	6.88%	53,969	2005
	13.314277	15.204052	14.19%	66,344	2004
	10.248188	13.314277	29.92%	60,917	2003
	14.131442	10.248188	-27.48%	42,466	2002
	14.552749	14.131442	-2.90%	64,906	2001

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.533736	5.563021	-47.19%	0	2008
	10.351519	10.533736	1.76%	0	2007
	10.000000	10.351519	3.52%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	22.370247	12.490666	-44.16%	27,730	2008
	18.517799	22.370247	20.80%	37,128	2007
	16.373997	18.517799	13.09%	63,416	2006
	14.599562	16.373997	12.15%	76,330	2005
	12.730705	14.599562	14.68%	90,241	2004
	10.081358	12.730705	26.28%	83,231	2003
	14.470284	10.081358	-30.33%	69,149	2002
	19.477696	14.470284	-25.71%	72,859	2001

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	19.367524	9.090799	-53.06%	30,110	2008
	17.966714	19.367524	7.80%	53,086	2007
	16.233925	17.966714	10.67%	85,391	2006
	13.946856	16.233925	16.40%	103,567	2005
	11.888867	13.946856	17.31%	68,672	2004
	8.925645	11.888867	33.20%	70,895	2003
	11.933692	8.925645	-25.21%	58,935	2002
	12.456413	11.933692	-4.20%	52,726	2001

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.336242	5.508614	-46.71%	413	2008
	10.173190	10.336242	1.60%	413	2007
	10.000000	10.173190	1.73%	413	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.555062	9.009695	-14.64%	23,586	2008
	10.218181	10.555062	3.30%	25,654	2007
	9.944989	10.218181	2.75%	23,583	2006
	9.942308	9.944989	0.03%	34,020	2005
	10.005513	9.942308	-0.63%	50,530	2004
	10.000000	10.005513	0.06%	63,959	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.639072	5.752371	-40.32%	11,384	2008
	9.726615	9.639072	-0.90%	0	2007
	10.000000	9.726615	-2.73%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.134860	8.439623	-40.29%	425	2008
	13.322362	14.134860	6.10%	425	2007
	11.882732	13.322362	12.12%	425	2006
	11.277640	11.882732	5.37%	0	2005
	10.000000	11.277640	12.78%	154	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.944829	7.578222	-30.76%	61,025	2008
	10.458763	10.944829	4.65%	96,286	2007
	10.000000	10.458763	4.59%	63,636	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.600857	9.420556	-11.13%	43,521	2008
	10.440837	10.600857	1.53%	58,887	2007
	10.000000	10.440837	4.41%	10,105	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.111276	7.327629	-39.50%	29,641	2008
	10.741225	12.111276	12.76%	6,877	2007
	10.000000	10.741225	7.41%	4,408	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.327974	6.230855	-45.00%	36,368	2008
	10.267965	11.327974	10.32%	18,586	2007
	10.000000	10.267965	2.68%	8,337	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.799507	5.984290	-38.93%	6,438	2008
	10.000000	9.799507	-2.00%	4,794	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.568352	10.343788	-29.00%	17,873	2008
	14.327225	14.568352	1.68%	25,425	2007
	13.137103	14.327225	9.06%	37,339	2006
	13.013356	13.137103	0.95%	50,069	2005
	11.987751	13.013356	8.56%	92,590	2004
	9.943317	11.987751	20.56%	107,483	2003
	9.769394	9.943317	1.78%	63,747	2002
	9.507993	9.769394	2.75%	102,918	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.583704	8.212227	-29.11%	37,162	2008
	11.388285	11.583704	1.72%	83,554	2007
	10.442736	11.388285	9.05%	31,678	2006
	10.000000	10.442736	4.43%	28,966	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	33.307042	13.870698	-58.36%	0	2008
	23.205358	33.307042	43.53%	35	2007
	17.213353	23.205358	34.81%	35	2006
	13.161389	17.213353	30.79%	205	2005
	11.054993	13.161389	19.05%	223	2004
	6.784099	11.054993	62.95%	742	2003
	8.116661	6.784099	-16.42%	985	2002
	8.682706	8.116661	-6.52%	0	2001

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	36.797325	15.299635	-58.42%	19,076	2008
	25.642476	36.797325	43.50%	25,805	2007
	19.031401	25.642476	34.74%	16,226	2006
	14.549538	19.031401	30.80%	40,385	2005
	12.219653	14.549538	19.07%	15,687	2004
	7.500827	12.219653	62.91%	4,175	2003
	10.000000	7.500827	-24.99%	2,157	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	21.015127	13.903413	-33.84%	3,638	2008
	17.704716	21.015127	18.70%	4,150	2007
	13.049620	17.704716	35.67%	9,357	2006
	12.429161	13.049620	4.99%	3,775	2005
	9.700502	12.429161	28.13%	6,334	2004
	7.923073	9.700502	22.43%	3,612	2003
	10.000000	7.923073	-20.77%	167	2002*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.634597	13.106515	-46.80%	6,653	2008
	19.651130	24.634597	25.36%	19,531	2007
	14.989960	19.651130	31.10%	15,985	2006
	11.678247	14.989960	28.36%	11,927	2005
	10.357459	11.678247	12.75%	5,363	2004
	7.761892	10.357459	33.44%	1,729	2003
	10.000000	7.761892	-22.38%	1,512	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	19.892114	10.916317	-45.12%	0	2008
	16.827483	19.892114	18.21%	324	2007
	13.556971	16.827483	24.12%	324	2006
	11.520951	13.556971	17.67%	636	2005
	10.101947	11.520951	14.05%	852	2004
	7.529984	10.101947	34.16%	1,958	2003
	10.235887	7.529984	-26.44%	2,914	2002
	12.787543	10.235887	-19.95%	998	2001

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.691509	14.651550	-45.11%	3,369	2008
	22.571390	26.691509	18.25%	4,026	2007
	18.194610	22.571390	24.06%	6,589	2006
	15.462062	18.194610	17.67%	10,834	2005
	13.557650	15.462062	14.05%	1,343	2004
	10.000000	13.557650	35.58%	1,177	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.133661	-48.66%	3,328	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.120401	-38.80%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.352856	-36.47%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.914141	-20.86%	15,108	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.192456	-28.08%	5,099	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.063670	-9.36%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.550034	-24.50%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.829631	-31.70%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.293877	-17.06%	7,498	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.852148	-1.48%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.836146	-1.64%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.597205	9.862395	-46.97%	11,680	2008
	19.076719	18.597205	-2.51%	12,532	2007
	16.077238	19.076719	18.66%	13,450	2006
	14.666465	16.077238	9.62%	16,972	2005
	12.280183	14.666465	19.43%	22,986	2004
	8.804197	12.280183	39.48%	6,332	2003
	10.000000	8.804197	-11.96%	1,135	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.664343	14.513118	6.21%	281,866	2008
	12.933561	13.664343	5.65%	266,808	2007
	12.692608	12.933561	1.90%	180,184	2006
	12.465513	12.692608	1.82%	213,505	2005
	12.243119	12.465513	1.82%	226,966	2004
	12.173458	12.243119	0.57%	321,868	2003
	11.124403	12.173458	9.43%	616,020	2002
	10.519995	11.124403	5.75%	362,608	2001

NVIT NVIT Growth Fund: Class I - Q/NQ	8.337574	5.038723	-39.57%	1,499	2008
	7.074000	8.337574	17.86%	18,233	2007
	6.757391	7.074000	4.69%	9,720	2006
	6.434764	6.757391	5.01%	9,888	2005
	6.033943	6.434764	6.64%	4,840	2004
	4.610169	6.033943	30.88%	291	2003
	6.559782	4.610169	-29.72%	3,525	2002
	9.258498	6.559782	-29.15%	3,774	2001

NVIT NVIT Health Sciences Fund: Class III- Q/NQ	14.610553	10.770852	-26.28%	4,864	2008
	13.087919	14.610553	11.63%	3,548	2007
	12.924013	13.087919	1.27%	4,826	2006
	12.088675	12.924013	6.91%	11,364	2005
	11.368582	12.088675	6.33%	13,690	2004
	8.429985	11.368582	34.86%	13,114	2003
	10.000000	8.429985	-15.70%	3,198	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.713296	6.572504	-43.89%	432	2008
	10.860812	11.713296	7.85%	448	2007
	10.000000	10.860812	8.61%	514	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.400568	9.590102	-37.73%	27,172	2008
	14.742058	15.400568	4.47%	26,331	2007
	12.792856	14.742058	15.24%	8,062	2006
	12.020568	12.792856	6.42%	8,271	2005
	10.691584	12.020568	12.43%	9,983	2004
	8.222834	10.691584	30.02%	25,782	2003
	10.000000	8.222834	-17.77%	17,700	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.065159	11.179749	-7.34%	45,508	2008
	11.612509	12.065159	3.90%	35,886	2007
	11.093142	11.612509	4.68%	43,209	2006
	10.890089	11.093142	1.86%	65,662	2005
	10.553714	10.890089	3.19%	76,870	2004
	9.919273	10.553714	6.40%	85,697	2003
	10.000000	9.919273	-0.81%	99,206	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.702051	10.376310	-24.27%	262,852	2008
	13.153254	13.702051	4.17%	294,685	2007
	11.979453	13.153254	9.80%	384,897	2006
	11.532734	11.979453	3.87%	427,356	2005
	10.678199	11.532734	8.00%	442,274	2004
	9.020903	10.678199	18.37%	372,836	2003
	10.000000	9.020903	-9.79%	154,951	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.767442	9.989754	-32.35%	105,537	2008
	14.110426	14.767442	4.66%	114,591	2007
	12.493570	14.110426	12.94%	126,876	2006
	11.833566	12.493570	5.58%	122,601	2005
	10.706793	11.833566	10.52%	126,060	2004
	8.574196	10.706793	24.87%	148,829	2003
	10.000000	8.574196	-14.26%	63,723	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.958668	10.854964	-16.23%	108,068	2008
	12.416152	12.958668	4.37%	157,709	2007
	11.613758	12.416152	6.91%	181,274	2006
	11.272511	11.613758	3.03%	214,062	2005
	10.668780	11.272511	5.66%	212,112	2004
	9.516564	10.668780	12.11%	212,629	2003
	10.000000	9.516564	-4.83%	122,166	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	25.932810	16.245788	-37.35%	53,209	2008
	24.454381	25.932810	6.05%	79,500	2007
	22.568763	24.454381	8.35%	116,919	2006
	20.417909	22.568763	10.53%	132,863	2005
	17.892866	20.417909	14.11%	127,705	2004
	13.476762	17.892866	32.77%	142,647	2003
	16.138025	13.476762	-16.49%	102,391	2002
	16.585077	16.138025	-2.70%	69,848	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.816919	11.890766	0.62%	533,671	2008
	11.437465	11.816919	3.32%	415,830	2007
	11.096705	11.437465	3.07%	329,257	2006
	10.961374	11.096705	1.23%	366,203	2005
	11.027537	10.961374	-0.60%	343,261	2004
	11.114578	11.027537	-0.78%	569,823	2003
	11.137467	11.114578	-0.21%	866,880	2002
	10.903584	11.137467	2.15%	497,321	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.468591	11.799208	-18.45%	62,338	2008
	14.026433	14.468591	3.15%	93,379	2007
	13.568574	14.026433	3.37%	98,185	2006
	13.467108	13.568574	0.75%	116,999	2005
	12.820626	13.467108	5.04%	129,297	2004
	11.597439	12.820626	10.55%	115,419	2003
	10.971350	11.597439	5.71%	83,045	2002
	10.680606	10.971350	2.72%	22,747	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.082741	-39.17%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	22.177588	11.735032	-47.09%	13,390	2008
	21.853598	22.177588	1.48%	16,090	2007
	18.055902	21.853598	21.03%	18,956	2006
	16.341750	18.055902	10.49%	17,373	2005
	13.781443	16.341750	18.58%	22,097	2004
	10.000000	13.781443	37.81%	2,737	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.304802	-36.95%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.289031	-37.11%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.211307	-37.89%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.694455	-33.06%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	16.867623	8.910934	-47.17%	11,305	2008
	15.588507	16.867623	8.21%	20,551	2007
	15.318030	15.588507	1.77%	26,802	2006
	14.372068	15.318030	6.58%	30,524	2005
	12.851906	14.372068	11.83%	32,432	2004
	9.707740	12.851906	32.39%	37,573	2003
	14.758730	9.707740	-34.22%	37,514	2002
	16.798563	14.758730	-12.10%	15,835	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	31.388067	20.997459	-33.10%	27,783	2008
	34.193682	31.388067	-8.21%	36,537	2007
	29.564986	34.193682	15.66%	48,067	2006
	29.089641	29.564986	1.63%	56,988	2005
	25.151693	29.089641	15.66%	86,601	2004
	16.262376	25.151693	54.66%	84,424	2003
	22.644645	16.262376	-28.18%	79,267	2002
	17.905028	22.644645	26.47%	48,595	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.841912	16.967998	-39.06%	64,888	2008
	27.649899	27.841912	0.69%	57,264	2007
	25.028404	27.649899	10.47%	88,247	2006
	22.599126	25.028404	10.75%	110,201	2005
	19.256799	22.599126	17.36%	109,482	2004
	13.849676	19.256799	39.04%	99,939	2003
	16.990870	13.849676	-18.49%	93,149	2002
	18.472168	16.990870	-8.02%	89,516	2001

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.468591	11.799208	-18.45%	62,338	2008
	14.026433	14.468591	3.15%	93,379	2007
	13.568574	14.026433	3.37%	98,185	2006
	13.467108	13.568574	0.75%	116,999	2005
	12.820626	13.467108	5.04%	129,297	2004
	11.597439	12.820626	10.55%	115,419	2003
	10.971350	11.597439	5.71%	83,045	2002
	10.680606	10.971350	2.72%	22,747	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	14.883829	8.576821	-42.37%	26,278	2008
	13.954626	14.883829	6.66%	33,120	2007
	12.454858	13.954626	12.04%	41,279	2006
	11.756316	12.454858	5.94%	67,378	2005
	10.863847	11.756316	8.22%	79,410	2004
	8.640665	10.863847	25.73%	83,002	2003
	10.603608	8.640665	-18.51%	63,624	2002
	12.196740	10.603608	-13.06%	56,232	2001

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	18.111997	8.939683	-50.64%	3,296	2008
	16.467303	18.111997	9.99%	4,709	2007
	14.381657	16.467303	14.50%	3,690	2006
	13.223238	14.381657	8.76%	3,842	2005
	11.291368	13.223238	17.11%	463	2004
	9.117886	11.291368	23.84%	463	2003
	10.000000	9.117886	-8.82%	463	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.850295	-1.50%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.829194	1.941673	-49.29%	1,371	2008
	3.234018	3.829194	18.40%	1,371	2007
	2.950302	3.234018	9.62%	1,371	2006
	3.007625	2.950302	-1.91%	1,371	2005
	2.924207	3.007625	2.85%	1,371	2004
	1.910471	2.924207	53.06%	1,371	2003
	3.386452	1.910471	-43.58%	2,772	2002
	5.997100	3.386452	-43.53%	9,237	2001

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	14.266209	7.231756	-49.31%	1,805	2008
	12.039567	14.266209	18.49%	3,467	2007
	10.991878	12.039567	9.53%	3,598	2006
	11.204967	10.991878	-1.90%	4,612	2005
	10.897796	11.204967	2.82%	7,558	2004
	7.121827	10.897796	53.02%	7,663	2003
	10.000000	7.121827	-28.78%	3,158	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	16.333932	9.460332	-42.08%	1,061	2008
	13.531665	16.333932	20.71%	5,132	2007
	13.762875	13.531665	-1.68%	11,588	2006
	12.463332	13.762875	10.43%	14,004	2005
	11.241194	12.463332	10.87%	9,902	2004
	7.480912	11.241194	50.27%	14,247	2003
	10.000000	7.480912	-25.19%	7,229	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.249079	8.231001	-37.87%	7,154	2008
	13.742893	13.249079	-3.59%	23,637	2007
	12.024844	13.742893	14.29%	29,322	2006
	11.698262	12.024844	2.79%	35,770	2005
	10.097367	11.698262	15.85%	40,978	2004
	7.791482	10.097367	29.59%	27,435	2003
	10.556552	7.791482	-26.19%	7,345	2002
	12.188636	10.556552	-13.39%	1,747	2001

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.593521	-44.06%	951	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	19.104160	10.262211	-46.28%	80,282	2008
	16.975039	19.104160	12.54%	101,202	2007
	15.947833	16.975039	6.44%	123,741	2006
	15.388983	15.947833	3.63%	167,534	2005
	14.595104	15.388983	5.44%	217,502	2004
	11.304185	14.595104	29.11%	200,152	2003
	15.675123	11.304185	-27.88%	165,364	2002
	18.186519	15.675123	-13.81%	140,244	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.921857	13.516351	-41.03%	48,925	2008
	21.863480	22.921857	4.84%	59,473	2007
	18.840442	21.863480	16.05%	80,783	2006
	16.711161	18.840442	12.74%	107,201	2005
	14.218957	16.711161	17.53%	161,217	2004
	10.000000	14.218957	42.19%	148,182	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.383197	8.482166	-41.03%	78,218	2008
	13.721463	14.383197	4.82%	96,454	2007
	11.823860	13.721463	16.05%	111,291	2006
	10.490302	11.823860	12.71%	133,741	2005
	8.928255	10.490302	17.50%	168,356	2004
	6.331165	8.928255	41.02%	193,803	2003
	8.246547	6.331165	-23.23%	266,356	2002
	9.509088	8.246547	-13.28%	140,357	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.570368	1.991820	-79.19%	0	2008
	10.000000	9.570368	-4.30%	32,305	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.350807	2.176607	-78.97%	428	2008
	10.509264	10.350807	-1.51%	428	2007
	10.000000	10.509264	5.09%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.533481	9.423709	-39.33%	65,297	2008
	15.087777	15.533481	2.95%	92,806	2007
	13.302642	15.087777	13.42%	116,533	2006
	12.730190	13.302642	4.50%	133,731	2005
	11.795169	12.730190	7.93%	149,455	2004
	9.440180	11.795169	24.95%	156,352	2003
	11.790725	9.440180	-19.94%	131,124	2002
	13.311650	11.790725	-11.43%	83,548	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.740855	5.971012	-38.70%	2,644	2008
	10.000925	9.740855	-2.60%	2,661	2007
	10.000000	10.000925	0.01%	2,173	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	17.372133	8.723969	-49.78%	16,770	2008
	16.570821	17.372133	4.84%	19,179	2007
	16.323041	16.570821	1.52%	29,658	2006
	14.737397	16.323041	10.76%	49,558	2005
	12.478694	14.737397	18.10%	50,147	2004
	10.076931	12.478694	23.83%	34,284	2003
	14.153669	10.076931	-28.80%	21,624	2002
	20.887100	14.153669	-32.24%	13,016	2001

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.693700	6.612185	-43.46%	5,132	2008
	10.543798	11.693700	10.91%	3,089	2007
	10.000000	10.543798	5.44%	1,971	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.164371	7.015759	-37.16%	57,570	2008
	10.990761	11.164371	1.58%	10,044	2007
	10.000000	10.990761	9.91%	14,403	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.629095	10.617113	-0.11%	1,271	2008
	10.245252	10.629095	3.75%	62,999	2007
	10.000000	10.245252	2.45%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.815830	9.576107	-11.46%	824	2008
	10.402929	10.815830	3.97%	1,554	2007
	10.000000	10.402929	4.03%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	32.413104	27.172779	-16.17%	647	2008
	30.859988	32.413104	5.03%	1,235	2007
	28.244481	30.859988	9.26%	1,834	2006
	25.518160	28.244481	10.68%	3,131	2005
	23.514411	25.518160	8.52%	4,763	2004
	18.651037	23.514411	26.08%	9,254	2003
	17.318710	18.651037	7.69%	8,478	2002
	15.954543	17.318710	8.55%	358	2001

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.309520	5.411150	-47.51%	5,456	2008
	8.524521	10.309520	20.94%	5,496	2007
	7.911472	8.524521	7.75%	6,152	2006
	6.824496	7.911472	15.93%	4,210	2005
	5.692066	6.824496	19.89%	6,082	2004
	4.072095	5.692066	39.78%	4,869	2003
	5.999237	4.072095	-32.12%	4,796	2002
	8.608498	5.999237	-30.31%	2,849	2001

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	31.057819	19.017534	-38.77%	21,202	2008
	37.985982	31.057819	-18.24%	33,963	2007
	27.906311	37.985982	36.12%	48,533	2006
	24.178463	27.906311	15.42%	66,775	2005
	17.978337	24.178463	34.49%	73,643	2004
	13.259472	17.978337	35.59%	76,284	2003
	13.554456	13.259472	-2.18%	56,374	2002
	12.516221	13.554456	8.30%	25,142	2001

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.596660	10.633635	-65.25%	2,926	2008
	22.558762	30.596660	35.63%	3,759	2007
	16.396002	22.558762	37.59%	9,115	2006
	12.609968	16.396002	30.02%	3,279	2005
	10.000000	12.609968	26.10%	1,692	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	60.715138	21.083641	-65.27%	0	2008
	44.749051	60.715138	35.68%	732	2007
	32.534103	44.749051	37.55%	750	2006
	24.996452	32.534103	30.15%	1,721	2005
	20.137470	24.996452	24.13%	1,761	2004
	13.245459	20.137470	52.03%	3,365	2003
	13.835162	13.245459	-4.26%	5,000	2002
	14.291739	13.835162	-3.19%	3,308	2001

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	32.794748	17.429231	-46.85%	10,645	2008
	22.888068	32.794748	43.28%	25,966	2007
	18.638711	22.888068	22.80%	13,927	2006
	12.467222	18.638711	49.50%	16,780	2005
	10.000000	12.467222	24.67%	5,171	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	50.552578	26.852986	-46.88%	6,450	2008
	35.274668	50.552578	43.31%	6,635	2007
	28.735989	35.274668	22.75%	6,638	2006
	19.214216	28.735989	49.56%	6,646	2005
	15.686285	19.214216	22.49%	6,653	2004
	10.987828	15.686285	42.76%	34,415	2003
	11.468935	10.987828	-4.19%	7,472	2002
	12.989532	11.468935	-11.71%	6,733	2001

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	13.062709	7.715090	-40.94%	69,655	2008
	12.425003	13.062709	5.13%	91,668	2007
	11.228889	12.425003	10.65%	99,483	2006
	10.555564	11.228889	6.38%	131,045	2005
	9.055451	10.555564	16.57%	159,295	2004
	6.703248	9.055451	35.09%	184,411	2003
	9.290050	6.703248	-27.84%	160,766	2002
	9.762926	9.290050	-4.84%	132,193	2001

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	13.451525	6.375667	-52.60%	0	2008
	13.466867	13.451525	-0.11%	0	2007
	12.098741	13.466867	11.31%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.283293	7.510434	-43.46%	0	2008
	12.064311	13.283293	10.10%	0	2007
	11.542118	12.064311	4.52%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.834457	8.250282	-47.90%	0	2008
	14.535457	15.834457	8.94%	0	2007
	12.686383	14.535457	14.58%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.839422	9.396216	-36.68%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.527071	11.179458	-3.02%	0	2008
	10.683311	11.527071	7.90%	0	2007
	10.670686	10.683311	0.12%	0	2006
	10.660662	10.670686	0.09%	0	2005
	10.223456	10.660662	4.28%	0	2004
	10.000000	10.223456	2.23%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.293548	9.858737	-35.54%	721	2008
	15.530272	15.293548	-1.52%	734	2007
	13.458402	15.530272	15.39%	742	2006
	13.051431	13.458402	3.12%	748	2005
	11.720585	13.051431	11.35%	1,200	2004
	9.194119	11.720585	27.48%	1,207	2003
	11.570948	9.194119	-20.54%	3,778	2002
	12.812521	11.570948	-9.69%	6,136	2001
	14.543892	12.812521	-11.90%	23,222	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	19.449742	10.575796	-45.63%	2,086	2008
	16.718585	19.449742	16.34%	2,097	2007
	13.568283	16.718585	23.22%	2,103	2006
	12.156115	13.568283	11.62%	2,108	2005
	10.733117	12.156115	13.26%	2,114	2004
	8.747002	10.733117	22.71%	2,120	2003
	11.146637	8.747002	-21.53%	2,124	2002
	15.971330	11.146637	-30.21%	2,714	2001
	19.483474	15.971330	-18.03%	2,718	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.869317	9.716436	-45.63%	2,703	2008
	15.360086	17.869317	16.34%	2,853	2007
	12.465763	15.360086	23.22%	2,856	2006
	11.183532	12.465763	11.47%	360	2005
	9.860964	11.183532	13.41%	363	2004
	8.036243	9.860964	22.71%	177	2003
	10.000000	8.036243	-19.64%	160	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.634032	7.928090	-25.45%	0	2008
	11.046020	10.634032	-3.73%	0	2007
	10.000000	11.046020	10.46%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.232300	7.054250	-42.33%	0	2008
	10.257482	12.232300	19.25%	0	2007
	10.760517	10.257482	-4.67%	0	2006
	10.686944	10.760517	0.69%	0	2005
	9.798135	10.686944	9.07%	0	2004
	7.960197	9.798135	23.09%	0	2003
	10.000000	7.960197	-20.40%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	19.891120	14.353499	-27.84%	10,076	2008
	21.278799	19.891120	-6.52%	10,379	2007
	18.196661	21.278799	16.94%	11,002	2006
	17.578743	18.196661	3.52%	10,856	2005
	15.601172	17.578743	12.68%	12,775	2004
	12.275645	15.601172	27.09%	11,007	2003
	14.255535	12.275645	-13.89%	12,445	2002
	12.823780	14.255535	11.18%	17,616	2001
	11.012072	12.822378	16.44%	1,731	2000

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.131746	6.648586	-49.37%	0	2008
	9.534001	13.131746	37.74%	0	2007
	10.000000	9.534001	-4.66%	0	2006*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.527071	11.179458	-3.02%	0	2008
	10.683311	11.527071	7.90%	0	2007
	10.670686	10.683311	0.12%	0	2006
	10.660662	10.670686	0.09%	0	2005
	10.223456	10.660662	4.28%	0	2004
	10.000000	10.223456	2.23%	0	2003*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	15.409432	8.085875	-47.53%	0	2008
	16.281642	15.409432	-5.36%	0	2007
	14.593545	16.281642	11.57%	0	2006
	12.749331	14.593545	14.47%	0	2005
	10.964435	12.749331	16.28%	0	2004
	7.534703	10.964435	45.52%	0	2003
	11.612109	7.534703	-35.11%	0	2002
	16.512879	11.612109	-29.68%	0	2001
	20.669425	16.512879	-20.11%	0	2000

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	17.772675	10.327500	-41.89%	0	2008
	15.468398	17.772675	14.90%	0	2007
	13.227868	15.468398	16.94%	0	2006
	11.428826	13.227868	15.74%	0	2005
	10.106935	11.428826	13.08%	0	2004
	7.705625	10.106935	31.16%	0	2003
	9.762282	7.705625	-21.07%	0	2002
	12.746142	9.762282	-23.41%	0	2001
	17.452381	12.746142	-26.97%	0	2000

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	17.139537	10.778516	-37.11%	0	2008
	17.087880	17.139537	0.30%	0	2007
	14.527470	17.087880	17.62%	0	2006
	13.630570	14.527470	6.58%	0	2005
	12.422011	13.630570	9.73%	0	2004
	10.070482	12.422011	23.35%	0	2003
	13.287675	10.070482	-24.21%	0	2002
	13.358023	13.287675	-0.53%	0	2001
	12.444575	13.358023	7.34%	0	2000

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.461573	9.845842	-31.92%	0	2008
	14.772279	14.461573	-2.10%	0	2007
	13.101031	14.772279	12.76%	0	2006
	12.396547	13.101031	5.68%	0	2005
	10.320294	12.396547	20.12%	0	2004
	7.600492	10.320294	35.78%	0	2003
	10.000000	7.600492	-24.00%	0	2002*

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	11.638187	7.520932	-35.38%	0	2008
	10.957272	11.638187	6.21%	0	2007
	10.181289	10.957272	7.62%	0	2006
	9.970177	10.181289	2.12%	571	2005
	9.525286	9.970177	4.67%	584	2004
	7.670681	9.525286	24.18%	584	2003
	10.954608	7.670681	-29.98%	584	2002
	14.358357	10.954608	-23.71%	584	2001
	16.375184	14.358357	-12.32%	1,533	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.723077	9.120253	-38.05%	14,344	2008
	14.194908	14.723077	3.72%	14,394	2007
	12.470481	14.194908	13.83%	14,480	2006
	12.086394	12.470481	3.18%	14,779	2005
	11.084718	12.086394	9.04%	14,959	2004
	8.762333	11.084718	26.50%	15,326	2003
	11.452508	8.762333	-23.49%	16,016	2002
	13.234124	11.452508	-13.46%	17,008	2001
	14.801530	13.234124	-10.59%	19,118	2000

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	15.050138	10.448718	-30.57%	0	2008
	14.255975	15.050138	5.57%	0	2007
	12.418841	14.255975	14.79%	0	2006
	12.072519	12.418841	2.87%	0	2005
	11.661674	12.072519	3.52%	0	2004
	9.765754	11.661674	19.41%	0	2003
	11.898327	9.765754	-17.92%	0	2002
	13.313894	11.898327	-10.63%	0	2001
	13.597232	13.313894	-2.08%	0	2000

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.994350	9.764381	-2.30%	0	2008
	10.295091	9.994350	-2.92%	0	2007
	10.000000	10.295091	2.95%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.672045	12.491847	-8.63%	4,137	2008
	13.165512	13.672045	3.85%	2,343	2007
	12.825871	13.165512	2.65%	2,343	2006
	12.847380	12.825871	-0.17%	2,343	2005
	12.580977	12.847380	2.12%	11,002	2004
	12.199338	12.580977	3.13%	18,854	2003
	11.324824	12.199338	7.72%	33,621	2002
	10.639621	11.324824	6.44%	16,225	2001
	9.773948	10.639621	8.86%	2,343	2000

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	23.377160	13.220332	-43.45%	16,487	2008
	20.188342	23.377160	15.80%	17,354	2007
	18.357045	20.188342	9.98%	21,698	2006
	15.940662	18.357045	15.16%	16,942	2005
	14.023952	15.940662	13.67%	13,248	2004
	11.086716	14.023952	26.49%	12,012	2003
	12.420560	11.086716	-10.74%	14,548	2002
	14.382315	12.420560	-13.64%	15,899	2001
	15.643260	14.382315	-8.06%	8,910	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.443845	6.040655	-55.07%	845	2008
	9.367249	13.443845	43.52%	0	2007
	10.000000	9.367249	-6.33%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.521257	9.892995	-43.54%	7,185	2008
	17.531934	17.521257	-0.06%	9,110	2007
	14.814417	17.531934	18.34%	18,945	2006
	14.213371	14.814417	4.23%	22,199	2005
	12.948586	14.213371	9.77%	25,860	2004
	10.089795	12.948586	28.33%	23,413	2003
	12.335099	10.089795	-18.20%	22,672	2002
	13.188860	12.335099	-6.47%	21,519	2001
	12.355641	13.188860	6.74%	8,314	2000

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.243560	8.301827	-26.16%	0	2008
	10.501921	11.243560	7.06%	0	2007
	10.000000	10.501921	5.02%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.422675	7.574533	-33.69%	0	2008
	10.521894	11.422675	8.56%	0	2007
	10.000000	10.521894	5.22%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.552705	7.049968	-38.98%	0	2008
	10.542019	11.552705	9.59%	0	2007
	10.000000	10.542019	5.42%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	12.171365	5.390221	-55.71%	368	2008
	10.038281	12.171365	21.25%	368	2007
	9.672813	10.038281	3.78%	368	2006
	9.015753	9.672813	7.29%	368	2005
	8.545136	9.015753	5.51%	1,177	2004
	6.687212	8.545136	27.78%	1,236	2003
	8.690341	6.687212	-23.05%	4,318	2002
	10.307281	8.690341	-15.69%	5,358	2001
	12.627255	10.307281	-18.37%	21,095	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	15.563709	8.093000	-48.00%	9,549	2008
	12.448828	15.563709	25.02%	10,335	2007
	11.834788	12.448828	5.19%	10,514	2006
	11.363725	11.834788	4.15%	10,557	2005
	11.166492	11.363725	1.77%	15,295	2004
	8.533273	11.166492	30.86%	16,615	2003
	12.405324	8.533273	-31.21%	19,291	2002
	15.301552	12.405324	-18.93%	20,533	2001
	17.457597	15.301552	-12.35%	34,964	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.455663	8.459919	-26.15%	2,379	2008
	11.324289	11.455663	1.16%	2,399	2007
	10.335185	11.324289	9.57%	2,410	2006
	10.228738	10.335185	1.04%	2,420	2005
	9.481524	10.228738	7.88%	5,895	2004
	7.577300	9.481524	25.13%	8,272	2003
	7.420301	7.577300	2.12%	5,915	2002
	8.546878	7.420301	-13.18%	7,503	2001
	11.205978	8.546878	-23.73%	2,506	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.789459	7.237660	-26.07%	0	2008
	10.000000	9.789459	-2.11%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.046997	10.522621	-4.75%	0	2008
	10.757370	11.046997	2.69%	0	2007
	10.465216	10.757370	2.79%	0	2006
	10.402383	10.465216	0.60%	0	2005
	10.118423	10.402383	2.81%	0	2004
	10.000000	10.118423	1.18%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.205785	6.680093	-40.39%	0	2008
	9.846616	11.205785	13.80%	642	2007
	10.000000	9.846616	-1.53%	656	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	20.613530	11.403279	-44.68%	1,447	2008
	17.847473	20.613530	15.50%	1,459	2007
	15.353778	17.847473	16.24%	1,467	2006
	13.094692	15.353778	17.25%	1,475	2005
	11.708141	13.094692	11.84%	3,901	2004
	8.295957	11.708141	41.13%	3,904	2003
	10.568057	8.295957	-21.50%	3,904	2002
	13.622435	10.568057	-22.42%	3,904	2001
	17.095933	13.622435	-20.32%	4,872	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	19.190138	10.613415	-44.69%	3,161	2008
	16.612455	19.190138	15.52%	3,161	2007
	14.290986	16.612455	16.24%	1,847	2006
	12.193101	14.290986	17.21%	1,847	2005
	10.901182	12.193101	11.85%	1,847	2004
	7.721614	10.901182	41.18%	0	2003
	10.000000	7.721614	-22.78%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.646148	7.528076	-51.89%	388	2008
	15.035657	15.646148	4.06%	447	2007
	13.129617	15.035657	14.52%	607	2006
	12.990391	13.129617	1.07%	788	2005
	11.563978	12.990391	12.33%	990	2004
	7.436365	11.563978	55.51%	822	2003
	10.000000	7.436365	-25.64%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.357564	7.873384	-30.68%	0	2008
	11.108263	11.357564	2.24%	0	2007
	10.000000	11.108263	11.08%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	15.478667	10.217490	-33.99%	0	2008
	16.090636	15.478667	-3.80%	0	2007
	13.956702	16.090636	15.29%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.591481	-34.09%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.517984	6.304842	-53.36%	0	2008
	10.659039	13.517984	26.82%	0	2007
	10.000000	10.659039	6.59%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.339884	7.248694	-41.26%	0	2008
	10.846970	12.339884	13.76%	0	2007
	10.000000	10.846970	8.47%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	11.422100	11.955131	4.67%	0	2008
	10.439316	11.422100	9.41%	0	2007
	10.000000	10.439316	4.39%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.232291	9.368008	-34.18%	0	2008
	14.096964	14.232291	0.96%	0	2007
	12.242175	14.096964	15.15%	0	2006
	11.373957	12.242175	7.63%	0	2005
	10.000000	11.373957	13.74%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.474682	6.297416	-45.12%	3,593	2008
	8.522247	11.474682	34.64%	4,282	2007
	7.924857	8.522247	7.54%	4,443	2006
	7.144059	7.924857	10.93%	4,949	2005
	6.145006	7.144059	16.26%	7,170	2004
	5.186035	6.145006	18.49%	7,297	2003
	6.259448	5.186035	-17.15%	11,418	2002
	8.126129	6.259448	-22.97%	12,243	2001
	10.000000	8.126129	-18.74%	25,017	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.297680	7.905032	-44.71%	0	2008
	11.916745	14.297680	19.98%	319	2007
	11.202161	11.916745	6.38%	326	2006
	10.210014	11.202161	9.72%	0	2005
	10.274404	10.210014	-0.63%	0	2004
	7.085688	10.274404	45.00%	0	2003
	10.000000	7.085688	-29.14%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.680325	2.584197	-44.79%	1,378	2008
	3.902724	4.680325	19.92%	1,378	2007
	3.672506	3.902724	6.27%	1,378	2006
	3.340536	3.672506	9.94%	1,378	2005
	3.370605	3.340536	-0.89%	1,378	2004
	2.334963	3.370605	44.35%	1,378	2003
	4.011291	2.334963	-41.79%	2,449	2002
	6.494235	4.011291	-38.23%	3,113	2001
	10.000000	6.494235	-35.06%	17,020	2000*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.600922	11.059094	-37.17%	248	2008
	16.829258	17.600922	4.59%	248	2007
	15.416025	16.829258	9.17%	0	2006
	14.103200	15.416025	9.31%	0	2005
	12.182950	14.103200	15.76%	0	2004
	10.000000	12.182950	21.83%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	28.476500	13.411091	-52.90%	1,776	2008
	22.563352	28.476500	26.21%	1,427	2007
	15.606584	22.563352	44.58%	585	2006
	11.994950	15.606584	30.11%	692	2005
	10.252980	11.994950	16.99%	773	2004
	7.732399	10.252980	32.60%	590	2003
	10.000000	7.732399	-22.68%	619	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.565770	7.798599	-52.92%	3,281	2008
	13.131471	16.565770	26.15%	3,281	2007
	9.086896	13.131471	44.51%	3,281	2006
	6.988123	9.086896	30.03%	3,281	2005
	5.974486	6.988123	16.97%	6,237	2004
	4.506173	5.974486	32.58%	6,237	2003
	6.159009	4.506173	-26.84%	6,237	2002
	8.162793	6.159009	-24.55%	8,459	2001
	10.000000	8.162793	-18.37%	11,348	2000*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	16.069848	10.651224	-33.72%	3,000	2008
	15.156623	16.069848	6.03%	3,059	2007
	12.762021	15.156623	18.76%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	19.143875	11.839077	-38.16%	2,113	2008
	18.090576	19.143875	5.82%	2,233	2007
	16.190246	18.090576	11.74%	2,469	2006
	15.155965	16.190246	6.82%	2,722	2005
	13.278896	15.155965	14.14%	4,808	2004
	10.226131	13.278896	29.85%	5,001	2003
	14.108196	10.226131	-27.52%	5,566	2002
	14.536223	14.108196	-2.94%	9,481	2001
	14.583938	14.536223	-0.33%	0	2000

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.524817	5.555476	-47.22%	0	2008
	10.348032	10.524817	1.71%	0	2007
	10.000000	10.348032	3.48%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	22.265530	12.425867	-44.19%	695	2008
	18.440518	22.265530	20.74%	695	2007
	16.313911	18.440518	13.04%	695	2006
	14.553346	16.313911	12.10%	695	2005
	12.696840	14.553346	14.62%	695	2004
	10.059629	12.696840	26.22%	695	2003
	14.446438	10.059629	-30.37%	695	2002
	19.455564	14.446438	-25.75%	723	2001
	21.331920	19.455564	-8.80%	1,092	2000

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	19.276868	9.043643	-53.09%	2,373	2008
	17.891745	19.276868	7.74%	2,888	2007
	16.174366	17.891745	10.62%	2,293	2006
	13.902722	16.174366	16.34%	1,769	2005
	11.857262	13.902722	17.25%	0	2004
	8.906424	11.857262	33.13%	0	2003
	11.914038	8.906424	-25.24%	0	2002
	12.442244	11.914038	-4.25%	0	2001
	12.536312	12.442244	-0.75%	0	2000

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.327502	5.501160	-46.73%	0	2008
	10.169770	10.327502	1.55%	0	2007
	10.000000	10.169770	1.70%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.530103	8.983830	-14.68%	2,161	2008
	10.199219	10.530103	3.24%	2,161	2007
	9.931551	10.199219	2.70%	2,161	2006
	9.933898	9.931551	-0.02%	2,161	2005
	10.002124	9.933898	-0.68%	2,161	2004
	10.000000	10.002124	0.02%	2,161	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	12.043892	7.183867	-40.35%	0	2008
	12.159478	12.043892	-0.95%	0	2007
	11.722254	12.159478	3.73%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.738047	8.795299	-40.32%	0	2008
	13.897962	14.738047	6.04%	0	2007
	12.402412	13.897962	12.06%	0	2006
	11.776812	12.402412	5.31%	0	2005
	10.549163	11.776812	11.64%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.935557	7.567959	-30.79%	0	2008
	10.455243	10.935557	4.59%	0	2007
	10.000000	10.455243	4.55%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.591896	9.407821	-11.18%	0	2008
	10.437325	10.591896	1.48%	0	2007
	10.000000	10.437325	4.37%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.101040	7.317716	-39.53%	0	2008
	10.737612	12.101040	12.70%	0	2007
	10.000000	10.737612	7.38%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.318398	6.222418	-45.02%	0	2008
	10.264514	11.318398	10.27%	0	2007
	10.000000	10.264514	2.65%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.796181	5.979217	-38.96%	0	2008
	10.000000	9.796181	-2.04%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.500192	10.290167	-29.03%	1,060	2008
	14.267463	14.500192	1.63%	1,060	2007
	13.088926	14.267463	9.00%	5,564	2006
	12.972189	13.088926	0.90%	8,182	2005
	11.955882	12.972189	8.50%	13,660	2004
	9.921909	11.955882	20.50%	14,151	2003
	9.753315	9.921909	1.73%	4,127	2002
	9.497186	9.753315	2.70%	22,890	2001
	10.505688	9.497186	-9.60%	0	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.568076	8.196988	-29.14%	0	2008
	11.378717	11.568076	1.66%	0	2007
	10.439233	11.378717	9.00%	0	2006
	10.000000	10.439233	4.39%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	33.184857	13.812777	-58.38%	0	2008
	23.132005	33.184857	43.46%	0	2007
	17.167614	23.132005	34.74%	0	2006
	13.133057	17.167614	30.72%	0	2005
	11.036792	13.133057	18.99%	0	2004
	6.776365	11.036792	62.87%	0	2003
	8.111518	6.776365	-16.46%	0	2002
	8.681644	8.111518	-6.57%	0	2001
	10.000000	8.681644	-13.18%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	36.691806	15.247993	-58.44%	1,873	2008
	25.581976	36.691806	43.43%	2,339	2007
	18.996097	25.581976	34.67%	2,341	2006
	14.529882	18.996097	30.74%	804	2005
	12.209330	14.529882	19.01%	0	2004
	7.498277	12.209330	62.83%	0	2003
	10.000000	7.498277	-25.02%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	20.951965	13.854588	-33.87%	0	2008
	17.660508	20.951965	18.64%	0	2007
	13.023618	17.660508	35.60%	0	2006
	12.410677	13.023618	4.94%	0	2005
	9.690988	12.410677	28.06%	0	2004
	7.919326	9.690988	22.37%	0	2003
	10.000000	7.919326	-20.81%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.563902	13.062257	-46.82%	747	2008
	19.604737	24.563902	25.30%	747	2007
	14.962124	19.604737	31.03%	0	2006
	11.662449	14.962124	28.29%	0	2005
	10.348693	11.662449	12.69%	0	2004
	7.759258	10.348693	33.37%	0	2003
	10.000000	7.759258	-22.41%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	19.798979	10.859682	-45.15%	0	2008
	16.757233	19.798979	18.15%	0	2007
	13.507203	16.757233	24.06%	0	2006
	11.484471	13.507203	17.61%	0	2005
	10.075073	11.484471	13.99%	0	2004
	7.513762	10.075073	34.09%	0	2003
	10.219036	7.513762	-26.47%	0	2002
	12.773009	10.219036	-20.00%	0	2001
	14.781243	12.773009	-13.59%	0	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.628401	14.609482	-45.14%	0	2008
	22.529507	26.628401	18.19%	0	2007
	18.170038	22.529507	23.99%	0	2006
	15.448981	18.170038	17.61%	0	2005
	13.553060	15.448981	13.99%	0	2004
	10.000000	13.553060	35.53%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.131922	-48.68%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.118329	-38.82%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.350701	-36.49%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.911463	-20.89%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.190018	-28.10%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.060605	-9.39%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.547472	-24.53%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.827311	-31.73%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.291069	-17.09%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.848830	-1.51%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.832816	-1.67%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.541322	9.827747	-47.00%	0	2008
	19.029099	18.541322	-2.56%	0	2007
	16.045220	19.029099	18.60%	0	2006
	14.644667	16.045220	9.56%	0	2005
	12.268146	14.644667	19.37%	0	2004
	8.800026	12.268146	39.41%	0	2003
	10.000000	8.800026	-12.00%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.600397	14.437885	6.16%	271	2008
	12.879601	13.600397	5.60%	271	2007
	12.646037	12.879601	1.85%	271	2006
	12.426052	12.646037	1.77%	271	2005
	12.210544	12.426052	1.76%	271	2004
	12.147237	12.210544	0.52%	271	2003
	11.106073	12.147237	9.37%	271	2002
	10.508016	11.106073	5.69%	271	2001
	9.473867	10.508016	10.92%	0	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	8.298523	5.012580	-39.60%	175	2008
	7.044463	8.298523	17.80%	192	2007
	6.732585	7.044463	4.63%	202	2006
	6.414387	6.732585	4.96%	210	2005
	6.017884	6.414387	6.59%	219	2004
	4.600232	6.017884	30.82%	228	2003
	6.548971	4.600232	-29.76%	236	2002
	9.247972	6.548971	-29.18%	249	2001
	12.772360	9.247972	-27.59%	284	2000

NVIT NVIT Health Sciences Fund: Class III- Q/NQ	14.566680	10.733050	-26.32%	0	2008
	13.055277	14.566680	11.58%	0	2007
	12.898297	13.055277	1.22%	0	2006
	12.070721	12.898297	6.86%	0	2005
	11.357455	12.070721	6.28%	0	2004
	8.426002	11.357455	34.79%	0	2003
	10.000000	8.426002	-15.74%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.703384	6.563605	-43.92%	0	2008
	10.857171	11.703384	7.79%	0	2007
	10.000000	10.857171	8.57%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.354325	9.556444	-37.76%	0	2008
	14.705289	15.354325	4.41%	0	2007
	12.767402	14.705289	15.18%	0	2006
	12.002712	12.767402	6.37%	0	2005
	10.681108	12.002712	12.37%	0	2004
	8.218945	10.681108	29.96%	0	2003
	10.000000	8.218945	-17.81%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.028901	11.140488	-7.39%	0	2008
	11.583512	12.028901	3.85%	0	2007
	11.071052	11.583512	4.63%	0	2006
	10.873912	11.071052	1.81%	0	2005
	10.543381	10.873912	3.13%	0	2004
	9.914588	10.543381	6.34%	0	2003
	10.000000	9.914588	-0.85%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.660867	10.339873	-24.31%	0	2008
	13.120417	13.660867	4.12%	0	2007
	11.955598	13.120417	9.74%	0	2006
	11.515594	11.955598	3.82%	0	2005
	10.667735	11.515594	7.95%	0	2004
	9.016631	10.667735	18.31%	0	2003
	10.000000	9.016631	-9.83%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.723058	9.954672	-32.39%	0	2008
	14.075186	14.723058	4.60%	0	2007
	12.468670	14.075186	12.88%	0	2006
	11.815958	12.468670	5.52%	0	2005
	10.696293	11.815958	10.47%	0	2004
	8.570137	10.696293	24.81%	0	2003
	10.000000	8.570137	-14.30%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.919773	10.816900	-16.28%	0	2008
	12.385198	12.919773	4.32%	0	2007
	11.590666	12.385198	6.85%	0	2006
	11.255804	11.590666	2.98%	0	2005
	10.658362	11.255804	5.61%	0	2004
	9.512081	10.658362	12.05%	0	2003
	10.000000	9.512081	-4.88%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	25.811450	16.161541	-37.39%	256	2008
	24.352351	25.811450	5.99%	256	2007
	22.485972	24.352351	8.30%	256	2006
	20.353296	22.485972	10.48%	256	2005
	17.845279	20.353296	14.05%	256	2004
	13.447730	17.845279	32.70%	26	2003
	16.111432	13.447730	-16.53%	26	2002
	16.566203	16.111432	-2.75%	26	2001
	14.589957	16.566203	13.55%	571	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.761601	11.829103	0.57%	13,073	2008
	11.389731	11.761601	3.26%	10,818	2007
	11.055984	11.389731	3.02%	2,388	2006
	10.926674	11.055984	1.18%	2,388	2005
	10.998203	10.926674	-0.65%	2,388	2004
	11.090636	10.998203	-0.83%	3,555	2003
	11.119112	11.090636	-0.26%	8,539	2002
	10.891167	11.119112	2.09%	10,306	2001
	10.422427	10.891167	4.50%	20,395	2000

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.400908	11.738054	-18.49%	6,750	2008
	13.967937	14.400908	3.10%	1,773	2007
	13.518819	13.967937	3.32%	1,866	2006
	13.424511	13.518819	0.70%	3,940	2005
	12.786566	13.424511	4.99%	8,196	2004
	11.572500	12.786566	10.49%	8,089	2003
	10.953304	11.572500	5.65%	11,629	2002
	10.668471	10.953304	2.67%	13,572	2001
	10.245290	10.668471	4.13%	9,951	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.080687	-39.19%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	22.125147	11.701327	-47.11%	368	2008
	21.813054	22.125147	1.43%	487	2007
	18.031528	21.813054	20.97%	725	2006
	16.327943	18.031528	10.43%	602	2005
	13.776777	16.327943	18.52%	368	2004
	10.000000	13.776777	37.77%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.302657	-36.97%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.286901	-37.13%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.209196	-37.91%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.692181	-33.08%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	16.793597	8.867311	-47.20%	1,155	2008
	15.528017	16.793597	8.15%	1,329	2007
	15.266316	15.528017	1.71%	1,338	2006
	14.330796	15.266316	6.53%	1,177	2005
	12.821504	14.330796	11.77%	2,595	2004
	9.689686	12.821504	32.32%	2,601	2003
	14.738777	9.689686	-34.26%	2,605	2002
	16.775454	14.738777	-12.14%	2,665	2001
	20.304522	16.775454	-17.38%	2,752	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	31.241186	20.888577	-33.14%	240	2008
	34.051054	31.241186	-8.25%	240	2007
	29.456548	34.051054	15.60%	887	2006
	28.997596	29.456548	1.58%	887	2005
	25.084829	28.997596	15.60%	887	2004
	16.227347	25.084829	54.58%	1,002	2003
	22.607355	16.227347	-28.22%	2,747	2002
	17.884672	22.607355	26.41%	7,348	2001
	16.318704	17.884672	9.60%	1,561	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.711600	16.880000	-39.09%	118	2008
	27.534538	27.711600	0.64%	118	2007
	24.936594	27.534538	10.42%	2,852	2006
	22.527605	24.936594	10.69%	4,182	2005
	19.205589	22.527605	17.30%	4,380	2004
	13.819838	19.205589	38.97%	4,425	2003
	16.962886	13.819838	-18.53%	4,621	2002
	18.451164	16.962886	-8.07%	4,887	2001
	17.191574	18.451164	7.33%	1,912	2000

NVIT NVIT Nationwide Fund: Class I - Q/NQ	14.814157	8.532324	-42.40%	23,133	2008
	13.896397	14.814157	6.60%	26,692	2007
	12.409166	13.896397	11.98%	26,658	2006
	11.719115	12.409166	5.89%	26,667	2005
	10.834968	11.719115	8.16%	26,635	2004
	8.622061	10.834968	25.67%	26,621	2003
	10.586142	8.622061	-18.55%	29,797	2002
	12.182869	10.586142	-13.11%	32,784	2001
	12.628895	12.182869	-3.53%	32,951	2000

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	18.057647	8.908321	-50.67%	400	2008
	16.426263	18.057647	9.93%	400	2007
	14.353066	16.426263	14.44%	400	2006
	13.203617	14.353066	8.71%	400	2005
	11.280331	13.203617	17.05%	400	2004
	9.113577	11.280331	23.78%	0	2003
	10.000000	9.113577	-8.86%	0	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.846962	-1.53%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.815152	1.933573	-49.32%	264	2008
	3.223804	3.815152	18.34%	290	2007
	2.942465	3.223804	9.56%	305	2006
	3.001143	2.942465	-1.96%	318	2005
	2.919387	3.001143	2.80%	332	2004
	1.908285	2.919387	52.98%	345	2003
	3.384294	1.908285	-43.61%	357	2002
	5.996363	3.384294	-43.56%	377	2001
	10.000000	5.996363	-40.04%	430	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	14.225227	7.207307	-49.33%	0	2008
	12.011106	14.225227	18.43%	0	2007
	10.971442	12.011106	9.48%	0	2006
	11.189794	10.971442	-1.95%	0	2005
	10.888566	11.189794	2.77%	0	2004
	7.119398	10.888566	52.94%	0	2003
	10.000000	7.119398	-28.81%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	16.284876	9.427118	-42.11%	0	2008
	13.497892	16.284876	20.65%	0	2007
	13.735472	13.497892	-1.73%	0	2006
	12.444811	13.735472	10.37%	0	2005
	11.230190	12.444811	10.82%	0	2004
	7.477365	11.230190	50.19%	0	2003
	10.000000	7.477365	-25.23%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.187082	8.188324	-37.91%	0	2008
	13.685555	13.187082	-3.64%	0	2007
	11.980731	13.685555	14.23%	932	2006
	11.661238	11.980731	2.74%	1,864	2005
	10.070517	11.661238	15.80%	1,864	2004
	7.774693	10.070517	29.53%	1,864	2003
	10.539153	7.774693	-26.23%	1,864	2002
	12.174767	10.539153	-13.43%	0	2001
	13.821079	12.174767	-11.91%	0	2000

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.591616	-44.08%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	19.014745	10.208982	-46.31%	17,239	2008
	16.904209	19.014745	12.49%	19,709	2007
	15.889314	16.904209	6.39%	22,894	2006
	15.340269	15.889314	3.58%	29,720	2005
	14.556280	15.340269	5.39%	31,635	2004
	11.279831	14.556280	29.05%	31,941	2003
	15.649321	11.279831	-27.92%	32,911	2002
	18.165855	15.649321	-13.85%	33,716	2001
	18.474301	18.165855	-1.67%	26,526	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.867724	13.477578	-41.06%	0	2008
	21.822967	22.867724	4.79%	160	2007
	18.815041	21.822967	15.99%	294	2006
	16.697062	18.815041	12.68%	2,208	2005
	14.214155	16.697062	17.47%	2,568	2004
	10.000000	14.214155	42.14%	2,900	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.327425	8.444970	-41.06%	3,103	2008
	13.675231	14.327425	4.77%	6,037	2007
	11.789981	13.675231	15.99%	14,516	2006
	10.465531	11.789981	12.66%	15,042	2005
	8.911680	10.465531	17.44%	18,689	2004
	6.322604	8.911680	40.95%	19,556	2003
	8.239576	6.322604	-23.27%	24,217	2002
	9.505903	8.239576	-13.32%	27,466	2001
	10.000000	9.505903	-4.94%	18,009	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.567120	1.990129	-79.20%	0	2008
	10.000000	9.567120	-4.33%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.342058	2.173660	-78.98%	0	2008
	10.505732	10.342058	-1.56%	0	2007
	10.000000	10.505732	5.06%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.460789	9.374830	-39.36%	21,974	2008
	15.024833	15.460789	2.90%	25,442	2007
	13.253841	15.024833	13.36%	25,940	2006
	12.689909	13.253841	4.44%	26,180	2005
	11.763806	12.689909	7.87%	27,745	2004
	9.419845	11.763806	24.88%	28,131	2003
	11.771303	9.419845	-19.98%	31,958	2002
	13.296520	11.771303	-11.47%	36,117	2001
	14.788879	13.296520	-10.09%	43,969	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.732608	5.962922	-38.73%	0	2008
	9.997565	9.732608	-2.65%	5,080	2007
	10.000000	9.997565	-0.02%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	17.290851	8.678735	-49.81%	1,022	2008
	16.501698	17.290851	4.78%	1,936	2007
	16.263170	16.501698	1.47%	1,894	2006
	14.690755	16.263170	10.70%	1,845	2005
	12.445509	14.690755	18.04%	2,827	2004
	10.055227	12.445509	23.77%	2,855	2003
	14.130362	10.055227	-28.84%	3,383	2002
	20.863367	14.130362	-32.27%	3,689	2001
	23.849355	20.863367	-12.52%	10,426	2000

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.683815	6.603239	-43.48%	0	2008
	10.540261	11.683815	10.85%	0	2007
	10.000000	10.540261	5.40%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.154915	7.006253	-37.19%	0	2008
	10.987066	11.154915	1.53%	0	2007
	10.000000	10.987066	9.87%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.620058	10.602707	-0.16%	0	2008
	10.241763	10.620058	3.69%	0	2007
	10.000000	10.241763	2.42%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.806679	9.563160	-11.51%	0	2008
	10.399424	10.806679	3.92%	0	2007
	10.000000	10.399424	3.99%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	32.261466	27.031931	-16.21%	98	2008
	30.731273	32.261466	4.98%	98	2007
	28.140902	30.731273	9.21%	98	2006
	25.437438	28.140902	10.63%	98	2005
	23.451931	25.437438	8.47%	98	2004
	18.610910	23.451931	26.01%	1,062	2003
	17.290213	18.610910	7.64%	317	2002
	15.936413	17.290213	8.50%	98	2001
	14.516616	15.936413	9.78%	67	2000

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.269525	5.387417	-47.54%	0	2008
	8.495782	10.269525	20.88%	0	2007
	7.888796	8.495782	7.69%	0	2006
	6.808374	7.888796	15.87%	0	2005
	5.681499	6.808374	19.83%	0	2004
	4.066580	5.681499	39.71%	0	2003
	5.994160	4.066580	-32.16%	0	2002
	8.605609	5.994160	-30.35%	0	2001
	10.000000	8.605609	-13.94%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	30.912524	18.918920	-38.80%	1,830	2008
	37.827574	30.912524	-18.28%	1,844	2007
	27.803974	37.827574	36.05%	1,852	2006
	24.101981	27.803974	15.36%	1,858	2005
	17.930553	24.101981	34.42%	1,866	2004
	13.230935	17.930553	35.52%	1,771	2003
	13.532141	13.230935	-2.23%	1,777	2002
	12.501983	13.532141	8.24%	1,788	2001
	12.033260	12.501983	3.90%	2,611	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.539927	10.608521	-65.26%	0	2008
	22.528407	30.539927	35.56%	0	2007
	16.382210	22.528407	37.52%	0	2006
	12.605738	16.382210	29.96%	0	2005
	10.000000	12.605738	26.06%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	60.431031	20.974288	-65.29%	659	2008
	44.562351	60.431031	35.61%	659	2007
	32.414752	44.562351	37.48%	659	2006
	24.917339	32.414752	30.09%	659	2005
	20.083913	24.917339	24.07%	659	2004
	13.216913	20.083913	51.96%	659	2003
	13.812362	13.216913	-4.31%	659	2002
	14.275487	13.812362	-3.24%	659	2001
	24.916384	14.275487	-42.71%	643	2000

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	32.733939	17.388052	-46.88%	0	2008
	22.857287	32.733939	43.21%	0	2007
	18.623055	22.857287	22.74%	0	2006
	12.463044	18.623055	49.43%	0	2005
	10.000000	12.463044	24.63%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	50.316098	26.713771	-46.91%	0	2008
	35.127563	50.316098	43.24%	0	2007
	28.630638	35.127563	22.69%	0	2006
	19.153438	28.630638	49.48%	0	2005
	15.644606	19.153438	22.43%	0	2004
	10.964166	15.644606	42.69%	0	2003
	11.450041	10.964166	-4.24%	0	2002
	12.974758	11.450041	-11.75%	0	2001
	11.817233	12.974758	9.80%	0	2000

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	13.011994	7.681230	-40.97%	0	2008
	12.383086	13.011994	5.08%	454	2007
	11.196668	12.383086	10.60%	649	2006
	10.530600	11.196668	6.33%	865	2005
	9.038605	10.530600	16.51%	1,125	2004
	6.694178	9.038605	35.02%	1,884	2003
	9.282194	6.694178	-27.88%	1,522	2002
	9.759650	9.282194	-4.89%	1,986	2001
	10.000000	9.759650	-2.40%	453	2000*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.527488	5.934668	-52.63%	0	2008
	12.548182	12.527488	-0.16%	0	2007
	11.279089	12.548182	11.25%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.994210	7.343252	-43.49%	0	2008
	11.807776	12.994210	10.05%	0	2007
	11.302400	11.807776	4.47%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.811811	7.713524	-47.92%	0	2008
	13.603656	14.811811	8.88%	0	2007
	11.879131	13.603656	14.52%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.882881	10.051813	-36.71%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.499777	11.147327	-3.06%	0	2008
	10.663455	11.499777	7.84%	1,033	2007
	10.656245	10.663455	0.07%	1,658	2006
	10.651623	10.656245	0.04%	1,033	2005
	10.219974	10.651623	4.22%	1,620	2004
	10.000000	10.219974	2.20%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.221926	9.807567	-35.57%	4,300	2008
	15.465441	15.221926	-1.57%	4,217	2007
	13.409003	15.465441	15.34%	5,372	2006
	13.010107	13.409003	3.07%	5,744	2005
	11.689405	13.010107	11.30%	5,865	2004
	9.174309	11.689405	27.41%	7,480	2003
	11.551890	9.174309	-20.58%	6,974	2002
	12.797950	11.551890	-9.74%	4,521	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	19.358592	10.520876	-45.65%	833	2008
	16.648726	19.358592	16.28%	833	2007
	13.518429	16.648726	23.16%	1,570	2006
	12.117584	13.518429	11.56%	1,663	2005
	10.704526	12.117584	13.20%	1,900	2004
	8.728132	10.704526	22.64%	2,231	2003
	11.128268	8.728132	-21.57%	2,958	2002
	15.953179	11.128268	-30.24%	2,274	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.817993	9.683601	-45.65%	615	2008
	15.323780	17.817993	16.28%	1,891	2007
	12.442593	15.323780	23.16%	2,166	2006
	11.168399	12.442593	11.41%	2,619	2005
	9.852618	11.168399	13.35%	2,771	2004
	8.033520	9.852618	22.64%	2,287	2003
	10.000000	8.033520	-19.66%	2,589	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.625020	7.917341	-25.48%	1,241	2008
	11.042287	10.625020	-3.78%	442	2007
	10.000000	11.042287	10.42%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.197158	7.030404	-42.36%	0	2008
	10.233219	12.197158	19.19%	0	2007
	10.740502	10.233219	-4.72%	0	2006
	10.672474	10.740502	0.64%	0	2005
	9.789838	10.672474	9.02%	0	2004
	7.957490	9.789838	23.03%	0	2003
	10.000000	7.957490	-20.43%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	19.798017	14.279047	-27.88%	7,968	2008
	21.190011	19.798017	-6.57%	9,729	2007
	18.129889	21.190011	16.88%	10,745	2006
	17.523098	18.129889	3.46%	10,425	2005
	15.559667	17.523098	12.62%	14,685	2004
	12.249189	15.559667	27.03%	14,273	2003
	14.232053	12.249189	-13.93%	19,121	2002
	12.807784	14.232053	11.12%	4,602	2001

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.120619	6.639579	-49.40%	2,560	2008
	9.530785	13.120619	37.67%	0	2007
	10.000000	9.530785	-4.69%	0	2006*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	15.337288	8.043921	-47.55%	0	2008
	16.213688	15.337288	-5.41%	0	2007
	14.539998	16.213688	11.51%	0	2006
	12.708974	14.539998	14.41%	0	2005
	10.935270	12.708974	16.22%	0	2004
	7.518453	10.935270	45.45%	0	2003
	11.592951	7.518453	-35.15%	0	2002
	16.494084	11.592951	-29.71%	0	2001

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	17.689487	10.273938	-41.92%	0	2008
	15.403857	17.689487	14.84%	0	2007
	13.179340	15.403857	16.88%	0	2006
	11.392661	13.179340	15.68%	0	2005
	10.080063	11.392661	13.02%	0	2004
	7.689031	10.080063	31.10%	0	2003
	9.746211	7.689031	-21.11%	0	2002
	12.731669	9.746211	-23.45%	0	2001

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	17.059263	10.722577	-37.15%	0	2008
	17.016535	17.059263	0.25%	0	2007
	14.474136	17.016535	17.57%	0	2006
	13.587410	14.474136	6.53%	0	2005
	12.388960	13.587410	9.67%	0	2004
	10.048782	12.388960	32.29%	0	2003
	13.265780	10.048780	-24.25%	0	2002
	13.342824	13.265780	-0.58%	0	2001

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.420003	9.812538	-31.95%	0	2008
	14.737340	14.420003	-2.15%	0	2007
	13.076669	14.737340	12.70%	0	2006
	12.379750	13.076669	5.63%	0	2005
	10.311541	12.379750	20.06%	5,299	2004
	7.597901	10.311541	35.72%	12,473	2003
	10.000000	7.597901	-24.02%	14,159	2002*

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	11.583691	7.481911	-35.41%	347	2008
	10.911525	11.583691	6.16%	326	2007
	10.143929	10.911525	7.57%	316	2006
	9.938626	10.143929	2.07%	288	2005
	9.499959	9.938626	4.62%	275	2004
	7.654150	9.499959	24.12%	268	2003
	10.936572	7.654150	-30.01%	244	2002
	14.342049	10.936572	-23.74%	213	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.654133	9.072925	-38.09%	5,841	2008
	14.135644	14.654133	3.67%	7,044	2007
	12.424711	14.135644	13.77%	7,065	2006
	12.048127	12.424711	3.13%	14,164	2005
	11.055229	12.048127	8.98%	30,898	2004
	8.743455	11.055229	26.44%	36,563	2003
	11.433642	8.743455	-23.53%	37,117	2002
	13.219073	11.433642	-13.51%	8,402	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	14.979668	10.394501	-30.61%	2,740	2008
	14.196462	14.979668	5.52%	2,729	2007
	12.373260	14.196462	14.74%	3,836	2006
	12.034289	12.373260	2.82%	3,808	2005
	11.630648	12.034289	3.47%	3,799	2004
	9.744716	11.630648	19.35%	3,941	2003
	11.878721	9.744716	-17.96%	5,210	2002
	13.298747	11.878721	-10.68%	2,694	2001

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.985894	9.751164	-2.35%	0	2008
	10.291629	9.985894	-2.97%	0	2007
	10.000000	10.291629	2.92%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.612057	12.430716	-8.68%	5,208	2008
	13.114438	13.612057	3.79%	6,733	2007
	12.782592	13.114438	2.60%	5,975	2006
	12.810509	12.782592	-0.22%	7,000	2005
	12.551247	12.810509	2.07%	8,858	2004
	12.176693	12.551247	3.08%	12,560	2003
	11.309545	12.176693	7.67%	15,603	2002
	10.630687	11.309545	6.39%	3,271	2001

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	23.267756	13.151764	-43.48%	5,781	2008
	20.104112	23.267756	15.74%	6,136	2007
	18.289700	20.104112	9.92%	6,260	2006
	15.890209	18.289700	15.10%	5,081	2005
	13.986657	15.890209	13.61%	7,160	2004
	11.062836	13.986657	26.43%	7,806	2003
	12.400091	11.062836	-10.78%	9,579	2002
	14.365961	12.400091	-13.68%	2,230	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.432461	6.032463	-55.09%	442	2008
	9.364090	13.432461	43.45%	0	2007
	10.000000	9.364090	-6.36%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.439229	9.841661	-43.57%	7,818	2008
	17.458770	17.439229	-0.11%	9,342	2007
	14.760062	17.458770	18.28%	10,235	2006
	14.168390	14.760062	4.18%	11,131	2005
	12.914155	14.168390	9.71%	17,568	2004
	10.068066	12.914155	28.27%	18,572	2003
	12.314799	10.068066	-18.24%	21,161	2002
	13.173869	12.314799	-6.52%	2,456	2001

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.234050	8.290592	-26.20%	0	2008
	10.498392	11.234050	7.01%	0	2007
	10.000000	10.498392	4.98%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.412998	7.564266	-33.72%	0	2008
	10.518347	11.412998	8.51%	0	2007
	10.000000	10.518347	5.18%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.542938	7.040431	-39.01%	0	2008
	10.538472	11.542938	9.53%	0	2007
	10.000000	10.538472	5.38%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	12.114380	5.362252	-55.74%	0	2008
	9.996390	12.114380	21.19%	0	2007
	9.637319	9.996390	3.73%	0	2006
	8.987214	9.637319	7.23%	0	2005
	8.522420	8.987214	5.45%	696	2004
	6.672816	8.522420	27.72%	615	2003
	8.676041	6.672816	-23.09%	661	2002
	10.295564	8.676041	-15.73%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	15.490725	8.050949	-48.03%	2,030	2008
	12.396773	15.490725	24.96%	6,736	2007
	11.791270	12.396773	5.14%	7,656	2006
	11.327678	11.791270	4.09%	8,155	2005
	11.136737	11.327678	1.71%	27,126	2004
	8.514851	11.136737	30.79%	24,183	2003
	12.384853	8.514851	-31.25%	26,883	2002
	15.284127	12.384853	-18.97%	1,602	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.402019	8.416032	-26.19%	2,125	2008
	11.277015	11.402019	1.11%	2,701	2007
	10.297247	11.277015	9.51%	2,806	2006
	10.196357	10.297247	0.99%	2,322	2005
	9.456304	10.196357	7.83%	3,242	2004
	7.560980	9.456304	25.07%	3,770	2003
	7.408079	7.560980	2.06%	4,299	2002
	8.537159	7.408079	-13.23%	17,758	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.786127	7.231511	-26.10%	533	2008
	10.000000	9.786127	-2.14%	203	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.020864	10.492401	-4.80%	0	2008
	10.737396	11.020864	2.64%	0	2007
	10.451062	10.737396	2.74%	0	2006
	10.393570	10.451062	0.55%	0	2005
	10.114979	10.393570	2.75%	300	2004
	10.000000	10.114979	1.15%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.196312	6.671050	-40.42%	0	2008
	9.843302	11.196312	13.75%	0	2007
	10.000000	9.843302	-1.57%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	20.517005	11.344108	-44.71%	0	2008
	17.772964	20.517005	15.44%	0	2007
	15.297418	17.772964	16.18%	0	2006
	13.053223	15.297418	17.19%	0	2005
	11.676982	13.053223	11.79%	0	2004
	8.278081	11.676982	41.06%	0	2003
	10.550644	8.278081	-21.54%	926	2002
	13.606956	10.550644	-22.46%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	19.135070	10.577575	-44.72%	0	2008
	16.573237	19.135070	15.46%	0	2007
	14.264458	16.573237	16.19%	60	2006
	12.176620	14.264458	17.15%	60	2005
	10.891962	12.176620	11.79%	2,021	2004
	7.718997	10.891962	41.11%	2,062	2003
	10.000000	7.718997	-22.81%	2,030	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.601198	7.502620	-51.91%	0	2008
	15.000119	15.601198	4.01%	0	2007
	13.105208	15.000119	14.46%	0	2006
	12.972801	13.105208	1.02%	0	2005
	11.554180	12.972801	12.28%	192	2004
	7.433831	11.554180	55.43%	419	2003
	10.000000	7.433831	-25.66%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.347958	7.862729	-30.71%	6,271	2008
	11.104529	11.347958	2.19%	5,569	2007
	10.000000	11.104529	11.05%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.752789	6.434554	-34.02%	0	2008
	10.143557	9.752789	-3.85%	0	2007
	10.000000	10.143557	1.44%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.589253	-34.11%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.506531	6.296301	-53.38%	0	2008
	10.655440	13.506531	26.76%	0	2007
	10.000000	10.655440	6.55%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.329457	7.238892	-41.29%	0	2008
	10.843323	12.329457	13.71%	0	2007
	10.000000	10.843323	8.43%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	11.412418	11.938945	4.61%	882	2008
	10.435795	11.412418	9.36%	882	2007
	10.000000	10.435795	4.36%	594	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.205869	9.345851	-34.21%	965	2008
	14.077968	14.205869	0.91%	965	2007
	12.231867	14.077968	15.09%	965	2006
	11.370133	12.231867	7.58%	965	2005
	10.000000	11.370133	13.70%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.428589	6.268928	-45.15%	8,628	2008
	8.492349	11.428589	34.58%	12,514	2007
	7.901043	8.492349	7.48%	14,648	2006
	7.126209	7.901043	10.87%	14,657	2005
	6.132757	7.126209	16.20%	15,764	2004
	5.178331	6.132757	18.43%	16,033	2003
	6.253323	5.178331	-17.19%	18,154	2002
	8.122329	6.253323	-23.01%	5,055	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.256608	7.878316	-44.74%	0	2008
	11.888578	14.256608	19.92%	120	2007
	11.181353	11.888578	6.33%	133	2006
	10.196210	11.181353	9.66%	0	2005
	10.265717	10.196210	-0.68%	589	2004
	7.083279	10.265717	44.93%	575	2003
	10.000000	7.083279	-29.17%	136	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.661468	2.572472	-44.81%	0	2008
	3.888995	4.661468	19.86%	0	2007
	3.661446	3.888995	6.21%	0	2006
	3.332166	3.661446	9.88%	0	2005
	3.363865	3.332166	-0.94%	0	2004
	2.331479	3.363865	44.28%	0	2003
	4.007355	2.331479	-41.82%	1,207	2002
	6.491188	4.007355	-38.26%	0	2001

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.559274	11.027305	-37.20%	0	2008
	16.798006	17.559274	4.53%	0	2007
	15.395190	16.798006	9.11%	0	2006
	14.091268	15.395190	9.25%	0	2005
	12.178822	14.091268	15.70%	0	2004
	10.000000	12.178822	21.79%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	28.394698	13.365756	-52.93%	136	2008
	22.510007	28.394698	26.14%	151	2007
	15.577572	22.510007	44.50%	177	2006
	11.978709	15.577572	30.04%	240	2005
	10.244286	11.978709	16.93%	257	2004
	7.729765	10.244286	32.53%	278	2003
	10.000000	7.729765	-22.70%	247	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.499263	7.763332	-52.95%	0	2008
	13.085427	16.499263	26.09%	0	2007
	9.059618	13.085427	44.44%	0	2006
	6.970674	9.059618	29.97%	0	2005
	5.962587	6.970674	16.91%	0	2004
	4.499478	5.962587	32.52%	0	2003
	6.152979	4.499478	-26.87%	0	2002
	8.158972	6.152979	-24.59%	383	2001

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.243699	10.098507	-33.75%	0	2008
	14.384752	15.243699	5.97%	0	2007
	12.118222	14.384752	18.70%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	19.054203	11.777626	-38.19%	672	2008
	18.015019	19.054203	5.77%	672	2007
	16.130788	18.015019	11.68%	1,172	2006
	15.107957	16.130788	6.77%	1,172	2005
	13.243553	15.107957	14.08%	5,724	2004
	10.204085	13.243553	29.79%	9,262	2003
	14.084942	10.204085	-27.55%	8,430	2002
	14.519679	14.084942	-2.99%	0	2001

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.515911	5.547951	-47.24%	0	2008
	10.344546	10.515911	1.66%	0	2007
	10.000000	10.344546	3.45%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	22.161214	12.361353	-44.22%	0	2008
	18.363480	22.161214	20.68%	77	2007
	16.253984	18.363480	12.98%	154	2006
	14.507227	16.253984	12.04%	160	2005
	12.663026	14.507227	14.56%	4,110	2004
	10.037926	12.663026	26.15%	4,115	2003
	14.422615	10.037926	-30.40%	4,820	2002
	19.433420	14.422615	-25.78%	0	2001

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	19.186615	8.996714	-53.11%	690	2008
	17.817070	19.186615	7.69%	1,624	2007
	16.115010	17.817070	10.56%	1,651	2006
	13.858698	16.115010	16.28%	1,633	2005
	11.825710	13.858698	17.19%	1,867	2004
	8.887227	11.825710	33.06%	2,157	2003
	11.894405	8.887227	-25.28%	2,006	2002
	12.428094	11.894405	-4.29%	1,029	2001

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.318755	5.493696	-46.76%	0	2008
	10.166351	10.318755	1.50%	0	2007
	10.000000	10.166351	1.66%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.505182	8.958025	-14.73%	0	2008
	10.180267	10.505182	3.19%	860	2007
	9.918119	10.180267	2.64%	1,152	2006
	9.925486	9.918119	-0.07%	1,448	2005
	9.998725	9.925486	-0.73%	3,577	2004
	10.000000	9.998725	-0.01%	131	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.868982	8.268264	-40.38%	0	2008
	14.009236	13.868982	-1.00%	0	2007
	13.512331	14.009236	3.68%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.082459	8.399779	-40.35%	0	2008
	13.286513	14.082459	5.99%	0	2007
	11.862757	13.286513	12.00%	0	2006
	11.270076	11.862757	5.26%	0	2005
	10.000000	11.270076	12.70%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.926297	7.557697	-30.83%	0	2008
	10.451726	10.926297	4.54%	0	2007
	10.000000	10.451726	4.52%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.582931	9.395078	-11.22%	0	2008
	10.433824	10.582931	1.43%	0	2007
	10.000000	10.433824	4.34%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.090799	7.307804	-39.56%	0	2008
	10.734006	12.090799	12.64%	0	2007
	10.000000	10.734006	7.34%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.308815	6.213995	-45.05%	0	2008
	10.261053	11.308815	10.21%	0	2007
	10.000000	10.261053	2.61%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.792857	5.974146	-38.99%	0	2008
	10.000000	9.792857	-2.07%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.432295	10.236784	-29.07%	0	2008
	14.207908	14.432295	1.58%	0	2007
	13.040874	14.207908	8.95%	0	2006
	12.931102	13.040874	0.85%	581	2005
	11.924059	12.931102	8.45%	3,243	2004
	9.900524	11.924059	20.44%	3,260	2003
	9.737236	9.900524	1.68%	1,740	2002
	9.486372	9.737236	2.64%	13,181	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.552447	8.181762	-29.18%	330	2008
	11.369143	11.552447	1.61%	404	2007
	10.435727	11.369143	8.94%	384	2006
	10.000000	10.435727	4.36%	563	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	33.063004	13.755036	-58.40%	0	2008
	23.058810	33.063004	43.39%	0	2007
	17.121952	23.058810	34.67%	0	2006
	13.104750	17.121952	30.65%	0	2005
	11.018589	13.104750	18.93%	0	2004
	6.768606	11.018589	62.79%	0	2003
	8.106355	6.768606	-16.50%	0	2002
	8.680573	8.106355	-6.61%	0	2001

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	36.586463	15.196467	-58.46%	46	2008
	25.521530	36.586463	43.36%	92	2007
	18.960812	25.521530	34.60%	128	2006
	14.510224	18.960812	30.67%	170	2005
	12.198995	14.510224	18.95%	649	2004
	7.495729	12.198995	62.75%	649	2003
	10.000000	7.495729	-25.04%	1,288	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	20.889061	13.805969	-33.91%	0	2008
	17.616464	20.889061	18.58%	0	2007
	12.997702	17.616464	35.54%	0	2006
	12.392247	12.997702	4.89%	0	2005
	9.681501	12.392247	28.00%	0	2004
	7.915587	9.681501	22.31%	0	2003
	10.000000	7.915587	-20.84%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.493336	13.018102	-46.85%	2,638	2008
	19.558384	24.493336	25.23%	0	2007
	14.934305	19.558384	30.96%	0	2006
	11.646653	14.934305	28.23%	0	2005
	10.339912	11.646653	12.64%	1,594	2004
	7.756602	10.339912	33.30%	1,282	2003
	10.000000	7.756602	-22.43%	1,282	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	19.706262	10.803329	-45.18%	0	2008
	16.687268	19.706262	18.09%	0	2007
	13.457619	16.687268	24.00%	0	2006
	11.448092	13.457619	17.55%	0	2005
	10.048253	11.448092	13.93%	0	2004
	7.497562	10.048253	34.02%	0	2003
	10.202185	7.497562	-26.51%	0	2002
	12.758477	10.202185	-20.04%	0	2001

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.565458	14.567530	-45.16%	0	2008
	22.487719	26.565458	18.13%	0	2007
	18.145506	22.487719	23.93%	0	2006
	15.435931	18.145506	17.55%	0	2005
	13.548477	15.435931	13.93%	0	2004
	10.000000	13.548477	35.48%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.130170	-48.70%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.116244	-38.84%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.348539	-36.51%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.908776	-20.91%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.187575	-28.12%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.057536	-9.42%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.544912	-24.55%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.824993	-31.75%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.288260	-17.12%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.845494	-1.55%	905	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.829489	-1.71%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.485638	9.793235	-47.02%	0	2008
	18.981633	18.485638	-2.61%	0	2007
	16.013293	18.981633	18.54%	0	2006
	14.622915	16.013293	9.51%	0	2005
	12.256137	14.622915	19.31%	0	2004
	8.795864	12.256137	39.34%	0	2003
	10.000000	8.795864	-12.04%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.536704	14.362980	6.10%	2,774	2008
	12.825824	13.536704	5.54%	4,023	2007
	12.599616	12.825824	1.80%	1,927	2006
	12.386709	12.599616	1.72%	3,344	2005
	12.178075	12.386709	1.71%	3,108	2004
	12.121079	12.178075	0.47%	3,210	2003
	11.087778	12.121079	9.32%	7,241	2002
	10.496056	11.087778	5.64%	1,039	2001

NVIT NVIT Growth Fund: Class I - Q/NQ	8.259649	4.986558	-39.63%	0	2008
	7.015054	8.259649	17.74%	0	2007
	6.707862	7.015054	4.58%	0	2006
	6.394073	6.707862	4.91%	0	2005
	6.001871	6.394073	6.53%	0	2004
	4.590315	6.001871	30.75%	0	2003
	6.538172	4.590315	-29.79%	0	2002
	9.237443	6.538172	-29.22%	0	2001

NVIT NVIT Health Sciences Fund: Class III- Q/NQ	14.522885	10.695345	-26.36%	0	2008
	13.022665	14.522885	11.52%	114	2007
	12.872588	13.022665	1.17%	122	2006
	12.052762	12.872588	6.80%	0	2005
	11.346316	12.052762	6.23%	0	2004
	8.422011	11.346316	34.72%	0	2003
	10.000000	8.422011	-15.78%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.693487	6.554722	-43.95%	0	2008
	10.853520	11.693487	7.74%	0	2007
	10.000000	10.853520	8.54%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.308184	9.522873	-37.79%	2,288	2008
	14.668581	15.308184	4.36%	2,288	2007
	12.741978	14.668581	15.12%	0	2006
	11.984875	12.741978	6.32%	0	2005
	10.670649	11.984875	12.32%	0	2004
	8.215054	10.670649	29.89%	0	2003
	10.000000	8.215054	-17.85%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.992742	11.101361	-7.43%	0	2008
	11.554601	11.992742	3.79%	0	2007
	11.049006	11.554601	4.58%	1,967	2006
	10.857746	11.049006	1.76%	1,967	2005
	10.533052	10.857746	3.08%	1,967	2004
	9.909889	10.533052	6.29%	10,633	2003
	10.000000	9.909899	-0.90%	2,015	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.619819	10.303566	-24.35%	27,122	2008
	13.087664	13.619819	4.07%	22,231	2007
	11.931793	13.087664	9.69%	18,587	2006
	11.498473	11.931793	3.77%	11,568	2005
	10.657265	11.498473	7.89%	6,521	2004
	9.012363	10.657265	18.25%	6,843	2003
	10.000000	9.012363	-9.88%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.678830	9.919721	-32.42%	11,150	2008
	14.040065	14.678830	4.55%	11,525	2007
	12.443859	14.040065	12.83%	11,641	2006
	11.798411	12.443859	5.47%	11,547	2005
	10.685816	11.798411	10.41%	0	2004
	8.566085	10.685816	24.75%	2,299	2003
	10.000000	8.566085	-14.34%	2,216	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.880912	10.778891	-16.32%	1,190	2008
	12.354247	12.880912	4.26%	1,190	2007
	11.567555	12.354247	6.80%	3,250	2006
	11.239043	11.567555	2.92%	3,250	2005
	10.647898	11.239043	5.55%	3,250	2004
	9.507569	10.647898	11.99%	2,440	2003
	10.000000	9.507569	-4.92%	2,010	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	25.690552	16.077655	-37.42%	4,974	2008
	24.250660	25.690552	5.94%	6,176	2007
	22.403405	24.250660	8.25%	6,318	2006
	20.288824	22.403405	10.42%	5,889	2005
	17.797782	20.288824	14.00%	11,776	2004
	13.418734	17.797782	32.63%	10,415	2003
	16.084876	13.418734	-16.58%	8,840	2002
	16.547367	16.084876	-2.79%	626	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.706507	11.767718	0.52%	24,409	2008
	11.342165	11.706507	3.21%	25,015	2007
	11.015384	11.342165	2.97%	25,799	2006
	10.892063	11.015384	1.13%	26,830	2005
	10.968931	10.892063	-0.70%	21,596	2004
	11.066732	10.968931	-0.88%	5,812	2003
	11.100780	11.066732	-0.31%	9,770	2002
	10.878760	11.100780	2.04%	11,219	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.333485	11.677180	-18.53%	878	2008
	13.909639	14.333485	3.05%	1,852	2007
	13.469205	13.909639	3.27%	1,868	2006
	13.382009	13.469205	0.65%	3,006	2005
	12.752538	13.382009	4.94%	3,297	2004
	11.547565	12.752538	10.43%	2,394	2003
	10.935239	11.547565	5.60%	4,223	2002
	10.656316	10.935239	2.62%	554	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.078619	-39.21%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	22.072817	11.667697	-47.14%	41	2008
	21.772574	22.072817	1.38%	765	2007
	18.007172	21.772574	20.91%	798	2006
	16.314137	18.007172	10.38%	398	2005
	13.772107	16.314137	18.46%	0	2004
	10.000000	13.772107	37.72%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.300524	-36.99%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.284757	-37.15%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.207089	-37.93%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.689909	-33.10%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	16.719936	8.823919	-47.23%	3,581	2008
	15.467798	16.719936	8.10%	3,684	2007
	15.214808	15.467798	1.66%	3,684	2006
	14.289660	15.214808	6.47%	3,678	2005
	12.791193	14.289660	11.71%	3,822	2004
	9.671672	12.791193	32.25%	236	2003
	14.718863	9.671672	-34.29%	733	2002
	16.761357	14.718863	-12.19%	0	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	31.094922	20.780205	-33.17%	4,505	2008
	33.908952	31.094922	-8.30%	4,783	2007
	29.348465	33.908952	15.54%	4,862	2006
	28.905822	29.348465	1.53%	4,857	2005
	25.018122	28.905822	15.54%	7,523	2004
	16.192394	25.018122	54.51%	7,817	2003
	22.570133	16.192394	-28.26%	7,700	2002
	17.864340	22.570133	26.34%	391	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.581842	16.792408	-39.12%	2,857	2008
	27.419590	27.581842	0.59%	3,195	2007
	24.845062	27.419590	10.36%	3,191	2006
	22.456273	24.845062	10.64%	3,035	2005
	19.154484	22.456273	17.24%	3,758	2004
	13.790055	19.154484	38.90%	3,962	2003
	16.934952	13.790055	-18.57%	3,901	2002
	18.430186	16.934952	-8.11%	814	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	14.744782	8.488044	-42.43%	9,116	2008
	13.838380	14.744782	6.55%	9,710	2007
	12.363615	13.838380	11.93%	9,669	2006
	11.682001	12.363615	5.83%	10,025	2005
	10.806133	11.682001	8.11%	10,256	2004
	8.603482	10.806133	25.60%	10,171	2003
	10.568710	8.603482	-18.59%	10,190	2002
	12.169023	10.568710	-13.15%	10,668	2001

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	18.003353	8.877015	-50.69%	0	2008
	16.385241	18.003353	9.88%	0	2007
	14.324469	16.385241	14.39%	0	2006
	13.183976	14.324469	8.65%	0	2005
	11.269271	13.183976	16.99%	0	2004
	9.109258	11.269271	23.71%	0	2003
	10.000000	9.109258	-8.91%	522	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.843634	-1.56%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.801112	1.925470	-49.34%	0	2008
	3.213573	3.801112	18.28%	0	2007
	2.934614	3.213573	9.51%	0	2006
	2.994660	2.934614	-2.01%	0	2005
	2.914558	2.994660	2.75%	0	2004
	1.906091	2.914558	52.91%	0	2003
	3.382136	1.906091	-43.64%	0	2002
	5.995625	3.382136	-43.59%	0	2001

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	14.184359	7.182941	-49.36%	0	2008
	11.982716	14.184359	18.37%	0	2007
	10.951058	11.982716	9.42%	0	2006
	11.174663	10.951058	-2.00%	0	2005
	10.879360	11.174663	2.71%	0	2004
	7.116977	10.879360	52.86%	0	2003
	10.000000	7.116977	-28.83%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	16.235926	9.393992	-42.14%	0	2008
	13.464193	16.235926	20.59%	0	2007
	13.708128	13.464193	-1.78%	0	2006
	12.426323	13.708128	10.32%	0	2005
	11.219200	12.426323	10.76%	335	2004
	7.473837	11.219200	50.11%	561	2003
	10.000000	7.473837	-25.26%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.125312	8.145827	-37.94%	0	2008
	13.628411	13.125312	-3.69%	1,209	2007
	11.936752	13.628411	14.17%	1,209	2006
	11.624315	11.936752	2.69%	498	2005
	10.043723	11.624315	15.74%	498	2004
	7.757941	10.043723	29.46%	0	2003
	10.521790	7.757941	-26.27%	0	2002
	12.160926	10.521790	-13.48%	0	2001

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.589702	-44.10%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	18.925714	10.156003	-46.34%	9,135	2008
	16.833637	18.925714	12.43%	15,039	2007
	15.830998	16.833637	6.33%	19,020	2006
	15.291700	15.830998	3.53%	18,442	2005
	14.517548	15.291700	5.33%	18,643	2004
	11.255526	14.517548	28.98%	18,282	2003
	15.623539	11.255526	-27.96%	17,828	2002
	18.145209	15.623539	-13.90%	11,395	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.813666	13.438879	-41.09%	0	2008
	21.782493	22.813666	4.73%	987	2007
	18.789648	21.782493	15.93%	1,021	2006
	16.682960	18.789648	12.63%	1,054	2005
	14.209351	16.682960	17.41%	2,076	2004
	10.000000	14.209351	42.09%	4,630	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.271766	8.407890	-41.09%	3,906	2008
	13.629059	14.271766	4.72%	3,906	2007
	11.756121	13.629059	15.93%	3,906	2006
	10.440758	11.756121	12.60%	3,906	2005
	8.895100	10.440758	17.38%	7,568	2004
	6.314040	8.895100	40.88%	8,605	2003
	8.232600	6.314040	-23.30%	19,656	2002
	9.502715	8.232600	-13.37%	1,966	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.563886	1.988444	-79.21%	0	2008
	10.000000	9.563886	-4.36%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.333299	2.170717	-78.99%	0	2008
	10.502191	10.333299	-1.61%	0	2007
	10.000000	10.502191	5.02%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.388393	9.326193	-39.39%	1,122	2008
	14.962113	15.388393	2.85%	1,441	2007
	13.205210	14.962113	13.30%	2,202	2006
	12.649738	13.205210	4.39%	3,819	2005
	11.732516	12.649738	7.82%	4,562	2004
	9.399555	11.732516	24.82%	5,361	2003
	11.751920	9.399555	-20.02%	6,348	2002
	13.281403	11.751920	-11.52%	2,359	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.724370	5.954845	-38.76%	0	2008
	9.994196	9.724370	-2.70%	0	2007
	10.000000	9.994196	-0.06%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	17.209838	8.633683	-49.83%	5,941	2008
	16.432771	17.209838	4.73%	9,835	2007
	16.203447	16.432771	1.42%	9,835	2006
	14.644219	16.203447	10.65%	9,965	2005
	12.412379	14.644219	17.98%	9,965	2004
	10.033548	12.412379	23.71%	4,024	2003
	14.107081	10.033548	-28.88%	4,024	2002
	20.839650	14.107081	-32.31%	0	2001

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.673904	6.594283	-43.51%	0	2008
	10.536702	11.673904	10.79%	573	2007
	10.000000	10.536702	5.37%	764	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.145496	6.996774	-37.22%	0	2008
	10.983371	11.145496	1.48%	0	2007
	10.000000	10.983371	9.83%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.611026	10.588317	-0.21%	15,682	2008
	10.238277	10.611026	3.64%	0	2007
	10.000000	10.238277	2.38%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.797546	9.550224	-11.55%	0	2008
	10.395936	10.797546	3.86%	0	2007
	10.000000	10.395936	3.96%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	32.110447	26.891737	-16.25%	0	2008
	30.603032	32.110447	4.93%	0	2007
	28.037652	30.603032	9.15%	0	2006
	25.356933	28.037652	10.57%	0	2005
	23.389566	25.356933	8.41%	274	2004
	18.570832	23.389566	25.95%	384	2003
	17.261739	18.570832	7.58%	435	2002
	15.918288	17.261739	8.44%	0	2001

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.229590	5.363742	-47.57%	3,201	2008
	8.467069	10.229590	20.82%	3,382	2007
	7.866116	8.467069	7.64%	5,709	2006
	6.792239	7.866116	15.81%	6,308	2005
	5.670913	6.792239	19.77%	6,879	2004
	4.061066	5.670913	39.64%	7,797	2003
	5.989084	4.061066	-32.19%	10,857	2002
	8.602719	5.989084	-30.38%	4,009	2001

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	30.767842	18.820759	-38.83%	1,102	2008
	37.669761	30.767842	-18.32%	1,017	2007
	27.701981	37.669761	35.98%	1,017	2006
	24.025710	27.701981	15.30%	1,017	2005
	17.882880	24.025710	34.35%	1,281	2004
	13.202435	17.882880	35.45%	2,153	2003
	13.509845	13.202435	-2.28%	1,118	2002
	12.487759	13.509845	8.18%	0	2001

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.483292	10.583445	-65.28%	0	2008
	22.498101	30.483292	35.49%	0	2007
	16.368454	22.498101	37.45%	0	2006
	12.601515	16.368454	29.89%	0	2005
	10.000000	12.601515	26.02%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	60.148122	20.865450	-65.31%	753	2008
	44.376351	60.148122	35.54%	753	2007
	32.295777	44.376351	37.41%	753	2006
	24.838435	32.295777	30.02%	753	2005
	20.030473	24.838435	24.00%	753	2004
	13.188423	20.030473	51.88%	753	2003
	13.789595	13.188423	-4.36%	753	2002
	14.259243	13.789595	-3.29%	753	2001

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	32.673221	17.346970	-46.91%	0	2008
	22.826527	32.673221	43.14%	0	2007
	18.607412	22.826527	22.67%	0	2006
	12.458870	18.607412	49.35%	0	2005
	10.000000	12.458870	24.59%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	50.080524	26.575168	-46.94%	0	2008
	34.980940	50.080524	43.17%	0	2007
	28.525563	34.980940	22.63%	0	2006
	19.092790	28.525563	49.40%	0	2005
	15.602972	19.092790	22.37%	0	2004
	10.940542	15.602972	42.62%	0	2003
	11.431171	10.940542	-4.29%	0	2002
	12.959993	11.431171	-11.80%	0	2001

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.961461	7.647506	-41.00%	2,138	2008
	12.341291	12.961461	5.03%	2,138	2007
	11.164518	12.341291	10.54%	3,080	2006
	10.505672	11.164518	6.27%	3,281	2005
	9.021800	10.505672	16.45%	6,010	2004
	6.685114	9.021800	34.95%	6,463	2003
	9.274332	6.685114	-27.92%	7,186	2002
	9.756374	9.274332	-4.94%	2,138	2001

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.491500	5.914600	-52.65%	0	2008
	12.518519	12.491500	-0.22%	0	2007
	11.258131	12.518519	11.20%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.956910	7.318439	-43.52%	0	2008
	11.779890	12.956910	9.99%	0	2007
	11.281422	11.779890	4.42%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.784302	7.695275	-47.95%	0	2008
	13.585319	14.784302	8.83%	0	2007
	11.869134	13.585319	14.46%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.837244	10.017824	-36.75%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.472534	11.115274	-3.11%	0	2008
	10.643627	11.472534	7.79%	0	2007
	10.641817	10.643627	0.02%	0	2006
	10.642589	10.641817	-0.01%	0	2005
	10.216492	10.642589	4.17%	0	2004
	10.000000	10.216492	2.16%	0	2003

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.150584	9.756634	-35.60%	0	2008
	15.400828	15.150584	-1.62%	0	2007
	13.359736	15.400828	15.28%	0	2006
	12.968874	13.359736	3.01%	0	2005
	11.658279	12.968874	11.24%	0	2004
	9.154526	11.658279	27.35%	0	2003

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	19.267971	10.466302	-45.68%	0	2008
	16.579251	19.267971	16.22%	0	2007
	13.468827	16.579251	23.09%	0	2006
	12.079221	13.468827	11.50%	0	2005
	10.676053	12.079221	13.14%	0	2004
	8.709328	10.676053	22.58%	0	2003

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.766815	9.650868	-45.68%	0	2008
	15.287576	17.766815	16.22%	0	2007
	12.419484	15.287576	23.09%	0	2006
	11.153296	12.419484	11.35%	0	2005
	9.844280	11.153296	13.30%	0	2004
	8.030782	9.844280	22.58%	0	2003

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.616031	7.906617	-25.52%	0	2008
	11.038582	10.616031	-3.83%	0	2007
	10.000000	11.038582	10.39%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.162112	7.006638	-42.39%	0	2008
	10.209023	12.162112	19.13%	0	2007
	10.720535	10.209023	-4.77%	0	2006
	10.658021	10.720535	0.59%	0	2005
	9.781540	10.658021	8.96%	0	2004
	7.954778	9.781540	22.96%	0	2003

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	19.705270	14.204930	-27.91%	0	2008
	21.101512	19.705270	-6.62%	0	2007
	18.063317	21.101512	16.82%	0	2006
	17.467591	18.063317	3.41%	0	2005
	15.518266	17.467591	12.56%	0	2004
	12.222795	15.518266	26.96%	0	2003

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.109516	6.630575	-49.42%	0	2008
	9.527574	13.109516	37.60%	0	2007
	10.000000	9.527574	-4.72%	0	2006*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	15.265381	8.002133	-47.58%	0	2008
	16.145913	15.265381	-5.45%	0	2007
	14.486558	16.145913	11.45%	0	2006
	12.668677	14.486558	14.35%	0	2005
	10.906133	12.668677	16.16%	0	2004
	7.502227	10.906133	45.37%	0	2003

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	17.606576	10.220585	-41.95%	0	2008
	15.339479	17.606576	14.78%	0	2007
	13.130907	15.339479	16.82%	0	2006
	11.356540	13.130907	15.62%	0	2005
	10.053206	11.356540	12.96%	0	2004
	7.672436	10.053206	31.03%	0	2003

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	16.979367	10.666929	-37.18%	0	2008
	16.945489	16.979367	0.20%	0	2007
	14.420996	16.945489	17.51%	0	2006
	13.544372	14.420996	6.47%	0	2005
	21.355985	13.544372	9.62%	0	2004
	10.027117	12.355985	23.23%	0	2003

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.378592	9.779387	-31.99%	0	2008
	14.702514	14.378592	-2.20%	0	2007
	13.052374	14.702514	12.64%	0	2006
	12.363005	13.052374	5.58%	0	2005
	10.302820	12.363005	20.00%	0	2004
	7.595316	10.302820	35.65%	0	2003

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	11.529422	7.443071	-35.44%	0	2008
	10.865963	11.529422	6.11%	0	2007
	10.106683	10.865963	7.51%	0	2006
	9.907140	10.106683	2.01%	0	2005
	9.474668	9.907140	4.56%	0	2004
	7.637651	9.474668	24.05%	0	2003

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.585446	9.025801	-38.12%	112	2008
	14.076570	14.585446	3.62%	503	2007
	12.379057	14.076570	13.71%	526	2006
	12.009933	12.379057	3.07%	613	2005
	11.025774	12.009933	8.93%	703	2004
	8.724586	11.025774	26.38%	799	2003

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	14.909523	10.340571	-30.64%	0	2008
	14.137200	14.909523	5.46%	0	2007
	12.327848	14.137200	14.68%	0	2006
	11.996198	12.327848	2.76%	0	2005
	11.599710	11.996198	3.42%	0	2004
	9.723715	11.599710	19.29%	0	2003

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.977420	9.737944	-2.40%	0	2008
	10.288158	9.977420	-3.02%	0	2007
	10.000000	10.288158	2.88%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.552311	12.369872	-8.72%	0	2008
	13.063536	13.552311	3.74%	0	2007
	12.739427	13.063536	2.54%	0	2006
	12.773711	12.739427	-0.27%	0	2005
	12.521545	12.773711	2.01%	0	2004
	12.154048	12.521545	3.02%	0	2003

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	23.158696	13.083461	-43.51%	100	2008
	20.020089	23.158696	15.68%	429	2007
	18.222498	20.020089	9.86%	448	2006
	15.839841	18.222498	15.04%	507	2005
	13.949406	15.839841	13.55%	573	2004
	11.038967	13.949406	26.37%	647	2003

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.421070	6.024270	-55.11%	0	2008
	9.360928	13.421070	43.37%	0	2007
	10.000000	9.360928	-6.39%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.357577	9.790590	-43.59%	101	2008
	17.385893	17.357577	-0.16%	449	2007
	14.705887	17.385893	18.22%	470	2006
	14.123525	14.705887	4.12%	541	2005
	12.879796	14.123525	9.66%	619	2004
	10.046372	12.879796	28.20%	701	2003

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.224535	8.279353	-26.24%	0	2008
	10.494851	11.224535	6.95%	0	2007
	10.000000	10.494851	4.95%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.403328	7.554008	-33.76%	0	2008
	10.514805	11.403328	8.45%	0	2007
	10.000000	10.514805	5.15%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.533156	7.030879	-39.04%	0	2008
	10.534920	11.533156	9.48%	0	2007
	10.000000	10.534920	5.35%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	12.057582	5.334388	-55.76%	0	2008
	9.954596	12.057582	21.13%	0	2007
	9.601897	9.954596	3.67%	0	2006
	8.958732	9.601897	7.18%	0	2005
	8.499719	8.958732	5.40%	0	2004
	6.658420	8.499719	27.65%	0	2003

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	15.418206	8.009173	-48.05%	109	2008
	12.345038	15.418206	24.89%	485	2007
	11.748014	12.345038	5.08%	507	2006
	11.291830	11.748014	4.04%	602	2005
	11.107117	11.291830	1.66%	699	2004
	8.496503	11.107117	30.73%	797	2003

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.348609	8.372353	-26.23%	0	2008
	11.229923	11.348609	1.06%	0	2007
	10.259436	11.229923	9.46%	0	2006
	10.164065	10.259436	0.94%	0	2005
	9.431127	10.164065	7.77%	0	2004
	7.544684	9.431127	25.00%	0	2003

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.782807	7.225384	-26.14%	0	2008
	10.000000	9.782807	-2.17%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.994792	10.462273	-4.84%	0	2008
	10.717458	10.994792	2.59%	0	2007
	10.436937	10.717458	2.69%	0	2006
	10.384779	10.436937	0.50%	0	2005
	10.111553	10.384779	2.70%	0	2004
	10.000000	10.111553	1.12%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.186819	6.662004	-40.45%	0	2008
	9.839985	11.186819	13.69%	0	2007
	10.000000	9.839985	-1.60%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	20.420848	11.285190	-44.74%	0	2008
	17.698704	20.420848	15.38%	0	2007
	15.241215	17.698704	16.12%	0	2006
	13.011854	15.241215	17.13%	0	2005
	11.645888	13.011854	11.73%	0	2004
	8.260228	11.645888	40.99%	0	2003

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	19.080088	10.541812	-44.75%	0	2008
	16.534063	19.080088	15.40%	0	2007
	14.237947	16.534063	16.13%	0	2006
	12.160149	14.237947	17.09%	0	2005
	10.882746	12.160149	11.74%	0	2004
	7.716368	10.882746	41.03%	0	2003

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.556357	7.477240	-51.93%	0	2008
	14.964645	15.556357	3.95%	0	2007
	13.080838	14.964645	14.40%	0	2006
	12.955237	13.080838	0.97%	0	2005
	11.544394	12.955237	12.22%	0	2004
	7.431305	11.544394	55.35%	0	2003

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.338348	7.852078	-30.75%	0	2008
	11.100789	11.338348	2.14%	0	2007
	10.000000	11.100789	11.01%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.744526	6.425835	-34.06%	0	2008
	10.140131	9.744526	-3.90%	0	2007
	10.000000	10.140131	1.40%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.587021	-34.13%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.495083	6.287761	-53.41%	0	2008
	10.651851	13.495083	26.69%	0	2007
	10.000000	10.651851	6.52%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.319021	7.229077	-41.32%	0	2008
	10.839679	12.319021	13.65%	0	2007
	10.000000	10.839679	8.40%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	11.402754	11.922782	4.56%	0	2008
	10.432283	11.402754	9.30%	0	2007
	10.000000	10.432283	4.32%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.179487	9.323754	-34.24%	0	2008
	14.059007	14.179487	0.86%	0	2007
	12.221585	14.059007	15.03%	0	2006
	11.366319	12.221585	7.52%	0	2005
	10.000000	11.366319	13.66%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.382719	6.240588	-45.17%	0	2008
	8.462578	11.382719	34.51%	0	2007
	7.877344	8.462578	7.43%	0	2006
	7.108411	7.877344	10.82%	0	2005
	6.120554	7.108411	16.14%	0	2004
	5.170642	6.120554	18.37%	0	2003

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.215620	7.851660	-44.77%	0	2008
	11.860451	14.215620	19.86%	0	2007
	11.160543	11.860451	6.27%	0	2006
	10.182376	11.160543	9.61%	0	2005
	10.257004	10.182376	-0.73%	0	2004
	7.080856	10.257004	44.86%	0	2003

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.642758	2.560843	-44.84%	0	2008
	3.875357	4.642758	19.80%	0	2007
	3.650452	3.875357	6.16%	0	2006
	3.323846	3.650452	9.83%	0	2005
	3.357170	3.323846	-0.99%	0	2004
	2.328014	3.357170	44.21%	0	2003

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.517750	10.995628	-37.23%	0	2008
	16.766841	17.517750	4.48%	0	2007
	15.374397	16.766841	9.06%	0	2006
	14.079355	15.374397	9.20%	0	2005
	12.174698	14.079355	15.64%	0	2004
	10.000000	12.174698	21.75%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	28.313138	13.320575	-52.95%	0	2008
	22.456808	28.313138	26.08%	0	2007
	15.548617	22.456808	44.43%	0	2006
	11.962481	15.548617	29.98%	0	2005
	10.235608	11.962481	16.87%	0	2004
	7.727134	10.235608	32.46%	0	2003

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.432956	7.728195	-52.97%	0	2008
	13.039486	16.432956	26.02%	0	2007
	9.032380	13.039486	44.36%	0	2006
	6.953235	9.032380	29.90%	0	2005
	5.950696	6.953235	16.85%	0	2004
	4.492787	5.950696	32.45%	0	2003

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.199863	10.064340	-33.79%	0	2008
	14.350718	15.199863	5.92%	0	2007
	12.095679	14.350718	18.64%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	18.964959	11.716490	-38.22%	0	2008
	17.939803	18.964959	5.71%	0	2007
	16.071562	17.939803	11.62%	0	2006
	15.060109	16.071562	6.72%	0	2005
	13.208305	15.060109	14.02%	0	2004
	10.182084	13.208305	29.72%	0	2003

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.506997	5.540432	-47.27%	0	2008
	10.341055	10.506997	1.60%	0	2007
	10.000000	10.341055	3.41%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	22.057366	12.297163	-44.25%	0	2008
	18.286759	22.057366	20.62%	0	2007
	16.194277	18.286759	12.92%	0	2006
	14.461252	16.194277	11.98%	0	2005
	12.629313	14.461252	14.51%	0	2004
	10.016277	12.629313	26.09%	0	2003

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	19.096698	8.949982	-53.13%	0	2008
	17.742630	19.096698	7.63%	0	2007
	16.055808	17.742630	10.51%	0	2006
	13.814765	16.055808	16.22%	0	2005
	11.794211	13.814765	17.13%	0	2004
	8.868057	11.794211	33.00%	0	2003

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.310009	5.486248	-46.79%	0	2008
	10.162920	10.310009	1.45%	0	2007
	10.000000	10.162920	1.63%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.480296	8.932255	-14.77%	0	2008
	10.161335	10.480296	3.14%	0	2007
	9.904696	10.161335	2.59%	0	2006
	9.917071	9.904696	-0.12%	0	2005
	9.995324	9.917071	-0.78%	0	2004
	10.000000	9.995324	-0.05%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.829095	8.240292	-40.41%	0	2008
	13.976079	13.829095	-1.05%	0	2007
	13.487189	13.976079	3.62%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.056308	8.379915	-40.38%	0	2008
	13.268612	14.056308	5.94%	0	2007
	11.852772	13.268612	11.95%	0	2006
	11.266289	11.852772	5.21%	0	2005
	10.000000	11.266289	12.66%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.917058	7.547477	-30.87%	0	2008
	10.448212	10.917058	4.49%	0	2007
	10.000000	10.448212	4.48%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.573953	9.382348	-11.27%	0	2008
	10.430304	10.573953	1.38%	0	2007
	10.000000	10.430304	4.30%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.080556	7.297903	-39.59%	0	2008
	10.730389	12.080556	12.58%	0	2007
	10.000000	10.730389	7.30%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.299224	6.205551	-45.08%	0	2008
	10.257600	11.299224	10.15%	0	2007
	10.000000	10.257600	2.58%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.789543	5.969082	-39.03%	0	2008
	10.000000	9.789543	-2.10%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.364668	10.183633	-29.11%	0	2008
	14.148553	14.364668	1.53%	0	2007
	12.992981	14.148553	8.89%	0	2006
	12.890147	12.992981	0.80%	0	2005
	11.892325	12.890147	8.39%	0	2004
	9.879176	11.892325	20.38%	0	2003

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.536825	8.166545	-29.21%	0	2008
	11.359568	11.536825	1.56%	0	2007
	10.432214	11.359568	8.89%	0	2006
	10.000000	10.432214	4.32%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	32.941605	13.697545	-58.42%	0	2008
	22.985864	32.941605	43.31%	0	2007
	17.076429	22.985864	34.61%	0	2006
	13.076523	17.076429	30.59%	0	2005
	11.000440	13.076523	18.87%	0	2004
	6.760886	11.000440	62.71%	0	2003

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	36.481374	15.145084	-58.49%	0	2008
	25.461205	36.481374	43.28%	0	2007
	18.925563	25.461205	34.53%	0	2006
	14.490577	18.925563	30.61%	0	2005
	12.188660	14.490577	18.89%	0	2004
	7.493172	12.188660	62.66%	0	2003

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	20.826261	13.757467	-33.94%	0	2008
	17.572461	20.826261	18.52%	0	2007
	12.971798	17.572461	35.47%	0	2006
	12.373818	12.971798	4.83%	0	2005
	9.672009	12.373818	27.93%	0	2004
	7.911840	9.672009	22.25%	0	2003

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.422976	12.974091	-46.88%	0	2008
	19.512150	24.422976	25.17%	0	2007
	14.906551	19.512150	30.90%	0	2006
	11.630897	14.906551	28.16%	0	2005
	10.331173	11.630897	12.58%	0	2004
	7.753975	10.331173	33.24%	0	2003

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	19.613938	10.747242	-45.21%	0	2008
	16.617558	19.613938	18.03%	0	2007
	13.408175	16.617558	23.94%	0	2006
	11.411811	13.408175	17.49%	0	2005
	10.021510	11.411811	13.87%	0	2004
	7.481395	10.021510	33.95%	0	2003

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.502591	14.525655	-45.19%	0	2008
	22.445955	26.502591	18.07%	0	2007
	18.120974	22.445955	23.87%	0	2006
	15.422868	18.120974	17.49%	0	2005
	13.543884	15.422868	13.87%	0	2004
	10.000000	13.543884	35.44%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.128430	-48.72%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.114157	-38.86%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.346384	-36.54%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.906100	-20.94%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.185138	-28.15%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.054467	-9.46%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.542347	-24.58%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.822678	-31.77%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.285451	-17.15%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.842156	-1.58%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.826168	-1.74%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.430052	9.758808	-47.05%	0	2008
	18.934225	18.430052	-2.66%	0	2007
	15.981399	18.934225	18.48%	0	2006
	14.601183	15.981399	9.45%	0	2005
	12.244135	14.601183	19.25%	0	2004
	8.791707	12.244135	39.27%	0	2003

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.473320	14.288471	6.05%	0	2008
	12.772282	13.473320	5.49%	0	2007
	12.553370	12.772282	1.74%	0	2006
	12.347500	12.553370	1.67%	0	2005
	12.145681	12.347500	1.66%	0	2004
	12.094979	12.145681	0.42%	0	2003

NVIT NVIT Growth Fund: Class I - Q/NQ	8.220945	4.960659	-39.66%	0	2008
	6.985741	8.220945	17.68%	0	2007
	6.683217	6.985741	4.53%	0	2006
	6.373790	6.683217	4.85%	0	2005
	5.985870	6.373790	6.48%	0	2004
	4.580410	5.985870	30.68%	0	2003

NVIT NVIT Health Sciences Fund: Class III- Q/NQ	14.479203	10.657757	-26.39%	0	2008
	12.990119	14.479203	11.46%	0	2007
	12.846932	12.990119	1.11%	0	2006
	12.034828	12.846932	6.75%	0	2005
	11.335187	12.034828	6.17%	0	2004
	8.418014	11.335187	34.65%	0	2003

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.683575	6.545828	-43.97%	0	2008
	10.849859	11.683575	7.68%	0	2007
	10.000000	10.849859	8.50%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.262171	9.489423	-37.82%	0	2008
	14.631960	15.262171	4.31%	0	2007
	12.716604	14.631960	15.06%	0	2006
	11.967058	12.716604	6.26%	0	2005
	10.660201	11.967058	12.26%	0	2004
	8.211169	10.660201	29.83%	0	2003

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.956703	11.062388	-7.48%	0	2008
	11.525753	11.956703	3.74%	0	2007
	11.027002	11.525753	4.52%	0	2006
	10.841616	11.027002	1.71%	0	2005
	10.522733	10.841616	3.03%	0	2004
	9.905214	10.522733	6.23%	0	2003

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.578871	10.267363	-24.39%	0	2008
	13.054979	13.578871	4.01%	0	2007
	11.908017	13.054979	9.63%	917	2006
	11.481376	11.908017	3.72%	917	2005
	10.646835	11.481376	7.84%	917	2004
	9.008104	10.646835	18.19%	917	2003

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.634701	9.884870	-32.46%	0	2008
	14.005009	14.634701	4.50%	0	2007
	12.419064	14.005009	12.77%	0	2006
	11.780866	12.419064	5.42%	0	2005
	10.675348	11.780866	10.36%	0	2004
	8.562027	10.675348	24.68%	0	2003

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.842197	10.741025	-16.36%	3,099	2008
	12.323405	12.842197	4.21%	3,099	2007
	11.544509	12.323405	6.75%	3,099	2006
	11.222329	11.544509	2.87%	3,099	2005
	10.637462	11.222329	5.50%	3,099	2004
	9.503076	10.637462	11.94%	3,099	2003

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	25.570254	15.994221	-37.45%	0	2008
	24.149432	25.570254	5.88%	0	2007
	22.321192	24.149432	8.19%	0	2006
	20.224594	22.321192	10.37%	0	2005
	17.750446	20.224594	13.94%	0	2004
	13.389824	17.750446	32.57%	0	2003

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.651639	11.706618	0.47%	0	2008
	11.294770	11.651639	3.16%	0	2007
	10.974911	11.294770	2.91%	0	2006
	10.857538	10.974911	1.08%	0	2005
	10.939717	10.857538	-0.75%	0	2004
	11.042864	10.939717	-0.93%	0	2003

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.266311	11.616550	-18.57%	0	2008
	13.851522	14.266311	2.99%	0	2007
	13.419727	13.851522	3.22%	0	2006
	13.339610	13.419727	0.60%	0	2005
	12.718597	13.339610	4.88%	0	2004
	11.522667	12.718597	10.38%	0	2003

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.076553	-39.23%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	22.020598	11.634171	-47.17%	0	2008
	21.732167	22.020598	1.33%	0	2007
	17.982850	21.732167	20.85%	0	2006
	16.300341	17.982850	10.32%	0	2005
	13.767448	16.300341	18.40%	0	2004
	10.000000	13.767448	37.67%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.298373	-37.02%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.282625	-37.17%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.204977	-37.95%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.687632	-33.12%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	16.646531	8.780713	-47.25%	0	2008
	15.407749	16.646531	8.04%	0	2007
	15.163424	15.407749	1.61%	0	2006
	14.248614	15.163424	6.42%	0	2005
	12.760922	14.248614	11.66%	0	2004
	9.653687	12.760922	32.19%	0	2003

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	30.949250	20.672323	-33.21%	0	2008
	33.767343	30.949250	-8.35%	0	2007
	29.240705	33.767343	15.48%	0	2006
	28.814275	29.240705	1.48%	0	2005
	24.951544	28.814275	15.48%	0	2004
	16.157486	24.951544	54.43%	0	2003

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.452618	16.705232	-39.15%	0	2008
	27.305066	27.452618	0.54%	0	2007
	24.753824	27.305066	10.31%	0	2006
	22.385127	24.753824	10.58%	0	2005
	19.103495	22.385127	17.18%	0	2004
	13.760315	19.103495	38.83%	0	2003

NVIT NVIT Nationwide Fund: Class I - Q/NQ	14.675695	8.443977	-42.46%	0	2008
	13.780579	14.675695	6.50%	0	2007
	12.318206	13.780579	11.87%	0	2006
	11.644990	12.318206	5.78%	0	2005
	10.777358	11.644990	8.05%	0	2004
	8.584915	10.777358	25.54%	0	2003

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	17.949209	8.845808	-50.72%	0	2008
	16.344306	17.949209	9.82%	0	2007
	14.295917	16.344306	14.33%	0	2006
	13.164368	14.295917	8.60%	0	2005
	11.258218	13.164368	16.93%	0	2004
	9.104949	11.258218	23.65%	0	2003

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.840303	-1.60%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.787163	1.917421	-49.37%	0	2008
	3.203426	3.787163	18.22%	0	2007
	2.926827	3.203426	9.45%	0	2006
	2.988221	2.926827	-2.05%	0	2005
	2.909762	2.988221	2.70%	0	2004
	1.903920	2.909762	52.83%	0	2003

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	14.143613	7.158663	-49.39%	0	2008
	11.954384	14.143613	18.31%	0	2007
	10.930693	11.954384	9.37%	0	2006
	11.159534	10.930693	-2.05%	0	2005
	10.870138	11.159534	2.66%	0	2004
	7.114557	10.870138	52.79%	0	2003

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	16.187096	9.360975	-42.17%	0	2008
	13.430555	16.187096	20.52%	0	2007
	13.680809	13.430555	-1.83%	0	2006
	12.407830	13.680809	10.26%	0	2005
	11.208181	12.407830	10.70%	0	2004
	7.470286	11.208181	50.04%	0	2003

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.063813	8.103526	-37.97%	0	2008
	13.571478	13.063813	-3.74%	0	2007
	11.892899	13.571478	14.11%	0	2006
	11.587479	11.892899	2.64%	0	2005
	10.016970	11.587479	15.68%	0	2004
	7.741201	10.016970	29.40%	0	2003

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.587798	-44.12%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	18.837030	10.103262	-46.36%	0	2008
	16.763314	18.837030	12.37%	0	2007
	15.772843	16.763314	6.28%	0	2006
	15.243243	15.772843	3.47%	0	2005
	14.478903	15.243243	5.28%	0	2004
	11.231257	14.478903	28.92%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.759649	13.400233	-41.12%	0	2008
	21.742014	22.759649	4.68%	0	2007
	18.764224	21.742014	15.87%	0	2006
	16.668829	18.764224	12.57%	0	2005
	14.204530	16.668829	17.35%	0	2004
	10.000000	14.204530	42.05%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.216315	8.370969	-41.12%	0	2008
	13.583024	14.216315	4.66%	0	2007
	11.722343	13.583024	15.87%	0	2006
	10.416023	11.722343	12.54%	0	2005
	8.878533	10.416023	17.32%	0	2004
	6.305481	8.878533	40.81%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.560634	1.986750	-79.22%	0	2008
	10.000000	9.560634	-4.39%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.324542	2.167769	-79.00%	0	2008
	10.498653	10.324542	-1.66%	0	2007
	10.000000	10.498653	4.99%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.316318	9.277785	-39.43%	0	2008
	14.899636	15.316318	2.80%	0	2007
	13.156712	14.899636	13.25%	0	2006
	12.609661	13.156712	4.34%	0	2005
	11.701284	12.609661	7.76%	0	2004
	9.379287	11.701284	24.76%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.716144	5.946778	-38.79%	0	2008
	9.990835	9.716144	-2.75%	0	2007
	10.000000	9.990835	-0.09%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	17.129200	8.588847	-49.86%	0	2008
	16.364120	17.129200	4.68%	0	2007
	16.143935	16.364120	1.36%	0	2006
	14.597814	16.143935	10.59%	0	2005
	12.379330	14.597814	17.92%	0	2004
	10.011907	12.379330	23.65%	0	2003

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.664029	6.585343	-43.54%	0	2008
	10.533157	11.664029	10.74%	0	2007
	10.000000	10.533157	5.33%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.136039	6.987280	-37.26%	0	2008
	10.979668	11.136039	1.42%	0	2007
	10.000000	10.979668	9.80%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.601996	10.573933	-0.26%	0	2008
	10.234786	10.601996	3.59%	0	2007
	10.000000	10.234786	2.35%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.788393	9.537279	-11.60%	0	2008
	10.392434	10.788393	3.81%	0	2007
	10.000000	10.392434	3.92%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	31.960149	26.752279	-16.29%	0	2008
	30.475338	31.960149	4.87%	0	2007
	27.934804	30.475338	9.09%	0	2006
	25.276707	27.934804	10.52%	0	2005
	23.327390	25.276707	8.36%	0	2004
	18.530862	23.327390	25.88%	0	2003

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.189834	5.340162	-47.59%	0	2008
	8.438463	10.189834	20.75%	0	2007
	7.843520	8.438463	7.59%	0	2006
	6.776155	7.843520	15.75%	0	2005
	5.660359	6.776155	19.71%	0	2004
	4.055570	5.660359	39.57%	0	2003

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	30.623664	18.723006	-38.86%	0	2008
	37.512402	30.623664	-18.36%	0	2007
	27.600208	37.512402	35.91%	0	2006
	23.949574	27.600208	15.24%	0	2005
	17.835262	23.949574	34.28%	0	2004
	13.173972	17.835262	35.38%	0	2003

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.426723	10.558416	-65.30%	0	2008
	22.467806	30.426723	35.42%	0	2007
	16.354684	22.467806	37.38%	0	2006
	12.597286	16.354684	29.83%	0	2005
	10.000000	12.597286	25.97%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	59.866379	20.757117	-65.33%	0	2008
	44.191018	59.866379	35.47%	0	2007
	32.177181	44.191018	37.34%	0	2006
	24.759748	32.177181	29.96%	0	2005
	19.977155	24.759748	23.94%	0	2004
	13.159985	19.977155	51.80%	0	2003

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	32.612600	17.305968	-46.93%	0	2008
	22.795807	32.612600	43.06%	0	2007
	18.591770	22.795807	22.61%	0	2006
	12.454684	18.591770	49.28%	0	2005
	10.000000	12.454684	24.55%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	49.845964	26.437223	-46.96%	0	2008
	34.834877	49.845964	43.09%	0	2007
	28.420842	34.834877	22.57%	0	2006
	19.032313	28.420842	49.33%	0	2005
	15.561436	19.032313	22.30%	0	2004
	10.916950	15.561436	42.54%	0	2003

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.911112	7.613926	-41.03%	0	2008
	12.299621	12.911112	4.97%	0	2007
	11.132470	12.299621	10.48%	0	2006
	10.480821	11.132470	6.22%	0	2005
	9.005020	10.480821	16.39%	0	2004
	6.676060	9.005020	34.89%	0	2003

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.455580	5.894586	-52.68%	0	2008
	12.488897	12.455580	-0.27%	0	2007
	11.237173	12.488897	11.14%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.919640	7.293671	-43.55%	0	2008
	11.752005	12.919640	9.94%	0	2007
	11.260416	11.752005	4.37%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.756829	7.677053	-47.98%	0	2008
	13.567015	14.756829	8.77%	0	2007
	11.859145	13.567015	14.40%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.791750	9.983965	-36.78%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.445340	11.083295	-3.16%	2,731	2008
	10.623823	11.445340	7.73%	357	2007
	10.627401	10.623823	-0.03%	690	2006
	10.633557	10.627401	-0.06%	690	2005
	10.213008	10.633557	4.12%	690	2004
	10.000000	10.213008	2.13%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.079630	9.706000	-35.64%	5,981	2008
	15.336528	15.079630	-1.68%	9,571	2007
	13.310693	15.336528	15.22%	9,571	2006
	12.927802	13.310693	2.96%	9,571	2005
	11.627252	12.927802	11.19%	5,981	2004
	9.134791	11.627252	27.29%	5,981	2003
	11.513844	9.134791	-20.66%	5,981	2002
	12.768846	11.513844	-9.83%	5,981	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	19.177624	10.411917	-45.71%	1,263	2008
	16.509933	19.177624	16.16%	1,263	2007
	13.419312	16.509933	23.03%	1,263	2006
	12.040921	13.419312	11.45%	1,262	2005
	10.647602	12.040921	13.09%	1,262	2004
	8.690538	10.647602	22.52%	1,262	2003
	11.091611	8.690538	-21.65%	11,470	2002
	15.916904	11.091611	-30.32%	188	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.715714	9.618208	-45.71%	0	2008
	15.251380	17.715714	16.16%	0	2007
	12.396360	15.251380	23.03%	0	2006
	11.138173	12.396360	11.30%	0	2005
	9.835934	11.138173	13.24%	0	2004
	8.028048	9.835934	22.52%	0	2003
	10.000000	8.028048	-19.72%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.607030	7.895892	-25.56%	0	2008
	11.034859	10.607030	-3.88%	0	2007
	10.000000	11.034859	10.35%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.127120	6.982920	-42.42%	3,119	2008
	10.184858	12.127120	19.07%	3,586	2007
	10.700584	10.184858	-4.82%	3,340	2006
	10.643580	10.700584	0.54%	4,241	2005
	9.773254	10.643580	8.91%	4,425	2004
	7.952075	9.773254	22.90%	4,425	2003
	10.000000	7.952075	-20.48%	3,537	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	19.612934	14.131173	-27.95%	1,003	2008
	21.013380	19.612934	-6.66%	3,992	2007
	17.996978	21.013380	16.76%	4,247	2006
	17.412261	17.996978	3.36%	4,229	2005
	15.476950	17.412261	12.50%	1,593	2004
	12.196439	15.476950	26.90%	2,044	2003
	14.185172	12.196439	-14.02%	9,613	2002
	12.778642	14.185172	11.01%	403	2001

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.098414	6.621582	-49.45%	206	2008
	9.524358	13.098414	37.53%	206	2007
	10.000000	9.524358	-4.76%	0	2006*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	15.193867	7.960582	-47.61%	0	2008
	16.078476	15.193867	-5.50%	0	2007
	14.433354	16.078476	11.40%	0	2006
	12.628537	14.433354	14.29%	0	2005
	10.877095	12.628537	16.10%	0	2004
	7.486045	10.877095	45.30%	0	2003
	11.554752	7.486045	-35.21%	0	2002
	16.456572	11.554752	-29.79%	0	2001

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	17.524020	10.167479	-41.98%	0	2008
	15.275351	17.524020	14.72%	0	2007
	13.082639	15.275351	16.76%	0	2006
	11.320526	13.082639	15.57%	0	2005
	10.026413	11.320526	12.91%	0	2004
	7.655883	10.026413	30.96%	0	2003
	9.714079	7.655883	-21.19%	0	2002
	12.702702	9.714079	-23.53%	0	2001

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	16.899750	10.611504	-37.21%	0	2008
	16.874645	16.899750	0.15%	0	2007
	14.367990	16.874645	17.45%	0	2006
	13.501434	14.367990	6.42%	0	2005
	12.323079	13.501434	9.56%	0	2004
	10.005487	12.323079	23.16%	0	2003
	13.222072	10.005487	-24.33%	0	2002
	13.312463	13.222072	-0.68%	0	2001

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.337260	9.746305	-32.02%	0	2008
	14.667756	14.337260	-2.25%	0	2007
	13.028113	14.667756	12.59%	0	2006
	12.346278	13.028113	5.52%	0	2005
	10.294104	12.346278	19.94%	3,997	2004
	7.592743	10.294104	35.58%	0	2003
	10.000000	7.592743	-24.07%	0	2002*

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	11.475348	7.404379	-35.48%	0	2008
	10.820520	11.475348	6.05%	0	2007
	10.069512	10.820520	7.46%	0	2006
	9.875708	10.069512	1.96%	1,188	2005
	9.449413	9.875708	4.51%	0	2004
	7.621164	9.449413	23.99%	1,636	2003
	10.900528	7.621164	-30.08%	1,561	2002
	14.309420	10.900528	-23.82%	1,369	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.517123	8.978954	-38.15%	3,522	2008
	14.017785	14.517123	3.56%	3,974	2007
	12.333598	14.017785	13.66%	5,788	2006
	11.971890	12.333598	3.02%	7,428	2005
	10.996431	11.971890	8.87%	8,950	2004
	8.705780	10.996431	26.31%	9,576	2003
	11.395964	8.705780	-23.61%	10,362	2002
	13.188992	11.395964	-13.59%	9,904	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	14.839651	10.286873	-30.68%	174	2008
	14.078129	14.839651	5.41%	705	2007
	12.282546	14.078129	14.62%	705	2006
	11.958170	12.282546	2.71%	705	2005
	11.568814	11.958170	3.37%	705	2004
	9.702740	11.568814	19.23%	705	2003
	11.839596	9.702740	-18.05%	174	2002
	13.268495	11.839596	-10.77%	174	2001

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.968983	9.724766	-2.45%	0	2008
	10.284704	9.968983	-3.07%	0	2007
	10.000000	10.284704	2.85%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.492834	12.309331	-8.77%	656	2008
	13.012844	13.492834	3.69%	3,772	2007
	12.696417	13.012844	2.49%	3,772	2006
	12.737045	12.696417	-0.32%	3,771	2005
	12.491949	12.737045	1.96%	1,068	2004
	12.131471	12.491949	2.97%	973	2003
	11.278978	12.131471	7.56%	665	2002
	10.612780	11.278978	6.28%	0	2001

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	23.050179	13.015516	-43.53%	2,872	2008
	19.936457	23.050179	15.62%	3,792	2007
	18.155558	19.936457	9.81%	4,021	2006
	15.789650	18.155558	14.98%	4,346	2005
	13.912260	15.789650	13.49%	5,261	2004
	11.015156	13.912260	26.30%	4,784	2003
	12.359225	11.015156	-10.88%	4,843	2002
	14.332600	12.359225	-13.77%	2,139	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.409697	6.016095	-55.14%	207	2008
	9.357772	13.409697	43.30%	207	2007
	10.000000	9.357772	-6.42%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.276143	9.739694	-43.62%	9,904	2008
	17.313177	17.276143	-0.21%	10,316	2007
	14.651799	17.313177	18.16%	11,322	2006
	14.078719	14.651799	4.07%	12,808	2005
	12.845461	14.078719	9.60%	17,965	2004
	10.024679	12.845461	28.14%	13,902	2003
	12.274215	10.024679	-18.33%	13,618	2002
	13.143893	12.274215	-6.62%	10,891	2001

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.215025	8.268135	-26.28%	0	2008
	10.491320	11.215025	6.90%	0	2007
	10.000000	10.491320	4.91%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.393675	7.543784	-33.79%	0	2008
	10.511263	11.393675	8.39%	0	2007
	10.000000	10.511263	5.11%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.523387	7.021341	-39.07%	0	2008
	10.531372	11.523387	9.42%	0	2007
	10.000000	10.531372	5.31%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	12.001064	5.306677	-55.78%	0	2008
	9.913004	12.001064	21.06%	0	2007
	9.566623	9.913004	3.62%	0	2006
	8.930329	9.566623	7.13%	0	2005
	8.477086	8.930329	5.35%	0	2004
	6.644054	8.477086	27.59%	0	2003
	8.647434	6.644054	-23.17%	13,345	2002
	10.272119	8.647434	-15.82%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	15.345904	7.967548	-48.08%	6,108	2008
	12.293412	15.345904	24.83%	10,358	2007
	11.704811	12.293412	5.03%	11,863	2006
	11.256004	11.704811	3.99%	13,876	2005
	11.077503	11.256004	1.61%	28,995	2004
	8.478157	11.077503	30.66%	31,329	2003
	12.344049	8.478157	-31.32%	38,207	2002
	15.249368	12.344049	-19.05%	26,476	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.295399	8.328857	-26.26%	0	2008
	11.182974	11.295399	1.01%	0	2007
	10.221727	11.182974	9.40%	0	2006
	10.131831	10.221727	0.89%	0	2005
	9.406006	10.131831	7.72%	3,315	2004
	7.528392	9.406006	24.94%	3,315	2003
	7.383653	7.528392	1.96%	3,315	2002
	8.517712	7.383653	-13.31%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.779485	7.219256	-26.18%	0	2008
	10.000000	9.779485	-2.21%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.968752	10.432191	-4.89%	0	2008
	10.697536	10.968752	2.54%	0	2007
	10.422813	10.697536	2.64%	0	2006
	10.375977	10.422813	0.45%	0	2005
	10.108120	10.375977	2.65%	0	2004
	10.000000	10.108120	1.08%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.177345	6.652963	-40.48%	0	2008
	9.836672	11.177345	13.63%	0	2007
	10.000000	9.836672	-1.63%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	20.325159	11.226594	-44.77%	0	2008
	17.624769	20.325159	15.32%	0	2007
	15.185240	17.624769	16.07%	0	2006
	12.970635	15.185240	17.07%	0	2005
	11.614887	12.970635	11.67%	0	2004
	8.242406	11.614887	40.92%	0	2003
	10.515875	8.242406	-21.62%	10,423	2002
	13.576001	10.515875	-22.54	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	19.025215	10.506140	-44.78%	0	2008
	16.494924	19.025215	15.34%	0	2007
	14.211442	16.494924	16.07%	0	2006
	12.143653	14.211442	17.03%	0	2005
	10.873513	12.143653	11.68%	0	2004
	7.713742	10.873513	40.96%	0	2003
	10.000000	7.713742	-22.86%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.511651	7.451953	-51.96%	0	2008
	14.929260	15.511651	3.90%	4,759	2007
	13.056524	14.929260	14.34%	5,239	2006
	12.937705	13.056524	0.92%	5,239	2005
	11.534626	12.937705	12.16%	1,412	2004
	7.428775	11.534626	55.27%	1,412	2003
	10.000000	7.428775	-25.71%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.328748	7.841436	-30.78%	0	2008
	11.097057	11.328748	2.09%	0	2007
	10.000000	11.097057	10.97%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.736270	6.417120	-34.09%	0	2008
	10.136721	9.736270	-3.95%	0	2007
	10.000000	10.136721	1.37%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.584786	-34.15%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.483652	6.279233	-53.43%	0	2008
	10.648257	13.483652	26.63%	0	2007
	10.000000	10.648257	6.48%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.308557	7.219258	-41.35%	0	2008
	10.836015	12.308557	13.59%	0	2007
	10.000000	10.836015	8.36%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	11.393085	11.906623	4.51%	0	2008
	10.428766	11.393085	9.25%	0	2007
	10.000000	10.428766	4.29%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.153158	9.301704	-34.28%	0	2008
	14.040063	14.153158	0.81%	0	2007
	12.211289	14.040063	14.98%	0	2006
	11.362502	12.211289	7.47%	0	2005
	10.000000	11.362502	13.63%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.336953	6.212331	-45.20%	5,962	2008
	8.432856	11.336953	34.44%	5,962	2007
	7.853644	8.432856	7.38%	7,402	2006
	7.090622	7.853644	10.76%	7,402	2005
	6.108331	7.090622	16.08%	10,087	2004
	5.162942	6.108331	18.31%	11,318	2003
	6.241085	5.162942	-17.27%	11,318	2002
	8.114733	6.241085	-23.09%	9,406	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.174782	7.825124	-44.80%	0	2008
	11.832408	14.174782	19.80%	0	2007
	11.139790	11.832408	6.22%	0	2006
	10.168590	11.139790	9.55%	0	2005
	10.248317	10.168590	-0.78%	0	2004
	7.078454	10.248317	44.78%	0	2003
	10.000000	7.078454	-29.22%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.624093	2.549249	-44.87%	0	2008
	3.861747	4.624093	19.74%	0	2007
	3.639474	3.861747	6.11%	0	2006
	3.315514	3.639474	9.77%	0	2005
	3.350462	3.315514	-1.04%	0	2004
	2.324540	3.350462	44.13%	0	2003
	3.999498	2.324540	-41.88%	0	2002
	6.485104	3.999498	-38.33%	0	2001

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.476239	10.963990	-37.26%	0	2008
	16.735656	17.476239	4.43%	0	2007
	15.353585	16.735656	9.00%	0	2006
	14.067422	15.353585	9.14%	0	2005
	12.170561	14.067422	15.59%	0	2004
	10.000000	12.170561	21.71%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	28.231761	13.275516	-52.98%	94	2008
	22.403696	28.231761	26.01%	94	2007
	15.519699	22.403696	44.36%	0	2006
	11.946276	15.519699	29.91%	0	2005
	10.226942	11.946276	16.81%	0	2004
	7.724506	10.226942	32.40%	0	2003
	10.000000	7.724506	-22.75%	3,029	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.366939	7.693219	-53.00%	0	2008
	12.993737	16.366939	25.96%	0	2007
	9.005239	12.993737	44.29%	0	2006
	6.935852	9.005239	29.84%	0	2005
	5.938819	6.935852	16.79%	0	2004
	4.486092	5.938819	32.38%	0	2003
	6.140922	4.486092	-26.95%	0	2002
	8.151333	6.140922	-24.66%	4,977	2001

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.156167	10.030303	-33.82%	0	2008
	14.316771	15.156167	5.86%	0	2007
	12.073182	14.316771	18.58%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	18.876076	11.655643	-38.25%	0	2008
	17.864838	18.876076	5.66%	507	2007
	16.012526	17.864838	11.57%	507	2006
	15.012385	16.012526	6.66%	507	2005
	13.173140	15.012385	13.96%	507	2004
	10.160128	13.173140	29.66%	891	2003
	14.038550	10.160128	-27.63%	0	2002
	14.486662	14.038550	-3.09%	0	2001

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.498097	5.532918	-47.30%	0	2008
	10.337579	10.498097	1.55%	0	2007
	10.000000	10.337579	3.38%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	21.953953	12.233267	-44.28%	0	2008
	18.210318	21.953953	20.56%	263	2007
	16.134753	18.210318	12.86%	530	2006
	14.415391	16.134753	11.93%	781	2005
	12.595653	14.415391	14.45%	770	2004
	9.994652	12.595653	26.02%	967	2003
	14.375068	9.994652	-30.47%	8,536	2002
	19.389212	14.375068	-25.86%	263	2001

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	19.007198	8.903501	-53.16%	962	2008
	17.668499	19.007198	7.58%	962	2007
	15.996827	17.668499	10.45%	962	2006
	13.770990	15.996827	16.16%	963	2005
	11.762808	13.770990	17.07%	963	2004
	8.848923	11.762808	32.93%	847	2003
	11.855202	8.848923	-25.36%	969	2002
	12.399807	11.855202	-4.39%	182	2001

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.301272	5.478805	-46.81%	0	2008
	10.159497	10.301272	1.40%	0	2007
	10.000000	10.159497	1.59%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.455501	8.906607	-14.81%	0	2008
	10.142483	10.455501	3.09%	0	2007
	9.891322	10.142483	2.54%	0	2006
	9.908686	9.891322	-0.18%	0	2005
	9.991948	9.908686	-0.83%	0	2004
	10.000000	9.991948	-0.08%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.789344	8.212423	-40.44%	0	2008
	13.943023	13.789344	-1.10%	0	2007
	13.462114	13.943023	3.57%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.030202	8.360084	-40.41%	0	2008
	13.250742	14.030202	5.88%	0	2007
	11.842802	13.250742	11.89%	0	2006
	11.262512	11.842802	5.15%	0	2005
	10.000000	11.262512	12.63%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.907812	7.537242	-30.90%	2,513	2008
	10.444700	10.907812	4.43%	2,513	2007
	10.000000	10.444700	4.45%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.565011	9.369657	-11.31%	0	2008
	10.426790	10.565011	1.33%	0	2007
	10.000000	10.426790	4.27%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.070327	7.288016	-39.62%	0	2008
	10.726774	12.070327	12.53%	0	2007
	10.000000	10.726774	7.27%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.289658	6.197142	-45.11%	0	2008
	10.254148	11.289658	10.10%	0	2007
	10.000000	10.254148	2.54%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.786217	5.964017	-39.06%	0	2008
	10.000000	9.786217	-2.14%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.297368	10.130773	-29.14%	0	2008
	14.089452	14.297368	1.48%	0	2007
	12.945246	14.089452	8.84%	0	2006

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.521221	8.151351	-29.25%	0	2008
	11.349994	11.521221	1.51%	0	2007
	10.428702	11.349994	8.83%	0	2006

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	32.820669	13.640295	-58.44%	0	2008
	22.913162	32.820669	43.24%	0	2007
	17.031036	22.913162	34.54%	0	2006

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	36.376576	15.093873	-58.51%	73	2008
	25.401015	36.376576	43.21%	73	2007
	18.890385	25.401015	34.47%	0	2006

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	20.763628	13.709112	-33.98%	0	2008
	17.528557	20.763628	18.46%	0	2007
	12.945937	17.528557	35.40%	0	2006

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.352789	12.930219	-46.90%	0	2008
	19.466014	24.352789	25.10%	2,997	2007
	14.878826	19.466014	30.83%	2,997	2006

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	19.522028	10.691433	-45.23%	0	2008
	16.548136	19.522028	17.97%	0	2007
	13.358929	16.548136	23.87%	0	2006
	11.375654	13.358929	17.43%	0	2005
	9.994811	11.375654	13.82%	0	2004
	7.465251	9.994811	33.88%	0	2003
	10.168561	7.465251	-26.58%	0	2002
	12.729459	10.168561	-20.12%	0	2001

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.439851	14.483883	-45.22%	0	2008
	22.404260	26.439851	18.01%	0	2007
	18.096480	22.404260	23.80%	0	2006
	15.409825	18.096480	17.43%	0	2005
	13.539299	15.409825	13.82%	0	2004
	10.000000	13.539299	35.39%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.126680	-48.73%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.112083	-38.88%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.344226	-36.56%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.903416	-20.97%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.182694	-28.17%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.051407	-9.49%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.539794	-24.60%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.820361	-31.80%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.282650	-17.17%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.838832	-1.61%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.822838	-1.77%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.374634	9.724500	-47.08%	0	2008
	18.886936	18.374634	-2.71%	0	2007
	15.949554	18.886936	18.42%	0	2006

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.410189	14.214306	6.00%	10,875	2008
	12.718919	13.410189	5.43%	11,486	2007
	12.507261	12.718919	1.69%	10,610	2006

NVIT NVIT Growth Fund: Class I - Q/NQ	8.182358	4.934864	-39.69%	0	2008
	6.956499	8.182358	17.62%	550	2007
	6.658614	6.956499	4.47%	550	2006

NVIT NVIT Health Sciences Fund: Class III- Q/NQ	14.435626	10.620270	-26.43%	0	2008
	12.957635	14.435626	11.41%	0	2007
	12.821314	12.957635	1.06%	0	2006

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.673690	6.536956	-44.00%	0	2008
	10.846210	11.673690	7.63%	0	2007
	10.000000	10.846210	8.46%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.216240	9.456041	-37.86%	868	2008
	14.595369	15.216240	4.25%	868	2007
	12.691229	14.595369	15.00%	1,736	2006
	11.949230	12.691229	6.21%	0	2005
	10.649717	11.949230	12.20%	0	2004
	8.207270	10.649717	29.76%	0	2003
	10.000000	8.207270	-17.93%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.920695	11.023466	-7.53%	2,778	2008
	11.496915	11.920695	3.69%	2,778	2007
	11.004985	11.496915	4.47%	2,778	2006
	10.825457	11.004985	1.66%	2,778	2005
	10.512395	10.825457	2.98%	2,778	2004
	9.900522	10.512395	6.18%	2,778	2003

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.538003	10.231255	-24.43%	0	2008
	13.022333	13.538003	3.96%	0	2007
	11.884255	13.022333	9.58%	0	2006
	11.464275	11.884255	3.66%	0	2005
	10.636383	11.464275	7.78%	0	2004
	9.003831	10.636383	18.13%	0	2003
	10.000000	9.003831	-9.96%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.590644	9.850101	-32.49%	0	2008
	13.969982	14.590644	4.44%	0	2007
	12.394286	13.969982	12.71%	0	2006
	11.763314	12.394286	5.36%	0	2005
	10.664866	11.763314	10.30%	0	2004
	8.557964	10.664866	24.62%	0	2003
	10.000000	8.557964	-14.42%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.803569	10.703273	-16.40%	7,074	2008
	12.292621	12.803569	4.16%	8,226	2007
	11.521507	12.292621	6.69%	9,414	2006
	11.205635	11.521507	2.82%	10,621	2005
	10.627027	11.205635	5.44%	12,039	2004
	9.498578	10.627027	11.88%	13,339	2003
	10.000000	9.498578	-5.01%	13,339	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	25.450372	15.911129	-37.48%	137	2008
	24.048495	25.450372	5.83%	137	2007
	22.239162	24.048495	8.14%	137	2006
	20.160466	22.239162	10.31%	692	2005
	17.703153	20.160466	13.88%	1,060	2004
	13.360934	17.703153	32.50%	1,055	2003
	16.031888	13.360934	-16.66%	9,412	2002
	16.509731	16.031888	-2.89%	3,152	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.597006	11.645810	0.42%	71	2008
	11.247554	11.597006	3.11%	13,621	2007
	10.934570	11.247554	2.86%	136	2006
	10.823110	10.934570	1.03%	136	2005
	10.910569	10.823110	-0.80%	20,249	2004
	11.019038	10.910569	-0.98%	20,497	2003
	11.064171	11.019038	-0.41%	20,393	2002
	10.853962	11.064171	1.94%	0	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.199439	11.556220	-18.61%	0	2008
	13.793632	14.199439	2.94%	0	2007
	13.370415	13.793632	3.17%	0	2006
	13.297326	13.370415	0.55%	0	2005
	12.684724	13.297326	4.83%	0	2004
	11.497820	12.684724	10.32%	1,249	2003
	10.899202	11.497820	5.49%	2,035	2002
	10.632058	10.899202	2.51%	1,670	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.074489	-39.26%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.968445	11.600705	-47.19%	0	2008
	21.691770	21.968445	1.28%	0	2007
	17.958520	21.691770	20.79%	0	2006
	16.286544	17.958520	10.27%	0	2005
	13.762779	16.286544	18.34%	0	2004
	10.000000	13.762779	37.63%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.296237	-37.04%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.280491	-37.20%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.202867	-37.97%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.685366	-33.15%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	16.573416	8.737691	-47.28%	153	2008
	15.347910	16.573416	7.98%	416	2007
	15.112192	15.347910	1.56%	416	2006
	14.207650	15.112192	6.37%	416	2005
	12.730702	14.207650	11.60%	416	2004
	9.635711	12.730702	32.12%	623	2003
	14.679081	9.635711	-34.36%	8,467	2002
	16.733188	14.679081	-12.28%	416	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	30.804160	20.564933	-33.24%	382	2008
	33.626225	30.804160	-8.39%	883	2007
	29.133262	33.626225	15.42%	976	2006
	28.722942	29.133262	1.43%	1,381	2005
	24.885091	28.722942	15.42%	1,633	2004
	16.122626	24.885091	54.35%	3,082	2003
	22.495777	16.122626	-28.33%	6,326	2002
	17.823704	22.495777	26.21%	846	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.323988	16.618484	-39.18%	333	2008
	27.191015	27.323988	0.49%	333	2007
	24.662918	27.191015	10.25%	894	2006
	22.314210	24.662918	10.53%	894	2005
	19.052645	22.314210	17.12%	1,420	2004
	13.730651	19.052645	38.76%	2,978	2003
	16.879142	13.730651	-18.65%	1,211	2002
	18.388267	16.879142	-8.21%	1,211	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	14.606893	8.400103	-42.49%	1,442	2008
	13.722966	14.606893	6.44%	1,442	2007
	12.272927	13.722966	11.81%	1,442	2006
	11.608061	12.272927	5.73%	1,442	2005
	10.748649	11.608061	8.00%	1,442	2004
	8.566400	10.748649	25.47%	1,255	2003
	10.533860	8.566400	-18.68%	1,451	2002
	12.141316	10.533860	-13.24%	922	2001

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	17.895259	8.814725	-50.74%	0	2008
	16.303498	17.895259	9.76%	0	2007
	14.267452	16.303498	14.27%	0	2006
	13.144815	14.267452	8.54%	0	2005
	11.247196	13.144815	16.87%	0	2004
	9.100645	11.247196	23.59%	0	2003
	10.000000	9.100645	-8.99%	0	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.836967	-1.63%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.773213	1.909390	-49.40%	0	2008
	2.919009	3.773213	9.40%	0	2007
	2.981754	2.919009	-2.10%	0	2006
	2.904946	2.981754	2.64%	0	2005
	1.901728	2.904946	52.75%	0	2004

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	14.102922	7.134422	-49.41%	0	2008
	11.926084	14.102922	18.25%	0	2007
	10.910353	11.926084	9.31%	0	2006

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	16.138401	9.328068	-42.20%	0	2008
	13.396993	16.138401	20.46%	0	2007
	13.653538	13.396993	-1.88%	0	2006
	12.389373	13.653538	10.20%	0	2005
	11.197192	12.389373	10.65%	0	2004
	7.466744	11.197192	49.96%	0	2003
	10.000000	7.466744	-25.33%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	13.002593	8.061443	-38.00%	0	2008
	13.514788	13.002593	-3.79%	0	2007
	11.849219	13.514788	14.06%	0	2006
	11.550766	11.849219	2.58%	0	2005
	9.990303	11.550766	15.62%	0	2004
	7.724509	9.990303	29.33%	0	2003
	10.487119	7.724509	-26.34%	0	2002
	12.133258	10.487119	-13.57%	0	2001

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.585887	-44.14%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	18.748697	10.050760	-46.39%	0	2008
	16.693231	18.748697	12.31%	0	2007
	15.714870	16.693231	6.23%	1,182	2006
	15.194913	15.714870	3.42%	1,708	2005
	14.440322	15.194913	5.23%	1,708	2004
	11.207016	14.440322	28.85%	1,708	2003
	15.572047	11.207016	-28.03%	1,708	2002
	18.103937	15.572047	-13.99%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.705776	13.361713	-41.15%	749	2008
	21.701631	22.705776	4.63%	866	2007
	18.738865	21.701631	15.81%	625	2006
	16.654730	18.738865	12.51%	1,331	2005
	14.199720	16.654730	17.29%	1,879	2004
	10.000000	14.199720	42.00%	1,467	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.161034	8.334165	-41.15%	6,096	2008
	13.537128	14.161034	4.61%	6,096	2007
	11.688662	13.537128	15.81%	6,678	2006
	10.391353	11.688662	12.48%	6,679	2005
	8.862004	10.391353	17.26%	11,745	2004
	6.296936	8.862004	40.74%	12,158	2003
	8.218658	6.296936	-23.38%	17,080	2002
	9.496340	8.218658	-13.45%	15,371	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.557390	1.985066	-79.23%	0	2008
	10.000000	9.557390	-4.43%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.315805	2.164825	-79.01%	0	2008
	10.495128	10.315805	-1.71%	0	2007
	10.000000	10.495128	4.95%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.244535	9.229598	-39.46%	2,877	2008
	14.837386	15.244535	2.74%	3,163	2007
	13.108388	14.837386	13.19%	4,022	2006
	12.569703	13.108388	4.29%	4,022	2005
	11.670124	12.569703	7.71%	4,743	2004
	9.359056	11.670124	24.69%	4,822	2003
	11.713202	9.359056	-20.10%	4,822	2002
	13.251196	11.713202	-11.61%	4,822	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.707899	5.938698	-38.83%	0	2008
	9.987465	9.707899	-2.80%	0	2007
	10.000000	9.987465	-0.13%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	17.048909	8.544230	-49.88%	0	2008
	16.295740	17.048909	4.62%	0	2007
	16.084619	16.295740	1.31%	0	2006
	14.551544	16.084619	10.54%	0	2005
	12.346352	14.551544	17.86%	0	2004
	9.990303	12.346352	23.58%	0	2003
	14.060573	9.990303	-28.95%	8,398	2002
	20.792245	14.060573	-32.38%	0	2001

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.654156	6.576417	-43.57%	0	2008
	10.529615	11.654156	10.68%	0	2007
	10.000000	10.529615	5.30%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.126616	6.977814	-37.29%	0	2008
	10.975973	11.126616	1.37%	0	2007
	10.000000	10.975973	9.76%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.592971	10.559568	-0.32%	0	2008
	10.231298	10.592971	3.53%	0	2007
	10.000000	10.231298	2.31%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.779264	9.524373	-11.64%	0	2008
	10.388939	10.779264	3.76%	0	2007
	10.000000	10.388939	3.89%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	31.810375	26.613380	-16.34%	0	2008
	30.348016	31.810375	4.82%	0	2007
	27.832187	30.348016	9.04%	0	2006
	25.196617	27.832187	10.46%	0	2005
	23.265299	25.196617	8.30%	0	2004
	18.490922	23.265299	25.82%	0	2003
	17.204918	18.490922	7.47%	0	2002
	15.882098	17.204918	8.33%	0	2001

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.150225	5.316692	-47.62%	0	2008
	8.409951	10.150225	20.69%	0	2007
	7.820966	8.409951	7.53%	0	2006
	6.760095	7.820966	15.69%	0	2005
	5.649809	6.760095	19.65%	0	2004
	4.050054	5.649809	39.50%	0	2003
	5.978929	4.050054	-32.26%	0	2002
	8.596944	5.978929	-30.45%	0	2001

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	30.480206	18.625781	-38.89%	0	2008
	37.355760	30.480206	-18.41%	0	2007
	27.498873	37.355760	35.84%	152	2006
	23.873713	27.498873	15.18%	1,772	2005
	17.787794	23.873713	34.21%	1,801	2004
	13.145572	17.787794	35.31%	294	2003
	13.465237	13.145572	-2.37%	329	2002
	12.459341	13.465327	8.07%	0	2001

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.370223	10.533425	-65.32%	0	2008
	22.437530	30.370223	35.35%	0	2007
	16.340913	22.437530	37.31%	0	2006
	12.593052	16.340913	29.76%	0	2005
	10.000000	12.593052	25.93%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	59.585849	20.649302	-65.35%	0	2008
	44.006397	59.585849	35.40%	0	2007
	32.058974	44.006397	37.27%	0	2006
	24.681277	32.058974	29.89%	0	2005
	19.923949	24.681277	23.88%	0	2004
	13.131584	19.923949	51.73%	0	2003
	13.744142	13.131584	-4.46%	0	2002
	14.226803	13.744142	-3.39%	0	2001

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	32.552027	17.265023	-46.96%	0	2008
	22.765085	32.552027	42.99%	0	2007
	18.576124	22.765085	22.55%	0	2006
	12.450500	18.576124	49.20%	0	2005
	10.000000	12.450500	24.51%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	49.612322	26.299894	-46.99%	0	2008
	34.689305	49.612322	43.02%	0	2007
	28.316407	34.689305	22.51%	0	2006
	18.971961	28.316407	49.25%	0	2005
	15.519976	18.971961	22.24%	0	2004
	10.893391	15.519976	42.47%	0	2003
	11.393485	10.893391	-4.39%	0	2002
	12.930490	11.393485	-11.89%	0	2001

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.860932	7.580472	-41.06%	237	2008
	12.258080	12.860932	4.92%	645	2007
	11.100489	12.258080	10.43%	2,421	2006
	10.455996	11.100489	6.16%	3,521	2005
	8.988254	10.455996	16.33%	9,401	2004
	6.667013	8.988254	34.82%	6,218	2003
	9.258644	6.667013	-27.99%	12,106	2002
	9.749831	9.258644	-5.04%	9,273	2001

saipart3.htm
Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.419754	5.874629	-52.70%	0	2008
	12.459349	12.419754	-0.32%	0	2007
	11.216270	12.459349	11.08%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.882480	7.268985	-43.57%	0	2008
	11.724195	12.882480	9.88%	0	2007
	11.239473	11.724195	4.31%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.729381	7.658878	-48.00%	0	2008
	13.548699	14.729381	8.71%	0	2007
	11.849141	13.548699	14.34%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.746345	9.950179	-36.81%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.418201	11.051399	-3.21%	15,767	2008
	10.604050	11.418201	7.68%	12,064	2007
	10.612998	10.604050	-0.08%	15,089	2006
	10.624530	10.612998	-0.11%	25,969	2005
	10.209525	10.624530	4.06%	48,473	2004
	10.000000	10.209525	2.10%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.008913	9.655567	-35.67%	28,401	2008
	15.272407	15.008913	-1.73%	24,482	2007
	13.261766	15.272407	15.16%	28,033	2006
	12.886814	13.261766	2.91%	30,862	2005
	11.596281	12.886814	11.13%	28,632	2004
	9.115086	11.596281	27.22%	36,506	2003
	11.494846	9.115086	-20.70%	36,840	2002
	12.754306	11.494846	-9.87%	23,607	2001
	14.507084	12.754306	-12.08%	7,967	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	19.087758	10.357850	-45.74%	560	2008
	16.440969	19.087758	16.10%	1,816	2007
	13.370025	16.440969	22.97%	2,681	2006
	12.002773	13.370025	11.39%	3,310	2005
	10.619263	12.002773	13.03%	3,567	2004
	8.671800	10.619263	22.46%	5,256	2003
	11.073317	8.671800	-21.69%	7,365	2002
	15.898785	11.073317	-30.35%	11,069	2001
	19.434239	15.898785	-18.19%	3,603	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.664731	9.585646	-45.74%	2,315	2008
	15.215255	17.664731	16.10%	5,222	2007
	12.373270	15.215255	22.97%	5,751	2006
	11.123058	12.373270	11.24%	5,210	2005
	9.827587	11.123058	13.18%	7,587	2004
	8.025314	9.827587	22.46%	8,153	2003
	10.000000	8.025314	-19.75%	6,928	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.598040	7.885187	-25.60%	4,221	2008
	11.031146	10.598040	-3.93%	5,152	2007
	10.000000	11.031146	10.31%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.092246	6.959294	-42.45%	0	2008
	10.160752	12.092246	19.01%	3,208	2007
	10.680664	10.160752	-4.87%	6,131	2006
	10.629148	10.680664	0.48%	4,825	2005
	9.764966	10.629148	8.85%	10,784	2004
	7.949373	9.764966	22.84%	27,087	2003
	10.000000	7.949373	-20.51%	11,468	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	19.520974	14.057757	-27.99%	28,854	2008
	20.925531	19.520974	-6.71%	43,547	2007
	17.930824	20.925531	16.70%	55,731	2006
	17.357040	17.930824	3.31%	63,437	2005
	15.435721	17.357040	12.45%	76,306	2004
	12.170125	15.435721	26.83%	74,089	2003
	14.161782	12.170125	-14.06%	56,765	2002
	12.764086	14.161782	10.95%	26.289	2001
	10.984159	12.764086	16.20%	12,510	2000

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.087303	6.612586	-49.47%	0	2008
	9.521145	13.087303	37.46%	0	2007
	10.000000	9.521145	-4.79%	0	2006*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	15.122537	7.919174	-47.63%	0	2008
	16.011189	15.122537	-5.55%	0	2007
	14.380239	16.011189	11.34%	0	2006
	12.588443	14.380239	14.23%	0	2005
	10.848074	12.588443	16.04%	0	2004
	7.469866	10.848074	45.22%	0	2003
	11.535653	7.469866	-35.25%	0	2002
	16.437806	11.535653	-29.82%	0	2001
	20.617144	16.437806	-20.27%	0	2000

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	17.441849	10.114645	-42.01%	0	2008
	15.211496	17.441849	14.66%	0	2007
	13.034550	15.211496	16.70%	0	2006
	11.284628	13.034550	15.51%	0	2005
	9.999695	11.284628	12.85%	0	2004
	7.639349	9.999695	30.90%	0	2003
	9.698035	7.639349	-21.23%	0	2002
	12.688214	9.698035	-23.57%	0	2001
	17.408242	12.688214	-27.11%	0	2000

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	16.820526	10.556377	-37.24%	0	2008
	16.804122	16.820526	0.10%	0	2007
	14.315191	16.804122	17.39%	0	2006
	13.458639	14.315191	6.36%	0	2005
	12.290259	13.458639	9.51%	0	2004
	9.983912	12.290259	23.10%	0	2003
	13.200277	9.983912	-24.37%	0	2002
	13.297317	13.200277	-0.73%	0	2001
	13.413046	13.297317	7.12%	0	2000

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.296006	9.713315	-32.06%	971	2008
	14.633033	14.296006	-2.30%	936	2007
	13.003864	14.633033	12.53%	2,178	2006
	12.329540	13.003864	5.47%	2,603	2005
	10.285373	12.329540	19.87%	5,001	2004
	7.590152	10.285373	35.51%	4,419	2003
	10.000000	7.590152	-24.10%	5,322	2002*

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	11.421512	7.365892	-35.51%	4,639	2008
	10.775260	11.421512	6.00%	7,848	2007
	10.032485	10.775260	7.40%	9,895	2006
	9.844387	10.032485	1.91%	11,313	2005
	9.424231	9.844387	4.46%	12,427	2004
	7.604702	9.424231	23.93%	11,960	2003
	10.882532	7.604702	-30.12%	11,162	2002
	14.293123	10.882532	-23.86%	11,400	2001
	16.333747	14.293123	-12.49%	8,129	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.449022	8.932279	-38.18%	37,045	2008
	13.959170	14.449022	3.51%	39,348	2007
	12.288247	13.959170	13.60%	45,232	2006
	11.933915	12.288247	2.97%	51,147	2005
	10.967119	11.933915	8.82%	57,200	2004
	8.686976	10.967119	26.25%	62,682	2003
	11.377149	8.686976	-23.65%	70,568	2002
	13.173971	11.377149	-13.64%	29,309	2001
	14.764046	13.173971	-10.77%	32,228	2000

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	14.770045	10.233414	-30.72%	17,475	2008
	14.019259	14.770045	5.36%	24,493	2007
	12.237382	14.019259	14.56%	28,697	2006
	11.920233	12.237382	2.66%	29,584	2005
	11.537984	11.920233	3.31%	31,844	2004
	9.681804	11.537984	19.17%	34,717	2003
	11.820057	9.681804	-18.09%	45,151	2002
	13.253384	11.820057	-10.81%	13,450	2001
	13.562791	13.253384	-2.28%	0	2000

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.960517	9.711563	-2.50%	342	2008
	10.281225	9.960517	-3.12%	342	2007
	10.000000	10.281225	2.81%	165	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.433556	12.249031	-8.82%	8,933	2008
	12.962295	13.433556	3.64%	5,080	2007
	12.653506	12.962295	2.44%	7,046	2006
	12.700428	12.653506	-0.37%	16,439	2005
	12.462369	12.700428	1.91%	30,171	2004
	12.108907	12.462369	2.92%	40,089	2003
	11.263725	12.108907	7.50%	26,366	2002
	10.603847	11.263725	6.22%	13,840	2001
	9.760781	10.603847	8.64%	0	2000

Fidelity Variable Insurance Products Fund - VIP Contrafund ® Portfolio: Service Class - Q/NQ	22.942085	12.947874	-43.56%	54,942	2008
	19.853098	22.942085	15.56%	60,059	2007
	18.088817	19.853098	9.75%	52,332	2006
	15.739580	18.088817	14.93%	53,661	2005
	13.875191	15.739580	13.44%	50,665	2004
	10.991394	13.875191	26.24%	52,007	2003
	12.338834	10.991394	-10.92%	46,991	2002
	14.316943	12.338834	-13.82%	22,553	2001
	15.603664	14.316943	-8.25%	12,158	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.398310	6.007924	-55.16%	964	2008
	9.354605	13.398310	43.23%	2,300	2007
	10.000000	9.354605	-6.45%	964	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	17.195174	9.689103	-43.65%	39,312	2008
	17.240844	17.195174	-0.26%	77,618	2007
	14.597980	17.240844	18.10%	73,262	2006
	14.034109	14.597980	4.02%	78,269	2005
	12.811259	14.034109	9.55%	91,914	2004
	10.003066	12.811259	28.07%	74,870	2003
	12.253980	10.003066	-18.37%	60,715	2002
	13.128922	12.253980	-6.66%	31,988	2001
	12.324339	13.128922	6.53%	17,797	2000

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.205533	8.256936	-26.31%	42,264	2008
	10.487792	11.205533	6.84%	0	2007
	10.000000	10.487792	4.88%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.384028	7.533560	-33.82%	0	2008
	10.507729	11.384028	8.34%	0	2007
	10.000000	10.507729	5.08%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.513627	7.011827	-39.10%	0	2008
	10.527827	11.513627	9.36%	0	2007
	10.000000	10.527827	5.28%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	11.944770	5.279096	-55.80%	2,085	2008
	9.871549	11.944770	21.00%	1,872	2007
	9.531444	9.871549	3.57%	4,290	2006
	8.901990	9.531444	7.07%	4,161	2005
	8.454474	8.901990	5.29%	6,847	2004
	6.629704	8.454474	27.52%	6,540	2003
	8.633163	6.629704	-23.21%	6,535	2002
	10.260418	8.633163	-15.86%	10,258	2001
	12.595275	10.260418	-18.54%	8,621	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	15.273930	7.926138	-48.11%	45,614	2008
	12.242015	15.273930	24.77%	74,763	2007
	11.661788	12.242015	4.98%	109,332	2006
	11.220319	11.661788	3.93%	123,481	2005
	11.047999	11.220319	1.56%	136,627	2004
	8.459859	11.047999	30.59%	144,000	2003
	12.323670	8.459859	-31.35%	118,821	2002
	15.232000	12.323670	-19.09%	60,024	2001
	17.413426	15.232000	-12.53%	27,967	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.242436	8.285591	-26.30%	9,794	2008
	11.136228	11.242436	0.95%	15,942	2007
	10.184145	11.136228	9.35%	26,209	2006
	10.099701	10.184145	0.84%	32,116	2005
	9.380947	10.099701	7.66%	30,041	2004
	7.512154	9.380947	24.88%	43,052	2003
	7.371466	7.512154	1.91%	19,414	2002
	8.508002	7.371466	-13.36%	7,111	2001
	11.177582	8.508002	-23.88%	10,961	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.776164	7.213130	-26.22%	4,102	2008
	10.000000	9.776164	-2.24%	4,875	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.942735	10.402160	-4.94%	7,740	2008
	10.677621	10.942735	2.48%	4,386	2007
	10.408697	10.677621	2.58%	2,559	2006
	10.367180	10.408697	0.40%	2,480	2005
	10.104687	10.367180	2.60%	166	2004
	10.000000	10.104687	1.05%	607	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.167854	6.643934	-40.51%	49,633	2008
	9.833348	11.167854	13.57%	37,571	2007
	10.000000	9.833348	-1.67%	12,651	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	20.229789	11.168216	-44.79%	0	2008
	17.551030	20.229789	15.26%	0	2007
	15.129373	17.551030	16.01%	0	2006
	12.929468	15.129373	17.01%	0	2005
	11.583907	12.929468	11.62%	0	2004
	8.224601	11.583907	40.84%	29	2003
	10.498504	8.224601	-21.66%	1,356	2002
	13.560524	10.498504	-22.58%	1,356	2001
	17.052691	13.560524	-20.48%	6,347	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	18.970515	10.470591	-44.81%	10,041	2008
	16.455903	18.970515	15.28%	14,186	2007
	14.185006	16.455903	16.01%	18,638	2006
	12.127206	14.185006	16.97%	18,702	2005
	10.864300	12.127206	11.62%	19,122	2004
	7.711109	10.864300	40.89%	13,924	2003
	10.000000	7.711109	-22.89%	3,442	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.467034	7.426726	-51.98%	100	2008
	14.893926	15.467034	3.85%	1,176	2007
	13.032217	14.893926	14.29%	2,386	2006
	12.920158	13.032217	0.87%	3,113	2005
	11.524844	12.920158	12.11%	3,269	2004
	7.426249	11.524844	55.19%	6,409	2003
	10.000000	7.426249	-25.74%	919	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.319149	7.830809	-30.82%	30,243	2008
	11.093323	11.319149	2.04%	16,550	2007
	10.000000	11.093323	10.93%	2,894	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.728001	6.408405	-34.12%	3,896	2008
	10.133296	9.728001	-4.00%	4,598	2007
	10.000000	10.133296	1.33%	1,697	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.582545	-34.17%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.472245	6.270718	-53.45%	0	2008
	10.644685	13.472245	26.56%	0	2007
	10.000000	10.644685	6.45%	184	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.298138	7.209489	-41.38%	1,273	2008
	10.832375	12.298138	13.53%	466	2007
	10.000000	10.832375	8.32%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	11.383455	11.890503	4.45%	5,014	2008
	10.425263	11.383455	9.19%	4,230	2007
	10.000000	10.425263	4.25%	1,150	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.126858	9.279686	-34.31%	0	2008
	14.021140	14.126858	0.75%	4,106	2007
	12.201009	14.021140	14.92%	9,616	2006
	11.358686	12.201009	7.42%	15,494	2005
	10.000000	11.358686	13.59%	807	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.291345	6.184179	-45.23%	62,156	2008
	8.403216	11.291345	34.37%	84,294	2007
	7.830007	8.403216	7.32%	111,842	2006
	7.072868	7.830007	10.70%	124,431	2005
	6.096134	7.072868	16.02%	118,441	2004
	5.155250	6.096134	18.25%	158,179	2003
	6.234962	5.155250	-17.32%	148,044	2002
	8.110923	6.234962	-23.13%	68,241	2001
	10.000000	8.110923	-18.89%	29,603	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.134007	7.798632	-44.82%	7,038	2008
	11.804416	14.134007	19.73%	9,124	2007
	11.119075	11.804416	6.16%	8,540	2006
	10.154813	11.119075	9.50%	8,524	2005
	10.239640	10.154813	-0.83%	9,483	2004
	7.076041	10.239640	44.71%	8,542	2003
	10.000000	7.076041	-29.24%	16,099	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.605487	2.537698	-44.90%	555	2008
	3.848176	4.605487	19.68%	555	2007
	3.628519	3.848176	6.05%	1,700	2006
	3.307220	3.628519	9.72%	1,700	2005
	3.343773	3.307220	-1.09%	2,901	2004
	2.321074	3.343773	44.06%	3,195	2003
	3.995569	2.321074	-41.91%	6,162	2002
	6.482069	3.995569	-38.36%	30,540	2001
	10.000000	6.482069	-35.18%	16,601	2000*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.434863	10.932458	-37.30%	0	2008
	16.704562	17.434863	4.37%	0	2007
	15.332818	16.704562	8.95%	0	2006
	14.055507	15.332818	9.09%	0	2005
	12.166439	14.055507	15.53%	0	2004
	10.000000	12.166439	21.66%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	28.150556	13.230570	-53.00%	10,613	2008
	22.350667	28.150556	25.95%	26,781	2007
	15.490810	22.350667	44.28%	20,347	2006
	11.930086	15.490810	29.85%	17,352	2005
	10.218272	11.930086	16.75%	17,130	2004
	7.721869	10.218272	32.33%	18,646	2003
	10.000000	7.721869	-22.78%	14,039	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.301067	7.658356	-53.02%	4,159	2008
	12.948047	16.301067	25.90%	4,159	2007
	8.978130	12.948047	44.22%	7,876	2006
	6.918472	8.978130	29.77%	10,920	2005
	5.926958	6.918472	16.73%	11,079	2004
	4.479412	5.926958	32.32%	11,901	2003
	6.134915	4.479412	-26.98%	20,975	2002
	8.147522	6.134915	-24.70%	37,089	2001
	10.000000	8.147522	-18.52%	26,773	2000*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.112583	9.996365	-33.85%	5,091	2008
	14.282895	15.112583	5.81%	1,908	2007
	12.050714	14.282895	18.52%	618	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	18.787528	11.595051	-38.28%	759	2008
	17.790121	18.787528	5.61%	773	2007
	15.953635	17.790121	11.51%	1,488	2006
	14.964753	15.953635	6.61%	1,513	2005
	13.138019	14.964753	13.90%	1,536	2004
	10.138201	13.138019	29.59%	7,136	2003
	14.015386	10.138201	-27.66%	9,038	2002
	14.470155	14.015386	-3.14%	3,810	2001
	14.547000	14.470155	-0.53%	434	2000

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.489184	5.525398	-47.32%	0	2008
	10.334086	10.489184	1.50%	0	2007
	10.000000	10.334086	3.34%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	21.850957	12.169674	-44.31%	8,438	2008
	18.134147	21.850957	20.50%	10,739	2007
	16.075411	18.134147	12.81%	11,839	2006
	14.369651	16.075411	11.87%	11,787	2005
	12.562067	14.369651	14.39%	12,025	2004
	9.973058	12.562067	25.96%	13,503	2003
	14.351320	9.973058	-30.51%	13,924	2002
	19.367124	14.351320	-25.90%	5,929	2001
	21.277954	19.367124	-8.98%	3,877	2000

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	18.917986	8.857188	-53.18%	15,349	2008
	17.594570	18.917986	7.52%	18,009	2007
	15.937973	17.594570	10.39%	21,104	2006
	13.727268	15.937973	16.10%	21,296	2005
	11.731426	13.727268	17.01%	22,295	2004
	8.829813	11.731426	32.86%	21,960	2003
	11.835638	8.829813	-25.40%	24,836	2002
	12.385684	11.835638	-4.44%	3,165	2001
	12.504542	12.385684	-0.95%	2,011	2000

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.292530	5.471365	-46.84%	0	2008
	10.156075	10.292530	1.34%	1,898	2007
	10.000000	10.156075	1.56%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.430732	8.880976	-14.86%	0	2008
	10.123616	10.430732	3.03%	1,748	2007
	9.877916	10.123616	2.49%	2,655	2006
	9.900293	9.877916	-0.23%	2,534	2005
	9.988556	9.900293	-0.88%	847	2004
	10.000000	9.988556	-0.11%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.749672	8.184625	-40.47%	0	2008
	13.910027	13.749672	-1.15%	850	2007
	13.437060	13.910027	3.52%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.004101	8.340289	-40.44%	0	2008
	13.232854	14.004101	5.83%	0	2007
	11.832816	13.232854	11.83%	0	2006
	11.258724	11.832816	5.10%	0	2005
	10.000000	11.258724	12.59%	107	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.898553	7.527012	-30.94%	32,286	2008
	10.441173	10.898553	4.38%	23,031	2007
	10.000000	10.441173	4.41%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.556053	9.356954	-11.36%	6,326	2008
	10.423276	10.556053	1.27%	0	2007
	10.000000	10.423276	4.23%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.060105	7.278126	-39.65%	15	2008
	10.723164	12.060105	12.47%	23,411	2007
	10.000000	10.723164	7.23%	4,602	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.280075	6.188730	-45.14%	2,171	2008
	10.250695	11.280075	10.04%	0	2007
	10.000000	10.250695	2.51%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.782890	5.958951	-39.09%	19,410	2008
	10.000000	9.782890	-2.17%	4,708	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.230330	10.078138	-29.18%	5,217	2008
	14.030561	14.230330	1.42%	7,876	2007
	12.897677	14.030561	8.78%	12,070	2006
	12.808565	12.897677	0.70%	14,378	2005
	11.829065	12.808565	8.28%	30,397	2004
	9.836609	11.829065	20.26%	24,240	2003
	9.689126	9.836609	1.52%	17,949	2002
	9.453988	9.689126	2.49%	4,535	2001
	10.479056	9.453988	-9.78%	0	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.505618	8.136171	-29.29%	1,590	2008
	11.340421	11.505618	1.46%	4,026	2007
	10.425180	11.340421	8.78%	5,464	2006
	10.000000	10.425180	4.25%	1,895	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	32.699975	13.583195	-58.46%	0	2008
	22.840560	32.699975	43.17%	0	2007
	16.985684	22.840560	34.47%	0	2006
	13.020203	16.985684	30.46%	0	2005
	10.964194	13.020203	18.75%	0	2004
	6.745447	10.964194	62.54%	0	2003
	8.090952	6.745447	-16.63%	1,107	2002
	8.677386	8.090952	-6.76%	0	2001
	10.000000	8.677386	-13.23%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	36.271891	15.042758	-58.53%	2,141	2008
	25.340854	36.271891	43.14%	3,445	2007
	18.855195	25.340854	34.40%	5,491	2006
	14.451324	18.855195	30.47%	3,190	2005
	12.167999	14.451324	18.76%	2,877	2004
	7.488067	12.167999	62.50%	3,123	2003
	10.000000	7.488067	-25.12%	1,064	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	20.701131	13.660887	-34.01%	433	2008
	17.484722	20.701131	18.40%	1,963	2007
	12.920103	17.484722	35.33%	1,046	2006
	12.336991	12.920103	4.73%	808	2005
	9.653025	12.336991	27.80%	978	2004
	7.904327	9.653025	22.12%	578	2003
	10.000000	7.904327	-20.96%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.282764	12.886474	-46.93%	1,517	2008
	19.419965	24.282764	25.04%	2,030	2007
	14.851148	19.419965	30.76%	7,713	2006
	11.599408	14.851148	28.03%	373	2005
	10.313672	11.599408	12.47%	134	2004
	7.748697	10.313672	33.10%	142	2003
	10.000000	7.748697	-22.51%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	19.430469	10.635869	-45.26%	0	2008
	16.478948	19.430469	17.91%	0	2007
	13.309808	16.478948	23.81%	562	2006
	11.339567	13.309808	17.37%	562	2005
	9.968174	11.339567	13.76%	562	2004
	7.449129	9.968174	33.82%	693	2003
	10.151774	7.449129	-26.62%	1,721	2002
	12.714940	10.151774	-20.16%	1,884	2001
	14.743816	12.714940	-13.76%	693	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.377250	14.442226	-45.25%	813	2008
	22.362632	26.377250	17.95%	1,272	2007
	18.072006	22.362632	23.74%	2,177	2006
	15.396766	18.072006	17.38%	1,718	2005
	13.534705	15.396766	13.76%	813	2004
	10.000000	13.534705	35.35%	1,447	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.124937	-48.75%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.110003	-38.90%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.342067	-36.58%	7,413	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.900737	-20.99%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.180256	-28.20%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.048338	-9.52%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.537235	-24.63%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.818051	-31.82%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.279837	-17.20%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.835494	-1.65%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.819515	-1.80%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.319332	9.690290	-47.10%	459	2008
	18.839726	18.319332	-2.76%	443	2007
	15.917741	18.839726	18.36%	409	2006
	14.557757	15.917741	9.34%	437	2005
	12.220120	14.557757	19.13%	437	2004
	8.783377	12.220120	39.13%	453	2003
	10.000000	8.783377	-12.17%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.347313	14.140468	5.94%	43,207	2008
	12.665762	13.347313	5.38%	16,290	2007
	12.461292	12.665762	1.64%	16,671	2006
	12.269348	12.461292	1.56%	16,330	2005
	12.081076	12.269348	1.56%	18,073	2004
	12.042881	12.081076	0.32%	37,473	2003
	11.033039	12.042881	9.15%	75,670	2002
	10.460250	11.033039	5.48%	34,809	2001
	9.449856	10.460250	10.69%	30,746	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	8.144006	4.909233	-39.72%	587	2008
	6.927429	8.144006	17.56%	1,887	2007
	6.634147	6.927429	4.42%	587	2006
	6.333414	6.634147	4.75%	587	2005
	5.953998	6.333414	6.37%	587	2004
	4.560642	5.953998	30.55%	587	2003
	6.505832	4.560642	-29.90%	587	2002
	9.205900	6.505832	-29.33%	587	2001
	12.740010	9.205900	-27.74%	323	2000

NVIT NVIT Health Sciences Fund: Class III- Q/NQ	14.392194	10.582926	-26.47%	1,030	2008
	12.925251	14.392194	11.35%	5,843	2007
	12.795744	12.925251	1.01%	5,634	2006
	11.999029	12.795744	6.64%	4,797	2005
	11.312952	11.999029	6.06%	4,095	2004
	8.410033	11.312952	34.52%	3,897	2003
	10.000000	8.410033	-15.90%	2,686	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.663775	6.528074	-44.03%	168	2008
	10.842547	11.663775	7.57%	3,398	2007
	10.000000	10.842547	8.43%	175	2006*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.546762	9.815472	-32.52%	38,433	2008
	13.935085	14.546762	4.39%	60,247	2007
	12.369589	13.935085	12.66%	85,562	2006
	11.745826	12.369589	5.31%	89,605	2005
	10.654414	11.745826	10.24%	96,515	2004
	8.553922	10.654414	24.56%	155,540	2003
	10.000000	8.553922	-14.46%	85,161	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.884834	10.984715	-7.57%	14,057	2008
	11.468184	11.884834	3.63%	20,997	2007
	10.983058	11.468184	4.42%	5,362	2006
	10.809357	10.983058	1.61%	7,429	2005
	10.502098	10.809357	2.93%	12,378	2004
	9.895838	10.502098	6.13%	12,273	2003
	10.000000	9.895838	-1.04%	7,218	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.497257	10.195277	-24.46%	297,116	2008
	12.989787	13.497257	3.91%	226,681	2007
	11.860570	12.989787	9.52%	196,549	2006
	11.447227	11.860570	3.61%	205,024	2005
	10.625957	11.447227	7.73%	256,615	2004
	8.999570	10.625957	18.07%	153,706	2003
	10.000000	8.999570	-10.00%	73,261	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.170486	9.422814	-37.89%	3,936	2008
	14.558931	15.170486	4.20%	7,649	2007
	12.665956	14.558931	14.95%	2,053	2006
	11.931477	12.665956	6.16%	1,020	2005
	10.639301	11.931477	12.15%	9,167	2004
	8.203385	10.639301	29.69%	50,564	2003
	10.000000	8.203385	-17.97%	11,207	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.765018	10.665626	-16.45%	38,056	2008
	12.261864	12.765018	4.10%	2,502	2007
	11.498511	12.261864	6.64%	2,611	2006
	11.188941	11.498511	2.77%	2,904	2005
	10.616601	11.188941	5.39%	3,235	2004
	9.494075	10.616601	11.82%	6,324	2003
	10.000000	9.494075	-5.06%	2,641	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	25.331025	15.828437	-37.51%	5,933	2008
	23.947955	25.331025	5.78%	11,747	2007
	22.157413	23.947955	8.08%	16,516	2006
	20.096540	22.157413	10.25%	25,144	2005
	17.655987	20.096540	13.82%	31,884	2004
	13.332102	17.655987	32.43%	30,717	2003
	16.005443	13.332102	-16.70%	30,689	2002
	16.490935	16.005443	-2.94%	10,679	2001
	14.553031	16.490935	13.32%	3,067	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.542601	11.585286	0.37%	29,376	2008
	11.200509	11.542601	3.05%	66,159	2007
	10.894355	11.200509	2.81%	78,777	2006
	10.788773	10.894355	0.98%	85,635	2005
	10.881482	10.788773	-0.85%	64,851	2004
	10.995248	10.881482	-1.03%	69,776	2003
	11.045897	10.995248	-0.46%	95,536	2002
	10.841575	11.045897	1.88%	78,798	2001
	10.395950	10.841575	4.29%	46,460	2000

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.132859	11.496194	-18.66%	5,289	2008
	13.735964	14.132859	2.89%	6,751	2007
	13.321271	13.735964	3.11%	4,020	2006
	13.255163	13.321271	0.50%	4,468	2005
	12.650922	13.255163	4.78%	8,502	2004
	11.473014	12.650922	10.27%	7,460	2003
	10.881227	11.473014	5.44%	9,224	2002
	10.619936	10.881227	2.46%	4,165	2001
	10.219313	10.619936	3.92%	3,572	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.072420	-39.28%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.916405	11.567338	-47.22%	1,162	2008
	21.651448	21.916405	1.22%	17,443	2007
	17.934223	21.651448	20.73%	15,578	2006
	16.272754	17.934223	10.21%	9,231	2005
	13.758110	16.272754	18.28%	2,031	2004
	10.000000	13.758110	37.58%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.294094	-37.06%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.278351	-37.22%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.200757	-37.99%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.683090	-33.17%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	16.500572	8.694850	-47.31%	5,731	2008
	15.288267	16.500572	7.93%	7,338	2007
	15.061103	15.288267	1.51%	9,087	2006
	14.166800	15.061103	6.31%	10,128	2005
	12.700547	14.166800	11.54%	10,489	2004
	9.617770	12.700547	32.05%	24,830	2003
	14.659211	9.617770	-34.39%	27,020	2002
	16.719097	14.659211	-12.32%	5,104	2001
	20.277316	16.719097	-17.55%	3,437	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	30.659723	20.458082	-33.27%	21,327	2008
	33.485668	30.659723	-8.44%	27,123	2007
	29.026186	33.485668	15.36%	30,268	2006
	28.631870	29.026186	1.38%	30,217	2005
	24.818800	28.631870	15.36%	33,675	2004
	16.087835	24.818800	54.27%	39,438	2003
	22.458672	16.087835	-28.37%	35,170	2002
	17.803398	22.458672	26.15%	4,425	2001
	16.277398	17.803398	9.37%	3,265	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	27.195852	16.532129	-39.21%	13,887	2008
	27.077341	27.195852	0.44%	27,559	2007
	24.572263	27.077341	10.19%	39,016	2006
	22.243450	24.572263	10.47%	38,815	2005
	19.001877	22.243450	17.06%	37,401	2004
	13.701015	19.001877	38.69%	42,660	2003
	16.851295	13.701015	-18.69%	45,981	2002
	18.367325	16.851295	-8.25%	8,037	2001
	17.148084	18.367325	7.11%	1,889	2000

NVIT NVIT Nationwide Fund: Class I - Q/NQ	14.538377	8.356437	-42.52%	10,102	2008
	13.665574	14.538377	6.39%	17,800	2007
	12.227790	13.665574	11.76%	22,575	2006
	11.571236	12.227790	5.67%	22,074	2005
	10.720003	11.571236	7.94%	21,981	2004
	8.547905	10.720003	25.41%	24,022	2003
	10.516473	8.547905	-18.72%	24,124	2002
	12.127493	10.516473	-13.28%	17,329	2001
	12.596911	12.127493	-3.73%	16,831	2000

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	17.841397	8.783710	-50.77%	0	2008
	16.262728	17.841397	9.71%	0	2007
	14.238978	16.262728	14.21%	1,720	2006
	13.125222	14.238978	8.49%	1,105	2005
	11.236149	13.125222	16.81%	327	2004
	9.096324	11.236149	23.52%	479	2003
	10.000000	9.096324	-9.04%	0	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.833644	-1.66%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.759342	1.901404	-49.42%	0	2008
	3.183134	3.759342	18.10%	0	2007
	2.911242	3.183134	9.34%	0	2006
	2.975335	2.911242	-2.15%	0	2005
	2.900164	2.975335	2.59%	0	2004
	1.899557	2.900164	52.68%	0	2003
	3.375688	1.899557	-43.73%	0	2002
	5.993413	3.375688	-43.68%	0	2001
	10.000000	5.993413	-40.07%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	14.062382	7.110287	-49.44%	154	2008
	11.897875	14.062382	18.19%	1,023	2007
	10.890064	11.897875	9.25%	1,037	2006
	11.129316	10.890064	-2.15%	1,033	2005
	10.851730	11.129316	2.56%	1,621	2004
	7.109711	10.851730	52.63%	1,256	2003
	10.000000	7.109711	-28.90%	977	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	16.089833	9.295254	-42.23%	0	2008
	13.363500	16.089833	20.40%	0	2007
	13.626314	13.363500	-1.93%	94	2006
	12.370936	13.626314	10.15%	757	2005
	11.186220	12.370936	10.59%	763	2004
	7.463213	11.186220	49.88%	92	2003
	10.000000	7.463213	-25.37%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	12.941561	8.019511	-38.03%	1,591	2008
	13.458229	12.941561	-3.84%	13,903	2007
	11.805622	13.458229	14.00%	31,672	2006
	11.514104	11.805622	2.53%	40,242	2005
	9.963657	11.514104	15.56%	29,815	2004
	7.707824	9.963657	29.27%	17,900	2003
	10.469799	7.707824	-26.38%	12,778	2002
	12.119427	10.469799	-13.61%	4,910	2001
	13.786084	12.119427	-12.09%	7,511	2000

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.583979	-44.16%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	18.660785	9.998534	-46.42%	41,493	2008
	16.623444	18.660785	12.26%	71,842	2007
	15.657105	16.623444	6.17%	98,282	2006
	15.146727	15.657105	3.37%	109,274	2005
	14.401857	15.146727	5.17%	116,680	2004
	11.182836	14.401857	28.79%	107,813	2003
	15.546364	11.182836	-28.07%	81,247	2002
	18.083324	15.546364	-14.03%	33,073	2001
	18.427568	18.083324	-1.87%	9,722	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.652004	13.323276	-41.18%	15,817	2008
	21.661296	22.652004	4.57%	20,369	2007
	18.713519	21.661296	15.75%	17,940	2006
	16.640631	18.713519	12.46%	19,003	2005
	14.194919	16.640631	17.23%	21,079	2004
	10.000000	14.194919	41.95%	18,749	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.105944	8.297510	-41.18%	62,904	2008
	13.491361	14.105944	4.56%	75,118	2007
	11.655041	13.491361	15.76%	90,001	2006
	10.366717	11.655041	12.43%	94,202	2005
	8.845490	10.366717	17.20%	104,836	2004
	6.288389	8.845490	40.66%	115,420	2003
	8.211680	6.288389	-23.42%	125,606	2002
	9.493145	8.211680	-13.50%	36,325	2001
	10.000000	9.493145	-5.07%	798	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.554138	1.983372	-79.24%	0	2008
	10.000000	9.554138	-4.46%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.307058	2.161890	-79.03%	0	2008
	10.491592	10.307058	-1.76%	0	2007
	10.000000	10.491592	4.92%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	15.173013	9.181622	-39.49%	20,742	2008
	14.775327	15.173013	2.69%	26,515	2007
	13.060178	14.775327	13.13%	31,446	2006
	12.529835	13.060178	4.23%	32,562	2005
	11.639025	12.529835	7.65%	39,918	2004
	9.338857	11.639025	24.63%	48,707	2003
	11.693870	9.338857	-20.14%	52,745	2002
	13.236091	11.693870	-11.65%	33,147	2001
	14.751442	13.236091	-10.27%	13,882	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.699671	5.930641	-38.86%	180	2008
	9.984100	9.699671	-2.85%	180	2007
	10.000000	9.984100	-0.16%	189	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	16.968927	8.499807	-49.91%	32,104	2008
	16.227583	16.968927	4.57%	46,111	2007
	16.025463	16.227583	1.26%	78,245	2006
	14.505376	16.025463	10.48%	86,465	2005
	12.313446	14.505376	17.80%	91,812	2004
	9.968740	12.313446	23.52%	83,445	2003
	14.037370	9.968740	-28.98%	62,452	2002
	20.768575	14.037370	-32.41%	17,360	2001
	23.789077	20.768575	-12.70%	6,507	2000

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.644273	6.567491	-43.60%	0	2008
	10.526070	11.644273	10.62%	0	2007
	10.000000	10.526070	5.26%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.117182	6.968347	-37.32%	335	2008
	10.972276	11.117182	1.32%	2,361	2007
	10.000000	10.972276	9.72%	170	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.583947	10.545211	-0.37%	15,709	2008
	10.227809	10.583947	3.48%	0	2007
	10.000000	10.227809	2.28%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.770119	9.511461	-11.69%	3,651	2008
	10.385438	10.770119	3.70%	3,651	2007
	10.000000	10.385438	3.85%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	31.661206	26.475117	-16.38%	2,302	2008
	30.221133	31.661206	4.77%	3,105	2007
	27.729876	30.221133	8.98%	3,105	2006
	25.116712	27.729876	10.40%	3,231	2005
	23.203314	25.116712	8.25%	3,231	2004
	18.451021	23.203314	25.76%	5,105	2003
	17.176522	18.451021	7.42%	3,180	2002
	15.863998	17.176522	8.27%	0	2001
	14.479873	15.863998	9.56%	0	2000

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.110738	5.293308	-47.65%	624	2008
	8.381518	10.110738	20.63%	2,960	2007
	7.798483	8.381518	7.48%	7,686	2006
	6.744070	7.798483	15.63%	4,092	2005
	5.639279	6.744070	19.59%	4,554	2004
	4.044559	5.639279	39.43%	7,641	2003
	5.973855	4.044559	-32.30%	11,869	2002
	8.594047	5.973855	-30.49%	11,751	2001
	10.000000	8.594047	-14.06%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	30.337246	18.528954	-38.92%	16,975	2008
	37.199576	30.337246	-18.45%	16,074	2007
	27.397762	37.199576	35.78%	17,065	2006
	23.797997	27.397762	15.13%	18,843	2005
	17.740386	23.797997	34.15%	20,780	2004
	13.117202	17.740386	35.25%	24,903	2003
	13.443112	13.117202	-2.42%	24,656	2002
	12.445148	13.443112	8.02%	9,369	2001
	11.985136	12.445148	3.84%	315	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	32.491558	17.224167	-46.99%	2,215	2008
	22.734416	32.491558	42.92%	1,692	2007
	18.560497	22.734416	22.49%	1,692	2006
	12.446323	18.560497	49.12%	0	2005
	10.000000	12.446323	24.46%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	59.306449	20.541986	-65.36%	66	2008
	43.822423	59.306449	35.33%	954	2007
	31.941114	43.822423	37.20%	1,466	2006
	24.602994	31.941114	29.83%	1,466	2005
	19.870857	24.602994	23.81%	1,466	2004
	13.103231	19.870857	51.65%	3,554	2003
	13.721459	13.103231	-4.51%	4,422	2002
	14.210596	13.721459	-3.44%	4,036	2001
	24.853443	14.210596	-42.82%	3,236	2000

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	32.491558	17.224167	-46.99%	2,215	2008
	22.734416	32.491558	42.92%	1,692	2007
	18.560497	22.734416	22.49%	1,692	2006
	12.446323	18.560497	49.12%	0	2005
	10.000000	12.446323	24.46%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	49.379822	26.163298	-47.02%	40	2008
	34.544385	49.379822	42.95%	43	2007
	28.212403	34.544385	22.44%	381	2006
	18.911846	28.212403	49.18%	4,398	2005
	15.478646	18.911846	22.18%	4,527	2004
	10.869895	15.478646	42.40%	5,768	2003
	11.374685	10.869895	-4.44%	310	2002
	12.915760	11.374685	-11.93%	310	2001
	11.787279	12.915760	9.57%	0	2000

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.810908	7.547129	-41.09%	10,563	2008
	12.216644	12.810908	4.86%	13,138	2007
	11.068570	12.216644	10.37%	14,765	2006
	10.431223	11.068570	6.11%	18,303	2005
	8.971514	10.431223	16.27%	19,429	2004
	6.657970	8.971514	34.75%	26,079	2003
	9.250791	6.657970	-28.03%	25,531	2002
	9.746555	9.250791	-5.09%	17,744	2001
	10.000000	9.746555	-2.53%	1,051	2000*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.383991	5.854720	-52.72%	0	2008
	12.429816	12.383991	-0.37%	0	2007
	11.195352	12.429816	11.03%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.845375	7.244363	-43.60%	0	2008
	11.696400	12.845375	9.82%	0	2007
	11.218519	11.696400	4.26%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.702008	7.640737	-48.03%	0	2008
	13.530439	14.702008	8.66%	0	2007
	11.839172	13.530439	14.29%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.701038	9.916493	-36.84%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.391105	11.019566	-3.26%	2,795	2008
	10.584296	11.391105	7.62%	4,187	2007
	10.598601	10.584296	-0.13%	0	2006
	10.615502	10.598601	-0.16%	3,204	2005
	10.206041	10.615502	4.01%	0	2004
	10.000000	10.206041	2.06%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.225835	7.218139	-35.70%	0	2008
	11.428768	11.225835	-1.78%	0	2007
	9.929177	11.428768	15.10%	0	2006
	9.653346	9.929177	2.86%	0	2005
	8.691036	9.653346	11.07%	0	2004
	6.834929	8.691036	27.16%	890	2003
	8.623786	6.834929	-20.74%	890	2002
	9.573565	8.623786	-9.92%	1,621	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.980792	8.125088	-45.76%	0	2008
	12.910087	14.980792	16.04%	0	2007
	10.503984	12.910087	22.91%	0	2006
	9.434597	10.503984	11.33%	0	2005
	8.351354	9.434597	12.97%	0	2004
	6.823270	8.351354	22.40%	0	2003
	8.717309	6.823270	-21.73%	0	2002
	12.522513	8.717309	-30.39%	409	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.613940	9.553218	-45.76%	0	2008
	15.179269	17.613940	16.04%	0	2007
	12.350255	15.179269	22.91%	184	2006
	11.107999	12.350255	11.18%	206	2005
	9.819250	11.107999	13.12%	204	2004
	8.022584	9.819250	22.40%	204	2003
	10.000000	8.022584	-19.77%	172	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.589059	7.874490	-25.64%	0	2008
	11.027429	10.589059	-3.98%	0	2007
	10.000000	11.027429	10.27%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.057478	6.935737	-42.48%	586	2008
	10.136715	12.057478	18.95%	586	2007
	10.660808	10.136715	-4.92%	586	2006
	10.614759	10.660808	0.43%	586	2005
	9.756701	10.614759	8.79%	586	2004
	7.946664	9.756701	22.78%	586	2003
	10.000000	7.946664	-20.53%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.540625	11.185668	-28.02%	3,580	2008
	16.667321	15.540625	-6.76%	6,152	2007
	14.289251	16.667321	16.64%	6,152	2006
	13.839011	14.289251	3.25%	6,641	2005
	12.313381	13.839011	12.39%	9,077	2004
	9.713280	12.313381	26.77%	5,531	2003
	11.308628	9.713280	-14.11%	20,915	2002
	10.197744	11.308628	10.89%	4,205	2001

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.076201	6.603613	-49.50%	0	2008
	9.517919	13.076201	37.39%	0	2007
	10.000000	9.517919	-4.82%	0	2006*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	11.411790	5.972927	-47.66%	0	2008
	12.088561	11.411790	-5.60%	0	2007
	10.862701	12.088561	11.29%	0	2006
	9.514010	10.862701	14.18%	0	2005
	8.202843	9.514010	15.98%	0	2004
	5.651258	8.202843	45.15%	0	2003
	8.731633	5.651258	-35.28%	0	2002
	12.448592	8.731633	-29.86%	0	2001

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	14.618837	8.473249	-42.04%	0	2008
	12.755997	14.618837	14.60%	0	2007
	10.936012	12.755997	16.64%	0	2006
	9.472623	10.936012	15.45%	0	2005
	8.398286	9.472623	12.79%	0	2004
	6.419202	8.398286	30.83%	0	2003
	8.153235	6.419202	-21.27%	0	2002
	10.672586	8.153235	-23.61%	0	2001

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	12.605814	7.907242	-37.27%	0	2008
	12.599958	12.605814	0.05%	0	2007
	10.739166	12.599958	17.33%	0	2006
	10.101697	10.739166	6.31%	0	2005
	9.229428	10.101697	9.45%	0	2004
	7.501271	9.229428	23.04%	0	2003
	9.922893	7.501271	-24.40%	0	2002
	10.000956	9.922893	-0.78%	0	2001

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.254844	9.680413	-32.09%	1,594	2008
	14.598370	14.254844	-2.35%	1,594	2007
	12.979641	14.598370	12.47%	2,975	2006
	12.312807	12.979641	5.42%	1,594	2005
	10.276639	12.312807	19.81%	1,594	2004
	7.587564	10.276639	35.44%	1,594	2003
	10.000000	7.587564	-24.12%	0	2002*

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	8.265192	5.327622	-35.54%	0	2008
	7.801519	8.265192	5.94%	0	2007
	7.267419	7.801519	7.35%	0	2006
	7.134773	7.267419	1.86%	0	2005
	6.833733	7.134773	4.41%	0	2004
	5.517158	6.833733	23.86%	0	2003
	7.899217	5.517158	-30.16%	0	2002
	10.380157	7.899217	-23.90%	0	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.521014	6.500695	-38.21%	10,482	2008
	10.169522	10.521014	3.46%	9,468	2007
	8.956764	10.169522	13.54%	9,462	2006
	8.702901	8.956764	2.92%	9,363	2005
	8.001922	8.702901	8.76%	10,779	2004
	6.341490	8.001922	26.18%	15,357	2003
	8.309551	6.341490	-23.68%	16,052	2002
	9.626823	8.309551	-13.68%	7,291	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	11.045665	7.649085	-30.75%	0	2008
	10.489561	11.045665	5.30%	0	2007
	9.160955	10.489561	14.50%	0	2006
	8.928061	9.160955	2.61%	0	2005
	8.646151	8.928061	3.26%	0	2004
	7.258882	8.646151	19.11%	0	2003
	8.866534	7.258882	-18.13%	0	2002
	9.946799	8.866534	-10.86%	4,369	2001

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.952067	9.698388	-2.55%	0	2008
	10.277768	9.952067	-3.17%	0	2007
	10.000000	10.277768	2.78%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.374489	12.188974	-8.86%	28,783	2008
	12.911892	13.374489	3.58%	29,068	2007
	12.610701	12.911892	2.39%	29,457	2006
	12.663894	12.610701	-0.42%	29,856	2005
	12.432845	12.663894	1.86%	29,826	2004
	12.086367	12.432845	2.87%	47,014	2003
	11.248475	12.086367	7.45%	47,606	2002
	10.594913	11.248475	6.17%	1,766	2001

Fidelity Variable Insurance Products Fund - VIP Contrafund ® Portfolio: Service Class - Q/NQ	16.515303	9.316033	-43.59%	15,918	2008
	14.298951	16.515303	15.50%	15,289	2007
	13.034847	14.298951	9.70%	15,469	2006
	11.347721	13.034847	14.87%	16,813	2005
	10.008646	11.347721	13.38%	13,784	2004
	7.932488	10.008646	26.17%	8,127	2003
	8.909469	7.932488	-10.97%	7,334	2002
	10.343090	8.909469	-13.86%	5,487	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.386940	5.999758	-55.18%	0	2008
	9.351449	13.386940	43.15%	0	2007
	10.000000	9.351449	-6.49%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.936709	7.285831	-43.68%	10,506	2008
	12.977703	12.936709	-0.32%	11,376	2007
	10.993905	12.977703	18.04%	14,537	2006
	10.574610	10.993905	3.97%	11,999	2005
	9.658120	10.574610	9.49%	13,210	2004
	7.544918	9.658120	28.01%	17,009	2003
	9.247408	7.544918	-18.41%	14,391	2002
	9.912757	9.247408	-6.71%	13,126	2001

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.196038	8.245737	-26.35%	0	2008
	10.484257	11.196038	6.79%	0	2007
	10.000000	10.484257	4.84%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.374367	7.523329	-33.86%	0	2008
	10.504183	11.374367	8.28%	0	2007
	10.000000	10.504183	5.04%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.503856	7.002297	-39.13%	0	2008
	10.524279	11.503856	9.31%	0	2007
	10.000000	10.524279	5.24%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.322042	4.117850	-55.83%	0	2008
	7.707977	9.322042	20.94%	0	2007
	7.446189	7.707977	3.52%	0	2006
	6.957979	7.446189	7.02%	0	2005
	6.611555	6.957979	5.24%	1,887	2004
	5.187189	6.611555	27.46%	2,108	2003
	6.758171	5.187189	-23.25%	2,041	2002
	8.036133	6.758171	-15.90%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.764399	5.583142	-48.13%	2,656	2008
	8.632044	10.764399	24.70%	9,374	2007
	8.227083	8.632044	4.92%	5,104	2006
	7.919648	8.227083	3.88%	6,344	2005
	7.801994	7.919648	1.51%	6,344	2004
	5.977313	7.801994	30.53%	2,512	2003
	8.711728	5.977313	-31.39%	1,272	2002
	10.773174	8.711728	-19.13%	699	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.689202	7.137243	-26.34%	0	2008
	9.602576	9.689202	0.90%	0	2007
	8.786070	9.602576	9.29%	4,178	2006
	8.717634	8.786070	0.79%	466	2005
	8.101344	8.717634	7.61%	4,567	2004
	6.490761	8.101344	24.81%	4,567	2003
	6.372448	6.490761	1.86%	0	2002
	7.358723	6.372448	-13.40%	604	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.772842	7.207015	-26.25%	1,897	2008
	10.000000	9.772842	-2.27%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.916785	10.372212	-4.99%	0	2008
	10.657751	10.916785	2.43%	0	2007
	10.394591	10.657751	2.53%	0	2006
	10.358379	10.394591	0.35%	0	2005
	10.101245	10.358379	2.55%	0	2004
	10.000000	10.101245	1.01%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.158385	6.634926	-40.54%	2,283	2008
	9.830032	11.158385	13.51%	0	2007
	10.000000	9.830032	-1.70%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	15.429063	8.513548	-44.82%	0	2008
	13.392845	15.429063	15.20%	0	2007
	11.550783	13.392845	15.95%	0	2006
	9.876226	11.550783	16.96%	0	2005
	8.852908	9.876226	11.56%	0	2004
	6.288770	8.852908	40.77%	0	2003
	8.031546	6.288770	-21.70%	0	2002
	10.379362	8.031546	-22.62%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	18.915891	10.435125	-44.83%	1,263	2008
	16.416913	18.915891	15.22%	3,842	2007
	14.158574	16.416913	15.95%	3,846	2006
	12.110746	14.158574	16.91%	3,949	2005
	10.855078	12.110746	11.57%	4,052	2004
	7.708483	10.855078	40.82%	0	2003
	10.000000	7.708483	-22.92%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.422507	7.401564	-52.01%	1,062	2008
	14.858647	15.422507	3.79%	1,062	2007
	13.007946	14.858647	14.23%	1,243	2006
	12.902636	13.007946	0.82%	1,242	2005
	11.515065	12.902636	12.05%	1,364	2004
	7.423709	11.515065	55.11%	189	2003
	10.000000	7.423709	-25.76%	201	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.309545	7.820175	-30.85%	0	2008
	11.089575	11.309545	1.98%	1,113	2007
	10.000000	11.089575	10.90%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.719744	6.399697	-34.16%	2,427	2008
	10.129883	9.719744	-4.05%	0	2007
	10.000000	10.129883	1.30%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.580310	-34.20%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.460804	6.262201	-53.48%	0	2008
	10.641087	13.460804	26.50%	0	2007
	10.000000	10.641087	6.41%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.287718	7.199705	-41.41%	0	2008
	10.828723	12.287718	13.47%	0	2007
	10.000000	10.828723	8.29%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	11.373802	11.874402	4.40%	0	2008
	10.421750	11.373802	9.14%	0	2007
	10.000000	10.421750	4.22%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.100585	9.257720	-34.35%	0	2008
	14.002214	14.100585	0.70%	0	2007
	12.190722	14.002214	14.86%	0	2006
	11.354868	12.190722	7.36%	0	2005
	10.000000	11.354868	13.55%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.245915	6.156160	-45.26%	2,335	2008
	8.373693	11.245915	34.30%	140	2007
	7.806451	8.373693	7.27%	140	2006
	7.055157	7.806451	10.65%	140	2005
	6.083963	7.055157	15.96%	1,085	2004
	5.147573	6.083963	18.19%	6,431	2003
	6.228852	5.147573	-17.36%	7,846	2002
	8.107133	6.228852	-23.17%	4,917	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.093313	7.772210	-44.85%	0	2008
	11.776438	14.093313	19.67%	0	2007
	11.098352	11.776438	6.11%	0	2006
	10.141036	11.098352	9.44%	0	2005
	10.230953	10.141036	-0.88%	484	2004
	7.073630	10.230953	44.64%	514	2003
	10.000000	7.073630	-29.26%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.586938	2.526192	-44.93%	0	2008
	3.834638	4.586938	19.62%	0	2007
	3.617587	3.834638	6.00%	0	2006
	3.298923	3.617587	9.66%	0	2005
	3.337081	3.298923	-1.14%	0	2004
	2.317610	3.337081	43.99%	0	2003
	3.991639	2.317610	-41.94%	1,168	2002
	6.479020	3.991639	-38.39%	0	2001

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.393537	10.900985	-37.33%	0	2008
	16.673495	17.393537	4.32%	0	2007
	15.312069	16.673495	8.89%	0	2006
	14.043607	15.312069	9.03%	0	2005
	12.162319	14.043607	15.47%	0	2004
	10.000000	12.162319	21.62%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	28.069600	13.185794	-53.02%	1,148	2008
	22.297783	28.069600	25.89%	0	2007
	15.461983	22.297783	44.21%	0	2006
	11.913909	15.461983	29.78%	0	2005
	10.209599	11.913909	16.69%	0	2004
	7.719236	10.209599	32.26%	1,498	2003
	10.000000	7.719236	-22.81%	1,608	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.235545	7.623666	-53.04%	0	2008
	12.902589	16.235545	25.83%	0	2007
	8.951137	12.902589	44.14%	0	2006
	6.901163	8.951137	29.70%	0	2005
	5.915144	6.901163	16.67%	0	2004
	4.472745	5.915144	32.25%	0	2003
	6.128895	4.472745	-27.02%	0	2002
	8.143702	6.128895	-24.74%	2,677	2001

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.069070	9.962500	-33.89%	0	2008
	14.249058	15.069070	5.75%	0	2007
	12.028264	14.249058	18.46%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	12.822314	7.909482	-38.31%	1,956	2008
	12.147803	12.822314	5.55%	1,956	2007
	10.899300	12.147803	11.45%	1,956	2006
	10.228883	10.899300	6.55%	1,956	2005
	8.984815	10.228883	13.85%	3,225	2004
	6.936818	8.984815	29.52%	0	2003
	9.594571	6.936818	-27.70%	0	2002
	9.910972	9.594571	-3.19%	5,235	2001

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.480296	5.517910	-47.35%	0	2008
	10.330606	10.480296	1.45%	0	2007
	10.000000	10.330606	3.31%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	15.611490	8.690227	-44.33%	1,428	2008
	12.962624	15.611490	20.43%	1,441	2007
	11.496834	12.962624	12.75%	1,604	2006
	10.282120	11.496834	11.81%	1,597	2005
	8.993282	10.282120	14.33%	1,717	2004
	7.143412	8.993282	25.90%	1,682	2003
	10.284686	7.143412	-30.54%	1,714	2002
	13.886316	10.284686	-25.94%	4,162	2001

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	14.321004	6.701509	-53.21%	1,773	2008
	13.325981	14.321004	7.47%	5,971	2007
	12.077412	13.325981	10.34%	5,971	2006
	10.407471	12.077412	16.05%	8,867	2005
	8.898815	10.407471	16.95%	4,658	2004
	6.701201	8.898815	32.79%	2,262	2003
	8.986985	6.701201	-25.43%	504	2002
	9.409456	8.986985	-4.49%	390	2001

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.283801	5.463932	-46.87%	0	2008
	10.152648	10.283801	1.29%	0	2007
	10.000000	10.152648	1.53%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.405989	8.855412	-14.90%	0	2008
	10.104772	10.405989	2.98%	0	2007
	9.864528	10.104772	2.44%	0	2006
	9.891887	9.864528	-0.28%	0	2005
	9.985156	9.891887	-0.93%	0	2004
	10.000000	9.985156	-0.15%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.710117	8.156925	-40.50%	0	2008
	13.877105	13.710117	-1.20%	0	2007
	13.412068	13.877105	3.47%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.978067	8.320532	-40.47%	0	2008
	13.215001	13.978067	5.77%	0	2007
	11.822846	13.215001	11.78%	0	2006
	11.254941	11.822846	5.05%	0	2005
	10.000000	11.254941	12.55%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.889310	7.516796	-30.97%	0	2008
	10.437649	10.889310	4.33%	0	2007
	10.000000	10.437649	4.38%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.547109	9.344260	-11.40%	0	2008
	10.419772	10.547109	1.22%	0	2007
	10.000000	10.419772	4.20%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.049870	7.268248	-39.68%	0	2008
	10.719544	12.049870	12.41%	0	2007
	10.000000	10.719544	7.20%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.270518	6.180334	-45.16%	0	2008
	10.247234	11.270518	9.99%	0	2007
	10.000000	10.247234	2.47%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.779553	5.953882	-39.12%	0	2008
	10.000000	9.779553	-2.20%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.087309	9.263916	-29.21%	947	2008
	12.910184	13.087309	1.37%	947	2007
	11.873788	12.910184	8.73%	947	2006
	11.797727	11.873788	0.64%	947	2005
	10.901080	11.797727	8.23%	1,037	2004
	9.069535	10.901080	20.19%	947	2003
	8.938092	9.069535	1.47%	2,386	2002
	8.725646	8.938092	2.43%	2,303	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.490054	8.121026	-29.32%	1,686	2008
	11.330863	11.490054	1.40%	0	2007
	10.421681	11.330863	8.72%	113	2006
	10.000000	10.421681	4.22%	108	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	32.579671	13.526313	-58.48%	0	2008
	22.768148	32.579671	43.09%	0	2007
	16.940420	22.768148	34.40%	0	2006
	12.992081	16.940420	30.39%	0	2005
	10.946077	12.992081	18.69%	0	2004
	6.737713	10.946077	62.46%	0	2003
	8.085801	6.737713	-16.67%	0	2002
	8.676322	8.085801	-6.81%	0	2001

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	36.167634	14.991860	-58.55%	3,001	2008
	25.280916	36.167634	43.06%	1,282	2007
	18.820135	25.280916	34.33%	61	2006
	14.431753	18.820135	30.41%	2,022	2005
	12.157699	14.431753	18.70%	85	2004
	7.485519	12.157699	62.42%	97	2003
	10.000000	7.485519	-25.15%	94	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	20.638821	13.612831	-34.04%	0	2008
	17.441004	20.638821	18.34%	0	2007
	12.894331	17.441004	35.26%	0	2006
	12.318634	12.894331	4.67%	0	2005
	9.643548	12.318634	27.74%	0	2004
	7.900585	9.643548	22.06%	0	2003
	10.000000	7.900585	-20.99%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.212910	12.842853	-46.96%	1,373	2008
	19.373993	24.212910	24.98%	1,895	2007
	14.823511	19.373993	30.70%	2,154	2006
	11.583693	14.823511	27.97%	0	2005
	10.304923	11.583693	12.41%	0	2004
	7.746056	10.304923	33.03%	0	2003
	10.000000	7.746056	-22.54%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	14.676850	8.029729	-45.29%	0	2008
	12.453767	14.676850	17.85%	0	2007
	10.063836	12.453767	23.75%	0	2006
	8.578434	10.063836	17.32%	0	2005
	7.544804	8.578434	13.70%	0	2004
	5.641033	7.544804	33.75%	0	2003
	7.691601	5.641033	-26.66%	0	2002
	9.638561	7.691601	-20.20%	0	2001

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.314770	14.400670	-45.28%	1,026	2008
	22.321059	26.314770	17.89%	0	2007
	18.047559	22.321059	23.68%	0	2006
	15.383743	18.047559	17.32%	0	2005
	13.530129	15.383743	13.70%	0	2004
	10.000000	13.530129	35.30%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.123186	-48.77%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.107929	-38.92%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.339916	-36.60%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.898055	-21.02%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.177820	-28.22%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.045270	-9.55%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.534670	-24.65%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.815732	-31.84%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.277026	-17.23%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.832166	-1.68%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.816183	-1.84%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.264167	9.656176	-47.13%	0	2008
	18.792603	18.264167	-2.81%	0	2007
	15.885982	18.792603	18.30%	0	2006
	14.536085	15.885982	9.29%	0	2005
	12.208133	14.536085	19.07%	1,177	2004
	8.779218	12.208133	39.06%	0	2003
	10.000000	8.779218	-12.21%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.694396	14.500804	5.89%	30,628	2008
	13.001762	13.694396	5.33%	28,557	2007
	12.798374	13.001762	1.59%	28,557	2006
	12.607632	12.798374	1.51%	28,976	2005
	12.420485	12.607632	1.51%	29,269	2004
	12.387519	12.420485	0.27%	30,007	2003
	11.354552	12.387519	9.10%	36,086	2002
	10.770572	11.354552	5.42%	8,482	2001

NVIT NVIT Growth Fund: Class I - Q/NQ	6.180327	3.723622	-39.75%	0	2008
	5.259774	6.180327	17.50%	7,388	2007
	5.039656	5.259774	4.37%	0	2006
	4.813650	5.039656	4.70%	0	2005
	4.527588	4.813650	6.32%	0	2004
	3.469794	4.527588	30.49%	0	2003
	4.952256	3.469794	-29.94%	0	2002
	7.011148	4.952256	-29.37%	0	2001

NVIT NVIT Health Sciences Fund: Class III- Q/NQ	14.348829	10.545671	-26.51%	0	2008
	12.892895	14.348829	11.29%	0	2007
	12.770201	12.892895	0.96%	100	2006
	11.981156	12.770201	6.59%	90	2005
	11.301852	11.981156	6.01%	86	2004
	8.406045	11.301852	34.45%	82	2003
	10.000000	8.406045	-15.94%	96	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.653883	6.519215	-44.06%	0	2008
	10.838892	11.653883	7.52%	0	2007
	10.000000	10.838892	8.39%	0	2006*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.502953	9.780927	-32.56%	0	2008
	13.900226	14.502953	4.34%	0	2007
	12.344896	13.900226	12.60%	7,375	2006
	11.728326	12.344896	5.26%	7,375	2005
	10.643945	11.728326	10.19%	7,375	2004
	8.549857	10.643945	24.49%	53,687	2003
	10.000000	8.549857	-14.50%	7,375	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.849056	10.946084	-7.62%	0	2008
	11.439502	11.849056	3.58%	0	2007
	10.961134	11.439502	4.36%	0	2006
	10.793259	10.961134	1.56%	0	2005
	10.491789	10.793259	2.87%	2,035	2004
	9.891153	10.491789	6.07%	27,892	2003
	10.000000	9.891153	-1.09%	11,835	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.456647	10.159426	-24.50%	0	2008
	12.957311	13.456647	3.85%	949	2007
	11.836907	12.957311	9.47%	4,067	2006
	11.430176	11.836907	3.56%	4,147	2005
	10.615527	11.430176	7.67%	1,114	2004
	8.995312	10.615527	18.01%	7,126	2003
	10.000000	8.995312	-10.05%	1,182	2002*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.124787	9.389637	-37.92%	7,343	2008
	14.522502	15.124787	4.15%	18,257	2007
	12.640673	14.522502	14.89%	18,257	2006
	11.913697	12.640673	6.10%	18,257	2005
	10.628853	11.913697	12.09%	18,257	2004
	8.199498	10.628853	29.63%	18,257	2003
	10.000000	8.199498	-18.01%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.726582	10.628096	-16.49%	0	2008
	12.231204	12.726582	4.05%	0	2007
	11.475585	12.231204	6.58%	0	2006
	11.172292	11.475585	2.71%	0	2005
	10.606188	11.172292	5.34%	10,187	2004
	9.489589	10.606188	11.77%	30,477	2003
	10.000000	9.489589	-5.10%	46,118	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.845137	12.394191	-37.55%	3,383	2008
	18.771190	19.845137	5.72%	2,525	2007
	17.376513	18.771190	8.03%	4,667	2006
	15.768301	17.376513	10.20%	3,522	2005
	13.860424	15.768301	13.76%	1,332	2004
	10.471383	13.860424	32.36%	439	2003
	12.577501	10.471383	-16.75%	0	2002
	12.965645	12.577501	-2.99%	985	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.289488	11.325476	0.32%	6,228	2008
	10.960502	11.289488	3.00%	7,143	2007
	10.666317	10.960502	2.76%	2,802	2006
	10.568302	10.666317	0.93%	2,314	2005
	10.664538	10.568302	-0.90%	2,314	2004
	10.781517	10.664538	-1.08%	4,823	2003
	10.836691	10.781517	-0.51%	80,590	2002
	10.641677	10.836691	1.83%	5,411	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.632414	11.083470	-18.70%	3,145	2008
	13.256349	13.632414	2.84%	3,451	2007
	12.862646	13.256349	3.06%	3,202	2006
	12.805314	12.862646	0.45%	4,235	2005
	12.227805	12.805314	4.72%	3,611	2004
	11.094926	12.227805	10.21%	6,144	2003
	10.527978	11.094926	5.39%	14,988	2002
	10.280419	10.527978	2.41%	4,015	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.070359	-39.30%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.864487	11.534047	-47.25%	0	2008
	21.611209	21.864487	1.17%	0	2007
	17.909961	21.611209	20.67%	183	2006
	16.258970	17.909961	10.15%	183	2005
	13.753445	16.258970	18.22%	2,068	2004
	10.000000	13.753445	37.53%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.291956	-37.08%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.276217	-37.24%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.198650	-38.01%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.680815	-33.19%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	16.428033	8.652209	-47.33%	0	2008
	15.228839	16.428033	7.87%	313	2007
	15.010175	15.228839	1.46%	476	2006
	14.126052	15.010175	6.26%	949	2005
	12.670461	14.126052	11.49%	952	2004
	9.599855	12.670461	31.99%	3,727	2003
	14.639366	9.599855	-34.42%	15,452	2002
	16.705019	14.639366	-12.37%	197	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	21.943047	14.634307	-33.31%	517	2008
	23.977837	21.943047	-8.49%	517	2007
	20.795111	23.977837	15.31%	1,472	2006
	20.523009	20.795111	1.33%	850	2005
	17.798875	20.523009	15.31%	1,137	2004
	11.543278	17.798875	54.19%	1,399	2003
	16.122666	11.543278	-28.40%	1,251	2002
	12.787277	16.122666	26.08%	61,949	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.310072	13.555192	-39.24%	0	2008
	22.224214	22.310072	0.39%	1,522	2007
	20.178364	22.224214	10.14%	1,522	2006
	18.275241	20.178364	10.41%	0	2005
	15.619903	18.275241	17.00%	0	2004
	11.268207	15.619903	38.62%	0	2003
	13.866158	11.268207	-18.74%	0	2002
	15.121378	13.866158	-8.30%	3,069	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	11.324266	6.505702	-42.55%	972	2008
	10.649866	11.324266	6.33%	972	2007
	9.534200	10.649866	11.70%	972	2006
	9.026851	9.534200	5.62%	973	2005
	8.367042	9.026851	7.89%	973	2004
	6.675091	8.367042	25.35%	973	2003
	8.216536	6.675091	-18.76%	6,544	2002
	9.480069	8.216536	-13.33%	973	2001

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	17.787684	8.752793	-50.79%	0	2008
	16.222071	17.787684	9.65%	0	2007
	14.210586	16.222071	14.15%	0	2006
	13.105683	14.210586	8.43%	0	2005
	11.225121	13.105683	16.75%	0	2004
	9.092017	11.225121	23.46%	0	2003
	10.000000	9.092017	-9.08%	0	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.830311	-1.70%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.745511	1.893443	-49.45%	0	2008
	3.173035	3.745511	18.04%	0	2007
	2.903481	3.173035	9.28%	0	2006
	2.968897	2.903481	-2.20%	0	2005
	2.895359	2.968897	2.54%	0	2004
	1.897376	2.895359	52.60%	0	2003
	3.373545	1.897376	-43.76%	1,368	2002
	5.992673	3.373545	-43.71%	687	2001

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	14.021887	7.086197	-49.46%	0	2008
	11.869686	14.021887	18.13%	0	2007
	10.869772	11.869686	9.20%	0	2006
	11.114218	10.869772	-2.20%	0	2005
	10.842520	11.114218	2.51%	372	2004
	7.107282	10.842520	52.56%	487	2003
	10.000000	7.107282	-28.93%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	16.041426	9.262558	-42.26%	0	2008
	13.330093	16.041426	20.34%	0	2007
	13.599140	13.330093	-1.98%	0	2006
	12.352522	13.599140	10.09%	0	2005
	11.175255	12.352522	10.53%	69	2004
	7.459677	11.175255	49.81%	1,398	2003
	10.000000	7.459677	-25.40%	11,489	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.077576	6.241606	-38.06%	767	2008
	10.485261	10.077576	-3.89%	767	2007
	9.202382	10.485261	13.94%	767	2006
	8.979694	9.202382	2.48%	767	2005
	7.774478	8.979694	15.50%	2,607	2004
	6.017346	7.774478	29.20%	767	2003
	8.177730	6.017346	-26.42%	0	2002
	9.471062	8.177730	-13.66%	291	2001

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	9.830311	-1.70%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	12.868455	6.891456	-46.45%	3,735	2008
	11.469371	12.868455	12.20%	8,250	2007
	10.808133	11.469371	6.12%	8,281	2006
	10.461119	10.808133	3.32%	8,719	2005
	9.951728	10.461119	5.12%	8,596	2004
	7.731297	9.951728	28.72%	6,249	2003
	10.753519	7.731297	-28.10%	22,630	2002
	12.514763	10.753519	-14.07%	6,107	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.598324	13.284926	-41.21%	0	2008
	21.621027	22.598324	4.52%	0	2007
	18.688207	21.621027	15.69%	0	2006
	16.626541	18.688207	12.40%	0	2005
	14.190099	16.626541	17.17%	52	2004
	10.000000	14.190099	41.90%	1,144	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.051084	8.261035	-41.21%	1,869	2008
	13.445762	14.051084	4.50%	1,869	2007
	11.621530	13.445762	15.70%	1,869	2006
	10.342152	11.621530	12.37%	1,869	2005
	8.829014	10.342152	17.14%	2,070	2004
	6.279861	8.829014	40.59%	2,473	2003
	8.204726	6.279861	-23.46%	2,557	2002
	9.489961	8.204726	-13.54%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.550890	1.981687	-79.25%	0	2008
	10.000000	9.550890	-4.49%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.298312	2.158949	-79.04%	0	2008
	10.488054	10.298312	-1.81%	0	2007
	10.000000	10.488054	4.88%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.047780	6.681916	-39.52%	0	2008
	10.763720	11.047780	2.64%	0	2007
	9.519072	10.763720	13.08%	0	2006
	9.137147	9.519072	4.18%	3,366	2005
	8.491851	9.137147	7.60%	3,366	2004
	6.817103	8.491851	24.57%	1,140	2003
	8.540552	6.817103	-20.18%	1,140	2002
	9.671852	8.540552	-11.70%	1,905	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.691444	5.922587	-38.89%	2,656	2008
	9.980733	9.691444	-2.90%	0	2007
	10.000000	9.980733	-0.19%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	11.416738	5.715778	-49.94%	0	2008
	10.923544	11.416738	4.51%	1,249	2007
	10.792970	10.923544	1.21%	1,249	2006
	9.774156	10.792970	10.42%	2,819	2005
	8.301377	9.774156	17.74%	1,249	2004
	6.724059	8.301377	23.46%	2,819	2003
	9.473229	6.724059	-29.02%	6,496	2002
	14.023027	9.473229	-32.45%	0	2001

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.634404	6.558579	-43.63%	0	2008
	10.522524	11.634404	10.57%	0	2007
	10.000000	10.522524	5.23%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.107758	6.958885	-37.35%	0	2008
	10.968586	11.107758	1.27%	0	2007
	10.000000	10.968586	9.69%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.574925	10.530865	-0.42%	0	2008
	10.224316	10.574925	3.43%	0	2007
	10.000000	10.224316	2.24%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.760988	9.498565	-11.73%	0	2008
	10.381939	10.760988	3.65%	0	2007
	10.000000	10.381939	3.82%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	24.413707	20.404365	-16.42%	0	2008
	23.315194	24.413707	4.71%	0	2007
	21.404075	23.315194	8.93%	0	2006
	19.396867	21.404075	10.35%	0	2005
	17.928317	19.396867	8.19%	0	2004
	14.263644	17.928317	25.69%	53	2003
	13.285149	14.263644	7.37%	62	2002
	12.276257	13.285149	8.22%	0	2001

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.071413	5.270037	-47.67%	0	2008
	8.353187	10.071413	20.57%	0	2007
	7.776058	8.353187	7.42%	0	2006
	6.728088	7.776058	15.58%	0	2005
	5.628773	6.728088	19.53%	0	2004
	4.039063	5.628773	39.36%	0	2003
	5.968779	4.039063	-32.33%	0	2002
	8.591151	5.968779	-30.52%	646	2001

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	27.560124	16.824174	-38.95%	348	2008
	33.811561	27.560124	-18.49%	339	2007
	24.915071	33.811561	35.71%	510	2006
	21.652466	24.915071	15.07%	1,486	2005
	16.149186	21.652466	34.08%	1,275	2004
	11.946728	16.149186	35.18%	1,222	2003
	12.249784	11.946728	-2.47%	469	2002
	11.346213	12.249784	7.96%	998	2001

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.257475	10.483599	-65.35%	0	2008
	22.377079	30.257475	35.22%	0	2007
	16.313414	22.377079	37.17%	0	2006
	12.584599	16.313414	29.63%	0	2005
	10.000000	12.584599	25.85%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	37.066048	12.832010	-65.38%	0	2008
	27.402650	37.066048	35.26%	0	2007
	19.983261	27.402650	37.13%	0	2006
	15.400121	19.983261	29.76%	0	2005
	12.444385	15.400121	23.75%	0	2004
	8.210254	12.444385	51.57%	0	2003
	8.602001	8.210254	-4.55%	0	2002
	8.913211	8.602001	-3.49%	0	2001

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	32.431172	17.183383	-47.02%	300	2008
	22.703760	32.431172	42.84%	409	2007
	18.544874	22.703760	22.43%	436	2006
	12.442137	18.544874	49.05%	546	2005
	10.000000	12.442137	24.42%	708	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	41.668880	22.066487	-47.04%	0	2008
	29.164988	41.668880	42.87%	0	2007
	23.831127	29.164988	22.38%	0	2006
	15.982999	23.831127	49.10%	0	2005
	13.088136	15.982999	22.12%	0	2004
	9.195824	13.088136	42.33%	560	2003
	9.627768	9.195824	-4.49%	0	2002
	10.937759	9.627768	-11.98%	0	2001

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.761065	7.513936	-41.12%	0	2008
	12.175345	12.761065	4.81%	450	2007
	11.036738	12.175345	10.32%	450	2006
	10.406493	11.036738	6.06%	1,138	2005
	8.954792	10.406493	16.21%	1,571	2004
	6.648942	8.954792	34.68%	6,222	2003
	9.242958	6.648942	-28.06%	24,761	2002
	9.743284	9.242958	-5.14%	4,105	2001

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.348344	5.834885	-52.75%	0	2008
	12.400389	12.348344	-0.42%	0	2007
	11.174525	12.400389	10.97%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.808389	7.219820	-43.63%	0	2008
	11.668696	12.808389	9.77%	0	2007
	11.197624	11.668696	4.21%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.674642	7.622629	-48.06%	0	2008
	13.512160	14.674642	8.60%	0	2007
	11.829178	13.512160	14.23%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.655792	9.882870	-36.87%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.364069	10.987820	-3.31%	6,271	2008
	10.564578	11.364069	7.57%	4,265	2007
	10.584226	10.564578	-0.19%	4,154	2006
	10.606483	10.584226	-0.21%	4,071	2005
	10.202557	10.606483	3.96%	643	2004
	10.000000	10.202557	2.03%	643	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.176437	7.182722	-35.73%	4,688	2008
	11.384294	11.176437	-1.83%	7,528	2007
	9.895561	11.384294	15.04%	7,899	2006
	9.625539	9.895561	2.81%	7,959	2005
	8.670410	9.625539	11.02%	9,573	2004
	6.822181	8.670410	27.09%	9,317	2003
	8.612091	6.822181	-20.78%	8,524	2002
	9.565494	8.612091	-9.97%	8,127	2001
	10.891060	9.565494	-12.17%	7,696	2000
	10.000000	10.891060	8.91%	0	1999*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.914874	8.085212	-45.79%	0	2008
	12.859855	14.914874	15.98%	0	2007
	10.468429	12.859855	22.84%	0	2006
	9.407439	10.468429	11.28%	0	2005
	8.331561	9.407439	12.91%	533	2004
	6.810559	8.331561	22.33%	533	2003
	8.705508	6.810559	-21.77%	533	2002
	12.511970	8.705508	-30.42%	3,268	2001
	15.309779	12.511970	-18.27%	2,965	2000
	10.000000	15.309779	53.10%	0	1999*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.563231	9.520862	-45.79%	4,637	2008
	15.143308	17.563231	15.98%	8,158	2007
	12.327246	15.143308	22.84%	8,920	2006
	11.092933	12.327246	11.13%	6,688	2005
	9.810925	11.092933	13.07%	4,424	2004
	8.019853	9.810925	22.33%	4,715	2003
	10.000000	8.019853	-19.80%	4,397	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.580065	7.863789	-25.67%	640	2008
	11.023713	10.580065	-4.02%	0	2007
	10.000000	11.023713	10.24%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	12.022733	6.912228	-42.51%	1,214	2008
	10.112678	12.022733	18.89%	1,214	2007
	10.640922	10.112678	-4.96%	1,818	2006
	10.600340	10.640922	0.38%	1,818	2005
	9.748406	10.600340	8.74%	1,818	2004
	7.943949	9.748406	22.71%	74,494	2003
	10.000000	7.943949	-20.56%	35,008	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.472277	11.130793	-28.06%	881	2008
	16.602508	15.472277	-6.81%	896	2007
	14.240913	16.602508	16.58%	863	2006
	13.799188	14.240913	3.20%	3,397	2005
	12.284189	13.799188	12.33%	3,961	2004
	9.695180	12.284189	26.70%	4,446	2003
	11.293308	9.695180	-14.15%	7,174	2002
	10.189139	11.293308	10.84%	5,343	2001
	8.777154	10.189139	16.09%	3,261	2000
	10.000000	8.777154	-12.23%	0	1999*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.065128	6.594647	-49.52%	0	2008
	9.514717	13.065128	37.31%	0	2007
	10.000000	9.514717	-4.85%	0	2006*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	11.361611	5.943625	-47.69%	0	2008
	12.041572	11.361611	-5.65%	0	2007
	10.825953	12.041572	11.23%	0	2006
	9.486631	10.825953	14.12%	0	2005
	8.138411	9.486631	15.93%	0	2004
	5.640729	8.183411	45.08%	0	2003
	8.719797	5.640729	-35.31%	0	2002
	12.438107	8.719797	-29.89%	0	2001
	15.616326	12.438107	-20.35%	0	2000
	10.000000	15.616326	56.16%	0	1999*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	14.554564	8.431690	-42.07%	0	2008
	12.706402	14.554564	14.55%	0	2007
	10.899016	12.706402	16.58%	0	2006
	9.445370	10.899016	15.39%	0	2005
	8.378380	9.445370	12.74%	0	2004
	6.407248	8.378380	30.76%	0	2003
	8.142192	6.407248	-21.31%	0	2002
	10.663588	8.142192	-23.64%	0	2001
	14.645295	10.663588	-27.19%	0	2000
	10.000000	14.645295	46.45%	0	1999*

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	12.550346	7.868428	-37.31%	0	2008
	12.550947	12.550346	0.00%	0	2007
	10.702812	12.550947	17.27%	0	2006
	10.072607	10.702812	6.26%	0	2005
	9.207534	10.072607	9.40%	0	2004
	7.487286	9.207534	22.98%	0	2003
	9.909449	7.487286	-24.44%	0	2002
	9.992513	9.909449	-0.83%	0	2001
	9.337456	9.992513	7.02%	0	2000
	10.000000	9.337456	-6.63%	53	1999*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.213808	9.647621	-32.13%	709	2008
	14.563792	14.213808	-2.40%	709	2007
	12.955471	14.563792	12.41%	709	2006
	12.296116	12.955471	5.36%	709	2005
	10.267923	12.296116	19.75%	598	2004
	7.584974	10.267923	35.37%	319	2003
	10.000000	7.584974	-24.15%	0	2002*

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	8.228838	5.301486	-35.57%	0	2008
	7.771180	8.228838	5.89%	0	2007
	7.242824	7.771180	7.29%	0	2006
	7.114235	7.242824	1.81%	726	2005
	6.817526	7.114235	4.35%	726	2004
	5.506865	6.817526	23.80%	726	2003
	7.888512	5.506865	-30.19%	726	2002
	10.371408	7.888512	-23.94%	726	2001
	11.864126	10.371408	-12.58%	26,454	2000
	10.000000	11.864126	18.64%	0	1999*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.474745	6.468806	-38.24%	8,877	2008
	10.129984	10.474745	3.40%	14,031	2007
	8.926469	10.129984	13.48%	15,190	2006
	8.677868	8.926469	2.86%	17,952	2005
	7.982961	8.677868	8.70%	14,576	2004
	6.329672	7.982961	26.12%	19,939	2003
	8.298290	6.329672	-23.72%	24,587	2002
	9.618706	8.298290	-13.73%	16,046	2001
	10.790571	9.618706	-10.86%	12,845	2000
	10.000000	10.790571	7.91%	1,372	1999*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.997056	7.611539	-30.79%	193	2008
	10.448742	10.997056	5.25%	205	2007
	9.129937	10.448742	14.44%	216	2006
	8.902348	9.129937	2.56%	226	2005
	8.625637	8.902348	3.21%	1,414	2004
	7.245341	8.625637	19.05%	1,480	2003
	8.854519	7.245341	-18.17%	1,538	2002
	9.938414	8.854519	-10.91%	1,625	2001
	10.180717	9.938414	-2.38%	1,720	2000
	10.000000	10.180717	1.81%	0	1999*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.943626	9.685237	-2.60%	0	2008
	10.274298	9.943626	-3.22%	0	2007
	10.000000	10.274298	2.74%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.315654	12.129179	-8.91%	211	2008
	12.861674	13.315654	3.53%	2,438	2007
	12.568036	12.861674	2.34%	2,414	2006
	12.627451	12.568036	-0.47%	2,372	2005
	12.403369	12.627451	1.81%	2,606	2004
	12.063856	12.403369	2.81%	3,169	2003
	11.233244	12.063856	7.39%	60,107	2002
	10.585977	11.233244	6.11%	2,362	2001
	9.754195	10.585977	8.53%	609	2000
	10.000000	9.754195	-2.46%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund ® Portfolio: Service Class - Q/NQ	16.442690	9.270338	-43.62%	9,195	2008
	14.243362	16.442690	15.44%	10,042	2007
	12.990759	14.243362	9.64%	13,985	2006
	11.315079	12.990759	14.81%	16,640	2005
	9.984934	11.315079	13.32%	11,537	2004
	7.917710	9.984934	26.11%	12,265	2003
	8.897411	7.917710	-11.01%	12,830	2002
	10.334368	8.897411	-13.90%	13,343	2001
	11.274564	10.334368	-8.34%	35,067	2000
	10.000000	11.274564	12.75%	507	1999*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.375568	5.991605	-55.20%	0	2008
	9.348281	13.375568	43.08%	0	2007
	10.000000	9.348281	-6.52%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.879844	7.250103	-43.71%	13,538	2008
	12.927267	12.879844	-0.37%	13,852	2007
	10.956738	12.927267	17.98%	15,335	2006
	10.544204	10.956738	3.91%	19,991	2005
	9.635243	10.544204	9.43%	17,708	2004
	7.530864	9.635243	27.94%	17,013	2003
	9.234883	7.530864	-18.45%	15,993	2002
	9.904395	9.234883	-6.76%	2,362	2001
	9.306820	9.904395	6.42%	9,140	2000
	10.000000	9.306820	-6.93%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.186527	8.234540	-26.39%	0	2008
	10.480714	11.186527	6.73%	0	2007
	10.000000	10.480714	4.81%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.364720	7.513113	-33.89%	0	2008
	10.500643	11.364720	8.23%	0	2007
	10.000000	10.500643	5.01%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.494100	6.992800	-39.16%	0	2008
	10.520727	11.494100	9.25%	0	2007
	10.000000	10.520727	5.21%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.281055	4.097654	-55.85%	4,211	2008
	7.678015	9.281055	20.88%	4,920	2007
	7.421012	7.678015	3.46%	4,932	2006
	6.937965	7.421012	6.96%	4,942	2005
	6.595891	6.937965	5.19%	9,452	2004
	5.177522	6.595891	27.39%	9,520	2003
	6.749005	5.177522	-23.28%	9,579	2002
	8.029346	6.749005	-15.95%	10,085	2001
	9.866489	8.029346	-18.62%	13,557	2000
	10.000000	9.866489	-1.34%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.717047	5.555748	-48.16%	4,291	2008
	8.598464	10.717047	24.64%	10,156	2007
	8.199242	8.598464	4.87%	17,716	2006
	7.896862	8.199242	3.83%	22,018	2005
	7.783505	7.896862	1.46%	39,846	2004
	5.966173	7.783505	30.46%	42,815	2003
	8.699922	5.966173	-31.42%	42,602	2002
	10.764092	8.699922	-19.18%	24,355	2001
	12.318116	10.764092	-12.62%	43,988	2000
	10.000000	12.318116	23.18%	7,228	1999*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.646583	7.102221	-26.38%	0	2008
	9.565232	9.646583	0.85%	0	2007
	8.756341	9.565232	9.24%	430	2006
	8.692546	8.756341	0.73%	449	2005
	8.082144	8.692546	7.55%	2,359	2004
	6.478666	8.082144	24.75%	2,854	2003
	6.363800	6.478666	1.80%	3,965	2002
	7.352510	6.363800	-13.45%	4,306	2001
	9.669314	7.352510	-23.96%	2,702	2000
	10.000000	9.669314	-3.31%	0	1999*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.769508	7.200894	-26.29%	359	2008
	10.000000	9.769508	-2.30%	412	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.890884	10.342347	-5.04%	2,955	2008
	10.637906	10.890884	2.38%	0	2007
	10.380507	10.637906	2.48%	0	2006
	10.349600	10.380507	0.30%	0	2005
	10.097816	10.349600	2.49%	0	2004
	10.000000	10.097816	0.98%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.148913	6.625909	-40.57%	495	2008
	9.826712	11.148913	13.46%	516	2007
	10.000000	9.826712	-1.73%	516	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	15.361166	8.471764	-44.85%	2,324	2008
	13.340733	15.361166	15.14%	2,324	2007
	11.511681	13.340733	15.89%	2,324	2006
	9.847782	11.511681	16.90%	2,324	2005
	8.831911	9.847782	11.50%	2,324	2004
	6.277043	8.831911	40.70%	2,995	2003
	8.020658	6.277043	-21.74%	2,995	2002
	10.370604	8.020658	-22.66%	3,814	2001
	13.054491	10.370604	-20.56%	2,324	2000
	10.000000	13.054491	30.54%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	18.861459	10.399791	-44.86%	423	2008
	16.378046	18.861459	15.16%	0	2007
	14.132218	16.378046	15.89%	0	2006
	12.094330	14.132218	16.85%	0	2005
	10.845870	12.094330	11.51%	0	2004
	7.705852	10.845870	40.75%	0	2003
	10.000000	7.705852	-22.94%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.378089	7.376482	-52.03%	1,136	2008
	14.823438	15.378089	3.74%	1,396	2007
	12.983709	14.823438	14.17%	1,415	2006
	12.885137	12.983709	0.77%	4,443	2005
	11.505305	12.885137	11.99%	6,451	2004
	7.421189	11.505305	55.03%	6,075	2003
	10.000000	7.421189	-25.79%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.299943	7.809563	-30.89%	16,522	2008
	11.085844	11.299943	1.93%	4,956	2007
	10.000000	11.085844	10.86%	1,170	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.711503	6.391007	-34.19%	1,071	2008
	10.126467	9.711503	-4.10%	0	2007
	10.000000	10.126467	1.26%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.578070	-34.22%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.449382	6.253697	-53.50%	5,745	2008
	10.637496	13.449382	26.43%	0	2007
	10.000000	10.637496	6.37%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.277282	7.189916	-41.44%	1,432	2008
	10.825066	12.277282	13.42%	0	2007
	10.000000	10.825066	8.25%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	11.364157	11.858278	4.35%	6,524	2008
	10.418235	11.364157	9.08%	988	2007
	10.000000	10.418235	4.18%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.074347	9.235770	-34.38%	0	2008
	13.983325	14.074347	0.65%	0	2007
	12.180456	13.983325	14.80%	0	2006
	11.351056	12.180456	7.31%	0	2005
	10.000000	11.351056	13.51%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.200658	6.128249	-45.29%	154	2008
	8.344255	11.200658	34.23%	169	2007
	7.782962	8.344255	7.21%	181	2006
	7.037497	7.782962	10.59%	7,934	2005
	6.071817	7.037497	15.90%	9,242	2004
	5.139904	6.071817	18.13%	10,161	2003
	6.222739	5.139904	-17.40%	10,181	2002
	8.103330	6.222739	-23.21%	12,556	2001
	10.000000	8.103330	-18.97%	47,804	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.052708	7.745860	-44.88%	0	2008
	11.748520	14.052708	19.61%	0	2007
	11.077674	11.748520	6.06%	0	2006
	10.127278	11.077674	9.38%	0	2005
	10.222274	10.127278	-0.93%	0	2004
	7.071217	10.222274	44.56%	0	2003
	10.000000	7.071217	-29.29%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.568463	2.514722	-44.95%	0	2008
	3.821146	4.568463	19.56%	743	2007
	3.606695	3.821146	5.95%	1,060	2006
	3.290663	3.606695	9.60%	1,343	2005
	3.330422	3.290663	-1.19%	1,343	2004
	2.314154	3.330422	43.92%	8,001	2003
	3.987735	2.314154	-41.97%	8,265	2002
	6.475985	3.987735	-38.42%	9,838	2001
	10.000000	6.475985	-35.24%	7,265	2000*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.352307	10.869598	-37.36%	0	2008
	16.642472	17.352307	4.27%	0	2007
	15.291335	16.642472	8.84%	0	2006
	14.031702	15.291335	8.98%	0	2005
	12.158184	14.031702	15.41%	0	2004
	10.000000	12.158184	21.58%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	27.988777	13.141108	-53.05%	2,563	2008
	22.244956	27.988777	25.82%	1,735	2007
	15.433172	22.244956	44.14%	1,735	2006
	11.897749	15.433172	29.72%	2,115	2005
	10.200936	11.897749	16.63%	2,240	2004
	7.716615	10.200936	32.19%	833	2003
	10.000000	7.716615	-22.83%	723	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.170208	7.589110	-53.07%	751	2008
	12.857245	16.170208	25.77%	2,666	2007
	8.924201	12.857245	44.07%	3,185	2006
	6.883881	8.924201	29.64%	6,971	2005
	5.903326	6.883881	16.61%	7,965	2004
	4.466078	5.903326	32.18%	16,311	2003
	6.122880	4.466078	-27.06%	16,311	2002
	8.139885	6.122880	-24.78%	19,285	2001
	10.000000	8.139885	-18.60%	51,514	2000*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.025703	9.928761	-33.92%	0	2008
	14.215319	15.025703	5.70%	0	2007
	12.005873	14.215319	18.40%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	12.765918	7.870678	-38.35%	0	2008
	12.100559	12.765918	5.50%	0	2007
	10.862416	12.100559	11.40%	0	2006
	10.199446	10.862416	6.50%	3,502	2005
	8.963520	10.199446	13.79%	3,502	2004
	6.923899	8.963520	29.46%	3,502	2003
	9.581590	6.923899	-27.74%	3,637	2002
	9.902625	9.581590	-3.24%	5,031	2001
	9.965276	9.902625	-0.63%	3,472	2000
	10.000000	9.965276	-0.35%	0	1999*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.471403	5.510410	-47.38%	1,963	2008
	10.327115	10.471403	1.40%	0	2007
	10.000000	10.327115	3.27%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	15.542840	8.647593	-44.36%	86	2008
	12.912228	15.542840	20.37%	94	2007
	11.457938	12.912228	12.69%	3,084	2006
	10.252528	11.457938	11.76%	3,840	2005
	8.971959	10.252528	14.27%	4,118	2004
	7.130099	8.971959	25.83%	4,180	2003
	10.270734	7.130099	-30.58%	4,029	2002
	13.874614	10.270734	-25.97%	4,408	2001
	15.258987	13.874614	-9.07%	19,993	2000
	10.000000	15.258987	52.29%	0	1999*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	14.257948	6.668597	-53.23%	0	2008
	13.274108	14.257948	7.41%	0	2007
	12.036504	13.274108	10.28%	3,336	2006
	10.377476	12.036504	15.99%	3,336	2005
	8.877691	10.377476	16.89%	3,336	2004
	6.688692	8.877691	32.73%	3,336	2003
	8.974779	6.688692	-25.47%	4,367	2002
	9.401502	8.974779	-4.54%	3,336	2001
	9.501339	9.401502	-1.05%	0	2000
	10.000000	9.501339	-4.99%	0	1999*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.275065	5.456502	-46.90%	0	2008
	10.149218	10.275065	1.24%	0	2007
	10.000000	10.149218	1.49%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.381283	8.829886	-14.94%	3,612	2008
	10.085950	10.381283	2.93%	0	2007
	9.851160	10.085950	2.38%	0	2006
	9.883486	9.851160	-0.33%	0	2005
	9.981747	9.883486	-0.98%	0	2004
	10.000000	9.981747	-0.18%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.670639	8.129291	-40.53%	0	2008
	13.844223	13.670639	-1.25%	0	2007
	13.387078	13.844223	3.41%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.952052	8.300816	-40.50%	2,491	2008
	13.197166	13.952052	5.72%	0	2007
	11.812879	13.197166	11.72%	0	2006
	11.251154	11.812879	4.99%	0	2005
	10.000000	11.251154	12.51%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.880072	7.506594	-31.01%	2,656	2008
	10.434128	10.880072	4.27%	4,265	2007
	10.000000	10.434128	4.34%	1,817	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.538162	9.331593	-11.45%	659	2008
	10.416259	10.538162	1.17%	878	2007
	10.000000	10.416259	4.16%	817	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.039659	7.258389	-39.71%	6,231	2008
	10.715931	12.039659	12.35%	374	2007
	10.000000	10.715931	7.16%	406	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.260943	6.171929	-45.19%	13,499	2008
	10.243775	11.260943	9.93%	778	2007
	10.000000	10.243775	2.44%	837	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.776234	5.948820	-39.15%	0	2008
	10.000000	9.776234	-2.24%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.029721	9.218454	-29.25%	0	2008
	12.859947	13.029721	1.32%	0	2007
	11.833579	12.859947	8.67%	0	2006
	11.763752	11.833579	0.59%	0	2005
	10.875215	11.763752	8.17%	1,655	2004
	9.052629	10.875215	20.13%	1,655	2003
	8.925976	9.052629	1.42%	1,655	2002
	8.718281	8.925976	2.38%	1,655	2001
	9.673363	8.718281	-9.87%	1,655	2000
	10.000000	9.673363	-3.27%	0	1999*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.474465	8.105879	-29.36%	0	2008
	11.321282	11.474465	1.35%	0	2007
	10.418162	11.321282	8.67%	0	2006
	10.000000	10.418162	4.18%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	32.459799	13.469657	-58.50%	0	2008
	22.695973	32.459799	43.02%	0	2007
	16.895288	22.695973	34.33%	3,847	2006
	12.964022	16.895288	30.32%	3,847	2005
	10.927986	12.964022	18.63%	3,847	2004
	6.729993	10.927986	62.38%	3,847	2003
	8.080662	6.729993	-16.71%	3,847	2002
	8.675258	8.080662	-6.85%	3,847	2001
	10.000000	8.675258	-13.25%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	36.063538	14.941067	-58.57%	1,340	2008
	25.221040	36.063538	42.99%	1,340	2007
	18.785091	25.221040	34.26%	1,340	2006
	14.412181	18.785091	30.34%	1,340	2005
	12.147387	14.412181	18.64%	1,514	2004
	7.482965	12.147387	62.33%	0	2003
	10.000000	7.482965	-25.17%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	20.576666	13.564916	-34.08%	0	2008
	17.397365	20.576666	18.27%	0	2007
	12.868594	17.397365	35.19%	0	2006
	12.300281	12.868594	4.62%	0	2005
	9.634075	12.300281	27.67%	0	2004
	7.896831	9.634075	22.00%	0	2003
	10.000000	7.896831	-21.03%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.143154	12.799315	-46.99%	3,835	2008
	19.328046	24.143154	24.91%	853	2007
	14.795862	19.328046	30.63%	853	2006
	11.567943	14.795862	27.90%	853	2005
	10.296163	11.567943	853	0	2004
	7.743411	10.296163	32.97%	0	2003
	10.000000	7.743411	-22.57%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	14.612314	7.990340	-45.32%	0	2008
	12.405355	14.612314	17.79%	0	2007
	10.029801	12.405355	23.68%	0	2006
	8.553766	10.029801	17.26%	0	2005
	7.526929	8.553766	13.64%	0	2004
	5.630524	7.526929	33.68%	0	2003
	7.681183	5.630524	-26.70%	0	2002
	9.630431	7.681183	-20.24%	0	2001
	11.178438	9.630431	-13.85%	0	2000
	10.000000	11.178438	11.78%	0	1999*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.252372	14.359196	-45.30%	0	2008
	22.279518	26.252372	17.83%	0	2007
	18.023107	22.279518	23.62%	0	2006
	15.370688	18.023107	17.26%	0	2005
	13.525528	15.370688	13.64%	0	2004
	10.000000	13.525528	35.26%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.121447	-48.79%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.105844	-38.94%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.337755	-36.62%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.895368	-21.05%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.175372	-28.25%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.042194	-9.58%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.532112	-24.68%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.813408	-31.87%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.274211	-17.26%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.828834	-1.71%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.812853	-1.87%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.209117	9.622148	-47.16%	584	2008
	18.745536	18.209117	-2.86%	874	2007
	15.854233	18.745536	18.24%	874	2006
	14.514390	15.854233	9.23%	0	2005
	12.196111	14.514390	19.01%	0	2004
	8.775030	12.196111	38.99%	0	2003
	10.000000	8.775030	-12.25%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.634178	14.429707	5.83%	5,172	2008
	12.951217	13.634178	5.27%	5,168	2007
	12.755077	12.951217	1.54%	4,868	2006
	12.571358	12.755077	1.46%	5,133	2005
	12.391049	12.571358	1.46%	7,717	2004
	12.364450	12.391049	0.22%	7,887	2003
	11.339175	12.364450	9.04%	63,187	2002
	10.761486	11.339175	5.37%	5,998	2001
	9.731842	10.761486	10.58%	6,657	2000
	10.000000	9.731842	-2.68%	0	1999*

NVIT NVIT Growth Fund: Class I - Q/NQ	6.153148	3.705355	-39.78%	0	2008
	5.239327	6.153148	17.44%	0	2007
	5.022615	5.239327	4.31%	0	2006
	4.799798	5.022615	4.64%	0	2005
	4.516845	4.799798	6.26%	2,716	2004
	3.463330	4.516845	30.42%	2,716	2003
	4.945547	3.463330	-29.97%	2,716	2002
	7.005239	4.945547	-29.40%	3,395	2001
	9.704353	7.005239	-27.81%	2,716	2000
	10.000000	9.704353	-2.96%	0	1999*

NVIT NVIT Health Sciences Fund: Class III- Q/NQ	14.305565	10.508505	-26.54%	1,914	2008
	12.860604	14.305565	11.24%	3,909	2007
	12.744678	12.860604	0.91%	3,909	2006
	11.963284	12.744678	6.53%	3,909	2005
	11.290741	11.963284	5.96%	3,909	2004
	8.402053	11.290741	34.38%	0	2003
	10.000000	8.402053	-15.98%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.644002	6.510364	-44.09%	0	2008
	10.835236	11.644002	7.46%	0	2007
	10.000000	10.835236	8.35%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.904562	9.248197	-37.95%	0	2008
	14.318370	14.904562	4.09%	46,234	2007
	12.469319	14.318370	14.83%	46,234	2006
	11.758161	12.469319	6.05%	46,234	2005
	10.495425	11.758161	12.03%	443	2004
	8.100685	10.495425	29.56%	473	2003
	10.116319	8.100685	-19.92%	0	2002

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.833511	10.926170	-7.67%	5,477	2008
	11.430348	11.833511	3.53%	5,477	2007
	10.957934	11.430348	4.31%	0	2006
	10.795581	10.957934	1.50%	0	2005
	10.499391	10.795581	2.82%	0	2004
	9.903364	10.499391	6.02%	0	2003
	10.039249	9.903364	-1.35%	1,768	2002

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.345056	10.070044	-24.54%	90,880	2008
	12.856442	13.345056	3.80%	96,249	2007
	11.750727	12.856442	9.41%	116,745	2006
	11.352722	11.750727	3.51%	134,215	2005
	10.548952	11.352722	7.62%	188,559	2004
	8.943444	10.548952	17.95%	9,760	2003
	10.069222	8.943444	-11.18%	0	2002

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.351116	9.673596	-32.59%	445	2008
	13.761730	14.351116	4.28%	848	2007
	12.228101	13.761730	12.54%	1,100	2006
	11.623257	12.228101	5.20%	1,420	2005
	10.553956	11.623257	10.13%	3,124	2004
	8.481877	10.553956	24.43%	3,168	2003
	10.107544	8.481877	-16.08%	0	2002

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.672875	10.577860	-16.53%	0	2008
	12.185802	12.672875	4.00%	0	2007
	11.438776	12.185802	6.53%	0	2006
	11.142118	11.438776	2.66%	0	2005
	10.582927	11.142118	5.28%	446	2004
	9.473594	10.582927	11.71%	425	2003
	10.060109	9.473594	-5.83%	0	2002

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.757849	12.333374	-37.58%	3,461	2008
	18.698187	19.757849	5.67%	4,797	2007
	17.317725	18.698187	7.97%	5,370	2006
	15.722921	17.317725	10.14%	5,136	2005
	13.827559	15.722921	13.71%	5,099	2004
	10.451848	13.827559	32.30%	4,454	2003
	12.560435	10.451848	-16.79%	4,318	2002
	12.954698	12.560435	-3.04%	4,861	2001
	11.443936	12.954698	13.20%	1,667	2000
	10.000000	11.443936	14.44%	0	1999*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.239786	11.269880	0.27%	11,037	2008
	10.917831	11.239786	2.95%	1,866	2007
	10.630182	10.917831	2.71%	4,615	2006
	10.537846	10.630182	0.88%	4,361	2005
	10.639218	10.537846	-0.95%	7,676	2004
	10.761392	10.639218	-1.14%	7,553	2003
	10.821968	10.761392	-0.56%	10,906	2002
	10.632658	10.821968	1.78%	17,003	2001
	10.205942	10.632658	4.18%	3,093	2000
	10.000000	10.205942	2.06%	3,456	1999*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.572447	11.029104	-18.74%	0	2008
	13.204800	13.572447	2.78%	3,976	2007
	12.819122	13.204800	3.01%	3,897	2006
	12.768454	12.819122	0.40%	3,684	2005
	12.198805	12.768454	4.67%	3,615	2004
	11.074251	12.198805	10.15%	45,942	2003
	10.513712	11.074251	5.33%	3,339	2002
	10.271747	10.513712	2.36%	3,925	2001
	9.894260	10.271747	3.82%	4,445	2000
	10.000000	9.894260	-1.06%	0	1999*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.068293	-39.32%	846	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.812634	11.500820	-47.27%	478	2008
	21.571002	21.812634	1.12%	0	2007
	17.885709	21.571002	20.60%	0	2006
	16.245203	17.885709	10.10%	0	2005
	13.748783	16.245203	18.16%	0	2004
	10.000000	13.748783	37.49%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.289817	-37.10%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.289817	-37.10%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.196535	-38.03%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.678536	-33.21%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	16.355772	8.609756	-47.36%	0	2008
	15.169611	16.355772	7.82%	0	2007
	14.959391	15.169611	1.41%	0	2006
	14.085392	14.959391	6.21%	1,461	2005
	12.640410	14.085392	11.43%	1,725	2004
	9.581953	12.640410	31.92%	2,114	2003
	14.619524	9.581953	-34.46%	4,138	2002
	16.690944	14.619524	-12.41%	42,113	2001
	20.263696	16.690944	-17.63%	16,670	2000
	10.000000	20.263696	102.64%	0	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	21.846505	14.562495	-33.34%	3,569	2008
	23.884569	21.846505	-8.53%	5,141	2007
	20.724738	23.884569	15.25%	5,046	2006
	20.463931	20.724738	1.27%	5,075	2005
	17.756675	20.463931	15.25%	5,366	2004
	11.521769	17.756675	54.11%	6,058	2003
	16.100836	11.521769	-28.44%	4,959	2002
	12.776504	16.100836	26.02%	79,112	2001
	11.693190	12.776504	9.26%	2,045	2000
	10.000000	11.693190	16.93%	0	1999*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.211989	13.488714	-39.27%	743	2008
	22.137835	22.211989	0.33%	1,436	2007
	20.110129	22.137835	10.08%	2,166	2006
	18.222675	20.110129	10.36%	2,849	2005
	15.582883	18.222675	16.94%	3,032	2004
	11.247212	15.582883	38.55%	3,487	2003
	13.847390	11.247212	-18.78%	3,615	2002
	15.108647	13.847390	-8.35%	3,664	2001
	14.120006	15.108647	7.00%	3,878	2000
	10.000000	14.120006	41.20%	1,202	1999*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	11.274443	6.473769	-42.58%	3,266	2008
	10.608433	11.274443	6.28%	171	2007
	9.501937	10.608433	11.64%	184	2006
	9.000863	9.501937	5.57%	198	2005
	8.347189	9.000863	7.83%	214	2004
	6.662646	8.347189	25.28%	231	2003
	8.205402	6.662646	-18.80%	251	2002
	9.472081	8.205402	-13.37%	251	2001
	9.848668	9.472081	-3.82%	251	2000
	10.000000	9.848668	-1.51%	1,422	1999*

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	17.734093	8.721970	-50.82%	0	2008
	16.181468	17.734093	9.60%	0	2007
	14.182210	16.181468	14.10%	1,001	2006
	13.086147	14.182210	8.38%	0	2005
	11.214093	13.086147	16.69%	0	2004
	9.087697	11.214093	23.40%	0	2003
	10.000000	9.087697	-9.12%	0	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.826970	-1.73%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.731682	1.885482	-49.47%	0	2008
	3.162948	3.731682	17.98%	0	2007
	2.895715	3.162948	9.23%	0	2006
	2.962458	2.895715	-2.25%	0	2005
	2.890558	2.962458	2.49%	0	2004
	1.895195	2.890558	52.52%	0	2003
	3.371381	1.895195	-43.79%	0	2002
	5.991934	3.371381	-43.73%	0	2001
	10.000000	5.991934	-40.08%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	13.981504	7.062180	-49.49%	0	2008
	11.841558	13.981504	18.07%	0	2007
	10.849518	11.841558	9.14%	0	2006
	11.099137	10.849518	-2.25%	73	2005
	10.833329	11.099137	2.45%	152	2004
	7.104858	10.833329	52.48%	230	2003
	10.000000	7.104858	-28.95%	230	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	15.993088	9.229935	-42.29%	0	2008
	13.296735	15.993088	20.28%	0	2007
	13.572003	13.296735	-2.03%	981	2006
	12.334128	13.572003	10.04%	981	2005
	11.164275	12.334128	10.48%	3,230	2004
	7.456128	11.164275	49.73%	76,527	2003
	10.000000	7.456128	-25.44%	37,540	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.033256	6.210982	-38.10%	1,535	2008
	10.444491	10.033256	-3.94%	149	2007
	9.171245	10.444491	13.88%	160	2006
	8.953856	9.171245	2.43%	173	2005
	7.756043	8.953856	15.44%	187	2004
	6.006135	7.756043	29.14%	202	2003
	8.166647	6.006135	-26.46%	220	2002
	9.463069	8.166647	-13.70%	2,139	2001
	10.775320	9.463069	-12.18%	3,617	2000
	10.000000	10.775320	7.75%	0	1999*

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.580156	-44.20%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	12.811846	6.857644	-46.47%	4,292	2008
	11.424764	12.811846	12.14%	4,815	2007
	10.771549	11.424764	6.06%	4,914	2006
	10.431004	10.771549	3.26%	5,538	2005
	9.928130	10.431004	5.07%	12,698	2004
	7.716890	9.928130	28.65%	13,369	2003
	10.738951	7.716890	-28.14%	15,136	2002
	12.504224	10.738951	-14.12%	9,242	2001
	12.755147	12.504224	-1.97%	28,468	2000
	10.000000	12.755147	27.55%	0	1999*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.544746	13.246673	-41.24%	2,796	2008
	21.580799	22.544746	4.47%	2,985	2007
	18.662895	21.580799	15.63%	4,152	2006
	16.612442	18.662895	12.34%	3,264	2005
	14.185285	16.612442	17.11%	3,600	2004
	10.000000	14.185285	41.85%	1,049	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.996399	8.224685	-41.24%	1,076	2008
	13.400279	13.996399	4.45%	1,076	2007
	11.588105	13.400279	15.64%	1,076	2006
	10.317629	11.588105	12.31%	1,076	2005
	8.812554	10.317629	17.08%	1,076	2004
	6.271334	8.812554	40.52%	1,076	2003
	8.197763	6.271334	-23.50%	2,619	2002
	9.486763	8.197763	-13.59%	1,433	2001
	10.000000	9.486763	-5.13%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.547642	1.980000	-79.26%	0	2008
	10.000000	9.547642	-4.52%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.289574	2.156016	-79.05%	0	2008
	10.484513	10.289574	-1.86%	0	2007
	10.000000	10.484513	4.85%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.999158	6.649117	-39.55%	5,831	2008
	10.721832	10.999158	2.59%	5,974	2007
	9.486847	10.721832	13.02%	6,530	2006
	9.110826	9.486847	4.13%	6,749	2005
	8.471704	9.110826	7.54%	6,930	2004
	6.804394	8.471704	24.50%	8,585	2003
	8.528973	6.804394	-20.22%	8,067	2002
	9.663699	8.528973	-11.74%	6,779	2001
	10.780952	9.663699	-10.36%	8,157	2000
	10.000000	10.780952	7.81%	0	1999*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.683209	5.914539	-38.92%	1,983	2008
	9.977364	9.683209	-2.95%	454	2007
	10.000000	9.977364	-0.23%	435	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	11.366549	5.687744	-49.96%	2,987	2008
	10.881080	11.366549	4.46%	2,994	2007
	10.756467	10.881080	1.16%	3,000	2006
	9.746041	10.756467	10.37%	4,473	2005
	8.281709	9.746041	17.68%	6,335	2004
	6.711524	8.281709	23.40%	6,796	2003
	9.460391	6.711524	-29.06%	8,107	2002
	14.011209	9.460391	-32.48%	8,882	2001
	16.065210	14.011209	-12.79%	25,796	2000
	10.000000	16.065210	60.65%	0	1999*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.624520	6.549658	-43.66%	935	2008
	10.518967	11.624520	10.51%	0	2007
	10.000000	10.518967	5.19%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.098330	6.949430	-37.38%	0	2008
	10.964890	11.098330	1.22%	0	2007
	10.000000	10.964890	9.65%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.565907	10.516533	-0.47%	0	2008
	10.220826	10.565907	3.38%	0	2007
	10.000000	10.220826	2.21%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.751862	9.485673	-11.78%	2,192	2008
	10.378444	10.751862	3.60%	0	2007
	10.000000	10.378444	3.78%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	24.306399	20.304342	-16.47%	0	2008
	23.224597	24.306399	4.66%	0	2007
	21.331723	23.224597	8.87%	0	2006
	19.341108	21.331723	10.29%	0	2005
	17.885882	19.341108	8.14%	724	2004
	14.237119	17.885882	25.63%	724	2003
	13.267178	14.237119	7.31%	724	2002
	12.265925	13.267178	8.16%	724	2001
	11.207054	12.265925	9.45%	724	2000
	10.000000	11.207054	12.07%	0	1999*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	10.032131	5.246801	-47.70%	0	2008
	8.324861	10.032131	20.51%	623	2007
	7.753632	8.324861	7.37%	623	2006
	6.712088	7.753632	15.52%	623	2005
	5.618247	6.712088	19.47%	623	2004
	4.033575	5.618247	39.29%	623	2003
	5.963710	4.033575	-32.36%	623	2002
	8.588260	5.963710	-30.56%	623	2001
	10.000000	8.588260	-14.12%	623	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	27.438986	16.741658	-38.99%	1,013	2008
	33.680183	27.438986	-18.53%	0	2007
	24.830839	33.680183	35.64%	1,489	2006
	21.590209	24.830839	15.01%	1,667	2005
	16.110938	21.590209	34.01%	689	2004
	11.924489	16.110938	35.11%	3,677	2003
	12.233204	11.924489	-2.52%	4,067	2002
	11.336655	12.233204	7.91%	4,329	2001
	10.920617	11.336655	3.81%	1,376	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.201220	10.458760	-65.37%	2,895	2008
	22.346891	30.201220	35.15%	337	2007
	16.299663	22.346891	37.10%	0	2006
	12.580370	16.299663	29.56%	0	2005
	10.000000	12.580370	25.80%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	36.903113	12.769075	-65.40%	451	2008
	27.296134	36.903113	35.20%	451	2007
	19.915683	27.296134	37.06%	451	2006
	15.355819	19.915683	29.69%	451	2005
	12.414897	15.355819	23.69%	451	2004
	8.194950	12.414897	51.49%	451	2003
	8.590347	8.194950	-4.60%	451	2002
	8.905697	8.590347	-3.54%	451	2001
	15.591319	8.905697	-42.88%	451	2000
	10.000000	15.591319	55.91%	0	1999*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	32.370850	17.142666	-47.04%	2,151	2008
	22.673126	32.370850	42.77%	324	2007
	18.529248	22.673126	22.36%	0	2006
	12.437953	18.529248	48.97%	0	2005
	10.000000	12.437953	24.38%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	41.485693	21.958264	-47.07%	0	2008
	29.051620	41.485693	42.80%	0	2007
	23.750531	29.051620	22.32%	0	2006
	15.937007	23.750531	49.03%	0	2005
	13.057130	15.937007	22.06%	256	2004
	9.178700	13.057130	42.25%	256	2003
	9.614735	9.178700	-4.54%	507	2002
	10.928549	9.614735	-12.02%	0	2001
	9.983781	10.928549	9.46%	0	2000
	10.000000	9.983781	-0.16%	0	1999*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.711362	7.480852	-41.15%	0	2008
	12.134131	12.711362	4.76%	0	2007
	11.004979	12.134131	10.26%	3,260	2006
	10.381815	11.004979	6.00%	3,456	2005
	8.938102	10.381815	16.15%	4,122	2004
	6.639915	8.938102	34.61%	4,659	2003
	9.235111	6.639915	-28.10%	13,962	2002
	9.740009	9.235111	-5.18%	68,862	2001
	10.000000	9.740009	-2.60%	515	2000*

saipart4.htm

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.312751	5.815093	-52.77%	0	2008
	12.370978	12.312751	-0.47%	0	2007
	11.153673	12.370978	10.91%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.771478	7.195334	-43.66%	0	2008
	11.641021	12.771478	9.71%	0	2007
	11.176736	11.641021	4.15%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.647327	7.604552	-48.08%	0	2008
	13.493907	14.647327	8.55%	0	2007
	11.819189	13.493907	14.17%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.610701	9.849380	-36.91%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.337083	10.956148	-3.36%	2,570	2008
	10.544885	11.337083	7.51%	576	2007
	10.569860	10.544885	-0.24%	535	2006
	10.597463	10.569860	-0.26%	4,230	2005
	10.199070	10.597463	3.91%	0	2004
	10.000000	10.199070	1.99%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.127253	7.147456	-35.77%	17,291	2008
	11.339995	11.127253	-1.88%	17,570	2007
	9.862054	11.339995	14.99%	21,087	2006
	9.597814	9.862054	2.75%	23,510	2005
	8.649846	9.597814	10.96%	29,855	2004
	6.809455	8.649846	27.03%	30,095	2003
	8.600411	6.809455	-20.82%	27,200	2002
	9.557420	8.600411	-10.01%	18,325	2001
	10.887381	9.557420	-12.22%	7,083	2000
	10.000000	10.887381	8.87%	2,334	1999*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.849269	8.045538	-45.82%	1,920	2008
	12.809845	14.849269	15.92%	1,980	2007
	10.433011	12.809845	22.78%	1,991	2006
	9.380363	10.433011	11.22%	1,991	2005
	8.311801	9.380363	12.86%	1,991	2004
	6.797862	8.311801	22.27%	2,065	2003
	8.693698	6.797862	-21.81%	2,184	2002
	12.501416	8.693698	-30.46%	4,088	2001
	15.304624	12.501416	-18.32%	1,977	2000
	10.000000	15.304624	53.05%	0	1999*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.512678	9.488606	-45.82%	5,026	2008
	15.107442	17.512678	15.92%	6,748	2007
	12.304287	15.107442	22.78%	7,052	2006
	11.077877	12.304287	11.07%	6,263	2005
	9.802600	11.077877	13.01%	6,745	2004
	8.017119	9.802600	22.27%	6,851	2003
	10.000000	8.017119	-19.83%	5,874	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.571090	7.853122	-25.71%	1,315	2008
	11.019999	10.571090	-4.07%	1,315	2007
	10.000000	11.019999	10.20%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	11.988104	6.888800	-42.54%	4,981	2008
	10.088716	11.988104	18.83%	4,981	2007
	10.621109	10.088716	-5.01%	4,981	2006
	10.585962	10.621109	0.33%	4,981	2005
	9.740138	10.585962	8.68%	4,981	2004
	7.941242	9.740138	22.65%	4,981	2003
	10.000000	7.941242	-20.59%	4,661	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.404195	11.076166	-28.10%	6,546	2008
	16.537923	15.404195	-6.86%	9,358	2007
	14.192711	16.537923	16.52%	11,974	2006
	13.759467	14.192711	3.15%	16,958	2005
	12.255061	13.759467	12.28%	19,135	2004
	9.677116	12.255061	26.64%	18,584	2003
	11.278022	9.677116	-14.19%	14,695	2002
	10.180559	11.278022	10.78%	9,819	2001
	8.774191	10.180559	16.03%	6,794	2000
	10.000000	8.774191	-12.26%	0	1999*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.054036	6.585678	-49.55%	345	2008
	9.511502	13.054036	37.24%	384	2007
	10.000000	9.511502	-4.88%	0	2006*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	11.311600	5.914445	-47.71%	0	2008
	11.994704	11.311600	-5.70%	0	2007
	10.789294	11.994704	11.17%	0	2006
	9.459306	10.789294	14.06%	0	2005
	8.163984	9.459306	15.87%	0	2004
	5.630199	8.163984	45.00%	0	2003
	8.707975	5.630199	-35.34%	0	2002
	12.427613	8.707975	-29.93%	0	2001
	15.611071	12.427613	-20.39%	0	2000
	10.000000	15.611071	56.11%	0	1999*

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	14.490552	8.390320	-42.10%	0	2008
	12.656992	14.490552	14.49%	0	2007
	10.862139	12.656992	16.52%	0	2006
	9.418184	10.862139	15.33%	0	2005
	8.358525	9.418184	12.68%	0	2004
	6.395305	8.358525	30.70%	0	2003
	8.131164	6.395305	-21.35%	0	2002
	10.654609	8.131164	-23.68%	0	2001
	14.640370	10.654609	-27.22%	0	2000
	10.000000	14.640370	46.40%	0	1999*

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	12.495123	7.829808	-37.34%	0	2008
	12.502114	12.495123	-0.06%	2,066	2007
	10.666580	12.502114	17.21%	2,066	2006
	10.043607	10.666580	6.20%	2,066	2005
	9.185699	10.043607	9.34%	2,066	2004
	7.473332	9.185699	22.91%	2,066	2003
	9.896033	7.473332	-24.48%	2,066	2002
	9.984104	9.896033	-0.88%	1,164	2001
	9.334304	9.984104	6.96%	1,164	2000
	10.000000	9.334304	-6.66%	0	1999*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.172865	9.614918	-32.16%	588	2008
	14.529282	14.172865	-2.45%	582	2007
	12.931332	14.529282	12.36%	602	2006
	12.279419	12.931332	5.31%	889	2005
	10.259199	12.279419	19.69%	953	2004
	7.582387	10.259199	35.30%	904	2003
	10.000000	7.582387	-24.18%	456	2002*

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	8.192611	5.275457	-35.61%	0	2008
	7.740926	8.192611	5.84%	0	2007
	7.218294	7.740926	7.24%	0	2006
	7.093745	7.218294	1.76%	0	2005
	6.801352	7.093745	4.30%	613	2004
	5.496597	6.801352	23.74%	1,963	2003
	7.877818	5.496597	-30.23%	613	2002
	10.362676	7.877818	-23.98%	613	2001
	11.860138	10.362676	-12.63%	3,611	2000
	10.000000	11.860138	18.60%	2,591	1999*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.428608	6.437029	-38.28%	26,944	2008
	10.090526	10.428608	3.35%	28,694	2007
	8.896205	10.090526	13.43%	41,692	2006
	8.652843	8.896205	2.81%	43,823	2005
	7.964001	8.652843	8.65%	51,245	2004
	6.317855	7.964001	26.06%	49,100	2003
	8.287031	6.317855	-23.76%	53,361	2002
	9.610581	8.287031	-13.77%	44,163	2001
	10.786928	9.610581	-10.91%	12,470	2000
	10.000000	10.786928	7.87%	4,808	1999*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.948671	7.574182	-30.82%	0	2008
	10.408105	10.948671	5.19%	0	2007
	9.099044	10.408105	14.39%	7,655	2006
	8.876728	9.099044	2.50%	7,655	2005
	8.605202	8.876728	3.16%	7,655	2004
	7.231846	8.605202	18.99%	7,974	2003
	8.842525	7.231846	-18.22%	7,974	2002
	9.930036	8.842525	-10.95%	7,655	2001
	10.177277	9.930036	-2.43%	6,835	2000
	10.000000	10.177277	1.77%	0	1999*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.935165	9.672066	-2.65%	0	2008
	10.270833	9.935165	-3.27%	244	2007
	10.000000	10.270833	2.71%	118	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.257135	12.069728	-8.96%	4,807	2008
	12.811703	13.257135	3.48%	9,291	2007
	12.525554	12.811703	2.28%	11,808	2006
	12.591152	12.525554	-0.52%	15,852	2005
	12.374004	12.591152	1.75%	19,085	2004
	12.041407	12.374004	2.76%	18,852	2003
	11.218050	12.041407	7.34%	23,514	2002
	10.577071	11.218050	6.06%	6,485	2001
	9.750926	10.577071	8.47%	2,293	2000
	10.000000	9.750926	-2.49%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	16.370316	9.224818	-43.65%	33,828	2008
	14.187919	16.370316	15.38%	39,662	2007
	12.946768	14.187919	9.59%	55,327	2006
	11.282485	12.946768	14.75%	64,635	2005
	9.961246	11.282485	13.26%	69,391	2004
	7.902955	9.961246	26.04%	67,723	2003
	8.885347	7.902955	-11.06%	50,493	2002
	10.325655	8.885347	-13.95%	53,035	2001
	11.270766	10.325655	-8.39%	45,726	2000
	10.000000	11.270766	12.71%	378	1999*

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.364194	5.983448	-55.23%	4,342	2008
	9.345118	13.364194	43.01%	4,679	2007
	10.000000	9.345118	-6.55%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.823164	7.214519	-43.74%	18,985	2008
	12.876979	12.823164	-0.42%	23,897	2007
	10.919664	12.876979	17.92%	37,325	2006
	10.513858	10.919664	3.86%	39,714	2005
	9.612401	10.513858	9.38%	48,440	2004
	7.516835	9.612401	27.88%	51,937	2003
	9.222382	7.516835	-18.49%	45,567	2002
	9.896058	9.222382	-6.81%	38,770	2001
	9.303685	9.896058	6.37%	11,050	2000
	10.000000	9.303685	-6.96%	4,509	1999*

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.177043	8.223364	-26.43%	0	2008
	10.477185	11.177043	6.68%	0	2007
	10.000000	10.477185	4.77%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.355067	7.502903	-33.92%	0	2008
	10.497095	11.355067	8.17%	0	2007
	10.000000	10.497095	4.97%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.484335	6.983293	-39.19%	0	2008
	10.517174	11.484335	9.20%	0	2007
	10.000000	10.517174	5.17%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.240175	4.077511	-55.87%	1,067	2008
	7.648109	9.240175	20.82%	1,067	2007
	7.395864	7.648109	3.41%	2,246	2006
	6.917967	7.395864	6.91%	4,143	2005
	6.580234	6.917967	5.13%	3,535	2004
	5.167863	6.580234	27.33%	3,535	2003
	6.739861	5.167863	-23.32%	3,203	2002
	8.022575	6.739861	-15.99%	11,696	2001
	9.863165	8.022575	-18.66%	5,423	2000
	10.000000	9.863165	-1.37%	2,240	1999*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.669839	5.528456	-48.19%	17,664	2008
	8.564968	10.669839	24.58%	17,982	2007
	8.171451	8.564968	4.82%	32,671	2006
	7.874090	8.171451	3.78%	35,935	2005
	7.765017	7.874090	1.40%	49,927	2004
	5.955034	7.765017	30.39%	47,542	2003
	8.688117	5.955034	-31.46%	46,510	2002
	10.755009	8.688117	-19.22%	47,540	2001
	12.313961	10.755009	-12.66%	22,617	2000
	10.000000	12.313961	23.14%	5,739	1999*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.604171	7.067396	-26.41%	1,884	2008
	9.528048	9.604171	0.80%	2,506	2007
	8.726729	9.528048	9.18%	3,963	2006
	8.667545	8.726729	0.68%	3,982	2005
	8.062996	8.667545	7.50%	8,994	2004
	6.466604	8.062996	24.69%	15,248	2003
	6.355190	6.466604	1.75%	11,320	2002
	7.346312	6.355190	-13.49%	1,112	2001
	9.666051	7.346312	-24.00%	1,112	2000
	10.000000	9.666051	-3.34%	0	1999*

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.766199	7.194785	-26.33%	966	2008
	10.000000	9.766199	-2.34%	1,160	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.865053	10.312555	-5.09%	19,590	2008
	10.618101	10.865053	2.33%	22,393	2007
	10.366426	10.618101	2.43%	21,360	2006
	10.340808	10.366426	0.25%	22,988	2005
	10.094375	10.340808	2.44%	17,344	2004
	10.000000	10.094375	0.94%	9,999	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.139451	6.616903	-40.60%	1,472	2008
	9.823392	11.139451	13.40%	1,472	2007
	10.000000	9.823392	-1.77%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	15.293567	8.430171	-44.88%	851	2008
	13.288820	15.293567	15.09%	851	2007
	11.472699	13.288820	15.83%	2,393	2006
	9.819415	11.472699	16.84%	5,047	2005
	8.810945	9.819415	11.45%	5,248	2004
	6.265330	8.810945	40.63%	5,248	2003
	8.009778	6.265330	-21.78%	5,248	2002
	10.361858	8.009778	-22.70%	7,751	2001
	13.050088	10.361858	-20.60%	4,336	2000
	10.000000	13.050088	30.50%	0	1999*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	18.807164	10.364556	-44.89%	1,160	2008
	16.339258	18.807164	15.10%	642	2007
	14.105906	16.339258	15.83%	432	2006
	12.077938	14.105906	16.79%	2,391	2005
	10.836673	12.077938	11.45%	2,197	2004
	7.703235	10.836673	40.68%	672	2003
	10.000000	7.703235	-22.97%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.333778	7.351459	-52.06%	0	2008
	14.788293	15.333778	3.69%	0	2007
	12.959498	14.788293	14.11%	0	2006
	12.867635	12.959498	0.71%	1,355	2005
	11.495520	12.867635	11.94%	5,078	2004
	7.418650	11.495520	54.95%	2,970	2003
	10.000000	7.418650	-25.81%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.290361	7.798968	-30.92%	201	2008
	11.082100	11.290361	1.88%	1,175	2007
	10.000000	11.082100	10.82%	81	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.703244	6.382308	-34.23%	1,441	2008
	10.123035	9.703244	-4.15%	1,441	2007
	10.000000	10.123035	1.23%	156	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.575833	-34.24%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.437955	6.245187	-53.53%	650	2008
	10.633896	13.437955	26.37%	679	2007
	10.000000	10.633896	6.34%	131	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.266862	7.180141	-41.47%	603	2008
	10.821415	12.266862	13.36%	742	2007
	10.000000	10.821415	8.21%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	11.354499	11.842171	4.29%	19,518	2008
	10.414712	11.354499	9.02%	19,518	2007
	10.000000	10.414712	4.15%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.048162	9.213885	-34.41%	0	2008
	13.964449	14.048162	0.60%	0	2007
	12.170188	13.964449	14.74%	0	2006
	11.347239	12.170188	7.25%	0	2005
	10.000000	11.347239	13.47%	803	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.155504	6.100431	-45.31%	16,012	2008
	8.314866	11.155504	34.16%	18,330	2007
	7.759494	8.314866	7.16%	35,348	2006
	7.019832	7.759494	10.54%	48,421	2005
	6.059662	7.019832	15.85%	67,063	2004
	5.132236	6.059662	18.07%	70,868	2003
	6.216622	5.132236	-17.44%	61,242	2002
	8.099528	6.216622	-23.25%	67,782	2001
	10.000000	8.099528	-19.00%	50,540	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	14.012232	7.719604	-44.91%	0	2008
	11.720685	14.012232	19.55%	120	2007
	11.057037	11.720685	6.00%	555	2006
	10.113532	11.057037	9.33%	2,954	2005
	10.213590	10.113532	-0.98%	3,472	2004
	7.068798	10.231590	44.49%	1,177	2003
	10.000000	7.068798	-29.31%	112	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.550037	2.503305	-44.98%	3,192	2008
	3.807684	4.550037	19.50%	3,192	2007
	3.595815	3.807684	5.89%	5,980	2006
	3.282397	3.595815	9.55%	11,752	2005
	3.323741	3.282397	-1.24%	13,518	2004
	2.310691	3.323741	43.84%	13,518	2003
	3.983793	2.310691	-42.00%	13,518	2002
	6.472936	3.983793	-38.45%	14,603	2001
	10.000000	6.472936	-35.27%	12,017	2000*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.311109	10.838261	-37.39%	0	2008
	16.611477	17.311109	4.21%	0	2007
	15.270609	16.611477	8.78%	0	2006
	14.019804	15.270609	8.92%	0	2005
	12.154059	14.019804	15.35%	0	2004
	10.000000	12.154059	21.54%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	27.908177	13.096566	-53.07%	3,957	2008
	22.192229	27.908177	25.76%	4,276	2007
	15.404413	22.192229	44.06%	4,215	2006
	11.881594	15.404413	29.65%	6,419	2005
	10.192274	11.881594	16.57%	9,914	2004
	7.713978	10.192274	32.13%	10,314	2003
	10.000000	7.713978	-22.86%	2,763	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.105099	7.554689	-53.09%	12,893	2008
	12.812019	16.105099	25.70%	14,124	2007
	8.897329	12.812019	44.00%	29,148	2006
	6.866639	8.897329	29.57%	44,044	2005
	5.891540	6.866639	16.55%	53,944	2004
	4.459429	5.891540	32.11%	62,950	2003
	6.116877	4.459429	-27.10%	64,392	2002
	8.136062	6.116877	-24.82%	74,767	2001
	10.000000	8.136062	-18.64%	49,861	2000*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.982427	9.895116	-33.96%	146	2008
	14.181624	14.982427	5.65%	198	2007
	11.983493	14.181624	18.34%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	12.709729	7.832031	-38.38%	1,490	2008
	12.053468	12.709729	5.44%	1,522	2007
	10.825642	12.053468	11.34%	2,275	2006
	10.170081	10.825642	6.45%	3,469	2005
	8.942267	10.170081	13.73%	12,833	2004
	6.910990	8.942267	29.39%	14,550	2003
	9.568605	6.910990	-27.77%	14,498	2002
	9.894278	9.568605	-3.29%	12,550	2001
	9.961920	9.894278	-0.68%	7,213	2000
	10.000000	9.961920	-0.38%	0	1999*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.462506	5.502918	-47.40%	0	2008
	10.323632	10.462506	1.35%	0	2007
	10.000000	10.323632	3.24%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	15.474373	8.605105	-44.39%	1,291	2008
	12.861922	15.474373	20.31%	1,572	2007
	11.419118	12.861922	12.63%	1,358	2006
	10.222972	11.419118	11.70%	1,390	2005
	8.950658	10.222972	14.21%	4,178	2004
	7.116796	8.950658	25.77%	5,534	2003
	10.256811	7.116796	-30.61%	3,949	2002
	13.862902	10.256811	-26.01%	3,344	2001
	15.253837	13.862902	-9.12%	168	2000
	10.000000	15.253837	52.54%	0	1999*

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	14.195228	6.635874	-53.25%	0	2008
	13.222477	14.195228	7.36%	0	2007
	11.995773	13.222477	10.23%	0	2006
	10.347604	11.995773	15.93%	136	2005
	8.856640	10.347604	16.83%	136	2004
	6.676227	8.856640	32.66%	578	2003
	8.962622	6.676227	-25.51%	1,065	2002
	9.393576	8.962622	-4.59%	136	2001
	9.498133	9.393576	-1.10%	0	2000
	10.000000	9.498133	-5.02%	0	1999*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.266334	5.449085	-46.92%	0	2008
	10.145792	10.266334	1.19%	0	2007
	10.000000	10.145792	1.46%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.356657	8.804455	-14.99%	0	2008
	10.067167	10.356657	2.88%	0	2007
	9.837808	10.067167	2.33%	4,479	2006
	9.875108	9.837808	-0.38%	4,479	2005
	9.978359	9.875108	-1.03%	4,479	2004
	10.000000	9.978359	-0.22%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.631259	8.101737	-40.57%	0	2008
	13.811409	13.631259	-1.30%	0	2007
	13.362127	13.811409	3.36%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.926091	8.281138	-40.54%	0	2008
	13.179347	13.926091	5.67%	0	2007
	11.802919	13.179347	11.66%	0	2006
	11.247371	11.802919	4.94%	0	2005
	10.000000	11.247371	12.47%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.870847	7.496405	-31.04%	6,450	2008
	10.430613	10.870847	4.22%	7,411	2007
	10.000000	10.430613	4.31%	5,106	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.529215	9.318922	-11.49%	1,218	2008
	10.412741	10.529215	1.12%	2,482	2007
	10.000000	10.412741	4.13%	1,122	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.029430	7.248531	-39.74%	246	2008
	10.712318	12.029430	12.30%	777	2007
	10.000000	10.712318	7.12%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.251384	6.163543	-45.22%	376	2008
	10.240314	11.251384	9.87%	442	2007
	10.000000	10.240314	2.40%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.772893	5.943759	-39.18%	0	2008
	10.000000	9.772893	-2.27%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.972417	9.173240	-29.29%	10,650	2008
	12.809951	12.972417	1.27%	10,703	2007
	11.793567	12.809951	8.62%	13,907	2006
	11.729931	11.793567	0.54%	14,054	2005
	10.849470	11.729931	8.12%	16,899	2004
	9.035786	10.849470	20.07%	21,913	2003
	8.913897	9.035786	1.37%	16,021	2002
	8.710943	8.913897	2.33%	4,517	2001
	9.670105	8.710943	-9.92%	789	2000
	10.000000	9.670105	-3.30%	0	1999*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.458925	8.090783	-29.39%	1,697	2008
	11.311733	11.458925	1.30%	2,038	2007
	10.414642	11.311733	8.61%	1,842	2006
	10.000000	10.414642	4.15%	1,724	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	32.340229	13.413179	-58.52%	0	2008
	22.623937	32.340229	42.95%	0	2007
	16.850212	22.623937	34.26%	3,481	2006
	12.936008	16.850212	30.26%	3,481	2005
	10.909929	12.936008	18.57%	3,481	2004
	6.722291	10.909929	62.29%	3,481	2003
	8.075525	6.722291	-16.76%	3,481	2002
	8.674187	8.075525	-6.90%	0	2001
	10.000000	8.674187	-13.26%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	35.959778	14.890464	-58.59%	405	2008
	25.161330	35.959778	42.92%	331	2007
	18.750120	25.161330	34.19%	573	2006
	14.392651	18.750120	30.28%	1,382	2005
	12.137097	14.392651	18.58%	612	2004
	7.480416	12.137097	62.25%	160	2003
	10.000000	7.480416	-25.20%	189	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	20.514642	13.517137	-34.11%	446	2008
	17.353804	20.514642	18.21%	426	2007
	12.842879	17.353804	35.12%	449	2006
	12.281941	12.842879	4.57%	474	2005
	9.624596	12.281941	27.61%	1,291	2004
	7.893084	9.624596	21.94%	535	2003
	10.000000	7.893084	-21.07%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.073648	12.755954	-47.01%	1,119	2008
	19.282275	24.073648	24.85%	1,166	2007
	14.768312	19.282275	30.57%	380	2006
	11.552260	14.768312	27.84%	557	2005
	10.287431	11.552260	12.29%	0	2004
	7.740771	10.287431	32.90%	0	2003
	10.000000	7.740771	-22.59%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	14.547996	7.951105	-45.35%	3,943	2008
	12.357069	14.547996	17.73%	6,094	2007
	9.995826	12.357069	23.62%	8,355	2006
	8.529122	9.995826	17.20%	13,234	2005
	7.509065	8.529122	13.58%	13,275	2004
	5.620023	7.509065	33.61%	13,420	2003
	7.670769	5.620023	-26.73%	13,643	2002
	9.622318	7.670769	-20.28%	13,422	2001
	11.174665	9.622318	-13.89%	13,871	2000
	10.000000	11.174665	11.75%	0	1999*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.190114	14.317833	-45.33%	0	2008
	22.238058	26.190114	17.77%	0	2007
	17.998693	22.238058	23.55%	27	2006
	15.357660	17.998693	17.20%	461	2005
	13.520940	15.357660	13.58%	190	2004
	10.000000	13.520940	35.21%	163	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.119697	-48.80%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.103762	-38.96%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.335598	-36.64%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.892680	-21.07%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.172940	-28.27%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.039133	-9.61%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.529554	-24.70%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.811090	-31.89%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.271397	-17.29%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.825497	-1.75%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.809519	-1.90%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.154246	9.588242	-47.18%	193	2008
	18.698633	18.154246	-2.91%	135	2007
	15.822593	18.698633	18.18%	134	2006
	14.492771	15.822593	9.18%	150	2005
	12.184145	14.492771	18.95%	164	2004
	8.770871	12.184145	38.92%	179	2003
	10.000000	8.770871	-12.29%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.574184	14.358898	5.78%	12,694	2008
	12.900827	13.574184	5.22%	12,743	2007
	12.711905	12.900827	1.49%	14,211	2006
	12.535180	12.711905	1.41%	17,587	2005
	12.361690	12.535180	1.40%	24,804	2004
	12.341436	12.361690	0.16%	41,942	2003
	11.323824	12.341436	8.99%	42,778	2002
	10.752417	11.323824	5.31%	11,013	2001
	9.728561	10.752417	10.52%	2,593	2000
	10.000000	9.728561	-2.71%	0	1999*

NVIT NVIT Growth Fund: Class I - Q/NQ	6.126045	3.687157	-39.81%	1,933	2008
	5.218917	6.126045	17.38%	1,933	2007
	5.005591	5.218917	4.26%	4,954	2006
	4.785963	5.005591	4.59%	4,955	2005
	4.506128	4.785963	6.21%	4,955	2004
	3.456859	4.506128	30.35%	4,681	2003
	4.938830	3.456859	-30.01%	1,933	2002
	6.999319	4.938830	-29.44%	1,183	2001
	9.701077	6.999319	-27.85%	3,523	2000
	10.000000	9.701077	-2.99%	3,065	1999*

NVIT NVIT Health Sciences Fund: Class III- Q/NQ	14.262466	10.471514	-26.58%	161	2008
	12.828412	14.262466	11.18%	161	2007
	12.719228	12.828412	0.86%	171	2006
	11.945446	12.719228	6.48%	577	2005
	11.279637	11.945446	5.90%	192	2004
	8.398056	11.279637	34.31%	186	2003
	10.000000	8.398056	-16.02%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.634112	6.501522	-44.12%	0	2008
	10.831580	11.634112	7.41%	120	2007
	10.000000	10.831580	8.32%	125	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.033743	9.323591	-37.98%	6,481	2008
	14.449858	15.033743	4.04%	5,696	2007
	12.590217	14.449858	14.77%	5,696	2006
	11.878188	12.590217	5.99%	5,696	2005
	10.607956	11.878188	11.97%	5,696	2004
	8.191707	10.607956	29.50%	7,202	2003
	10.000000	8.191707	-18.08%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.777759	10.869146	-7.71%	1,722	2008
	11.382309	11.777759	3.47%	10,067	2007
	10.917407	11.382309	4.26%	1,744	2006
	10.761107	10.917407	1.45%	1,754	2005
	10.471187	10.761107	2.77%	23,889	2004
	9.881785	10.471187	5.96%	23,900	2003
	10.000000	9.881785	-1.18%	23,647	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.375677	10.088008	-24.58%	122,365	2008
	12.892538	13.375677	3.75%	158,083	2007
	11.789697	12.892538	9.35%	74,448	2006
	11.396138	11.789697	3.45%	42,911	2005
	10.594686	11.396138	7.56%	36,437	2004
	8.986775	10.594686	17.89%	31,801	2003
	10.000000	8.986775	-10.13%	19,050	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.415677	9.712156	-32.63%	53,027	2008
	13.830716	14.415677	4.23%	50,159	2007
	12.295645	13.830716	12.48%	44,271	2006
	11.693395	12.295645	5.15%	31,179	2005
	10.623053	11.693395	10.08%	14,180	2004
	8.541750	10.623053	24.37%	7,920	2003
	10.000000	8.541750	-14.58%	2,471	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.650005	10.553393	-16.57%	11,900	2008
	12.170043	12.650005	3.94%	12,180	2007
	11.429780	12.170043	6.48%	33,537	2006
	11.139003	11.429780	2.61%	21,945	2005
	10.585351	11.139003	5.23%	1,163	2004
	9.480584	10.585351	11.65%	1,485	2003
	10.000000	9.480584	-5.19%	1,808	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.670901	12.272830	-37.61%	3,886	2008
	18.625430	19.670901	5.61%	3,864	2007
	17.259099	18.625430	7.92%	5,044	2006
	15.677646	17.259099	10.09%	9,632	2005
	13.794761	15.677646	13.65%	12,898	2004
	10.432365	13.794761	32.23%	12,275	2003
	12.543420	10.432365	-16.83%	10,813	2002
	12.943788	12.543420	-3.09%	10,390	2001
	11.440076	12.943788	13.14%	1,732	2000
	10.000000	11.440076	14.40%	0	1999*

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.190282	11.214533	0.22%	79,178	2008
	10.875311	11.190282	2.90%	57,729	2007
	10.594160	10.875311	2.65%	27,926	2006
	10.507467	10.594160	0.83%	28,823	2005
	10.613949	10.507467	-1.00%	21,310	2004
	10.741301	10.613949	-1.19%	50,413	2003
	10.807263	10.741301	-0.61%	37,157	2002
	10.623647	10.807263	1.73%	38,779	2001
	10.202456	10.623647	4.13%	5,139	2000
	10.000000	10.202456	2.02%	0	1999*

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.512748	10.975002	-18.78%	6,303	2008
	13.153432	13.512748	2.73%	7,462	2007
	12.775749	13.153432	2.96%	5,517	2006
	12.731721	12.775749	0.35%	5,157	2005
	12.169900	12.731721	4.62%	6,185	2004
	11.053628	12.169900	10.10%	6,360	2003
	10.499466	11.053628	5.28%	4,967	2002
	10.263086	10.499466	2.30%	3,218	2001
	9.890927	10.263086	3.76%	0	2000
	10.000000	9.890927	-1.09%	0	1999*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.066225	-39.34%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.760856	11.467656	-47.30%	3,403	2008
	21.530815	21.760856	1.07%	3,596	2007
	17.861451	21.530815	20.54%	707	2006
	16.231410	17.861451	10.04%	730	2005
	13.744111	16.231410	18.10%	0	2004
	10.000000	13.744111	37.44%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.287665	-37.12%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.271938	-37.28%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.194427	-38.06%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.676263	-33.24%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	16.283784	8.567481	-47.39%	7,302	2008
	15.110570	16.283784	7.76%	8,973	2007
	14.908742	15.110570	1.35%	9,775	2006
	14.044827	14.908742	6.15%	10,564	2005
	12.610421	14.044827	11.37%	12,596	2004
	9.564082	12.610421	31.85%	13,687	2003
	14.599711	9.564082	-34.49%	11,097	2002
	16.676873	14.599711	-12.46%	8,848	2001
	20.256891	16.676873	-17.67%	7,580	2000
	10.000000	20.256891	102.57%	0	1999*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	21.750368	14.491008	-33.38%	4,324	2008
	23.791636	21.750368	-8.58%	5,773	2007
	20.654581	23.791636	15.19%	8,663	2006
	20.405024	20.654581	1.22%	9,047	2005
	17.714566	20.405024	15.19%	14,187	2004
	11.500284	17.714566	54.04%	11,054	2003
	16.079016	11.500284	-28.48%	10,966	2002
	12.765722	16.079016	25.95%	5,321	2001
	11.689250	12.765722	9.21%	2,266	2000
	10.000000	11.689250	16.89%	0	1999*

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.114229	13.422488	-39.30%	5,589	2008
	22.051693	22.114229	0.28%	8,425	2007
	20.042046	22.051693	10.03%	8,517	2006
	18.170195	20.042046	10.30%	8,529	2005
	15.545919	18.170195	16.88%	13,382	2004
	11.226240	15.545919	38.48%	11,761	2003
	13.828616	11.226240	-18.82%	9,063	2002
	15.095906	13.828616	-8.39%	4,110	2001
	14.115240	15.095906	6.95%	1,037	2000
	10.000000	14.115240	41.15%	1,510	1999*

NVIT NVIT Nationwide Fund: Class I - Q/NQ	11.224821	6.441991	-42.61%	2,229	2008
	10.567157	11.224821	6.22%	3,579	2007
	9.469764	10.567157	11.59%	6,252	2006
	8.974942	9.469764	5.51%	6,289	2005
	8.327394	8.974942	7.78%	6,275	2004
	6.650221	8.327394	25.22%	6,299	2003
	8.194278	6.650221	-18.84%	6,350	2002
	9.464087	8.194278	-13.42%	9,697	2001
	9.845340	9.464087	-3.87%	3,483	2000
	10.000000	9.845340	-1.55%	0	1999*

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	17.680634	8.691228	-50.84%	0	2008
	16.140958	17.680634	9.54%	0	2007
	14.153872	16.140958	14.04%	0	2006
	13.066637	14.153872	8.32%	0	2005
	11.203080	13.066637	16.63%	0	2004
	9.083390	11.203080	23.34%	0	2003
	10.000000	9.083390	-9.17%	0	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.823638	-1.76%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.717948	1.877586	-49.50%	574	2008
	3.152921	3.717948	17.92%	574	2007
	2.887996	3.152921	9.17%	574	2006
	2.956056	2.887996	-2.30%	574	2005
	2.885777	2.956056	2.44%	574	2004
	1.893021	2.885777	52.44%	574	2003
	3.369237	1.893021	-43.81%	574	2002
	5.991195	3.369237	-43.76%	2,261	2001
	10.000000	5.991195	-40.09%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	13.941213	7.038234	-49.51%	1,411	2008
	11.813478	13.941213	18.01%	1,183	2007
	10.829282	11.813478	9.09%	1,319	2006
	11.084074	10.829282	-2.30%	1,290	2005
	10.824125	11.084074	2.40%	1,224	2004
	7.102429	10.824125	52.40%	1,034	2003
	10.000000	7.102429	-28.98%	1,011	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	15.944837	9.197384	-42.32%	0	2008
	13.263395	15.944837	20.22%	0	2007
	13.544849	13.263395	-2.08%	0	2006
	12.315703	13.544849	9.98%	0	2005
	11.153278	12.315703	10.42%	0	2004
	7.452579	11.153278	49.66%	0	2003
	10.000000	7.452579	-25.47%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	9.989081	6.180472	-38.13%	502	2008
	10.403832	9.989081	-3.99%	502	2007
	9.140181	10.403832	13.83%	628	2006
	8.928052	9.140181	2.38%	502	2005
	7.737628	8.928052	15.38%	0	2004
	5.994918	7.737628	29.07%	0	2003
	8.155563	5.994918	-26.49%	0	2002
	9.455077	8.155563	-13.74%	0	2001
	10.771674	9.455077	-12.22%	0	2000
	10.000000	10.771674	7.72%	0	1999*

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.578250	-44.22%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	12.755450	6.823958	-46.50%	13,344	2008
	11.380298	12.755450	12.08%	15,460	2007
	10.735078	11.380298	6.01%	34,179	2006
	10.400965	10.735078	3.21%	47,310	2005
	9.904568	10.400965	5.01%	56,145	2004
	7.702487	9.904568	28.59%	59,412	2003
	10.724385	7.702487	-28.18%	56,044	2002
	12.493669	10.724385	-14.16%	68,489	2001
	12.750840	12.493669	-2.02%	44,316	2000
	10.000000	12.750840	27.51%	5,332	1999*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.491279	13.208510	-41.27%	1,487	2008
	21.540637	22.491279	4.41%	4,452	2007
	18.637621	21.540637	15.58%	6,228	2006
	16.598363	18.637621	12.29%	6,197	2005
	14.180467	16.598363	17.05%	8,150	2004
	10.000000	14.180467	41.80%	5,857	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.941855	8.188452	-41.27%	18,513	2008
	13.354899	13.941855	4.40%	19,309	2007
	11.554717	13.354899	15.58%	39,581	2006
	10.293133	11.554717	12.26%	52,761	2005
	8.796101	10.293133	17.02%	57,470	2004
	6.262817	8.796101	40.45%	61,614	2003
	8.190803	6.262817	-23.54%	63,453	2002
	9.483571	8.190803	-13.63%	51,202	2001
	10.000000	9.483571	-5.16%	29.533	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.544396	1.978316	-79.27%	0	2008
	10.000000	9.544396	-4.56%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.280841	2.153085	-79.06%	0	2008
	10.480981	10.280841	-1.91%	0	2007
	10.000000	10.480981	4.81%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.950812	6.616510	-39.58%	14,637	2008
	10.680162	10.950812	2.53%	16,098	2007
	9.454762	10.680162	12.96%	33,490	2006
	9.084631	9.454762	4.07%	42,008	2005
	8.451640	9.084631	7.49%	56,400	2004
	6.791724	8.451640	24.44%	57,841	2003
	8.517435	6.791724	-20.26%	53,543	2002
	9.655553	8.517435	-11.79%	60,365	2001
	10.777319	9.655553	-10.41%	39,310	2000
	10.000000	10.777319	7.77%	1,312	1999*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.674984	5.906497	-38.95%	0	2008
	9.973994	9.674984	-3.00%	128	2007
	10.000000	9.973994	-0.26%	135	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	11.316465	5.659790	-49.99%	2,150	2008
	10.838690	11.316465	4.41%	3,319	2007
	10.720007	10.838690	1.11%	6,491	2006
	9.717936	10.720007	10.31%	14,514	2005
	8.262040	9.717936	17.62%	17,099	2004
	6.699002	8.262040	23.33%	15,280	2003
	9.447560	6.699002	-29.09%	13,369	2002
	13.999397	9.447560	-32.51%	13,091	2001
	16.059802	13.999397	-12.83%	7,068	2000
	10.000000	16.059802	60.60%	0	1999*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.614654	6.540762	-43.69%	0	2008
	10.515412	11.614654	10.45%	0	2007
	10.000000	10.515412	5.15%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.088911	6.939991	-37.42%	0	2008
	10.961185	11.088911	1.17%	1,013	2007
	10.000000	10.961185	9.61%	990	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.556897	10.502216	-0.52%	0	2008
	10.217336	10.556897	3.32%	0	2007
	10.000000	10.217336	2.17%	0	2006*

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	9.993057	5.223696	-47.73%	0	2008
	8.296688	9.993057	20.45%	2,118	2007
	7.731320	8.296688	7.31%	2,118	2006
	6.696160	7.731320	15.46%	2,118	2005
	5.607767	6.696160	19.41%	2,786	2004
	4.028092	5.607767	39.22%	2,786	2003
	5.958642	4.028092	-32.40%	1,770	2002
	8.585371	5.958642	-30.60%	1,770	2001
	10.000000	8.585371	-14.15%	1,770	2000*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	24.199486	20.204745	-16.51%	0	2008
	23.134279	24.199486	4.60%	0	2007
	21.259551	23.134279	8.82%	504	2006
	19.285453	21.259551	10.24%	524	2005
	17.843487	19.285453	8.08%	545	2004
	14.210605	17.843487	25.56%	1,098	2003
	13.249217	14.210605	7.26%	648	2002
	12.255588	13.249217	8.11%	583	2001
	11.203280	12.255588	9.39%	583	2000
	10.000000	11.203280	12.03%	0	1999*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	27.318266	16.659471	-39.02%	6,704	2008
	33.549179	27.318266	-18.57%	6,383	2007
	24.746797	33.549179	35.57%	14,927	2006
	21.528056	24.746797	14.95%	13,981	2005
	16.072738	21.528056	33.94%	14,544	2004
	11.902270	16.072738	35.04%	14,996	2003
	12.216634	11.902270	-2.57%	14,584	2002
	11.327088	12.216634	7.85%	6,014	2001
	10.000000	11.327088	3.80%	5,727	2000*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.145047	10.433966	-65.39%	1,985	2008
	22.316740	30.145047	35.08%	1,231	2007
	16.285932	22.316740	37.03%	1,696	2006
	12.576135	16.285932	29.50%	1,978	2005
	10.000000	12.576135	25.76%	2,326	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	36.740680	12.706367	-65.42%	1,153	2008
	27.189894	36.740680	35.13%	1,153	2007
	19.848229	27.189894	36.99%	1,153	2006
	15.311576	19.848229	29.63%	1,152	2005
	12.385431	15.311576	23.63%	1,159	2004
	8.179648	12.385431	51.42%	6,480	2003
	8.578684	8.179648	-4.65%	6,727	2002
	8.898173	8.578684	-3.59%	2,297	2001
	15.586071	8.898173	-42.91%	342	2000
	10.000000	15.586071	55.86%	0	1999*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	32.310630	17.102035	-47.07%	3,760	2008
	22.642532	32.310630	42.70%	3,760	2007
	18.513628	22.642532	22.30%	7,520	2006
	12.433770	18.513628	48.90%	7,520	2005
	10.000000	12.433770	24.34%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	41.303184	21.850504	-47.10%	0	2008
	28.938622	41.303184	42.73%	0	2007
	23.670159	28.938622	22.26%	228	2006
	15.891131	23.670159	48.95%	1,663	2005
	13.026159	15.891131	21.99%	1,663	2004
	9.161589	13.026159	42.18%	0	2003
	9.601688	9.161589	-4.58%	0	2002
	10.919321	9.601688	-12.07%	0	2001
	9.980406	10.919321	9.41%	0	2000
	10.000000	9.980406	-0.20%	0	1999*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.742730	9.472787	-11.82%	968	2008
	10.374930	10.742730	3.55%	968	2007
	10.000000	10.374930	3.75%	0	2006*

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.661849	7.447907	-41.18%	1,614	2008
	12.093047	12.661849	4.70%	1,660	2007
	10.973280	12.093047	10.20%	2,509	2006
	10.357160	10.973280	5.95%	2,901	2005
	8.921417	10.357160	16.09%	8,373	2004
	6.630895	8.921417	34.54%	13,002	2003
	9.227273	6.630895	-28.14%	16,296	2002
	9.736730	9.227273	-5.23%	12,885	2001
	10.000000	9.736730	-2.63%	0	2000*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.277275	5.795369	-52.80%	0	2008
	12.341654	12.277275	-0.52%	0	2007
	11.132898	12.341654	10.86%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.734684	7.170938	-43.69%	0	2008
	11.613431	12.734684	9.65%	0	2007
	11.155908	11.613431	4.10%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.620029	7.586506	-48.11%	0	2008
	13.475663	14.620029	8.49%	0	2007
	11.809212	13.475663	14.11%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.565714	9.815977	-36.94%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.310137	10.924545	-3.41%	0	2008
	10.525212	11.310137	7.46%	0	2007
	10.555501	10.525212	-0.29%	0	2006
	10.588445	10.555501	-0.31%	445	2005
	10.195584	10.588445	3.85%	394	2004
	10.000000	10.195584	1.96%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.078262	7.112360	-35.80%	6,939	2008
	11.295856	11.078262	-1.93%	7,932	2007
	9.828663	11.295856	14.93%	8,128	2006
	9.570180	9.828663	2.70%	10,304	2005
	8.629328	9.570180	10.90%	15,215	2004
	6.796758	8.629328	26.96%	20,775	2003
	8.588758	6.796758	-20.86%	16,523	2002
	9.549358	8.588758	-10.06%	593	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.783880	8.006018	-45.85%	0	2008
	12.759965	14.783880	15.86%	0	2007
	10.397659	12.759965	22.72%	0	2006
	9.353332	10.397659	11.17%	47	2005
	8.292070	9.353332	12.80%	47	2004
	6.785174	8.292070	22.21%	47	2003
	8.681907	6.785174	-21.85%	47	2002
	12.490877	8.681907	-30.49%	47	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.462188	9.456423	-45.85%	978	2008
	15.071601	17.462188	15.86%	928	2007
	12.281338	15.071601	22.72%	1,129	2006
	11.062834	12.281338	11.01%	1,059	2005
	9.794272	11.062834	12.95%	4,752	2004
	8.014381	9.794272	22.21%	7,257	2003
	10.000000	8.014381	-19.86%	6,027	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.562111	7.842445	-25.75%	156	2008
	11.016278	10.562111	-4.12%	167	2007
	10.000000	11.016278	10.16%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	11.953545	6.865441	-42.57%	1,030	2008
	10.064776	11.953545	18.77%	1,030	2007
	10.601304	10.064776	-5.06%	1,644	2006
	10.571596	10.601304	0.28%	7,960	2005
	9.731864	10.571596	8.63%	7,934	2004
	7.938536	9.731864	22.59%	7,697	2003
	10.000000	7.938536	-20.61%	1,030	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.336408	11.021790	-28.13%	15,984	2008
	16.473582	15.336408	-6.90%	20,236	2007
	14.144675	16.473582	16.46%	16,844	2006
	13.719851	14.144675	3.10%	22,284	2005
	12.225996	13.719851	12.22%	31,982	2004
	9.659067	12.225996	26.58%	35,544	2003
	11.262728	9.659067	-14.24%	40,334	2002
	10.171958	11.262728	10.72%	21,804	2001

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.042933	6.576725	-49.58%	0	2008
	9.508280	13.042933	37.17%	0	2007
	10.000000	9.508280	-4.92%	0	2006*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	11.261779	5.885384	-47.74%	0	2008
	11.947989	11.261779	-5.74%	0	2007
	10.752741	11.947989	11.12%	0	2006
	9.432038	10.752741	14.00%	0	2005
	8.144608	9.432038	15.81%	0	2004
	5.619687	8.144608	44.93%	0	2003
	8.696154	5.619687	-35.38%	0	2002
	12.417121	8.696154	-29.97%	0	2001

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	14.426725	8.349098	-42.13%	0	2008
	12.607704	14.426725	14.43%	0	2007
	10.825336	12.607704	16.46%	0	2006
	9.391049	10.825336	15.27%	0	2005
	8.338678	9.391049	12.62%	0	2004
	6.383368	8.338678	30.63%	0	2003
	8.120126	6.383368	-21.39%	0	2002
	10.645617	8.120126	-23.72%	0	2001

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	12.440132	7.791367	-37.37%	0	2008
	12.453469	12.440132	-0.11%	0	2007
	10.630476	12.453469	17.15%	0	2006
	10.014694	10.630476	6.15%	0	2005
	9.163924	10.014694	9.28%	0	2004
	7.459404	9.163924	22.85%	0	2003
	9.882625	7.459404	-24.52%	0	2002
	9.975679	9.882625	-0.93%	0	2001

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.132023	9.582316	-32.19%	792	2008
	14.494829	14.132023	-2.50%	735	2007
	12.907223	14.494829	12.30%	897	2006
	12.262762	12.907223	5.26%	6,305	2005
	10.250496	12.262762	19.63%	4,905	2004
	7.579801	10.250496	35.23%	7,672	2003
	10.000000	7.579801	-24.20%	815	2002*

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	8.156561	5.249563	-35.64%	545	2008
	7.710805	8.156561	5.78%	545	2007
	7.193852	7.710805	7.19%	774	2006
	7.073307	7.193852	1.70%	789	2005
	6.785209	7.073307	4.25%	1,207	2004
	5.486341	6.785209	23.67%	3,404	2003
	7.867141	5.486341	-30.26%	1,233	2002
	10.353934	7.867141	-24.02%	2,098	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.382725	6.405432	-38.31%	7,669	2008
	10.051278	10.382725	3.30%	9,512	2007
	8.866104	10.051278	13.37%	54,069	2006
	8.627936	8.866104	2.76%	55,631	2005
	7.945117	8.627936	8.59%	62,831	2004
	6.306075	7.945117	25.99%	197,523	2003
	8.275796	6.306075	-23.80%	44,493	2002
	9.602483	8.275796	-13.82%	16,395	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.900493	7.537015	-30.86%	67	2008
	10.367598	10.900493	5.14%	759	2007
	9.068240	10.367598	14.33%	904	2006
	8.851164	9.068240	2.45%	1,247	2005
	8.584782	8.851164	3.10%	2,622	2004
	7.218359	8.584782	18.93%	4,912	2003
	8.830538	7.218359	-18.26%	5,988	2002
	9.921665	8.830538	-11.00%	70,360	2001

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.926747	9.658951	-2.70%	2,381	2008
	10.267365	9.926747	-3.32%	2,407	2007
	10.000000	10.267365	2.67%	4,280	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.198743	12.010447	-9.00%	20,032	2008
	12.761809	13.198743	3.42%	23,334	2007
	12.483117	12.761809	2.23%	25,991	2006
	12.554867	12.483117	-0.57%	26,857	2005
	12.344640	12.554867	1.70%	33,837	2004
	12.018959	12.344640	2.71%	36,720	2003
	11.202838	12.018959	7.28%	250,440	2002
	10.568127	11.202838	6.01%	32,250	2001

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	16.298239	9.179512	-43.68%	10,191	2008
	14.132679	16.298239	15.32%	11,388	2007
	12.902914	14.132679	9.53%	14,812	2006
	11.249973	12.902914	14.69%	20,219	2005
	9.937601	11.249973	13.21%	17,883	2004
	7.888206	9.937601	25.98%	27,715	2003
	8.873298	7.888206	-11.10%	21,547	2002
	10.316947	8.873298	-13.99%	3,757	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.352825	5.975291	-55.25%	2,927	2008
	9.341954	13.352825	42.93%	3,164	2007
	10.000000	9.341954	-6.58%	1,627	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.766716	7.179087	-43.77%	6,239	2008
	12.826841	12.766716	-0.47%	10,808	2007
	10.882666	12.826841	17.86%	20,478	2006
	10.483561	10.882666	3.81%	39,568	2005
	9.589583	10.483561	9.32%	40,105	2004
	7.502801	9.589583	27.81%	47,884	2003
	9.209865	7.502801	-18.54%	41,202	2002
	9.887701	9.209865	-6.86%	16,929	2001

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.167536	8.212187	-26.46%	0	2008
	10.473636	11.167536	6.63%	0	2007
	10.000000	10.473636	4.74%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.345419	7.492699	-33.96%	0	2008
	10.493549	11.345419	8.12%	0	2007
	10.000000	10.493549	4.94%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.474582	6.973800	-39.22%	0	2008
	10.513625	11.474582	9.14%	0	2007
	10.000000	10.513625	5.14%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.199471	4.057481	-55.89%	2,456	2008
	7.618322	9.199471	20.75%	3,478	2007
	7.370812	7.618322	3.36%	3,755	2006
	6.898042	7.370812	6.85%	5,932	2005
	6.564618	6.898042	5.08%	5,983	2004
	5.158219	6.564618	27.27%	6,007	2003
	6.730718	5.158219	-23.36%	5,136	2002
	8.015802	6.730718	-16.03%	2,221	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.622879	5.501308	-48.21%	9,643	2008
	8.531643	10.622879	24.51%	9,330	2007
	8.143786	8.531643	4.76%	10,287	2006
	7.851401	8.143786	3.72%	12,718	2005
	7.746584	7.851401	1.35%	15,679	2004
	5.943919	7.746584	30.33%	24,584	2003
	8.676331	5.943919	-31.49%	21,826	2002
	10.745932	8.676331	-19.26%	5,548	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.561872	7.032682	-26.45%	0	2008
	9.490940	9.561872	0.75%	198	2007
	8.697158	9.490940	9.13%	864	2006
	8.642570	8.697158	0.63%	2,616	2005
	8.043859	8.642570	7.44%	5,539	2004
	6.454537	8.043859	24.62%	11,692	2003
	6.346563	6.454537	1.70%	12,360	2002
	7.340109	6.346563	-13.54%	2,859	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.762868	7.188666	-26.37%	2,208	2008
	10.000000	9.762868	-2.37%	2,961	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.839265	10.282839	-5.13%	0	2008
	10.598317	10.839265	2.27%	0	2007
	10.352376	10.598317	2.38%	0	2006
	10.332038	10.352376	0.20%	88	2005
	10.090942	10.332038	2.39%	0	2004
	10.000000	10.090942	0.91%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.129989	6.607911	-40.63%	4,221	2008
	9.820078	11.129989	13.34%	2,169	2007
	10.000000	9.820078	-1.80%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	15.226259	8.388788	-44.91%	0	2008
	13.237106	15.226259	15.03%	0	2007
	11.433861	13.237106	15.77%	0	2006
	9.791143	11.433861	16.78%	0	2005
	8.790049	9.791143	11.39%	0	2004
	6.253645	8.790049	40.56%	0	2003
	7.998921	6.253645	-21.82%	0	2002
	10.352122	7.998921	-22.74%	1,561	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	18.752944	10.329405	-44.92%	3,561	2008
	16.300494	18.752944	15.05%	3,347	2007
	14.079590	16.300494	15.77%	3,406	2006
	12.061524	14.079590	16.73%	2,688	2005
	10.827465	12.061524	11.40%	2,688	2004
	7.700598	10.827465	40.61%	6,240	2003
	10.000000	7.700598	-22.99%	5,000	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.289625	7.326550	-52.08%	852	2008
	14.753265	15.289625	3.64%	758	2007
	12.935368	14.753265	14.05%	891	2006
	12.850199	12.935368	0.66%	2,209	2005
	11.485789	12.850199	11.88%	2,135	2004
	7.416124	11.485789	54.88%	2,217	2003
	10.000000	7.416124	-25.84%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.280782	7.788371	-30.96%	3,879	2008
	11.078363	11.280782	1.83%	27,720	2007
	10.000000	11.078363	10.78%	3,589	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.695006	6.373639	-34.26%	454	2008
	10.119630	9.695006	-4.20%	487	2007
	10.000000	10.119630	1.20%	2,700	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.573599	-34.26%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.426545	6.236698	-53.55%	0	2008
	10.630304	13.426545	26.30%	0	2007
	10.000000	10.630304	6.30%	2,266	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.256440	7.170387	-41.50%	0	2008
	10.817756	12.256440	13.30%	0	2007
	10.000000	10.817756	8.18%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	11.344857	11.826102	4.24%	7,063	2008
	10.411202	11.344857	8.97%	7,082	2007
	10.000000	10.411202	4.11%	2,274	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	14.022010	9.192039	-34.45%	0	2008
	13.945589	14.022010	0.55%	0	2007
	12.159921	13.945589	14.68%	0	2006
	11.343422	12.159921	7.20%	0	2005
	10.000000	11.343422	13.43%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.110577	6.072758	-45.34%	2,616	2008
	8.285621	11.110577	34.09%	5,944	2007
	7.736129	8.285621	7.10%	6,657	2006
	7.002249	7.736129	10.48%	7,591	2005
	6.047553	7.002249	15.79%	8,700	2004
	5.124576	6.047553	18.01%	13,315	2003
	6.210517	5.124576	-17.49%	10,989	2002
	8.095727	6.210517	-23.29%	9,550	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	13.971865	7.693437	-44.94%	1,432	2008
	11.692893	13.971865	19.49%	1,432	2007
	11.036415	11.692893	5.95%	1,432	2006
	10.099797	11.036415	9.27%	1,432	2005
	10.204923	10.099797	-1.03%	1,432	2004
	7.066388	10.204923	44.41%	1,432	2003
	10.000000	7.066388	-29.34%	1,432	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.531733	2.491965	-45.01%	0	2008
	3.794312	4.531733	19.43%	0	2007
	3.584998	3.794312	5.84%	0	2006
	3.274176	3.584998	9.49%	1,639	2005
	3.317116	3.274176	-1.29%	3,794	2004
	2.307249	3.317116	43.77%	3,794	2003
	3.979883	2.307249	-42.03%	3,794	2002
	6.469900	3.979883	-38.49%	4,652	2001

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.270054	10.807034	-37.42%	0	2008
	16.580553	17.270054	4.16%	0	2007
	15.249917	16.580553	8.73%	0	2006
	14.007907	15.249917	8.87%	0	2005
	12.149928	14.007907	15.29%	0	2004
	10.000000	12.149928	21.50%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	27.827806	13.052178	-53.10%	1,418	2008
	22.139650	27.827806	25.69%	1,554	2007
	15.375719	22.139650	43.99%	2,695	2006
	11.865467	15.375719	29.58%	4,958	2005
	10.183619	11.865467	16.52%	11,157	2004
	7.711350	10.183619	32.06%	14,036	2003
	10.000000	7.711350	-22.89%	3,577	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	16.040187	7.520395	-53.12%	0	2008
	12.766913	16.040187	25.64%	0	2007
	8.870508	12.766913	43.93%	0	2006
	6.849407	8.870508	29.51%	0	2005
	5.879751	6.849407	16.49%	0	2004
	4.452769	5.879751	32.05%	2,653	2003
	6.110859	4.452769	-27.13%	15,684	2002
	8.132240	6.110859	-24.86%	3,664	2001

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.939269	9.861580	-33.99%	0	2008
	14.148020	14.939269	5.59%	0	2007
	11.961171	14.148020	18.28%	273	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	12.653792	7.793583	-38.41%	520	2008
	12.006565	12.653792	5.39%	520	2007
	10.788985	12.006565	11.29%	7,811	2006
	10.140790	10.788985	6.39%	7,811	2005
	8.921038	10.140790	13.67%	9,121	2004
	6.898096	8.921038	29.33%	9,121	2003
	9.555631	6.898096	-27.81%	2,343	2002
	9.885928	9.555631	-3.34%	63,880	2001

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.453608	5.495434	-47.43%	0	2008
	10.320141	10.453608	1.29%	0	2007
	10.000000	10.320141	3.20%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	15.406225	8.562827	-44.42%	2,967	2008
	12.811835	15.406225	20.25%	2,967	2007
	11.380414	12.811835	12.58%	3,109	2006
	10.193490	11.380414	11.64%	3,199	2005
	8.929402	10.193490	14.16%	5,695	2004
	7.103509	8.929402	25.70%	8,330	2003
	10.242890	7.103509	-30.65%	7,128	2002
	13.851206	10.242890	-26.05%	42,784	2001

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	14.132725	6.603273	-53.28%	4,029	2008
	13.171008	14.132725	7.30%	3,942	2007
	11.955144	13.171008	10.17%	3,968	2006
	10.317791	11.955144	15.87%	3,670	2005
	8.835623	10.317791	16.77%	4,062	2004
	6.663773	8.835623	32.59%	10,829	2003
	8.950468	6.663773	-25.55%	4,062	2002
	9.385656	8.950468	-4.64%	392	2001

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.257614	5.441668	-46.95%	0	2008
	10.142365	10.257614	1.14%	0	2007
	10.000000	10.142365	1.42%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.332070	8.779082	-15.03%	0	2008
	10.048400	10.332070	2.82%	542	2007
	9.824455	10.048400	2.28%	125	2006
	9.866712	9.824455	-0.43%	125	2005
	9.974965	9.866712	-1.09%	125	2004
	10.000000	9.974965	-0.25%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.591960	8.074258	-40.60%	0	2008
	13.778654	13.591960	-1.35%	0	2007
	13.337218	13.778654	3.31%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.900153	8.261487	-40.57%	0	2008
	13.161539	13.900153	5.61%	0	2007
	11.792951	13.161539	11.61%	0	2006
	11.243582	11.792951	4.89%	0	2005
	10.000000	11.243582	12.44%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.861614	7.486222	-31.08%	3,829	2008
	10.427094	10.861614	4.17%	3,829	2007
	10.000000	10.427094	4.27%	3,829	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.520262	9.306266	-11.54%	2,788	2008
	10.409221	10.520262	1.07%	2,767	2007
	10.000000	10.409221	4.09%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.019214	7.238672	-39.77%	4,041	2008
	10.708700	12.019214	12.24%	7,674	2007
	10.000000	10.708700	7.09%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.241811	6.155155	-45.25%	486	2008
	10.236847	11.241811	9.82%	3,623	2007
	10.000000	10.236847	2.37%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.769577	5.938710	-39.21%	0	2008
	10.000000	9.769577	-2.30%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.915318	9.128208	-29.32%	0	2008
	12.760089	12.915318	1.22%	0	2007
	11.753622	12.760089	8.56%	2,943	2006
	11.696138	11.753622	0.49%	10,704	2005
	10.823716	11.696138	8.06%	14,822	2004
	9.018929	10.823716	20.01%	13,462	2003
	8.901799	9.018929	1.32%	12,801	2002
	8.703574	8.901799	2.28%	975	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.443376	8.075684	-29.43%	1,370	2008
	11.302178	11.443376	1.25%	1,645	2007
	10.411135	11.302178	8.56%	1,633	2006
	10.000000	10.411135	4.11%	1,648	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	32.221287	13.357013	-58.55%	0	2008
	22.552260	32.221287	42.87%	0	2007
	16.805347	22.552260	34.20%	0	2006
	12.908099	16.805347	30.19%	0	2005
	10.891929	12.908099	18.51%	0	2004
	6.714603	10.891929	62.21%	0	2003
	8.070402	6.714603	-16.80%	0	2002
	8.673124	8.070402	-6.95%	0	2001

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	35.856138	14.839949	-58.61%	3,023	2008
	25.101651	35.856138	42.84%	2,482	2007
	18.715146	25.101651	34.12%	1,824	2006
	14.373091	18.715146	30.21%	3,300	2005
	12.126779	14.373091	18.52%	3,573	2004
	7.477857	12.126779	62.17%	1,881	2003
	10.000000	7.477857	-25.22%	1,388	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	20.452782	13.469502	-34.14%	1,382	2008
	17.310336	20.452782	18.15%	1,462	2007
	12.817214	17.310336	35.06%	1,529	2006
	12.263619	12.817214	4.51%	2,335	2005
	9.615137	12.263619	27.54%	2,328	2004
	7.889333	9.615137	21.88%	2,455	2003
	10.000000	7.889333	-21.11%	2,593	2002*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	24.004264	12.712695	-47.04%	0	2008
	19.236540	24.004264	24.78%	0	2007
	14.740766	19.236540	30.50%	133	2006
	11.536563	14.740766	27.77%	3,848	2005
	10.278685	11.536563	12.24%	133	2004
	7.738127	10.278685	32.83%	121	2003
	10.000000	7.738127	-22.62%	1,597	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	14.483916	7.912047	-45.37%	0	2008
	12.308940	14.483916	17.67%	450	2007
	9.961953	12.308940	23.56%	450	2006
	8.504532	9.961953	17.14%	450	2005
	7.491225	8.504532	13.53%	450	2004
	5.609527	7.491225	33.54%	3,299	2003
	7.660350	5.609527	-26.77%	3,468	2002
	9.614186	7.660350	-20.32%	2,531	2001

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.127941	14.276545	-45.36%	0	2008
	22.196628	26.127941	17.71%	0	2007
	17.974288	22.196628	23.49%	39	2006
	15.344625	17.974288	17.14%	81	2005
	13.516344	15.344625	13.53%	88	2004
	10.000000	13.516344	35.16%	92	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.117943	-48.82%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.101676	-38.98%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.333434	-36.67%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.889996	-21.10%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.170498	-28.30%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.036060	-9.64%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.526994	-24.73%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.808767	-31.91%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.268590	-17.31%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.822155	-1.78%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.806200	-1.94%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.099544	9.554462	-47.21%	0	2008
	18.651827	18.099544	-2.96%	0	2007
	15.791007	18.651827	18.12%	0	2006
	14.471179	15.791007	9.12%	0	2005
	12.172182	14.471179	18.89%	0	2004
	8.766715	12.172182	38.85%	960	2003
	10.000000	8.766715	-12.33%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.514461	14.288448	5.73%	6,627	2008
	12.850643	13.514461	5.17%	9,853	2007
	12.668885	12.850643	1.43%	10,732	2006
	12.499088	12.668885	1.36%	16,059	2005
	12.332360	12.499088	1.35%	20,763	2004
	12.318429	12.332360	0.11%	24,229	2003
	11.308475	12.318429	8.93%	20,085	2002
	10.743380	11.308475	5.26%	6,464	2001

NVIT NVIT Growth Fund: Class I - Q/NQ	6.099045	3.669030	-39.84%	0	2008
	5.198573	6.099045	17.32%	0	2007
	4.988617	5.198573	4.21%	0	2006
	4.772161	4.988617	4.54%	0	2005
	4.495423	4.772161	6.16%	0	2004
	3.450405	4.495423	30.29%	13,560	2003
	4.932123	3.450405	-30.04%	1,475	2002
	6.993410	4.932123	-29.47%	441	2001

NVIT NVIT Health Sciences Fund: Class III- Q/NQ	14.219435	10.434593	-26.62%	1,798	2008
	12.796258	14.219435	11.12%	1,798	2007
	12.693803	12.796258	0.81%	2,277	2006
	11.927622	12.693803	6.42%	1,990	2005
	11.268550	11.927622	5.85%	1,990	2004
	8.394065	11.268550	34.24%	1,999	2003
	10.000000	8.394065	-16.06%	1,999	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.624236	6.492680	-44.15%	53	2008
	10.827926	11.624236	7.35%	80	2007
	10.000000	10.827926	8.28%	2,159	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.988421	9.290738	-38.01%	0	2008
	14.413675	14.988421	3.99%	0	2007
	12.565069	14.413675	14.71%	4,781	2006
	11.860489	12.565069	5.94%	4,781	2005
	10.597538	11.860489	11.92%	9,398	2004
	8.187819	10.597538	29.43%	49,244	2003
	10.000000	8.187819	-18.12%	124	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.742210	10.830834	-7.76%	0	2008
	11.353767	11.742210	3.42%	0	2007
	10.895571	11.353767	4.21%	0	2006
	10.745047	10.895571	1.40%	6,798	2005
	10.460887	10.745047	2.72%	8,555	2004
	9.877095	10.460887	5.91%	9,983	2003
	10.000000	9.877095	-1.23%	736	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.335296	10.052421	-24.62%	53,707	2008
	12.860200	13.335296	3.69%	56,836	2007
	11.766108	12.860200	9.30%	94,013	2006
	11.379127	11.766108	3.40%	94,949	2005
	10.584261	11.379127	7.51%	115,943	2004
	8.982505	10.584261	17.83%	57,534	2003
	10.000000	8.982505	-10.17%	72,724	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.372204	9.677928	-32.66%	1,768	2008
	13.796078	14.372204	4.18%	1,768	2007
	12.271079	13.796078	12.43%	4,752	2006
	11.675960	12.271079	5.10%	9,546	2005
	10.612606	11.675960	10.02%	11,500	2004
	8.537693	10.612606	24.30%	7,756	2003
	10.000000	8.537693	-14.62%	7,756	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.611838	10.516187	-16.62%	4,075	2008
	12.139543	12.611838	3.89%	4,129	2007
	11.406930	12.139543	6.42%	10,102	2006
	11.122380	11.406930	2.56%	13,703	2005
	10.574947	11.122380	5.18%	15,667	2004
	9.476086	10.574947	11.60%	16,829	2003
	10.000000	9.476086	-5.24%	12,844	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.584281	12.212552	-37.64%	1,594	2008
	18.552905	19.584281	5.56%	1,615	2007
	17.200627	18.552905	7.86%	1,759	2006
	15.632471	17.200627	10.03%	9,183	2005
	13.762016	15.632471	13.59%	5,103	2004
	10.412893	13.762016	32.16%	13,528	2003
	12.526391	10.412893	-16.87%	12,340	2002
	12.932854	12.526391	-3.14%	2,611	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.140973	11.159434	0.17%	21,570	2008
	10.832935	11.140973	2.84%	16,401	2007
	10.558239	10.832935	2.60%	37,608	2006
	10.477163	10.558239	0.77%	31,549	2005
	10.588727	10.477163	-1.05%	24,481	2004
	10.721236	10.588727	-1.24%	131,829	2003
	10.792570	10.721236	-0.66%	35,856	2002
	10.614638	10.792570	1.68%	71,477	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.453279	10.921131	-18.82%	4,570	2008
	13.102255	13.453279	2.68%	5,491	2007
	12.732503	13.102255	2.90%	5,787	2006
	12.695064	12.732503	0.29%	5,934	2005
	12.141036	12.695064	4.56%	9,510	2004
	11.033027	12.141036	10.04%	8,391	2003
	10.485245	11.033027	5.22%	6,087	2002
	10.254426	10.485245	2.25%	2,130	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.064154	-39.36%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.709243	11.434620	-47.33%	2,802	2008
	21.490749	21.709243	1.02%	2,826	2007
	17.837259	21.490749	20.48%	1,316	2006
	16.217645	17.837259	9.99%	299	2005
	13.739440	16.217645	18.04%	299	2004
	10.000000	13.739440	37.39%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.285521	-37.14%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.269802	-37.30%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.192315	-38.08%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.673995	-33.26%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	16.212076	8.525395	-47.41%	1,148	2008
	15.051736	16.212076	7.71%	1,148	2007
	14.858243	15.051736	1.30%	1,148	2006
	14.004358	14.858243	6.10%	1,216	2005
	12.580487	14.004358	11.32%	3,624	2004
	9.546230	12.580487	31.78%	4,131	2003
	14.579903	9.546230	-34.52%	4,105	2002
	16.662806	14.579903	-12.50%	602	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	21.654604	14.419833	-33.41%	6,765	2008
	23.699036	21.654604	-8.63%	7,710	2007
	20.584636	23.699036	15.13%	8,053	2006
	20.346244	20.584636	1.17%	11,646	2005
	17.672542	20.346244	15.13%	11,782	2004
	11.478843	17.672542	53.96%	13,204	2003
	16.057232	11.478843	-28.51%	13,566	2002
	12.754961	16.057232	25.89%	3,939	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.016885	13.356587	-39.33%	1,588	2008
	21.965869	22.016885	0.23%	1,982	2007
	19.974193	21.965869	9.97%	2,126	2006
	18.117877	19.974193	10.25%	5,258	2005
	15.509055	18.117877	16.82%	5,490	2004
	11.205308	15.509055	38.41%	7,568	2003
	13.809877	11.205308	-18.86%	8,305	2002
	15.083183	13.809877	-8.44%	48,395	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	11.175436	6.410373	-42.64%	6,179	2008
	10.526050	11.175436	6.17%	5,535	2007
	9.437717	10.526050	11.53%	8,687	2006
	8.949103	9.437717	5.46%	10,619	2005
	8.307646	8.949103	7.72%	11,223	2004
	6.637820	8.307646	25.16%	13,370	2003
	8.183165	6.637820	-18.88%	10,148	2002
	9.456097	8.183165	-13.46%	2,407	2001

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	17.627370	8.660623	-50.87%	0	2008
	16.100567	17.627370	9.48%	0	2007
	14.125629	16.100567	13.98%	0	2006
	13.047174	14.125629	8.27%	0	2005
	11.192078	13.047174	16.58%	0	2004
	9.079080	11.192078	23.27%	0	2003
	10.000000	9.079080	-9.21%	0	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.820295	-1.80%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.704222	1.869700	-49.53%	0	2008
	3.142895	3.704222	17.86%	0	2007
	2.880275	3.142895	9.12%	0	2006
	2.949661	2.880275	-2.35%	0	2005
	2.880988	2.949661	2.38%	1,270	2004
	1.890847	2.880988	52.36%	3,241	2003
	3.367087	1.890847	-43.84%	3,241	2002
	5.990454	3.367087	-43.79%	3,910	2001

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	13.901062	7.014375	-49.54%	0	2008
	11.785482	13.901062	17.95%	0	2007
	10.809106	11.785482	9.03%	51	2006
	11.069034	10.809106	-2.35%	51	2005
	10.814936	11.069034	2.35%	51	2004
	7.100003	10.814936	52.32%	136	2003
	10.000000	7.100003	-29.00%	136	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	15.896732	9.164962	-42.35%	0	2008
	13.230167	15.896732	20.16%	0	2007
	13.517782	13.230167	-2.13%	0	2006
	12.297333	13.517782	9.92%	0	2005
	11.142320	12.297333	10.37%	0	2004
	7.449034	11.142320	49.58%	0	2003
	10.000000	7.449034	-25.51%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	9.945144	6.150147	-38.16%	572	2008
	10.363376	9.945144	-4.04%	1,543	2007
	9.109262	10.363376	13.77%	3,737	2006
	8.902367	9.109262	2.32%	1,714	2005
	7.719293	8.902367	15.33%	2,003	2004
	5.983746	7.719293	29.00%	3,656	2003
	8.144524	5.983746	-26.53%	1,208	2002
	9.447118	8.144524	-13.79%	658	2001

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.576334	-44.24%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	12.699285	6.790450	-46.53%	7,400	2008
	11.335986	12.699285	12.03%	9,343	2007
	10.698707	11.335986	5.96%	11,714	2006
	10.370992	10.698707	3.16%	31,325	2005
	9.881067	10.370992	4.96%	35,290	2004
	7.688120	9.881067	28.52%	42,931	2003
	10.709843	7.688120	-28.21%	42,767	2002
	12.483131	10.709843	-14.21%	79,380	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.437939	13.170458	-41.30%	974	2008
	21.500553	22.437939	4.36%	1,740	2007
	18.612375	21.500553	15.52%	2,037	2006
	16.584290	18.612375	12.23%	2,008	2005
	14.175664	16.584290	16.99%	3,811	2004
	10.000000	14.175664	41.76%	2,034	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.887498	8.152366	-41.30%	6,130	2008
	13.309652	13.887498	4.34%	7,302	2007
	11.521429	13.309652	15.52%	15,208	2006
	10.268689	11.521429	12.20%	21,907	2005
	8.779681	10.268689	16.96%	23,562	2004
	6.254301	8.779681	40.38%	36,377	2003
	8.183849	6.254301	-23.58%	32,820	2002
	9.480386	8.183849	-13.68%	11,402	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.541140	1.976624	-79.28%	0	2008
	10.000000	9.541140	-4.59%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.272102	2.150152	-79.07%	0	2008
	10.477435	10.272102	-1.96%	0	2007
	10.000000	10.477435	4.77%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.902611	6.584027	-39.61%	7,362	2008
	10.638593	10.902611	2.48%	8,278	2007
	9.422741	10.638593	12.90%	10,854	2006
	9.058460	9.422741	4.02%	16,341	2005
	8.431587	9.058460	7.43%	21,289	2004
	6.779063	8.431587	24.38%	36,058	2003
	8.505890	6.779063	-20.30%	29,717	2002
	9.647415	8.505890	-11.83%	13,649	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.666773	5.898466	-38.98%	3,725	2008
	9.970628	9.666773	-3.05%	4,258	2007
	10.000000	9.970628	-0.29%	3,751	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	11.266638	5.631981	-50.01%	5,353	2008
	10.796490	11.266638	4.35%	5,426	2007
	10.683690	10.796490	1.06%	5,639	2006
	9.689932	10.683690	10.26%	5,694	2005
	8.242419	9.689932	17.56%	5,705	2004
	6.686490	8.242419	23.27%	4,714	2003
	9.434727	6.686490	-29.13%	2,995	2002
	13.987563	9.434727	-32.55%	643	2001

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.604798	6.531878	-43.71%	0	2008
	10.511870	11.604798	10.40%	0	2007
	10.000000	10.511870	5.12%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.079496	6.930562	-37.45%	127	2008
	10.957493	11.079496	1.11%	157	2007
	10.000000	10.957493	9.57%	2,093	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.733610	9.459930	-11.87%	0	2008
	10.371430	10.733610	3.49%	0	2007
	10.000000	10.371430	3.71%	513	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.547882	10.487906	-0.57%	0	2008
	10.213841	10.547882	3.27%	0	2007
	10.000000	10.213841	2.14%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	24.092986	20.105566	-16.55%	93	2008
	23.044253	24.092986	4.55%	93	2007
	21.187577	23.044253	8.76%	93	2006
	19.229925	21.187577	10.18%	93	2005
	17.801173	19.229925	8.03%	93	2004
	14.184124	17.801173	25.50%	1,812	2003
	13.231263	14.184124	7.20%	900	2002
	12.245260	13.231263	8.05%	0	2001

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	9.954099	5.200674	-47.75%	0	2008
	8.268571	9.954099	20.38%	0	2007
	7.709032	8.268571	7.26%	0	2006
	6.680248	7.709032	15.40%	0	2005
	5.597290	6.680248	19.35%	0	2004
	4.022612	5.597290	39.15%	0	2003
	5.953570	4.022612	-32.43%	0	2002
	8.582480	5.953570	-30.63%	756	2001

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	27.198053	16.577668	-39.05%	4,051	2008
	33.418682	27.198053	-18.61%	4,160	2007
	24.663053	33.418682	35.50%	5,498	2006
	21.466099	24.663053	14.89%	9,757	2005
	16.034633	21.466099	33.87%	15,894	2004
	11.880085	16.034633	34.97%	16,694	2003
	12.200073	11.880085	-2.62%	13,877	2002
	11.317531	12.200073	7.80%	3,848	2001

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.088916	10.409210	-65.41%	0	2008
	22.286584	30.088916	35.01%	0	2007
	16.272183	22.286584	36.96%	0	2006
	12.571897	16.272183	29.43%	0	2005
	10.000000	12.571897	25.72%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	36.578958	12.643966	-65.43%	0	2008
	27.084066	36.578958	35.06%	0	2007
	19.781013	27.084066	36.92%	0	2006
	15.267461	19.781013	29.56%	0	2005
	12.356025	15.267461	23.56%	0	2004
	8.164377	12.356025	51.34%	0	2003
	8.567036	8.164377	-4.70%	0	2002
	8.890661	8.567036	-3.64%	0	2001

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	32.250519	17.061497	-47.10%	1,164	2008
	22.611983	32.250519	42.63%	2,653	2007
	18.498038	22.611983	22.24%	2,329	2006
	12.429598	18.498038	48.82%	0	2005
	10.000000	12.429598	24.30%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	41.121430	21.743234	-47.12%	0	2008
	28.826028	41.121430	42.65%	0	2007
	23.590040	28.826028	22.20%	0	2006
	15.845370	23.590040	48.88%	0	2005
	12.995266	15.845370	21.93%	0	2004
	9.144519	12.995266	42.11%	28,946	2003
	9.588687	9.144519	-4.63%	0	2002
	10.910122	9.588687	-12.11%	0	2001

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.612508	7.415099	-41.21%	2,486	2008
	12.052091	12.612508	4.65%	4,616	2007
	10.941663	12.052091	10.15%	6,103	2006
	10.332567	10.941663	5.89%	8,113	2005
	8.904768	10.332567	16.03%	10,603	2004
	6.621889	8.904768	34.47%	12,880	2003
	9.219447	6.621889	-28.17%	12,010	2002
	9.733457	9.219447	-5.28%	54,695	2001

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.241865	5.775697	-52.82%	0	2008
	12.312365	12.241865	-0.57%	0	2007
	11.112115	12.312365	10.80%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.697954	7.146604	-43.72%	0	2008
	11.585871	12.697954	9.60%	0	2007
	11.135097	11.585871	4.05%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.592799	7.568492	-48.14%	0	2008
	13.457450	14.592799	8.44%	0	2007
	11.799248	13.457450	14.05%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.520845	9.782682	-36.97%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.283253	10.893024	-3.46%	0	2008
	10.505573	11.283253	7.40%	0	2007
	10.541159	10.505573	-0.34%	0	2006
	10.579432	10.541159	-0.36%	0	2005
	10.192099	10.579432	3.80%	0	2004
	10.000000	10.192099	1.92%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.029475	7.077429	-35.83%	0	2008
	11.251879	11.029475	-1.98%	0	2007
	9.795363	11.251879	14.87%	0	2006
	9.542602	9.795363	2.65%	0	2005
	8.608836	9.542602	10.85%	0	2004
	6.784071	8.608836	26.90%	0	2003
	8.577091	6.784071	-20.90%	0	2002
	9.541283	8.577091	-10.11%	0	2001
	10.880025	9.541283	-12.30%	0	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.718754	7.966679	-45.87%	0	2008
	12.710262	14.718754	15.80%	0	2007
	10.362418	12.710262	22.66%	0	2006
	9.326365	10.362418	11.11%	0	2005
	8.272374	9.326365	12.74%	0	2004
	6.772509	8.272374	22.15%	0	2003
	8.670125	6.772509	-21.89%	1,535	2002
	12.480327	8.670125	-30.53%	0	2001
	15.480327	12.480327	-18.40%	0	2000

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.411840	9.424338	-45.87%	0	2008
	15.035843	17.411840	15.80%	0	2007
	12.258417	15.035843	22.66%	0	2006
	11.047795	12.258417	10.96%	0	2005
	9.785936	11.047795	12.89%	0	2004
	8.011649	9.785936	22.15%	0	2003
	10.000000	8.011649	-19.88%	727	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.553118	7.831760	-25.79%	0	2008
	11.012546	10.553118	-4.17%	0	2007
	10.000000	11.012546	10.13%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	11.919053	6.842127	-42.60%	0	2008
	10.040882	11.919053	18.71%	0	2007
	10.581495	10.040882	-5.11%	0	2006
	10.557203	10.581495	0.23%	0	2005
	9.723577	10.557203	8.57%	0	2004
	7.935821	9.723577	22.53%	0	2003
	10.000000	7.935821	-20.64%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.268830	10.967622	-28.17%	0	2008
	16.409396	15.268830	-6.95%	0	2007
	14.096723	16.409396	16.41%	0	2006
	13.680293	14.096723	3.04%	2,328	2005
	12.196960	13.680293	12.16%	2,328	2004
	9.641037	12.196960	26.51%	2,328	2003
	11.247447	9.641037	-14.28%	4,656	2002
	10.163375	11.247447	10.67%	1,286	2001
	8.768259	10.163375	15.91%	0	2000

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	13.031851	6.567778	-49.60%	0	2008
	9.505065	13.031851	37.10%	0	2007
	10.000000	9.505065	-4.95%	0	2006*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	11.212122	5.856440	-47.77%	0	2008
	11.901412	11.212122	-5.79%	0	2007
	10.716266	11.901412	11.06%	0	2006
	9.404821	10.716266	13.94%	0	2005
	8.125241	9.404821	15.75%	0	2004
	5.609184	8.125241	44.86%	0	2003
	8.684342	5.609184	-35.41%	0	2002
	12.406646	8.684342	-30.00%	0	2001
	15.600551	12.406646	-20.47%	0	2000

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	14.363161	8.308070	-42.16%	0	2008
	12.558573	14.363161	14.37%	0	2007
	10.788638	12.558573	16.41%	0	2006
	9.363961	10.788638	15.21%	0	2005
	8.318867	9.363961	12.56%	0	2004
	6.371446	8.318867	30.56%	0	2003
	8.109093	6.371446	-21.43%	0	2002
	10.636622	8.109093	-23.76%	0	2001
	14.630509	10.636622	-27.30%	0	2000

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	12.385341	7.753091	-37.40%	0	2008
	12.404971	12.385341	-0.16%	0	2007
	10.594461	12.404971	17.09%	0	2006
	9.985829	10.594461	6.09%	0	2005
	9.142157	9.985829	9.23%	0	2004
	7.445481	9.142157	22.79%	0	2003
	9.869216	7.445481	-25.46%	0	2002
	9.967257	9.869216	-0.98%	0	2001
	9.327994	9.967257	6.85%	0	2000

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.091258	9.549798	-32.23%	0	2008
	14.460436	14.091258	-2.55%	0	2007
	12.883144	14.460436	12.24%	0	2006
	12.246099	12.883144	5.20%	0	2005
	10.241782	12.246099	19.57%	0	2004
	7.577210	10.241782	35.17%	0	2003
	10.000000	7.577210	-24.23%	0	2002*

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	8.120576	5.223731	-35.67%	0	2008
	7.680730	8.120576	5.73%	0	2007
	7.169448	7.680730	7.13%	0	2006
	7.052900	7.169448	1.65%	0	2005
	6.769089	7.052900	4.19%	0	2004
	5.476092	6.769089	23.61%	0	2003
	7.856453	5.476092	-30.30%	0	2002
	10.345179	7.856453	-24.06%	3,022	2001
	11.852125	10.345179	-12.71%	0	2000

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.336958	6.373936	-38.34%	0	2008
	10.012097	10.336958	3.24%	0	2007
	8.836043	10.012097	13.31%	0	2006
	8.603055	8.836043	2.71%	0	2005
	7.926250	8.603055	8.54%	0	2004
	6.294303	7.926250	25.93%	0	2003
	8.264570	6.294303	-23.84%	1,585	2002
	9.594375	8.264570	-13.86%	1,003	2001
	10.779645	9.594375	-11.00%	0	2000

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.852467	7.499975	-30.89%	0	2008
	10.327216	10.852467	5.09%	0	2007
	9.037512	10.327216	14.27%	0	2006
	8.825656	9.037512	2.40%	2,613	2005
	8.564412	8.825656	3.05%	2,613	2004
	7.204901	8.564412	18.87%	2,613	2003
	8.818570	7.204901	-18.30%	0	2002
	9.913289	8.818570	-11.04%	0	2001
	10.170406	9.913289	-2.53%	0	2000

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.918308	9.645823	-2.75%	0	2008
	10.263902	9.918308	-3.37%	0	2007
	10.000000	10.263902	2.64%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.140627	11.951474	-9.05%	0	2008
	12.712125	13.140627	3.37%	0	2007
	12.440839	12.712125	2.18%	0	2006
	12.518711	12.440839	-0.62%	1,762	2005
	12.315361	12.518711	1.65%	1,762	2004
	11.996568	12.315361	2.66%	1,762	2003
	11.187661	11.996568	7.23%	8,689	2002
	10.559225	11.187661	5.95%	647	2001
	9.744333	10.559225	8.36%	0	2000

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	16.226503	9.134438	-43.71%	0	2008
	14.077687	16.226503	15.26%	0	2007
	12.859240	14.077687	9.48%	0	2006
	11.217583	12.859240	14.63%	0	2005
	9.914027	11.217583	13.15%	0	2004
	7.873493	9.914027	25.92%	0	2003
	8.861264	7.873493	-11.15%	619	2002
	10.308233	8.861264	-14.04%	0	2001
	11.263156	10.308233	-8.48%	0	2000

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.341479	5.967164	-55.27%	0	2008
	9.338796	13.341479	42.86%	0	2007
	10.000000	9.338796	-6.61%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.710451	7.143796	-43.80%	0	2008
	12.776871	12.710451	-0.52%	0	2007
	10.845777	12.776871	17.81%	0	2006
	10.453334	10.845777	3.75%	0	2005
	9.566810	10.453334	9.27%	0	2004
	7.488805	9.566810	27.75%	0	2003
	9.197371	7.488805	-18.58%	0	2002
	9.879350	9.197371	-6.90%	998	2001
	9.297394	9.879350	6.26%	0	2000

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.158048	8.201010	-26.50%	0	2008
	10.470111	11.158048	6.57%	0	2007
	10.000000	10.470111	4.70%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.335796	7.482528	-33.99%	0	2008
	10.490017	11.335796	8.06%	0	2007
	10.000000	10.490017	4.90%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.464839	6.964313	-39.26%	0	2008
	10.510072	11.464839	9.08%	0	2007
	10.000000	10.510072	5.10%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.158971	4.037546	-55.92%	0	2008
	7.588671	9.158971	20.69%	0	2007
	7.345851	7.588671	3.31%	0	2006
	6.878173	7.345851	6.80%	0	2005
	6.549041	6.878173	5.03%	0	2004
	5.148599	6.549041	27.20%	0	2003
	6.721581	5.148599	-23.40%	0	2002
	8.009032	6.721581	-16.07%	0	2001
	9.856495	8.009032	-18.74%	0	2000

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.576112	5.474286	-48.24%	0	2008
	8.498425	10.576112	24.45%	0	2007
	8.116211	8.498425	4.71%	0	2006
	7.828799	8.116211	3.67%	2,975	2005
	7.728217	7.828799	1.30%	2,975	2004
	5.932835	7.728217	30.26%	2,975	2003
	8.664560	5.932835	-31.53%	0	2002
	10.736866	8.664560	-19.30%	3,754	2001
	12.305653	10.736866	-12.75%	0	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.519776	6.998156	-26.49%	0	2008
	9.453998	9.519776	0.70%	0	2007
	8.667686	9.453998	9.07%	0	2006
	8.617667	8.667686	0.58%	0	2005
	8.024768	8.617667	7.39%	0	2004
	6.442506	8.024768	24.56%	0	2003
	6.337956	6.442506	1.65%	0	2002
	7.333907	6.337956	-13.58%	1,142	2001
	9.659523	7.333907	-24.08%	0	2000

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.759531	7.182545	-26.40%	0	2008
	10.000000	9.759531	-2.40%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.813491	10.253173	-5.18%	0	2008
	10.578541	10.813491	2.22%	0	2007
	10.338312	10.578541	2.32%	14,449	2006
	10.323250	10.338312	0.15%	0	2005
	10.087509	10.323250	2.34%	0	2004
	10.000000	10.087509	0.88%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.120520	6.598911	-40.66%	0	2008
	9.816752	11.120520	13.28%	0	2007
	10.000000	9.816752	-1.83%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	15.159129	8.347541	-44.93%	0	2008
	13.185507	15.159129	14.97%	0	2007
	11.395079	13.185507	15.71%	0	2006
	9.762883	11.395079	16.72%	0	2005
	8.769155	9.762883	11.33%	0	2004
	6.241968	8.769155	40.49%	0	2003
	7.988069	6.241968	-21.86%	0	2002
	10.344382	7.988069	-22.78%	0	2001
	13.041301	10.344382	-20.68%	0	2000

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	18.698826	10.294328	-44.95%	0	2008
	16.261786	18.698826	14.99%	0	2007
	14.053297	16.261786	15.72%	0	2006
	12.045115	14.053297	16.67%	0	2005
	10.818256	12.045115	11.34%	0	2004
	7.697965	10.818256	40.53%	0	2003
	10.000000	7.697965	-23.02%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.245500	7.301662	-52.11%	0	2008
	14.718228	15.245500	3.58%	0	2007
	12.911205	14.718228	14.00%	0	2006
	12.832718	12.911205	0.61%	0	2005
	11.476013	12.832718	11.82%	0	2004
	7.413590	11.476013	54.80%	2,253	2003
	10.000000	7.413590	-25.86%	2,253	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.271182	7.777777	-30.99%	0	2008
	11.074620	11.271182	1.77%	0	2007
	10.000000	11.074620	10.75%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.686757	6.364966	-34.29%	0	2008
	10.116204	9.686757	-4.25%	0	2007
	10.000000	10.116204	1.16%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.571360	-34.29%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.415144	6.228216	-53.57%	0	2008
	10.626711	13.415144	26.24%	0	2007
	10.000000	10.626711	6.27%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.246026	7.160638	-41.53%	0	2008
	10.814105	12.246026	13.24%	0	2007
	10.000000	10.814105	8.14%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	11.335222	11.810037	4.19%	0	2008
	10.407678	11.335222	8.91%	0	2007
	10.000000	10.407678	4.08%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.995872	9.170218	-34.48%	0	2008
	13.926723	13.995872	0.50%	0	2007
	12.149640	13.926723	14.63%	1,384	2006
	11.339593	12.149640	7.14%	0	2005
	10.000000	11.339593	13.40%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	11.065813	6.045206	-45.37%	0	2008
	8.256464	11.065813	34.03%	0	2007
	7.712816	8.256464	7.05%	0	2006
	6.984699	7.712816	10.42%	0	2005
	6.035469	6.984699	15.73%	0	2004
	5.116941	6.035469	17.95%	0	2003
	6.204428	5.116941	-17.53%	0	2002
	8.091928	6.204428	-23.33%	2,529	2001
	10.000000	8.091928	-19.08%	0	2000*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	13.931562	7.667327	-44.96%	0	2008
	11.665131	13.931562	19.43%	0	2007
	11.015819	11.665131	5.89%	0	2006
	10.086073	11.015819	9.22%	0	2005
	10.196246	10.086073	-1.08%	0	2004
	7.063972	10.196246	44.34%	454	2003
	10.000000	7.063972	-29.36%	454	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.513409	2.480613	-45.04%	0	2008
	3.780892	4.513409	19.37%	0	2007
	3.574151	3.780892	5.78%	0	2006
	3.265930	3.574151	9.44%	0	2005
	3.310444	3.265930	-1.34%	0	2004
	2.303786	3.310444	43.70%	4,504	2003
	3.975953	2.303786	-42.06%	4,504	2002
	6.466853	3.975953	-38.52%	0	2001
	10.000000	6.466853	-35.33%	0	2000*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.229024	10.775850	-37.46%	0	2008
	16.549637	17.229024	4.11%	0	2007
	15.229220	16.549637	8.67%	0	2006
	13.996013	15.229220	8.81%	0	2005
	12.145798	13.996013	15.23%	0	2004
	10.000000	12.145798	21.46%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	27.747566	13.007882	-53.12%	0	2008
	22.087122	27.747566	25.63%	0	2007
	15.347024	22.087122	43.92%	0	2006
	11.849338	15.347024	29.52%	0	2005
	10.174958	11.849338	16.46%	0	2004
	7.708715	10.174958	31.99%	0	2003
	10.000000	7.708715	-22.91%	0	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	15.975500	7.486238	-53.14%	0	2008
	12.721943	15.975500	25.57%	0	2007
	8.843749	12.721943	43.85%	0	2006
	6.832211	8.843749	29.44%	0	2005
	5.867965	6.832211	16.43%	0	2004
	4.446112	5.867965	31.98%	0	2003
	6.104844	4.446112	-27.17%	0	2002
	8.128419	6.104844	-24.90%	0	2001
	10.000000	8.128419	-18.72%	0	2000*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.896162	9.828108	-34.02%	0	2008
	14.114424	14.896162	5.54%	0	2007
	11.938834	14.114424	18.22%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	12.598020	7.755273	-38.44%	0	2008
	11.959774	12.598020	5.34%	0	2007
	10.752406	11.959774	11.23%	0	2006
	10.111547	10.752406	6.34%	0	2005
	8.899852	10.111547	13.61%	0	2004
	6.885223	8.899852	29.26%	0	2003
	9.542657	6.885223	-27.85%	1,361	2002
	9.877577	9.542657	-3.39%	1,516	2001
	9.955186	9.877577	-0.78%	0	2000

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.444725	5.487951	-47.46%	0	2008
	10.316652	10.444725	1.24%	0	2007
	10.000000	10.316652	3.17%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	15.338349	8.520744	-44.45%	0	2008
	12.761922	15.338349	20.19%	0	2007
	11.341845	12.761922	12.52%	0	2006
	10.164112	11.341845	11.59%	0	2005
	8.908195	10.164112	14.10%	0	2004
	7.090239	8.908195	25.64%	0	2003
	10.228980	7.090239	-30.68%	0	2002
	13.839506	10.228980	-26.09%	0	2001
	15.243555	13.839506	-9.21%	0	2000

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	14.070481	6.570832	-53.30%	0	2008
	13.119720	14.070481	7.25%	0	2007
	11.914642	13.119720	10.11%	6,845	2006
	10.288059	11.914642	15.81%	0	2005
	8.814644	10.288059	16.72%	0	2004
	6.651335	8.814644	32.52%	0	2003
	8.938329	6.651335	-25.59%	0	2002
	9.377731	8.938329	-4.69%	0	2001
	9.491719	9.377731	-1.20%	0	2000

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.248894	5.434274	-46.98%	0	2008
	10.138933	10.248894	1.08%	0	2007
	10.000000	10.138933	1.39%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.307529	8.753758	-15.07%	0	2008
	10.029659	10.307529	2.77%	0	2007
	9.811121	10.029659	2.23%	0	2006
	9.858331	9.811121	-0.48%	0	2005
	9.971565	9.858331	-1.14%	0	2004
	10.000000	9.971565	-0.28%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.552750	8.046849	-40.63%	0	2008
	13.745946	13.552750	-1.41%	0	2007
	13.312320	13.745946	3.26%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.874273	8.241894	-40.60%	0	2008
	13.143764	13.874273	5.56%	0	2007
	11.783005	13.143764	11.55%	0	2006
	11.239804	11.783005	4.83%	0	2005
	10.000000	11.239804	12.40%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.852373	7.476026	-31.11%	0	2008
	10.423562	10.852373	4.11%	0	2007
	10.000000	10.423562	4.24%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.511339	9.293622	-11.58%	0	2008
	10.405716	10.511339	1.02%	0	2007
	10.000000	10.405716	4.06%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	12.009005	7.228832	-39.80%	0	2008
	10.705080	12.009005	12.18%	0	2007
	10.000000	10.705080	7.05%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.232271	6.146783	-45.28%	0	2008
	10.233395	11.232271	9.76%	0	2007
	10.000000	10.233395	2.33%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.766249	5.933653	-39.24%	0	2008
	10.000000	9.766249	-2.34%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.858453	9.083381	-29.36%	0	2008
	12.710419	12.858453	1.16%	0	2007
	11.713813	12.710419	8.51%	0	2006
	11.662441	11.713813	0.44%	5,353	2005
	10.798032	11.662441	8.01%	5,353	2004
	9.002106	10.798032	19.95%	0	2003
	8.889732	9.002106	1.26%	0	2002
	8.696224	8.889732	2.23%	0	2001
	9.663565	8.696224	-10.01%	0	2000

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.427849	8.060617	-29.47%	0	2008
	11.292619	11.427849	1.20%	0	2007
	10.407617	11.292619	8.50%	0	2006
	10.000000	10.407617	4.08%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	32.102532	13.300975	-58.57%	0	2008
	22.480641	32.102532	42.80%	0	2007
	16.760488	22.480641	34.13%	0	2006
	12.880175	16.760488	30.13%	0	2005
	10.873898	12.880175	18.45%	0	2004
	6.706895	10.873898	2.13%	0	2003
	8.065253	6.706895	-16.84%	0	2002
	8.672055	8.065253	-7.00%	0	2001
	10.000000	8.672055	-13.28%	0	2000*

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	35.752788	14.789610	-58.63%	0	2008
	25.042116	35.752788	42.77%	0	2007
	18.680248	25.042116	34.06%	1,252	2006
	14.353568	18.680248	30.14%	3,012	2005
	12.116476	14.353568	18.46%	2,108	2004
	7.475305	12.116476	62.09%	2,108	2003
	10.000000	7.475305	-25.25%	2,108	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	20.391089	13.422015	-34.18%	0	2008
	17.266955	20.391089	18.09%	0	2007
	12.791583	17.266955	34.99%	0	2006
	12.245309	12.791583	4.46%	2,509	2005
	9.605670	12.245309	27.48%	2,509	2004
	7.885581	9.605670	21.81%	0	2003
	10.000000	7.885581	-21.14%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	23.935024	12.669553	-47.07%	0	2008
	19.190879	23.935024	24.72%	0	2007
	14.713249	19.190879	30.43%	1,643	2006
	11.520885	14.713249	27.71%	0	2005
	10.269947	11.520885	12.18%	0	2004
	7.735493	10.269947	32.76%	0	2003
	10.000000	7.735493	-22.65%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	14.420106	7.873165	-45.40%	0	2008
	12.260989	14.420106	17.61%	0	2007
	9.928183	12.260989	23.50%	0	2006
	8.480006	9.928183	17.08%	0	2005
	7.473438	8.480006	13.47%	0	2004
	5.599057	7.473438	33.48%	0	2003
	7.649959	5.599057	-26.81%	0	2002
	9.606072	7.649959	-20.36%	0	2001
	11.167113	9.606072	-13.98%	0	2000

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	26.065922	14.235377	-45.39%	0	2008
	22.155285	26.065922	17.65%	0	2007
	17.949918	22.155285	23.43%	0	2006
	15.331599	17.949918	17.08%	0	2005
	13.511751	15.331599	13.47%	0	2004
	10.000000	13.511751	35.12%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.116196	-48.84%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.099597	-39.00%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.331277	-36.69%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.887319	-21.13%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.168050	-28.32%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.032985	-9.67%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.524429	-24.76%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.806444	-31.94%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.265770	-17.34%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.818823	-1.81%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.802870	-1.97%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	18.044908	9.520744	-47.24%	0	2008
	18.605063	18.044908	-3.01%	0	2007
	15.759416	18.605063	18.06%	0	2006
	14.449572	15.759416	9.06%	1,415	2005
	12.160197	14.449572	18.83%	3,290	2004
	8.762545	12.160197	38.77%	2,538	2003
	10.000000	8.762545	-12.37%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.454953	14.218278	5.67%	0	2008
	12.800610	13.454953	5.11%	0	2007
	12.625975	12.800610	1.38%	0	2006
	12.463096	12.625975	1.31%	0	2005
	12.303120	12.463096	1.30%	0	2004
	12.295493	12.303120	0.06%	0	2003
	11.293161	12.295493	8.88%	0	2002
	10.734272	11.293161	5.21%	4,560	2001
	9.721987	10.734272	10.41%	0	2000

NVIT NVIT Growth Fund: Class I - Q/NQ	6.072162	3.650992	-39.87%	0	2008
	5.178311	6.072162	17.26%	0	2007
	4.971695	5.178311	4.16%	0	2006
	4.758382	4.971695	4.48%	0	2005
	4.484722	4.758382	6.10%	0	2004
	3.443952	4.484722	30.22%	0	2003
	4.925420	3.443952	-30.08%	0	2002
	6.987497	4.925420	-29.51%	0	2001
	9.694518	6.987497	-27.92%	0	2000

NVIT NVIT Health Sciences Fund: Class III- Q/NQ	14.176525	10.397790	-26.65%	0	2008
	12.764183	14.176525	11.06%	0	2007
	12.668421	12.764183	0.76%	2,390	2006
	11.909823	12.668421	6.37%	2,290	2005
	11.257465	11.909823	5.79%	2,290	2004
	8.390084	11.257465	34.18%	0	2003
	10.000000	8.390084	-16.10%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.614361	6.483852	-44.17%	0	2008
	10.824272	11.614361	7.30%	0	2007
	10.000000	10.824272	8.24%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.943186	9.257978	-38.05%	0	2008
	14.377533	14.943186	3.93%	0	2007
	12.539933	14.377533	14.65%	0	2006
	11.842767	12.539933	5.89%	0	2005
	10.587104	11.842767	11.86%	0	2004
	8.183923	10.587104	29.36%	0	2003
	10.000000	8.183923	-18.16%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.706779	10.792642	-7.81%	0	2008
	11.325309	11.706779	3.37%	0	2007
	10.873772	11.325309	4.15%	0	2006
	10.729004	10.873772	1.35%	0	2005
	10.450593	10.729004	2.66%	0	2004
	9.872402	10.450593	5.86%	0	2003
	10.000000	9.872402	-1.28%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.295057	10.016980	-24.66%	0	2008
	12.827968	13.295057	3.64%	0	2007
	11.742570	12.827968	9.24%	0	2006
	11.362127	11.742570	3.35%	0	2005
	10.573837	11.362127	7.46%	0	2004
	8.978240	10.573837	17.77%	0	2003
	10.000000	8.978240	-10.22%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.328837	9.643797	-32.70%	0	2008
	13.761487	14.328837	4.12%	0	2007
	12.246540	13.761487	12.37%	0	2006
	11.658524	12.246540	5.04%	0	2005
	10.602160	11.658524	9.96%	0	2004
	8.533634	10.602160	24.24%	0	2003
	10.000000	8.533634	-14.66%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.573775	10.479109	-16.66%	0	2008
	12.109113	12.573775	3.84%	0	2007
	11.384121	12.109113	6.37%	0	2006
	11.105782	11.384121	2.51%	0	2005
	10.564539	11.105782	5.12%	0	2004
	9.471588	10.564539	11.54%	0	2003
	10.000000	9.471588	-5.28%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.498034	12.152558	-37.67%	0	2008
	18.480673	19.498034	5.50%	0	2007
	17.142369	18.480673	7.81%	0	2006
	15.587433	17.142369	9.98%	0	2005
	13.729366	15.587433	13.53%	0	2004
	10.393469	13.729366	32.10%	0	2003
	12.509403	10.393469	-16.91%	471	2002
	12.921938	12.509403	-3.19%	0	2001
	11.432355	12.921938	13.03%	0	2000

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.091854	11.104573	0.11%	0	2008
	10.790701	11.091854	2.79%	0	2007
	10.522423	10.790701	2.55%	0	2006
	10.446928	10.522423	0.72%	0	2005
	10.563553	10.446928	-1.10%	0	2004
	10.701197	10.563553	-1.29%	0	2003
	10.777889	10.701197	-0.71%	6,633	2002
	10.605632	10.777889	1.62%	36,286	2001
	10.195482	10.605632	4.02%	9,076	2000

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.394031	10.867491	-18.86%	0	2008
	13.051225	13.394031	2.63%	0	2007
	12.689357	13.051225	2.85%	0	2006
	12.658477	12.689357	0.24%	0	2005
	12.112226	12.658477	4.51%	0	2004
	11.012457	12.112226	9.99%	0	2003
	10.471032	11.012457	5.17%	0	2002
	10.245769	10.471032	2.20%	0	2001
	9.884242	10.245769	3.66%	0	2000

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.062087	-39.38%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.657693	11.401635	-47.36%	0	2008
	21.450698	21.657693	0.96%	0	2007
	17.813067	21.450698	20.42%	364	2006
	16.203883	17.813067	9.93%	2,788	2005
	13.734777	16.203883	17.98%	2,788	2004
	10.000000	13.734777	37.35%	2,809	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.283377	-37.17%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.267659	-37.32%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.190195	-38.10%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.671710	-33.28%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	16.140649	8.483490	-47.44%	0	2008
	14.993105	16.140649	7.65%	0	2007
	14.807889	14.993105	1.25%	0	2006
	13.963999	14.807889	6.04%	0	2005
	12.550621	13.963999	11.26%	0	2004
	9.528413	12.550621	31.72%	2,353	2003
	14.560133	9.528413	-34.56%	2,353	2002
	16.648755	14.560133	-12.55%	0	2001
	20.243274	16.648755	-17.76%	0	2000

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	21.559228	14.348992	-33.44%	0	2008
	23.606753	21.559228	-8.67%	0	2007
	20.514908	23.606753	15.07%	0	2006
	20.287630	20.514908	1.12%	584	2005
	17.630611	20.287630	15.07%	584	2004
	11.457422	17.630611	53.88%	2,085	2003
	16.035460	11.457422	-28.55%	2,928	2002
	12.744198	16.035460	25.83%	902	2001
	11.681367	12.744198	9.10%	0	2000

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	21.919930	13.290967	-39.37%	0	2008
	21.880348	21.919930	0.18%	0	2007
	19.906540	21.880348	9.92%	1,328	2006
	18.065673	19.906540	10.19%	650	2005
	15.472238	18.065673	16.76%	650	2004
	11.184395	15.472238	38.34%	2,242	2003
	13.791138	11.184395	-18.90%	2,667	2002
	15.070448	13.791198	-8.49%	1,384	2001
	14.105728	15.070448	6.84%	0	2000

NVIT NVIT Nationwide Fund: Class I - Q/NQ	11.126179	6.378855	-42.67%	0	2008
	10.485028	11.126179	6.11%	0	2007
	9.405708	10.485028	11.48%	0	2006
	8.923294	9.405708	5.41%	0	2005
	8.287900	8.923294	7.67%	0	2004
	6.625425	8.287900	25.09%	0	2003
	8.172057	6.625425	-18.93%	0	2002
	9.448103	8.172057	-13.51%	1,036	2001
	9.838680	9.448103	-3.97%	0	2000

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	17.574164	8.630061	-50.89%	0	2008
	16.060193	17.574164	9.43%	0	2007
	14.097378	16.060193	13.92%	0	2006
	13.027702	14.097378	8.21%	0	2005
	11.181069	13.027702	16.52%	0	2004
	9.074768	11.181069	23.21%	0	2003
	10.000000	9.074768	-9.25%	1,877	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.816966	-1.83%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.690583	1.861859	-49.55%	0	2008
	3.132924	3.690583	17.80%	0	2007
	2.872608	3.132924	9.06%	0	2006
	2.943294	2.872608	-2.40%	0	2005
	2.876240	2.943294	2.33%	0	2004
	1.888681	2.876240	52.29%	0	2003
	3.364948	1.888681	-43.87%	0	2002
	5.989717	3.364948	-43.82%	0	2001
	10.000000	5.989717	-40.10%	0	2000*

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	13.860952	6.990557	-49.57%	0	2008
	11.757500	13.860952	17.89%	0	2007
	10.788930	11.757500	8.98%	3,593	2006
	11.053980	10.788930	-2.40%	0	2005
	10.805736	11.053980	2.30%	0	2004
	7.097577	10.805736	52.25%	1,844	2003
	10.000000	7.097577	-29.02%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	15.848782	9.132639	-42.38%	0	2008
	13.197010	15.848782	20.09%	0	2007
	13.490766	13.197010	-2.18%	8,475	2006
	12.278996	13.490766	9.87%	1,910	2005
	11.131364	12.278996	10.31%	1,910	2004
	7.445495	11.131364	49.50%	1,910	2003
	10.000000	7.445495	-25.55%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	9.901315	6.119917	-38.19%	0	2008
	10.322987	9.901315	-4.08%	0	2007
	9.078368	10.322987	13.71%	1,531	2006
	8.876690	9.078368	2.27%	3,244	2005
	7.700955	8.876690	15.27%	3,244	2004
	5.972569	7.700955	28.94%	0	2003
	8.133455	5.972569	-26.57%	0	2002
	9.439135	8.133455	-13.83%	0	2001
	10.764410	9.439135	-12.31%	0	2000

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.574423	-44.26%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	12.643338	6.757084	-46.56%	0	2008
	11.291827	12.643338	11.97%	0	2007
	10.662455	11.291827	5.90%	1,272	2006
	10.341087	10.662455	3.11%	0	2005
	9.857594	10.341087	4.90%	0	2004
	7.673761	9.857594	28.46%	0	2003
	10.695313	7.673761	-28.25%	0	2002
	12.472602	10.695313	-14.25%	0	2001
	12.742243	12.472602	-2.12%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.384636	13.132463	-41.33%	0	2008
	21.460476	22.384636	4.31%	0	2007
	18.587129	21.460476	15.46%	1,442	2006
	16.570216	18.587129	12.17%	2,929	2005
	14.170841	16.570216	16.93%	2,929	2004
	10.000000	14.170841	41.71%	2,929	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.833378	8.116450	-41.33%	0	2008
	13.264567	13.833378	4.29%	0	2007
	11.488228	13.264567	15.46%	0	2006
	10.244297	11.488228	12.14%	0	2005
	8.763286	10.244297	16.90%	0	2004
	6.245795	8.763286	40.31%	0	2003
	8.176890	6.245795	-23.62%	0	2002
	9.477189	8.176890	-13.72%	0	2001
	10.000000	9.477189	-5.23%	0	2000*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.537892	1.974937	-79.29%	0	2008
	10.000000	9.537892	-4.62%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.263387	2.147226	-79.08%	0	2008
	10.473904	10.263387	-2.01%	0	2007
	10.000000	10.473904	4.74%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.854537	6.551646	-39.64%	0	2008
	10.597115	10.854537	2.43%	0	2007
	9.390774	10.597115	12.85%	0	2006
	9.032316	9.390774	3.97%	0	2005
	8.411542	9.032316	7.38%	0	2004
	6.766391	8.411542	24.31%	0	2003
	8.494330	6.766391	-20.34%	0	2002
	9.639258	8.494330	-11.88%	0	2001
	10.770042	9.639258	-10.50%	0	2000

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.658559	5.890447	-39.01%	0	2008
	9.967258	9.658559	-3.10%	0	2007
	10.000000	9.967258	-0.33%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	11.216980	5.604300	-50.04%	0	2008
	10.754411	11.216980	4.30%	0	2007
	10.647470	10.754411	1.00%	0	2006
	9.661983	10.647470	10.20%	0	2005
	8.222845	9.661983	17.50%	0	2004
	6.674005	8.222845	23.21%	0	2003
	9.421935	6.674005	-29.17%	0	2002
	13.975777	9.421935	-32.58%	0	2001
	16.048985	13.975777	-12.92%	0	2000

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.594927	6.522986	-43.74%	0	2008
	10.508312	11.594927	10.34%	0	2007
	10.000000	10.508312	5.08%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.070083	6.921132	-37.48%	0	2008
	10.953793	11.070083	1.06%	0	2007
	10.000000	10.953793	9.54%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.538879	10.473613	-0.62%	0	2008
	10.210350	10.538879	3.22%	0	2007
	10.000000	10.210350	2.10%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.724487	9.447078	-11.91%	0	2008
	10.367933	10.724487	3.44%	0	2007
	10.000000	10.367933	3.68%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	23.986894	20.006837	-16.59%	0	2008
	22.954535	23.986894	4.50%	0	2007
	21.115803	22.954535	8.71%	0	2006
	19.174523	21.115803	10.12%	1,492	2005
	17.758937	19.174523	7.97%	1,492	2004
	14.157666	17.758937	25.44%	1,492	2003
	13.213325	14.157666	7.15%	1,492	2002
	12.234919	13.213325	8.00%	0	2001
	11.195718	12.234919	9.28%	0	2000

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	9.915263	5.177730	-47.78%	0	2008
	8.240527	9.915263	20.32%	0	2007
	7.686787	8.240527	7.20%	0	2006
	6.664359	7.686787	15.34%	0	2005
	5.586822	6.664359	19.29%	0	2004
	4.017136	5.586822	39.07%	0	2003
	5.948504	4.017136	-32.47%	0	2002
	8.579581	5.948504	-30.67%	0	2001
	10.000000	8.579581	-14.20%	0	2000*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	27.078268	16.496210	-39.08%	0	2008
	33.288560	27.078268	-18.66%	0	2007
	24.579498	33.288560	35.43%	266	2006
	21.404236	24.579498	14.83%	970	2005
	15.996561	21.404236	33.81%	2,310	2004
	11.857917	15.996561	34.90%	1,528	2003
	12.183524	11.857917	-2.67%	1,528	2002
	11.307986	12.183524	7.74%	594	2001
	10.897503	11.307986	3.77%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	30.032847	10.384496	-65.42%	0	2008
	22.256442	30.032847	34.94%	0	2007
	16.258430	22.256442	36.89%	0	2006
	12.567660	16.258430	29.37%	0	2005
	10.000000	12.567660	25.68%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	36.417891	12.581837	-65.45%	0	2008
	26.978611	36.417891	34.99%	0	2007
	19.714010	26.978611	36.85%	0	2006
	15.223485	19.714010	29.50%	0	2005
	12.326720	15.223485	23.50%	0	2004
	8.149155	12.326720	51.26%	0	2003
	8.555421	8.149155	-4.75%	0	2002
	8.883159	8.555421	-3.69%	0	2001
	15.575591	8.883159	-42.97%	0	2000

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	32.190396	17.020982	-47.12%	0	2008
	22.581383	32.190396	42.55%	0	2007
	18.482404	22.581383	22.18%	2,496	2006
	12.425394	18.482404	48.75%	2,916	2005
	10.000000	12.425394	24.25%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	40.940303	21.636393	-47.15%	0	2008
	28.713761	40.940303	42.58%	0	2007
	23.510115	28.713761	22.13%	0	2006
	15.799703	23.510115	48.80%	0	2005
	12.964418	15.799703	21.87%	0	2004
	9.127452	12.964418	42.04%	0	2003
	9.575679	9.127452	-4.68%	0	2002
	10.900909	9.575679	-12.16%	756	2001
	9.973670	10.900909	9.30%	0	2000

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.563331	7.382417	-41.24%	0	2008
	12.011263	12.563331	4.60%	0	2007
	10.910136	12.011263	10.09%	0	2006
	10.308024	10.910136	5.84%	0	2005
	8.888143	10.308024	15.98%	0	2004
	6.612889	8.888143	34.41%	0	2003
	9.211624	6.612889	-28.21%	0	2002
	9.730182	9.211624	-5.33%	0	2001
	10.000000	9.730182	-2.70%	0	2000*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.136116	5.717009	-52.89%	0	2008
	12.224805	12.136116	-0.73%	0	2007
	11.049947	12.224805	10.63%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.588280	7.074015	-43.80%	0	2008
	11.503483	12.588280	9.43%	0	2007
	11.072803	11.503483	3.89%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.511272	7.514666	-48.21%	0	2008
	13.402874	14.511272	8.27%	0	2007
	11.769343	13.402874	13.88%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.386854	9.683355	-37.07%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.202885	10.798896	-3.61%	0	2008
	10.446805	11.202885	7.24%	0	2007
	10.498201	10.446805	-0.49%	0	2006
	10.552410	10.498201	-0.51%	0	2005
	10.181634	10.552410	3.64%	0	2004
	10.000000	10.181634	1.82%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.884237	6.973518	-35.93%	0	2008
	11.120804	10.884237	-2.13%	0	2007
	9.696030	11.120804	14.69%	0	2006
	9.460244	9.696030	2.49%	0	2005
	8.547597	9.460244	10.68%	0	2004
	6.746126	8.547597	26.70%	0	2003
	8.542208	6.746126	-21.03%	0	2002
	9.517124	8.542208	-10.24%	3,563	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.524938	7.849732	-45.96%	0	2008
	12.562194	14.524938	15.62%	0	2007
	10.257340	12.562194	22.47%	0	2006
	9.245891	10.257340	10.94%	0	2005
	8.213544	9.245891	12.57%	0	2004
	6.734635	8.213544	21.96%	0	2003
	8.634862	6.734635	-22.01%	0	2002
	12.448741	8.634862	-30.64%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.261456	9.328621	-45.96%	0	2008
	14.928929	17.261456	15.62%	0	2007
	12.189834	14.928929	22.47%	0	2006
	11.002769	12.189834	10.79%	0	2005
	9.760983	11.002769	12.72%	260	2004
	8.003444	9.760983	21.96%	349	2003
	10.000000	8.003444	-19.97%	4,998	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.526222	7.799843	-25.90%	0	2008
	11.001395	10.526222	-4.32%	0	2007
	10.000000	11.001395	10.01%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	11.816111	6.772635	-42.68%	0	2008
	9.969479	11.816111	18.52%	0	2007
	10.522307	9.969479	-5.25%	0	2006
	10.514187	10.522307	0.08%	0	2005
	9.698786	10.514187	8.41%	0	2004
	7.927692	9.698786	22.34%	0	2003
	10.000000	7.927692	-20.72%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.067761	10.806616	-28.28%	0	2008
	16.218258	15.067761	-7.09%	1,558	2007
	13.953790	16.218258	16.23%	1,558	2006
	13.562258	13.953790	2.89%	1,558	2005
	12.110238	13.562258	11.99%	1,865	2004
	9.587137	12.110238	26.32%	560	2003
	11.201712	9.587137	-14.41%	422	2002
	10.137636	11.201712	10.50%	0	2001*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	12.998633	6.540984	-49.68%	0	2008
	9.495410	12.998633	36.89%	0	2007
	10.000000	9.495410	-5.05%	0	2006*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	11.064384	5.770405	-47.85%	0	2008
	11.762677	11.064384	-5.94%	0	2007
	10.607513	11.762677	10.89%	0	2006
	9.323593	10.607513	13.77%	0	2005
	8.067402	9.323593	15.57%	0	2004
	5.577770	8.067402	44.63%	0	2003
	8.648961	5.577770	-35.51%	0	2002
	12.375201	8.648961	-30.11%	0	2001

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	14.174007	8.186092	-42.25%	0	2008
	12.412254	14.174007	14.19%	0	2007
	10.679213	12.412254	16.23%	0	2006
	9.283128	10.679213	15.04%	0	2005
	8.259675	9.283128	12.39%	0	2004
	6.335783	8.259675	30.37%	0	2003
	8.076087	6.335783	-21.55%	0	2002
	10.609678	8.076087	-23.88%	0	2001

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	12.222204	7.639239	-37.50%	0	2008
	12.260431	12.222204	-0.31%	0	2007
	10.487003	12.260431	16.91%	0	2006
	9.899642	10.487003	5.93%	0	2005
	9.077137	9.899642	9.06%	0	2004
	7.403844	9.077137	22.60%	0	2003
	9.829084	7.403844	-24.67%	0	2002
	9.942010	9.829084	-1.14%	0	2001

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.969607	9.452842	-32.33%	0	2008
	14.357676	13.969607	-2.70%	0	2007
	12.811123	14.357676	12.07%	0	2006
	12.196229	12.811123	5.04%	0	2005
	10.215680	12.196229	19.39%	0	2004
	7.569450	10.215680	34.96%	0	2003
	10.000000	7.569450	-24.31%	0	2002*

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	8.013618	5.147022	-35.77%	1,524	2008
	7.591231	8.013618	5.56%	1,524	2007
	7.096725	7.591231	6.97%	1,524	2006
	6.992022	7.096725	1.50%	1,524	2005
	6.720932	6.992022	4.03%	1,524	2004
	5.445448	6.720932	23.42%	1,524	2003
	7.824478	5.445448	-30.40%	1,524	2002
	10.318982	7.824478	-24.17%	1,524	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.200843	6.280369	-38.43%	0	2008
	9.895472	10.200843	3.09%	0	2007
	8.746439	9.895472	13.14%	0	2006
	8.528816	8.746439	2.55%	0	2005
	7.869869	8.528816	8.37%	0	2004
	6.259089	7.869869	25.74%	3,498	2003
	8.230945	6.259089	-23.96%	3,515	2002
	9.570079	8.230945	-13.99%	4,902	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.709550	7.389870	-31.00%	0	2008
	10.206902	10.709550	4.92%	0	2007
	8.945861	10.206902	14.10%	0	2006
	8.749492	8.945861	2.24%	0	2005
	8.503490	8.749492	2.89%	0	2004
	7.164595	8.503490	18.69%	0	2003
	8.782702	7.164595	-18.42%	0	2002
	9.888186	8.782702	-11.18%	0	2001

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.893006	9.606493	-2.90%	0	2008
	10.253497	9.893006	-3.52%	0	2007
	10.000000	10.253497	2.53%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.967573	11.776049	-9.19%	0	2008
	12.564026	12.967573	3.21%	0	2007
	12.314679	12.564026	2.02%	0	2006
	12.410689	12.314679	-0.77%	0	2005
	12.227793	12.410689	1.50%	0	2004
	11.929514	12.227793	2.50%	0	2003
	11.142163	11.929514	7.07%	0	2002
	10.532467	11.142163	5.79%	0	2001

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	16.012763	9.000287	-43.79%	0	2008
	13.913635	16.012763	15.09%	0	2007
	12.728796	13.913635	9.31%	0	2006
	11.120741	12.728796	14.46%	0	2005
	9.843498	11.120741	12.98%	2,242	2004
	7.829445	9.843498	25.72%	2,858	2003
	8.825197	7.829445	-11.28%	2,788	2002
	10.282107	8.825197	-14.17%	0	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.307433	5.942793	-55.34%	0	2008
	9.329305	13.307433	42.64%	0	2007
	10.000000	9.329305	-6.71%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.543105	7.038920	-43.88%	1,346	2008
	12.628064	12.543105	-0.67%	1,346	2007
	10.735822	12.628064	17.63%	1,346	2006
	10.363157	10.735822	3.60%	1,346	2005
	9.498796	10.363157	9.10%	4,542	2004
	7.446930	9.498796	27.55%	4,089	2003
	9.159972	7.446930	-18.70%	1,883	2002
	9.854339	9.159972	-7.05%	1,346	2001

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.129603	8.167582	-26.61%	0	2008
	10.459496	11.129603	6.41%	0	2007
	10.000000	10.459496	4.59%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.306894	7.452019	-34.09%	0	2008
	10.479370	11.306894	7.90%	0	2007
	10.000000	10.479370	4.79%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.435608	6.935916	-39.35%	0	2008
	10.499414	11.435608	8.92%	0	2007
	10.000000	10.499414	4.99%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.038297	3.978233	-55.98%	0	2008
	7.500211	9.038297	20.51%	0	2007
	7.271311	7.500211	3.15%	0	2006
	6.818766	7.271311	6.64%	0	2005
	6.502411	6.818766	4.87%	0	2004
	5.119765	6.502411	27.01%	0	2003
	6.694209	5.119765	-23.52%	0	2002
	7.988718	6.694209	-16.20%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.436772	5.393870	-48.32%	1,420	2008
	8.399362	10.436772	24.26%	1,420	2007
	8.033852	8.399362	4.55%	1,420	2006
	7.761188	8.033852	3.51%	1,420	2005
	7.673205	7.761188	1.15%	5,387	2004
	5.899618	7.673205	30.06%	9,228	2003
	8.629292	5.899618	-31.63%	6,698	2002
	10.709661	8.629292	-19.43%	7,751	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.394378	6.895406	-26.60%	0	2008
	9.343831	9.394378	0.54%	0	2007
	8.579779	9.343831	8.91%	0	2006
	8.543293	8.579779	0.43%	0	2005
	7.967694	8.543293	7.22%	6,395	2004
	6.406466	7.967694	24.37%	11,582	2003
	6.312150	6.406466	1.49%	12,566	2002
	7.315306	6.312150	-13.71%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.749568	7.164231	-26.52%	0	2008
	10.000000	9.749568	-2.50%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.736536	10.164628	-5.33%	0	2008
	10.519427	10.736536	2.06%	0	2007
	10.296235	10.519427	2.17%	0	2006
	10.296928	10.296235	-0.01%	0	2005
	10.077187	10.296928	2.18%	0	2004
	10.000000	10.077187	0.77%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.092167	6.572006	-40.75%	0	2008
	9.806795	11.092167	13.11%	0	2007
	10.000000	9.806795	-1.93%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.959481	8.224965	-45.02%	1,497	2008
	13.031869	14.959481	14.79%	1,497	2007
	11.279497	13.031869	15.54%	1,497	2006
	9.678616	11.279497	16.54%	1,497	2005
	8.706766	9.678616	11.16%	1,497	2004
	6.207036	8.706766	40.27%	1,497	2003
	7.955555	6.207036	-21.98%	1,497	2002
	10.318180	7.955555	-22.90%	7,645	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	18.537412	10.189818	-45.03%	0	2008
	16.146223	18.537412	14.81%	0	2007
	13.974726	16.146223	15.54%	0	2006
	11.996049	13.974726	16.49%	0	2005
	10.790672	11.996049	11.17%	2,534	2004
	7.690083	10.790672	40.32%	0	2003
	10.000000	7.690083	-23.10%	3,718	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.113887	7.227523	-52.18%	0	2008
	14.613642	15.113887	3.42%	0	2007
	12.839023	14.613642	13.82%	0	2006
	12.780448	12.839023	0.46%	0	2005
	11.446763	12.780448	11.65%	0	2004
	7.405989	11.446763	54.56%	0	2003
	10.000000	7.405989	-25.94%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.242463	7.746080	-31.10%	0	2008
	11.063397	11.242463	1.62%	0	2007
	10.000000	11.063397	10.63%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.662049	6.338993	-34.39%	0	2008
	10.105944	9.662049	-4.39%	0	2007
	10.000000	10.105944	1.06%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.564641	-34.35%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.380927	6.202797	-53.64%	0	2008
	10.615926	13.380927	26.05%	0	2007
	10.000000	10.615926	6.16%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.214802	7.131437	-41.62%	0	2008
	10.803138	12.214802	13.07%	0	2007
	10.000000	10.803138	8.03%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	11.306330	11.761924	4.03%	0	2008
	10.397135	11.306330	8.74%	0	2007
	10.000000	10.397135	3.97%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.917710	9.105024	-34.58%	0	2008
	13.870261	13.917710	0.34%	0	2007
	12.118856	13.870261	14.45%	0	2006
	11.328125	12.118856	6.98%	0	2005
	10.000000	11.328125	13.28%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	10.932359	5.963137	-45.45%	1,996	2008
	8.169437	10.932359	33.82%	1,996	2007
	7.643179	8.169437	6.89%	1,996	2006
	6.932196	7.643179	10.26%	1,996	2005
	5.999277	6.932196	15.55%	1,996	2004
	5.094038	5.999277	17.77%	1,996	2003
	6.186133	5.094038	-17.65%	4,832	2002
	8.080524	6.186133	-23.44%	1,996	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	13.811290	7.589474	-45.05%	0	2008
	11.582222	13.811290	19.25%	0	2007
	10.954232	11.582222	5.73%	0	2006
	10.044976	10.954232	9.05%	0	2005
	10.170254	10.044976	-1.23%	0	2004
	7.056728	10.170254	44.12%	0	2003
	10.000000	7.056728	-29.43%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.458950	2.446926	-45.12%	0	2008
	3.741031	4.458950	19.19%	0	2007
	3.541860	3.741031	5.62%	0	2006
	3.241370	3.541860	9.27%	0	2005
	3.290581	3.241370	-1.50%	0	2004
	2.293462	3.290581	43.48%	0	2003
	3.964208	2.293462	-42.15%	0	2002
	6.457722	3.964208	-38.61%	4,871	2001

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.106452	10.682787	-37.55%	0	2008
	16.457204	17.106452	3.95%	0	2007
	15.167281	16.457204	8.50%	0	2006
	13.960361	15.167281	8.65%	0	2005
	12.133402	13.960361	15.06%	0	2004
	10.000000	12.133402	21.33%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	27.508084	12.875814	-53.19%	0	2008
	21.930185	27.508084	25.43%	0	2007
	15.261227	21.930185	43.70%	0	2006
	11.801068	15.261227	29.32%	0	2005
	10.149016	11.801068	16.28%	0	2004
	7.700818	10.149016	31.79%	0	2003
	10.000000	7.700818	-22.99%	0	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	15.782874	7.384616	-53.21%	0	2008
	12.587891	15.782874	25.38%	0	2007
	8.763918	12.587891	43.63%	0	2006
	6.780873	8.763918	29.24%	0	2005
	5.832790	6.780873	16.25%	0	2004
	4.426214	5.832790	31.78%	0	2003
	6.086848	4.426214	-27.28%	0	2002
	8.116951	6.086848	-25.01%	0	2001

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.767554	9.728326	-34.12%	0	2008
	14.014107	14.767554	5.38%	0	2007
	11.872058	14.014107	18.04%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	12.432108	7.641394	-38.54%	0	2008
	11.820434	12.432108	5.17%	0	2007
	10.643360	11.820434	11.06%	0	2006
	10.024275	10.643360	6.18%	0	2005
	8.836537	10.024275	13.44%	0	2004
	6.846694	8.836537	29.06%	0	2003
	9.503836	6.846694	-27.96%	0	2002
	9.852553	9.503836	-3.54%	0	2001

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.418082	5.465556	-47.54%	0	2008
	10.306188	10.418082	1.09%	0	2007
	10.000000	10.306188	3.06%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	15.136273	8.395593	-44.53%	1,233	2008
	12.613177	15.136273	20.00%	1,233	2007
	11.226772	12.613177	12.35%	1,233	2006
	10.076342	11.226772	11.42%	1,233	2005
	8.844791	10.076342	13.92%	1,806	2004
	7.050541	8.844791	25.45%	1,995	2003
	10.187333	7.050541	-30.79%	1,785	2002
	13.804447	10.187333	-26.20%	1,233	2001

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	13.885135	6.474317	-53.37%	0	2008
	12.966843	13.885135	7.08%	0	2007
	11.793790	12.966843	9.95%	0	2006
	10.199250	11.793790	15.63%	0	2005
	8.751925	10.199250	16.54%	2,517	2004
	6.614111	8.751925	32.32%	0	2003
	8.901954	6.614111	-25.70%	0	2002
	9.353966	8.901954	-4.83%	0	2001

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.222738	5.412079	-47.06%	0	2008
	10.128652	10.222738	0.93%	0	2007
	10.000000	10.128652	1.29%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.234147	8.678151	-15.20%	0	2008
	9.973597	10.234147	2.61%	0	2007
	9.771163	9.973597	2.07%	0	2006
	9.833172	9.771163	-0.63%	0	2005
	9.961375	9.833172	-1.29%	0	2004
	10.000000	9.961375	-0.39%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.435723	7.965140	-40.72%	0	2008
	13.648238	13.435723	-1.56%	0	2007
	13.237895	13.648238	3.10%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.796770	8.183285	-40.69%	0	2008
	13.090466	13.796770	5.40%	0	2007
	11.753143	13.090466	11.38%	0	2006
	11.228435	11.753143	4.67%	0	2005
	10.000000	11.228435	12.28%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.824700	7.445547	-31.22%	0	2008
	10.412999	10.824700	3.95%	0	2007
	10.000000	10.412999	4.13%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.484532	9.255754	-11.72%	0	2008
	10.395160	10.484532	0.86%	0	2007
	10.000000	10.395160	3.95%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.978384	7.199342	-39.90%	0	2008
	10.694225	11.978384	12.01%	0	2007
	10.000000	10.694225	6.94%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.203628	6.121705	-45.36%	0	2008
	10.223017	11.203628	9.59%	0	2007
	10.000000	10.223017	2.23%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.756266	5.918499	-39.34%	0	2008
	10.000000	9.756266	-2.44%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.689152	8.950064	-29.47%	0	2008
	12.562376	12.689152	1.01%	0	2007
	11.595056	12.562376	8.34%	0	2006
	11.561839	11.595056	0.29%	0	2005
	10.721266	11.561839	7.84%	2,247	2004
	8.951783	10.721266	19.77%	3,288	2003
	8.853567	8.951783	1.11%	915	2002
	8.674196	8.853567	2.07%	0	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.381340	8.015516	-29.57%	0	2008
	11.263973	11.381340	1.04%	0	2007
	10.397061	11.263973	8.34%	0	2006
	10.000000	10.397061	3.97%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	31.748546	13.134099	-58.63%	0	2008
	22.266948	31.748546	42.58%	0	2007
	16.626514	22.266948	33.92%	0	2006
	12.796711	16.626514	29.93%	0	2005
	10.819976	12.796711	18.27%	0	2004
	6.683831	10.819976	61.88%	0	2003
	8.049848	6.683831	-16.97%	0	2002
	8.668856	8.049848	-7.14%	0	2001

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	35.444242	14.639448	-58.70%	0	2008
	24.864181	35.444242	42.55%	0	2007
	18.575830	24.864181	33.85%	0	2006
	14.295108	18.575830	29.95%	0	2005
	12.085590	14.295108	18.28%	2,557	2004
	7.467644	12.085590	61.84%	283	2003
	10.000000	7.467644	-25.32%	220	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	20.206910	13.280414	-34.28%	0	2008
	17.137335	20.206910	17.91%	0	2007
	12.714934	17.137335	34.78%	0	2006
	12.190522	12.714934	4.30%	0	2005
	9.577309	12.190522	27.29%	0	2004
	7.874340	9.577309	21.63%	0	2003
	10.000000	7.874340	-21.26%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	23.728420	12.540930	-47.15%	0	2008
	19.054507	23.728420	24.53%	0	2007
	14.630990	19.054507	30.23%	0	2006
	11.473949	14.630990	27.51%	0	2005
	10.243769	11.473949	12.01%	0	2004
	7.727570	10.243769	32.56%	3,086	2003
	10.000000	7.727570	-22.72%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	14.230233	7.757580	-45.49%	0	2008
	12.118163	14.230233	17.43%	0	2007
	9.827514	12.118163	23.31%	0	2006
	8.406838	9.827514	16.90%	0	2005
	7.420290	8.406838	13.30%	0	2004
	5.567726	7.420290	33.27%	0	2003
	7.618821	5.567726	-26.92%	0	2002
	9.581737	7.618821	-20.49%	0	2001

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	25.880481	14.112432	-45.47%	0	2008
	22.031519	25.880481	17.47%	0	2007
	17.876898	22.031519	23.24%	0	2006
	15.292542	17.876898	16.90%	0	2005
	13.497959	15.292542	13.30%	0	2004
	10.000000	13.497959	34.98%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.110953	-48.89%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.093352	-39.07%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.324797	-36.75%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.879262	-21.21%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.160724	-28.39%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.023775	-9.76%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.516739	-24.83%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.799494	-32.01%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.257336	-17.43%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.808813	-1.91%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.792877	-2.07%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	17.881926	9.420256	-47.32%	0	2008
	18.465425	17.881926	-3.16%	0	2007
	15.665016	18.465425	17.88%	0	2006
	14.384939	15.665016	8.90%	0	2005
	12.124336	14.384939	18.65%	0	2004
	8.750059	12.124336	38.56%	0	2003
	10.000000	8.750059	-12.50%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.277796	14.009637	5.51%	0	2008
	12.651515	13.277796	4.95%	1,413	2007
	12.497968	12.651515	1.23%	1,413	2006
	12.355580	12.497968	1.15%	1,413	2005
	12.215658	12.355580	1.15%	0	2004
	12.226769	12.215658	-0.09%	0	2003
	11.247230	12.226769	8.71%	0	2002
	10.707078	11.247230	5.04%	0	2001

NVIT NVIT Growth Fund: Class I - Q/NQ	5.992165	3.597364	-39.97%	0	2008
	5.117956	5.992165	17.08%	0	2007
	4.921251	5.117956	4.00%	0	2006
	4.717297	4.921251	4.32%	0	2005
	4.452803	4.717297	5.94%	0	2004
	3.424662	4.452803	30.02%	0	2003
	4.905344	3.424662	-30.19%	0	2002
	6.969771	4.905344	-29.62%	0	2001

NVIT NVIT Health Sciences Fund: Class III- Q/NQ	14.048396	10.288034	-26.77%	0	2008
	12.668291	14.048396	10.89%	0	2007
	12.592455	12.668291	0.60%	0	2006
	11.856486	12.592455	6.21%	0	2005
	11.224213	11.856486	5.63%	0	2004
	8.378093	11.224213	33.97%	0	2003
	10.000000	8.378093	-16.22%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.584740	6.457403	-44.26%	0	2008
	10.813290	11.584740	7.13%	0	2007
	10.000000	10.813290	8.13%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.808204	9.160292	-38.14%	426	2008
	14.269599	14.808204	3.77%	347	2007
	12.464792	14.269599	14.48%	681	2006
	11.789789	12.464792	5.73%	1,097	2005
	10.555870	11.789789	11.69%	0	2004
	8.172252	10.555870	29.17%	0	2003
	10.000000	8.172252	-18.28%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.601017	10.678782	-7.95%	171	2008
	11.240282	11.601017	3.21%	231	2007
	10.808627	11.240282	3.99%	425	2006
	10.681004	10.808627	1.19%	607	2005
	10.419761	10.681004	2.51%	0	2004
	9.858342	10.419761	5.69%	0	2003
	10.000000	9.858342	-1.42%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.174998	9.911326	-24.77%	507	2008
	12.731689	13.174998	3.48%	531	2007
	11.672236	12.731689	9.08%	1,009	2006
	11.311318	11.672236	3.19%	1,531	2005
	10.542661	11.311318	7.29%	0	2004
	8.965450	10.542661	17.59%	0	2003
	10.000000	8.965450	-10.35%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.199386	9.542030	-32.80%	0	2008
	13.658165	14.199386	3.96%	0	2007
	12.173144	13.658165	12.20%	0	2006
	11.606341	12.173144	4.88%	0	2005
	10.570861	11.606341	9.80%	0	2004
	8.521461	10.570861	24.05%	0	2003
	10.000000	8.521461	-14.79%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.460192	10.368554	-16.79%	0	2008
	12.018192	12.460192	3.68%	0	2007
	11.315902	12.018192	6.21%	0	2006
	11.056083	11.315902	2.35%	0	2005
	10.533364	11.056083	4.96%	89	2004
	9.458089	10.533364	11.37%	1,219	2003
	10.000000	9.458089	-5.42%	29,893	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.241216	11.974103	-37.77%	0	2008
	18.265332	19.241216	5.34%	972	2007
	16.968499	18.265332	7.64%	972	2006
	15.452880	16.968499	9.81%	972	2005
	13.631684	15.452880	13.36%	3,908	2004
	10.335306	13.631684	31.89%	3,624	2003
	12.458494	10.335306	-17.04%	3,527	2002
	12.889199	12.458494	-3.34%	0	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.945655	10.941452	-0.04%	160	2008
	10.664869	10.945655	2.63%	128	2007
	10.415600	10.664869	2.39%	201	2006
	10.356664	10.415600	0.57%	371	2005
	10.488319	10.356664	-1.26%	1,695	2004
	10.641254	10.488319	-1.44%	2,489	2003
	10.733926	10.641254	-0.86%	2,639	2002
	10.578635	10.733926	1.47%	0	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.217667	10.707996	-18.99%	0	2008
	12.899216	13.217667	2.47%	0	2007
	12.560707	12.899216	2.69%	0	2006
	12.549283	12.560707	0.09%	0	2005
	12.026120	12.549283	4.35%	1,055	2004
	10.950902	12.026120	9.82%	1,708	2003
	10.428441	10.950902	5.01%	0	2002
	10.219812	10.428441	2.04%	0	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.055886	-39.44%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.503583	11.303147	-47.44%	0	2008
	21.330878	21.503583	0.81%	0	2007
	17.740610	21.330878	20.24%	0	2006
	16.162608	17.740610	9.76%	0	2005
	13.720758	16.162608	17.80%	0	2004
	10.000000	13.720758	37.21%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.276951	-37.23%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.261242	-37.39%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.183862	-38.16%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.664890	-33.35%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.928039	8.358901	-47.52%	888	2008
	14.818391	15.928039	7.49%	888	2007
	14.657700	14.818391	1.10%	888	2006
	13.843455	14.657700	5.88%	888	2005
	12.461332	13.843455	11.09%	1,097	2004
	9.475089	12.461332	31.52%	1,158	2003
	14.500883	9.475089	-34.66%	1,303	2002
	16.606604	14.500883	-12.68%	3,670	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	21.275315	14.138322	-33.55%	0	2008
	23.331781	21.275315	-8.81%	0	2007
	20.306904	23.331781	14.90%	0	2006
	20.112575	20.306904	0.97%	0	2005
	17.505231	20.112575	14.89%	3,385	2004
	11.393329	17.505231	53.64%	384	2003
	15.970228	11.393329	-28.66%	357	2002
	12.711918	15.970228	25.63%	5,158	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	21.631279	13.095835	-39.46%	911	2008
	21.625478	21.631279	0.03%	1,943	2007
	19.704712	21.625478	9.75%	1,943	2006
	17.909807	19.704712	10.02%	1,943	2005
	15.326226	17.909807	16.58%	4,404	2004
	11.121852	15.362226	38.13%	7,954	2003
	13.735040	11.121852	-19.03%	4,834	2002
	15.032303	13.735040	-8.63%	4,614	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.979662	6.285199	-42.76%	0	2008
	10.362878	10.979662	5.95%	0	2007
	9.310319	10.362878	11.31%	0	2006
	8.846274	9.310319	5.25%	0	2005
	8.228953	8.846274	7.50%	0	2004
	6.588356	8.228953	24.90%	0	2003
	8.138802	6.588356	-19.05%	0	2002
	9.424179	8.138802	-13.64%	0	2001

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	17.415409	8.538980	-50.97%	0	2008
	15.939619	17.415409	9.26%	0	2007
	14.012889	15.939619	13.75%	0	2006
	12.969382	14.012889	8.05%	0	2005
	11.148064	12.969382	16.34%	0	2004
	9.061817	11.148064	23.02%	0	2003
	10.000000	9.061817	-9.38%	0	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.806953	-1.93%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.649819	1.838475	-49.63%	0	2008
	3.103081	3.649819	17.62%	0	2007
	2.849583	3.103081	8.90%	0	2006
	2.924167	2.849583	-2.55%	0	2005
	2.861931	2.924167	2.17%	0	2004
	1.882161	2.861931	52.06%	0	2003
	3.358489	1.882161	-43.96%	0	2002
	5.987495	3.358489	-43.91%	0	2001

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	13.741253	6.919551	-49.64%	0	2008
	11.673907	13.741253	17.71%	0	2007
	10.728581	11.673907	8.81%	0	2006
	11.008946	10.728581	-2.55%	0	2005
	10.778192	11.008946	2.14%	0	2004
	7.090301	10.778192	52.01%	0	2003
	10.000000	7.090301	-29.10%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	15.705609	9.036256	-42.46%	0	2008
	13.097920	15.705609	19.91%	0	2007
	13.409923	13.097920	-2.33%	0	2006
	12.224041	13.409923	9.70%	0	2005
	11.098513	12.224041	10.14%	0	2004
	7.434874	11.098513	49.28%	0	2003
	10.000000	7.434874	-25.65%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	9.770878	6.030030	-38.29%	0	2008
	10.202686	9.770878	-4.23%	0	2007
	8.986278	10.202686	13.54%	0	2006
	8.800065	8.986278	2.12%	0	2005
	7.646162	8.800065	15.09%	0	2004
	5.939149	7.646162	28.74%	0	2003
	8.100362	5.939149	-26.68%	0	2002
	9.415211	8.100362	-13.97%	6,237	2001

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.568692	-44.31%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	12.476801	6.657845	-46.64%	0	2008
	11.160241	12.476801	11.80%	0	2007
	10.554295	11.160241	5.74%	0	2006
	10.251831	10.554295	2.95%	0	2005
	9.787472	10.251831	4.74%	2,310	2004
	7.630825	9.787472	28.26%	1,577	2003
	10.651785	7.630825	-28.36%	0	2002
	12.441012	10.651785	-14.38%	4,723	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.225396	13.019055	-41.42%	0	2008
	21.340637	22.225396	4.15%	0	2007
	18.511544	21.340637	15.28%	0	2006
	16.528020	18.511544	12.00%	0	2005
	14.156384	16.528020	16.75%	173	2004
	10.000000	14.156384	41.56%	241	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.672032	8.009483	-41.42%	0	2008
	13.130042	13.672032	4.13%	2,349	2007
	11.389082	13.130042	15.29%	2,349	2006
	10.171389	11.389082	11.97%	2,349	2005
	8.714241	10.171389	16.72%	0	2004
	6.220335	8.714241	40.09%	0	2003
	8.156044	6.220335	-23.73%	630	2002
	9.467611	8.156044	-13.85%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.528140	1.969888	-79.33%	0	2008
	10.000000	9.528140	-4.72%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.237209	2.138459	-79.11%	0	2008
	10.463286	10.237209	-2.16%	0	2007
	10.000000	10.463286	4.63%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.711597	6.455455	-39.73%	0	2008
	10.473670	10.711597	2.27%	0	2007
	9.295556	10.473670	12.67%	0	2006
	8.954387	9.295556	3.81%	0	2005
	8.351719	8.954387	7.22%	0	2004
	6.728539	8.351719	24.12%	3,144	2003
	8.459776	6.728539	-20.46%	0	2002
	9.614839	8.459766	-12.01%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.633917	5.866406	-39.11%	0	2008
	9.957149	9.633917	-3.25%	0	2007
	10.000000	9.957149	-0.43%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	11.069241	5.521991	-50.11%	0	2008
	10.629106	11.069241	4.14%	0	2007
	10.539493	10.629106	0.85%	0	2006
	9.578595	10.539493	10.03%	0	2005
	8.164347	9.578595	17.32%	0	2004
	6.636658	8.164347	23.02%	2,780	2003
	9.383576	6.636658	-29.27%	2,752	2002
	13.940374	9.383576	-32.69%	0	2001

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.565362	6.496370	-43.83%	0	2008
	10.497662	11.565362	10.17%	0	2007
	10.000000	10.497662	4.98%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.041852	6.892892	-37.57%	0	2008
	10.942684	11.041852	0.91%	0	2007
	10.000000	10.942684	9.43%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.511870	10.430801	-0.77%	0	2008
	10.199868	10.511870	3.06%	0	2007
	10.000000	10.199868	2.00%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.697155	9.408588	-12.05%	0	2008
	10.357423	10.697155	3.28%	0	2007
	10.000000	10.357423	3.57%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	23.671112	19.713247	-16.72%	0	2008
	22.687213	23.671112	4.34%	0	2007
	20.901775	22.687213	8.54%	0	2006
	19.009151	20.901775	9.96%	0	2005
	17.632719	19.009151	7.81%	0	2004
	14.078556	17.632719	25.25%	0	2003
	13.159594	14.078556	6.98%	0	2002
	12.203935	13.159594	7.83%	0	2001

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	9.799564	5.109459	-47.86%	0	2008
	8.156912	9.799564	20.14%	0	2007
	7.620410	8.156912	7.04%	0	2006
	6.616893	7.620410	15.17%	0	2005
	5.555526	6.616893	19.10%	0	2004
	4.000740	5.555526	38.86%	0	2003
	5.933316	4.000740	-32.57%	0	2002
	8.570899	5.933316	-30.77%	0	2001

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	26.721811	16.254028	-39.17%	0	2008
	32.900971	26.721811	-18.78%	0	2007
	24.330353	32.900971	35.23%	0	2006
	21.219625	24.330353	14.66%	0	2005
	15.882868	21.219625	33.60%	0	2004
	11.791634	15.882868	34.70%	1,522	2003
	12.133966	11.791634	-2.82%	1,541	2002
	11.279333	12.133966	7.58%	0	2001

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	29.865197	10.310654	-65.48%	0	2008
	22.166246	29.865197	34.73%	0	2007
	16.217253	22.166246	36.68%	0	2006
	12.554950	16.217253	29.17%	0	2005
	10.000000	12.554950	25.55%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	35.938253	12.397051	-65.50%	0	2008
	26.664251	35.938253	34.78%	0	2007
	19.514028	26.664251	36.64%	0	2006
	15.092033	19.514028	29.30%	0	2005
	12.238984	15.092033	23.31%	0	2004
	8.103520	12.238984	51.03%	2,888	2003
	8.520571	8.103520	-4.89%	2,769	2002
	8.860634	8.520571	-3.84%	0	2001

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	32.010679	16.899991	-47.21%	0	2008
	22.489894	32.010679	42.33%	0	2007
	18.435626	22.489894	21.99%	0	2006
	12.412836	18.435626	48.52%	0	2005
	10.000000	12.412836	24.13%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	40.401384	21.318828	-47.23%	0	2008
	28.379415	40.401384	42.36%	0	2007
	23.271834	28.379415	21.95%	0	2006
	15.663404	23.271834	48.57%	0	2005
	12.872243	15.663404	21.68%	0	2004
	9.076418	12.872243	41.82%	0	2003
	9.536718	9.076418	-4.83%	0	2002
	10.873293	9.536718	-12.29%	0	2001

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.416762	7.285102	-41.33%	1,374	2008
	11.889412	12.416762	4.44%	1,374	2007
	10.815954	11.889412	9.92%	1,374	2006
	10.234634	10.815954	5.68%	1,374	2005
	8.838363	10.234634	15.80%	7,227	2004
	6.585913	8.838363	34.20%	3,226	2003
	9.188124	6.585913	-28.32%	1,374	2002
	9.742487	9.188124	-5.69%	1,374	2001

saipart5.htm
Optional Benefits Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.101027	5.697558	-52.92%	0	2008
	12.195722	12.101027	-0.78%	0	2007
	11.029269	12.195722	10.58%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.551912	7.049970	-43.83%	0	2008
	11.476151	12.551912	9.37%	0	2007
	11.052117	11.476151	3.84%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.484173	7.496792	-48.24%	0	2008
	13.384715	14.484173	8.21%	0	2007
	11.759388	13.384715	13.82%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.342380	9.650424	-37.10%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.176197	10.767674	-3.66%	4,559	2008
	10.427272	11.176197	7.18%	4,609	2007
	10.483909	10.427272	-0.54%	5,324	2006
	10.543412	10.483909	-0.56%	5,324	2005
	10.178146	10.543412	3.59%	3,178	2004
	10.000000	10.178146	1.78%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.836164	6.939169	-35.96%	2,336	2008
	11.077381	10.836164	-2.18%	2,361	2007
	9.663109	11.077381	14.64%	1,886	2006
	9.432928	9.663109	2.44%	1,886	2005
	8.527274	9.432928	10.62%	1,176	2004
	6.733511	8.527274	26.64%	0	2003
	8.530598	6.733511	-21.07%	0	2002
	9.509075	8.530598	-10.29%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.460841	7.811084	-45.98%	0	2008
	12.513181	14.460841	15.56%	0	2007
	10.222516	12.513181	22.41%	0	2006
	9.219187	10.222516	10.88%	0	2005
	8.194016	9.219187	12.51%	0	2004
	6.722044	8.194016	21.90%	0	2003
	8.623131	6.722044	-22.05%	0	2002
	12.438224	8.623131	-30.67%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.211601	9.296914	-45.98%	0	2008
	14.893445	17.211601	15.56%	0	2007
	12.167052	14.893445	22.41%	0	2006
	10.987789	12.167052	10.73%	0	2005
	9.752667	10.987789	12.66%	0	2004
	8.000705	9.752667	21.90%	0	2003
	10.000000	8.000705	-19.99%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.517249	7.789199	-25.94%	0	2008
	10.997667	10.517249	-4.37%	0	2007
	10.000000	10.997667	9.98%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	11.781960	6.749593	-42.71%	2,801	2008
	9.945771	11.781960	18.46%	2,832	2007
	10.502626	9.945771	-5.30%	3,706	2006
	10.499867	10.502626	0.03%	3,706	2005
	9.690524	10.499867	8.35%	2,270	2004
	7.924980	9.690524	22.28%	0	2003
	10.000000	7.924980	-20.75%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.001291	10.753432	-28.32%	634	2008
	16.155002	15.001291	-7.14%	634	2007
	13.906434	16.155002	16.17%	634	2006
	13.523111	13.906434	2.83%	634	2005
	12.081443	13.523111	11.93%	634	2004
	9.569216	12.081443	26.25%	634	2003
	11.186491	9.569216	-14.46%	158	2002
	10.129056	11.186491	10.44%	0	2001

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	12.987562	6.532063	-49.71%	0	2008
	9.492199	12.987562	36.82%	0	2007
	10.000000	9.492199	-5.08%	0	2006*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	11.015558	5.742002	-47.87%	0	2008
	11.716783	11.015558	-5.98%	0	2007
	10.571528	11.716783	10.83%	0	2006
	9.296684	10.571528	13.71%	0	2005
	8.048222	9.296684	15.51%	0	2004
	5.567338	8.048222	44.56%	0	2003
	8.637201	5.567338	-35.54%	0	2002
	12.364730	8.637201	-30.15%	0	2001

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	14.111387	8.145759	-42.28%	0	2008
	12.363777	14.111387	14.13%	0	2007
	10.642928	12.363777	16.17%	0	2006
	9.256305	10.642928	14.98%	0	2005
	8.240021	9.256305	12.33%	0	2004
	6.323938	8.240021	30.30%	0	2003
	8.065109	6.323938	-21.59%	0	2002
	10.600709	8.065109	-23.92%	0	2001

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	12.168291	7.601641	-37.53%	0	2008
	12.212625	12.168291	-0.36%	0	2007
	10.451423	12.212625	16.85%	0	2006
	9.871075	10.451423	5.88%	0	2005
	9.055556	9.871075	9.01%	0	2004
	7.389998	9.055556	22.54%	0	2003
	9.815718	7.389998	-24.71%	0	2002
	9.933596	9.815718	-1.19%	0	2001

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.929190	9.420664	-32.37%	0	2008
	14.323491	13.929190	-2.75%	0	2007
	12.787130	14.323491	12.01%	0	2006
	12.179584	12.787130	4.99%	0	2005
	10.206952	12.179584	19.33%	0	2004
	7.566849	10.206952	34.89%	0	2003
	10.000000	7.566849	-24.33%	0	2002*

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	7.978229	5.121674	-35.80%	0	2008
	7.561602	7.978229	5.51%	0	2007
	7.072621	7.561602	6.91%	0	2006
	6.971818	7.072621	1.45%	0	2005
	6.704934	6.971818	3.98%	0	2004
	5.435261	6.704934	23.36%	0	2003
	7.813837	5.435261	-30.44%	0	2002
	10.310249	7.813837	-24.21%	0	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.155803	6.249437	-38.46%	0	2008
	9.856846	10.155803	3.03%	0	2007
	8.716741	9.856846	13.08%	0	2006
	8.504178	8.716741	2.50%	2,262	2005
	7.851143	8.504178	8.32%	3,695	2004
	6.247385	7.851143	25.67%	4,414	2003
	8.219747	6.247385	-24.00%	4,256	2002
	2.561974	8.219747	-14.04%	4,253	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.662306	7.353512	-31.03%	1,856	2008
	10.167097	10.662306	4.87%	1,877	2007
	8.915498	10.167097	14.04%	3,896	2006
	8.724234	8.915498	2.19%	3,896	2005
	8.483273	8.724234	2.84%	2,388	2004
	7.151207	8.483273	18.63%	0	2003
	8.770750	7.151207	-18.47%	0	2002
	9.879814	8.770750	-11.23%	0	2001

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.884582	9.593416	-2.95%	0	2008
	10.250027	9.884582	-3.57%	0	2007
	10.000000	10.250027	2.50%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.910334	11.718085	-9.23%	0	2008
	12.514992	12.910334	3.16%	0	2007
	12.272872	12.514992	1.97%	0	2006
	12.374856	12.272872	-0.82%	0	2005
	12.198720	12.374856	1.44%	0	2004
	11.907225	12.198720	2.45%	0	2003
	11.127027	11.907225	7.01%	0	2002
	10.523559	11.127027	5.73%	0	2001

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	15.942134	8.955996	-43.82%	771	2008
	13.859370	15.942134	15.03%	771	2007
	12.685607	13.859370	9.25%	771	2006
	11.088647	12.685607	14.40%	771	2005
	9.820090	11.088647	12.92%	1,063	2004
	7.814811	9.820090	25.66%	1,063	2003
	8.813204	7.814811	-11.33%	190	2002
	10.273408	8.813204	-14.21%	0	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.296094	5.934691	-55.37%	0	2008
	9.326138	13.296094	42.57%	0	2007
	10.000000	9.326138	-6.74%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.487770	7.004275	-43.91%	0	2008
	12.578810	12.487770	-0.72%	0	2007
	10.699388	12.578810	17.57%	0	2006
	10.333244	10.699388	3.54%	0	2005
	9.476212	10.333244	9.04%	314	2004
	7.433007	9.476212	27.49%	314	2003
	9.147526	7.433007	-18.74%	0	2002
	9.846006	9.147526	-7.09%	0	2001

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.120134	8.156466	-26.65%	0	2008
	10.455955	11.120134	6.35%	0	2007
	10.000000	10.455955	4.56%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.297277	7.441866	-34.13%	0	2008
	10.475826	11.297277	7.84%	0	2007
	10.000000	10.475826	4.76%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.425874	6.926459	-39.38%	0	2008
	10.495859	11.425874	8.86%	0	2007
	10.000000	10.495859	4.96%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	8.998395	3.958633	-56.01%	0	2008
	7.470926	8.998395	20.45%	0	2007
	7.246617	7.470926	3.10%	0	2006
	6.799066	7.246617	6.58%	0	2005
	6.486939	6.799066	4.81%	0	2004
	5.110185	6.486939	26.94%	0	2003
	6.685100	5.110185	-23.56%	0	2002
	7.981954	6.685100	-16.25%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.390708	5.367319	-48.35%	0	2008
	8.366586	10.390708	24.19%	0	2007
	8.006583	8.366586	4.50%	0	2006
	7.738767	8.006583	3.46%	0	2005
	7.654950	7.738767	1.09%	0	2004
	5.888587	7.654950	30.00%	11,893	2003
	8.617548	5.888587	-31.67%	8,661	2002
	10.700597	8.617548	-19.47%	1,267	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.352908	6.861448	-26.64%	0	2008
	9.307362	9.352908	0.49%	0	2007
	8.550640	9.307362	8.85%	0	2006
	8.518596	8.550640	0.38%	317	2005
	7.948720	8.518596	7.17%	1,242	2004
	6.394476	7.948720	24.31%	897	2003
	6.303565	6.394476	1.44%	0	2002
	7.309120	6.303565	-13.76%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.746231	7.158124	-26.55%	0	2008
	10.000000	9.746231	-2.54%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.710950	10.135231	-5.38%	5,391	2008
	10.499745	10.710950	2.01%	5,451	2007
	10.282213	10.499745	2.12%	3,844	2006
	10.288147	10.282213	-0.06%	6,118	2005
	10.073745	10.288147	2.13%	4,776	2004
	10.000000	10.073745	0.74%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.082712	6.563035	-40.78%	0	2008
	9.803474	11.082712	13.05%	0	2007
	10.000000	9.803474	-1.97%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.893482	8.184488	-45.05%	0	2008
	12.981048	14.893482	14.73%	0	2007
	11.241226	12.981048	15.48%	0	2006
	9.650675	11.241226	16.48%	0	2005
	8.686067	9.650675	11.11%	0	2004
	6.195433	8.686067	40.20%	0	2003
	7.944744	6.195433	-22.02%	0	2002
	10.309461	7.944744	-22.94%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	18.483807	10.155150	-45.06%	1,447	2008
	16.107796	18.483807	14.75%	1,463	2007
	13.948578	16.107796	15.48%	2,876	2006
	11.979699	13.948578	16.44%	2,876	2005
	10.781464	11.979699	11.11%	1,818	2004
	7.687444	10.781464	40.25%	0	2003
	10.000000	7.687444	-23.13%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	15.070195	7.202924	-52.20%	0	2008
	14.578869	15.070195	3.37%	0	2007
	12.815008	14.578869	13.76%	0	2006
	12.763043	12.815008	0.41%	0	2005
	11.437016	12.763043	11.59%	0	2004
	7.403455	11.437016	54.48%	0	2003
	10.000000	7.403455	-25.97%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.232890	7.735514	-31.14%	0	2008
	11.059653	11.232890	1.57%	0	2007
	10.000000	11.059653	10.60%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.653812	6.330352	-34.43%	0	2008
	10.102516	9.653812	-4.44%	0	2007
	10.000000	10.102516	1.03%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.562404	-34.38%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.369543	6.194345	-53.67%	0	2008
	10.612336	13.369543	25.98%	0	2007
	10.000000	10.612336	6.12%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.204408	7.121715	-41.65%	0	2008
	10.799482	12.204408	13.01%	0	2007
	10.000000	10.799482	7.99%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	11.296695	11.745902	3.98%	0	2008
	10.393609	11.296695	8.69%	0	2007
	10.000000	10.393609	3.94%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.891722	9.083373	-34.61%	0	2008
	13.851485	13.891722	0.29%	0	2007
	12.108612	13.851485	14.39%	0	2006
	11.324306	12.108612	6.93%	0	2005
	10.000000	11.324306	13.24%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	10.888188	5.936001	-45.48%	0	2008
	8.140610	10.888188	33.75%	0	2007
	7.620090	8.140610	6.83%	0	2006
	6.914774	7.620090	10.20%	0	2005
	5.987242	6.914774	15.49%	0	2004
	5.086420	5.987242	17.71%	0	2003
	6.180038	5.086420	-17.70%	0	2002
	8.767230	6.180038	-23.48%	0	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	13.771358	7.563655	-45.08%	0	2008
	11.554669	13.771358	19.18%	0	2007
	10.933752	11.554669	5.68%	0	2006
	10.031316	10.933752	9.00%	0	2005
	10.161603	10.031316	-1.28%	0	2004
	7.054323	10.161603	44.05%	0	2003
	10.000000	7.054323	-29.46%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.440934	2.435792	-45.15%	0	2008
	3.727828	4.440934	19.13%	0	2007
	3.531163	3.727828	5.57%	0	2006
	3.233225	3.531163	9.21%	0	2005
	3.283989	3.233225	-1.55%	0	2004
	2.290027	3.283989	43.40%	0	2003
	3.960302	2.290027	-42.18%	0	2002
	6.454677	3.960302	-38.64%	0	2001

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	17.065747	10.651914	-37.58%	0	2008
	16.426466	17.065747	3.89%	0	2007
	15.146668	16.426466	8.45%	0	2006
	13.948481	15.146668	8.59%	0	2005
	12.129267	13.948481	15.00%	0	2004
	10.000000	12.129267	21.29%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	27.428578	12.832025	-53.22%	0	2008
	21.878017	27.428578	25.37%	0	2007
	15.232678	21.878017	43.63%	0	2006
	11.784987	15.232678	29.25%	0	2005
	10.140370	11.784987	16.22%	0	2004
	7.698186	10.140370	31.72%	0	2003
	10.000000	7.698186	-23.02%	0	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	15.719127	7.351018	-53.24%	0	2008
	12.543482	15.719127	25.32%	0	2007
	8.737444	12.543482	43.56%	0	2006
	6.763818	8.737444	29.18%	0	2005
	5.821088	6.763818	16.20%	0	2004
	4.419582	5.821088	31.71%	0	2003
	6.080842	4.419582	-27.32%	0	2002
	8.113132	6.080842	-25.05%	0	2001

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.724838	9.695212	-34.16%	0	2008
	13.980746	14.724838	5.32%	0	2007
	11.849834	13.980746	17.98%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	12.377230	7.603768	-38.57%	0	2008
	11.774299	12.377230	5.12%	0	2007
	10.607220	11.774299	11.00%	0	2006
	9.995324	10.607220	6.12%	0	2005
	8.815516	9.995324	13.38%	0	2004
	6.833887	8.815516	29.00%	0	2003
	9.490909	6.833887	-28.00%	0	2002
	9.844228	9.490909	-3.59%	0	2001

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.409211	5.458112	-47.56%	0	2008
	10.302691	10.409211	1.03%	0	2007
	10.000000	10.302691	3.03%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	15.069420	8.354233	-44.56%	2,115	2008
	12.563916	15.069420	19.94%	2,252	2007
	11.188620	12.563916	12.29%	2,394	2006
	10.047217	11.188620	11.36%	2,394	2005
	8.823727	10.047217	13.87%	2,394	2004
	7.037336	8.823727	25.38%	2,255	2003
	10.173455	7.037336	-30.83%	1,335	2002
	13.792758	10.173455	-26.24%	0	2001

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	13.823848	6.442435	-53.40%	0	2008
	12.916243	13.823848	7.03%	0	2007
	11.753749	12.916243	9.89%	0	2006
	10.169791	11.753749	15.58%	0	2005
	8.731115	10.169791	16.48%	0	2004
	6.601750	8.731115	32.25%	0	2003
	8.889847	6.601750	-25.74%	0	2002
	9.346057	8.889847	-4.88%	0	2001

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.214028	5.404704	-47.09%	0	2008
	10.125219	10.214028	0.88%	0	2007
	10.000000	10.125219	1.25%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.209798	8.653074	-15.25%	3,590	2008
	9.954980	10.209798	2.56%	3,629	2007
	9.757891	9.954980	2.02%	0	2006
	9.824818	9.757891	-0.68%	0	2005
	9.957976	9.824818	-1.34%	0	2004
	10.000000	9.957976	-0.42%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.396903	7.938066	-40.75%	0	2008
	13.615795	13.396903	-1.61%	0	2007
	13.213153	13.615795	3.05%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.771010	8.163823	-40.72%	0	2008
	13.072738	13.771010	5.34%	0	2007
	11.743204	13.072738	11.32%	0	2006
	11.224655	11.743204	4.62%	0	2005
	10.000000	11.224655	12.25%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.815492	7.435416	-31.25%	0	2008
	10.409468	10.815492	3.90%	0	2007
	10.000000	10.409468	4.09%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.475613	9.243153	-11.77%	0	2008
	10.391646	10.475613	0.81%	0	2007
	10.000000	10.391646	3.92%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.968200	7.189544	-39.93%	0	2008
	10.690610	11.968200	11.95%	0	2007
	10.000000	10.690610	6.91%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.194081	6.113361	-45.39%	0	2008
	10.219554	11.194081	9.54%	0	2007
	10.000000	10.219554	2.20%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.752934	5.913455	-39.37%	0	2008
	10.000000	9.752934	-2.47%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.633128	8.905997	-29.50%	0	2008
	12.513336	12.633128	0.96%	0	2007
	11.555665	12.513336	8.29%	0	2006
	11.528431	11.555665	0.24%	0	2005
	10.695756	11.528431	7.79%	0	2004
	8.935042	10.695756	19.71%	0	2003
	8.841526	8.935042	1.06%	1,288	2002
	8.666861	8.841526	2.02%	0	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.365871	8.000530	-29.61%	0	2008
	11.254436	11.365871	0.99%	0	2007
	10.393547	11.254436	8.28%	0	2006
	10.000000	10.393547	3.94%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	31.631293	13.078884	-58.65%	0	2008
	22.196097	31.631293	42.51%	0	2007
	16.582052	22.196097	33.86%	0	2006
	12.768976	16.582052	29.86%	0	2005
	10.802038	12.768976	18.21%	0	2004
	6.676154	10.802038	61.80%	0	2003
	8.044715	6.676154	-17.01%	0	2002
	8.667787	8.044715	-7.19%	0	2001

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	35.341831	14.589664	-58.72%	445	2008
	24.805062	35.341831	42.48%	449	2007
	18.541093	24.805062	33.78%	0	2006
	14.275630	18.541093	29.88%	0	2005
	12.075292	14.275630	18.22%	0	2004
	7.465081	12.075292	61.76%	0	2003
	10.000000	7.465081	-25.35%	0	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	20.145829	13.233491	-34.31%	0	2008
	17.094299	20.145829	17.85%	0	2007
	12.689455	17.094299	34.71%	0	2006
	12.172290	12.689455	4.25%	0	2005
	9.567871	12.172290	27.22%	0	2004
	7.870588	9.567871	21.56%	0	2003
	10.000000	7.870588	-21.29%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	23.659857	12.498283	-47.18%	0	2008
	19.009209	23.659857	24.47%	0	2007
	14.603641	19.009209	30.17%	0	2006
	11.458329	14.603641	27.45%	0	2005
	10.235035	11.458329	11.95%	0	2004
	7.724922	10.235035	32.49%	0	2003
	10.000000	7.724922	-22.75%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	14.167419	7.719382	-45.51%	0	2008
	12.070868	14.167419	17.37%	0	2007
	9.794136	12.070868	23.25%	0	2006
	8.382543	9.794136	16.84%	0	2005
	7.402625	8.382543	13.24%	0	2004
	5.557308	7.402625	33.21%	0	2003
	7.608458	5.557308	-26.96%	0	2002
	9.573624	7.608458	-20.53%	0	2001

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	25.818917	14.071648	-45.50%	0	2008
	21.990389	25.818917	17.41%	0	2007
	17.852608	21.990389	23.18%	0	2006
	15.279541	17.852608	16.84%	0	2005
	13.493364	15.279541	13.24%	0	2004
	10.000000	13.493364	34.93%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.109202	-48.91%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.091263	-39.09%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.322636	-36.77%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.876573	-21.23%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.158286	-28.42%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.020692	-9.79%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.514175	-24.86%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.797165	-32.03%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.254524	-17.45%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.805483	-1.95%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.789551	-2.10%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	17.827822	9.386943	-47.35%	0	2008
	18.419008	17.827822	-3.21%	0	2007
	15.633594	18.419008	17.82%	0	2006
	14.363399	15.633594	8.84%	0	2005
	12.112351	14.363399	18.58%	0	2004
	8.745879	12.112351	38.49%	0	2003
	10.000000	8.745879	-12.54%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.219192	13.940684	5.46%	9	2008
	12.602135	13.219192	4.90%	9	2007
	12.455530	12.602135	1.18%	9	2006
	12.319888	12.455530	1.10%	1,485	2005
	12.186606	12.319888	1.09%	2,396	2004
	12.203933	12.186606	-0.14%	2,409	2003
	11.231951	12.203933	8.65%	3,528	2002
	10.698020	11.231951	4.99%	3,376	2001

NVIT NVIT Growth Fund: Class I - Q/NQ	5.965717	3.579656	-40.00%	0	2008
	5.097975	5.965717	17.02%	0	2007
	4.904526	5.097975	3.94%	0	2006
	4.703664	4.904526	4.27%	0	2005
	4.442208	4.703664	5.89%	0	2004
	3.418252	4.442208	29.96%	0	2003
	4.898667	3.418252	-30.22%	0	2002
	6.963868	4.898667	-29.66%	0	2001

NVIT NVIT Health Sciences Fund: Class III- Q/NQ	14.005951	10.251705	-26.80%	0	2008
	12.636488	14.005951	10.84%	0	2007
	12.567248	12.636488	0.55%	0	2006
	11.838776	12.567248	6.15%	0	2005
	11.213169	11.838776	5.58%	0	2004
	8.374116	11.213169	33.90%	0	2003
	10.000000	8.374116	-16.26%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.574863	6.448593	-44.29%	0	2008
	10.809622	11.574863	7.08%	0	2007
	10.000000	10.809622	8.10%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.763434	9.127916	-38.17%	0	2008
	14.233770	14.763434	3.72%	0	2007
	12.439821	14.233770	14.42%	0	2006
	11.772148	12.439821	5.67%	0	2005
	10.545460	11.772148	11.63%	0	2004
	8.168360	10.545460	29.10%	0	2003
	10.000000	8.168360	-18.32%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.565930	10.641051	-8.00%	0	2008
	11.212035	11.565930	3.16%	0	2007
	10.786946	11.212035	3.94%	0	2006
	10.665010	10.786946	1.14%	0	2005
	10.409473	10.665010	2.45%	0	2004
	9.853651	10.409473	5.64%	0	2003
	10.000000	9.853651	-1.46%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.135149	9.876294	-24.81%	0	2008
	12.699711	13.135149	3.43%	0	2007
	11.648839	12.699711	9.02%	0	2006
	11.294395	11.648839	3.14%	0	2005
	10.532259	11.294395	7.24%	0	2004
	8.961185	10.532259	17.53%	0	2003
	10.000000	8.961185	-10.39%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.156450	9.508317	-32.83%	0	2008
	13.623857	14.156450	3.91%	0	2007
	12.148749	13.623857	12.14%	0	2006
	11.588986	12.148749	4.83%	0	2005
	10.560445	11.588986	9.74%	0	2004
	8.517407	10.560445	23.99%	0	2003
	10.000000	8.517407	-14.83%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.422545	10.331947	-16.83%	0	2008
	11.988026	12.422545	3.62%	0	2007
	11.293234	11.988026	6.15%	0	2006
	11.039557	11.293234	2.30%	0	2005
	10.522984	11.039557	4.91%	0	2004
	9.453586	10.522984	11.31%	0	2003
	10.000000	9.453586	-5.46%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	19.156302	11.915159	-37.80%	2,726	2008
	18.194066	19.156302	5.29%	2,833	2007
	16.910913	18.194066	7.59%	4,393	2006
	15.408276	16.910913	9.75%	4,393	2005
	13.599282	15.408276	13.30%	3,650	2004
	10.315991	13.599282	31.83%	9,227	2003
	12.441562	10.315991	-17.08%	6,287	2002
	12.878299	12.441562	-3.39%	0	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.897300	10.887553	-0.09%	942	2008
	10.623206	10.897300	2.58%	952	2007
	10.380196	10.623206	2.34%	1,897	2006
	10.326717	10.380196	0.52%	3,685	2005
	10.463331	10.326717	-1.31%	1,138	2004
	10.621324	10.463331	-1.49%	2,869	2003
	10.719296	10.621324	-0.91%	6,271	2002
	10.569641	10.719296	1.42%	3,283	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.159351	10.655312	-19.03%	0	2008
	12.848901	13.159351	2.42%	0	2007
	12.518094	12.848901	2.64%	0	2006
	12.513070	12.518094	0.04%	0	2005
	11.997543	12.513070	4.30%	0	2004
	10.930457	11.997543	9.76%	0	2003
	10.414287	10.930457	4.96%	0	2002
	10.211179	10.414287	1.99%	0	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.053818	-39.46%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.452418	11.270475	-47.46%	1,446	2008
	21.291051	21.452418	0.76%	1,462	2007
	17.716509	21.291051	20.18%	1,108	2006
	16.148871	17.716509	9.71%	1,108	2005
	13.716090	16.148871	17.74%	713	2004
	10.000000	13.716090	37.16%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.274804	-37.25%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.259102	-37.41%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.181744	-38.18%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.662616	-33.37%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.857723	8.317740	-47.55%	0	2008
	14.760544	15.857723	7.43%	0	2007
	14.607915	14.760544	1.04%	0	2006
	13.803450	14.607915	5.83%	0	2005
	12.431672	13.803450	11.03%	0	2004
	9.457357	12.431672	31.45%	0	2003
	14.481164	9.457357	-34.69%	0	2002
	16.592571	14.481164	-12.73%	0	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	21.181424	14.068725	-33.58%	0	2008
	23.240748	21.181424	-8.86%	0	2007
	20.237978	23.240748	14.84%	0	2006
	20.054519	20.237978	0.91%	0	2005
	17.463621	20.054519	14.84%	0	2004
	11.372033	17.463621	53.57%	0	2003
	15.948542	11.372033	-28.70%	0	2002
	12.701183	15.948542	25.57%	0	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	21.535769	13.031335	-39.49%	345	2008
	21.541052	21.535769	-0.02%	349	2007
	19.637782	21.541052	9.69%	1,002	2006
	17.858063	19.637782	9.97%	1,002	2005
	15.325664	17.858063	16.52%	647	2004
	11.101037	15.325664	38.06%	0	2003
	13.716369	11.101037	-19.07%	0	2002
	15.019588	13.716369	-8.68%	0	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.931147	6.254228	-42.79%	2,384	2008
	10.322396	10.931147	5.90%	2,538	2007
	9.278688	10.322396	11.25%	2,698	2006
	8.820712	9.278688	5.19%	2,698	2005
	8.209369	8.820712	7.45%	2,698	2004
	6.576030	8.209369	24.84%	2,551	2003
	8.127729	6.576030	-19.09%	1,573	2002
	9.416202	8.127729	-13.68%	676	2001

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	17.362763	8.508796	-50.99%	0	2008
	15.899590	17.362763	9.20%	0	2007
	13.984819	15.899590	13.69%	0	2006
	12.949996	13.984819	7.99%	0	2005
	11.137079	12.949996	16.28%	0	2004
	9.057504	11.137079	22.96%	0	2003
	10.000000	9.057504	-9.42%	0	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.803617	-1.96%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.636340	1.830736	-49.65%	0	2008
	3.093207	3.636340	17.56%	0	2007
	2.841968	3.093207	8.84%	0	2006
	2.917839	2.841968	-2.60%	0	2005
	2.857189	2.917839	2.12%	0	2004
	1.880002	2.857189	51.98%	0	2003
	3.356343	1.880002	-43.99%	0	2002
	5.986754	3.356343	-43.94%	0	2001

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	13.701551	6.896022	-49.67%	0	2008
	11.646156	13.701551	17.65%	0	2007
	10.708529	11.646156	8.76%	0	2006
	10.993963	10.708529	-2.60%	0	2005
	10.769016	10.993963	2.09%	0	2004
	7.087874	10.769016	51.94%	0	2003
	10.000000	7.087874	-29.12%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	15.658131	9.004323	-42.49%	0	2008
	13.065023	15.658131	19.85%	0	2007
	13.383057	13.065023	-2.38%	0	2006
	12.205758	13.383057	9.65%	0	2005
	11.087571	12.205758	10.09%	0	2004
	7.431326	11.087571	49.20%	0	2003
	10.000000	7.431326	-25.69%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	9.727744	6.000337	-38.32%	3,873	2008
	10.162857	9.727744	-4.28%	3,916	2007
	8.955757	10.162857	13.48%	2,078	2006
	8.774641	8.955757	2.06%	2,078	2005
	7.627962	8.774641	15.03%	1,304	2004
	5.928033	7.627962	28.68%	0	2003
	8.089339	5.928033	-26.72%	0	2002
	9.407245	8.089339	-14.01%	0	2001

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.566771	-44.33%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	12.421728	6.625054	-46.67%	0	2008
	11.116689	12.421728	11.74%	0	2007
	10.518457	11.116689	5.69%	0	2006
	10.222216	10.518457	2.90%	0	2005
	9.764179	10.222216	4.69%	296	2004
	7.616546	9.764179	28.20%	296	2003
	10.637302	7.616546	-28.40%	0	2002
	12.430490	10.637302	-14.43%	520	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.172529	12.981440	-41.45%	75	2008
	21.300790	22.172529	4.09%	80	2007
	18.486390	21.300790	15.22%	85	2006
	16.513972	18.486390	11.94%	85	2005
	14.151574	16.513972	16.69%	85	2004
	10.000000	14.151574	41.52%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.618564	7.974083	-41.45%	2,369	2008
	13.085416	13.618564	4.07%	2,522	2007
	11.356156	13.085416	15.23%	2,681	2006
	10.147146	11.356156	11.91%	2,681	2005
	8.697915	10.147146	16.66%	2,681	2004
	6.211849	8.697915	40.02%	2,681	2003
	8.149095	6.211849	-23.77%	1,609	2002
	9.464418	8.149095	-13.90%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.524889	1.968205	-79.34%	0	2008
	10.000000	9.524889	-4.75%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.228503	2.135548	-79.12%	0	2008
	10.459744	10.228503	-2.21%	0	2007
	10.000000	10.459744	4.60%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.664296	6.423663	-39.76%	0	2008
	10.432775	10.664296	2.22%	0	2007
	9.263984	10.432775	12.62%	0	2006
	8.928513	9.263984	3.76%	0	2005
	8.331849	8.928513	7.16%	340	2004
	6.715954	8.331849	24.06%	340	2003
	8.448257	6.715954	-20.50%	0	2002
	9.606697	8.448257	-12.06%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.625704	5.858400	-39.14%	0	2008
	9.953774	9.625704	-3.30%	0	2007
	10.000000	9.953774	-0.46%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	11.020395	5.494813	-50.14%	890	2008
	10.587644	11.020395	4.09%	890	2007
	10.503716	10.587644	0.80%	890	2006
	9.550936	10.503716	9.98%	890	2005
	8.144921	9.550936	17.26%	890	2004
	6.624244	8.144921	22.96%	890	2003
	9.370812	6.624244	-29.31%	220	2002
	13.928584	9.370812	-32.72%	0	2001

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.555515	6.487522	-43.86%	0	2008
	10.494101	11.555515	10.11%	0	2007
	10.000000	10.494101	4.94%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.032458	6.883511	-37.61%	0	2008
	10.938982	11.032458	0.85%	0	2007
	10.000000	10.938982	9.39%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.502875	10.416556	-0.82%	0	2008
	10.196373	10.502875	3.01%	0	2007
	10.000000	10.196373	1.96%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.688043	9.395771	-12.09%	0	2008
	10.353910	10.688043	3.23%	0	2007
	10.000000	10.353910	3.54%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	23.566661	19.616237	-16.76%	420	2008
	22.598697	23.566661	4.28%	420	2007
	20.830834	22.598697	8.49%	420	2006
	18.954277	20.830834	9.90%	420	2005
	17.590800	18.954277	7.75%	420	2004
	14.052254	17.590800	25.18%	420	2003
	13.141724	14.052254	6.93%	113	2002
	12.193613	13.141724	7.78%	0	2001

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	9.761267	5.086885	-47.89%	0	2008
	8.129204	9.761267	20.08%	0	2007
	7.598402	8.129204	6.99%	0	2006
	6.601135	7.598402	15.11%	0	2005
	5.545115	6.601135	19.04%	0	2004
	3.995275	5.545115	38.79%	0	2003
	5.928247	3.995275	-32.61%	0	2002
	8.567997	5.928247	-30.81%	0	2001

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	26.603928	16.174011	-39.20%	391	2008
	32.772661	26.603928	-18.82%	396	2007
	24.247792	32.772661	35.16%	0	2006
	21.158374	24.247792	14.60%	0	2005
	15.845095	21.158374	33.53%	0	2004
	11.769601	15.845095	34.63%	0	2003
	12.117487	11.769601	-2.87%	0	2002
	11.269804	12.117487	7.52%	0	2001

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	29.809469	10.286134	-65.49%	0	2008
	22.136230	29.809469	34.66%	0	2007
	16.203540	22.136230	36.61%	0	2006
	12.550716	16.203540	29.10%	0	2005
	10.000000	12.550716	25.51%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	35.779705	12.336027	-65.52%	0	2008
	26.560240	35.779705	34.71%	0	2007
	19.447799	26.560240	36.57%	0	2006
	15.048471	19.447799	29.23%	0	2005
	12.209884	15.048471	23.25%	0	2004
	8.088367	12.209884	50.96%	0	2003
	8.508987	8.088367	-4.94%	0	2002
	8.853136	8.508987	3.89%	0	2001

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	31.950946	16.859817	-47.23%	0	2008
	22.459454	31.950946	42.26%	0	2007
	18.420048	22.459454	21.93%	0	2006
	12.408650	18.420048	48.45%	0	2005
	10.000000	12.408650	24.09%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	40.223141	21.213903	-47.26%	0	2008
	28.268718	40.223141	42.29%	0	2007
	23.192864	28.268718	21.89%	0	2006
	15.618187	23.192864	48.50%	0	2005
	12.841633	15.618187	21.62%	0	2004
	9.059454	12.841633	41.75%	0	2003
	9.523759	9.059454	-4.88%	0	2002
	10.864101	9.523759	-12.34%	0	2001

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.368261	7.252925	-41.36%	0	2008
	11.849050	12.368261	4.38%	0	2007
	10.784729	11.849050	9.87%	0	2006
	10.210285	10.784729	5.63%	0	2005
	8.821844	10.210285	15.74%	0	2004
	6.576951	8.821844	34.13%	0	2003
	9.180307	6.576951	-28.36%	0	2002
	9.739199	9.180307	-5.74%	0	2001

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	12.031131	5.658837	-52.97%	0	2008
	12.137748	12.031131	-0.88%	0	2007
	10.988024	12.137748	10.46%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.479402	7.002069	-43.89%	0	2008
	11.421586	12.479402	9.26%	0	2007
	11.010792	11.421586	3.73%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.430073	7.461133	-48.29%	0	2008
	13.348441	14.430073	8.10%	0	2007
	11.739472	13.348441	13.71%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.253782	9.584868	-37.16%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.122971	10.705445	-3.75%	0	2008
	10.388282	11.122971	7.07%	0	2007
	10.455359	10.388282	-0.64%	0	2006
	10.525419	10.455359	-0.67%	0	2005
	10.171166	10.525419	3.48%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.740675	6.870977	-36.03%	0	2008
	10.991050	10.740675	-2.28%	0	2007
	9.597554	10.991050	14.52%	0	2006
	9.378483	9.597554	2.34%	0	2005
	8.486720	9.378483	10.51%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.333358	7.734301	-46.04%	0	2008
	12.415610	14.333358	15.45%	0	2007
	10.153144	12.415610	22.28%	0	2006
	9.165959	10.153144	10.77%	0	2005
	8.155031	9.165959	12.40%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.112212	9.233764	-46.04%	0	2008
	14.822666	17.112212	15.45%	0	2007
	12.121568	14.822666	22.28%	0	2006
	10.957867	12.121568	10.62%	0	2005
	9.736044	10.957867	12.55%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.499337	7.767982	-26.01%	0	2008
	10.990225	10.499337	-4.47%	0	2007
	10.000000	10.990225	9.90%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	11.713911	6.703747	-42.77%	0	2008
	9.898488	11.713911	18.34%	0	2007
	10.463365	9.898488	-5.40%	0	2006
	10.471276	10.463365	-0.08%	0	2005
	9.674012	10.471276	8.24%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	14.869056	10.647731	-28.39%	0	2008
	16.029066	14.869056	-7.24%	0	2007
	13.812090	16.029066	16.05%	0	2006
	13.445055	13.812090	2.73%	0	2005
	12.023986	13.445055	11.82%	1,566	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	12.965440	6.514253	-49.76%	0	2008
	9.485757	12.965440	36.68%	0	2007
	10.000000	9.485757	-5.14%	0	2006*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	10.918410	5.685525	-47.93%	0	2008
	11.625400	10.918410	-6.08%	0	2007
	10.499772	11.625400	10.72%	0	2006
	9.242997	10.499772	13.60%	0	2005
	8.009928	9.242997	15.39%	0	2004

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	13.987031	8.065713	-42.33%	0	2008
	12.267411	13.987031	14.02%	0	2007
	10.570734	12.267411	16.05%	0	2006
	9.202885	10.570734	14.86%	0	2005
	8.200839	9.202885	12.22%	0	2004

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	12.061054	7.526931	-37.59%	0	2008
	12.117431	12.061054	-0.47%	0	2007
	10.380526	12.117431	16.73%	0	2006
	9.814109	10.380526	5.77%	0	2005
	9.012504	9.814109	8.89%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.848764	9.356682	-32.44%	0	2008
	14.255437	13.848764	-2.85%	0	2007
	12.739348	14.255437	11.90%	0	2006
	12.146432	12.739348	4.88%	0	2005
	10.189578	12.146432	19.20%	0	2004

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	7.907868	5.071304	-35.87%	0	2008
	7.502604	7.907868	5.40%	0	2007
	7.024598	7.502604	6.80%	0	2006
	6.931538	7.024598	1.34%	0	2005
	6.673008	6.931538	3.87%	0	2004

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.066260	6.187991	-38.53%	0	2008
	9.779977	10.066260	2.93%	0	2007
	8.657565	9.779977	12.96%	0	2006
	8.455066	8.657565	2.40%	0	2005
	7.813792	8.455066	8.21%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.568283	7.281204	-31.10%	0	2008
	10.087808	10.568283	4.76%	0	2007
	8.854989	10.087808	13.92%	0	2006
	8.673868	8.854989	2.09%	0	2005
	8.442921	8.673868	2.74%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.867732	9.567269	-3.04%	0	2008
	10.243079	9.867732	-3.66%	0	2007
	10.000000	10.243079	2.43%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	12.796547	11.602934	-9.33%	0	2008
	12.417436	12.796547	3.05%	0	2007
	12.189609	12.417436	1.87%	0	2006
	12.303438	12.189609	-0.93%	0	2005
	12.140716	12.303438	1.34%	0	2004

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	15.801609	8.867969	-43.88%	0	2008
	13.751323	15.801609	14.91%	0	2007
	12.599545	13.751323	9.14%	0	2006
	11.024639	12.599545	14.29%	0	2005
	9.773384	11.024639	12.80%	0	2004

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.273426	5.918496	-55.41%	0	2008
	9.319807	13.273426	42.42%	0	2007
	10.000000	9.319807	-6.80%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.377697	6.935423	-43.97%	0	2008
	12.480760	12.377697	-0.83%	0	2007
	10.626821	12.480760	17.45%	0	2006
	10.273613	10.626821	3.44%	0	2005
	9.431146	10.273613	8.93%	0	2004

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.101187	8.134234	-26.73%	0	2008
	10.448873	11.101187	6.24%	0	2007
	10.000000	10.448873	4.49%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.278025	7.421577	-34.19%	0	2008
	10.468731	11.278025	7.73%	0	2007
	10.000000	10.468731	4.69%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.406412	6.907583	-39.44%	0	2008
	10.488750	11.406412	8.75%	0	2007
	10.000000	10.488750	4.89%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	8.919058	3.919710	-56.05%	0	2008
	7.412676	8.919058	20.32%	0	2007
	7.197447	7.412676	2.99%	0	2006
	6.759816	7.197447	6.47%	0	2005
	6.456082	6.759816	4.70%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.299075	5.314525	-48.40%	0	2008
	8.301332	10.299075	24.07%	0	2007
	7.952242	8.301332	4.39%	0	2006
	7.694090	7.952242	3.36%	0	2005
	7.618533	7.694090	0.99%	0	2004

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.270443	6.793998	-26.71%	0	2008
	9.234781	9.270443	0.39%	0	2007
	8.492610	9.234781	8.74%	0	2006
	8.469429	8.492610	0.27%	0	2005
	7.910922	8.469429	7.06%	0	2004

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.739577	7.145920	-26.63%	0	2008
	10.000000	9.739577	-2.60%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.659989	10.076699	-5.47%	0	2008
	10.460531	10.659989	1.91%	0	2007
	10.254255	10.460531	2.01%	0	2006
	10.270637	10.254255	-0.16%	0	2005
	10.066869	10.270637	2.02%	0	2004

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.063830	6.545147	-40.84%	0	2008
	9.796829	11.063830	12.93%	0	2007
	10.000000	9.796829	-2.03%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.762178	8.104022	-45.10%	0	2008
	12.879820	14.762178	14.61%	0	2007
	11.164941	12.879820	15.36%	0	2006
	9.594958	11.164941	16.36%	0	2005
	8.644743	9.594958	10.99%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	18.377070	10.086167	-45.12%	0	2008
	16.031254	18.377070	14.63%	0	2007
	13.896449	16.031254	15.36%	0	2006
	11.947091	13.896449	16.32%	0	2005
	10.763107	11.947091	11.00%	0	2004

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.983218	7.154014	-52.25%	0	2008
	14.509632	14.983218	3.26%	0	2007
	12.767144	14.509632	13.65%	0	2006
	12.728329	12.767144	0.30%	0	2005
	11.417557	12.728329	11.48%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.213757	7.714445	-31.21%	0	2008
	11.052167	11.213757	1.46%	0	2007
	10.000000	11.052167	10.52%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.637355	6.313079	-34.49%	0	2008
	10.095671	9.637355	-4.54%	0	2007
	10.000000	10.095671	0.96%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.557922	-34.42%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.346764	6.177452	-53.72%	0	2008
	10.605141	13.346764	25.85%	0	2007
	10.000000	10.605141	6.05%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.183609	7.102305	-41.71%	0	2008
	10.792161	12.183609	12.89%	0	2007
	10.000000	10.792161	7.92%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	11.277465	11.713936	3.87%	0	2008
	10.386573	11.277465	8.58%	0	2007
	10.000000	10.386573	3.87%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.839883	9.040208	-34.68%	0	2008
	13.813978	13.839883	0.19%	0	2007
	12.088133	13.813978	14.28%	0	2006
	11.316668	12.088133	6.82%	0	2005
	10.000000	11.316668	13.17%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	10.800350	5.882077	-45.54%	0	2008
	8.083227	10.800350	33.61%	0	2007
	7.574085	8.083227	6.72%	0	2006
	6.880030	7.574085	10.09%	0	2005
	5.963253	6.880030	15.37%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	13.691778	7.512232	-45.13%	0	2008
	11.499708	13.691778	19.06%	0	2007
	10.892844	11.499708	5.57%	0	2006
	10.003958	10.892844	8.89%	0	2005
	10.144265	10.003958	-1.38%	0	2004

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.405086	2.413657	-45.21%	0	2008
	3.701531	4.405086	19.01%	0	2007
	3.509816	3.701531	5.46%	0	2006
	3.216948	3.509816	9.10%	0	2005
	3.270799	3.216948	-1.65%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.984590	10.590402	-37.65%	0	2008
	16.365160	16.984590	3.79%	0	2007
	15.105508	16.365160	8.34%	0	2006
	13.924752	15.105508	8.48%	0	2005
	12.121002	13.924752	14.88%	0	2004

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	27.270190	12.744835	-53.26%	0	2008
	21.774036	27.270190	25.24%	0	2007
	15.175734	21.774036	43.48%	0	2006
	11.752892	15.175734	29.12%	0	2005
	10.123089	11.752892	16.10%	0	2004

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	15.592266	7.284215	-53.28%	0	2008
	12.455029	15.592266	25.19%	0	2007
	8.684672	12.455029	43.41%	0	2006
	6.729816	8.684672	29.05%	0	2005
	5.797749	6.729816	16.08%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.639860	9.629397	-34.22%	0	2008
	13.914350	14.639860	5.21%	0	2007
	11.805572	13.914350	17.86%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	12.268122	7.529022	-38.63%	0	2008
	11.682510	12.268122	5.01%	0	2007
	10.535251	11.682510	10.89%	0	2006
	9.937627	10.535251	6.01%	0	2005
	8.773586	9.937627	13.27%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.391467	5.443221	-47.62%	0	2008
	10.295703	10.391467	0.93%	0	2007
	10.000000	10.295703	2.96%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	14.936557	8.272083	-44.62%	0	2008
	12.465933	14.936557	19.82%	0	2007
	11.112679	12.465933	12.18%	0	2006
	9.989182	11.112679	11.25%	0	2005
	8.781733	9.989182	13.75%	0	2004

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	13.701975	6.379091	-53.44%	0	2008
	12.815549	13.701975	6.92%	0	2007
	11.674009	12.815549	9.78%	0	2006
	10.111080	11.674009	15.46%	0	2005
	8.689579	10.111080	16.36%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.196616	5.389961	-47.14%	0	2008
	10.118357	10.196616	0.77%	0	2007
	10.000000	10.118357	1.18%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.161177	8.603081	-15.33%	0	2008
	9.917761	10.161177	2.45%	0	2007
	9.731335	9.917761	1.92%	0	2006
	9.808073	9.731335	-0.78%	0	2005
	9.951175	9.808073	-1.44%	0	2004

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.319541	7.884137	-40.81%	0	2008
	13.551102	13.319541	-1.71%	0	2007
	13.163790	13.551102	2.94%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.719597	8.125014	-40.78%	0	2008
	13.037326	13.719597	5.23%	0	2007
	11.723327	13.037326	11.21%	0	2006
	11.217069	11.723327	4.51%	0	2005
	10.000000	11.217069	12.17%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.797061	7.415149	-31.32%	0	2008
	10.402421	10.797061	3.79%	0	2007
	10.000000	10.402421	4.02%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.457773	9.217980	-11.86%	0	2008
	10.384612	10.457773	0.70%	0	2007
	10.000000	10.384612	3.85%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.947796	7.169940	-39.99%	0	2008
	10.683364	11.947796	11.84%	0	2007
	10.000000	10.683364	6.83%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.175007	6.096694	-45.44%	0	2008
	10.212629	11.175007	9.42%	0	2007
	10.000000	10.212629	2.13%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.746269	5.903354	-39.43%	0	2008
	10.000000	9.746269	-2.54%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	12.521823	8.818504	-29.57%	0	2008
	12.415842	12.521823	0.85%	0	2007
	11.477315	12.415842	8.18%	0	2006
	11.461933	11.477315	0.13%	0	2005
	10.644927	11.461933	7.68%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.334958	7.970615	-29.68%	0	2008
	11.235365	11.334958	0.89%	0	2007
	10.386510	11.235365	8.17%	0	2006
	10.000000	10.386510	3.87%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	31.397914	12.969062	-58.69%	0	2008
	22.054946	31.397914	42.36%	0	2007
	16.493390	22.054946	33.72%	0	2006
	12.713638	16.493390	29.73%	0	2005
	10.766220	12.713638	18.09%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	35.137800	14.490549	-58.76%	0	2008
	24.687179	35.137800	42.33%	0	2007
	18.471789	24.687179	33.65%	0	2006
	14.236749	18.471789	29.75%	0	2005
	12.054715	14.236749	18.10%	0	2004

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	20.024124	13.140094	-34.38%	0	2008
	17.008490	20.024124	17.73%	0	2007
	12.638620	17.008490	34.58%	0	2006
	12.135881	12.638620	4.14%	0	2005
	9.548987	12.135881	27.09%	0	2004

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	23.523222	12.413380	-47.23%	0	2008
	18.918849	23.523222	24.34%	0	2007
	14.549040	18.918849	30.04%	0	2006
	11.427124	14.549040	27.32%	0	2005
	10.217597	11.427124	11.84%	0	2004

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	14.042490	7.643473	-45.57%	0	2008
	11.976724	14.042490	17.25%	0	2007
	9.727659	11.976724	23.12%	0	2006
	8.334131	9.727659	16.72%	0	2005
	7.367390	8.334131	13.12%	0	2004

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	25.696124	13.990376	-45.55%	0	2008
	21.908299	25.696124	17.29%	0	2007
	17.804090	21.908299	23.05%	0	2006
	15.253536	17.804090	16.72%	0	2005
	13.484171	15.253536	13.12%	0	2004

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.105704	-48.94%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.087100	-39.13%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.318315	-36.82%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.871204	-21.29%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.153399	-28.47%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.014543	-9.85%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.509050	-24.91%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.792527	-32.07%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.248893	-17.51%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.798799	-2.01%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.782878	-2.17%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	17.720129	9.320659	-47.40%	0	2008
	18.326563	17.720129	-3.31%	0	2007
	15.570985	18.326563	17.70%	0	2006
	14.320460	15.570985	8.73%	0	2005
	12.088490	14.320460	18.46%	0	2004

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.102704	13.803730	5.35%	0	2008
	12.503923	13.102704	4.79%	0	2007
	12.371062	12.503923	1.07%	0	2006
	12.248814	12.371062	1.00%	0	2005
	12.128686	12.248814	0.99%	1,420	2004

NVIT NVIT Growth Fund: Class I - Q/NQ	5.913085	3.544436	-40.06%	0	2008
	5.058202	5.913085	16.90%	0	2007
	4.871231	5.058202	3.84%	0	2006
	4.676487	4.871231	4.16%	0	2005
	4.421055	4.676487	5.78%	0	2004

NVIT NVIT Health Sciences Fund: Class III- Q/NQ	13.921276	10.179289	-26.88%	0	2008
	12.573003	13.921276	10.72%	0	2007
	12.516863	12.573003	0.45%	0	2006
	11.803332	12.516863	6.05%	0	2005
	11.191032	11.803332	5.47%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.555148	6.431015	-44.35%	0	2008
	10.802306	11.555148	6.97%	0	2007
	10.000000	10.802306	8.02%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.674212	9.063460	-38.24%	0	2008
	14.162292	14.674212	3.61%	0	2007
	12.389980	14.162292	14.30%	0	2006
	11.736943	12.389980	5.56%	0	2005
	10.524667	11.736943	11.52%	0	2004

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.496047	10.565944	-8.09%	0	2008
	11.155745	11.496047	3.05%	0	2007
	10.743737	11.155745	3.83%	0	2006
	10.633118	10.743737	1.04%	0	2005
	10.388956	10.633118	2.35%	0	2004

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.055741	9.806543	-24.89%	0	2008
	12.635905	13.055741	3.32%	0	2007
	11.602141	12.635905	8.91%	0	2006
	11.260586	11.602141	3.03%	0	2005
	10.511469	11.260586	7.13%	0	2004

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.070907	9.441190	-32.90%	0	2008
	13.555454	14.070907	3.80%	0	2007
	12.100071	13.555454	12.03%	0	2006
	11.554315	12.100071	4.72%	0	2005
	10.539613	11.554315	9.63%	0	2004

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.347458	10.258994	-16.91%	0	2008
	11.927822	12.347458	3.52%	0	2007
	11.247978	11.927822	6.04%	0	2006
	11.006534	11.247978	2.19%	0	2005
	10.502231	11.006534	4.80%	0	2004

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	18.987431	11.798022	-37.86%	0	2008
	18.052218	18.987431	5.18%	0	2007
	16.796167	18.052218	7.48%	0	2006
	15.319315	16.796167	9.64%	0	2005
	13.534578	15.319315	13.19%	978	2004

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.801157	10.780474	-0.19%	0	2008
	10.540307	10.801157	2.47%	0	2007
	10.309696	10.540307	2.24%	0	2006
	10.267038	10.309696	0.42%	0	2005
	10.413500	10.267038	-1.41%	0	2004

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.043358	10.550599	-19.11%	0	2008
	12.748732	13.043358	2.31%	0	2007
	12.433153	12.748732	2.54%	0	2006
	12.440836	12.433153	-0.06%	0	2005
	11.940484	12.440836	4.19%	0	2004

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.049680	-39.50%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.350365	11.205365	-47.52%	0	2008
	21.211573	21.350365	0.65%	0	2007
	17.668354	21.211573	20.05%	0	2006
	16.121390	17.668354	9.60%	0	2005
	13.706741	16.121390	17.62%	0	2004

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.270513	-37.29%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.254822	-37.45%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.177518	-38.22%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.658061	-33.42%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	15.717907	8.235950	-47.60%	0	2008
	14.645439	15.717907	7.32%	0	2007
	14.508796	14.645439	0.94%	0	2006
	13.723755	14.508796	5.72%	0	2005
	12.372523	13.723755	10.92%	0	2004

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	20.994710	13.930430	-33.65%	0	2008
	23.059585	20.994710	-8.95%	0	2007
	20.100696	23.059585	14.72%	0	2006
	19.938786	20.100696	0.81%	0	2005
	17.380579	19.938786	14.72%	0	2004

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	21.345940	12.903236	-39.55%	0	2008
	21.373134	21.345940	-0.13%	0	2007
	19.504567	21.373134	9.58%	0	2006
	17.754986	19.504567	9.85%	0	2005
	15.252779	17.754986	16.40%	1,037	2004

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.834878	6.192790	-42.84%	0	2008
	10.241994	10.834878	5.79%	0	2007
	9.215792	10.241994	11.14%	0	2006
	8.769845	9.215792	5.09%	0	2005
	8.170362	8.769845	7.34%	0	2004

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	17.257839	8.448707	-51.04%	0	2008
	15.819762	17.257839	9.09%	0	2007
	13.928791	15.819762	13.58%	0	2006
	12.911256	13.928791	7.88%	0	2005
	11.115113	12.911256	16.16%	0	2004

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.796941	-2.03%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.609479	1.815351	-49.71%	0	2008
	3.073512	3.609479	17.44%	0	2007
	2.826752	3.073512	8.73%	0	2006
	2.905172	2.826752	-2.70%	0	2005
	2.847694	2.905172	2.02%	0	2004

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	13.622410	6.849166	-49.72%	0	2008
	11.590787	13.622410	17.53%	0	2007
	10.668489	11.590787	8.65%	0	2006
	10.964030	10.668489	-2.70%	0	2005
	10.750674	10.964030	1.98%	0	2004

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	15.563541	8.940756	-42.55%	0	2008
	12.999449	15.563541	19.72%	0	2007
	13.329474	12.999449	-2.48%	0	2006
	12.169279	13.329474	9.53%	0	2005
	11.065737	12.169279	9.97%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	9.641992	5.941349	-38.38%	0	2008
	10.083630	9.641992	-4.38%	0	2007
	8.895000	10.083630	13.36%	0	2006
	8.723996	8.895000	1.96%	0	2005
	7.591688	8.723996	14.92%	0	2004

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.562940	-44.37%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	12.312209	6.559913	-46.72%	0	2008
	11.030000	12.312209	11.62%	0	2007
	10.447082	11.030000	5.58%	0	2006
	10.163198	10.447082	2.79%	0	2005
	9.717730	10.163198	4.58%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.067035	12.906444	-41.51%	0	2008
	21.221247	22.067035	3.99%	0	2007
	18.436138	21.221247	15.11%	0	2006
	16.485857	18.436138	11.83%	0	2005
	14.141920	16.485857	16.57%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.512292	7.903754	-41.51%	0	2008
	12.996648	13.512292	3.97%	0	2007
	11.290616	12.996648	15.11%	0	2006
	10.098870	11.290616	11.80%	0	2005
	8.665362	10.098870	16.54%	2,359	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.518385	1.964846	-79.36%	0	2008
	10.000000	9.518385	-4.82%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.211061	2.129718	-79.14%	0	2008
	10.452662	10.211061	-2.31%	0	2007
	10.000000	10.452662	4.53%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.570308	6.360525	-39.83%	0	2008
	10.351457	10.570308	2.11%	0	2007
	9.201145	10.351457	12.50%	0	2006
	8.876997	9.201145	3.65%	0	2005
	8.292232	8.876997	7.05%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.609304	5.842436	-39.20%	0	2008
	9.947032	9.609304	-3.40%	0	2007
	10.000000	9.947032	-0.53%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	10.923198	5.440766	-50.19%	0	2008
	10.505043	10.923198	3.98%	0	2007
	10.432419	10.505043	0.70%	0	2006
	9.495781	10.432419	9.86%	0	2005
	8.106165	9.495781	17.14%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.535826	6.469820	-43.92%	0	2008
	10.486994	11.535826	10.00%	0	2007
	10.000000	10.486994	4.87%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.013646	6.864727	-37.67%	0	2008
	10.931569	11.013646	0.75%	0	2007
	10.000000	10.931569	9.32%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.484894	10.388100	-0.92%	0	2008
	10.189382	10.484894	2.90%	0	2007
	10.000000	10.189382	1.89%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.669846	9.370189	-12.18%	0	2008
	10.346901	10.669846	3.12%	0	2007
	10.000000	10.346901	3.47%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	23.359018	19.423520	-16.85%	0	2008
	22.422608	23.359018	4.18%	0	2007
	20.689585	22.422608	8.38%	0	2006
	18.844947	20.689585	9.79%	0	2005
	17.507218	18.844947	7.64%	0	2004

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	9.685030	5.041986	-47.94%	0	2008
	8.074003	9.685030	19.95%	0	2007
	7.554501	8.074003	6.88%	0	2006
	6.569692	7.554501	14.99%	0	2005
	5.524347	6.569692	18.92%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	26.369485	16.015017	-39.27%	0	2008
	32.517279	26.369485	-18.91%	0	2007
	24.083343	32.517279	35.02%	0	2006
	21.036292	24.083343	14.48%	0	2005
	15.769776	21.036292	33.40%	0	2004

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	29.698218	10.237225	-65.53%	0	2008
	22.076275	29.698218	34.53%	0	2007
	16.176117	22.076275	36.47%	0	2006
	12.542241	16.176117	28.97%	0	2005
	10.000000	12.542241	25.42%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	35.464292	12.214727	-65.56%	0	2008
	26.353137	35.464292	34.57%	0	2007
	19.315823	26.353137	36.43%	0	2006
	14.961568	19.315823	29.10%	0	2005
	12.151788	14.961568	23.12%	0	2004

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	31.831716	16.779683	-47.29%	0	2008
	22.398641	31.831716	42.11%	0	2007
	18.388896	22.398641	21.81%	0	2006
	12.400273	18.388896	48.29%	0	2005
	10.000000	12.400273	24.00%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	39.868718	21.005424	-47.31%	0	2008
	28.048427	39.868718	42.14%	0	2007
	23.035585	28.048427	21.76%	0	2006
	15.528066	23.035585	48.35%	0	2005
	12.780575	15.528066	21.50%	0	2004

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.271754	7.188964	-41.42%	0	2008
	11.768680	12.271754	4.27%	0	2007
	10.722487	11.768680	9.76%	0	2006
	10.161699	10.722487	5.52%	0	2005
	8.788827	10.161699	15.62%	0	2004

Optional Benefits Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	11.996313	5.639563	-52.99%	0	2008
	12.108843	11.996313	-0.93%	0	2007
	10.967448	12.108843	10.41%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.443275	6.978209	-43.92%	0	2008
	11.394373	12.443275	9.21%	0	2007
	10.990161	11.394373	3.68%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.403113	7.443382	-48.32%	0	2008
	13.330346	14.403113	8.05%	0	2007
	11.729530	13.330346	13.65%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.209622	9.552223	-37.20%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.096433	10.674445	-3.80%	0	2008
	10.368826	11.096433	7.02%	0	2007
	10.441102	10.368826	-0.69%	0	2006
	10.516428	10.441102	-0.72%	0	2005
	10.167675	10.516428	3.43%	0	2004
	10.000000	10.167675	1.68%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	10.130404	6.477256	-36.06%	0	2008
	10.371892	10.130404	-2.33%	0	2007
	9.061513	10.371892	14.46%	0	2006
	8.859195	9.061513	2.28%	0	2005
	8.020916	8.859195	10.45%	0	2004
	6.343370	8.020916	26.45%	0	2003
	8.048687	6.343370	-21.19%	0	2002
	8.985762	8.048687	-10.43%	144	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	9.730397	5.247845	-46.07%	0	2008
	8.432841	9.730397	15.39%	0	2007
	6.899661	8.432841	22.22%	0	2006
	6.231980	6.899661	10.71%	0	2005
	5.547479	6.231980	12.34%	0	2004
	4.557914	5.547479	21.71%	0	2003
	5.855938	4.557914	-22.17%	0	2002
	8.459814	5.855938	-30.78%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	17.062641	9.202297	-46.07%	0	2008
	14.787320	17.062641	15.39%	0	2007
	12.098845	14.787320	22.22%	0	2006
	10.942917	12.098845	10.56%	0	2005
	9.727733	10.942917	12.49%	0	2004
	7.992489	9.727733	21.71%	0	2003
	10.000000	7.992489	-20.08%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.490382	7.757379	-26.05%	0	2008
	10.986503	10.490382	-4.52%	0	2007
	10.000000	10.986503	9.87%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	11.680016	6.680925	-42.80%	0	2008
	9.874914	11.680016	18.28%	0	2007
	10.443772	9.874914	-5.45%	0	2006
	10.456999	10.443772	-0.13%	0	2005
	9.665759	10.456999	8.19%	0	2004
	7.916844	9.665759	22.09%	0	2003
	10.000000	7.916844	-20.83%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.234872	12.335575	-28.43%	310	2008
	18.589009	17.234872	-7.28%	310	2007
	16.026138	18.589009	15.99%	310	2006
	15.608228	16.026138	2.68%	0	2005
	13.965656	15.608228	11.76%	0	2004
	11.078580	13.965656	26.06%	0	2003
	12.970847	11.078580	-14.59%	3,448	2002
	11.762857	12.970847	10.27%	774	2001

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	12.954375	6.505348	-49.78%	0	2008
	9.482531	12.954375	36.61%	0	2007
	10.000000	9.482531	-5.17%	0	2006*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	6.586363	3.427946	-47.95%	0	2008
	7.016443	6.586363	-6.13%	0	2007
	6.340308	7.016443	10.66%	0	2006
	5.584246	6.340308	13.54%	0	2005
	4.841743	5.584246	15.34%	0	2004
	3.354395	4.841743	44.34%	0	2003
	5.212030	3.354395	-35.64%	0	2002
	7.472935	5.212030	-30.25%	0	2001

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	10.008323	5.768397	-42.36%	0	2008
	8.782362	10.008323	13.96%	0	2007
	7.571552	8.782362	15.99%	0	2006
	6.595160	7.571552	14.80%	0	2005
	5.880069	6.595160	12.16%	0	2004
	4.519680	5.880069	30.10%	0	2003
	5.772943	4.519680	-21.71%	0	2002
	7.599637	5.772943	-24.04%	0	2001

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	13.691902	8.540312	-37.63%	0	2008
	13.762971	13.691902	-0.52%	0	2007
	11.796211	13.762971	16.67%	0	2006
	11.158226	11.796211	5.72%	0	2005
	10.252072	11.158226	8.84%	0	2004
	8.379268	10.252072	22.35%	0	2003
	11.146821	8.379268	-24.83%	0	2002
	11.298091	11.146821	-1.34%	0	2001

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.808682	9.324820	-32.47%	0	2008
	14.221505	13.808682	-2.90%	0	2007
	12.715512	14.221505	11.84%	0	2006
	12.129884	12.715512	4.83%	657	2005
	10.180890	12.129884	19.14%	460	2004
	7.559086	10.180890	34.68%	649	2003
	10.000000	7.559086	-24.41%	0	2002*

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	6.746523	4.324325	-35.90%	0	2008
	6.404072	6.746523	5.35%	0	2007
	5.999106	6.404072	6.75%	0	2006
	5.922656	5.999106	1.29%	0	2005
	5.704671	5.922656	3.82%	0	2004
	4.631497	5.704671	23.17%	0	2003
	6.668566	4.631497	-30.55%	0	2002
	8.812703	6.668566	-24.33%	0	2001

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	9.509256	5.842587	-38.56%	0	2008
	9.243565	9.509256	2.87%	0	2007
	8.186900	9.243565	12.91%	0	2006
	7.999480	8.186900	2.34%	436	2005
	7.396534	7.999480	8.15%	515	2004
	5.894657	7.396534	25.48%	2,542	2003
	7.767594	5.894657	-24.11%	12,557	2002
	9.049949	7.767594	-14.17%	1,860	2001

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.414758	7.171759	-31.14%	0	2008
	9.946363	10.414758	4.71%	0	2007
	8.735295	9.946363	13.86%	0	2006
	8.560978	8.735295	2.04%	0	2005
	8.337310	8.560978	2.68%	0	2004
	7.038931	8.337310	18.45%	0	2003
	8.646332	7.038931	-18.59%	0	2002
	9.754707	8.646332	-11.36%	3,991	2001

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.859308	9.554222	-3.09%	0	2008
	10.239603	9.859308	-3.71%	0	2007
	10.000000	10.239603	2.40%	298	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	13.203298	11.965619	-9.37%	158	2008
	12.818721	13.203298	3.00%	158	2007
	12.589947	12.818721	1.82%	158	2006
	12.713989	12.589947	-0.98%	1,683	2005
	12.552260	12.713989	1.29%	1,650	2004
	12.271126	12.552260	2.29%	4,029	2003
	11.484670	12.271126	6.85%	21,446	2002
	10.878559	11.484670	5.57%	2,829	2001

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	14.009256	7.858046	-43.91%	439	2008
	12.197798	14.009256	14.85%	439	2007
	11.181839	12.197798	9.09%	707	2006
	9.789128	11.181839	14.23%	808	2005
	8.682526	9.789128	12.75%	0	2004
	6.920130	8.682526	25.47%	0	2003
	7.816214	6.920130	-11.46%	5,809	2002
	9.125314	7.816214	-14.35%	2,264	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	21.602731	9.627506	-55.43%	0	2008
	15.175959	21.602731	42.35%	0	2007
	13.312384	15.175959	14.00%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.781135	7.717828	-44.00%	0	2008
	13.903021	13.781135	-0.88%	0	2007
	11.843841	13.903021	17.39%	0	2006
	11.456030	11.843841	3.39%	0	2005
	10.521989	11.456030	8.88%	68	2004
	8.265957	10.521989	27.29%	202	2003
	10.188250	8.265957	-18.87%	8,071	2002
	10.983138	10.188250	-7.24%	3,435	2001

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	11.091718	8.123128	-26.76%	0	2008
	10.445326	11.091718	6.19%	0	2007
	10.000000	10.445326	4.45%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.268405	7.411458	-34.23%	0	2008
	10.465181	11.268405	7.68%	0	2007
	10.000000	10.465181	4.65%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.396683	6.898157	-39.47%	0	2008
	10.485193	11.396683	8.69%	0	2007
	10.000000	10.485193	4.85%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	9.353663	4.108591	-56.08%	0	2008
	7.777874	9.353663	20.26%	0	2007
	7.555893	7.777874	2.94%	0	2006
	7.100082	7.555893	6.42%	0	2005
	6.784526	7.100082	4.65%	0	2004
	5.352807	6.784526	26.75%	0	2003
	7.013259	5.352807	-23.68%	0	2002
	8.386726	7.013259	-16.38%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	8.227831	4.243553	-48.42%	0	2008
	6.635254	8.227831	24.00%	0	2007
	6.359482	6.635254	4.34%	0	2006
	6.156179	6.359482	3.30%	0	2005
	6.098846	6.156179	0.94%	0	2004
	4.698743	6.098846	29.80%	0	2003
	6.886888	4.698743	-31.77%	0	2002
	8.564829	6.886888	-19.59%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	9.745511	7.138508	-26.75%	0	2008
	9.713021	9.745511	0.33%	0	2007
	8.936966	9.713021	8.68%	0	2006
	8.917105	8.936966	0.22%	196	2005
	8.333323	8.917105	7.01%	188	2004
	6.714163	8.333323	24.12%	179	2003
	6.628864	6.714163	1.29%	210	2002
	7.698171	6.628864	-13.89%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.736249	7.139826	-26.67%	0	2008
	10.000000	9.736249	-2.64%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.634552	10.047525	-5.52%	0	2008
	10.440933	10.634552	1.85%	0	2007
	10.240260	10.440933	1.96%	0	2006
	10.261851	10.240260	-0.21%	0	2005
	10.063411	10.261851	1.97%	0	2004
	10.000000	10.063411	0.63%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	11.054388	6.536210	-40.87%	0	2008
	9.793498	11.054388	12.87%	0	2007
	10.000000	9.793498	-2.07%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	11.838503	6.495676	-45.13%	0	2008
	10.334267	11.838503	14.56%	0	2007
	8.962888	10.334267	15.30%	0	2006
	7.706474	8.962888	16.30%	0	2005
	6.946822	7.706474	10.94%	0	2004
	4.962486	6.946822	39.99%	0	2003
	6.373447	4.962486	-22.14%	0	2002
	8.283269	6.373447	-23.06%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	18.323911	10.051829	-45.14%	0	2008
	15.993091	18.323911	14.57%	0	2007
	13.870439	15.993091	15.30%	0	2006
	11.930797	13.870439	16.26%	298	2005
	10.753925	11.930797	10.94%	298	2004
	7.679551	10.753925	40.03%	321	2003
	10.000000	7.679551	-23.20%	284	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.939812	7.129621	-52.28%	0	2008
	14.475045	14.939812	3.21%	0	2007
	12.743211	14.475045	13.59%	0	2006
	12.710937	12.743211	0.25%	0	2005
	11.407795	12.710937	11.42%	0	2004
	7.395851	11.407795	54.25%	0	2003
	10.000000	7.395851	-26.04%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.204194	7.703927	-31.24%	0	2008
	11.048415	11.204194	1.41%	0	2007
	10.000000	11.048415	10.48%	205	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.629129	6.304461	-34.53%	0	2008
	10.092246	9.629129	-4.59%	0	2007
	10.000000	10.092246	0.92%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.555682	-34.44%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.335384	6.169021	-53.74%	0	2008
	10.601538	13.335384	25.79%	0	2007
	10.000000	10.601538	6.02%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.173229	7.092612	-41.74%	0	2008
	10.788508	12.173229	12.84%	0	2007
	10.000000	10.788508	7.89%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	11.267840	11.697954	3.82%	0	2008
	10.383050	11.267840	8.52%	0	2007
	10.000000	10.383050	3.83%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.813999	9.018677	-34.71%	0	2008
	13.795233	13.813999	0.14%	0	2007
	12.077883	13.795233	14.22%	0	2006
	11.312843	12.077883	6.76%	0	2005
	10.000000	11.312843	13.13%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	10.756603	5.855251	-45.57%	0	2008
	8.054624	10.756603	33.55%	0	2007
	7.551143	8.054624	6.67%	0	2006
	6.862688	7.551143	10.03%	0	2005
	5.951269	6.862688	15.31%	0	2004
	5.063604	5.951269	17.53%	0	2003
	6.161775	5.063604	-17.82%	1,101	2002
	8.065320	6.161775	-23.60%	0	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	13.652175	7.486667	-45.16%	0	2008
	11.472335	13.652175	19.00%	0	2007
	10.872452	11.472335	5.52%	0	2006
	9.990321	10.872452	8.83%	180	2005
	10.135620	9.990321	-1.43%	168	2004
	7.047062	10.135620	43.83%	164	2003
	10.000000	7.047062	-29.53%	161	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.387219	2.402631	-45.24%	0	2008
	3.688412	4.387219	18.95%	0	2007
	3.499173	3.688412	5.41%	0	2006
	3.208834	3.499173	9.05%	0	2005
	3.264215	3.208834	-1.70%	0	2004
	2.279736	3.264215	43.18%	0	2003
	3.948572	2.279736	-42.26%	0	2002
	6.445540	3.948572	-38.74%	0	2001

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.944092	10.559733	-37.68%	0	2008
	16.334538	16.944092	3.73%	0	2007
	15.084946	16.334538	8.28%	0	2006
	13.912886	15.084946	8.42%	0	2005
	12.116869	13.912886	14.82%	0	2004
	10.000000	12.116869	21.17%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	27.191319	12.701447	-53.29%	0	2008
	21.722217	27.191319	25.18%	0	2007
	15.147332	21.722217	43.41%	348	2006
	11.736868	15.147332	29.06%	0	2005
	10.114454	11.736868	16.04%	0	2004
	7.690276	10.114454	31.52%	0	2003
	10.000000	7.690276	-23.10%	0	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	15.529146	7.251003	-53.31%	0	2008
	12.410984	15.529146	25.12%	0	2007
	8.658372	12.410984	43.34%	0	2006
	6.712855	8.658372	28.98%	0	2005
	5.786098	6.712855	16.02%	0	2004
	4.399755	5.786098	31.51%	0	2003
	6.062871	4.399755	-27.43%	5,925	2002
	8.101668	6.062871	-25.17%	1,573	2001

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.597459	9.596586	-34.26%	0	2008
	13.881187	14.597459	5.16%	0	2007
	11.783442	13.881187	17.80%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	12.543630	7.694148	-38.66%	0	2008
	11.951009	12.543630	4.96%	0	2007
	10.782892	11.951009	10.83%	0	2006
	10.176402	10.782892	5.96%	0	2005
	8.988985	10.176402	13.21%	0	2004
	6.979055	8.988985	28.80%	0	2003
	9.707419	6.979055	-28.11%	4,662	2002
	10.084335	9.707419	-3.74%	4,786	2001

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - NQ	10.382603	5.435791	-47.65%	0	2008
	10.292218	10.382603	0.88%	0	2007
	10.000000	10.292218	2.92%	0	2006*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	14.091251	7.377444	-47.65%	0	2008
	13.968579	14.091251	0.88%	0	2007
	11.574497	13.968579	20.68%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	8.941040	4.949133	-44.65%	0	2008
	7.465963	8.941040	19.76%	0	2007
	6.658883	7.465963	12.12%	0	2006
	5.988714	6.658883	11.19%	562	2005
	5.267509	5.988714	13.69%	575	2004
	4.207526	5.267509	25.19%	586	2003
	6.091929	4.207526	-30.93%	557	2002
	8.271972	6.091929	-26.35%	3,683	2001

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	14.671498	6.826955	-53.47%	0	2008
	13.729403	14.671498	6.86%	0	2007
	12.512846	13.729403	9.72%	0	2006
	10.843135	12.512846	15.40%	0	2005
	9.323476	10.843135	16.30%	0	2004
	7.060435	9.323476	32.05%	0	2003
	9.522129	7.060435	-25.85%	0	2002
	10.026240	9.522129	-5.03%	0	2001

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.187926	5.382601	-47.17%	0	2008
	10.114927	10.187926	0.72%	0	2007
	10.000000	10.114927	1.15%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.136974	8.578190	-15.38%	0	2008
	9.899222	10.136974	2.40%	0	2007
	9.718098	9.899222	1.86%	0	2006
	9.799725	9.718098	-0.83%	0	2005
	9.947781	9.799725	-1.49%	0	2004
	10.000000	9.947781	-0.52%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.280979	7.857286	-40.84%	0	2008
	13.518806	13.280979	-1.76%	0	2007
	13.139124	13.518806	2.89%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.693921	8.105646	-40.81%	0	2008
	13.019610	13.693921	5.18%	0	2007
	11.713378	13.019610	11.15%	0	2006
	11.213274	11.713378	4.46%	0	2005
	10.000000	11.213274	12.13%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.787854	7.405025	-31.36%	0	2008
	10.398894	10.787854	3.74%	0	2007
	10.000000	10.398894	3.99%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.448842	9.205400	-11.90%	0	2008
	10.381087	10.448842	0.65%	0	2007
	10.000000	10.381087	3.81%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.937617	7.160160	-40.02%	0	2008
	10.679747	11.937617	11.78%	0	2007
	10.000000	10.679747	6.80%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.165468	6.088358	-45.47%	0	2008
	10.209164	11.165468	9.37%	0	2007
	10.000000	10.209164	2.09%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.742939	5.898318	-39.46%	0	2008
	10.000000	9.742939	-2.57%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.127264	9.240153	-29.61%	0	2008
	13.022843	13.127264	0.80%	0	2007
	12.044579	13.022843	8.12%	0	2006
	12.034568	12.044579	0.08%	0	2005
	11.182457	12.034568	7.62%	138	2004
	9.355944	11.182457	19.52%	0	2003
	9.272228	9.355944	0.90%	0	2002
	9.103082	9.272228	1.86%	0	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.319528	7.955693	-29.72%	0	2008
	11.225838	11.319528	0.83%	0	2007
	10.382986	11.225838	8.12%	0	2006
	10.000000	10.382986	3.83%	168	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	31.281790	12.914454	-58.72%	0	2008
	21.984674	31.281790	42.29%	0	2007
	16.449238	21.984674	33.65%	0	2006
	12.686067	16.449238	29.66%	0	2005
	10.748366	12.686067	18.03%	0	2004
	6.653146	10.748366	61.55%	0	2003
	8.029311	6.653146	-17.14%	0	2002
	8.664580	8.029311	-7.33%	0	2001

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	35.036225	14.441239	-58.78%	0	2008
	24.628457	35.036225	42.26%	0	2007
	18.437248	24.628457	33.58%	0	2006
	14.217363	18.437248	29.68%	288	2005
	12.044452	14.217363	18.04%	334	2004
	7.457415	12.044452	61.51%	156	2003
	10.000000	7.457415	-25.43%	152	2002*

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	19.963479	13.093588	-34.41%	0	2008
	16.965683	19.963479	17.67%	0	2007
	12.613243	16.965683	34.51%	0	2006
	12.117691	12.613243	4.09%	0	2005
	9.539549	12.117691	27.03%	0	2004
	7.859321	9.539549	21.38%	0	2003
	10.000000	7.859321	-21.41%	0	2002*

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	23.455171	12.371122	-47.26%	0	2008
	18.873806	23.455171	24.27%	0	2007
	14.521798	18.873806	29.97%	0	2006
	11.411527	14.521798	27.26%	455	2005
	10.208872	11.411527	11.78%	0	2004
	7.716980	10.208872	32.29%	0	2003
	10.000000	7.716980	-22.83%	0	2002*

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	12.805068	6.966364	-45.60%	0	2008
	10.926954	12.805068	17.19%	0	2007
	8.879540	10.926954	23.06%	0	2006
	7.611391	8.879540	16.66%	0	2005
	6.731926	7.611391	13.06%	0	2004
	5.061545	6.731926	33.00%	0	2003
	6.940366	5.061545	-27.07%	0	2002
	8.746493	6.940366	-20.65%	0	2001

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	25.634895	13.949888	-45.58%	0	2008
	21.867335	25.634895	17.23%	0	2007
	17.779859	21.867335	22.99%	0	2006
	15.240542	17.779859	16.66%	0	2005
	13.479571	15.240542	13.06%	0	2004
	10.000000	13.479571	34.80%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.103952	-48.96%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.085016	-39.15%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.316145	-36.84%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.868519	-21.31%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.150952	-28.49%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	9.011472	-9.89%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.506482	-24.94%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.790204	-32.10%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.246084	-17.54%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.795461	-2.05%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.779546	-2.20%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	17.666469	9.287666	-47.43%	0	2008
	18.280479	17.666469	-3.36%	0	2007
	15.539743	18.280479	17.64%	0	2006
	14.299010	15.539743	8.68%	0	2005
	12.076549	14.299010	18.40%	0	2004
	8.733382	12.076549	38.28%	0	2003
	10.000000	8.733382	-12.67%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	13.517369	14.233310	5.30%	0	2008
	12.906278	13.517369	4.73%	2,479	2007
	12.775650	12.906278	1.02%	2,316	2006
	12.655862	12.775650	0.95%	2,435	2005
	12.538146	12.655862	0.94%	2,592	2004
	12.575241	12.538146	-0.29%	13,577	2003
	11.591446	12.575241	8.49%	18,910	2002
	11.057449	11.591446	4.83%	4,996	2001

NVIT NVIT Growth Fund: Class I - Q/NQ	6.225656	3.729893	-40.09%	0	2008
	5.328316	6.225656	16.84%	0	2007
	5.133976	5.328316	3.79%	0	2006
	4.931237	5.133976	4.11%	0	2005
	4.664269	4.931237	5.72%	0	2004
	3.594625	4.664269	29.76%	0	2003
	5.159349	3.594625	-30.33%	0	2002
	7.345790	5.159349	-29.76%	0	2001

NVIT NVIT Health Sciences Fund: Class III- Q/NQ	13.879132	10.143287	-26.92%	0	2008
	12.541380	13.879132	10.67%	0	2007
	12.491757	12.541380	0.40%	0	2006
	11.785662	12.491757	5.99%	0	2005
	11.179983	11.785662	5.42%	0	2004
	8.362125	11.179983	33.70%	0	2003
	10.000000	8.362125	-16.38%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.545296	6.422245	-44.37%	0	2008
	10.798640	11.545296	6.91%	0	2007
	10.000000	10.798640	7.99%	316	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.629797	9.031394	-38.27%	0	2008
	14.126678	14.629797	3.56%	0	2007
	12.365120	14.126678	14.25%	0	2006
	11.719355	12.365120	5.51%	0	2005
	10.514264	11.719355	11.46%	0	2004
	8.156681	10.514264	28.90%	2,659	2003
	10.000000	8.156681	-18.43%	0	2002*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.461211	10.528544	-8.14%	0	2008
	11.127671	11.461211	3.00%	0	2007
	10.722170	11.127671	3.78%	0	2006
	10.617184	10.722170	0.99%	0	2005
	10.378702	10.617184	2.30%	0	2004
	9.839589	10.378702	5.48%	0	2003
	10.000000	9.839589	-1.60%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.016218	9.771858	-24.93%	0	2008
	12.604126	13.016218	3.27%	0	2007
	11.578857	12.604126	8.85%	0	2006
	11.243726	11.578857	2.98%	21,369	2005
	10.501100	11.243726	7.07%	23,655	2004
	8.948375	10.501100	17.35%	2,736	2003
	10.000000	8.948375	-10.52%	7,755	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.028309	9.407785	-32.94%	0	2008
	13.521373	14.028309	3.75%	0	2007
	12.075809	13.521373	11.97%	0	2006
	11.537030	12.075809	4.67%	3,453	2005
	10.529222	11.537030	9.57%	2,819	2004
	8.505236	10.529222	23.80%	2,819	2003
	10.000000	8.505236	-14.95%	2,819	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.310070	10.222697	-16.96%	0	2008
	11.897824	12.310070	3.46%	0	2007
	11.225416	11.897824	5.99%	0	2006
	10.990053	11.225416	2.14%	0	2005
	10.491868	10.990053	4.75%	0	2004
	9.440087	10.491868	11.14%	0	2003
	10.000000	9.440087	-5.60%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	16.291811	10.117884	-37.90%	0	2008
	15.497335	16.291811	5.13%	0	2007
	14.426404	15.497335	7.42%	0	2006
	13.164635	14.426404	9.58%	601	2005
	11.636878	13.164635	13.13%	0	2004
	8.840892	11.636878	31.63%	685	2003
	10.678915	8.840892	-17.21%	3,877	2002
	11.070860	10.678915	-3.54%	1,478	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	10.572523	10.546883	-0.24%	123	2008
	10.322500	10.572523	2.42%	123	2007
	10.101803	10.322500	2.18%	2,766	2006
	10.065138	10.101803	0.36%	2,933	2005
	10.213942	10.065138	-1.46%	2,135	2004
	10.384079	10.213942	-1.64%	2,775	2003
	10.495945	10.384079	-1.07%	2,152	2002
	10.365377	10.495945	1.26%	19,274	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	13.271150	10.729363	-19.15%	0	2008
	12.978045	13.271150	2.26%	0	2007
	12.663264	12.978045	2.49%	0	2006
	12.677552	12.663264	-0.11%	273	2005
	12.173906	12.677552	4.14%	260	2004
	11.108153	12.173906	9.59%	235	2003
	10.599824	11.108153	4.80%	245	2002
	10.409141	10.599824	1.83%	0	2001

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.047611	-39.52%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	21.299454	11.172918	-47.54%	0	2008
	21.171874	21.299454	0.60%	0	2007
	17.644287	21.171874	19.99%	0	2006
	16.107651	17.644287	9.54%	0	2005
	13.702064	16.107651	17.56%	0	2004
	10.000000	13.702064	37.02%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.268363	-37.32%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.252676	-37.47%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.175408	-38.25%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.655774	-33.44%	0	2008*

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	18.127074	12.021534	-33.68%	0	2008
	19.920154	18.127074	-9.00%	0	2007
	17.372951	19.920154	14.66%	0	2006
	17.241803	17.372951	0.76%	201	2005

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	10.000000	6.655774	-33.44%	0	2008*

	7.393231	10.191196	37.84%	269	2003
	9.149061	7.393231	-19.19%	2,087	2002
	10.033816	9.149061	-8.82%	4,251	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	11.335692	6.475718	-42.87%	0	2008
	10.720914	11.335692	5.73%	0	2007
	9.651649	10.720914	11.08%	0	2006
	9.189303	9.651649	5.03%	141	2005
	8.565524	9.189303	7.28%	557	2004
	6.871837	8.565524	24.65%	1,279	2003
	8.506385	6.871837	-19.22%	1,856	2002
	9.870104	8.506385	-13.82%	2,827	2001

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	17.205601	8.418812	-51.07%	0	2008
	15.779986	17.205601	9.03%	0	2007
	13.900858	15.779986	13.52%	0	2006
	12.891926	13.900858	7.83%	0	2005
	11.104138	12.891926	16.10%	0	2004
	9.044561	11.104138	22.77%	0	2003
	10.000000	9.044561	-9.55%	0	2002*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.793605	-2.06%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	3.596101	1.807701	-49.73%	0	2008
	3.063697	3.596101	17.38%	0	2007
	2.819165	3.063697	8.67%	0	2006
	2.898855	2.819165	-2.75%	0	2005
	2.842954	2.898855	1.97%	0	2004
	1.873500	2.842954	51.75%	0	2003
	3.349896	1.873500	-44.07%	0	2002
	5.984527	3.349896	-44.02%	0	2001

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	13.582975	6.825834	-49.75%	0	2008
	11.563181	13.582975	17.47%	0	2007
	10.648508	11.563181	8.59%	0	2006
	10.949081	10.648508	-2.75%	0	2005
	10.741506	10.949081	1.93%	0	2004
	7.080585	10.741506	51.70%	0	2003
	10.000000	7.080585	-29.19%	0	2002*

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	15.516374	8.909096	-42.58%	0	2008
	12.966720	15.516374	19.66%	0	2007
	13.302700	12.966720	-2.53%	0	2006
	12.151030	13.302700	9.48%	0	2005
	11.054797	12.151030	9.92%	0	2004
	7.420697	11.054797	48.97%	0	2003
	10.000000	7.420697	-25.79%	0	2002*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	8.712249	5.365695	-38.41%	0	2008
	9.115994	8.712249	-4.43%	0	2007
	8.045521	9.115994	13.31%	364	2006
	7.894866	8.045521	1.91%	0	2005
	6.873683	7.894866	14.86%	0	2004
	5.350046	6.873683	28.48%	0	2003
	7.311838	5.350046	-26.83%	0	2002
	8.516206	7.311838	-14.14%	0	2001

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.561032	-44.39%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	9.618478	5.122066	-46.75%	0	2008
	8.621233	9.618478	11.57%	0	2007
	8.169779	8.621233	5.53%	0	2006
	7.951832	8.169779	2.74%	0	2005
	7.607183	7.951832	4.53%	0	2004
	5.943076	7.607183	28.00%	0	2003
	8.312895	5.943076	-28.51%	6,981	2002
	9.729278	8.312895	-14.56%	6,162	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	22.014470	12.869095	-41.54%	0	2008
	21.181587	22.014470	3.93%	0	2007
	18.411069	21.181587	15.05%	0	2006
	16.471830	18.411069	11.77%	0	2005
	14.137104	16.471830	16.51%	0	2004
	10.000000	14.137104	41.37%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	13.459419	7.868788	-41.54%	0	2008
	12.952450	13.459419	3.91%	0	2007
	11.257951	12.952450	15.05%	0	2006
	10.074781	11.257951	11.74%	0	2005
	8.649128	10.074781	16.48%	0	2004
	6.186473	8.649128	39.81%	0	2003
	8.128277	6.186473	-23.89%	2,809	2002
	9.454837	8.128277	-14.03%	933	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.515124	1.963161	-79.37%	0	2008
	10.000000	9.515124	-4.85%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.202357	2.126804	-79.15%	0	2008
	10.449121	10.202357	-2.36%	0	2007
	10.000000	10.449121	4.49%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	9.843152	5.919937	-39.86%	0	2008
	9.644314	9.843152	2.06%	0	2007
	8.576947	9.644314	12.44%	0	2006
	8.278998	8.576947	3.60%	0	2005
	7.737580	8.278998	7.00%	0	2004
	6.246495	7.737580	23.87%	0	2003
	7.869795	6.246495	-20.63%	1,750	2002
	8.962724	7.869795	-12.19%	2,058	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.601104	5.834455	-39.23%	0	2008
	9.943652	9.601104	-3.44%	0	2007
	10.000000	9.943652	-0.56%	340	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	5.962681	2.968443	-50.22%	0	2008
	5.737368	5.962681	3.93%	0	2007
	5.700607	5.737368	0.64%	0	2006
	5.191439	5.700607	9.81%	0	2005
	4.433993	5.191439	17.08%	0	2004
	3.611675	4.433993	22.77%	0	2003
	5.117009	3.611675	-29.42%	0	2002
	7.617605	5.117009	-32.83%	0	2001

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.526004	6.460992	-43.94%	0	2008
	10.483447	11.526004	9.94%	0	2007
	10.000000	10.483447	4.83%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	11.004273	6.855370	-37.70%	0	2008
	10.927873	11.004273	0.70%	0	2007
	10.000000	10.927873	9.28%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.475906	10.373888	-0.97%	0	2008
	10.185884	10.475906	2.85%	0	2007
	10.000000	10.185884	1.86%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.660749	9.357413	-12.23%	0	2008
	10.343397	10.660749	3.07%	0	2007
	10.000000	10.343397	3.43%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	20.878662	17.352177	-16.89%	0	2008
	20.052000	20.878662	4.12%	0	2007
	18.511634	20.052000	8.32%	0	2006
	16.869772	18.511634	9.73%	0	2005
	15.680273	16.869772	7.59%	0	2004
	12.545244	15.680273	24.99%	96	2003
	11.750369	12.545244	6.76%	114	2002
	10.919466	11.750369	7.61%	0	2001

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	9.647099	5.019664	-47.97%	0	2008
	8.046519	9.647099	19.89%	0	2007
	7.532625	8.046519	6.82%	0	2006
	6.553996	7.532625	14.93%	0	2005
	5.513965	6.553996	18.86%	0	2004
	3.978923	5.513965	38.58%	0	2003
	5.913077	3.978923	-32.71%	0	2002
	8.559304	5.913077	-30.92%	0	2001

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	28.359014	17.214462	-39.30%	185	2008
	34.988644	28.359014	-18.95%	185	2007
	25.926914	34.988644	34.95%	185	2006
	22.658172	25.926914	14.43%	179	2005
	16.994294	22.658172	33.33%	210	2004
	12.642559	16.994294	34.42%	95	2003
	13.036226	12.642559	-3.02%	2,250	2002
	12.142985	13.036226	7.36%	736	2001

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	29.642705	10.212834	-65.55%	0	2008
	22.046333	29.642705	34.46%	0	2007
	16.162409	22.046333	36.40%	0	2006
	12.537995	16.162409	28.91%	0	2005
	10.000000	12.537995	25.38%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	22.499126	7.745238	-65.58%	0	2008
	16.727451	22.499126	34.50%	0	2007
	12.266817	16.727451	36.36%	0	2006
	9.506426	12.266817	29.04%	0	2005
	7.725070	9.506426	23.06%	0	2004
	5.125268	7.725070	50.73%	0	2003
	5.400085	5.125268	-5.09%	0	2002
	5.627188	5.400085	-4.04%	0	2001

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	31.772203	16.739730	-47.31%	248	2008
	22.368253	31.772203	42.04%	248	2007
	18.373309	22.368253	21.74%	248	2006
	12.396076	18.373309	48.22%	0	2005
	10.000000	12.396076	23.96%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	39.546906	20.825181	-47.34%	0	2008
	27.836326	39.546906	42.07%	0	2007
	22.873047	27.836326	21.70%	0	2006
	15.426354	22.873047	48.27%	0	2005
	12.703348	15.426354	21.44%	0	2004
	8.975646	12.703348	41.53%	0	2003
	9.450138	8.975646	-5.02%	0	2002
	10.796770	9.450138	-12.47%	0	2001

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	12.223694	7.157132	-41.45%	0	2008
	11.728634	12.223694	4.22%	0	2007
	10.691453	11.728634	9.70%	0	2006
	10.137453	10.691453	5.46%	0	2005
	8.772352	10.137453	15.56%	84	2004
	6.550079	8.772352	33.93%	251	2003
	9.156865	6.550079	-28.47%	0	2002
	9.729338	9.156865	-5.88%	2,483	2001

Maximum Optional Benefits Elected (Total 2.80%)
(Variable account charges of 2.80% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.272625	7.139197	-53.25%	0	2008
	15.503610	15.272625	-1.49%	0	2007
	14.121454	15.503610	9.79%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.828378	8.268858	-44.24%	0	2008
	13.655678	14.828378	8.59%	0	2007
	13.245580	13.655678	3.10%	0	2006*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.108628	7.250030	-48.61%	0	2008
	13.132093	14.108628	7.44%	0	2007
	11.620304	13.132093	13.01%	0	2006*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.743184	11.080501	-37.55%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.807779	10.338268	-4.34%	0	2008
	10.156560	10.807779	6.41%	0	2007
	10.285066	10.156560	-1.25%	0	2006
	10.417725	10.285066	-1.27%	0	2005
	10.129239	10.417725	2.85%	0	2004
	10.000000	10.129239	1.29%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.048864	7.024654	-36.42%	0	2008
	11.376616	11.048864	-2.88%	0	2007
	9.995371	11.376616	13.82%	0	2006
	9.827333	9.995371	1.71%	0	2005
	8.947766	9.827333	9.83%	0	2004
	7.116360	8.947766	25.74%	0	2003

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.885927	6.910491	-46.37%	0	2008
	11.231099	12.885927	14.73%	0	2007
	9.241008	11.231099	21.54%	0	2006
	8.393853	9.241008	10.09%	0	2005
	7.514167	8.393853	11.71%	0	2004
	6.208685	7.514167	21.03%	0	2003

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III - Q/NQ	16.525644	8.862405	-46.37%	0	2008
	14.403384	16.525644	14.73%	0	2007
	11.851178	14.403384	21.54%	0	2006
	10.779379	11.851178	9.94%	0	2005
	9.636553	10.779379	11.86%	0	2004
	7.962331	9.636553	21.03%	0	2003

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.392087	7.641367	-26.47%	0	2008
	10.945504	10.392087	-5.06%	0	2007
	10.000000	10.945504	9.46%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	11.312367	6.434116	-43.12%	0	2008
	9.618479	11.312367	17.61%	0	2007
	10.229986	9.618479	-5.98%	0	2006
	10.300726	10.229986	-0.69%	0	2005
	9.575173	10.300726	7.58%	0	2004
	7.886974	9.575173	21.40%	0	2003

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	13.668992	9.728199	-28.83%	0	2008
	14.826859	13.668992	-7.81%	0	2007
	12.854772	14.826859	15.34%	0	2006
	12.590186	12.854772	2.10%	0	2005
	11.328947	12.590186	11.13%	0	2004
	9.037739	11.328947	25.35%	0	2003

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	12.832993	6.408001	-50.07%	0	2008
	9.447064	12.832993	35.84%	0	2007
	10.000000	9.447064	-5.53%	0	2006*

Credit Suisse Trust - International Equity Flex II Portfolio - Q/NQ	10.017261	5.184155	-48.25%	0	2008
	10.732111	10.017261	-6.66%	0	2007
	9.752652	10.732111	10.04%	0	2006
	8.638111	9.752652	12.90%	0	2005
	7.531926	8.638111	14.69%	0	2004
	5.247651	7.531926	43.53%	0	2003

Credit Suisse Trust - International Equity Flex I Portfolio - Q/NQ	14.420636	8.264609	-42.69%	0	2008
	12.726180	14.420636	13.31%	0	2007
	11.033538	12.726180	15.34%	0	2006
	9.664903	11.033538	14.16%	0	2005
	8.665694	9.664903	11.53%	0	2004
	6.698466	8.665694	29.37%	0	2003

Credit Suisse Trust - U.S. Equity Flex II Portfolio - Q/NQ	11.289463	7.002066	-37.98%	0	2008
	11.412636	11.289463	-1.08%	0	2007
	9.836920	11.412636	16.02%	0	2006
	9.357385	9.836920	5.12%	0	2005
	8.646105	9.357385	8.23%	0	2004
	7.106621	8.646105	21.66%	0	2003

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	13.374065	8.980381	-32.85%	0	2008
	13.852287	13.374065	-3.45%	0	2007
	12.455279	13.852287	11.22%	0	2006
	11.948645	12.455279	4.24%	0	2005
	10.085497	11.948645	18.47%	0	2004
	7.530557	10.085497	33.93%	0	2003

The Dreyfus Socially Responsible Growth Fund Inc.: Initial Shares - Q/NQ	8.059862	5.136997	-36.26%	0	2008
	7.694269	8.059862	4.75%	0	2007
	7.248388	7.694269	6.15%	0	2006
	7.196386	7.248388	0.72%	0	2005
	6.970741	7.196386	3.24%	0	2004
	5.691372	6.970741	22.48%	0	2003

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	10.603414	6.478090	-38.91%	0	2008
	10.365796	10.603414	2.29%	0	2007
	9.232631	10.365796	12.27%	0	2006
	9.072170	9.232631	1.77%	0	2005
	8.435823	9.072170	7.54%	0	2004
	6.760911	8.435823	24.77%	0	2003

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	10.616604	7.269545	-31.53%	0	2008
	10.196819	10.616604	4.12%	0	2007
	9.005763	10.196819	13.23%	0	2006
	8.875845	9.005763	1.46%	0	2005
	8.692839	8.875845	2.11%	0	2004
	7.380586	8.692839	17.78%	0	2003

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	9.766899	9.411399	-3.64%	0	2008
	10.201373	9.766899	-4.26%	0	2007
	10.000000	10.201373	2.01%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.453642	10.321568	-9.88%	0	2008
	11.183290	11.453642	2.42%	0	2007
	11.045689	11.183290	1.25%	0	2006
	11.217473	11.045689	-1.53%	0	2005
	11.137438	11.217473	0.72%	0	2004
	10.949614	11.137438	1.72%	0	2003

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	16.239616	9.057684	-44.22%	0	2008
	14.220172	16.239616	14.20%	0	2007
	13.109309	14.220172	8.47%	0	2006
	11.541243	13.109309	13.59%	0	2005
	10.294495	11.541243	12.11%	0	2004
	8.251275	10.294495	24.76%	0	2003

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.137711	5.821893	-55.69%	0	2008
	9.281768	13.137711	41.54%	0	2007
	10.000000	9.281768	-7.18%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.144305	6.762759	-44.31%	0	2008
	12.321441	12.144305	-1.44%	0	2007
	10.555716	12.321441	16.73%	0	2006
	10.267675	10.555716	2.81%	0	2005
	9.483867	10.267675	8.26%	0	2004
	7.492527	9.483867	26.58%	0	2003

Fidelity Variable Insurance Products Fund - VIP Freedom 2010 Portfolio: Service Class - Q/NQ	10.987795	8.001673	-27.18%	0	2008
	10.406328	10.987795	5.59%	0	2007
	10.000000	10.406328	4.06%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2020 Portfolio: Service Class - Q/NQ	11.162831	7.300625	-34.60%	0	2008
	10.426103	11.162831	7.07%	0	2007
	10.000000	10.426103	4.26%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Freedom 2030 Portfolio: Service Class - Q/NQ	11.289897	6.794969	-39.81%	0	2008
	10.446041	11.289897	8.08%	0	2007
	10.000000	10.446041	4.46%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	11.669454	5.096834	-56.32%	0	2008
	9.758739	11.669454	19.58%	0	2007
	9.533740	9.758739	2.36%	0	2006
	9.009154	9.533740	5.82%	0	2005
	8.657465	9.009154	4.06%	0	2004
	6.869092	8.657465	26.04%	0	2003

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	9.936765	5.095996	-48.72%	0	2008
	8.058978	9.936765	23.30%	0	2007
	7.767612	8.058978	3.75%	0	2006
	7.561699	7.767612	2.72%	0	2005
	7.533675	7.561699	0.37%	0	2004
	5.836965	7.533675	29.07%	0	2003

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.691556	9.244095	-27.16%	0	2008
	12.721185	12.691556	-0.23%	0	2007
	11.770806	12.721185	8.07%	0	2006
	11.810921	11.770806	-0.34%	0	2005
	11.100132	11.810921	6.40%	0	2004
	8.993929	11.100132	23.42%	0	2003

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	9.699601	7.072891	-27.08%	0	2008
	10.000000	9.699601	-3.00%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	10.358069	9.731239	-6.05%	0	2008
	10.227336	10.358069	1.28%	0	2007
	10.087380	10.227336	1.39%	0	2006
	10.165687	10.087380	-0.77%	0	2005
	10.025521	10.165687	1.40%	0	2004
	10.000000	10.025521	0.26%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	10.950780	6.438424	-41.21%	0	2008
	9.756903	10.950780	12.24%	0	2007
	10.000000	9.756903	-2.43%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.273871	7.787736	-45.44%	0	2008
	12.531063	14.273871	13.91%	0	2007
	10.929475	12.531063	14.65%	0	2006
	9.450375	10.929475	15.65%	0	2005
	8.567007	9.450375	10.31%	0	2004
	6.154443	8.567007	39.20%	0	2003

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	17.747234	9.680559	-45.45%	0	2008
	15.577878	17.747234	13.93%	0	2007
	13.586552	15.577878	14.66%	0	2006
	11.752519	13.586552	15.61%	0	2005
	10.653140	11.752519	10.32%	0	2004
	7.650567	10.653140	39.25%	0	2003

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	14.469677	6.866244	-52.55%	0	2008
	14.099296	14.469677	2.63%	0	2007
	12.482441	14.099296	12.95%	0	2006
	12.521060	12.482441	-0.31%	0	2005
	11.300946	12.521060	10.80%	0	2004
	7.367940	11.300946	53.38%	0	2003

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	11.099238	7.588748	-31.63%	0	2008
	11.007185	11.099238	0.84%	0	2007
	10.000000	11.007185	10.07%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	9.538874	6.210129	-34.90%	0	2008
	10.054554	9.538874	-5.13%	0	2007
	10.000000	10.054554	0.55%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	10.000000	6.531010	-34.69%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	13.210424	6.076711	-54.00%	0	2008
	10.561925	13.210424	25.08%	0	2007
	10.000000	10.561925	5.62%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.059157	6.986531	-42.06%	0	2008
	10.748209	12.059157	12.20%	0	2007
	10.000000	10.748209	7.48%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	11.162287	11.523182	3.23%	0	2008
	10.344284	11.162287	7.91%	0	2007
	10.000000	10.344284	3.44%	0	2006*

J.P. Morgan Series Trust II - J.P. Morgan Mid Cap Value Portfolio - Q/NQ	13.531649	8.784492	-35.08%	0	2008
	13.590150	13.531649	-0.43%	0	2007
	11.965440	13.590150	13.58%	0	2006
	11.270726	11.965440	6.16%	0	2005
	10.000000	11.270726	12.71%	0	2004*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	13.918876	7.533825	-45.87%	0	2008
	10.481825	13.918876	32.79%	0	2007
	9.882088	10.481825	6.07%	0	2006
	9.031765	9.882088	9.41%	0	2005
	7.876570	9.031765	14.67%	0	2004
	6.739631	7.876570	16.87%	0	2003

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	13.222443	7.210074	-45.47%	0	2008
	11.174415	13.222443	18.33%	0	2007
	10.649901	11.174415	4.93%	0	2006
	9.841009	10.649901	8.22%	0	2005
	10.040652	9.841009	-1.99%	0	2004
	7.020452	10.040652	43.02%	0	2003

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	7.910212	4.307514	-45.54%	0	2008
	6.688093	7.910212	18.27%	0	2007
	6.380763	6.688093	4.82%	0	2006
	5.884322	6.380763	8.44%	0	2005
	6.019774	5.884322	-2.25%	0	2004
	4.227960	6.019774	42.38%	0	2003

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	16.503809	10.227322	-38.03%	0	2008
	16.000597	16.503809	3.14%	0	2007
	14.859913	16.000597	7.68%	0	2006
	13.782638	14.859913	7.82%	0	2005
	12.071324	13.782638	14.18%	0	2004
	10.000000	12.071324	20.71%	0	2003*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	26.335796	12.232327	-53.55%	0	2008
	21.158399	26.335796	24.47%	0	2007
	14.837361	21.158399	42.60%	0	2006
	11.561495	14.837361	28.33%	0	2005
	10.019672	11.561495	15.39%	0	2004
	7.661258	10.019672	30.78%	0	2003

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	20.429517	9.485235	-53.57%	0	2008
	16.420222	20.429517	24.42%	0	2007
	11.519963	16.420222	42.54%	0	2006
	8.981785	11.519963	28.26%	0	2005
	7.785565	8.981785	15.36%	0	2004
	5.953600	7.785565	30.77%	0	2003

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	17.142496	11.206165	-34.63%	0	2008
	16.394070	17.142496	4.57%	0	2007
	13.995070	16.394070	17.14%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class - Q/NQ	11.531636	7.033488	-39.01%	0	2008
	11.049324	11.531636	4.37%	0	2007
	10.025580	11.049324	10.21%	0	2006
	9.515057	10.025580	5.37%	0	2005
	8.452350	9.515057	12.57%	0	2004
	6.599502	8.452350	28.08%	0	2003

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.285265	5.354440	-47.94%	0	2008
	10.253745	10.285265	0.31%	0	2007
	10.000000	10.253745	2.54%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class - Q/NQ	12.006891	6.608659	-44.96%	0	2008
	10.083033	12.006891	19.08%	0	2007
	9.043805	10.083033	11.49%	0	2006
	8.179490	9.043805	10.57%	0	2005
	7.235163	8.179490	13.05%	0	2004
	5.811885	7.235163	24.49%	0	2003

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class - Q/NQ	14.019966	6.486922	-53.73%	0	2008
	13.194389	14.019966	6.26%	0	2007
	12.093088	13.194389	9.11%	0	2006
	10.538479	12.093088	14.75%	0	2005
	9.112773	10.538479	15.65%	0	2004
	6.939885	9.112773	31.31%	0	2003

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.092396	5.302021	-47.47%	0	2008
	10.077130	10.092396	0.15%	0	2007
	10.000000	10.077130	0.77%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.873439	8.308151	-15.85%	0	2008
	9.696717	9.873439	1.82%	0	2007
	9.573004	9.696717	1.29%	0	2006
	9.707882	9.573004	-1.39%	0	2005
	9.910320	9.707882	-2.04%	0	2004
	10.000000	9.910320	-0.90%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	13.448917	7.911758	-41.17%	0	2008
	13.767669	13.448917	-2.32%	0	2007
	13.456536	13.767669	2.31%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.413996	7.895143	-41.14%	0	2008
	12.826024	13.413996	4.58%	0	2007
	11.604312	12.826024	10.53%	0	2006
	11.171523	11.604312	3.87%	0	2005
	10.000000	11.171523	11.72%	0	2004*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.686759	7.294286	-31.74%	0	2008
	10.360055	10.686759	3.15%	0	2007
	10.000000	10.360055	3.60%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.350952	9.067839	-12.40%	0	2008
	10.342338	10.350952	0.08%	0	2007
	10.000000	10.342338	3.42%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	11.825777	7.053080	-40.36%	0	2008
	10.639867	11.825777	11.15%	0	2007
	10.000000	10.639867	6.40%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	11.060833	5.997264	-45.78%	0	2008
	10.171033	11.060833	8.75%	0	2007
	10.000000	10.171033	1.71%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	9.706239	5.842946	-39.80%	0	2008
	10.000000	9.706239	-2.94%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.430772	9.400540	-30.01%	0	2008
	13.399738	13.430772	0.23%	0	2007
	12.463071	13.399738	7.52%	0	2006
	12.522990	12.463071	-0.48%	0	2005
	11.702110	12.522990	7.01%	0	2004
	9.846069	11.702110	18.85%	0	2003

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.150569	7.792795	-30.11%	0	2008
	11.121185	11.150569	0.26%	0	2007
	10.344229	11.121185	7.51%	0	2006
	10.000000	10.344229	3.44%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class I - Q/NQ	33.693189	13.831355	-58.95%	0	2008
	23.813945	33.693189	41.49%	0	2007
	17.918416	23.813945	32.90%	0	2006
	13.897002	17.918416	28.94%	0	2005
	11.840925	13.897002	17.36%	0	2004
	7.370807	11.840925	60.65%	0	2003

NVIT Gartmore NVIT Emerging Markets Fund: Class III - Q/NQ	33.934109	13.907906	-59.01%	0	2008
	23.989282	33.934109	41.46%	0	2007
	18.060045	23.989282	32.83%	0	2006
	14.004972	18.060045	28.95%	0	2005
	11.931622	14.004972	17.38%	0	2004
	7.429260	11.931622	60.60%	0	2003

NVIT Gartmore NVIT Global Utilities Fund: Class III - Q/NQ	19.306640	12.591383	-34.78%	0	2008
	16.500775	19.306640	17.00%	0	2007
	12.336759	16.500775	33.75%	0	2006
	11.918937	12.336759	3.51%	0	2005
	9.436117	11.918937	26.31%	0	2004
	7.818060	9.436117	20.70%	0	2003

NVIT Gartmore NVIT International Equity Fund: Class III - Q/NQ	22.717093	11.914214	-47.55%	0	2008
	18.383846	22.717093	23.57%	0	2007
	14.224602	18.383846	29.24%	0	2006
	11.241007	14.224602	26.54%	0	2005
	10.113202	11.241007	11.15%	0	2004
	7.687861	10.113202	31.55%	0	2003

NVIT Gartmore NVIT Worldwide Leaders Fund: Class I - Q/NQ	15.695545	8.490677	-45.90%	0	2008
	13.469645	15.695545	16.53%	0	2007
	11.007543	13.469645	22.37%	0	2006
	9.488687	11.007543	16.01%	0	2005
	8.439776	9.488687	12.43%	0	2004
	6.381493	8.439776	32.25%	0	2003

NVIT Gartmore NVIT Worldwide Leaders Fund: Class III - Q/NQ	24.968926	13.510802	-45.89%	0	2008
	21.420366	24.968926	16.57%	0	2007
	17.514673	21.420366	22.30%	0	2006
	15.097895	17.514673	16.01%	0	2005
	13.428934	15.097895	12.43%	0	2004
	10.000000	13.428934	34.29%	0	2003*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	10.000000	5.084689	-49.15%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	10.000000	6.062056	-39.38%	0	2008*

NVIT NVIT Cardinal Aggressive Fund: Class II - Q/NQ	10.000000	6.292350	-37.08%	0	2008*

NVIT NVIT Cardinal Balanced Fund: Class II - Q/NQ	10.000000	7.838917	-21.61%	0	2008*

NVIT NVIT Cardinal Capital Appreciation Fund: Class II - Q/NQ	10.000000	7.124031	-28.76%	0	2008*

NVIT NVIT Cardinal Conservative Fund: Class II - Q/NQ	10.000000	8.977627	-10.22%	0	2008*

NVIT NVIT Cardinal Moderate Fund: Class II - Q/NQ	10.000000	7.478232	-25.22%	0	2008*

NVIT NVIT Cardinal Moderately Aggressive Fund: Class II - Q/NQ	10.000000	6.764627	-32.35%	0	2008*

NVIT NVIT Cardinal Moderately Conservative Fund: Class II - Q/NQ	10.000000	8.215074	-17.85%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.000000	9.758691	-2.41%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	10.000000	9.742839	-2.57%	0	2008*

NVIT NVIT Global Financial Services Fund: Class III - Q/NQ	17.085096	8.931251	-47.72%	0	2008
	17.779501	17.085096	-3.91%	0	2007
	15.199143	17.779501	16.98%	0	2006
	14.064491	15.199143	8.07%	0	2005
	11.945650	14.064491	17.74%	0	2004
	8.687538	11.945650	37.50%	0	2003

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.635178	12.182521	4.70%	0	2008
	11.172362	11.635178	4.14%	0	2007
	11.121681	11.172362	0.46%	0	2006
	11.079571	11.121681	0.38%	0	2005
	11.038626	11.079571	0.37%	0	2004
	11.133937	11.038626	-0.86%	0	2003

NVIT NVIT Growth Fund: Class I - Q/NQ	9.848792	5.867269	-40.43%	0	2008
	8.477163	9.848792	16.18%	0	2007
	8.214083	8.477163	3.20%	0	2006
	7.934219	8.214083	3.53%	0	2005
	7.547142	7.934219	5.13%	0	2004
	5.849234	7.547142	29.03%	0	2003

NVIT NVIT Health Sciences Fund: Class III- Q/NQ	13.422245	9.754077	-27.33%	0	2008
	12.197517	13.422245	10.04%	0	2007
	12.217841	12.197517	-0.17%	0	2006
	11.592275	12.217841	5.40%	0	2005
	11.058756	11.592275	4.82%	0	2004
	8.318204	11.058756	32.95%	0	2003

NVIT NVIT International Index Fund: Class VIII - Q/NQ	11.437095	6.326161	-44.69%	0	2008
	10.758307	11.437095	6.31%	0	2007
	10.000000	10.758307	7.58%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.148318	8.684887	-38.62%	0	2008
	13.739493	14.148318	2.98%	0	2007
	12.094067	13.739493	13.61%	0	2006
	11.527106	12.094067	4.92%	0	2005
	10.400290	11.527106	10.83%	0	2004
	8.113853	10.400290	28.18%	0	2003

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.084019	10.124734	-8.65%	0	2008
	10.822672	11.084019	2.41%	0	2007
	10.487114	10.822672	3.20%	0	2006
	10.443029	10.487114	0.42%	0	2005
	10.266218	10.443029	1.72%	0	2004
	9.788002	10.266218	4.89%	0	2003

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.587849	9.397013	-25.35%	0	2008
	12.258669	12.587849	2.69%	0	2007
	11.325043	12.258669	8.24%	0	2006
	11.059287	11.325043	2.40%	0	2005
	10.387269	11.059287	6.47%	0	2004
	8.901427	10.387269	16.69%	0	2003

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.566652	9.046885	-33.32%	0	2008
	13.150794	13.566652	3.16%	0	2007
	11.811103	13.150794	11.34%	0	2006
	11.347783	11.811103	4.08%	0	2005
	10.415083	11.347783	8.96%	0	2004
	8.460596	10.415083	23.10%	0	2003

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.904923	9.830579	-17.42%	0	2008
	11.571698	11.904923	2.88%	0	2007
	10.979319	11.571698	5.40%	0	2006
	10.809764	10.979319	1.57%	0	2005
	10.378140	10.809764	4.16%	0	2004
	9.390578	10.378140	10.52%	0	2003

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	14.321306	8.843928	-38.25%	0	2008
	13.700429	14.321306	4.53%	0	2007
	12.825652	13.700429	6.82%	0	2006
	11.769884	12.825652	8.97%	0	2005
	10.462838	11.769884	12.49%	0	2004
	7.993851	10.462838	30.89%	0	2003

NVIT NVIT Money Market Fund: Class I - Q/NQ	9.735239	9.656987	-0.80%	0	2008
	9.559098	9.735239	1.84%	0	2007
	9.407511	9.559098	1.61%	0	2006
	9.426258	9.407511	-0.20%	0	2005
	9.619743	9.426258	-2.01%	0	2004
	9.835321	9.619743	-2.19%	0	2003

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	12.258317	9.854736	-19.61%	0	2008
	12.055767	12.258317	1.68%	0	2007
	11.829718	12.055767	1.91%	0	2006
	11.909897	11.829718	-0.67%	0	2005
	11.501450	11.909897	3.55%	0	2004
	10.553935	11.501450	8.98%	0	2003

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	10.000000	6.024818	-39.75%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	20.745991	10.821168	-47.84%	0	2008
	20.739088	20.745991	0.03%	0	2007
	17.381100	20.739088	19.32%	0	2006
	15.956891	17.381100	8.93%	0	2005
	13.650576	15.956891	16.90%	0	2004
	10.000000	13.650576	36.51%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	10.000000	6.244736	-37.55%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	10.000000	6.229093	-37.71%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ	10.000000	6.152116	-38.48%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	10.000000	6.630696	-33.69%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.041738	5.229333	-47.92%	0	2008
	9.414637	10.041738	6.66%	0	2007
	9.384246	9.414637	0.32%	0	2006
	8.931073	9.384246	5.07%	0	2005
	8.101413	8.931073	10.24%	0	2004
	6.207447	8.101413	30.51%	0	2003

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	12.229773	8.064801	-34.06%	0	2008
	13.516037	12.229773	-9.52%	0	2007
	11.854253	13.516037	14.02%	0	2006
	11.831125	11.854253	0.20%	0	2005
	10.376786	11.831125	14.02%	0	2004
	6.805760	10.376786	52.47%	0	2003

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	14.303051	8.592740	-39.92%	0	2008
	14.410196	14.303051	-0.74%	0	2007
	13.231327	14.410196	8.91%	0	2006
	12.118555	13.231327	9.18%	0	2005
	10.474920	12.118555	15.69%	0	2004
	7.641994	10.474920	37.07%	0	2003

NVIT NVIT Nationwide Fund: Class I - Q/NQ	11.847340	6.729807	-43.20%	0	2008
	11.268563	11.847340	5.14%	0	2007
	10.201905	11.268563	10.46%	0	2006
	9.767983	10.201905	4.44%	0	2005
	9.156429	9.767983	6.68%	0	2004
	7.387404	9.156429	23.95%	0	2003

NVIT NVIT Nationwide Leaders Fund: Class III - Q/NQ	16.639441	8.095786	-51.35%	0	2008
	15.347560	16.639441	8.42%	0	2007
	13.596197	15.347560	12.88%	0	2006
	12.680496	13.596197	7.22%	0	2005
	10.983801	12.680496	15.45%	0	2004
	8.997098	10.983801	22.08%	0	2003

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.000000	9.756839	-2.43%	0	2008*

NVIT NVIT Technology and Communications Fund: Class I - Q/NQ	8.195974	4.096707	-50.02%	0	2008
	7.022285	8.195974	16.71%	0	2007
	6.498253	7.022285	8.06%	0	2006
	6.719656	6.498253	-3.29%	0	2005
	6.627360	6.719656	1.39%	0	2004
	4.392055	6.627360	50.89%	0	2003

NVIT NVIT Technology and Communications Fund: Class III - Q/NQ	13.155459	6.573656	-50.03%	0	2008
	11.262930	13.155459	16.80%	0	2007
	10.430548	11.262930	7.98%	0	2006
	10.785484	10.430548	-3.29%	0	2005
	10.640870	10.785484	1.36%	0	2004
	7.053835	10.640870	50.85%	0	2003

NVIT NVIT U.S. Growth Leaders Fund: Class III - Q/NQ	15.005728	8.567255	-42.91%	0	2008
	12.611299	15.005728	18.99%	0	2007
	13.011117	12.611299	-3.07%	0	2006
	11.951732	13.011117	8.86%	0	2005
	10.934993	11.951732	9.30%	0	2004
	7.381729	10.934993	48.14%	0	2003

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.347466	6.336820	-38.76%	0	2008
	10.888605	10.347466	-4.97%	0	2007
	9.664193	10.888605	12.67%	0	2006
	9.536734	9.664193	1.34%	0	2005
	8.350133	9.536734	14.21%	0	2004
	6.535958	8.350133	27.76%	0	2003

NVIT Van Kampen NVIT Real Estate Fund: Class I - Q/NQ	10.000000	5.539956	-44.60%	0	2008*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	9.626981	5.097652	-47.05%	0	2008
	8.677941	9.626981	10.94%	0	2007
	8.269931	8.677941	4.93%	0	2006
	8.094719	8.269931	2.16%	0	2005
	7.787678	8.094719	3.94%	0	2004
	6.118473	7.787678	27.28%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	21.442487	12.464026	-41.87%	0	2008
	20.748629	21.442487	3.34%	0	2007
	18.136480	20.748629	14.40%	0	2006
	16.317670	18.136480	11.15%	0	2005
	14.084003	16.317670	15.86%	0	2004
	10.000000	14.084003	40.84%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	14.762294	8.581803	-41.87%	0	2008
	14.287084	14.762294	3.33%	0	2007
	12.488041	14.287084	14.41%	0	2006
	11.238612	12.488041	11.12%	0	2005
	9.702830	11.238612	15.83%	0	2004
	6.979355	9.702830	39.02%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	9.479293	1.944708	-79.48%	0	2008
	10.000000	9.479293	-5.21%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	10.106755	2.094963	-79.27%	0	2008
	10.410109	10.106755	-2.91%	0	2007
	10.000000	10.410109	4.10%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	10.978937	6.565778	-40.20%	0	2008
	10.818360	10.978937	1.48%	0	2007
	9.675327	10.818360	11.81%	0	2006
	9.391908	9.675327	3.02%	0	2005
	8.827365	9.391908	6.40%	0	2004
	7.166545	8.827365	23.17%	0	2003

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	9.511102	5.747137	-39.57%	0	2008
	9.906509	9.511102	-3.99%	0	2007
	10.000000	9.906509	-0.93%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares - Q/NQ	9.852451	4.877209	-50.50%	0	2008
	9.534100	9.852451	3.34%	0	2007
	9.526496	9.534100	0.08%	0	2006
	8.724542	9.526496	9.19%	0	2005
	7.493747	8.724542	16.42%	0	2004
	6.138481	7.493747	22.08%	0	2003

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.417995	6.364333	-44.26%	0	2008
	10.444295	11.417995	9.32%	0	2007
	10.000000	10.444295	4.44%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.901157	6.752814	-38.05%	0	2008
	10.887073	10.901157	0.13%	0	2007
	10.000000	10.887073	8.87%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.377263	10.218387	-1.53%	0	2008
	10.147379	10.377263	2.27%	0	2007
	10.000000	10.147379	1.47%	0	2006*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.560867	9.217569	-12.72%	0	2008
	10.304780	10.560867	2.49%	0	2007
	10.000000	10.304780	3.05%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	18.556578	15.335483	-17.36%	0	2008
	17.923217	18.556578	3.53%	0	2007
	16.639741	17.923217	7.71%	0	2006
	15.249442	16.639741	9.12%	0	2005
	14.254376	15.249442	6.98%	0	2004
	11.468918	14.254376	24.29%	0	2003

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I - Q/NQ	12.780611	6.612566	-48.26%	0	2008
	10.720777	12.780611	19.21%	0	2007
	10.092751	10.720777	6.22%	0	2006
	8.831028	10.092751	14.29%	0	2005
	7.471677	8.831028	18.19%	0	2004
	5.422078	7.471677	37.80%	0	2003

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	22.354489	13.492837	-39.64%	0	2008
	27.737461	22.354489	-19.41%	0	2007
	20.669553	27.737461	34.19%	0	2006
	18.165507	20.669553	13.78%	0	2005
	13.701696	18.165507	32.58%	0	2004
	10.250694	13.701696	33.67%	0	2003

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R - Q/NQ	29.037096	9.947604	-65.74%	0	2008
	21.718677	29.037096	33.70%	0	2007
	16.011992	21.718677	35.64%	0	2006
	12.491325	16.011992	28.18%	0	2005
	10.000000	12.491325	24.91%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class - Q/NQ	38.341062	13.124124	-65.77%	0	2008
	28.667512	38.341062	33.74%	0	2007
	21.141424	28.667512	35.60%	0	2006
	16.476343	21.141424	28.31%	0	2005
	13.464658	16.476343	22.37%	0	2004
	8.983679	13.464658	49.88%	0	2003

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R - Q/NQ	31.123033	16.305119	-47.61%	0	2008
	22.035864	31.123033	41.24%	0	2007
	18.202394	22.035864	21.06%	0	2006
	12.349923	18.202394	47.39%	0	2005
	10.000000	12.349923	23.50%	0	2004*

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class - Q/NQ	34.923264	18.286568	-47.64%	0	2008
	24.721668	34.923264	41.27%	0	2007
	20.428335	24.721668	21.02%	0	2006
	13.855153	20.428335	47.44%	0	2005
	11.474015	13.855153	20.75%	0	2004
	8.152874	11.474015	40.74%	0	2003

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund: Investor Class - Q/NQ	11.875409	6.913974	-41.78%	0	2008
	11.459280	11.875409	3.63%	0	2007
	10.504861	11.459280	9.09%	0	2006
	10.016713	10.504861	4.87%	0	2005
	8.716891	10.016713	14.91%	0	2004
	6.545443	8.716891	33.17%	0	2003

Financial Statements

VA 9

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
AIM VIF - Basic Balanced Fund - Series I (AVB)
44,442 shares (cost $424,380 )	$302,653
AIM VIF - Basic Value Fund - Series II (AVBV2)
927,100 shares (cost $7,900,098 )	3,773,295
AIM VIF - Capital Appreciation Fund - Series I (AVCA)
5,046 shares (cost $116,047 )	85,230
AIM VIF - Capital Appreciation Fund - Series II (AVCA2)
65,574 shares (cost $1,755,902 )	1,089,178
AIM VIF - Capital Development Fund - Series II (AVCD2)
164,904 shares (cost $2,684,836 )	1,276,354
AIM VIF - Core Equity Fund - Series I (AVGI)
15,284 shares (cost $386,370 )	301,866
AIM VIF - Core Equity Fund - Series II (AVCE2)
64,001 shares (cost $1,556,109 )	1,255,694
AIM VIF - Global Health Care Fund - Series I (IVHS)
6,411 shares (cost $115,368 )	79,948
AIM VIF - Global Real Estate Fund - Series I (IVRE)
22,984 shares (cost $434,593 )	212,140
AIM VIF - Large Cap Growth Fund - Series I (AVLCG)
32,103 shares (cost $419,755 )	313,971
AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)
118,574 shares (cost $2,651,277 )	1,537,905
AllianceBernstein VPS - Large Cap Growth Portfolio - Class B (ALVPGB)
90,738 shares (cost $2,120,143 )	1,636,010
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)
434,276 shares (cost $6,098,320 )	4,286,304
American Century VP - Income & Growth Fund - Class I (ACVIG)
15,733,970 shares (cost $103,041,128 )	75,837,735
American Century VP - Income & Growth Fund - Class II (ACVIG2)
339,037 shares (cost $2,307,870 )	1,630,766
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
6,756,524 shares (cost $71,062,201 )	66,889,589
American Century VP - International Fund - Class I (ACVI)
6,018,544 shares (cost $41,412,558 )	35,750,154
American Century VP - International Fund - Class III (ACVI3)
5,167,114 shares (cost $39,249,447 )	30,692,659
American Century VP - Mid Cap Value Fund - Class I (ACVMV1)
1,108,836 shares (cost $13,549,011 )	10,844,414
American Century VP - Mid Cap Value Fund - Class II (ACVMV2)
31,704 shares (cost $434,300 )	309,746
American Century VP - Ultra(R) Fund - Class I (ACVU1)
755,352 shares (cost $8,484,113 )	4,577,431
American Century VP - Ultra(R) Fund - Class II (ACVU2)
163,056 shares (cost $1,522,210 )	976,705
American Century VP - Value Fund - Class I (ACVV)
42,280,601 shares (cost $310,578,685 )	197,873,211

(Continued)

2

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

American Century VP - Value Fund - Class II (ACVV2)
900,432 shares (cost $6,706,739 )	$4,214,020
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
562,808 shares (cost $10,730,660 )	6,061,447
American Century VP - Vista(SM) Fund - Class II (ACVVS2)
25,624 shares (cost $519,885 )	274,430
BB&T Variable Insurance Funds - Capital Manager Equity Fund (BBCMAG)
186,122 shares (cost $1,638,194 )	884,080
BB&T Variable Insurance Funds - Large Cap Fund (BBGI)
322,592 shares (cost $4,336,201 )	2,093,625
BB&T Variable Insurance Funds - Mid Cap Growth Fund (BBCA)
161,215 shares (cost $2,056,985 )	1,112,381
Credit Suisse Trust - Global Small Cap Portfolio (WVCP)
130,904 shares (cost $1,242,840 )	963,454
Credit Suisse Trust - International Focus Portfolio (WIEP)
358,524 shares (cost $3,220,136 )	3,287,660
Credit Suisse Trust - Large Cap Value Portfolio (WGIP)
614,281 shares (cost $8,109,055 )	4,643,963
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
2,905,936 shares (cost $42,264,523 )	30,105,498
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
14,586,788 shares (cost $384,825,171 )	335,204,387
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
2,040,483 shares (cost $73,303,706 )	58,929,148
Dreyfus VIF - Appreciation Portfolio - Service Class (DCAPS)
72,557 shares (cost $2,528,798 )	2,082,398
Dreyfus VIF - Developing Leaders Portfolio - Initial Class (DSC)
6,503 shares (cost $244,245 )	123,615
Dreyfus VIF - International Value Portfolio - Initial Class (DVIV)
26,810 shares (cost $370,361 )	235,662
Federated IS - American Leaders Fund II - Service Class (FALFS)
24,921 shares (cost $400,305 )	201,609
Federated IS - Capital Appreciation Fund II - Service Class (FCA2S)
120,658 shares (cost $621,790 )	612,944
Federated IS - High Income Bond II - Service Class (FHIBS)
542,755 shares (cost $3,899,218 )	2,719,204
Federated IS - Market Opportunity Fund II - Service Class (FVMOS)
462,036 shares (cost $4,607,658 )	4,620,356
Federated IS - Quality Bond Fund II - Primary Class (FQB)
16,086,800 shares (cost $183,020,405 )	160,867,997
Federated IS - Quality Bond Fund II - Service Class (FQBS)
642,598 shares (cost $7,271,049 )	6,393,853
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
20,326,270 shares (cost $453,969,758 )	267,087,187
Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)
544,719 shares (cost $12,312,229 )	7,081,350
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
6,988,557 shares (cost $193,352,074 )	164,021,424

(Continued)

3

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)
122,128 shares (cost $3,833,346 )	$2,846,793
Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)
14,870,175 shares (cost $90,892,248 )	58,588,489
Fidelity(R) VIP - High Income Portfolio - Service Class R (FHISR)
6,220,734 shares (cost $30,545,874 )	24,447,486
Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)
1,892,867 shares (cost $30,720,452 )	22,941,544
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)
430,923 shares (cost $7,950,276 )	5,162,454
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
3,469,102 shares (cost $68,033,797 )	41,976,139
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
23,136,637 shares (cost $587,838,303 )	354,684,647
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)
648,974 shares (cost $17,027,682 )	9,825,474
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
4,666,778 shares (cost $57,359,749 )	54,834,637
Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)
1,927,050 shares (cost $28,760,574 )	19,212,681
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
1,359,541 shares (cost $41,997,609 )	24,920,389
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)
433,354 shares (cost $12,741,435 )	7,852,371
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
2,195,334 shares (cost $25,800,460 )	10,801,043
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FVSS2)
202,927 shares (cost $2,371,912 )	1,006,520
Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)
1,770,936 shares (cost $41,378,614 )	20,188,667
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)
978,820 shares (cost $10,988,799 )	8,055,688
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2,714 shares (cost $29,353 )	22,286
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)
678,910 shares (cost $7,734,887 )	5,227,611
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
9,328 shares (cost $102,657 )	71,734
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)
333,084 shares (cost $4,036,664 )	2,371,557
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
41,120 shares (cost $478,952 )	292,361
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)
844,813 shares (cost $11,522,775 )	5,085,771
Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)
4,219 shares (cost $58,819 )	45,400
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
902,929 shares (cost $16,245,942 )	9,661,339

(Continued)

4

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
182,282 shares (cost $1,118,907 )	$1,022,600
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)
2,472,316 shares (cost $41,531,265 )	42,251,873
Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)
3,036,346 shares (cost $52,502,803 )	34,432,159
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 2 (FTVRD2)
48,279 shares (cost $878,062 )	662,394
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)
1,403,695 shares (cost $20,771,327 )	14,808,983
Ivy Fund VIP, Inc. - Asset Strategy (WRASP)
27,576,526 shares (cost $226,250,078 )	228,192,994
Ivy Fund VIP, Inc. - Balanced (WRBP)
8,086,900 shares (cost $56,170,490 )	62,236,779
Ivy Fund VIP, Inc. - Bond (WRBDP)
22,286,170 shares (cost $120,957,147 )	118,945,746
Ivy Fund VIP, Inc. - Core Equity (WRCEP)
16,986,438 shares (cost $166,643,205 )	137,775,299
Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)
4,780,960 shares (cost $31,658,463 )	24,437,400
Ivy Fund VIP, Inc. - Energy (WRENG)
2,053,947 shares (cost $13,152,790 )	7,688,743
Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)
7,527,101 shares (cost $52,697,235 )	24,916,211
Ivy Fund VIP, Inc. - Growth (WRGP)
20,108,473 shares (cost $154,762,859 )	151,877,285
Ivy Fund VIP, Inc. - High Income (WRHIP)
22,919,059 shares (cost $75,885,341 )	56,933,235
Ivy Fund VIP, Inc. - International Growth (WRIP)
7,209,211 shares (cost $45,818,463 )	43,291,314
Ivy Fund VIP, Inc. - International Value (WRI2P)
1,403,279 shares (cost $29,906,964 )	17,486,675
Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)
252,255 shares (cost $4,801,693 )	2,803,107
Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)
2,094,414 shares (cost $13,654,273 )	9,436,594
Ivy Fund VIP, Inc. - Money Market (WRMMP)
67,549,413 shares (cost $67,549,413 )	67,549,413
Ivy Fund VIP, Inc. - Mortgage Securities (WRMSP)
1,474,089 shares (cost $7,423,474 )	6,466,975
Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)
2,297,627 shares (cost $17,657,851 )	9,888,987
Ivy Fund VIP, Inc. - Science and Technology (WRSTP)
6,561,115 shares (cost $85,294,387 )	74,961,393
Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)
10,461,541 shares (cost $88,879,579 )	63,745,310
Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)
757,168 shares (cost $11,366,019 )	7,788,765

(Continued)

5

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Ivy Fund VIP, Inc. - Value (WRVP)
14,959,379 shares (cost $83,663,314 )	$62,136,771
Janus Aspen Series - Balanced Portfolio - Service Class (JABS)
3,849 shares (cost $101,638 )	91,405
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
4,661,549 shares (cost $131,306,981 )	105,910,395
Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)
4,968,938 shares (cost $18,150,825 )	14,409,920
Janus Aspen Series - Global Technology Portfolio - Service II Class (JAGTS2)
2,934,592 shares (cost $11,972,229 )	8,686,391
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
203,122 shares (cost $2,514,640 )	1,608,724
Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)
2,085,367 shares (cost $58,964,638 )	54,240,414
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
2,355,447 shares (cost $114,319,102 )	61,594,931
JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)
617,925 shares (cost $17,381,448 )	11,691,148
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
2,719,203 shares (cost $34,839,207 )	29,122,660
MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)
21,200 shares (cost $192,989 )	147,338
MFS(R) VIT - Mid Cap Growth Series - Service Class (MMCGSC)
406,121 shares (cost $2,324,340 )	1,299,589
MFS(R) VIT - New Discovery Series - Service Class (MNDSC)
87,838 shares (cost $1,206,265 )	703,583
MFS(R) VIT - Value Series - Service Class (MVFSC)
2,969,090 shares (cost $41,408,319 )	28,711,100
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
2,398,822 shares (cost $44,787,366 )	31,208,668
Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
3,212,831 shares (cost $35,786,312 )	30,618,281
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
1,308,465 shares (cost $30,989,439 )	19,548,467
Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
648,571 shares (cost $42,024,121 )	23,964,700
Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
282,712 shares (cost $10,993,955 )	7,421,189
Nationwide VIT - Cardinal Aggressive Fund - Class II (NVCRA2)
196,846 shares (cost $1,747,545 )	1,293,279
Nationwide VIT - Cardinal Balanced Fund - Class II (NVCRB2)
374,309 shares (cost $3,404,779 )	3,035,647
Nationwide VIT - Cardinal Capital Appreciation Fund - Class II (NVCCA2)
561,608 shares (cost $5,315,007 )	4,172,747
Nationwide VIT - Cardinal Conservative Fund - Class II (NVCCN2)
285,407 shares (cost $2,713,751 )	2,605,762
Nationwide VIT - Cardinal Moderate Fund - Class II (NVCMD2)
722,963 shares (cost $6,677,177 )	5,617,423

(Continued)

6

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
321,077 shares (cost $2,866,720 )	$2,273,226
Nationwide VIT - Cardinal Moderately Conservative Fund - Class II (NVCMC2)
439,703 shares (cost $3,857,125 )	3,724,287
Nationwide VIT - Core Bond Fund - Class I (NVCBD1)
119,879 shares (cost $1,154,348 )	1,161,626
Nationwide VIT - Core Bond Fund - Class II (NVCBD2)
10,387 shares (cost $98,978 )	100,443
Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)
6,837,767 shares (cost $53,519,784 )	34,120,456
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
7,774,271 shares (cost $46,822,228 )	38,715,872
Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)
244,758 shares (cost $3,225,054 )	1,725,545
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
5,702,904 shares (cost $93,011,695 )	40,091,418
Nationwide VIT - Gartmore Emerging Markets Fund - Class VI (GEM6)
98,817 shares (cost $1,594,301 )	694,680
Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)
2,936 shares (cost $33,993 )	22,842
Nationwide VIT - Gartmore Global Utilities Fund - Class III (GVGU)
2,032,722 shares (cost $22,862,045 )	15,875,558
Nationwide VIT - Gartmore International Equity Fund - Class I (GIG)
130,482 shares (cost $1,038,523 )	815,508
Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3)
3,896,217 shares (cost $45,037,855 )	24,390,316
Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)
4,808 shares (cost $54,378 )	30,048
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (GEF)
972,598 shares (cost $7,999,331 )	8,033,657
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class III (GEF3)
758,555 shares (cost $11,721,623 )	6,265,661
Nationwide VIT - Global Financial Services Fund - Class I (GVGF1)
585 shares (cost $6,845 )	3,352
Nationwide VIT - Global Financial Services Fund - Class III (GVGFS)
787,539 shares (cost $7,798,692 )	4,512,598
Nationwide VIT - Government Bond Fund - Class I (GBF)
33,673,103 shares (cost $390,798,342 )	404,413,966
Nationwide VIT - Government Bond Fund - Class II (GBF2)
1,090,853 shares (cost $12,893,269 )	13,057,505
Nationwide VIT - Growth Fund - Class I (CAF)
2,971,396 shares (cost $28,628,685 )	26,326,564
Nationwide VIT - Health Sciences Fund - Class I (GVGH1)
8,353 shares (cost $87,130 )	67,489
Nationwide VIT - Health Sciences Fund - Class III (GVGHS)
2,235,663 shares (cost $24,865,005 )	18,108,869
Nationwide VIT - International Index Fund - Class VIII (GVIX8)
282,518 shares (cost $3,175,112 )	1,825,069

(Continued)

7

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
6,889,431 shares (cost $79,289,646 )	$47,468,181
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
7,756,553 shares (cost $79,453,744 )	71,903,250
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
32,800,602 shares (cost $357,574,693 )	277,493,094
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
18,659,752 shares (cost $216,291,318 )	148,531,625
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
12,521,526 shares (cost $134,830,282 )	110,815,502
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)
8,216,065 shares (cost $74,399,187 )	57,512,455
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class II (NVLCP2)
56,533 shares (cost $542,264 )	552,326
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
1,460,563 shares (cost $37,738,158 )	25,603,675
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
9,876,379 shares (cost $163,060,904 )	111,109,268
Nationwide VIT - Money Market Fund - Class I (SAM)
687,916,991 shares (cost $687,916,991 )	687,916,991
Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)
603,677 shares (cost $5,706,895 )	3,869,570
Nationwide VIT - Multi-Manager International Value Fund - Class II (GVDIV2)
299 shares (cost $4,060 )	2,301
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
2,732,619 shares (cost $44,045,268 )	21,041,167
Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6)
113,686 shares (cost $1,824,035 )	871,968
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
8,322 shares (cost $69,816 )	56,093
Nationwide VIT - Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
14,192 shares (cost $90,142 )	93,808
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
232,710 shares (cost $2,343,162 )	1,535,885
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
434,382 shares (cost $4,267,583 )	3,071,081
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2,808,457 shares (cost $45,262,892 )	27,101,614
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
62,098 shares (cost $863,405 )	589,306
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
18,280,045 shares (cost $213,181,054 )	121,013,895
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)
200,300 shares (cost $2,321,537 )	1,309,963
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
10,963,156 shares (cost $231,829,230 )	117,963,568
Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)
244,571 shares (cost $4,963,394 )	2,575,337

(Continued)

8

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT - Nationwide Fund - Class I (TRF)
18,882,980 shares (cost $189,016,522 )	$123,117,025
Nationwide VIT - Nationwide Fund - Class II (TRF2)
103,272 shares (cost $1,048,061 )	671,270
Nationwide VIT - Nationwide Leaders Fund - Class I (GVUS1)
283 shares (cost $3,549 )	1,830
Nationwide VIT - Nationwide Leaders Fund - Class III (GVUSL)
933,279 shares (cost $12,652,803 )	6,047,648
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)
23,642 shares (cost $159,260 )	130,978
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)
996,609 shares (cost $8,982,376 )	6,418,163
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
210,721 shares (cost $2,077,026 )	2,058,749
Nationwide VIT - Technology and Communications Fund - Class I (GGTC)
336,254 shares (cost $1,202,064 )	749,846
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
1,731,731 shares (cost $7,734,166 )	3,896,394
Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)
50,936 shares (cost $533,848 )	303,581
Nationwide VIT - U.S. Growth Leaders Fund - Class III (GVUGL)
1,286,594 shares (cost $13,482,228 )	7,732,431
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)
4,651,503 shares (cost $47,183,608 )	32,514,006
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
10,155,263 shares (cost $96,214,380 )	74,336,525
Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)
153,315 shares (cost $1,101,694 )	875,426
Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)
3,134,162 shares (cost $42,587,138 )	39,020,323
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
218,809 shares (cost $2,826,370 )	1,595,118
Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)
4,128,211 shares (cost $72,559,960 )	66,629,324
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
6,427,597 shares (cost $109,597,918 )	45,700,215
Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
261,501 shares (cost $4,614,815 )	2,411,039
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
128,053 shares (cost $1,582,712 )	1,069,245
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
365,312 shares (cost $5,987,798 )	3,430,280
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
4,978,958 shares (cost $149,875,348 )	127,809,828
Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)
119,235 shares (cost $3,845,266 )	3,030,942
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
4,518,018 shares (cost $133,285,852 )	91,896,495

(Continued)

9

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
3,273,864 shares (cost $74,251,773 )	$66,164,787
Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)
149,060 shares (cost $3,153,008 )	2,984,184
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
209,838 shares (cost $972,994 )	329,445
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
81,313 shares (cost $650,571 )	128,474
Oppenheimer VAF - High Income Fund - Service Class (OVHIS)
14,768 shares (cost $122,482 )	23,334
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
548,070 shares (cost $9,286,117 )	5,836,946
Oppenheimer VAF - Main Street Small Cap Fund(R) - Service Class (OVSCS)
13,375 shares (cost $215,472 )	140,971
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
8,268,138 shares (cost $148,182,945 )	120,384,089
Oppenheimer VAF - Main Street(R) - Service Class (OVGIS)
209,304 shares (cost $4,044,328 )	3,018,169
Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)
1,932,709 shares (cost $76,450,679 )	53,226,795
Oppenheimer VAF - Strategic Bond Fund - Service Class (OVSBS)
914,691 shares (cost $4,860,661 )	4,170,990
PIMCO VIT - Real Return Portfolio - Administrative Class (PMVRRA)
59,978 shares (cost $766,424 )	675,357
PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)
172,109 shares (cost $1,814,254 )	1,774,447
Putnam VT - Growth and Income Fund - Class IB (PVGIB)
1,113 shares (cost $26,094 )	12,769
Royce Capital Fund - Micro Cap Portfolio (ROCMC)
72,355 shares (cost $837,430 )	436,300
SBL Fund - Series D (Global Series) (SBLD)
22,471 shares (cost $242,850 )	166,288
SBL Fund - Series J (Mid Cap Growth Series) (SBLJ)
3,570 shares (cost $91,254 )	60,010
SBL Fund - Series N (Managed Asset Allocation Series) (SBLN)
7,456 shares (cost $140,493 )	106,768
SBL Fund - Series O (All Cap Value Series) (SBLO)
57,399 shares (cost $1,141,871 )	825,970
SBL Fund - Series P (High Yield Series) (SBLP)
9,633 shares (cost $180,141 )	129,367
SBL Fund - Series Q (Small Cap Value Series) (SBLQ)
26,020 shares (cost $716,763 )	460,558
SBL Fund - Series V (Mid Cap Value Series) (SBLV)
38,931 shares (cost $1,819,651 )	1,326,758
SBL Fund - Series X (Small Cap Growth Series) (SBLX)
2,101 shares (cost $28,629 )	22,560
SBL Fund - Series Y (Select 25 Series) (SBLY)
2,266 shares (cost $16,036 )	14,500

(Continued)

10

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)
1,749,954 shares (cost $18,798,634 )	$11,724,694
T. Rowe Price Equity Income Portfolio - II (TREI2)
1,044,984 shares (cost $23,994,562 )	14,953,719
T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)
3,439,239 shares (cost $16,935,823 )	16,611,523
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2,025,391 shares (cost $47,816,918 )	40,224,259
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
4,902 shares (cost $119,429 )	96,610
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Class R1 (VWEMR)
1,442,242 shares (cost $22,731,971 )	8,465,959
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)
1,825,543 shares (cost $30,182,862 )	10,734,188
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Class R1 (VWHAR)
1,198,044 shares (cost $39,822,073 )	22,451,353
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)
590,500 shares (cost $14,755,653 )	11,071,873
Van Kampen LIT - Capital Growth Portfolio - Class II (ACEG2)
70,630 shares (cost $1,583,409 )	1,194,359
Van Kampen LIT - Comstock Portfolio - Class II (ACC2)
1,032,402 shares (cost $12,001,570 )	8,486,348
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)
775,807 shares (cost $7,879,149 )	7,688,249
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (MSVF2)
89,284 shares (cost $1,006,945 )	875,878
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)
2,027,026 shares (cost $16,303,269 )	13,114,860
Van Kampen UIF - Mid Cap Growth Portfolio- Class I (MSVMG)
1,633,543 shares (cost $20,311,821 )	9,490,884
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
11,658,279 shares (cost $216,795,194 )	95,714,470
Victory VIF - Diversified Stock Fund - Class A (VYDS)
850,261 shares (cost $8,622,370 )	5,917,818
Wells Fargo AVT - Opportunity Fund(SM) (SVOF)
6,667,207 shares (cost $120,782,239 )	67,738,819

Total Investments	7,651,699,355

Total Assets	7,651,699,355
Liabilities
Accounts Payable - Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)	7,435
Other Payables	85,213

$7,651,606,707

Contract Owners’ Equity:
Accumulation units	7,583,928,213
Contracts in payout (annuitization) period	67,678,494

Total Contract Owners’ Equity (note 5)	$7,651,606,707

See accompanying notes to financial statements.

11

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	AVB	AVBV2	AVCA	AVCA2	AVCD2	AVGI	AVCE2
Reinvested dividends	$201,625,832	19,698	30,297	-	-	-	8,619	31,101
Mortality and expense risk charges (note 2)	(132,702,159)	(5,937)	(107,110)	(1,795)	(26,594)	(30,464)	(6,870)	(27,042)

Net investment income (loss)	68,923,673	13,761	(76,813)	(1,795)	(26,594)	(30,464)	1,749	4,059

Proceeds from mutual fund shares sold	3,882,482,842	134,801	4,407,678	34,038	688,156	2,014,852	172,902	285,653
Cost of mutual fund shares sold	(3,740,722,737)	(108,941)	(4,913,040)	(30,959)	(723,744)	(2,784,399)	(165,264)	(280,576)

Realized gain (loss) on investments	141,760,105	25,860	(505,362)	3,079	(35,588)	(769,547)	7,638	5,077
Change in unrealized gain (loss) on investments	(4,994,288,537)	(244,254)	(4,720,063)	(78,127)	(806,991)	(916,556)	(179,854)	(523,309)

Net gain (loss) on investments	(4,852,528,432)	(218,394)	(5,225,425)	(75,048)	(842,579)	(1,686,103)	(172,216)	(518,232)

Reinvested capital gains	614,502,928	-	1,178,385	-	-	274,055	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,169,101,831)	(204,633)	(4,123,853)	(76,843)	(869,173)	(1,442,512)	(170,467)	(514,173)

Investment Activity:	IVHS	IVRE	AVLCG	ALVGIB	ALVPGB	ALVSVB	ACVIG	ACVIG2
Reinvested dividends	$-	18,128	51	43,589	-	17,153	2,465,574	46,542
Mortality and expense risk charges (note 2)	(773)	(3,659)	(5,658)	(44,660)	(43,769)	(82,637)	(1,344,481)	(46,492)

Net investment income (loss)	(773)	14,469	(5,607)	(1,071)	(43,769)	(65,484)	1,121,093	50

Proceeds from mutual fund shares sold	32,845	169,993	97,401	602,439	552,351	2,873,932	34,366,810	1,035,123
Cost of mutual fund shares sold	(29,703)	(260,874)	(84,502)	(698,644)	(429,391)	(3,433,066)	(27,927,007)	(868,127)

Realized gain (loss) on investments	3,142	(90,881)	12,899	(96,205)	122,960	(559,134)	6,439,803	166,996
Change in unrealized gain (loss) on investments	(43,543)	(126,275)	(210,842)	(1,648,837)	(1,292,206)	(2,477,429)	(69,775,284)	(1,552,658)

Net gain (loss) on investments	(40,401)	(217,156)	(197,943)	(1,745,042)	(1,169,246)	(3,036,563)	(63,335,481)	(1,385,662)

Reinvested capital gains	20,469	28,017	-	449,753	-	403,989	14,770,934	321,760

Net increase (decrease) in contract owners’ equity resulting from operations	$(20,705)	(174,670)	(203,550)	(1,296,360)	(1,213,015)	(2,698,058)	(47,443,454)	(1,063,852)

(Continued)

12

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU1	ACVU2	ACVV
Reinvested dividends	$3,544,950	528,450	459,655	11,217	234	-	-	7,110,662
Mortality and expense risk charges (note 2)	(861,565)	(664,495)	(632,805)	(155,584)	(5,200)	(94,521)	(25,716)	(3,292,462)

Net investment income (loss)	2,683,385	(136,045)	(173,150)	(144,367)	(4,966)	(94,521)	(25,716)	3,818,200

Proceeds from mutual fund shares sold	29,628,098	18,441,673	15,980,804	20,134,149	55,813	9,550,881	186,593	96,759,088
Cost of mutual fund shares sold	(30,609,840)	(13,005,196)	(9,150,072)	(23,394,184)	(64,194)	(9,625,356)	(175,250)	(112,394,140)

Realized gain (loss) on investments	(981,742)	5,436,477	6,830,732	(3,260,035)	(8,381)	(74,475)	11,343	(15,635,052)
Change in unrealized gain (loss) on investments	(5,011,522)	(45,224,268)	(41,306,793)	(1,609,587)	(82,441)	(5,487,492)	(963,949)	(110,623,679)

Net gain (loss) on investments	(5,993,264)	(39,787,791)	(34,476,061)	(4,869,622)	(90,822)	(5,561,967)	(952,606)	(126,258,731)

Reinvested capital gains	-	6,207,427	5,399,322	-	-	1,367,195	228,647	37,750,498

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,309,879)	(33,716,409)	(29,249,889)	(5,013,989)	(95,788)	(4,289,293)	(749,675)	(84,690,033)

Investment Activity:	ACVV2	ACVVS1	ACVVS2	BBCMAG	BBGI	BBCA	WVCP	WIEP
Reinvested dividends	$139,520	-	-	19,198	54,198	-	29,674	85,539
Mortality and expense risk charges (note 2)	(105,895)	(185,543)	(7,165)	(19,838)	(46,197)	(32,507)	(17,633)	(51,099)

Net investment income (loss)	33,625	(185,543)	(7,165)	(640)	8,001	(32,507)	12,041	34,440

Proceeds from mutual fund shares sold	1,535,582	33,876,148	56,563	536,794	1,467,805	1,253,047	566,430	1,119,431
Cost of mutual fund shares sold	(1,761,515)	(38,519,931)	(58,266)	(513,162)	(1,425,708)	(854,227)	(485,561)	(726,278)

Realized gain (loss) on investments	(225,933)	(4,643,783)	(1,703)	23,632	42,097	398,820	80,869	393,153
Change in unrealized gain (loss) on investments	(2,455,562)	(6,940,815)	(277,587)	(987,215)	(2,360,377)	(2,399,080)	(1,098,985)	(2,977,267)

Net gain (loss) on investments	(2,681,495)	(11,584,598)	(279,290)	(963,583)	(2,318,280)	(2,000,260)	(1,018,116)	(2,584,114)

Reinvested capital gains	791,520	937,197	22,132	315,512	715,977	445,954	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,856,350)	(10,832,944)	(264,323)	(648,711)	(1,594,302)	(1,586,813)	(1,006,075)	(2,549,674)

(Continued)

13

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	WGIP	DVSCS	DSIF	DCAP	DCAPS	DSC	DVIV	FALFS
Reinvested dividends	$193,523	309,635	10,480,556	1,691,911	50,229	3,421	10,179	4,616
Mortality and expense risk charges (note 2)	(70,655)	(435,276)	(5,794,109)	(923,470)	(53,539)	(5,005)	(4,921)	(6,227)

Net investment income (loss)	122,868	(125,641)	4,686,447	768,441	(3,310)	(1,584)	5,258	(1,611)

Proceeds from mutual fund shares sold	1,878,829	23,537,410	138,986,910	26,345,659	517,952	246,816	109,367	165,934
Cost of mutual fund shares sold	(2,098,602)	(31,501,187)	(128,147,979)	(23,593,093)	(413,670)	(249,972)	(88,266)	(228,186)

Realized gain (loss) on investments	(219,773)	(7,963,777)	10,838,931	2,752,566	104,282	(3,156)	21,101	(62,252)
Change in unrealized gain (loss) on investments	(3,569,481)	(12,699,776)	(242,978,746)	(37,321,094)	(1,329,441)	(108,755)	(270,718)	(168,143)

Net gain (loss) on investments	(3,789,254)	(20,663,553)	(232,139,815)	(34,568,528)	(1,225,159)	(111,911)	(249,617)	(230,395)

Reinvested capital gains	617,366	5,358,539	-	6,302,421	217,910	20,497	77,762	89,742

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,049,020)	(15,430,655)	(227,453,368)	(27,497,666)	(1,010,559)	(92,998)	(166,597)	(142,264)

Investment Activity:	FCA2S	FHIBS	FVMOS	FQB	FQBS	FEIS	FEI2	FGS
Reinvested dividends	$172	376,295	83,736	11,180,317	374,640	9,508,631	239,641	1,853,491
Mortality and expense risk charges (note 2)	(16,499)	(71,637)	(55,807)	(2,488,851)	(137,562)	(5,296,081)	(209,728)	(3,294,531)

Net investment income (loss)	(16,327)	304,658	27,929	8,691,466	237,078	4,212,550	29,913	(1,441,040)

Proceeds from mutual fund shares sold	181,969	2,123,290	6,649,787	75,654,322	1,815,220	141,298,611	2,646,630	97,708,908
Cost of mutual fund shares sold	(124,387)	(2,429,506)	(7,141,862)	(81,739,493)	(1,999,634)	(144,323,145)	(2,458,927)	(78,634,013)

Realized gain (loss) on investments	57,582	(306,216)	(492,075)	(6,085,171)	(184,414)	(3,024,534)	187,703	19,074,895
Change in unrealized gain (loss) on investments	(362,868)	(1,125,283)	10,775	(19,282,293)	(744,969)	(236,726,233)	(6,308,647)	(188,540,707)

Net gain (loss) on investments	(305,286)	(1,431,499)	(481,300)	(25,367,464)	(929,383)	(239,750,767)	(6,120,944)	(169,465,812)

Reinvested capital gains	19,715	-	-	-	-	514,978	12,641	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(301,898)	(1,126,841)	(453,371)	(16,675,998)	(692,305)	(235,023,239)	(6,078,390)	(170,906,852)

(Continued)

14

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FG2	FHIS	FHISR	FOS	FO2R	FOSR	FCS	FC2
Reinvested dividends	$26,049	6,593,024	1,927,512	866,002	185,240	1,597,648	4,658,258	114,146
Mortality and expense risk charges (note 2)	(88,676)	(1,022,773)	(300,299)	(410,602)	(164,100)	(857,686)	(6,751,899)	(284,091)

Net investment income (loss)	(62,627)	5,570,251	1,627,213	455,400	21,140	739,962	(2,093,641)	(169,945)

Proceeds from mutual fund shares sold	970,607	36,535,050	36,744,436	10,527,518	2,133,795	23,768,426	162,812,635	3,427,041
Cost of mutual fund shares sold	(645,214)	(41,574,952)	(40,729,983)	(7,912,362)	(1,415,207)	(21,220,977)	(144,999,550)	(2,902,558)

Realized gain (loss) on investments	325,393	(5,039,902)	(3,985,547)	2,615,156	718,588	2,547,449	17,813,085	524,483
Change in unrealized gain (loss) on investments	(3,061,729)	(23,551,722)	(3,827,678)	(28,627,790)	(6,814,774)	(52,561,281)	(342,025,884)	(9,186,346)

Net gain (loss) on investments	(2,736,336)	(28,591,624)	(7,813,225)	(26,012,634)	(6,096,186)	(50,013,832)	(324,212,799)	(8,661,863)

Reinvested capital gains	-	-	-	4,945,362	1,139,337	9,580,938	18,511,927	482,988

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,798,963)	(23,021,373)	(6,186,012)	(20,611,872)	(4,935,709)	(39,692,932)	(307,794,513)	(8,348,820)

Investment Activity:	FIGBS	FGOS	FMCS	FMC2	FVSS	FVSS2	FNRS2	FF10S
Reinvested dividends	$2,715,477	117,397	128,500	29,564	124,354	9,024	-	276,186
Mortality and expense risk charges (note 2)	(755,226)	(408,404)	(449,942)	(226,497)	(253,334)	(34,194)	(533,285)	(116,722)

Net investment income (loss)	1,960,251	(291,007)	(321,442)	(196,933)	(128,980)	(25,170)	(533,285)	159,464

Proceeds from mutual fund shares sold	20,813,889	14,000,442	13,716,245	2,698,402	9,793,801	497,699	24,559,010	4,111,162
Cost of mutual fund shares sold	(21,590,190)	(12,439,294)	(17,710,278)	(1,925,654)	(14,086,703)	(752,126)	(27,148,601)	(5,004,206)

Realized gain (loss) on investments	(776,301)	1,561,148	(3,994,033)	772,748	(4,292,902)	(254,427)	(2,589,591)	(893,044)
Change in unrealized gain (loss) on investments	(4,238,529)	(28,851,921)	(19,917,178)	(8,622,741)	(13,916,186)	(1,338,765)	(27,519,089)	(2,834,252)

Net gain (loss) on investments	(5,014,830)	(27,290,773)	(23,911,211)	(7,849,993)	(18,209,088)	(1,593,192)	(30,108,680)	(3,727,296)

Reinvested capital gains	53,666	-	5,975,426	2,176,437	5,056,892	426,394	1,407,632	397,980

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,000,913)	(27,581,780)	(18,257,227)	(5,870,489)	(13,281,176)	(1,191,968)	(29,234,333)	(3,169,852)

(Continued)

15

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FTVDM3	TIF2	TIF3
Reinvested dividends	$726	170,533	2,213	71,194	8,292	326,215	1,551	374,563
Mortality and expense risk charges (note 2)	(345)	(76,880)	(1,182)	(36,851)	(5,975)	(140,845)	(877)	(164,449)

Net investment income (loss)	381	93,653	1,031	34,343	2,317	185,370	674	210,114

Proceeds from mutual fund shares sold	18,286	3,069,394	9,111	1,080,407	87,212	13,848,989	24,724	4,851,231
Cost of mutual fund shares sold	(17,669)	(3,501,979)	(9,585)	(1,233,327)	(115,036)	(16,534,213)	(17,018)	(5,789,449)

Realized gain (loss) on investments	617	(432,585)	(474)	(152,920)	(27,824)	(2,685,224)	7,706	(938,218)
Change in unrealized gain (loss) on investments	(9,661)	(2,482,108)	(33,780)	(1,629,441)	(190,095)	(8,166,063)	(48,524)	(7,688,911)

Net gain (loss) on investments	(9,044)	(2,914,693)	(34,254)	(1,782,361)	(217,919)	(10,851,287)	(40,818)	(8,627,129)

Reinvested capital gains	1,188	358,206	3,596	228,388	26,641	2,366,707	6,350	1,445,923

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,475)	(2,462,834)	(29,627)	(1,519,630)	(188,961)	(8,299,210)	(33,794)	(6,971,092)

Investment Activity:	FTVFA2	FTVGI3	FTVIS2	FTVRD2	FTVSV2	WRASP	WRBP	WRBDP
Reinvested dividends	$28,398	1,770,260	2,980,720	16,309	215,463	1,236,892	77,630	109,249
Mortality and expense risk charges (note 2)	(3,969)	(539,128)	(633,281)	(13,831)	(211,421)	(3,849,184)	(1,026,723)	(1,568,991)

Net investment income (loss)	24,429	1,231,132	2,347,439	2,478	4,042	(2,612,292)	(949,093)	(1,459,742)

Proceeds from mutual fund shares sold	591,968	17,429,669	25,118,654	206,244	18,408,925	41,025,372	18,534,450	22,227,676
Cost of mutual fund shares sold	(704,829)	(16,139,734)	(29,046,526)	(200,203)	(24,172,184)	(24,805,783)	(14,402,308)	(23,306,003)

Realized gain (loss) on investments	(112,861)	1,289,935	(3,927,872)	6,041	(5,763,259)	16,219,589	4,132,142	(1,078,327)
Change in unrealized gain (loss) on investments	(96,307)	(1,091,876)	(17,396,908)	(292,640)	(3,889,596)	(123,515,090)	(22,916,709)	1,094,768

Net gain (loss) on investments	(209,168)	198,059	(21,324,780)	(286,599)	(9,652,855)	(107,295,501)	(18,784,567)	16,441

Reinvested capital gains	28,167	-	1,248,095	7,040	1,492,261	20,330,014	54,179	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(156,572)	1,429,191	(17,729,246)	(277,081)	(8,156,552)	(89,577,779)	(19,679,481)	(1,443,301)

(Continued)

16

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	WRCEP	WRDIV	WRENG	WRGNR	WRGP	WRHIP	WRIP	WRI2P
Reinvested dividends	$331,354	26,741	11,261	696,862	-	450,688	154,609	123,126
Mortality and expense risk charges (note 2)	(2,587,902)	(458,162)	(150,582)	(737,479)	(2,865,797)	(923,389)	(880,274)	(372,232)

Net investment income (loss)	(2,256,548)	(431,421)	(139,321)	(40,617)	(2,865,797)	(472,701)	(725,665)	(249,106)

Proceeds from mutual fund shares sold	42,007,367	7,336,980	2,677,313	9,633,411	45,948,579	13,080,796	13,156,102	8,957,280
Cost of mutual fund shares sold	(37,431,671)	(5,814,991)	(2,254,521)	(7,291,828)	(37,812,577)	(14,196,344)	(8,792,634)	(9,923,673)

Realized gain (loss) on investments	4,575,696	1,521,989	422,792	2,341,583	8,136,002	(1,115,548)	4,363,468	(966,393)
Change in unrealized gain (loss) on investments	(90,860,666)	(16,387,185)	(7,561,825)	(47,372,142)	(105,511,623)	(16,350,585)	(40,979,851)	(14,803,484)

Net gain (loss) on investments	(86,284,970)	(14,865,196)	(7,139,033)	(45,030,559)	(97,375,621)	(17,466,133)	(36,616,383)	(15,769,877)

Reinvested capital gains	5,051,921	49,185	12,285	2,831,602	2,105,992	-	1,289,104	489,117

Net increase (decrease) in contract owners’ equity resulting from operations	$(83,489,597)	(15,247,432)	(7,266,069)	(42,239,574)	(98,135,426)	(17,938,834)	(36,052,944)	(15,529,866)

Investment Activity:	WRMIC	WRMCG	WRMMP	WRMSP	WRRESP	WRSTP	WRSCP	WRSCV
Reinvested dividends	$-	4,117	1,133,337	71,868	86,137	-	-	18,956
Mortality and expense risk charges (note 2)	(59,902)	(174,199)	(703,686)	(102,909)	(212,291)	(1,384,958)	(1,215,642)	(123,082)

Net investment income (loss)	(59,902)	(170,082)	429,651	(31,041)	(126,154)	(1,384,958)	(1,215,642)	(104,126)

Proceeds from mutual fund shares sold	1,207,303	3,386,108	19,700,652	2,813,337	4,675,625	20,260,981	20,500,297	2,805,152
Cost of mutual fund shares sold	(1,204,651)	(3,376,059)	(19,700,652)	(3,019,915)	(5,220,559)	(16,238,842)	(15,823,401)	(3,656,074)

Realized gain (loss) on investments	2,652	10,049	-	(206,578)	(544,934)	4,022,139	4,676,896	(850,922)
Change in unrealized gain (loss) on investments	(2,860,331)	(5,895,996)	-	(756,628)	(6,294,814)	(49,372,796)	(52,623,308)	(2,292,457)

Net gain (loss) on investments	(2,857,679)	(5,885,947)	-	(963,206)	(6,839,748)	(45,350,657)	(47,946,412)	(3,143,379)

Reinvested capital gains	-	175,165	-	-	248,914	2,785,882	1,320,347	184,322

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,917,581)	(5,880,864)	429,651	(994,247)	(6,716,988)	(43,949,733)	(47,841,707)	(3,063,183)

(Continued)

17

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	WRVP	JABS	JACAS	JAGTS	JAGTS2	JARLCS	JAIGS	JAIGS2
Reinvested dividends	$200,894	1,459	19,551	20,592	12,852	15,789	2,807,514	3,516,082
Mortality and expense risk charges (note 2)	(1,186,631)	(619)	(2,134,314)	(259,481)	(168,593)	(29,694)	(1,169,990)	(1,514,733)

Net investment income (loss)	(985,737)	840	(2,114,763)	(238,889)	(155,741)	(13,905)	1,637,524	2,001,349

Proceeds from mutual fund shares sold	19,086,324	7,265	71,976,761	7,426,563	5,076,076	1,213,700	34,262,171	51,424,835
Cost of mutual fund shares sold	(16,158,129)	(7,095)	(35,948,386)	(6,736,288)	(4,388,989)	(1,462,407)	(15,820,809)	(31,302,163)

Realized gain (loss) on investments	2,928,195	170	36,028,375	690,275	687,087	(248,707)	18,441,362	20,122,672
Change in unrealized gain (loss) on investments	(39,058,141)	(17,008)	(128,871,167)	(13,793,583)	(8,720,454)	(954,111)	(102,734,913)	(122,594,162)

Net gain (loss) on investments	(36,129,946)	(16,838)	(92,842,792)	(13,103,308)	(8,033,367)	(1,202,818)	(84,293,551)	(102,471,490)

Reinvested capital gains	629,272	1,928	-	-	-	147,027	15,048,524	18,856,175

Net increase (decrease) in contract owners’ equity resulting from operations	$(36,486,411)	(14,070)	(94,957,555)	(13,342,197)	(8,189,108)	(1,069,696)	(67,607,503)	(81,613,966)

Investment Activity:	JPMCVP	AMTB	MIGSC	MMCGSC	MNDSC	MVFSC	GVAAA2	GVABD2
Reinvested dividends	$218,993	1,649,593	629	-	-	426,787	979,804	1,790,745
Mortality and expense risk charges (note 2)	(225,069)	(498,764)	(2,701)	(41,644)	(19,405)	(492,405)	(539,845)	(446,541)

Net investment income (loss)	(6,076)	1,150,829	(2,072)	(41,644)	(19,405)	(65,618)	439,959	1,344,204

Proceeds from mutual fund shares sold	9,889,472	30,861,655	24,813	334,152	199,364	11,802,147	15,530,438	33,333,011
Cost of mutual fund shares sold	(10,381,621)	(31,699,038)	(22,238)	(255,071)	(212,255)	(12,647,165)	(17,107,540)	(35,205,209)

Realized gain (loss) on investments	(492,149)	(837,383)	2,575	79,081	(12,891)	(845,018)	(1,577,102)	(1,872,198)
Change in unrealized gain (loss) on investments	(8,443,606)	(6,412,462)	(104,015)	(1,819,815)	(676,408)	(16,140,076)	(14,412,669)	(3,720,930)

Net gain (loss) on investments	(8,935,755)	(7,249,845)	(101,440)	(1,740,734)	(689,299)	(16,985,094)	(15,989,771)	(5,593,128)

Reinvested capital gains	1,484,506	-	10,494	319,435	214,547	1,745,231	500,454	26,029

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,457,325)	(6,099,016)	(93,018)	(1,462,943)	(494,157)	(15,305,481)	(15,049,358)	(4,222,895)

(Continued)

18

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	GVAGG2	GVAGR2	GVAGI2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2
Reinvested dividends	$739,284	711,475	204,117	17,188	37,528	60,855	36,782	66,058
Mortality and expense risk charges (note 2)	(334,645)	(422,909)	(98,303)	(7,957)	(17,732)	(31,004)	(16,110)	(26,281)

Net investment income (loss)	404,639	288,566	105,814	9,231	19,796	29,851	20,672	39,777

Proceeds from mutual fund shares sold	6,524,095	7,472,066	1,987,862	127,917	779,372	787,162	1,774,922	364,720
Cost of mutual fund shares sold	(7,005,758)	(8,389,985)	(2,757,789)	(179,385)	(1,007,576)	(1,121,680)	(1,913,474)	(443,306)

Realized gain (loss) on investments	(481,663)	(917,919)	(769,927)	(51,468)	(228,204)	(334,518)	(138,552)	(78,586)
Change in unrealized gain (loss) on investments	(14,244,214)	(21,230,930)	(3,310,354)	(454,266)	(369,131)	(1,142,261)	(107,989)	(1,059,754)

Net gain (loss) on investments	(14,725,877)	(22,148,849)	(4,080,281)	(505,734)	(597,335)	(1,476,779)	(246,541)	(1,138,340)

Reinvested capital gains	911,284	2,103,079	2,817	28,153	13,371	40,598	4,461	37,784

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,409,954)	(19,757,204)	(3,971,650)	(468,350)	(564,168)	(1,406,330)	(221,408)	(1,060,779)

Investment Activity:	NVCMA2	NVCMC2	NVCBD1	NVCBD2	HIBF	HIBF3	GEM	GEM3
Reinvested dividends	$28,127	34,593	20,676	1,742	4,703,871	2,698,301	40,621	1,010,087
Mortality and expense risk charges (note 2)	(12,190)	(12,560)	(4,488)	(429)	(629,074)	(417,475)	(41,573)	(1,111,463)

Net investment income (loss)	15,937	22,033	16,188	1,313	4,074,797	2,280,826	(952)	(101,376)

Proceeds from mutual fund shares sold	597,611	953,361	1,106,658	1,810	21,333,634	34,025,087	1,758,974	57,341,879
Cost of mutual fund shares sold	(735,038)	(1,039,498)	(1,108,403)	(1,845)	(25,491,259)	(37,899,461)	(971,971)	(48,673,212)

Realized gain (loss) on investments	(137,427)	(86,137)	(1,745)	(35)	(4,157,625)	(3,874,374)	787,003	8,668,667
Change in unrealized gain (loss) on investments	(593,494)	(132,838)	7,278	1,464	(15,634,681)	(6,635,904)	(4,206,251)	(94,816,847)

Net gain (loss) on investments	(730,921)	(218,975)	5,533	1,429	(19,792,306)	(10,510,278)	(3,419,248)	(86,148,180)

Reinvested capital gains	25,591	11,115	-	-	-	-	713,183	17,307,977

Net increase (decrease) in contract owners’ equity resulting from operations	$(689,393)	(185,827)	21,721	2,742	(15,717,509)	(8,229,452)	(2,707,017)	(68,941,579)

(Continued)

19

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	GEM6	GVGU1	GVGU	GIG	GIG3	NVIE6	GEF	GEF3
Reinvested dividends	$16,441	1,677	664,634	17,345	586,650	382	96,064	76,771
Mortality and expense risk charges (note 2)	(31,081)	(776)	(272,242)	(14,165)	(556,182)	(188)	(140,989)	(137,973)

Net investment income (loss)	(14,640)	901	392,392	3,180	30,468	194	(44,925)	(61,202)

Proceeds from mutual fund shares sold	785,109	28,917	19,940,743	265,551	25,521,225	4,158	3,318,236	6,294,870
Cost of mutual fund shares sold	(888,750)	(38,320)	(23,584,863)	(233,502)	(22,984,704)	(7,759)	(1,651,489)	(6,737,124)

Realized gain (loss) on investments	(103,641)	(9,403)	(3,644,120)	32,049	2,536,521	(3,601)	1,666,747	(442,254)
Change in unrealized gain (loss) on investments	(1,538,348)	(21,765)	(6,394,552)	(965,145)	(33,910,265)	(24,330)	(11,532,186)	(8,164,752)

Net gain (loss) on investments	(1,641,989)	(31,168)	(10,038,672)	(933,096)	(31,373,744)	(27,931)	(9,865,439)	(8,607,006)

Reinvested capital gains	345,857	516	276,258	186,092	6,114,051	7,652	2,462,872	2,045,589

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,310,772)	(29,751)	(9,370,022)	(743,824)	(25,229,225)	(20,085)	(7,447,492)	(6,622,619)

Investment Activity:	GVGF1	GVGFS	GBF	GBF2	CAF	GVGH1	GVGHS	GVIX8
Reinvested dividends	$301	135,605	18,253,019	529,070	111,126	247	54,208	58,037
Mortality and expense risk charges (note 2)	(208)	(79,946)	(4,982,261)	(247,226)	(437,507)	(1,063)	(262,382)	(34,183)

Net investment income (loss)	93	55,659	13,270,758	281,844	(326,381)	(816)	(208,174)	23,854

Proceeds from mutual fund shares sold	11,141	3,857,077	209,755,914	3,441,775	13,582,379	9,742	14,407,864	1,268,713
Cost of mutual fund shares sold	(20,271)	(6,822,828)	(219,868,360)	(3,625,486)	(8,590,179)	(11,435)	(16,301,433)	(1,658,196)

Realized gain (loss) on investments	(9,130)	(2,965,751)	(10,112,446)	(183,711)	4,992,200	(1,693)	(1,893,569)	(389,483)
Change in unrealized gain (loss) on investments	(780)	(1,559,011)	23,038,265	607,927	(24,154,144)	(30,347)	(8,382,914)	(1,366,068)

Net gain (loss) on investments	(9,910)	(4,524,762)	12,925,819	424,216	(19,161,944)	(32,040)	(10,276,483)	(1,755,551)

Reinvested capital gains	-	-	-	-	-	6,628	2,019,789	4,434

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,817)	(4,469,103)	26,196,577	706,060	(19,488,325)	(26,228)	(8,464,868)	(1,727,263)

(Continued)

20

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	BF	NVLCP2	SGRF
Reinvested dividends	$1,381,514	2,756,972	10,272,875	5,096,256	4,273,454	2,199,090	6,781	-
Mortality and expense risk charges (note 2)	(869,942)	(1,042,398)	(4,884,091)	(2,793,433)	(1,787,591)	(955,486)	(1,114)	(545,889)

Net investment income (loss)	511,572	1,714,574	5,388,784	2,302,823	2,485,863	1,243,604	5,667	(545,889)

Proceeds from mutual fund shares sold	13,675,626	25,825,309	93,313,825	48,436,290	38,801,637	26,882,519	62,065	24,055,015
Cost of mutual fund shares sold	(13,169,912)	(27,165,192)	(80,453,422)	(44,801,568)	(39,697,811)	(27,155,324)	(65,669)	(18,724,399)

Realized gain (loss) on investments	505,714	(1,339,883)	12,860,403	3,634,722	(896,174)	(272,805)	(3,604)	5,330,616
Change in unrealized gain (loss) on investments	(42,076,090)	(7,859,323)	(148,588,049)	(104,551,058)	(32,033,958)	(33,551,999)	10,063	(31,856,522)

Net gain (loss) on investments	(41,570,376)	(9,199,206)	(135,727,646)	(100,916,336)	(32,930,132)	(33,824,804)	6,459	(26,525,906)

Reinvested capital gains	11,308,647	1,441,673	30,882,603	21,025,917	6,807,757	8,777,720	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(29,750,157)	(6,042,959)	(99,456,259)	(77,587,596)	(23,636,512)	(23,803,480)	12,126	(27,071,795)

Investment Activity:	MCIF	SAM	NVMIG3	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2
Reinvested dividends	$2,206,203	13,214,534	3,933	56	688,460	24,973	159	18
Mortality and expense risk charges (note 2)	(2,121,972)	(7,641,524)	(28,042)	(47)	(461,660)	(25,589)	(396)	(117)

Net investment income (loss)	84,231	5,573,010	(24,109)	9	226,800	(616)	(237)	(99)

Proceeds from mutual fund shares sold	55,736,598	332,641,839	975,231	331	19,612,534	508,784	118,425	7,311
Cost of mutual fund shares sold	(40,834,371)	(332,641,839)	(1,243,530)	(349)	(22,692,748)	(684,654)	(136,268)	(11,945)

Realized gain (loss) on investments	14,902,227	-	(268,299)	(18)	(3,080,214)	(175,870)	(17,843)	(4,634)
Change in unrealized gain (loss) on investments	(100,060,596)	-	(1,837,325)	(2,656)	(25,270,935)	(974,686)	(13,723)	-

Net gain (loss) on investments	(85,158,369)	-	(2,105,624)	(2,674)	(28,351,149)	(1,150,556)	(31,566)	(4,634)

Reinvested capital gains	11,002,002	-	-	533	5,465,241	229,075	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(74,072,136)	5,573,010	(2,129,733)	(2,132)	(22,659,108)	(922,097)	(31,803)	(4,733)

(Continued)

21

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2
Reinvested dividends	$470	-	-	30,374	-	-	2,001,355	17,495
Mortality and expense risk charges (note 2)	(589)	(11,131)	(2)	(22,429)	(533,312)	(16,612)	(2,197,929)	(36,664)

Net investment income (loss)	(119)	(11,131)	(2)	7,945	(533,312)	(16,612)	(196,574)	(19,169)

Proceeds from mutual fund shares sold	303,829	438,020	1,889	712,754	14,714,407	197,917	68,362,143	706,933
Cost of mutual fund shares sold	(339,525)	(539,331)	(2,445)	(852,426)	(17,273,378)	(182,758)	(85,564,476)	(948,491)

Realized gain (loss) on investments	(35,696)	(101,311)	(556)	(139,672)	(2,558,971)	15,159	(17,202,333)	(241,558)
Change in unrealized gain (loss) on investments	3,666	(807,276)	-	(1,196,502)	(26,358,149)	(576,941)	(50,701,638)	(513,903)

Net gain (loss) on investments	(32,030)	(908,587)	(556)	(1,336,174)	(28,917,120)	(561,782)	(67,903,971)	(755,461)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(32,149)	(919,718)	(558)	(1,328,229)	(29,450,432)	(578,394)	(68,100,545)	(774,630)

Investment Activity:	SCF	SCF2	TRF	TRF2	GVUS1	GVUSL	NVNMO1	NVNSR1
Reinvested dividends	$1,462,670	22,541	2,826,702	12,733	25	85,418	-	21,614
Mortality and expense risk charges (note 2)	(2,125,645)	(69,955)	(2,213,131)	(20,783)	(40)	(130,651)	(1,094)	(28,758)

Net investment income (loss)	(662,975)	(47,414)	613,571	(8,050)	(15)	(45,233)	(1,094)	(7,144)

Proceeds from mutual fund shares sold	55,583,598	648,664	58,800,243	400,920	366	4,357,579	185,137	802,506
Cost of mutual fund shares sold	(58,924,795)	(598,710)	(64,525,715)	(304,601)	(417)	(5,748,785)	(248,199)	(1,084,075)

Realized gain (loss) on investments	(3,341,197)	49,954	(5,725,472)	96,319	(51)	(1,391,206)	(63,062)	(281,569)
Change in unrealized gain (loss) on investments	(117,677,945)	(2,584,170)	(128,608,817)	(784,669)	(1,874)	(5,588,713)	(28,282)	(2,564,214)

Net gain (loss) on investments	(121,019,142)	(2,534,216)	(134,334,289)	(688,350)	(1,925)	(6,979,919)	(91,344)	(2,845,783)

Reinvested capital gains	37,116,005	805,965	31,797,048	162,491	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(84,566,112)	(1,775,665)	(101,923,670)	(533,909)	(1,940)	(7,025,152)	(92,438)	(2,852,927)

(Continued)

22

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	NVSTB2	GGTC	GGTC3	GVUG1	GVUGL	EIF	MSBF	NVRE1
Reinvested dividends	$23,668	-	-	-	-	968,697	7,266,822	25,040
Mortality and expense risk charges (note 2)	(6,724)	(13,920)	(91,472)	(6,268)	(174,889)	(594,977)	(1,248,552)	(4,151)

Net investment income (loss)	16,944	(13,920)	(91,472)	(6,268)	(174,889)	373,720	6,018,270	20,889

Proceeds from mutual fund shares sold	780,247	314,893	9,652,272	52,616	8,581,995	34,303,047	50,452,710	642,884
Cost of mutual fund shares sold	(792,450)	(334,789)	(10,471,818)	(61,841)	(9,370,761)	(41,332,964)	(56,483,363)	(767,141)

Realized gain (loss) on investments	(12,203)	(19,896)	(819,546)	(9,225)	(788,766)	(7,029,917)	(6,030,653)	(124,257)
Change in unrealized gain (loss) on investments	(18,277)	(949,061)	(5,579,673)	(291,285)	(8,476,873)	(15,913,348)	(23,892,052)	(226,268)

Net gain (loss) on investments	(30,480)	(968,957)	(6,399,219)	(300,510)	(9,265,639)	(22,943,265)	(29,922,705)	(350,525)

Reinvested capital gains	-	174,368	992,395	86,636	2,532,001	645,408	2,448,871	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,536)	(808,509)	(5,498,296)	(220,142)	(6,908,527)	(21,924,137)	(21,455,564)	(329,636)

Investment Activity:	AMGP	AMINS	AMCG	AMTP	AMRS	AMFAS	AMSRS	OVGR
Reinvested dividends	$313,763	28	-	438,561	37,111	-	111,738	347,047
Mortality and expense risk charges (note 2)	(716,069)	(82,341)	(1,287,791)	(1,074,718)	(49,377)	(23,803)	(128,603)	(2,659,969)

Net investment income (loss)	(402,306)	(82,313)	(1,287,791)	(636,157)	(12,266)	(23,803)	(16,865)	(2,312,922)

Proceeds from mutual fund shares sold	18,403,515	10,668,550	35,902,770	37,219,277	2,179,544	5,203,753	13,092,968	67,214,654
Cost of mutual fund shares sold	(10,803,289)	(12,697,418)	(21,556,877)	(42,172,789)	(2,759,008)	(5,745,440)	(12,865,007)	(47,615,285)

Realized gain (loss) on investments	7,600,226	(2,028,868)	14,345,893	(4,953,512)	(579,464)	(541,687)	227,961	19,599,369
Change in unrealized gain (loss) on investments	(35,517,706)	(261,229)	(73,525,161)	(66,411,465)	(1,680,926)	(463,129)	(3,897,532)	(140,675,586)

Net gain (loss) on investments	(27,917,480)	(2,290,097)	(59,179,268)	(71,364,977)	(2,260,390)	(1,004,816)	(3,669,571)	(121,076,217)

Reinvested capital gains	2,150,220	91	-	13,838,171	8,072	51,557	382,045	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(26,169,566)	(2,372,319)	(60,467,059)	(58,162,963)	(2,264,584)	(977,062)	(3,304,391)	(123,389,139)

(Continued)

23

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Years Ended December 31, 2008

	OVCAFS	OVGS3	OVGS	OVGSS	OVHI3	OVHI	OVHIS	OVSC
Investment Activity:
Reinvested dividends	$-	2,374,361	1,815,847	61,656	106,103	62,431	7,100	47,646
Mortality and expense risk charges (note 2)	(91,399)	(1,780,031)	(1,321,839)	(85,442)	(25,677)	(9,179)	(1,204)	(108,459)

Net investment income (loss)	(91,399)	594,330	494,008	(23,786)	80,426	53,252	5,896	(60,813)

Proceeds from mutual fund shares sold	1,002,592	40,136,892	35,873,079	1,083,220	3,392,351	611,020	16,352	6,950,704
Cost of mutual fund shares sold	(687,247)	(34,856,566)	(21,771,984)	(622,967)	(4,574,701)	(798,778)	(22,315)	(9,034,605)

Realized gain (loss) on investments	315,345	5,280,326	14,101,095	460,253	(1,182,350)	(187,758)	(5,963)	(2,083,901)
Change in unrealized gain (loss) on investments	(3,066,026)	(89,026,528)	(76,182,265)	(3,067,304)	(606,013)	(485,159)	(90,139)	(2,608,008)

Net gain (loss) on investments	(2,750,681)	(83,746,202)	(62,081,170)	(2,607,051)	(1,788,363)	(672,917)	(96,102)	(4,691,909)

Reinvested capital gains	-	10,452,940	7,978,626	330,617	-	-	-	529,052

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,842,080)	(72,698,932)	(53,608,536)	(2,300,220)	(1,707,937)	(619,665)	(90,206)	(4,223,670)

	OVSCS	OVGI	OVGIS	OVAG	OVSBS	PMVRRA	PMVTRA	PVGIB
Investment Activity:
Reinvested dividends	$434	3,161,993	84,806	-	317,073	23,083	64,652	386
Mortality and expense risk charges (note 2)	(2,079)	(2,273,592)	(108,849)	(1,092,629)	(109,189)	(7,265)	(15,657)	(231)

Net investment income (loss)	(1,645)	888,401	(24,043)	(1,092,629)	207,884	15,818	48,995	155

Proceeds from mutual fund shares sold	26,644	64,244,677	2,717,415	26,452,269	2,673,892	274,324	374,139	6,710
Cost of mutual fund shares sold	(29,275)	(58,493,026)	(2,272,593)	(20,699,842)	(2,541,243)	(263,156)	(362,936)	(8,362)

Realized gain (loss) on investments	(2,631)	5,751,651	444,822	5,752,427	132,649	11,168	11,203	(1,652)
Change in unrealized gain (loss) on investments	(90,807)	(110,502,352)	(3,775,931)	(62,520,126)	(1,363,229)	(106,613)	(53,680)	(10,806)

Net gain (loss) on investments	(93,438)	(104,750,701)	(3,331,109)	(56,767,699)	(1,230,580)	(95,445)	(42,477)	(12,458)

Reinvested capital gains	9,017	13,739,122	445,757	-	75,957	1,088	36,799	3,317

Net increase (decrease) in contract owners’ equity resulting from operations	$(86,066)	(90,123,178)	(2,909,395)	(57,860,328)	(946,739)	(78,539)	43,317	(8,986)

(Continued)

24

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Years Ended December 31, 2008

	ROCMC	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ	SBLV
Investment Activity:
Reinvested dividends	$17,235	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(5,776)	(2,099)	(643)	(1,317)	(4,811)	(2,542)	(6,630)	(14,386)

Net investment income (loss)	11,459	(2,099)	(643)	(1,317)	(4,811)	(2,542)	(6,630)	(14,386)

Proceeds from mutual fund shares sold	80,348	19,705	5,658	45,535	97,844	295,357	126,016	306,056
Cost of mutual fund shares sold	(107,519)	(18,141)	(7,586)	(51,997)	(123,674)	(304,061)	(115,040)	(323,260)

Realized gain (loss) on investments	(27,171)	1,564	(1,928)	(6,462)	(25,830)	(8,704)	10,976	(17,204)
Change in unrealized gain (loss) on investments	(353,287)	(94,274)	(25,537)	(31,348)	(316,763)	(56,918)	(285,507)	(458,862)

Net gain (loss) on investments	(380,458)	(92,710)	(27,465)	(37,810)	(342,593)	(65,622)	(274,531)	(476,066)

Reinvested capital gains	72,227	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(296,772)	(94,809)	(28,108)	(39,127)	(347,404)	(68,164)	(281,161)	(490,452)

	SBLX	SBLY	TRBCG2	TREI2	TRLT2	DSRG	DSRGS	VWEMR
Investment Activity:
Reinvested dividends	$-	-	17,650	457,662	470,306	467,971	673	-
Mortality and expense risk charges (note 2)	(154)	(78)	(202,742)	(270,824)	(148,409)	(651,700)	(2,684)	(272,226)

Net investment income (loss)	(154)	(78)	(185,092)	186,838	321,897	(183,729)	(2,011)	(272,226)

Proceeds from mutual fund shares sold	1,178	1,284	6,035,406	6,745,424	4,663,889	19,354,765	46,339	19,469,223
Cost of mutual fund shares sold	(1,579)	(1,317)	(6,274,759)	(9,060,539)	(4,707,358)	(14,564,311)	(42,682)	(31,156,237)

Realized gain (loss) on investments	(401)	(33)	(239,353)	(2,315,115)	(43,469)	4,790,454	3,657	(11,687,014)
Change in unrealized gain (loss) on investments	(6,050)	(1,645)	(9,414,343)	(7,849,625)	(382,396)	(28,592,087)	(61,769)	(23,890,893)

Net gain (loss) on investments	(6,451)	(1,678)	(9,653,696)	(10,164,740)	(425,865)	(23,801,633)	(58,112)	(35,577,907)

Reinvested capital gains	-	-	-	663,399	-	-	-	14,938,207

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,605)	(1,756)	(9,838,788)	(9,314,503)	(103,968)	(23,985,362)	(60,123)	(20,911,926)

(Continued)

25

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF OPERATIONS, Continued

Years Ended December 31, 2008

	VWEM	VWHAR	VWHA	ACEG2	ACC2	MSVFI	MSVF2	MSEM
Investment Activity:
Reinvested dividends	$-	193,285	77,256	3,778	312,265	448,953	50,446	1,274,373
Mortality and expense risk charges (note 2)	(290,400)	(582,358)	(257,327)	(36,367)	(236,828)	(116,318)	(20,362)	(213,177)

Net investment income (loss)	(290,400)	(389,073)	(180,071)	(32,589)	75,437	332,635	30,084	1,061,196

Proceeds from mutual fund shares sold	8,782,300	30,192,782	9,291,395	225,336	3,387,353	10,138,539	309,868	6,493,248
Cost of mutual fund shares sold	(9,004,912)	(29,371,538)	(5,101,163)	(166,181)	(2,630,770)	(11,434,144)	(341,898)	(7,818,788)

Realized gain (loss) on investments	(222,612)	821,244	4,190,232	59,155	756,583	(1,295,605)	(32,030)	(1,325,540)
Change in unrealized gain (loss) on investments	(37,350,529)	(31,674,577)	(19,629,831)	(1,239,974)	(7,069,165)	(306,788)	(147,097)	(3,434,427)

Net gain (loss) on investments	(37,573,141)	(30,853,333)	(15,439,599)	(1,180,819)	(6,312,582)	(1,602,393)	(179,127)	(4,759,967)

Reinvested capital gains	14,422,780	8,659,750	4,230,495	-	766,923	-	-	735,547

Net increase (decrease) in contract owners’ equity resulting from operations	$(23,440,761)	(22,582,656)	(11,389,175)	(1,213,408)	(5,470,222)	(1,269,758)	(149,043)	(2,963,224)

	MSVMG	MSVRE	VYDS	SVOF
Investment Activity:
Reinvested dividends	$151,749	5,657,383	73,104	2,118,169
Mortality and expense risk charges (note 2)	(224,988)	(2,019,555)	(127,690)	(1,388,201)

Net investment income (loss)	(73,239)	3,637,828	(54,586)	729,968

Proceeds from mutual fund shares sold	13,732,269	56,852,109	3,421,623	32,835,243
Cost of mutual fund shares sold	(15,151,763)	(67,058,042)	(3,184,488)	(27,508,152)

Realized gain (loss) on investments	(1,419,494)	(10,205,933)	237,135	5,327,091
Change in unrealized gain (loss) on investments	(13,899,671)	(123,544,689)	(6,019,549)	(82,256,265)

Net gain (loss) on investments	(15,319,165)	(133,750,622)	(5,782,414)	(76,929,174)

Reinvested capital gains	4,929,728	62,046,801	1,492,039	25,001,571

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,462,676)	(68,065,993)	(4,344,961)	(51,197,635)

See accompanying notes to financial statements.

26

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		AVB		AVBV2		AVCA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$68,923,673	69,006,581	13,761	9,673	(76,813)	(130,016)	(1,795)	(2,319)
Realized gain (loss) on investments	141,760,105	961,343,862	25,860	49,145	(505,362)	1,640,721	3,079	15,770
Change in unrealized gain (loss) on investments	(4,994,288,537)	(513,187,435)	(244,254)	(47,842)	(4,720,063)	(2,009,263)	(78,127)	4,302
Reinvested capital gains	614,502,928	721,563,167	-	-	1,178,385	517,364	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,169,101,831)	1,238,726,175	(204,633)	10,976	(4,123,853)	18,806	(76,843)	17,753

Equity transactions:
Purchase payments received from contract owners (note 3)	292,474,959	395,145,800	3,722	8,701	65,847	245,091	1,824	8,683
Transfers between funds	-	-	(24,676)	(47,393)	(160,799)	10,276	(18,051)	10,090
Redemptions (note 3)	(2,482,867,821)	(2,791,617,541)	(63,985)	(137,619)	(811,752)	(1,448,681)	(11,799)	(34,332)
Annuity benefits	(6,479,048)	(7,216,159)	-	-	(18,850)	(26,716)	-	-
Contract maintenance charges (note 2)	(324,720)	(324,947)	-	-	(35)	(17)	-	-
Contingent deferred sales charges (note 2)	(8,501,724)	(14,192,307)	(37)	(2,203)	(5,607)	(26,967)	(297)	(1,063)
Adjustments to maintain reserves	397,026	(28,163)	(32)	19	722	(11,894)	(14)	(43)

Net equity transactions	(2,205,301,328)	(2,418,233,317)	(85,008)	(178,495)	(930,474)	(1,258,908)	(28,337)	(16,665)

Net change in contract owners’ equity	(6,374,403,159)	(1,179,507,142)	(289,641)	(167,519)	(5,054,327)	(1,240,102)	(105,180)	1,088
Contract owners’ equity beginning of period	14,026,009,866	15,205,517,008	592,270	759,789	8,827,503	10,067,605	190,381	189,293

Contract owners’ equity end of period	$7,651,606,707	14,026,009,866	302,629	592,270	3,773,176	8,827,503	85,201	190,381

CHANGES IN UNITS:
Beginning units	874,752,300	1,008,973,627	51,932	67,132	689,206	788,633	14,793	16,225
Units purchased	329,568,328	338,899,951	4,343	795	506,128	242,220	564	1,600
Units redeemed	(482,949,152)	(473,121,278)	(12,707)	(15,995)	(552,476)	(341,647)	(3,683)	(3,032)

Ending units	721,371,476	874,752,300	43,568	51,932	642,858	689,206	11,674	14,793

(Continued)

27

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AVCA2		AVCD2		AVGI		AVCE2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(26,594)	(31,664)	(30,464)	(64,839)	1,749	(1,498)	4,059	(17,825)
Realized gain (loss) on investments	(35,588)	352,150	(769,547)	376,429	7,638	17,878	5,077	43,117
Change in unrealized gain (loss) on investments	(806,991)	(163,703)	(916,556)	(608,369)	(179,854)	21,571	(523,309)	80,598
Reinvested capital gains	-	-	274,055	353,722	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(869,173)	156,783	(1,442,512)	56,943	(170,467)	37,951	(514,173)	105,890

Equity transactions:
Purchase payments received from contract owners (note 3)	28,648	128,418	26,961	131,910	1,761	26,897	10,252	2,009
Transfers between funds	281,795	252,625	(903,208)	1,987,994	13,331	(140)	260,202	(65,862)
Redemptions (note 3)	(395,515)	(280,971)	(604,173)	(861,091)	(171,051)	(41,931)	(195,178)	(211,234)
Annuity benefits	(10,188)	(6,240)	(9,283)	(12,749)	-	-	-	-
Contract maintenance charges (note 2)	(11)	(9)	(45)	(37)	-	-	-	-
Contingent deferred sales charges (note 2)	(1,332)	(4,574)	(4,106)	(3,851)	(302)	(8)	(1,656)	(1,725)
Adjustments to maintain reserves	(101)	2	121	75	(9)	(29)	(13)	(129)

Net equity transactions	(96,704)	89,251	(1,493,733)	1,242,251	(156,270)	(15,211)	73,607	(276,941)

Net change in contract owners’ equity	(965,877)	246,034	(2,936,245)	1,299,194	(326,737)	22,740	(440,566)	(171,051)
Contract owners’ equity beginning of period	2,055,011	1,808,977	4,212,523	2,913,329	628,584	605,844	1,696,260	1,867,311

Contract owners’ equity end of period	$1,089,134	2,055,011	1,276,278	4,212,523	301,847	628,584	1,255,694	1,696,260

CHANGES IN UNITS:
Beginning units	161,870	157,478	344,231	240,855	45,118	46,417	148,885	173,478
Units purchased	72,713	120,159	82,765	973,099	1,257	1,888	39,735	2,230
Units redeemed	(80,993)	(115,767)	(232,433)	(869,723)	(14,973)	(3,187)	(27,273)	(26,823)

Ending units	153,590	161,870	194,563	344,231	31,402	45,118	161,347	148,885

(Continued)

28

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	IVHS		IVRE		AVLCG		ALVGIB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(773)	(641)	14,469	16,103	(5,607)	(5,712)	(1,071)	(22,752)
Realized gain (loss) on investments	3,142	543	(90,881)	12,780	12,899	9,124	(96,205)	306,567
Change in unrealized gain (loss) on investments	(43,543)	5,927	(126,275)	(105,430)	(210,842)	58,209	(1,648,837)	(363,909)
Reinvested capital gains	20,469	-	28,017	46,053	-	-	449,753	194,260

Net increase (decrease) in contract owners’ equity resulting from operations	(20,705)	5,829	(174,670)	(30,494)	(203,550)	61,621	(1,296,360)	114,166

Equity transactions:
Purchase payments received from contract owners (note 3)	24,077	15,137	50,179	35,703	3,788	29,694	25,292	21,858
Transfers between funds	21,980	7,426	(86,469)	456,882	(1,012)	54,096	(164,505)	(612,926)
Redemptions (note 3)	(18,183)	(1,896)	(71,123)	(72,204)	(26,703)	(58,160)	(376,657)	(268,158)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(30)	(25)	(126)	(69)	-	-	-	-
Contingent deferred sales charges (note 2)	(61)	-	(451)	(587)	(1)	(171)	(5,488)	(3,446)
Adjustments to maintain reserves	13	(8)	(174)	(6,044)	(52)	4	157	(1,382)

Net equity transactions	27,796	20,634	(108,164)	413,681	(23,980)	25,463	(521,201)	(864,054)

Net change in contract owners’ equity	7,091	26,463	(282,834)	383,187	(227,530)	87,084	(1,817,561)	(749,888)
Contract owners’ equity beginning of period	72,864	46,401	494,841	111,654	541,476	454,392	3,355,423	4,105,311

Contract owners’ equity end of period	$79,955	72,864	212,007	494,841	313,946	541,476	1,537,862	3,355,423

CHANGES IN UNITS:
Beginning units	6,191	4,361	41,195	8,689	46,389	44,482	246,507	310,719
Units purchased	6,812	2,104	19,258	53,121	6,852	7,351	7,022	12,418
Units redeemed	(3,381)	(274)	(28,188)	(20,615)	(9,027)	(5,444)	(60,036)	(76,630)

Ending units	9,622	6,191	32,265	41,195	44,214	46,389	193,493	246,507

(Continued)

29

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ALVPGB		ALVSVB		ACVIG		ACVIG2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(43,769)	(59,439)	(65,484)	(64,001)	1,121,093	1,420,947	50	(9,761)
Realized gain (loss) on investments	122,960	224,513	(559,134)	777,119	6,439,803	16,516,780	166,996	304,934
Change in unrealized gain (loss) on investments	(1,292,206)	187,300	(2,477,429)	(1,049,780)	(69,775,284)	(18,484,012)	(1,552,658)	(357,821)
Reinvested capital gains	-	-	403,989	358,138	14,770,934	-	321,760	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,213,015)	352,374	(2,698,058)	21,476	(47,443,454)	(546,285)	(1,063,852)	(62,648)

Equity transactions:
Purchase payments received from contract owners (note 3)	23,795	8,400	48,530	81,278	2,486,899	2,781,657	24,678	42,534
Transfers between funds	(164,093)	(330,579)	2,715,617	(435,016)	(9,168,837)	(13,558,504)	(140,298)	(189,631)
Redemptions (note 3)	(243,246)	(221,057)	(490,608)	(977,617)	(25,386,765)	(37,768,191)	(681,168)	(345,540)
Annuity benefits	-	-	(2,702)	(2,267)	(37,362)	(54,214)	(414)	(449)
Contract maintenance charges (note 2)	-	-	-	-	(5,308)	(6,106)	-	-
Contingent deferred sales charges (note 2)	(930)	(1,906)	(3,979)	(20,047)	(59,009)	(120,484)	(7,167)	(6,191)
Adjustments to maintain reserves	(48)	(96)	29	592	1,121	1,247	3,486	(603)

Net equity transactions	(384,522)	(545,238)	2,266,887	(1,353,077)	(32,169,261)	(48,724,595)	(800,883)	(499,880)

Net change in contract owners’ equity	(1,597,537)	(192,864)	(431,171)	(1,331,601)	(79,612,715)	(49,270,880)	(1,864,735)	(562,528)
Contract owners’ equity beginning of period	3,233,536	3,426,400	4,717,351	6,048,952	155,450,241	204,721,121	3,492,145	4,054,673

Contract owners’ equity end of period	$1,635,999	3,233,536	4,286,180	4,717,351	75,837,526	155,450,241	1,627,410	3,492,145

CHANGES IN UNITS:
Beginning units	261,646	309,329	301,006	386,718	9,788,983	12,795,441	265,462	300,974
Units purchased	15,224	5,585	659,854	23,414	1,186,624	1,578,485	16,174	12,489
Units redeemed	(52,837)	(53,268)	(412,751)	(109,126)	(3,627,181)	(4,584,943)	(88,807)	(48,001)

Ending units	224,033	261,646	548,109	301,006	7,348,426	9,788,983	192,829	265,462

(Continued)

30

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVIP2		ACVI		ACVI3		ACVMV1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$2,683,385	1,610,066	(136,045)	(377,437)	(173,150)	(374,333)	(144,367)	(77,892)
Realized gain (loss) on investments	(981,742)	(406,105)	5,436,477	12,599,245	6,830,732	8,738,200	(3,260,035)	540,182
Change in unrealized gain (loss) on investments	(5,011,522)	2,640,419	(45,224,268)	2,644,629	(41,306,793)	3,186,956	(1,609,587)	(1,405,711)
Reinvested capital gains	-	-	6,207,427	-	5,399,322	-	-	140,936

Net increase (decrease) in contract owners’ equity resulting from operations	(3,309,879)	3,844,380	(33,716,409)	14,866,437	(29,249,889)	11,550,823	(5,013,989)	(802,485)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,304,846	1,470,804	418,055	413,357	1,548,619	1,699,054	428,864	675,795
Transfers between funds	32,904,974	3,189,944	(4,302,270)	(5,908,576)	(6,080,151)	(1,497,672)	4,827,439	7,281,059
Redemptions (note 3)	(17,463,775)	(7,126,153)	(13,754,018)	(23,413,266)	(9,422,672)	(12,077,479)	(2,530,068)	(2,183,440)
Annuity benefits	(116,264)	(105,876)	(20,432)	(24,185)	(3,878)	(2,197)	-	-
Contract maintenance charges (note 2)	(642)	(399)	(2,258)	(2,569)	(847)	(896)	(495)	(298)
Contingent deferred sales charges (note 2)	(41,680)	(25,066)	(12,179)	(47,296)	(35,610)	(58,094)	(7,328)	(12,065)
Adjustments to maintain reserves	8,144	(4,920)	2,319	2,616	169	2,689	(359)	(42)

Net equity transactions	16,595,603	(2,601,666)	(17,670,783)	(28,979,919)	(13,994,370)	(11,934,595)	2,718,053	5,761,009

Net change in contract owners’ equity	13,285,724	1,242,714	(51,387,192)	(14,113,482)	(43,244,259)	(383,772)	(2,295,936)	4,958,524
Contract owners’ equity beginning of period	53,599,707	52,356,993	87,137,264	101,250,746	73,937,401	74,321,173	13,140,130	8,181,606

Contract owners’ equity end of period	$66,885,431	53,599,707	35,750,072	87,137,264	30,693,142	73,937,401	10,844,194	13,140,130

CHANGES IN UNITS:
Beginning units	4,431,444	4,707,380	4,451,587	6,064,805	4,069,860	4,778,927	1,184,247	710,275
Units purchased	6,736,141	2,021,986	268,574	680,755	708,348	990,345	2,670,828	1,534,504
Units redeemed	(5,441,234)	(2,297,922)	(1,383,716)	(2,293,973)	(1,682,872)	(1,699,412)	(2,521,521)	(1,060,532)

Ending units	5,726,351	4,431,444	3,336,445	4,451,587	3,095,336	4,069,860	1,333,554	1,184,247

(Continued)

31

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVMV2		ACVU1		ACVU2		ACVV

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(4,966)	(2,684)	(94,521)	(138,028)	(25,716)	(31,674)	3,818,200	2,153,291
Realized gain (loss) on investments	(8,381)	19,751	(74,475)	396,143	11,343	168,623	(15,635,052)	34,159,717
Change in unrealized gain (loss) on investments	(82,441)	(51,868)	(5,487,492)	1,650,422	(963,949)	158,181	(110,623,679)	(99,697,993)
Reinvested capital gains	-	2,217	1,367,195	-	228,647	-	37,750,498	40,370,840

Net increase (decrease) in contract owners’ equity resulting from operations	(95,788)	(32,584)	(4,289,293)	1,908,537	(749,675)	295,130	(84,690,033)	(23,014,145)

Equity transactions:
Purchase payments received from contract owners (note 3)	32,168	269,753	146,501	477,874	475	24	5,654,385	8,713,861
Transfers between funds	(4,495)	109,069	(7,319,017)	4,932,437	30,087	(41,450)	(31,590,460)	(54,325,120)
Redemptions (note 3)	(10,082)	(20,335)	(1,476,252)	(1,963,103)	(111,126)	(328,100)	(56,632,902)	(79,379,249)
Annuity benefits	(28,075)	(25,157)	(11,579)	(14,327)	-	-	(92,165)	(133,655)
Contract maintenance charges (note 2)	(20)	-	(391)	(438)	-	-	(6,685)	(7,110)
Contingent deferred sales charges (note 2)	(137)	(677)	(7,088)	(19,141)	(1,187)	(5,868)	(196,269)	(476,095)
Adjustments to maintain reserves	60	350	52	(363)	(9)	(82)	58,530	(33,430)

Net equity transactions	(10,581)	333,003	(8,667,774)	3,412,939	(81,760)	(375,476)	(82,805,566)	(125,640,798)

Net change in contract owners’ equity	(106,369)	300,419	(12,957,067)	5,321,476	(831,435)	(80,346)	(167,495,599)	(148,654,943)
Contract owners’ equity beginning of period	416,040	115,621	17,534,286	12,212,810	1,808,127	1,888,473	365,419,195	514,074,138

Contract owners’ equity end of period	$309,671	416,040	4,577,219	17,534,286	976,692	1,808,127	197,923,596	365,419,195

CHANGES IN UNITS:
Beginning units	32,641	8,750	1,401,693	1,154,945	152,411	188,556	18,297,238	24,152,492
Units purchased	4,524	26,452	163,229	861,933	9,790	17,917	3,612,681	3,443,763
Units redeemed	(4,380)	(2,561)	(940,311)	(615,185)	(18,540)	(54,062)	(8,258,848)	(9,299,017)

Ending units	32,785	32,641	624,611	1,401,693	143,661	152,411	13,651,071	18,297,238

(Continued)

32

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVV2		ACVVS1		ACVVS2		BBCMAG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$33,625	(31,633)	(185,543)	(174,389)	(7,165)	(1,970)	(640)	26,207
Realized gain (loss) on investments	(225,933)	352,729	(4,643,783)	1,921,676	(1,703)	2,126	23,632	94,238
Change in unrealized gain (loss) on investments	(2,455,562)	(1,577,676)	(6,940,815)	2,241,451	(277,587)	31,435	(987,215)	(325,702)
Reinvested capital gains	791,520	709,770	937,197	-	22,132	-	315,512	223,785

Net increase (decrease) in contract owners’ equity resulting from operations	(1,856,350)	(546,810)	(10,832,944)	3,988,738	(264,323)	31,591	(648,711)	18,528

Equity transactions:
Purchase payments received from contract owners (note 3)	44,481	116,466	426,825	280,469	77,541	351,617	81,282	71,816
Transfers between funds	(512,992)	(153,734)	(12,293,933)	29,178,951	42,087	67,507	(211,732)	(13)
Redemptions (note 3)	(783,216)	(801,363)	(2,732,253)	(2,401,725)	(9,641)	(2,154)	(329,680)	(265,561)
Annuity benefits	-	-	-	-	(31,736)	(4,718)	-	-
Contract maintenance charges (note 2)	-	-	(377)	(50)	(5)	-	-	-
Contingent deferred sales charges (note 2)	(6,538)	(12,426)	(10,015)	(7,420)	-	-	(833)	(1,548)
Adjustments to maintain reserves	(61)	(154)	(167)	(303)	(77)	129	(58)	(61)

Net equity transactions	(1,258,326)	(851,211)	(14,609,920)	27,049,922	78,169	412,381	(461,021)	(195,367)

Net change in contract owners’ equity	(3,114,676)	(1,398,021)	(25,442,864)	31,038,660	(186,154)	443,972	(1,109,732)	(176,839)
Contract owners’ equity beginning of period	7,328,653	8,726,674	31,504,187	465,527	460,497	16,525	1,993,781	2,170,620

Contract owners’ equity end of period	$4,213,977	7,328,653	6,061,323	31,504,187	274,343	460,497	884,049	1,993,781

CHANGES IN UNITS:
Beginning units	539,862	597,711	2,287,313	46,824	27,543	1,368	152,662	167,149
Units purchased	22,033	29,771	2,378,316	5,894,147	8,329	26,598	7,786	5,279
Units redeemed	(130,091)	(87,620)	(3,776,063)	(3,653,658)	(3,138)	(423)	(49,467)	(19,766)

Ending units	431,804	539,862	889,566	2,287,313	32,734	27,543	110,981	152,662

(Continued)

33

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	BBGI		BBLCG		BBCA		WVCP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$8,001	37,773	-	(448)	(32,507)	(47,017)	12,041	(29,478)
Realized gain (loss) on investments	42,097	418,504	-	68,028	398,820	180,824	80,869	206,035
Change in unrealized gain (loss) on investments	(2,360,377)	(1,477,545)	-	(350,529)	(2,399,080)	483,689	(1,098,985)	(293,526)
Reinvested capital gains	715,977	630,056	-	319,189	445,954	362,469	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,594,302)	(391,212)	-	36,240	(1,586,813)	979,965	(1,006,075)	(116,969)

Equity transactions:
Purchase payments received from contract owners (note 3)	24,947	38,330	-	1,276	21,498	55,772	12,444	12,923
Transfers between funds	(841,233)	1,472,929	-	(1,611,457)	(657,558)	(97,330)	(120,617)	(140,860)
Redemptions (note 3)	(560,500)	(554,545)	-	(52,212)	(498,807)	(241,113)	(435,050)	(383,420)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(37)	(47)
Contingent deferred sales charges (note 2)	(2,570)	(8,582)	-	(1,677)	(2,140)	(3,036)	(88)	(226)
Adjustments to maintain reserves	(101)	(10,640)	-	269	(53)	(40)	(217)	(52)

Net equity transactions	(1,379,457)	937,492	-	(1,663,801)	(1,137,060)	(285,747)	(543,565)	(511,682)

Net change in contract owners’ equity	(2,973,759)	546,280	-	(1,627,561)	(2,723,873)	694,218	(1,549,640)	(628,651)
Contract owners’ equity beginning of period	5,067,332	4,521,052	-	1,627,561	3,836,231	3,142,013	2,512,874	3,141,525

Contract owners’ equity end of period	$2,093,573	5,067,332	-	-	1,112,358	3,836,231	963,234	2,512,874

CHANGES IN UNITS:
Beginning units	393,076	325,009	-	170,035	194,644	212,034	189,766	225,532
Units purchased	14,194	121,136	-	160	9,058	6,329	489	659
Units redeemed	(145,643)	(53,069)	-	(170,195)	(86,267)	(23,719)	(52,768)	(36,425)

Ending units	261,627	393,076	-	-	117,435	194,644	137,487	189,766

(Continued)

34

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WIEP		WGIP		DELS		DVSCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$34,440	1,807	122,868	20,729	-	(7,631)	(125,641)	(419,255)
Realized gain (loss) on investments	393,153	961,017	(219,773)	1,750,843	-	(125,639)	(7,963,777)	3,352,354
Change in unrealized gain (loss) on investments	(2,977,267)	152,569	(3,569,481)	(3,638,075)	-	(36,668)	(12,699,776)	(5,558,515)
Reinvested capital gains	-	-	617,366	2,077,602	-	177,599	5,358,539	2,261,700

Net increase (decrease) in contract owners’ equity resulting from operations	(2,549,674)	1,115,393	(3,049,020)	211,099	-	7,661	(15,430,655)	(363,716)

Equity transactions:
Purchase payments received from contract owners (note 3)	9,970	16,865	86,986	181,343	-	2,915	835,527	1,237,365
Transfers between funds	(181,321)	(356,442)	(469,686)	(939,372)	-	(1,336,257)	8,349,445	(8,092,633)
Redemptions (note 3)	(852,767)	(1,763,013)	(1,221,330)	(3,745,145)	-	(49,821)	(5,875,077)	(8,285,927)
Annuity benefits	(1,647)	(3,686)	-	-	-	-	(40,073)	(51,123)
Contract maintenance charges (note 2)	(44)	(51)	(171)	(193)	-	-	(1,630)	(1,651)
Contingent deferred sales charges (note 2)	(93)	(517)	(1,361)	(1,840)	-	(920)	(30,024)	(54,360)
Adjustments to maintain reserves	(284)	221	(57)	(76)	-	(48)	(1,641)	2,274

Net equity transactions	(1,026,186)	(2,106,623)	(1,605,619)	(4,505,283)	-	(1,384,131)	3,236,527	(15,246,055)

Net change in contract owners’ equity	(3,575,860)	(991,230)	(4,654,639)	(4,294,184)	-	(1,376,470)	(12,194,128)	(15,609,771)
Contract owners’ equity beginning of period	6,863,280	7,854,510	9,298,560	13,592,744	-	1,376,470	42,299,009	57,908,780

Contract owners’ equity end of period	$3,287,420	6,863,280	4,643,921	9,298,560	-	-	30,104,881	42,299,009

CHANGES IN UNITS:
Beginning units	429,076	566,655	537,328	791,274	-	101,828	2,832,247	3,827,015
Units purchased	1,727	2,709	22,416	90,718	-	1,561	2,592,774	858,338
Units redeemed	(79,064)	(140,288)	(135,292)	(344,664)	-	(103,389)	(2,468,598)	(1,853,106)

Ending units	351,739	429,076	424,452	537,328	-	-	2,956,423	2,832,247

(Continued)

35

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DSIF		DCAP		DCAPS		DSC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$4,686,447	4,038,401	768,441	540,430	(3,310)	(17,629)	(1,584)	(4,209)
Realized gain (loss) on investments	10,838,931	29,203,434	2,752,566	11,774,366	104,282	258,187	(3,156)	3,995
Change in unrealized gain (loss) on investments	(242,978,746)	1,988,057	(37,321,094)	(5,533,266)	(1,329,441)	(71,823)	(108,755)	(127,018)
Reinvested capital gains	-	-	6,302,421	-	217,910	-	20,497	62,765

Net increase (decrease) in contract owners’ equity resulting from operations	(227,453,368)	35,229,892	(27,497,666)	6,781,530	(1,010,559)	168,735	(92,998)	(64,467)

Equity transactions:
Purchase payments received from contract owners (note 3)	13,522,878	16,832,892	1,791,713	1,915,852	5,186	59,474	3,137	30,350
Transfers between funds	(31,240,208)	(51,522,210)	(3,207,647)	(10,070,227)	(156,286)	(313,264)	(231,987)	(2,689)
Redemptions (note 3)	(109,927,248)	(165,777,916)	(15,870,228)	(22,712,531)	(251,424)	(307,546)	(8,151)	(7,233)
Annuity benefits	(182,766)	(226,605)	(74,965)	(88,596)	-	-	-	-
Contract maintenance charges (note 2)	(31,323)	(36,121)	(4,389)	(4,678)	-	-	-	-
Contingent deferred sales charges (note 2)	(285,265)	(575,752)	(35,531)	(81,449)	(2,996)	(3,240)	(122)	(122)
Adjustments to maintain reserves	3,798	(4,361)	3,057	732	(74)	(104)	(41)	(3)

Net equity transactions	(128,140,134)	(201,310,073)	(17,397,990)	(31,040,897)	(405,594)	(564,680)	(237,164)	20,303

Net change in contract owners’ equity	(355,593,502)	(166,080,181)	(44,895,656)	(24,259,367)	(1,416,153)	(395,945)	(330,162)	(44,164)
Contract owners’ equity beginning of period	690,786,804	856,866,985	103,825,477	128,084,844	3,498,498	3,894,443	453,757	497,921

Contract owners’ equity end of period	$335,193,302	690,786,804	58,929,821	103,825,477	2,082,345	3,498,498	123,595	453,757

CHANGES IN UNITS:
Beginning units	44,544,149	57,892,321	6,500,979	8,535,184	281,395	328,325	42,914	41,384
Units purchased	6,241,546	7,769,555	1,453,038	990,536	7,364	6,687	630	2,328
Units redeemed	(16,248,571)	(21,117,727)	(2,670,654)	(3,024,741)	(45,712)	(53,617)	(26,099)	(798)

Ending units	34,537,124	44,544,149	5,283,363	6,500,979	243,047	281,395	17,445	42,914

(Continued)

36

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DVIV		FALFS		FCA2S		FHIBS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$5,258	1,094	(1,611)	(3,910)	(16,327)	(14,773)	304,658	292,821
Realized gain (loss) on investments	21,101	15,053	(62,252)	17,307	57,582	75,394	(306,216)	(64,522)
Change in unrealized gain (loss) on investments	(270,718)	(66,734)	(168,143)	(147,651)	(362,868)	23,990	(1,125,283)	(175,369)
Reinvested capital gains	77,762	63,897	89,742	66,416	19,715	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(166,597)	13,310	(142,264)	(67,838)	(301,898)	84,611	(1,126,841)	52,930

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	694	771	12,600	17,083	162,916	52,160
Transfers between funds	(92,223)	-	(121,245)	(57,876)	(59,572)	(62,835)	(441,166)	(250,546)
Redemptions (note 3)	(12,026)	(9,935)	(23,583)	(13,563)	(106,954)	(82,609)	(499,554)	(357,331)
Annuity benefits	-	-	-	-	-	-	(158)	(148)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(199)	(130)	(112)	(276)	(1,596)	(1,480)	(4,887)	(3,596)
Adjustments to maintain reserves	2	398	(2)	(36)	(85)	(13)	153	(313)

Net equity transactions	(104,446)	(9,667)	(144,248)	(70,980)	(155,607)	(129,854)	(782,696)	(559,774)

Net change in contract owners’ equity	(271,043)	3,643	(286,512)	(138,818)	(457,505)	(45,243)	(1,909,537)	(506,844)
Contract owners’ equity beginning of period	506,713	503,070	488,122	626,940	1,070,416	1,115,659	4,627,377	5,134,221

Contract owners’ equity end of period	$235,670	506,713	201,610	488,122	612,911	1,070,416	2,717,840	4,627,377

CHANGES IN UNITS:
Beginning units	26,630	27,160	43,489	49,357	84,547	94,849	339,327	381,404
Units purchased	-	-	1,567	1,415	1,835	2,993	108,880	108,684
Units redeemed	(6,599)	(530)	(17,107)	(7,283)	(16,261)	(13,295)	(174,813)	(150,761)

Ending units	20,031	26,630	27,949	43,489	70,121	84,547	273,394	339,327

(Continued)

37

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FVMOS		FQB		FQBS		FEIS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$27,929	305	8,691,466	9,195,488	237,078	251,688	4,212,550	2,554,331
Realized gain (loss) on investments	(492,075)	(23,092)	(6,085,171)	(376,559)	(184,414)	(68,337)	(3,024,534)	36,448,640
Change in unrealized gain (loss) on investments	10,775	(24,072)	(19,282,293)	1,071,128	(744,969)	96,063	(236,726,233)	(84,991,989)
Reinvested capital gains	-	-	-	-	-	-	514,978	54,024,702

Net increase (decrease) in contract owners’ equity resulting from operations	(453,371)	(46,859)	(16,675,998)	9,890,057	(692,305)	279,414	(235,023,239)	8,035,684

Equity transactions:
Purchase payments received from contract owners (note 3)	81,430	106,793	3,948,044	4,917,921	122,715	70,469	8,640,362	12,521,860
Transfers between funds	4,875,506	317,013	(15,349,255)	(3,807,060)	(524,514)	(204,952)	(43,293,206)	(49,371,783)
Redemptions (note 3)	(1,097,378)	(319,675)	(46,276,545)	(43,202,775)	(999,123)	(908,132)	(100,584,300)	(138,499,789)
Annuity benefits	-	-	(100,308)	(104,918)	(656)	(554)	(185,994)	(266,993)
Contract maintenance charges (note 2)	(34)	(13)	(2,325)	(2,267)	-	-	(9,106)	(10,007)
Contingent deferred sales charges (note 2)	(8,545)	(44)	(165,236)	(243,353)	(11,202)	(13,876)	(259,592)	(568,511)
Adjustments to maintain reserves	(717)	(58)	(9,312)	7,285	2,401	(630)	23,002	73,443

Net equity transactions	3,850,262	104,016	(57,954,937)	(42,435,167)	(1,410,379)	(1,057,675)	(135,668,834)	(176,121,780)

Net change in contract owners’ equity	3,396,891	57,157	(74,630,935)	(32,545,110)	(2,102,684)	(778,261)	(370,692,073)	(168,086,096)
Contract owners’ equity beginning of period	1,223,240	1,166,083	235,497,848	268,042,958	8,490,010	9,268,271	637,779,360	805,865,456

Contract owners’ equity end of period	$4,620,131	1,223,240	160,866,913	235,497,848	6,387,326	8,490,010	267,087,287	637,779,360

CHANGES IN UNITS:
Beginning units	121,945	113,120	16,768,928	19,923,851	733,237	826,174	36,071,966	45,771,858
Units purchased	1,281,853	239,235	4,366,048	3,270,121	46,338	47,359	4,868,023	6,121,347
Units redeemed	(934,672)	(230,410)	(8,706,792)	(6,425,044)	(173,005)	(140,296)	(14,396,008)	(15,821,239)

Ending units	469,126	121,945	12,428,184	16,768,928	606,570	733,237	26,543,981	36,071,966

(Continued)

38

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FEI2		FGS		FG2		FHIS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$29,913	(53,081)	(1,441,040)	(2,228,723)	(62,627)	(81,802)	5,570,251	7,835,048
Realized gain (loss) on investments	187,703	1,155,429	19,074,895	17,271,570	325,393	655,985	(5,039,902)	2,510,773
Change in unrealized gain (loss) on investments	(6,308,647)	(2,386,753)	(188,540,707)	80,606,095	(3,061,729)	629,579	(23,551,722)	(6,673,122)
Reinvested capital gains	12,641	1,302,143	-	350,443	-	3,684	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,078,390)	17,738	(170,906,852)	95,999,385	(2,798,963)	1,207,446	(23,021,373)	3,672,699

Equity transactions:
Purchase payments received from contract owners (note 3)	100,407	197,401	6,532,243	7,293,261	15,524	70,742	327,535	1,785,096
Transfers between funds	(588,782)	(1,113,334)	(32,372,231)	(10,197,452)	358,839	(450,793)	(13,012,388)	(59,267,618)
Redemptions (note 3)	(1,556,124)	(1,332,582)	(67,408,379)	(93,739,500)	(641,298)	(656,962)	(22,341,873)	(35,930,478)
Annuity benefits	-	-	(124,996)	(114,156)	-	-	(38,660)	(48,241)
Contract maintenance charges (note 2)	-	-	(16,062)	(17,295)	-	-	(2,073)	(2,479)
Contingent deferred sales charges (note 2)	(18,948)	(22,133)	(157,310)	(312,515)	(10,663)	(12,426)	(41,792)	(115,336)
Adjustments to maintain reserves	(58)	(302)	(3,613)	11,565	(32)	(239)	857	979

Net equity transactions	(2,063,505)	(2,270,950)	(93,550,348)	(97,076,092)	(277,630)	(1,049,678)	(35,108,394)	(93,578,077)

Net change in contract owners’ equity	(8,141,895)	(2,253,212)	(264,457,200)	(1,076,707)	(3,076,593)	157,768	(58,129,767)	(89,905,378)
Contract owners’ equity beginning of period	15,223,234	17,476,446	428,468,189	429,544,896	5,923,337	5,765,569	116,717,934	206,623,312

Contract owners’ equity end of period	$7,081,339	15,223,234	164,010,989	428,468,189	2,846,744	5,923,337	58,588,167	116,717,934

CHANGES IN UNITS:
Beginning units	1,101,407	1,257,321	25,956,718	33,064,556	450,197	544,353	10,440,891	18,673,694
Units purchased	66,399	57,702	3,363,809	7,151,797	66,431	39,302	879,789	4,814,039
Units redeemed	(254,972)	(213,616)	(10,420,406)	(14,259,635)	(97,864)	(133,458)	(4,247,088)	(13,046,842)

Ending units	912,834	1,101,407	18,900,121	25,956,718	418,764	450,197	7,073,592	10,440,891

(Continued)

39

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FHISR		FOS		FO2R		FOSR

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,627,213	2,420,731	455,400	1,131,429	21,140	120,905	739,962	1,992,856
Realized gain (loss) on investments	(3,985,547)	(628,516)	2,615,156	7,361,712	718,588	994,974	2,547,449	14,657,366
Change in unrealized gain (loss) on investments	(3,827,678)	(2,270,710)	(28,627,790)	(3,942,677)	(6,814,774)	(319,905)	(52,561,281)	(8,463,553)
Reinvested capital gains	-	-	4,945,362	4,126,563	1,139,337	727,488	9,580,938	7,225,936

Net increase (decrease) in contract owners’ equity resulting from operations	(6,186,012)	(478,495)	(20,611,872)	8,677,027	(4,935,709)	1,523,462	(39,692,932)	15,412,605

Equity transactions:
Purchase payments received from contract owners (note 3)	1,196,954	1,467,582	187,048	146,212	39,091	127,264	1,681,227	3,042,682
Transfers between funds	5,472,674	33,545,959	(1,336,215)	(3,964,124)	(390,493)	(3,163)	(7,164,512)	(4,876,165)
Redemptions (note 3)	(6,203,185)	(4,348,052)	(8,074,947)	(12,638,948)	(977,083)	(712,202)	(13,862,852)	(18,834,024)
Annuity benefits	-	-	(18,208)	(25,708)	(196)	(208)	(56,302)	(47,295)
Contract maintenance charges (note 2)	(227)	(78)	(770)	(798)	-	-	(1,550)	(1,636)
Contingent deferred sales charges (note 2)	(18,174)	(13,227)	(9,197)	(24,253)	(9,300)	(6,921)	(62,610)	(101,448)
Adjustments to maintain reserves	(292)	11,831	2,275	3,849	1,964	(530)	2,596	5,451

Net equity transactions	447,750	30,664,015	(9,250,014)	(16,503,770)	(1,336,017)	(595,760)	(19,464,003)	(20,812,435)

Net change in contract owners’ equity	(5,738,262)	30,185,520	(29,861,886)	(7,826,743)	(6,271,726)	927,702	(59,156,935)	(5,399,830)
Contract owners’ equity beginning of period	30,185,520	-	52,803,364	60,630,107	11,432,722	10,505,020	101,132,669	106,532,499

Contract owners’ equity end of period	$24,447,258	30,185,520	22,941,478	52,803,364	5,160,996	11,432,722	41,975,734	101,132,669

CHANGES IN UNITS:
Beginning units	3,077,761	-	2,660,164	3,528,715	614,490	648,323	5,132,023	6,293,681
Units purchased	5,259,682	6,979,378	213,270	424,763	53,817	63,854	1,017,722	1,874,697
Units redeemed	(4,977,599)	(3,901,617)	(790,445)	(1,293,314)	(164,628)	(97,687)	(2,320,593)	(3,036,355)

Ending units	3,359,844	3,077,761	2,082,989	2,660,164	503,679	614,490	3,829,152	5,132,023

(Continued)

40

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FCS		FC2		FIGBS		FGOS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(2,093,641)	(3,410,738)	(169,945)	(219,506)	1,960,251	1,760,430	(291,007)	(640,795)
Realized gain (loss) on investments	17,813,085	55,638,212	524,483	1,160,511	(776,301)	(644,233)	1,561,148	2,879,230
Change in unrealized gain (loss) on investments	(342,025,884)	(123,508,728)	(9,186,346)	(3,215,038)	(4,238,529)	723,507	(28,851,921)	9,243,801
Reinvested capital gains	18,511,927	198,370,523	482,988	5,088,027	53,666	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(307,794,513)	127,089,269	(8,348,820)	2,813,994	(3,000,913)	1,839,704	(27,581,780)	11,482,236

Equity transactions:
Purchase payments received from contract owners (note 3)	13,166,368	19,820,622	65,285	300,440	1,490,364	2,683,968	859,080	709,776
Transfers between funds	(49,376,712)	(33,053,375)	(632,630)	421,425	5,196,393	12,496,952	(884,140)	(3,260,017)
Redemptions (note 3)	(116,263,512)	(165,924,464)	(2,029,992)	(1,570,434)	(15,296,977)	(12,766,010)	(8,708,883)	(13,998,348)
Annuity benefits	(362,496)	(400,657)	(7,115)	(5,649)	(114,537)	(94,354)	(2,789)	(7,065)
Contract maintenance charges (note 2)	(25,000)	(24,778)	-	-	(1,962)	(1,235)	(1,255)	(1,372)
Contingent deferred sales charges (note 2)	(354,218)	(624,114)	(23,673)	(26,135)	(50,881)	(68,052)	(13,083)	(27,830)
Adjustments to maintain reserves	23,573	61,533	37	228	5,414	3,017	45	(127)

Net equity transactions	(153,191,997)	(180,145,233)	(2,628,088)	(880,125)	(8,772,186)	2,254,286	(8,751,025)	(16,584,983)

Net change in contract owners’ equity	(460,986,510)	(53,055,964)	(10,976,908)	1,933,869	(11,773,099)	4,093,990	(36,332,805)	(5,102,747)
Contract owners’ equity beginning of period	815,675,521	868,731,485	20,802,241	18,868,372	66,607,486	62,513,496	55,545,409	60,648,156

Contract owners’ equity end of period	$354,689,011	815,675,521	9,825,333	20,802,241	54,834,387	66,607,486	19,212,604	55,545,409

CHANGES IN UNITS:
Beginning units	34,126,179	42,459,981	1,171,503	1,229,048	5,743,749	5,515,247	4,293,709	5,734,093
Units purchased	4,747,398	7,484,045	56,044	92,277	2,655,637	3,651,172	1,068,057	863,866
Units redeemed	(12,876,046)	(15,817,847)	(244,332)	(149,822)	(3,414,853)	(3,422,670)	(2,036,517)	(2,304,250)

Ending units	25,997,531	34,126,179	983,215	1,171,503	4,984,533	5,743,749	3,325,249	4,293,709

(Continued)

41

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FMCS		FMC2		FVSS		FVSS2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(321,442)	(214,865)	(196,933)	(211,488)	(128,980)	(181,703)	(25,170)	(37,720)
Realized gain (loss) on investments	(3,994,033)	740,316	772,748	1,008,359	(4,292,902)	(86,025)	(254,427)	44,487
Change in unrealized gain (loss) on investments	(19,917,178)	1,503,027	(8,622,741)	(278,986)	(13,916,186)	(2,394,451)	(1,338,765)	(210,336)
Reinvested capital gains	5,975,426	2,557,199	2,176,437	1,380,394	5,056,892	4,362,170	426,394	312,066

Net increase (decrease) in contract owners’ equity resulting from operations	(18,257,227)	4,585,677	(5,870,489)	1,898,279	(13,281,176)	1,699,991	(1,191,968)	108,497

Equity transactions:
Purchase payments received from contract owners (note 3)	1,425,458	1,926,850	141,450	550,779	500,371	1,167,210	5,602	48,288
Transfers between funds	4,330,878	19,498,426	(865,828)	(4,350)	(4,396,007)	(175,347)	(261,324)	(79,574)
Redemptions (note 3)	(6,463,959)	(5,763,293)	(1,326,949)	(896,779)	(4,139,516)	(7,160,626)	(178,582)	(228,538)
Annuity benefits	(223)	(132)	(122,619)	(107,323)	(22,982)	(37,238)	-	-
Contract maintenance charges (note 2)	(1,119)	(574)	(48)	3	(763)	(959)	-	-
Contingent deferred sales charges (note 2)	(29,125)	(17,551)	(17,224)	(7,790)	(21,438)	(36,299)	(1,796)	(4,498)
Adjustments to maintain reserves	999	(1,553)	3,926	(6,060)	3,619	4,707	(13)	(92)

Net equity transactions	(737,091)	15,642,173	(2,187,292)	(471,520)	(8,076,716)	(6,238,552)	(436,113)	(264,414)

Net change in contract owners’ equity	(18,994,318)	20,227,850	(8,057,781)	1,426,759	(21,357,892)	(4,538,561)	(1,628,081)	(155,917)
Contract owners’ equity beginning of period	43,914,425	23,686,575	15,910,028	14,483,269	32,158,748	36,697,309	2,634,568	2,790,485

Contract owners’ equity end of period	$24,920,107	43,914,425	7,852,247	15,910,028	10,800,856	32,158,748	1,006,487	2,634,568

CHANGES IN UNITS:
Beginning units	3,720,767	2,219,901	688,268	726,383	1,995,932	2,381,904	172,687	189,220
Units purchased	2,476,807	3,317,381	32,714	59,779	358,554	2,023,381	4,664	8,938
Units redeemed	(2,591,357)	(1,816,515)	(158,396)	(97,894)	(966,290)	(2,409,353)	(39,471)	(25,471)

Ending units	3,606,217	3,720,767	562,586	688,268	1,388,196	1,995,932	137,880	172,687

(Continued)

42

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FNRS2		FF10S		FF10S2		FF20S

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(533,285)	(286,047)	159,464	122,170	381	307	93,653	82,993
Realized gain (loss) on investments	(2,589,591)	237,471	(893,044)	224,296	617	689	(432,585)	155,588
Change in unrealized gain (loss) on investments	(27,519,089)	7,529,881	(2,834,252)	(163,826)	(9,661)	555	(2,482,108)	(116,743)
Reinvested capital gains	1,407,632	1,805,107	397,980	171,937	1,188	947	358,206	167,824

Net increase (decrease) in contract owners’ equity resulting from operations	(29,234,333)	9,286,412	(3,169,852)	354,577	(7,475)	2,498	(2,462,834)	289,662

Equity transactions:
Purchase payments received from contract owners (note 3)	1,399,448	1,482,882	137,029	936,679	13,472	-	345,824	656,119
Transfers between funds	8,143,964	28,445,837	5,538,244	6,710,517	(10,109)	-	2,234,200	4,219,388
Redemptions (note 3)	(7,460,632)	(3,304,404)	(2,752,654)	(2,343,580)	(4,362)	(1,584)	(1,508,109)	(703,545)
Annuity benefits	(29,084)	(12,229)	(3,588)	(1,345)	(3,516)	(3,920)	(7,756)	(3,015)
Contract maintenance charges (note 2)	(1,185)	(477)	(112)	(25)	(1)	-	(629)	(157)
Contingent deferred sales charges (note 2)	(29,743)	(17,946)	(9,257)	(3,638)	-	-	(7,089)	(4,243)
Adjustments to maintain reserves	2,194	(4,930)	(128)	(34)	259	291	(105)	(256)

Net equity transactions	2,024,962	26,588,733	2,909,534	5,298,574	(4,257)	(5,213)	1,056,336	4,164,291

Net change in contract owners’ equity	(27,209,371)	35,875,145	(260,318)	5,653,151	(11,732)	(2,715)	(1,406,498)	4,453,953
Contract owners’ equity beginning of period	47,397,752	11,522,607	8,315,886	2,662,735	34,024	36,739	6,634,007	2,180,054

Contract owners’ equity end of period	$20,188,381	47,397,752	8,055,568	8,315,886	22,292	34,024	5,227,509	6,634,007

CHANGES IN UNITS:
Beginning units	3,230,157	1,092,891	717,498	238,181	2,743	3,171	561,279	203,073
Units purchased	3,983,629	3,767,516	863,436	837,524	1,204	-	504,980	539,686
Units redeemed	(4,048,755)	(1,630,250)	(631,933)	(358,207)	(1,516)	(428)	(395,348)	(181,480)

Ending units	3,165,031	3,230,157	949,001	717,498	2,431	2,743	670,911	561,279

(Continued)

43

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FF20S2		FF30S		FF30S2		FTVDM3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,031	54	34,343	45,184	2,317	2,404	185,370	83,453
Realized gain (loss) on investments	(474)	510	(152,920)	49,357	(27,824)	3,869	(2,685,224)	1,061,894
Change in unrealized gain (loss) on investments	(33,780)	1,011	(1,629,441)	(62,754)	(190,095)	(3,817)	(8,166,063)	1,028,517
Reinvested capital gains	3,596	1,338	228,388	111,626	26,641	12,384	2,366,707	859,693

Net increase (decrease) in contract owners’ equity resulting from operations	(29,627)	2,913	(1,519,630)	143,413	(188,961)	14,840	(8,299,210)	3,033,557

Equity transactions:
Purchase payments received from contract owners (note 3)	64,998	9,979	574,791	705,561	-	235,736	341,295	437,882
Transfers between funds	-	-	(78,431)	2,211,292	184,744	-	(8,959,556)	17,069,269
Redemptions (note 3)	(1,914)	-	(226,412)	(375,554)	(54,174)	(10,581)	(2,348,529)	(2,250,179)
Annuity benefits	(6,148)	(3,950)	-	-	(27,673)	(22,622)	(22,802)	(29,197)
Contract maintenance charges (note 2)	(2)	-	(887)	(345)	(5)	-	(209)	(124)
Contingent deferred sales charges (note 2)	-	-	(3,201)	(7,124)	-	-	(9,414)	(10,196)
Adjustments to maintain reserves	540	569	(59)	(92)	1,232	1,230	1,273	(1,886)

Net equity transactions	57,474	6,598	265,801	2,533,738	104,124	203,763	(10,997,942)	15,215,569

Net change in contract owners’ equity	27,847	9,511	(1,253,829)	2,677,151	(84,837)	218,603	(19,297,152)	18,249,126
Contract owners’ equity beginning of period	43,848	34,337	3,625,337	948,186	377,140	158,537	24,382,734	6,133,608

Contract owners’ equity end of period	$71,695	43,848	2,371,508	3,625,337	292,303	377,140	5,085,582	24,382,734

CHANGES IN UNITS:
Beginning units	3,382	2,852	301,314	85,992	27,932	12,830	1,629,698	483,848
Units purchased	5,622	680	168,857	259,751	16,127	16,966	564,552	2,240,638
Units redeemed	(712)	(150)	(140,179)	(44,429)	(8,798)	(1,864)	(1,447,461)	(1,094,788)

Ending units	8,292	3,382	329,992	301,314	35,261	27,932	746,789	1,629,698

(Continued)

44

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TIF2		TIF3		FTVFA2		FTVGI3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$674	665	210,114	113,104	24,429	-	1,231,132	287,909
Realized gain (loss) on investments	7,706	6,423	(938,218)	197,558	(112,861)	-	1,289,935	422,029
Change in unrealized gain (loss) on investments	(48,524)	1,933	(7,688,911)	570,989	(96,307)	-	(1,091,876)	1,282,486
Reinvested capital gains	6,350	4,475	1,445,923	540,392	28,167	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(33,794)	13,496	(6,971,092)	1,422,043	(156,572)	-	1,429,191	1,992,424

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	521,952	797,172	23,564	-	1,292,654	1,227,438
Transfers between funds	(9,283)	-	4,071,162	7,732,645	1,190,706	-	14,320,636	21,451,699
Redemptions (note 3)	(112)	(783)	(2,620,193)	(1,495,455)	(34,830)	-	(7,902,089)	(3,392,114)
Annuity benefits	(14,470)	(15,601)	(33,129)	(34,921)	-	-	(15,726)	(12,775)
Contract maintenance charges (note 2)	-	-	(797)	(179)	(1)	-	(287)	(41)
Contingent deferred sales charges (note 2)	-	-	(13,459)	(9,010)	(268)	-	(17,849)	(9,595)
Adjustments to maintain reserves	806	747	988	1,393	(8)	-	270	(2,006)

Net equity transactions	(23,059)	(15,637)	1,926,524	6,991,645	1,179,163	-	7,677,609	19,262,606

Net change in contract owners’ equity	(56,853)	(2,141)	(5,044,568)	8,413,688	1,022,591	-	9,106,800	21,255,030
Contract owners’ equity beginning of period	102,271	104,412	14,705,701	6,292,013	-	-	33,144,739	11,889,709

Contract owners’ equity end of period	$45,418	102,271	9,661,133	14,705,701	1,022,591	-	42,251,539	33,144,739

CHANGES IN UNITS:
Beginning units	5,496	6,397	1,094,763	505,381	-	-	2,850,554	1,106,336
Units purchased	64	-	925,782	967,439	256,373	-	3,628,953	2,734,673
Units redeemed	(1,416)	(901)	(771,661)	(378,057)	(104,161)	-	(3,014,178)	(990,455)

Ending units	4,144	5,496	1,248,884	1,094,763	152,212	-	3,465,329	2,850,554

(Continued)

45

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FTVIS2		FTVRD2		FTVSV2		WRASP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$2,347,439	1,421,570	2,478	10,210	4,042	(96,419)	(2,612,292)	(1,750,184)
Realized gain (loss) on investments	(3,927,872)	1,668,150	6,041	50,991	(5,763,259)	462,702	16,219,589	5,259,266
Change in unrealized gain (loss) on investments	(17,396,908)	(2,690,240)	(292,640)	(125,339)	(3,889,596)	(3,056,983)	(123,515,090)	83,813,774
Reinvested capital gains	1,248,095	395,282	7,040	18,291	1,492,261	1,430,708	20,330,014	14,731,001

Net increase (decrease) in contract owners’ equity resulting from operations	(17,729,246)	794,762	(277,081)	(45,847)	(8,156,552)	(1,259,992)	(89,577,779)	102,053,857

Equity transactions:
Purchase payments received from contract owners (note 3)	1,594,129	5,629,647	(153)	(17)	605,751	781,542	5,377,135	8,691,525
Transfers between funds	3,260,697	27,746,873	(63,674)	(89,572)	8,331,848	7,384,923	5,322,185	9,698,337
Redemptions (note 3)	(13,272,437)	(10,560,479)	(50,321)	(34,203)	(3,090,755)	(3,582,692)	(37,513,143)	(18,495,618)
Annuity benefits	(72,030)	(64,945)	(70,372)	(90,563)	(41,821)	(43,267)	(29,755)	(15,846)
Contract maintenance charges (note 2)	(559)	(292)	(45)	(7)	(277)	(129)	-	-
Contingent deferred sales charges (note 2)	(26,997)	(15,807)	(1,546)	(482)	(13,304)	(13,509)	(200,721)	(290,666)
Adjustments to maintain reserves	2,871	3,402	4,661	5,030	2,283	(3,071)	9,690	3,450

Net equity transactions	(8,514,326)	22,738,399	(181,450)	(209,814)	5,793,725	4,523,797	(27,034,609)	(408,818)

Net change in contract owners’ equity	(26,243,572)	23,533,161	(458,531)	(255,661)	(2,362,827)	3,263,805	(116,612,388)	101,645,039
Contract owners’ equity beginning of period	60,675,624	37,142,463	1,120,876	1,376,537	17,171,553	13,907,748	344,804,295	243,159,256

Contract owners’ equity end of period	$34,432,052	60,675,624	662,345	1,120,876	14,808,726	17,171,553	228,191,907	344,804,295

CHANGES IN UNITS:
Beginning units	5,243,133	3,299,693	90,220	106,400	1,615,021	1,233,894	14,390,538	14,439,370
Units purchased	2,770,029	5,755,834	596	-	3,120,705	1,720,511	5,309,278	1,694,667
Units redeemed	(3,767,993)	(3,812,394)	(16,560)	(16,180)	(2,600,502)	(1,339,384)	(6,790,123)	(1,743,499)

Ending units	4,245,169	5,243,133	74,256	90,220	2,135,224	1,615,021	12,909,693	14,390,538

(Continued)

46

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRBP		WRBDP		WRCEP		WRDIV

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(949,093)	51,733	(1,459,742)	3,318,179	(2,256,548)	(1,870,341)	(431,421)	(135,172)
Realized gain (loss) on investments	4,132,142	3,144,467	(1,078,327)	(203,248)	4,575,696	7,686,441	1,521,989	587,915
Change in unrealized gain (loss) on investments	(22,916,709)	8,076,334	1,094,768	1,758,736	(90,860,666)	2,167,297	(16,387,185)	4,510,087
Reinvested capital gains	54,179	1,795	-	-	5,051,921	22,981,411	49,185	322,208

Net increase (decrease) in contract owners’ equity resulting from operations	(19,679,481)	11,274,329	(1,443,301)	4,873,667	(83,489,597)	30,964,808	(15,247,432)	5,285,038

Equity transactions:
Purchase payments received from contract owners (note 3)	1,060,989	1,265,149	1,914,602	1,952,475	2,556,815	3,404,189	999,252	1,901,308
Transfers between funds	(4,542,968)	(3,508,055)	9,419,584	40,090,803	(13,933,384)	(15,538,802)	937,874	6,128,540
Redemptions (note 3)	(13,178,441)	(7,525,316)	(20,020,161)	(8,464,274)	(26,779,210)	(19,709,254)	(5,352,886)	(1,870,494)
Annuity benefits	(13,424)	(13,028)	(34,272)	(13,130)	(16,425)	(16,231)	(4,137)	(4,818)
Contract maintenance charges (note 2)	-	-	-	-	(62)	-	-	-
Contingent deferred sales charges (note 2)	(55,474)	(103,889)	(95,223)	(117,093)	(136,604)	(312,818)	(32,063)	(28,424)
Adjustments to maintain reserves	5,820	(1,096)	4,056	1,971	31,734	5,747	(187)	1,163

Net equity transactions	(16,723,498)	(9,886,235)	(8,811,414)	33,450,752	(38,277,136)	(32,167,169)	(3,452,147)	6,127,275

Net change in contract owners’ equity	(36,402,979)	1,388,094	(10,254,715)	38,324,419	(121,766,733)	(1,202,361)	(18,699,579)	11,412,313
Contract owners’ equity beginning of period	98,639,225	97,251,131	129,197,368	90,872,949	259,538,098	260,740,459	43,136,906	31,724,593

Contract owners’ equity end of period	$62,236,246	98,639,225	118,942,653	129,197,368	137,771,365	259,538,098	24,437,327	43,136,906

CHANGES IN UNITS:
Beginning units	7,103,270	7,857,473	9,744,380	7,144,826	22,343,431	25,267,360	2,699,802	2,287,217
Units purchased	2,212,535	324,493	4,843,743	3,860,087	7,115,799	736,020	1,190,088	721,623
Units redeemed	(3,619,785)	(1,078,696)	(5,606,136)	(1,260,533)	(11,218,324)	(3,659,949)	(1,483,798)	(309,038)

Ending units	5,696,020	7,103,270	8,981,987	9,744,380	18,240,906	22,343,431	2,406,092	2,699,802

(Continued)

47

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRENG		WRGNR		WRGP		WRHIP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(139,321)	(33,422)	(40,617)	(732,490)	(2,865,797)	(3,616,784)	(472,701)	5,313,024
Realized gain (loss) on investments	422,792	58,709	2,341,583	1,249,986	8,136,002	11,276,144	(1,115,548)	198,966
Change in unrealized gain (loss) on investments	(7,561,825)	2,095,711	(47,372,142)	14,000,634	(105,511,623)	45,858,613	(16,350,585)	(3,385,854)
Reinvested capital gains	12,285	29,226	2,831,602	5,064,463	2,105,992	6,725,125	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,266,069)	2,150,224	(42,239,574)	19,582,593	(98,135,426)	60,243,098	(17,938,834)	2,126,136

Equity transactions:
Purchase payments received from contract owners (note 3)	626,786	1,073,891	1,399,957	2,391,903	2,791,705	3,036,005	1,115,645	1,605,584
Transfers between funds	4,670,150	6,106,284	1,038,331	8,276,339	(17,142,059)	(21,241,983)	(1,287,783)	3,319,010
Redemptions (note 3)	(1,292,656)	(447,182)	(5,942,907)	(3,353,805)	(28,097,664)	(19,497,829)	(8,958,736)	(6,205,112)
Annuity benefits	-	-	(2,875)	(3,184)	(14,017)	(12,730)	(15,832)	(6,575)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,433)	(6,071)	(31,610)	(53,144)	(157,182)	(328,606)	(43,739)	(79,375)
Adjustments to maintain reserves	(105)	(189)	(333)	3,745	16,409	(3,791)	6,333	(2,327)

Net equity transactions	3,998,742	6,726,733	(3,539,437)	7,261,854	(42,602,808)	(38,048,934)	(9,184,112)	(1,368,795)

Net change in contract owners’ equity	(3,267,327)	8,876,957	(45,779,011)	26,844,447	(140,738,234)	22,194,164	(27,122,946)	757,341
Contract owners’ equity beginning of period	10,956,096	2,079,139	70,695,179	43,850,732	292,613,355	270,419,191	84,055,898	83,298,557

Contract owners’ equity end of period	$7,688,769	10,956,096	24,916,168	70,695,179	151,875,121	292,613,355	56,932,952	84,055,898

CHANGES IN UNITS:
Beginning units	794,716	225,125	3,287,167	2,887,238	25,148,472	28,866,345	5,514,524	5,604,764
Units purchased	936,240	678,343	1,617,833	853,106	7,248,335	788,814	1,861,801	719,281
Units redeemed	(684,081)	(108,752)	(1,866,041)	(453,177)	(11,826,267)	(4,506,687)	(2,574,795)	(809,521)

Ending units	1,046,875	794,716	3,038,959	3,287,167	20,570,540	25,148,472	4,801,530	5,514,524

(Continued)

48

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRIP		WRI2P		WRMIC		WRMCG

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(725,665)	(599,501)	(249,106)	113,229	(59,902)	(86,777)	(170,082)	(189,802)
Realized gain (loss) on investments	4,363,468	2,926,709	(966,393)	1,415,784	2,652	533,444	10,049	268,939
Change in unrealized gain (loss) on investments	(40,979,851)	10,110,684	(14,803,484)	(1,937,952)	(2,860,331)	(135,320)	(5,895,996)	959,096
Reinvested capital gains	1,289,104	2,224,092	489,117	3,592,027	-	-	175,165	402,368

Net increase (decrease) in contract owners’ equity resulting from operations	(36,052,944)	14,661,984	(15,529,866)	3,183,088	(2,917,581)	311,347	(5,880,864)	1,440,601

Equity transactions:
Purchase payments received from contract owners (note 3)	1,077,574	1,928,460	447,529	1,246,348	110,934	167,999	255,665	705,919
Transfers between funds	(3,583,813)	3,932,861	(3,982,632)	2,376,758	(343,848)	(191,234)	(317,196)	4,284,892
Redemptions (note 3)	(8,097,305)	(6,031,845)	(3,474,581)	(3,069,392)	(459,542)	(535,335)	(1,424,429)	(1,189,904)
Annuity benefits	(4,281)	(4,209)	(7,934)	(4,334)	(4,208)	(4,681)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(50,282)	(102,870)	(23,063)	(50,005)	(4,993)	(10,146)	(6,539)	(17,406)
Adjustments to maintain reserves	8,917	5,698	5,892	(6,059)	52	148	(10,828)	1,300

Net equity transactions	(10,649,190)	(271,905)	(7,034,789)	493,316	(701,605)	(573,249)	(1,503,327)	3,784,801

Net change in contract owners’ equity	(46,702,134)	14,390,079	(22,564,655)	3,676,404	(3,619,186)	(261,902)	(7,384,191)	5,225,402
Contract owners’ equity beginning of period	89,991,958	75,601,879	40,050,474	36,374,070	6,422,216	6,684,118	16,820,762	11,595,360

Contract owners’ equity end of period	$43,289,824	89,991,958	17,485,819	40,050,474	2,803,030	6,422,216	9,436,571	16,820,762

CHANGES IN UNITS:
Beginning units	6,280,053	6,317,661	2,118,596	2,084,663	416,786	457,441	1,245,741	954,630
Units purchased	2,265,176	874,190	689,829	515,583	165,270	81,315	584,332	484,641
Units redeemed	(3,301,387)	(911,798)	(1,162,540)	(481,650)	(231,085)	(121,970)	(723,346)	(193,530)

Ending units	5,243,842	6,280,053	1,645,885	2,118,596	350,971	416,786	1,106,727	1,245,741

(Continued)

49

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRMMP		WRMSP		WRRESP		WRSTP

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$429,651	1,149,836	(31,041)	185,409	(126,154)	(234,727)	(1,384,958)	(1,703,395)
Realized gain (loss) on investments	-	-	(206,578)	(33,894)	(544,934)	1,810,968	4,022,139	5,976,451
Change in unrealized gain (loss) on investments	-	-	(756,628)	34,819	(6,294,814)	(7,086,843)	(49,372,796)	(3,045,846)
Reinvested capital gains	-	-	-	-	248,914	864,218	2,785,882	25,247,198

Net increase (decrease) in contract owners’ equity resulting from operations	429,651	1,149,836	(994,247)	186,334	(6,716,988)	(4,646,384)	(43,949,733)	26,474,408

Equity transactions:
Purchase payments received from contract owners (note 3)	2,886,776	6,425,111	117,722	180,809	333,916	673,618	1,877,522	2,375,156
Transfers between funds	50,433,521	13,381,445	(863,584)	1,168,475	(970,870)	(2,777,389)	(7,536,349)	(3,716,863)
Redemptions (note 3)	(26,581,291)	(11,513,739)	(1,152,576)	(833,291)	(1,828,968)	(2,285,844)	(12,459,810)	(9,440,600)
Annuity benefits	(17,576)	(631)	(2,064)	(2,215)	(4,709)	(6,178)	(7,261)	(7,395)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(112,361)	(143,763)	(3,904)	(13,429)	(14,856)	(41,869)	(79,605)	(177,899)
Adjustments to maintain reserves	17,215	7,010	(170)	34	898	2,901	1,151	4,067

Net equity transactions	26,626,284	8,155,433	(1,904,576)	500,383	(2,484,589)	(4,434,761)	(18,204,352)	(10,963,534)

Net change in contract owners’ equity	27,055,935	9,305,269	(2,898,823)	686,717	(9,201,577)	(9,081,145)	(62,154,085)	15,510,874
Contract owners’ equity beginning of period	40,493,205	31,187,936	9,365,711	8,678,994	19,090,459	28,171,604	137,115,307	121,604,433

Contract owners’ equity end of period	$67,549,140	40,493,205	6,466,888	9,365,711	9,888,882	19,090,459	74,961,222	137,115,307

CHANGES IN UNITS:
Beginning units	3,735,294	2,969,855	855,365	808,187	1,285,756	1,572,126	9,699,144	10,562,288
Units purchased	7,984,467	3,200,311	358,254	266,232	652,473	293,098	2,699,063	599,306
Units redeemed	(5,606,124)	(2,434,872)	(541,563)	(219,054)	(869,928)	(579,468)	(4,331,364)	(1,462,450)

Ending units	6,113,637	3,735,294	672,056	855,365	1,068,301	1,285,756	8,066,843	9,699,144

(Continued)

50

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	WRSCP		WRSCV		WRVP		JABS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(1,215,642)	(1,739,372)	(104,126)	(176,499)	(985,737)	(540,577)	840	259
Realized gain (loss) on investments	4,676,896	6,072,623	(850,922)	(59,747)	2,928,195	4,960,222	170	4,089
Change in unrealized gain (loss) on investments	(52,623,308)	(1,757,309)	(2,292,457)	(1,042,471)	(39,058,141)	(10,610,895)	(17,008)	(1,188)
Reinvested capital gains	1,320,347	12,468,603	184,322	574,769	629,272	7,415,435	1,928	-

Net increase (decrease) in contract owners’ equity resulting from operations	(47,841,707)	15,044,545	(3,063,183)	(703,948)	(36,486,411)	1,224,185	(14,070)	3,160

Equity transactions:
Purchase payments received from contract owners (note 3)	1,429,849	1,468,283	185,251	327,491	966,918	1,066,148	-	-
Transfers between funds	(9,253,838)	(8,842,772)	(197,854)	272,410	(7,865,460)	(7,417,702)	79,385	(19,067)
Redemptions (note 3)	(10,918,980)	(9,448,666)	(1,166,148)	(1,369,669)	(10,450,066)	(9,110,904)	(6,656)	(2,100)
Annuity benefits	(11,108)	(11,023)	(6,760)	(4,046)	(15,132)	(18,303)	-	(367)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(75,836)	(164,678)	(6,828)	(23,430)	(77,358)	(154,700)	-	-
Adjustments to maintain reserves	10,927	(1,556)	(4)	480	345	5,249	113	56

Net equity transactions	(18,818,986)	(17,000,412)	(1,192,343)	(796,764)	(17,440,753)	(15,630,212)	72,842	(21,478)

Net change in contract owners’ equity	(66,660,693)	(1,955,867)	(4,255,526)	(1,500,712)	(53,927,164)	(14,406,027)	58,772	(18,318)
Contract owners’ equity beginning of period	130,404,579	132,360,446	12,044,210	13,544,922	116,064,087	130,470,114	32,613	50,931

Contract owners’ equity end of period	$63,743,886	130,404,579	7,788,684	12,044,210	62,136,923	116,064,087	91,385	32,613

CHANGES IN UNITS:
Beginning units	8,843,950	10,059,603	921,499	981,472	7,960,591	9,004,271	2,342	3,983
Units purchased	2,689,893	389,076	404,552	213,705	1,822,179	440,369	6,157	-
Units redeemed	(4,391,929)	(1,604,729)	(501,325)	(273,678)	(3,290,781)	(1,484,049)	(580)	(1,641)

Ending units	7,141,914	8,843,950	824,726	921,499	6,491,989	7,960,591	7,919	2,342

(Continued)

51

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JACAS		JAGTS		JAGTS2		JARLCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(2,114,763)	(2,254,224)	(238,889)	(336,667)	(155,741)	(181,130)	(13,905)	(27,699)
Realized gain (loss) on investments	36,028,375	39,533,507	690,275	2,036,062	687,087	2,649,014	(248,707)	8,047
Change in unrealized gain (loss) on investments	(128,871,167)	28,781,149	(13,793,583)	5,458,414	(8,720,454)	1,128,863	(954,111)	135,140
Reinvested capital gains	-	-	-	-	-	-	147,027	32,196

Net increase (decrease) in contract owners’ equity resulting from operations	(94,957,555)	66,060,432	(13,342,197)	7,157,809	(8,189,108)	3,596,747	(1,069,696)	147,684

Equity transactions:
Purchase payments received from contract owners (note 3)	3,112,750	3,935,209	230,217	205,230	775,081	978,201	23,388	206,711
Transfers between funds	868,058	7,390,211	(1,805,811)	(3,319,995)	(634,197)	(736,230)	161,370	(60,266)
Redemptions (note 3)	(40,583,636)	(47,693,850)	(5,496,738)	(9,494,442)	(2,935,255)	(3,748,965)	(654,840)	(597,532)
Annuity benefits	(37,253)	(30,133)	(2,421)	(2,948)	-	-	(310)	-
Contract maintenance charges (note 2)	(4,319)	(4,004)	(1,480)	(1,708)	(459)	(509)	(2)	(1)
Contingent deferred sales charges (note 2)	(107,794)	(181,896)	(5,911)	(34,215)	(16,308)	(21,198)	(1,485)	(2,662)
Adjustments to maintain reserves	86,097	(219,400)	22,186	600	(74,995)	(319)	(103)	(23)

Net equity transactions	(36,666,097)	(36,803,863)	(7,059,958)	(12,647,478)	(2,886,133)	(3,529,020)	(471,982)	(453,773)

Net change in contract owners’ equity	(131,623,652)	29,256,569	(20,402,155)	(5,489,669)	(11,075,241)	67,727	(1,541,678)	(306,089)
Contract owners’ equity beginning of period	237,543,444	208,286,875	34,810,960	40,300,629	19,686,825	19,619,098	3,150,367	3,456,456

Contract owners’ equity end of period	$105,919,792	237,543,444	14,408,805	34,810,960	8,611,584	19,686,825	1,608,689	3,150,367

CHANGES IN UNITS:
Beginning units	19,196,350	20,957,631	7,228,127	10,187,641	1,356,019	1,632,227	177,353	204,029
Units purchased	7,946,503	10,875,168	497,940	2,918,408	422,047	651,974	66,214	95,551
Units redeemed	(11,150,132)	(12,636,449)	(2,349,706)	(5,877,922)	(710,486)	(928,182)	(102,993)	(122,227)

Ending units	15,992,721	19,196,350	5,376,361	7,228,127	1,067,580	1,356,019	140,574	177,353

(Continued)

52

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	JAIGS		JAIGS2		JPMCVP		AMTB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$1,637,524	(1,206,071)	2,001,349	(1,292,363)	(6,076)	(99,901)	1,150,829	834,075
Realized gain (loss) on investments	18,441,362	31,399,487	20,122,672	29,137,711	(492,149)	2,908,772	(837,383)	149,277
Change in unrealized gain (loss) on investments	(102,734,913)	8,405,584	(122,594,162)	10,672,374	(8,443,606)	(3,597,345)	(6,412,462)	877,204
Reinvested capital gains	15,048,524	-	18,856,175	-	1,484,506	1,730,987	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(67,607,503)	38,599,000	(81,613,966)	38,517,722	(7,457,325)	942,513	(6,099,016)	1,860,556

Equity transactions:
Purchase payments received from contract owners (note 3)	1,047,864	1,116,075	3,660,114	6,208,609	9,693	15,657	1,145,069	1,356,051
Transfers between funds	(7,174,128)	(12,310,196)	(14,771,518)	7,985,870	(5,683,501)	(8,655,421)	(8,253,610)	7,232,407
Redemptions (note 3)	(26,348,234)	(37,478,420)	(24,069,227)	(27,539,624)	(3,978,350)	(6,389,387)	(10,823,914)	(10,013,420)
Annuity benefits	(23,074)	(27,391)	(67,957)	(56,337)	(3,627)	(4,435)	(39,774)	(28,638)
Contract maintenance charges (note 2)	(4,626)	(4,888)	(2,943)	(2,222)	(498)	(632)	(1,163)	(581)
Contingent deferred sales charges (note 2)	(23,357)	(100,108)	(87,615)	(142,254)	(5,192)	(27,973)	(27,783)	(29,005)
Adjustments to maintain reserves	56,010	(174,419)	26,370	16,992	(366)	652	1,041	614

Net equity transactions	(32,469,545)	(48,979,347)	(35,312,776)	(13,528,966)	(9,661,841)	(15,061,539)	(18,000,134)	(1,482,572)

Net change in contract owners’ equity	(100,077,048)	(10,380,347)	(116,926,742)	24,988,756	(17,119,166)	(14,119,026)	(24,099,150)	377,984
Contract owners’ equity beginning of period	154,316,456	164,696,803	178,522,653	153,533,897	28,810,043	42,929,069	53,221,395	52,843,411

Contract owners’ equity end of period	$54,239,408	154,316,456	61,595,911	178,522,653	11,690,877	28,810,043	29,122,245	53,221,395

CHANGES IN UNITS:
Beginning units	8,694,808	10,413,775	6,157,632	6,727,631	2,001,101	3,023,212	4,927,107	5,053,380
Units purchased	763,914	3,056,452	2,032,442	3,423,449	110,617	260,865	2,400,115	3,239,415
Units redeemed	(2,773,780)	(4,775,419)	(3,703,408)	(3,993,448)	(883,498)	(1,282,976)	(4,187,488)	(3,365,688)

Ending units	6,684,942	8,694,808	4,486,666	6,157,632	1,228,220	2,001,101	3,139,734	4,927,107

(Continued)

53

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MIGSC		MMCGSC		MNDSC		MVFSC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(2,072)	(3,279)	(41,644)	(58,305)	(19,405)	(27,898)	(65,618)	(196,245)
Realized gain (loss) on investments	2,575	9,838	79,081	244,337	(12,891)	145,276	(845,018)	1,422,814
Change in unrealized gain (loss) on investments	(104,015)	18,733	(1,819,815)	(64,283)	(676,408)	(212,777)	(16,140,076)	257,937
Reinvested capital gains	10,494	-	319,435	120,578	214,547	108,508	1,745,231	664,222

Net increase (decrease) in contract owners’ equity resulting from operations	(93,018)	25,292	(1,462,943)	242,327	(494,157)	13,109	(15,305,481)	2,148,728

Equity transactions:
Purchase payments received from contract owners (note 3)	(6)	(12)	6,943	39,505	6,459	48,139	928,426	817,094
Transfers between funds	(4,076)	(1,863)	(148,555)	(230,139)	(366)	(101,197)	5,626,261	13,172,545
Redemptions (note 3)	(11,265)	(15,419)	(118,741)	(323,014)	(101,436)	(273,163)	(5,270,103)	(5,279,336)
Annuity benefits	(6,696)	(8,865)	-	-	-	-	(29,551)	(28,912)
Contract maintenance charges (note 2)	(2)	-	-	-	-	-	(385)	(149)
Contingent deferred sales charges (note 2)	(179)	(405)	(568)	(3,957)	(822)	(5,360)	(13,194)	(31,775)
Adjustments to maintain reserves	668	(12,177)	(46)	(131)	(46,621)	(16,155)	(279)	1,827

Net equity transactions	(21,556)	(38,741)	(260,967)	(517,736)	(142,786)	(347,736)	1,241,175	8,651,294

Net change in contract owners’ equity	(114,574)	(13,449)	(1,723,910)	(275,409)	(636,943)	(334,627)	(14,064,306)	10,800,022
Contract owners’ equity beginning of period	261,817	275,266	3,023,470	3,298,879	1,340,506	1,675,133	42,775,095	31,975,073

Contract owners’ equity end of period	$147,243	261,817	1,299,560	3,023,470	703,563	1,340,506	28,710,789	42,775,095

CHANGES IN UNITS:
Beginning units	20,042	23,107	259,737	304,947	114,943	143,980	3,388,372	2,656,741
Units purchased	84	-	8,125	7,373	12,289	7,203	2,174,589	2,089,365
Units redeemed	(2,001)	(3,065)	(32,946)	(52,583)	(25,279)	(36,240)	(2,104,465)	(1,357,734)

Ending units	18,125	20,042	234,916	259,737	101,953	114,943	3,458,496	3,388,372

(Continued)

54

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVAAA2		GVABD2		GVAGG2		GVAGR2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$439,959	432,360	1,344,204	2,047,545	404,639	372,844	288,566	(195,151)
Realized gain (loss) on investments	(1,577,102)	749,941	(1,872,198)	196,708	(481,663)	1,137,658	(917,919)	830,095
Change in unrealized gain (loss) on investments	(14,412,669)	(36,834)	(3,720,930)	(1,750,119)	(14,244,214)	1,367,005	(21,230,930)	1,970,600
Reinvested capital gains	500,454	20,716	26,029	-	911,284	-	2,103,079	9,101

Net increase (decrease) in contract owners’ equity resulting from operations	(15,049,358)	1,166,183	(4,222,895)	494,134	(13,409,954)	2,877,507	(19,757,204)	2,614,645

Equity transactions:
Purchase payments received from contract owners (note 3)	2,697,976	4,262,092	1,111,878	1,825,998	986,481	1,559,896	1,652,820	2,588,825
Transfers between funds	6,828,923	28,667,706	1,875,370	28,281,851	3,937,864	13,784,728	9,771,893	15,886,682
Redemptions (note 3)	(11,934,581)	(7,245,537)	(7,863,791)	(4,173,458)	(4,186,077)	(4,244,607)	(5,697,519)	(4,817,965)
Annuity benefits	(53,909)	(34,481)	(40,002)	(16,774)	(13,058)	(8,246)	(32,456)	(29,369)
Contract maintenance charges (note 2)	(746)	(297)	(269)	(83)	(693)	(322)	(1,378)	(645)
Contingent deferred sales charges (note 2)	(39,667)	(31,306)	(15,551)	(10,735)	(16,773)	(12,511)	(26,625)	(19,704)
Adjustments to maintain reserves	4,681	1,444	994	391	1,481	1,202	1,638	656

Net equity transactions	(2,497,323)	25,619,621	(4,931,371)	25,907,190	709,225	11,080,140	5,668,373	13,608,480

Net change in contract owners’ equity	(17,546,681)	26,785,804	(9,154,266)	26,401,324	(12,700,729)	13,957,647	(14,088,831)	16,223,125
Contract owners’ equity beginning of period	48,755,118	21,969,314	39,772,361	13,371,037	32,248,987	18,291,340	38,053,232	21,830,107

Contract owners’ equity end of period	$31,208,437	48,755,118	30,618,095	39,772,361	19,548,258	32,248,987	23,964,401	38,053,232

CHANGES IN UNITS:
Beginning units	4,327,066	2,062,762	3,680,238	1,263,418	2,609,463	1,678,343	3,258,610	2,097,865
Units purchased	2,463,802	3,831,102	3,966,962	4,022,920	1,438,508	2,191,970	2,550,266	2,362,729
Units redeemed	(2,948,531)	(1,566,798)	(4,480,190)	(1,606,100)	(1,440,068)	(1,260,850)	(2,084,436)	(1,201,984)

Ending units	3,842,337	4,327,066	3,167,010	3,680,238	2,607,903	2,609,463	3,724,440	3,258,610

(Continued)

55

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVAGI2		NVCRA2		NVCRB2		NVCCA2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$105,814	49,505	9,231	-	19,796	-	29,851	-
Realized gain (loss) on investments	(769,927)	(19,080)	(51,468)	-	(228,204)	-	(334,518)	-
Change in unrealized gain (loss) on investments	(3,310,354)	(262,412)	(454,266)	-	(369,131)	-	(1,142,261)	-
Reinvested capital gains	2,817	-	28,153	-	13,371	-	40,598	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,971,650)	(231,987)	(468,350)	-	(564,168)	-	(1,406,330)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	727,755	630,472	42,121	-	25,620	-	2,981	-
Transfers between funds	5,930,503	5,830,679	1,783,924	-	4,358,746	-	6,556,923	-
Redemptions (note 3)	(1,064,026)	(376,792)	(64,326)	-	(784,528)	-	(961,052)	-
Annuity benefits	(42,161)	(10,126)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(128)	-	-	-	(7)	-	-	-
Contingent deferred sales charges (note 2)	(1,959)	(1,101)	(92)	-	(18)	-	(19,780)	-
Adjustments to maintain reserves	1,438	215	625	-	(15)	-	(24)	-

Net equity transactions	5,551,422	6,073,347	1,762,252	-	3,599,798	-	5,579,048	-

Net change in contract owners’ equity	1,579,772	5,841,360	1,293,902	-	3,035,630	-	4,172,718	-
Contract owners’ equity beginning of period	5,841,360	-	-	-	-	-	-	-

Contract owners’ equity end of period	$7,421,132	5,841,360	1,293,902	-	3,035,630	-	4,172,718	-

CHANGES IN UNITS:
Beginning units	537,058	-	-	-	-	-	-	-
Units purchased	1,058,928	642,253	233,367	-	514,419	-	701,112	-
Units redeemed	(446,888)	(105,195)	(29,958)	-	(132,316)	-	(141,385)	-

Ending units	1,149,098	537,058	203,409	-	382,103	-	559,727	-

(Continued)

56

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCCN2		NVCMD2		NVCMA2		NVCMC2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$20,672	-	39,777	-	15,937	-	22,033	-
Realized gain (loss) on investments	(138,552)	-	(78,586)	-	(137,427)	-	(86,137)	-
Change in unrealized gain (loss) on investments	(107,989)	-	(1,059,754)	-	(593,494)	-	(132,838)	-
Reinvested capital gains	4,461	-	37,784	-	25,591	-	11,115	-

Net increase (decrease) in contract owners’ equity resulting from operations	(221,408)	-	(1,060,779)	-	(689,393)	-	(185,827)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	6,538	-	96,009	-	409,472	-	93,955	-
Transfers between funds	3,356,206	-	6,996,482	-	2,665,798	-	4,129,381	-
Redemptions (note 3)	(530,286)	-	(411,382)	-	(98,938)	-	(310,623)	-
Annuity benefits	(808)	-	-	-	(13,758)	-	-	-
Contract maintenance charges (note 2)	-	-	(4)	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,476)	-	(2,904)	-	(31)	-	(2,601)	-
Adjustments to maintain reserves	(31)	-	(21)	-	47	-	(35)	-

Net equity transactions	2,827,143	-	6,678,180	-	2,962,590	-	3,910,077	-

Net change in contract owners’ equity	2,605,735	-	5,617,401	-	2,273,197	-	3,724,250	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$2,605,735	-	5,617,401	-	2,273,197	-	3,724,250	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	576,210	-	836,678	-	406,456	-	553,891	-
Units redeemed	(292,873)	-	(93,863)	-	(103,012)	-	(108,002)	-

Ending units	283,337	-	742,815	-	303,444	-	445,889	-

(Continued)

57

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVCBD1		NVCBD2		HIBF		HIBF3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$16,188	-	1,313	-	4,074,797	4,948,461	2,280,826	2,910,185
Realized gain (loss) on investments	(1,745)	-	(35)	-	(4,157,625)	84,780	(3,874,374)	702,775
Change in unrealized gain (loss) on investments	7,278	-	1,464	-	(15,634,681)	(3,186,672)	(6,635,904)	(2,493,547)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,721	-	2,742	-	(15,717,509)	1,846,569	(8,229,452)	1,119,413

Equity transactions:
Purchase payments received from contract owners (note 3)	88,959	-	-	-	118,372	113,592	1,237,325	2,122,153
Transfers between funds	1,123,725	-	99,088	-	(6,978,337)	(9,369,782)	11,845,476	(11,906,431)
Redemptions (note 3)	(72,633)	-	(1,388)	-	(13,727,511)	(17,692,042)	(6,900,762)	(8,303,489)
Annuity benefits	(42)	-	-	-	(30,178)	(37,544)	(41,681)	(20,403)
Contract maintenance charges (note 2)	(2)	-	-	-	(705)	(885)	(370)	(371)
Contingent deferred sales charges (note 2)	(95)	-	-	-	(29,829)	(70,650)	(22,294)	(40,998)
Adjustments to maintain reserves	(61)	-	4	-	(1,864)	1,708	213	957

Net equity transactions	1,139,851	-	97,704	-	(20,650,052)	(27,055,603)	6,117,907	(18,148,582)

Net change in contract owners’ equity	1,161,572	-	100,446	-	(36,367,561)	(25,209,034)	(2,111,545)	(17,029,169)
Contract owners’ equity beginning of period	-	-	-	-	70,487,965	95,696,999	40,827,037	57,856,206

Contract owners’ equity end of period	$1,161,572	-	100,446	-	34,120,404	70,487,965	38,715,492	40,827,037

CHANGES IN UNITS:
Beginning units	-	-	-	-	4,627,823	6,422,082	3,454,996	5,044,302
Units purchased	231,014	-	10,402	-	334,718	394,517	4,979,785	3,330,694
Units redeemed	(121,859)	-	(143)	-	(1,834,895)	(2,188,776)	(3,817,823)	(4,920,000)

Ending units	109,155	-	10,259	-	3,127,646	4,627,823	4,616,958	3,454,996

(Continued)

58

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GEM		GEM3		GEM6		GVGU1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(952)	(24,902)	(101,376)	(626,289)	(14,640)	(23,638)	901	945
Realized gain (loss) on investments	787,003	883,589	8,668,667	15,729,937	(103,641)	125,918	(9,403)	3,538
Change in unrealized gain (loss) on investments	(4,206,251)	450,855	(94,816,847)	16,119,031	(1,538,348)	383,323	(21,765)	(5,576)
Reinvested capital gains	713,183	541,784	17,307,977	13,372,601	345,857	200,259	516	15,057

Net increase (decrease) in contract owners’ equity resulting from operations	(2,707,017)	1,851,326	(68,941,579)	44,595,280	(1,310,772)	685,862	(29,751)	13,964

Equity transactions:
Purchase payments received from contract owners (note 3)	106,145	66,464	2,062,330	3,191,107	16,996	24,002	-	-
Transfers between funds	(417,223)	(209,181)	(32,495,760)	14,178,994	(202,287)	395,367	-	-
Redemptions (note 3)	(976,220)	(851,709)	(16,720,775)	(19,619,437)	(245,027)	(56,108)	(27,610)	(7,663)
Annuity benefits	(6,739)	(9,263)	(84,343)	(80,825)	-	-	(549)	(1,441)
Contract maintenance charges (note 2)	(291)	(247)	(3,519)	(2,933)	-	-	(1)	1
Contingent deferred sales charges (note 2)	(2,679)	(7,010)	(66,134)	(112,508)	(3,619)	(223)	-	-
Adjustments to maintain reserves	(2,849)	633	(28,136)	6,817	(491)	(140)	607	510

Net equity transactions	(1,299,856)	(1,010,313)	(47,336,337)	(2,438,785)	(434,428)	362,898	(27,553)	(8,593)

Net change in contract owners’ equity	(4,006,873)	841,013	(116,277,916)	42,156,495	(1,745,200)	1,048,760	(57,304)	5,371
Contract owners’ equity beginning of period	5,732,247	4,891,234	156,368,651	114,212,156	2,439,812	1,391,052	80,150	74,779

Contract owners’ equity end of period	$1,725,374	5,732,247	40,090,735	156,368,651	694,612	2,439,812	22,846	80,150

CHANGES IN UNITS:
Beginning units	168,853	210,317	4,177,260	4,406,546	83,699	68,138	3,488	3,870
Units purchased	39,301	28,428	1,222,131	2,958,266	15,475	29,338	37	-
Units redeemed	(90,546)	(69,892)	(2,830,658)	(3,187,552)	(41,587)	(13,777)	(2,024)	(382)

Ending units	117,608	168,853	2,568,733	4,177,260	57,587	83,699	1,501	3,488

(Continued)

59

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVGU		GIG		GIG3		NVIE6

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$392,392	394,654	3,180	(13,069)	30,468	(452,323)	194	-
Realized gain (loss) on investments	(3,644,120)	3,689,978	32,049	201,830	2,536,521	4,584,636	(3,601)	-
Change in unrealized gain (loss) on investments	(6,394,552)	(4,768,299)	(965,145)	53,521	(33,910,265)	3,640,331	(24,330)	-
Reinvested capital gains	276,258	6,370,089	186,092	131,528	6,114,051	4,775,572	7,652	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,370,022)	5,686,422	(743,824)	373,810	(25,229,225)	12,548,216	(20,085)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	390,049	846,953	25,636	23,404	879,600	1,410,321	54,104	-
Transfers between funds	(3,766,086)	(5,175,825)	145,254	(67,667)	(8,555,913)	12,832,867	-	-
Redemptions (note 3)	(5,107,530)	(5,608,395)	(177,577)	(255,657)	(7,822,781)	(8,405,872)	(3,620)	-
Annuity benefits	-	-	(3,344)	(3,959)	-	-	(350)	-
Contract maintenance charges (note 2)	(165)	(170)	(83)	(72)	(786)	(652)	-	-
Contingent deferred sales charges (note 2)	(12,685)	(25,888)	(646)	(1,463)	(17,704)	(40,746)	-	-
Adjustments to maintain reserves	(598)	3,065	37	340	(55)	2,284	(14)	-

Net equity transactions	(8,497,015)	(9,960,260)	(10,723)	(305,074)	(15,517,639)	5,798,202	50,120	-

Net change in contract owners’ equity	(17,867,037)	(4,273,838)	(754,547)	68,736	(40,746,864)	18,346,418	30,035	-
Contract owners’ equity beginning of period	33,742,306	38,016,144	1,570,007	1,501,271	65,136,925	46,790,507	-	-

Contract owners’ equity end of period	$15,875,269	33,742,306	815,460	1,570,007	24,390,061	65,136,925	30,035	-

CHANGES IN UNITS:
Beginning units	1,589,344	2,128,548	100,313	121,194	2,612,842	2,362,026	-	-
Units purchased	1,012,770	1,137,005	43,948	17,772	971,895	1,699,486	6,224	-
Units redeemed	(1,475,299)	(1,676,209)	(49,064)	(38,653)	(1,749,030)	(1,448,670)	(723)	-

Ending units	1,126,815	1,589,344	95,197	100,313	1,835,707	2,612,842	5,501	-

(Continued)

60

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GEF		GEF3		GVGF1		GVGFS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(44,925)	(147,315)	(61,202)	(164,493)	93	494	55,659	178,095
Realized gain (loss) on investments	1,666,747	3,736,220	(442,254)	4,911,810	(9,130)	1,209	(2,965,751)	(41,192)
Change in unrealized gain (loss) on investments	(11,532,186)	(130,923)	(8,164,752)	(1,154,698)	(780)	(5,539)	(1,559,011)	(1,585,437)
Reinvested capital gains	2,462,872	-	2,045,589	-	-	3,540	-	1,298,784

Net increase (decrease) in contract owners’ equity resulting from operations	(7,447,492)	3,457,982	(6,622,619)	3,592,619	(9,817)	(296)	(4,469,103)	(149,750)

Equity transactions:
Purchase payments received from contract owners (note 3)	61,348	56,298	432,974	851,787	-	-	134,055	185,352
Transfers between funds	(632,749)	(930,037)	(3,155,959)	688,161	(9,584)	-	1,436,688	(2,571,964)
Redemptions (note 3)	(2,568,680)	(4,895,338)	(2,526,326)	(3,258,390)	(733)	(1,368)	(1,067,389)	(1,935,752)
Annuity benefits	(2,288)	(4,737)	(5,534)	(3,670)	(622)	(6,913)	(512)	(226)
Contract maintenance charges (note 2)	(358)	(391)	(271)	(272)	(1)	-	(95)	(97)
Contingent deferred sales charges (note 2)	(3,816)	(5,756)	(12,547)	(15,072)	-	-	(4,580)	(11,311)
Adjustments to maintain reserves	2,080	4,908	238	(690)	156	159	(277)	353

Net equity transactions	(3,144,463)	(5,775,053)	(5,267,425)	(1,738,146)	(10,784)	(8,122)	497,890	(4,333,645)

Net change in contract owners’ equity	(10,591,955)	(2,317,071)	(11,890,044)	1,854,473	(20,601)	(8,418)	(3,971,213)	(4,483,395)
Contract owners’ equity beginning of period	18,627,007	20,944,078	18,157,595	16,303,122	23,954	32,372	8,483,719	12,967,114

Contract owners’ equity end of period	$8,035,052	18,627,007	6,267,551	18,157,595	3,353	23,954	4,512,506	8,483,719

CHANGES IN UNITS:
Beginning units	930,932	1,244,511	672,810	716,442	1,311	1,731	451,291	674,775
Units purchased	48,722	114,545	153,727	762,925	14	-	379,712	290,942
Units redeemed	(252,695)	(428,124)	(404,866)	(806,557)	(979)	(420)	(380,455)	(514,426)

Ending units	726,959	930,932	421,671	672,810	346	1,311	450,548	451,291

(Continued)

61

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GBF		GBF2		CAF		GVGH1

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$13,270,758	14,794,727	281,844	330,743	(326,381)	(560,757)	(816)	(1,201)
Realized gain (loss) on investments	(10,112,446)	(9,152,537)	(183,711)	(169,817)	4,992,200	9,137,544	(1,693)	683
Change in unrealized gain (loss) on investments	23,038,265	20,496,127	607,927	518,902	(24,154,144)	1,412,357	(30,347)	9,708
Reinvested capital gains	-	-	-	-	-	-	6,628	1,990

Net increase (decrease) in contract owners’ equity resulting from operations	26,196,577	26,138,317	706,060	679,828	(19,488,325)	9,989,144	(26,228)	11,180

Equity transactions:
Purchase payments received from contract owners (note 3)	6,643,730	7,754,470	121,508	278,666	1,077,848	1,101,010	1	-
Transfers between funds	37,311,877	12,258,651	565,676	(270,235)	(4,798,461)	(246,017)	(2,247)	-
Redemptions (note 3)	(109,713,299)	(87,555,211)	(2,316,691)	(1,120,240)	(9,192,983)	(14,494,175)	(2,710)	(3,207)
Annuity benefits	(264,288)	(218,526)	(686)	(548)	(8,487)	(11,732)	(3,748)	(4,504)
Contract maintenance charges (note 2)	(7,448)	(6,533)	-	-	(4,500)	(5,069)	-	-
Contingent deferred sales charges (note 2)	(351,007)	(440,957)	(38,086)	(13,496)	(15,315)	(39,491)	-	-
Adjustments to maintain reserves	12,943	7,356	2,388	(769)	(8,596)	887	587	554

Net equity transactions	(66,367,492)	(68,200,750)	(1,665,891)	(1,126,622)	(12,950,494)	(13,694,587)	(8,117)	(7,157)

Net change in contract owners’ equity	(40,170,915)	(42,062,433)	(959,831)	(446,794)	(32,438,819)	(3,705,443)	(34,345)	4,023
Contract owners’ equity beginning of period	444,582,214	486,644,647	14,009,679	14,456,473	58,757,439	62,462,882	101,855	97,832

Contract owners’ equity end of period	$404,411,299	444,582,214	13,049,848	14,009,679	26,318,620	58,757,439	67,510	101,855

CHANGES IN UNITS:
Beginning units	29,988,338	34,986,437	1,206,275	1,305,790	6,528,710	8,225,494	7,058	7,575
Units purchased	18,610,507	9,628,365	179,772	93,376	511,820	1,800,142	57	-
Units redeemed	(23,149,632)	(14,626,464)	(322,452)	(192,891)	(2,239,101)	(3,496,926)	(782)	(517)

Ending units	25,449,213	29,988,338	1,063,595	1,206,275	4,801,429	6,528,710	6,333	7,058

(Continued)

62

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVGHS		GVIX8		GVIDA		GVIDC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(208,174)	(285,034)	23,854	10,548	511,572	528,679	1,714,574	1,946,143
Realized gain (loss) on investments	(1,893,569)	798,208	(389,483)	107,203	505,714	5,232,588	(1,339,883)	712,853
Change in unrealized gain (loss) on investments	(8,382,914)	1,522,666	(1,366,068)	(92,487)	(42,076,090)	(4,384,138)	(7,859,323)	(1,154,118)
Reinvested capital gains	2,019,789	485,018	4,434	5,820	11,308,647	2,869,673	1,441,673	2,137,385

Net increase (decrease) in contract owners’ equity resulting from operations	(8,464,868)	2,520,858	(1,727,263)	31,084	(29,750,157)	4,246,802	(6,042,959)	3,642,263

Equity transactions:
Purchase payments received from contract owners (note 3)	369,717	730,233	87,993	140,604	3,017,999	4,435,568	1,546,476	1,900,442
Transfers between funds	8,491,414	(3,550,278)	(460,922)	3,099,542	(887,139)	(3,817,643)	15,280,115	(3,814,977)
Redemptions (note 3)	(3,980,114)	(3,738,102)	(341,479)	(288,943)	(7,765,735)	(13,549,574)	(25,747,582)	(18,535,673)
Annuity benefits	(2,792)	(2,646)	(176)	(7,397)	(85,442)	(102,809)	(99,079)	(99,552)
Contract maintenance charges (note 2)	(545)	(537)	(146)	(70)	(9,126)	(8,528)	(1,544)	(1,755)
Contingent deferred sales charges (note 2)	(16,183)	(34,254)	(705)	(400)	(85,098)	(123,802)	(131,805)	(99,752)
Adjustments to maintain reserves	(33)	(428)	(135)	(130)	3,054	5,110	2,997	16,891

Net equity transactions	4,861,464	(6,596,012)	(715,570)	2,943,206	(5,811,487)	(13,161,678)	(9,150,422)	(20,634,376)

Net change in contract owners’ equity	(3,603,404)	(4,075,154)	(2,442,833)	2,974,290	(35,561,644)	(8,914,876)	(15,193,381)	(16,992,113)
Contract owners’ equity beginning of period	21,712,040	25,787,194	4,267,843	1,293,553	83,029,489	91,944,365	87,096,183	104,088,296

Contract owners’ equity end of period	$18,108,636	21,712,040	1,825,010	4,267,843	47,467,845	83,029,489	71,902,802	87,096,183

CHANGES IN UNITS:
Beginning units	1,469,574	1,954,346	362,329	115,357	5,211,450	6,062,158	7,077,704	8,816,232
Units purchased	1,722,730	583,689	91,675	356,635	1,040,476	1,464,173	3,080,477	2,074,350
Units redeemed	(1,536,088)	(1,068,461)	(179,973)	(109,663)	(1,477,517)	(2,314,881)	(3,879,154)	(3,812,878)

Ending units	1,656,216	1,469,574	274,031	362,329	4,774,409	5,211,450	6,279,027	7,077,704

(Continued)

63

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVIDM		GVDMA		GVDMC		BF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$5,388,784	6,288,887	2,302,823	2,509,602	2,485,863	2,826,909	1,243,604	1,127,629
Realized gain (loss) on investments	12,860,403	22,968,208	3,634,722	22,661,193	(896,174)	5,251,259	(272,805)	3,662,346
Change in unrealized gain (loss) on investments	(148,588,049)	(16,201,475)	(104,551,058)	(16,765,734)	(32,033,958)	(4,965,806)	(33,551,999)	(3,740,415)
Reinvested capital gains	30,882,603	7,526,584	21,025,917	5,502,011	6,807,757	4,415,215	8,777,720	3,289,990

Net increase (decrease) in contract owners’ equity resulting from operations	(99,456,259)	20,582,204	(77,587,596)	13,907,072	(23,636,512)	7,527,577	(23,803,480)	4,339,550

Equity transactions:
Purchase payments received from contract owners (note 3)	7,749,460	17,472,080	6,663,815	11,395,537	2,038,323	4,175,121	1,341,069	2,009,863
Transfers between funds	(15,889,069)	8,655,693	(14,405,202)	(4,682,558)	7,947,491	(1,317,891)	(5,369,688)	(4,696,096)
Redemptions (note 3)	(72,499,634)	(78,960,103)	(33,319,375)	(39,022,570)	(33,688,115)	(27,358,555)	(18,852,943)	(24,414,789)
Annuity benefits	(689,259)	(844,708)	(381,450)	(451,760)	(184,388)	(193,786)	(22,951)	(26,408)
Contract maintenance charges (note 2)	(15,824)	(15,690)	(19,439)	(18,492)	(4,498)	(4,378)	(2,079)	(2,117)
Contingent deferred sales charges (note 2)	(461,597)	(577,915)	(228,642)	(335,301)	(150,061)	(177,931)	(44,856)	(102,389)
Adjustments to maintain reserves	33,230	(4,936)	28,353	28,405	15,669	3,950	6	2,952

Net equity transactions	(81,772,693)	(54,275,579)	(41,661,940)	(33,086,739)	(24,025,579)	(24,873,470)	(22,951,442)	(27,228,984)

Net change in contract owners’ equity	(181,228,952)	(33,693,375)	(119,249,536)	(19,179,667)	(47,662,091)	(17,345,893)	(46,754,922)	(22,889,434)
Contract owners’ equity beginning of period	458,737,806	492,431,181	267,782,811	286,962,478	158,476,975	175,822,868	104,266,675	127,156,109

Contract owners’ equity end of period	$277,508,854	458,737,806	148,533,275	267,782,811	110,814,884	158,476,975	57,511,753	104,266,675

CHANGES IN UNITS:
Beginning units	32,085,878	36,140,122	17,437,628	19,708,022	11,879,449	13,785,352	8,194,862	10,363,591
Units purchased	4,782,363	7,988,283	1,956,800	4,870,676	2,881,262	2,478,057	1,401,274	1,342,810
Units redeemed	(11,453,648)	(12,042,527)	(5,209,596)	(7,141,070)	(4,899,294)	(4,383,960)	(3,481,137)	(3,511,539)

Ending units	25,414,593	32,085,878	14,184,832	17,437,628	9,861,417	11,879,449	6,114,999	8,194,862

(Continued)

64

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVLCP2		SGRF		MCIF		SAM

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$5,667	-	(545,889)	(947,323)	84,231	333,619	5,573,010	20,274,378
Realized gain (loss) on investments	(3,604)	-	5,330,616	7,742,130	14,902,227	37,048,582	-	-
Change in unrealized gain (loss) on investments	10,063	-	(31,856,522)	(642,339)	(100,060,596)	(26,131,509)	-	-
Reinvested capital gains	-	-	-	-	11,002,002	7,824,153	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,126	-	(27,071,795)	6,152,468	(74,072,136)	19,074,845	5,573,010	20,274,378

Equity transactions:
Purchase payments received from contract owners (note 3)	28,467	-	1,485,766	2,042,825	3,468,920	5,460,727	70,660,488	70,206,073
Transfers between funds	521,980	-	(9,106,224)	(3,820,690)	(15,350,884)	(33,999,028)	415,058,690	318,245,844
Redemptions (note 3)	(10,239)	-	(10,214,632)	(15,054,325)	(35,214,838)	(48,754,417)	(409,810,201)	(344,730,412)
Annuity benefits	-	-	(24,961)	(34,238)	(86,336)	(113,457)	(479,707)	(532,430)
Contract maintenance charges (note 2)	(8)	-	(2,936)	(3,379)	(4,698)	(4,957)	(6,947)	(6,267)
Contingent deferred sales charges (note 2)	-	-	(31,791)	(71,895)	(142,362)	(287,462)	(982,223)	(1,395,164)
Adjustments to maintain reserves	(26)	-	2,772	3,062	10,840	(17,504)	(45,671)	(134,134)

Net equity transactions	540,174	-	(17,892,006)	(16,938,640)	(47,319,358)	(77,716,098)	74,394,429	41,653,510

Net change in contract owners’ equity	552,300	-	(44,963,801)	(10,786,172)	(121,391,494)	(58,641,253)	79,967,439	61,927,888
Contract owners’ equity beginning of period	-	-	70,568,051	81,354,223	232,504,923	291,146,176	607,946,665	546,018,777

Contract owners’ equity end of period	$552,300	-	25,604,250	70,568,051	111,113,429	232,504,923	687,914,104	607,946,665

CHANGES IN UNITS:
Beginning units	-	-	4,466,109	5,554,033	9,280,128	12,312,327	49,223,324	45,891,908
Units purchased	61,841	-	1,033,578	1,329,194	1,723,974	2,067,422	74,269,601	86,996,574
Units redeemed	(8,522)	-	(2,473,601)	(2,417,118)	(3,965,063)	(5,099,621)	(68,427,904)	(83,665,158)

Ending units	53,319	-	3,026,086	4,466,109	7,039,039	9,280,128	55,065,021	49,223,324

(Continued)

65

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMIG3		GVDIV2		GVDIV3		GVDIV6

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(24,109)	-	9	20	226,800	661,389	(616)	6,100
Realized gain (loss) on investments	(268,299)	-	(18)	115	(3,080,214)	5,244,748	(175,870)	84,515
Change in unrealized gain (loss) on investments	(1,837,325)	-	(2,656)	(396)	(25,270,935)	(9,243,878)	(974,686)	(222,087)
Reinvested capital gains	-	-	533	339	5,465,241	5,392,480	229,075	160,032

Net increase (decrease) in contract owners’ equity resulting from operations	(2,129,733)	-	(2,132)	78	(22,659,108)	2,054,739	(922,097)	28,560

Equity transactions:
Purchase payments received from contract owners (note 3)	127,342	-	-	-	868,292	2,181,825	18,409	21,073
Transfers between funds	6,501,523	-	-	-	(12,352,820)	(12,767,681)	(240,699)	105,586
Redemptions (note 3)	(624,787)	-	-	-	(6,981,776)	(12,372,041)	(114,715)	(193,607)
Annuity benefits	-	-	(287)	(391)	(110)	(166)	(20,373)	(28,012)
Contract maintenance charges (note 2)	(410)	-	-	-	(1,344)	(1,275)	(1)	-
Contingent deferred sales charges (note 2)	(4,364)	-	-	-	(26,511)	(49,027)	(1,656)	(1,079)
Adjustments to maintain reserves	(106)	-	16	17	(461)	1,689	938	963

Net equity transactions	5,999,198	-	(271)	(374)	(18,494,730)	(23,006,676)	(358,097)	(95,076)

Net change in contract owners’ equity	3,869,465	-	(2,403)	(296)	(41,153,838)	(20,951,937)	(1,280,194)	(66,516)
Contract owners’ equity beginning of period	-	-	4,704	5,000	62,194,668	83,146,605	2,152,145	2,218,661

Contract owners’ equity end of period	$3,869,465	-	2,301	4,704	21,040,830	62,194,668	871,951	2,152,145

CHANGES IN UNITS:
Beginning units	-	-	269	290	2,772,176	3,773,123	106,356	110,527
Units purchased	818,455	-	1	-	311,544	985,628	12,265	27,311
Units redeemed	(183,482)	-	(21)	(21)	(1,316,645)	(1,986,575)	(39,953)	(31,482)

Ending units	634,973	-	249	269	1,767,075	2,772,176	78,668	106,356

(Continued)

66

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMLG1		NVMLG2		NVMLV2		NVMMG1
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(237)	-	(99)	-	(119)	-	(11,131)	-
Realized gain (loss) on investments	(17,843)	-	(4,634)	-	(35,696)	-	(101,311)	-
Change in unrealized gain (loss) on investments	(13,723)	-	-	-	3,666	-	(807,276)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(31,803)	-	(4,733)	-	(32,149)	-	(919,718)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	5,031	-	48,850	-
Transfers between funds	88,561	-	4,733	-	121,779	-	2,709,603	-
Redemptions (note 3)	(663)	-	-	-	(692)	-	(294,017)	-
Annuity benefits	-	-	-	-	(168)	-	-	-
Contract maintenance charges (note 2)	(2)	-	-	-	(3)	-	(150)	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(1,735)	-
Adjustments to maintain reserves	(6)	-	-	-	11	-	(7,039)	-

Net equity transactions	87,890	-	4,733	-	125,958	-	2,455,512	-

Net change in contract owners’ equity	56,087	-	-	-	93,809	-	1,535,794	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$56,087	-	-	-	93,809	-	1,535,794	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	23,259	-	1,186	-	63,622	-	325,886	-
Units redeemed	(14,386)	-	(1,186)	-	(49,196)	-	(79,459)	-

Ending units	8,873	-	-	-	14,426	-	246,427	-

(Continued)

67

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVMMG2		NVMMV2		SCGF		SCGF2
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(2)	-	7,945	-	(533,312)	(898,552)	(16,612)	(23,927)
Realized gain (loss) on investments	(556)	-	(139,672)	-	(2,558,971)	8,161,996	15,159	119,760
Change in unrealized gain (loss) on investments	-	-	(1,196,502)	-	(26,358,149)	(1,015,805)	(576,941)	(3,967)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(558)	-	(1,328,229)	-	(29,450,432)	6,247,639	(578,394)	91,866

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	104,988	-	1,121,549	1,210,213	7,539	7,616
Transfers between funds	558	-	4,822,680	-	(1,183,865)	(10,003,564)	(13,401)	(84,689)
Redemptions (note 3)	-	-	(520,932)	-	(8,756,903)	(12,856,650)	(68,078)	(144,635)
Annuity benefits	-	-	(174)	-	(10,106)	(30,576)	(33)	(36)
Contract maintenance charges (note 2)	-	-	(330)	-	(1,387)	(1,580)	-	-
Contingent deferred sales charges (note 2)	-	-	(3,355)	-	(29,994)	(67,961)	(261)	(2,235)
Adjustments to maintain reserves	-	-	(3,701)	-	3,642	(1,740)	278	(123)

Net equity transactions	558	-	4,399,176	-	(8,857,064)	(21,751,858)	(73,956)	(224,102)

Net change in contract owners’ equity	-	-	3,070,947	-	(38,307,496)	(15,504,219)	(652,350)	(132,236)
Contract owners’ equity beginning of period	-	-	-	-	65,409,908	80,914,127	1,241,409	1,373,645

Contract owners’ equity end of period	$-	-	3,070,947	-	27,102,412	65,409,908	589,059	1,241,409

CHANGES IN UNITS:
Beginning units	-	-	-	-	3,798,082	5,120,028	103,133	122,637
Units purchased	289	-	595,091	-	1,049,574	1,572,146	13,924	7,090
Units redeemed	(289)	-	(137,651)	-	(1,888,328)	(2,894,092)	(23,926)	(26,594)

Ending units	-	-	457,440	-	2,959,328	3,798,082	93,131	103,133

(Continued)

68

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SCVF		SCVF2		SCF		SCF2
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(196,574)	(441,486)	(19,169)	(27,352)	(662,975)	(3,285,226)	(47,414)	(99,773)
Realized gain (loss) on investments	(17,202,333)	28,370,249	(241,558)	260,703	(3,341,197)	31,945,808	49,954	330,600
Change in unrealized gain (loss) on investments	(50,701,638)	(86,190,696)	(513,903)	(886,443)	(117,677,945)	(62,880,047)	(2,584,170)	(940,028)
Reinvested capital gains	-	36,827,953	-	393,171	37,116,005	39,992,698	805,965	732,961

Net increase (decrease) in contract owners’ equity resulting from operations	(68,100,545)	(21,433,980)	(774,630)	(259,921)	(84,566,112)	5,773,233	(1,775,665)	23,760

Equity transactions:
Purchase payments received from contract owners (note 3)	3,915,778	6,344,608	28,960	16,475	4,038,550	5,413,326	11,177	33,095
Transfers between funds	(21,006,553)	(43,604,852)	(348,107)	(167,478)	(20,372,795)	(26,284,307)	(83,360)	(133,809)
Redemptions (note 3)	(39,200,117)	(55,855,320)	(235,995)	(453,389)	(35,541,255)	(55,465,119)	(366,757)	(434,891)
Annuity benefits	(58,114)	(75,493)	(83)	(90)	(75,743)	(171,791)	-	-
Contract maintenance charges (note 2)	(5,797)	(6,608)	-	-	(5,421)	(5,341)	-	-
Contingent deferred sales charges (note 2)	(184,216)	(310,383)	(3,074)	(8,566)	(114,889)	(249,745)	(5,100)	(4,520)
Adjustments to maintain reserves	2,445	(19,981)	674	(231)	21,566	193,830	(138)	(172)

Net equity transactions	(56,536,574)	(93,528,029)	(557,625)	(613,279)	(52,049,987)	(76,569,147)	(444,178)	(540,297)

Net change in contract owners’ equity	(124,637,119)	(114,962,009)	(1,332,255)	(873,200)	(136,616,099)	(70,795,914)	(2,219,843)	(516,537)
Contract owners’ equity beginning of period	245,637,138	360,599,147	2,641,569	3,514,769	254,597,891	325,393,805	4,795,091	5,311,628

Contract owners’ equity end of period	$121,000,019	245,637,138	1,309,314	2,641,569	117,981,792	254,597,891	2,575,248	4,795,091

CHANGES IN UNITS:
Beginning units	9,022,810	12,096,038	199,657	241,778	10,099,992	12,928,900	316,449	350,572
Units purchased	1,604,289	1,460,932	12,140	15,859	1,249,698	2,239,661	16,818	21,067
Units redeemed	(3,987,998)	(4,534,160)	(62,859)	(57,980)	(3,683,338)	(5,068,569)	(52,229)	(55,190)

Ending units	6,639,101	9,022,810	148,938	199,657	7,666,352	10,099,992	281,038	316,449

(Continued)

69

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TRF		TRF2		GVUS1		GVUSL
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$613,571	(266,632)	(8,050)	(21,622)	(15)	(8)	(45,233)	(49,886)
Realized gain (loss) on investments	(5,725,472)	13,316,929	96,319	393,750	(51)	67	(1,391,206)	279,175
Change in unrealized gain (loss) on investments	(128,608,817)	(5,224,104)	(784,669)	(327,029)	(1,874)	(259)	(5,588,713)	(1,006,313)
Reinvested capital gains	31,797,048	15,331,331	162,491	80,403	-	587	-	2,477,702

Net increase (decrease) in contract owners’ equity resulting from operations	(101,923,670)	23,157,524	(533,909)	125,502	(1,940)	387	(7,025,152)	1,700,678

Equity transactions:
Purchase payments received from contract owners (note 3)	3,540,069	4,441,328	12,699	95,873	-	-	276,990	533,643
Transfers between funds	(12,672,352)	(10,375,547)	(224,362)	(290,908)	-	-	(1,026,692)	(5,391,007)
Redemptions (note 3)	(47,081,039)	(76,550,981)	(128,530)	(666,006)	-	-	(1,879,117)	(2,711,758)
Annuity benefits	(129,008)	(159,362)	-	-	(330)	(402)	-	-
Contract maintenance charges (note 2)	(13,512)	(14,233)	-	-	-	-	(257)	(227)
Contingent deferred sales charges (note 2)	(111,372)	(200,528)	(592)	(487)	-	-	(6,741)	(14,007)
Adjustments to maintain reserves	(2,709)	10,020	(23)	(140)	65	53	(311)	26

Net equity transactions	(56,469,923)	(82,849,303)	(340,808)	(861,668)	(265)	(349)	(2,636,128)	(7,583,330)

Net change in contract owners’ equity	(158,393,593)	(59,691,779)	(874,717)	(736,166)	(2,205)	38	(9,661,280)	(5,882,652)
Contract owners’ equity beginning of period	281,502,192	341,193,971	1,545,946	2,282,112	4,035	3,997	15,708,795	21,591,447

Contract owners’ equity end of period	$123,108,599	281,502,192	671,229	1,545,946	1,830	4,035	6,047,515	15,708,795

CHANGES IN UNITS:
Beginning units	18,302,786	23,824,168	115,811	181,993	241	263	854,701	1,305,544
Units purchased	1,718,150	2,595,950	6,058	47,770	5	-	237,388	527,892
Units redeemed	(6,242,491)	(8,117,332)	(34,650)	(113,952)	(25)	(22)	(428,308)	(978,735)

Ending units	13,778,445	18,302,786	87,219	115,811	221	241	663,781	854,701

(Continued)

70

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	NVNMO1		NVNSR1		NVSTB2		GGTC
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(1,094)	-	(7,144)	-	16,944	-	(13,920)	(22,752)
Realized gain (loss) on investments	(63,062)	-	(281,569)	-	(12,203)	-	(19,896)	95,422
Change in unrealized gain (loss) on investments	(28,282)	-	(2,564,214)	-	(18,277)	-	(949,061)	261,196
Reinvested capital gains	-	-	-	-	-	-	174,368	-

Net increase (decrease) in contract owners’ equity resulting from operations	(92,438)	-	(2,852,927)	-	(13,536)	-	(808,509)	333,866

Equity transactions:
Purchase payments received from contract owners (note 3)	8,303	-	123,870	-	41,397	-	10,202	11,211
Transfers between funds	232,942	-	9,759,142	-	2,353,741	-	(62,178)	(259,332)
Redemptions (note 3)	(17,603)	-	(607,930)	-	(321,358)	-	(227,560)	(238,333)
Annuity benefits	(83)	-	(85)	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(390)	-	(4)	-	(144)	(154)
Contingent deferred sales charges (note 2)	(146)	-	(3,516)	-	(1,490)	-	(414)	(2,216)
Adjustments to maintain reserves	2	-	(123)	-	(36)	-	(37)	(98)

Net equity transactions	223,415	-	9,270,968	-	2,072,250	-	(280,131)	(488,922)

Net change in contract owners’ equity	130,977	-	6,418,041	-	2,058,714	-	(1,088,640)	(155,056)
Contract owners’ equity beginning of period	-	-	-	-	-	-	1,838,357	1,993,413

Contract owners’ equity end of period	$130,977	-	6,418,041	-	2,058,714	-	749,717	1,838,357

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	455,623	572,880
Units purchased	48,886	-	1,211,311	-	302,300	-	72,871	66,951
Units redeemed	(24,833)	-	(165,773)	-	(94,027)	-	(154,488)	(184,208)

Ending units	24,053	-	1,045,538	-	208,273	-	374,006	455,623

(Continued)

71

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GGTC3		GVUG1		GVUGL		EIF
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(91,472)	(175,925)	(6,268)	(5,678)	(174,889)	(250,759)	373,720	382,521
Realized gain (loss) on investments	(819,546)	2,160,076	(9,225)	6,946	(788,766)	605,851	(7,029,917)	5,719,223
Change in unrealized gain (loss) on investments	(5,579,673)	371,664	(291,285)	71,502	(8,476,873)	3,420,371	(15,913,348)	(11,385,657)
Reinvested capital gains	992,395	-	86,636	-	2,532,001	-	645,408	3,329,273

Net increase (decrease) in contract owners’ equity resulting from operations	(5,498,296)	2,355,815	(220,142)	72,770	(6,908,527)	3,775,463	(21,924,137)	(1,954,640)

Equity transactions:
Purchase payments received from contract owners (note 3)	321,377	437,870	72,552	59,283	347,857	455,305	1,413,030	2,305,820
Transfers between funds	(7,465,381)	4,737,084	1,031	(37,155)	(2,951,606)	(3,057,228)	(7,031,518)	(3,153,122)
Redemptions (note 3)	(1,396,775)	(1,926,675)	(14,490)	(7,500)	(2,245,854)	(4,044,052)	(10,503,652)	(18,153,363)
Annuity benefits	(153)	(248)	(28,780)	(28,023)	-	-	(49,757)	(69,205)
Contract maintenance charges (note 2)	(367)	(401)	(7)	1	(293)	(307)	(2,041)	(1,898)
Contingent deferred sales charges (note 2)	(5,810)	(12,375)	-	-	(10,226)	(18,126)	(35,917)	(61,616)
Adjustments to maintain reserves	(294)	(141)	1,857	1,397	(263)	(731)	(78,676)	5,360

Net equity transactions	(8,547,403)	3,235,114	32,163	(11,997)	(4,860,385)	(6,665,139)	(16,288,531)	(19,128,024)

Net change in contract owners’ equity	(14,045,699)	5,590,929	(187,979)	60,773	(11,768,912)	(2,889,676)	(38,212,668)	(21,082,664)
Contract owners’ equity beginning of period	17,941,890	12,350,961	491,713	430,940	19,501,101	22,390,777	70,726,281	91,808,945

Contract owners’ equity end of period	$3,896,191	17,941,890	303,734	491,713	7,732,189	19,501,101	32,513,613	70,726,281

CHANGES IN UNITS:
Beginning units	1,242,540	1,016,600	29,414	30,749	1,182,851	1,642,957	5,253,145	6,614,484
Units purchased	225,809	1,233,110	5,893	5,909	416,266	485,930	2,740,936	1,786,524
Units redeemed	(937,624)	(1,007,170)	(3,160)	(7,244)	(792,701)	(946,036)	(4,119,287)	(3,147,863)

Ending units	530,725	1,242,540	32,147	29,414	806,416	1,182,851	3,874,794	5,253,145

(Continued)

72

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MSBF		NVRE1		AMGP		AMINS
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$6,018,270	3,875,973	20,889	-	(402,306)	(835,454)	(82,313)	78,022

Realized gain (loss) on investments	(6,030,653)	2,640,455	(124,257)	-	7,600,226	11,077,742	(2,028,868)	599,542

Change in unrealized gain (loss) on investments	(23,892,052)	(1,824,280)	(226,268)	-	(35,517,706)	(4,644,578)	(261,229)	(1,537,487)
Reinvested capital gains	2,448,871	7,186	-	-	2,150,220	-	91	768,457

Net increase (decrease) in contract owners’ equity resulting from operations	(21,455,564)	4,699,334	(329,636)	-	(26,169,566)	5,597,710	(2,372,319)	(91,466)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,411,075	2,396,745	10,724	-	1,020,657	1,383,106	313,130	678,272
Transfers between funds	(15,083,844)	2,897,593	1,283,244	-	(3,114,685)	(6,082,890)	(8,174,807)	8,126,129
Redemptions (note 3)	(24,988,574)	(28,337,908)	(87,149)	-	(13,026,487)	(16,304,293)	(1,104,524)	(1,548,327)
Annuity benefits	(47,939)	(54,208)	(77)	-	(11,062)	(13,365)	(2,028)	(2,884)
Contract maintenance charges (note 2)	(1,056)	(991)	(3)	-	(1,455)	(1,721)	(438)	(216)
Contingent deferred sales charges (note 2)	(78,247)	(110,595)	(1,610)	-	(32,324)	(64,098)	(8,612)	(12,463)
Adjustments to maintain reserves	5,811	5,867	(103)	-	625	2,039	(1,946)	(2,661)

Net equity transactions	(38,782,774)	(23,203,497)	1,205,026	-	(15,164,731)	(21,081,222)	(8,979,225)	7,237,850

Net change in contract owners’ equity	(60,238,338)	(18,504,163)	875,390	-	(41,334,297)	(15,483,512)	(11,351,544)	7,146,384
Contract owners’ equity beginning of period	134,573,446	153,077,609	-	-	80,354,636	95,838,148	12,946,510	5,800,126

Contract owners’ equity end of period	$74,335,108	134,573,446	875,390	-	39,020,339	80,354,636	1,594,966	12,946,510

CHANGES IN UNITS:
Beginning units	9,025,394	10,669,793	-	-	4,032,425	5,156,402	1,121,173	506,394
Units purchased	2,293,675	3,050,774	263,541	-	746,054	744,063	345,137	1,216,731
Units redeemed	(5,251,953)	(4,695,173)	(107,952)	-	(1,603,584)	(1,868,040)	(1,200,201)	(601,952)

Ending units	6,067,116	9,025,394	155,589	-	3,174,895	4,032,425	266,109	1,121,173

(Continued)

73

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMCG		AMTP		AMRS		AMFAS
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(1,287,791)	(2,041,586)	(636,157)	(830,324)	(12,266)	(48,746)	(23,803)	(33,510)
Realized gain (loss) on investments	14,345,893	29,055,056	(4,953,512)	18,937,332	(579,464)	567,234	(541,687)	190,757
Change in unrealized gain (loss) on investments	(73,525,161)	6,324,263	(66,411,465)	(20,218,940)	(1,680,926)	(696,613)	(463,129)	(275,464)
Reinvested capital gains	-	-	13,838,171	13,518,440	8,072	161,041	51,557	25,520

Net increase (decrease) in contract owners’ equity resulting from operations	(60,467,059)	33,337,733	(58,162,963)	11,406,508	(2,264,584)	(17,084)	(977,062)	(92,697)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,212,863	2,547,179	1,519,919	2,332,226	143,591	252,513	9,231	33,565
Transfers between funds	(11,247,612)	(7,882,512)	(7,231,103)	(14,746,424)	(665,957)	1,465,865	446,549	402,122
Redemptions (note 3)	(24,788,653)	(34,663,487)	(19,753,050)	(28,474,461)	(648,629)	(763,648)	(163,646)	(198,158)
Annuity benefits	(27,946)	(37,750)	(9,649)	(13,978)	(21,794)	(18,761)	(4,330)	(6,166)
Contract maintenance charges (note 2)	(3,812)	(3,928)	(2,047)	(2,142)	(227)	(84)	(26)	(12)
Contingent deferred sales charges (note 2)	(56,717)	(134,352)	(49,624)	(112,940)	(4,134)	(3,889)	(1,834)	(1,437)
Adjustments to maintain reserves	512	7,761	297	1,082	117	(53)	46	(43)

Net equity transactions	(33,911,365)	(40,167,089)	(25,525,257)	(41,016,637)	(1,197,033)	931,943	285,990	229,871

Net change in contract owners’ equity	(94,378,424)	(6,829,356)	(83,688,220)	(29,610,129)	(3,461,617)	914,859	(691,072)	137,174
Contract owners’ equity beginning of period	161,006,390	167,835,746	129,388,388	158,998,517	5,872,569	4,957,710	1,760,273	1,623,099

Contract owners’ equity end of period	$66,627,966	161,006,390	45,700,168	129,388,388	2,410,952	5,872,569	1,069,201	1,760,273

CHANGES IN UNITS:
Beginning units	6,698,477	8,624,822	7,015,661	9,274,134	536,697	461,292	138,132	118,814
Units purchased	796,262	2,266,136	1,713,452	1,928,346	168,587	634,092	534,763	281,364
Units redeemed	(2,595,256)	(4,192,481)	(3,490,610)	(4,186,819)	(296,861)	(558,687)	(522,550)	(262,046)

Ending units	4,899,483	6,698,477	5,238,503	7,015,661	408,423	536,697	150,345	138,132

(Continued)

74

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMSRS		OVGR		OVCAFS		OVGS3
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(16,865)	(183,056)	(2,312,922)	(3,320,850)	(91,399)	(118,426)	594,330	339,641
Realized gain (loss) on investments	227,961	531,346	19,599,369	23,295,136	315,345	363,580	5,280,326	21,827,487
Change in unrealized gain (loss) on investments	(3,897,532)	483,657	(140,675,586)	22,322,044	(3,066,026)	469,333	(89,026,528)	(21,611,082)
Reinvested capital gains	382,045	59,366	-	-	-	-	10,452,940	11,309,263

Net increase (decrease) in contract owners’ equity resulting from operations	(3,304,391)	891,313	(123,389,139)	42,296,330	(2,842,080)	714,487	(72,698,932)	11,865,309

Equity transactions:
Purchase payments received from contract owners (note 3)	478,547	998,553	5,450,845	6,277,396	45,363	121,650	4,626,918	8,086,350
Transfers between funds	(9,088,330)	7,328,269	(20,775,362)	(33,122,503)	(341,802)	(211,389)	(16,024,052)	(20,082,233)
Redemptions (note 3)	(2,387,418)	(2,900,495)	(48,537,324)	(59,145,457)	(449,085)	(442,515)	(25,564,616)	(33,627,276)
Annuity benefits	(8,095)	(8,158)	(161,008)	(174,926)	(571)	(591)	(55,153)	(53,230)
Contract maintenance charges (note 2)	(952)	(541)	(9,255)	(10,347)	-	-	(4,272)	(4,298)
Contingent deferred sales charges (note 2)	(11,422)	(16,468)	(186,629)	(299,975)	(4,782)	(6,989)	(137,186)	(189,900)
Adjustments to maintain reserves	339	(647)	11,727	(19,254)	6,090	(915)	1,963	(8,649)

Net equity transactions	(11,017,331)	5,400,513	(64,207,006)	(86,495,066)	(744,787)	(540,749)	(37,156,398)	(45,879,236)

Net change in contract owners’ equity	(14,321,722)	6,291,826	(187,596,145)	(44,198,736)	(3,586,867)	173,738	(109,855,330)	(34,013,927)
Contract owners’ equity beginning of period	17,751,807	11,459,981	315,406,436	359,605,172	6,613,996	6,440,258	201,751,944	235,765,871

Contract owners’ equity end of period	$3,430,085	17,751,807	127,810,291	315,406,436	3,027,129	6,613,996	91,896,614	201,751,944

CHANGES IN UNITS:
Beginning units	1,195,809	801,737	17,017,191	21,906,532	515,617	561,578	8,674,031	10,676,504
Units purchased	357,286	995,102	2,153,920	2,461,251	25,606	30,420	1,430,106	1,951,015
Units redeemed	(1,164,016)	(601,030)	(6,423,322)	(7,350,592)	(99,762)	(76,381)	(3,422,328)	(3,953,488)

Ending units	389,079	1,195,809	12,747,789	17,017,191	441,461	515,617	6,681,809	8,674,031

(Continued)

75

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVGS		OVGSS		OVHI3		OVHI
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$494,008	245,502	(23,786)	(47,643)	80,426	(12,462)	53,252	152,772
Realized gain (loss) on investments	14,101,095	21,072,192	460,253	479,556	(1,182,350)	(20,706)	(187,758)	10,353
Change in unrealized gain (loss) on investments	(76,182,265)	(20,856,397)	(3,067,304)	(482,044)	(606,013)	(37,536)	(485,159)	(147,534)
Reinvested capital gains	7,978,626	8,738,887	330,617	332,750	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(53,608,536)	9,200,184	(2,300,220)	282,619	(1,707,937)	(70,704)	(619,665)	15,591

Equity transactions:
Purchase payments received from contract owners (note 3)	472,201	434,629	(33)	47,601	48,027	171,700	-	165,663
Transfers between funds	(13,108,614)	(14,064,896)	(308,049)	(297,816)	481,048	1,813,781	(386,775)	(718,229)
Redemptions (note 3)	(21,683,275)	(22,562,633)	(680,342)	(482,722)	(243,386)	(160,801)	(214,453)	(519,758)
Annuity benefits	(58,175)	(140,663)	(3,240)	(2,727)	-	-	-	-
Contract maintenance charges (note 2)	(1,503)	(1,306)	-	-	(18)	(3)	(37)	(24)
Contingent deferred sales charges (note 2)	(64,599)	(125,496)	(6,120)	(5,689)	(1,208)	(985)	(452)	(357)
Adjustments to maintain reserves	24,085	204,936	12	218	(7,460)	(44)	(74)	(62)

Net equity transactions	(34,419,880)	(36,255,429)	(997,772)	(741,135)	277,003	1,823,648	(601,791)	(1,072,767)

Net change in contract owners’ equity	(88,028,416)	(27,055,245)	(3,297,992)	(458,516)	(1,430,934)	1,752,944	(1,221,456)	(1,057,176)
Contract owners’ equity beginning of period	154,193,099	181,248,344	6,282,084	6,740,600	1,752,944	-	1,349,911	2,407,087

Contract owners’ equity end of period	$66,164,683	154,193,099	2,984,092	6,282,084	322,010	1,752,944	128,455	1,349,911

CHANGES IN UNITS:
Beginning units	9,761,653	11,724,356	370,311	416,735	182,957	-	128,274	225,947
Units purchased	1,073,574	933,209	468	1	502,308	275,803	11,358	215,299
Units redeemed	(3,484,742)	(2,895,912)	(70,993)	(46,425)	(524,356)	(92,846)	(81,470)	(312,972)

Ending units	7,350,485	9,761,653	299,786	370,311	160,909	182,957	58,162	128,274

(Continued)

76

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVHIS		OVSC		OVSCS		OVGI
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$5,896	12,300	(60,813)	(103,193)	(1,645)	(2,333)	888,401	(504,309)
Realized gain (loss) on investments	(5,963)	(5,318)	(2,083,901)	564,999	(2,631)	7,112	5,751,651	17,703,416
Change in unrealized gain (loss) on investments	(90,139)	(10,954)	(2,608,008)	(1,360,991)	(90,807)	(16,502)	(110,502,352)	(5,699,597)
Reinvested capital gains	-	-	529,052	305,134	9,017	7,442	13,739,122	-

Net increase (decrease) in contract owners’ equity resulting from operations	(90,206)	(3,972)	(4,223,670)	(594,051)	(86,066)	(4,281)	(90,123,178)	11,499,510

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1	332,531	561,330	11,353	3,250	4,415,785	5,107,934
Transfers between funds	(2,247)	17,153	211,367	5,974,508	44,261	1,012	(17,806,428)	(14,580,448)
Redemptions (note 3)	(2,906)	(3,574)	(1,829,940)	(1,669,503)	(9,463)	(9,487)	(47,832,085)	(60,933,569)
Annuity benefits	(10,086)	(25,728)	-	-	(9,663)	(12,645)	(82,922)	(111,431)
Contract maintenance charges (note 2)	(1)	-	(589)	(160)	(4)	-	(5,337)	(5,241)
Contingent deferred sales charges (note 2)	-	-	(8,795)	(4,995)	-	-	(135,484)	(280,459)
Adjustments to maintain reserves	760	809	(75)	(519)	670	536	14,057	13,585

Net equity transactions	(14,480)	(11,339)	(1,295,501)	4,860,661	37,154	(17,334)	(61,432,414)	(70,789,629)

Net change in contract owners’ equity	(104,686)	(15,311)	(5,519,171)	4,266,610	(48,912)	(21,615)	(151,555,592)	(59,290,119)
Contract owners’ equity beginning of period	127,992	143,303	11,355,895	7,089,285	189,918	211,533	271,939,361	331,229,480

Contract owners’ equity end of period	$23,306	127,992	5,836,724	11,355,895	141,006	189,918	120,383,769	271,939,361

CHANGES IN UNITS:
Beginning units	10,820	11,906	1,108,657	660,025	13,112	14,220	18,473,644	23,057,427
Units purchased	98	1,534	887,546	1,191,977	4,421	264	2,538,411	4,114,868
Units redeemed	(1,596)	(2,620)	(1,041,298)	(743,345)	(1,636)	(1,372)	(7,582,463)	(8,698,651)

Ending units	9,322	10,820	954,905	1,108,657	15,897	13,112	13,429,592	18,473,644

(Continued)

77

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	OVGIS		OVAG		OVSBS		PMVRRA
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(24,043)	(86,815)	(1,092,629)	(1,870,510)	207,884	91,649	15,818	23,833
Realized gain (loss) on investments	444,822	453,823	5,752,427	19,281,977	132,649	112,129	11,168	(6,026)
Change in unrealized gain (loss) on investments	(3,775,931)	(152,918)	(62,520,126)	(8,471,023)	(1,363,229)	241,735	(106,613)	37,674
Reinvested capital gains	445,757	-	-	-	75,957	-	1,088	1,346

Net increase (decrease) in contract owners’ equity resulting from operations	(2,909,395)	214,090	(57,860,328)	8,940,444	(946,739)	445,513	(78,539)	56,827

Equity transactions:
Purchase payments received from contract owners (note 3)	14,913	82,477	3,394,926	3,839,629	35,338	226,721	79,283	61,091
Transfers between funds	(1,686,932)	(115,776)	(6,661,217)	(15,715,410)	83,579	660,896	655,738	(274,221)
Redemptions (note 3)	(897,400)	(613,701)	(21,499,313)	(32,490,201)	(1,477,226)	(421,753)	(241,904)	(325,015)
Annuity benefits	-	-	(8,655)	(11,118)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(9,098)	(10,723)	-	-	(139)	(64)
Contingent deferred sales charges (note 2)	(9,749)	(4,494)	(61,891)	(144,869)	(13,762)	(5,125)	(290)	-
Adjustments to maintain reserves	(38)	(201)	10,659	981	(94)	(138)	(17,553)	4,827

Net equity transactions	(2,579,206)	(651,695)	(24,834,589)	(44,531,711)	(1,372,165)	460,601	475,135	(533,382)

Net change in contract owners’ equity	(5,488,601)	(437,605)	(82,694,917)	(35,591,267)	(2,318,904)	906,114	396,596	(476,555)
Contract owners’ equity beginning of period	8,506,714	8,944,319	135,926,434	171,517,701	6,489,866	5,583,752	278,591	755,146

Contract owners’ equity end of period	$3,018,113	8,506,714	53,231,517	135,926,434	4,170,962	6,489,866	675,187	278,591

CHANGES IN UNITS:
Beginning units	664,432	714,818	8,636,413	11,328,404	452,665	418,884	25,083	74,407
Units purchased	8,508	38,789	1,162,852	1,977,736	96,556	94,813	120,057	43,913
Units redeemed	(281,602)	(89,175)	(3,103,952)	(4,669,727)	(202,868)	(61,032)	(78,999)	(93,237)

Ending units	391,338	664,432	6,695,313	8,636,413	346,353	452,665	66,141	25,083

(Continued)

78

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	PMVTRA		PVGIB		ROCMC		SBLD
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$48,995	13,037	155	1	11,459	3,097	(2,099)	(1,810)
Realized gain (loss) on investments	11,203	2,311	(1,652)	1,989	(27,171)	7,154	1,564	9,856
Change in unrealized gain (loss) on investments	(53,680)	13,637	(10,806)	(8,685)	(353,287)	(53,353)	(94,274)	3,230
Reinvested capital gains	36,799	-	3,317	4,735	72,227	39,215	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	43,317	28,985	(8,986)	(1,960)	(296,772)	(3,887)	(94,809)	11,276

Equity transactions:
Purchase payments received from contract owners (note 3)	240,889	52,049	-	-	234,371	158,327	74,670	26,732
Transfers between funds	1,405,182	158,654	-	-	158,218	212,644	12,940	118,881
Redemptions (note 3)	(280,053)	(84,220)	(6,482)	(8,256)	(127,042)	(27,884)	(17,444)	(84,802)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(210)	(9)	(1)	-	(264)	(123)	(73)	(37)
Contingent deferred sales charges (note 2)	(406)	-	-	-	(150)	(99)	(33)	(109)
Adjustments to maintain reserves	(11,257)	(43)	134	170	246	(72)	75	(62)

Net equity transactions	1,354,145	126,431	(6,349)	(8,086)	265,379	342,793	70,135	60,603

Net change in contract owners’ equity	1,397,462	155,416	(15,335)	(10,046)	(31,393)	338,906	(24,674)	71,879
Contract owners’ equity beginning of period	376,864	221,448	28,097	38,143	467,888	128,982	190,962	119,083

Contract owners’ equity end of period	$1,774,326	376,864	12,762	28,097	436,495	467,888	166,288	190,962

CHANGES IN UNITS:
Beginning units	33,848	21,396	2,177	2,742	41,378	11,724	15,283	10,257
Units purchased	270,041	36,096	16	-	39,926	43,356	8,384	9,873
Units redeemed	(150,157)	(23,644)	(559)	(565)	(12,529)	(13,702)	(1,834)	(4,847)

Ending units	153,732	33,848	1,634	2,177	68,775	41,378	21,833	15,283

(Continued)

79

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SBLJ		SBLN		SBLO		SBLP
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(643)	(669)	(1,317)	(1,565)	(4,811)	(2,820)	(2,542)	(5,333)
Realized gain (loss) on investments	(1,928)	1,271	(6,462)	5,757	(25,830)	18,038	(8,704)	35,562
Change in unrealized gain (loss) on investments	(25,537)	(8,246)	(31,348)	(4,569)	(316,763)	(13,238)	(56,918)	(23,113)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(28,108)	(7,644)	(39,127)	(377)	(347,404)	1,980	(68,164)	7,116

Equity transactions:
Purchase payments received from contract owners (note 3)	10,959	7,641	25,673	21,066	330,116	45,498	40,177	51,986
Transfers between funds	17,007	3,848	33,714	148,997	666,343	247,152	(165,883)	(73,886)
Redemptions (note 3)	-	(1,602)	(39,407)	(109,777)	(113,418)	(162,739)	(114,947)	(156,035)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(15)	(8)	(60)	(57)	(112)	(41)	(36)	(52)
Contingent deferred sales charges (note 2)	-	-	(252)	(312)	(195)	(116)	(117)	-
Adjustments to maintain reserves	3	(40)	20	2,016	391	(86)	(50)	(27)

Net equity transactions	27,954	9,839	19,688	61,933	883,125	129,668	(240,856)	(178,014)

Net change in contract owners’ equity	(154)	2,195	(19,439)	61,556	535,721	131,648	(309,020)	(170,898)
Contract owners’ equity beginning of period	60,149	57,954	126,202	64,646	290,548	158,900	438,344	609,242

Contract owners’ equity end of period	$59,995	60,149	106,763	126,202	826,269	290,548	129,324	438,344

CHANGES IN UNITS:
Beginning units	6,602	5,632	10,932	5,872	25,150	13,985	40,974	57,506
Units purchased	113,712	5,025	6,345	31,951	107,433	22,577	27,490	35,310
Units redeemed	(109,226)	(4,055)	(4,433)	(26,891)	(15,246)	(11,412)	(50,991)	(51,842)

Ending units	11,088	6,602	12,844	10,932	117,337	25,150	17,473	40,974

(Continued)

80

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	SBLQ		SBLV		SBLX		SBLY
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(6,630)	(4,387)	(14,386)	(11,825)	(154)	(14)	(78)	(71)
Realized gain (loss) on investments	10,976	4,480	(17,204)	29,869	(401)	159	(33)	813
Change in unrealized gain (loss) on investments	(285,507)	16,405	(458,862)	(67,141)	(6,050)	(60)	(1,645)	(1,017)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(281,161)	16,498	(490,452)	(49,097)	(6,605)	85	(1,756)	(275)

Equity transactions:
Purchase payments received from contract owners (note 3)	233,907	176,666	417,178	354,059	8,777	5,458	3,843	3,177
Transfers between funds	(40,290)	255,046	193,590	729,003	21,316	(4,842)	6,951	(9,644)
Redemptions (note 3)	(64,448)	(24,723)	(185,786)	(156,138)	(1,346)	(10)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(210)	(87)	(481)	(234)	(1)	(1)	(4)	(4)
Contingent deferred sales charges (note 2)	(282)	(164)	(329)	(185)	(14)	-	-	-
Adjustments to maintain reserves	24	(180)	354	-	(1,136)	35	(3)	-

Net equity transactions	128,701	406,558	424,526	926,505	27,596	640	10,787	(6,471)

Net change in contract owners’ equity	(152,460)	423,056	(65,926)	877,408	20,991	725	9,031	(6,746)
Contract owners’ equity beginning of period	612,804	189,748	1,392,964	515,556	1,561	836	5,466	12,212

Contract owners’ equity end of period	$460,344	612,804	1,327,038	1,392,964	22,552	1,561	14,497	5,466

CHANGES IN UNITS:
Beginning units	52,222	17,623	128,838	48,041	145	81	545	1,127
Units purchased	28,955	50,680	108,472	136,051	4,652	187	1,909	110
Units redeemed	(16,585)	(16,081)	(63,841)	(55,254)	(787)	(123)	(136)	(692)

Ending units	64,592	52,222	173,469	128,838	4,010	145	2,318	545

(Continued)

81

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TRBCG2		TREI2		TRLT2		DSRG
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(185,092)	(198,182)	186,838	74,112	321,897	143,811	(183,729)	(510,988)
Realized gain (loss) on investments	(239,353)	1,159,924	(2,315,115)	824,754	(43,469)	27,283	4,790,454	2,628,807
Change in unrealized gain (loss) on investments	(9,414,343)	1,060,069	(7,849,625)	(2,124,100)	(382,396)	37,028	(28,592,087)	3,695,392
Reinvested capital gains	-	-	663,399	1,402,463	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,838,788)	2,021,811	(9,314,503)	177,229	(103,968)	208,122	(23,985,362)	5,813,211

Equity transactions:
Purchase payments received from contract owners (note 3)	454,138	625,835	559,873	1,260,077	154,364	394,115	2,770,730	3,159,193
Transfers between funds	1,316,562	6,994,393	2,938,361	8,989,178	12,266,312	3,509,439	(3,785,906)	(5,973,294)
Redemptions (note 3)	(2,794,771)	(2,479,531)	(3,122,007)	(3,054,959)	(2,390,323)	(476,933)	(13,483,880)	(19,184,657)
Annuity benefits	(19,136)	(17,614)	(45,270)	(55,610)	(18,748)	(18,484)	(7,245)	(9,229)
Contract maintenance charges (note 2)	(597)	(84)	(347)	(190)	(72)	(15)	(11,814)	(13,255)
Contingent deferred sales charges (note 2)	(8,487)	(12,151)	(6,597)	(8,664)	(10,856)	(946)	(30,609)	(69,166)
Adjustments to maintain reserves	490	761	2,319	3,162	853	1,676	(2,257)	9,588

Net equity transactions	(1,051,801)	5,111,609	326,332	7,132,994	10,001,530	3,408,852	(14,550,981)	(22,080,820)

Net change in contract owners’ equity	(10,890,589)	7,133,420	(8,988,171)	7,310,223	9,897,562	3,616,974	(38,536,343)	(16,267,609)
Contract owners’ equity beginning of period	22,615,063	15,481,643	23,941,058	16,630,835	6,712,016	3,095,042	78,760,522	95,028,131

Contract owners’ equity end of period	$11,724,474	22,615,063	14,952,887	23,941,058	16,609,578	6,712,016	40,224,179	78,760,522

CHANGES IN UNITS:
Beginning units	1,844,368	1,416,705	1,986,743	1,364,550	597,947	278,165	6,507,082	8,426,635
Units purchased	757,070	1,349,612	1,305,367	1,758,530	1,700,083	587,621	967,636	1,199,991
Units redeemed	(921,984)	(921,949)	(1,298,259)	(1,136,337)	(771,342)	(267,839)	(2,371,559)	(3,119,544)

Ending units	1,679,454	1,844,368	1,993,851	1,986,743	1,526,688	597,947	5,103,159	6,507,082

(Continued)

82

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DSRGS		VWEMR		VWEM		VWHAR
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(2,011)	(3,240)	(272,226)	(318,935)	(290,400)	(289,225)	(389,073)	(552,212)
Realized gain (loss) on investments	3,657	8,323	(11,687,014)	4,754,820	(222,612)	8,369,104	821,244	4,389,248
Change in unrealized gain (loss) on investments	(61,769)	6,409	(23,890,893)	1,073,929	(37,350,529)	(2,732,347)	(31,674,577)	8,692,406
Reinvested capital gains	-	-	14,938,207	7,145,439	14,422,780	8,098,344	8,659,750	5,718,183

Net increase (decrease) in contract owners’ equity resulting from operations	(60,123)	11,492	(20,911,926)	12,655,253	(23,440,761)	13,445,876	(22,582,656)	18,247,625

Equity transactions:
Purchase payments received from contract owners (note 3)	(22)	150	526,090	899,719	191,031	210,116	635,477	960,182
Transfers between funds	(15,780)	(8,350)	(11,013,431)	3,310,415	(3,053,485)	(3,869,581)	(6,122,498)	5,259,716
Redemptions (note 3)	(27,013)	(24,551)	(5,193,517)	(8,694,643)	(5,440,456)	(11,164,788)	(10,472,526)	(9,232,873)
Annuity benefits	-	-	(1,148)	(1,033)	(23,232)	(38,506)	(5,340)	(4,538)
Contract maintenance charges (note 2)	-	-	(193)	(181)	(807)	(948)	(263)	(196)
Contingent deferred sales charges (note 2)	(377)	(252)	(10,040)	(44,893)	(6,474)	(26,351)	(18,204)	(30,077)
Adjustments to maintain reserves	(5)	(60)	(872)	1,980	(58)	2,518	(129)	1,811

Net equity transactions	(43,197)	(33,063)	(15,693,111)	(4,528,636)	(8,333,481)	(14,887,540)	(15,983,483)	(3,045,975)

Net change in contract owners’ equity	(103,320)	(21,571)	(36,605,037)	8,126,617	(31,774,242)	(1,441,664)	(38,566,139)	15,201,650
Contract owners’ equity beginning of period	199,928	221,499	45,071,128	36,944,511	42,508,202	43,949,866	61,017,156	45,815,506

Contract owners’ equity end of period	$96,608	199,928	8,466,091	45,071,128	10,733,960	42,508,202	22,451,017	61,017,156

CHANGES IN UNITS:
Beginning units	18,076	21,134	1,458,468	1,627,022	1,160,958	1,535,950	1,841,149	1,987,076
Units purchased	46	186	397,496	1,182,476	80,526	242,210	1,063,353	1,231,030
Units redeemed	(4,546)	(3,244)	(1,070,742)	(1,351,030)	(384,029)	(617,202)	(1,634,692)	(1,376,957)

Ending units	13,576	18,076	785,222	1,458,468	857,455	1,160,958	1,269,810	1,841,149

(Continued)

83

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	VWHA		ACEG2		ACC2		MSVFI
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(180,071)	(287,517)	(32,589)	(49,034)	75,437	(48,831)	332,635	226,501
Realized gain (loss) on investments	4,190,232	5,478,595	59,155	216,127	756,583	1,128,630	(1,295,605)	54,488
Change in unrealized gain (loss) on investments	(19,629,831)	1,678,174	(1,239,974)	185,542	(7,069,165)	(2,196,928)	(306,788)	58,059
Reinvested capital gains	4,230,495	3,746,441	-	-	766,923	430,843	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,389,175)	10,615,693	(1,213,408)	352,635	(5,470,222)	(686,286)	(1,269,758)	339,048

Equity transactions:
Purchase payments received from contract owners (note 3)	643,109	196,048	137	48,464	66,930	237,209	419,365	544,071
Transfers between funds	(3,243,713)	(3,522,920)	68,694	(175,282)	(1,120,875)	(517,420)	(184,643)	7,775,741
Redemptions (note 3)	(5,436,976)	(5,883,964)	(140,334)	(304,226)	(1,997,497)	(1,819,860)	(2,529,890)	(1,398,276)
Annuity benefits	(22,696)	(21,463)	-	-	(5,234)	(4,454)	-	-
Contract maintenance charges (note 2)	(477)	(344)	-	-	-	-	(539)	(155)
Contingent deferred sales charges (note 2)	(5,154)	(13,033)	(2,201)	(4,557)	(23,576)	(27,484)	(13,586)	(9,154)
Adjustments to maintain reserves	10,042	8,280	(77)	(44)	94	10	125	(403)

Net equity transactions	(8,055,865)	(9,237,396)	(73,781)	(435,645)	(3,080,158)	(2,131,999)	(2,309,168)	6,911,824

Net change in contract owners’ equity	(19,445,040)	1,378,297	(1,287,189)	(83,010)	(8,550,380)	(2,818,285)	(3,578,926)	7,250,872
Contract owners’ equity beginning of period	30,517,042	29,138,745	2,481,515	2,564,525	17,036,615	19,854,900	11,267,437	4,016,565

Contract owners’ equity end of period	$11,072,002	30,517,042	1,194,326	2,481,515	8,486,235	17,036,615	7,688,511	11,267,437

CHANGES IN UNITS:
Beginning units	800,293	1,061,403	215,311	254,837	1,281,115	1,437,197	1,037,706	385,528
Units purchased	70,122	112,631	16,826	7,856	22,265	56,232	1,037,826	1,106,941
Units redeemed	(330,253)	(373,741)	(24,731)	(47,382)	(292,088)	(212,314)	(1,277,780)	(454,763)

Ending units	540,162	800,293	207,406	215,311	1,011,292	1,281,115	797,752	1,037,706

(Continued)

84

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	MSVF2		MSEM		MSVMG		MSVRE
	2008	2007	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$30,084	19,089	1,061,196	1,483,211	(73,239)	(348,499)	3,637,828	(480,825)
Realized gain (loss) on investments	(32,030)	(182)	(1,325,540)	(300,458)	(1,419,494)	3,932,936	(10,205,933)	73,854,637
Change in unrealized gain (loss) on investments	(147,097)	13,179	(3,434,427)	(665,909)	(13,899,671)	193,931	(123,544,689)	(152,134,697)
Reinvested capital gains	-	-	735,547	763,543	4,929,728	1,274,971	62,046,801	27,528,039

Net increase (decrease) in contract owners’ equity resulting from operations	(149,043)	32,086	(2,963,224)	1,280,387	(10,462,676)	5,053,339	(68,065,993)	(51,232,846)

Equity transactions:
Purchase payments received from contract owners (note 3)	51,490	70,440	97,050	119,639	299,568	427,040	3,946,915	6,455,945
Transfers between funds	(87,550)	359,331	(2,324,404)	(2,665,352)	(1,333,768)	(2,902,597)	(17,299,231)	(86,460,477)
Redemptions (note 3)	(87,893)	(82,913)	(3,856,527)	(5,436,018)	(5,449,125)	(4,644,511)	(32,420,621)	(56,175,289)
Annuity benefits	(8,248)	(6,676)	(10,295)	(9,512)	(4,878)	(5,634)	(78,227)	(116,992)
Contract maintenance charges (note 2)	-	-	(471)	(442)	(380)	(404)	(5,167)	(5,902)
Contingent deferred sales charges (note 2)	(1,412)	(828)	(12,513)	(14,810)	(12,770)	(19,710)	(140,483)	(342,146)
Adjustments to maintain reserves	852	786	739	(18,654)	3,821	(15,024)	6,714	4,350

Net equity transactions	(132,761)	340,140	(6,106,421)	(8,025,149)	(6,497,532)	(7,160,840)	(45,990,100)	(136,640,511)

Net change in contract owners’ equity	(281,804)	372,226	(9,069,645)	(6,744,762)	(16,960,208)	(2,107,501)	(114,056,093)	(187,873,357)
Contract owners’ equity beginning of period	1,157,666	785,440	22,184,691	28,929,453	26,454,062	28,561,563	209,768,496	397,641,853

Contract owners’ equity end of period	$875,862	1,157,666	13,115,046	22,184,691	9,493,854	26,454,062	95,712,403	209,768,496

CHANGES IN UNITS:
Beginning units	93,300	60,560	837,101	1,142,148	2,396,216	3,019,705	7,005,630	10,845,668
Units purchased	10,657	47,648	48,767	92,975	1,054,348	1,078,406	1,578,095	2,040,517
Units redeemed	(28,453)	(14,908)	(299,135)	(398,022)	(1,742,461)	(1,701,895)	(3,380,836)	(5,880,555)

Ending units	75,504	93,300	586,733	837,101	1,708,103	2,396,216	5,202,889	7,005,630

(Continued)

85

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	VYDS		WRLBP		SVOF
	2008	2007	2008	2007	2008	2007
Investment activity:
Net investment income (loss)	$(54,586)	(107,915)	-	620,498	729,968	(1,127,014)
Realized gain (loss) on investments	237,135	1,020,425	-	(1,081,634)	5,327,091	10,064,896
Change in unrealized gain (loss) on investments	(6,019,549)	(826,978)	-	1,110,733	(82,256,265)	(22,749,873)
Reinvested capital gains	1,492,039	1,202,247	-	-	25,001,571	23,867,522

Net increase (decrease) in contract owners’ equity resulting from operations	(4,344,961)	1,287,779	-	649,597	(51,197,635)	10,055,531

Equity transactions:
Purchase payments received from contract owners (note 3)	59,357	243,136	-	102,479	2,303,077	2,815,296
Transfers between funds	(487,866)	(837,379)	-	(35,801,355)	(10,099,924)	(20,107,319)
Redemptions (note 3)	(2,821,050)	(3,062,040)	-	(2,050,313)	(22,234,173)	(23,860,094)
Annuity benefits	-	-	-	(2,903)	(16,321)	(20,577)
Contract maintenance charges (note 2)	-	-	-	-	(2,289)	(2,424)
Contingent deferred sales charges (note 2)	(4,645)	(17,325)	-	(28,396)	(81,989)	(150,669)
Adjustments to maintain reserves	(141)	787	-	(7,174)	29,732	(96,849)

Net equity transactions	(3,254,345)	(3,672,821)	-	(37,787,662)	(30,101,887)	(41,422,636)

Net change in contract owners’ equity	(7,599,306)	(2,385,042)	-	(37,138,065)	(81,299,522)	(31,367,105)
Contract owners’ equity beginning of period	13,517,054	15,902,096	-	37,138,065	149,038,744	180,405,849

Contract owners’ equity end of period	$5,917,748	13,517,054	-	-	67,739,222	149,038,744

CHANGES IN UNITS:
Beginning units	975,201	1,255,579	-	3,102,882	10,766,464	13,514,581
Units purchased	208,181	303,058	-	103,694	1,657,625	1,291,903
Units redeemed	(492,277)	(583,436)	-	(3,206,576)	(3,986,980)	(4,040,020)

Ending units	691,105	975,201	-	-	8,437,109	10,766,464

See accompanying notes to financial statements.

86

NATIONWIDE VARIABLE ACCOUNT- 9

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On August 20, 2001, the Company transferred to the Account, 50,000 shares of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 shares of the First Horizon Capital Appreciation Portfolio, for which the Account was credited 50,000 units of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 units of the First Horizon Capital Appreciation Portfolio.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF - Basic Balanced Fund - Series I (AVB)

AIM VIF - Basic Value Fund - Series II (AVBV2)

AIM VIF - Blue Chip Fund - Series I (AVBC)*

AIM VIF - Capital Appreciation Fund - Series I (AVCA)

AIM VIF - Capital Appreciation Fund - Series II (AVCA2)

AIM VIF - Capital Development Fund - Series II (AVCD2)

AIM VIF - Core Equity Fund - Series I (AVGI)

AIM VIF - Core Equity Fund - Series II (AVCE2)

AIM VIF - Global Health Care Fund - Series I (IVHS)

AIM VIF - Global Real Estate Fund - Series I (IVRE)

AIM VIF - International Growth Fund - Series I (AVIE)*

AIM VIF - Large Cap Growth Fund - Series I (AVLCG)

AIM VIF - Premier Equity Fund - Series I (AVV)*

AIM VIF - Premier Equity Fund - Series II (AVV2)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)

AllianceBernstein VPS - Large Cap Growth Portfolio - Class B (ALVPGB)

AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP - Income & Growth Fund - Class I (ACVIG)

American Century VP - Income & Growth Fund - Class II (ACVIG2)

American Century VP - Inflation Protection Fund - Class II (ACVIP2)

American Century VP - International Fund - Class I (ACVI)

American Century VP - International Fund - Class III (ACVI3)

American Century VP - Mid Cap Value Fund - Class I (ACVMV1)

American Century VP - Mid Cap Value Fund - Class II (ACVMV2)

American Century VP - Ultra(R) Fund - Class I (ACVU1)

(Continued)

87

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

American Century VP - Ultra(R) Fund - Class II (ACVU2)

American Century VP - Value Fund - Class I (ACVV)

American Century VP - Value Fund - Class II (ACVV2)

American Century VP - Vista(SM) Fund - Class I (ACVVS1)

American Century VP - Vista(SM) Fund - Class II (ACVVS2)

Portfolios of the BB&T Variable Insurance Funds;

BB&T Variable Insurance Funds - Capital Manager Equity Fund (BBCMAG)

BB&T Variable Insurance Funds - Large Cap Fund (BBGI)

BB&T Variable Insurance Funds - Large Cap Growth Fund (BBLCG)*

BB&T Variable Insurance Funds - Mid Cap Growth Fund (BBCA)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust - Global Small Cap Portfolio (WVCP)

Credit Suisse Trust - International Focus Portfolio (WIEP)

Credit Suisse Trust - Large Cap Value Portfolio (WGIP)

Deutsche VIT NASDAQ 100 Index Fund (DNIX)*

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP - Emerging Leaders Fund - Service Class (DELS)*

Dreyfus IP - European Equity Portfolio (DVEE)*

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)

Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)

Dreyfus VIF - Appreciation Portfolio - Service Class (DCAPS)

Dreyfus VIF - Developing Leaders Portfolio - Initial Class (DSC)

Dreyfus VIF - Developing Leaders Portfolio - Service Class (DVDLS)*

Dreyfus VIF - International Value Portfolio - Initial Class (DVIV)

Portfolios of the Evergreen Variable Annuity Funds (Evergreen VAF);

Evergreen VAF - Diversified Capital Builder Fund - Class 1 (EVFF) (formerly Balanced Fund - Class 1)*

Evergreen VAF - Diversified Income Builder Fund - Class 1 (EVSI)*

Evergreen VAF - Fund - Class 1 (EVF)*

Evergreen VAF - Fundamental Large Cap Fund - Class 1 (EVGI)*

Evergreen VAF - International Equity Fund - Class 1 (EVIG)*

Evergreen VAF - Omega Fund - Class 1 (EVOM)*

Evergreen VAF - Special Equity Fund - Class 1 (EVSE)*

Evergreen VAF - Special Values Fund - Class 1 (EVSC)*

Portfolios of the Evergreen Variable Annuity Trust (Evergreen VAT);

Evergreen VAT - Blue Chip Fund - Class I (EVBC)*

Evergreen VAT - Capital Growth Fund - Class I (EVCG)*

Evergreen VAT - Equity Index Fund - Class I (EVIX)*

Evergreen VAT - Global Leaders Fund - Class I (EVGL)*

Evergreen VAT - Masters Fund - Class I (EVM)*

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS - American Leaders Fund II - Service Class (FALFS)

Federated IS - Capital Appreciation Fund II - Service Class (FCA2S)

Federated IS - High Income Bond II - Service Class (FHIBS)

Federated IS - Market Opportunity Fund II - Service Class (FVMOS)

Federated IS - Quality Bond Fund II - Primary Class (FQB)

Federated IS - Quality Bond Fund II - Service Class (FQBS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)

Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)

Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)

Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)

Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)

Fidelity(R) VIP - High Income Portfolio - Service Class R (FHISR)

Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)

Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)

Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)

Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)

(Continued)

88

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);

Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)

Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FVSS2)

Portfolios of the Fidelity(R) Variable Insurance Products Fund IV (Fidelity(R) VIP IV);

Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)

Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)

Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)

Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)

Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

Portfolios of the Financial Investors Variable Insurance Trust (Financial Investors VIT);

Financial Investors VIT - First Horizon Core Equity Portfolio (FHGIP)*

First Horizon Capital Appreciation Portfolio (FHCAP)*

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)

Franklin Templeton VIP - Foreign Securities Fund - Class 1 (TIF)*

Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)

Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)

Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)

Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)

Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)

Franklin Templeton VIP - Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)

Portfolios of the Ivy Fund Variable Insurance Portfolio, Inc. (Ivy Fund VIP,Inc.) (formerly W&R Target Funds, Inc.);

Ivy Fund VIP, Inc. - Asset Strategy (WRASP)

Ivy Fund VIP, Inc. - Balanced (WRBP)

Ivy Fund VIP, Inc. - Bond (WRBDP)

Ivy Fund VIP, Inc. - Core Equity (WRCEP)

Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund VIP, Inc. - Energy (WRENG)

Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)

Ivy Fund VIP, Inc. - Growth (WRGP)

Ivy Fund VIP, Inc. - High Income (WRHIP)

Ivy Fund VIP, Inc. - International Growth (WRIP)

Ivy Fund VIP, Inc. - International Value (WRI2P)

Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund VIP, Inc. - Money Market (WRMMP)

Ivy Fund VIP, Inc. - Mortgage Securities (WRMSP)

Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)

Ivy Fund VIP, Inc. - Science and Technology (WRSTP)

Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)

Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)

Ivy Fund VIP, Inc. - Value (WRVP)

Portfolios of the Janus Aspen Series;

Janus Aspen Series - Balanced Portfolio - Service Class (JABS)

Janus Aspen Series - Forty Portfolio - Service Class (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)

Janus Aspen Series - Global Technology Portfolio - Service II Class (JAGTS2)

Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)

Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)

Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)

Portfolios of the JPMorgan Series Trust II;

JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)

Portfolios of the Lehman Brothers Advisers Management Trust (Lehman Brothers AMT);

Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)

Portfolios of the MFS(R) Variable Insurance Trust (MFS(R) VIT);

MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)

(Continued)

89

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

MFS(R) VIT - Mid Cap Growth Series - Service Class (MMCGSC)

MFS(R) VIT - New Discovery Series - Service Class (MNDSC)

MFS(R) VIT - Value Series - Service Class (MVFSC)

Nationwide GVIT Strategic Value Fund - Class I (SVF)*

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)

Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)

Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)

Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)

Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)

Nationwide VIT - Cardinal Aggressive Fund - Class II (NVCRA2)

Nationwide VIT - Cardinal Balanced Fund - Class II (NVCRB2)

Nationwide VIT - Cardinal Capital Appreciation Fund - Class II (NVCCA2)

Nationwide VIT - Cardinal Conservative Fund - Class II (NVCCN2)

Nationwide VIT - Cardinal Moderate Fund - Class II (NVCMD2)

Nationwide VIT - Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

Nationwide VIT - Cardinal Moderately Conservative Fund - Class II (NVCMC2)

Nationwide VIT - Core Bond Fund - Class I (NVCBD1)

Nationwide VIT - Core Bond Fund - Class II (NVCBD2)

Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)

Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)

Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)

Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)

Nationwide VIT - Gartmore Emerging Markets Fund - Class VI (GEM6)

Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)

Nationwide VIT - Gartmore Global Utilities Fund - Class III (GVGU)

Nationwide VIT - Gartmore International Equity Fund - Class I (GIG) (formerly Gartmore International Growth Fund - Class I)

Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3) (formerly Gartmore International Growth Fund - Class III)

Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)

Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (GEF)

Nationwide VIT - Gartmore Worldwide Leaders Fund - Class III (GEF3)

Nationwide VIT - Global Financial Services Fund - Class I (GVGF1)

Nationwide VIT - Global Financial Services Fund - Class III (GVGFS)

Nationwide VIT - Government Bond Fund - Class I (GBF)

Nationwide VIT - Government Bond Fund - Class II (GBF2)

Nationwide VIT - Growth Fund - Class I (CAF)

Nationwide VIT - Health Sciences Fund - Class I (GVGH1) (formerly Global Health Sciences Fund - Class I)

Nationwide VIT - Health Sciences Fund - Class III (GVGHS) (formerly Global Health Sciences Fund - Class III)

Nationwide VIT - International Index Fund - Class VIII (GVIX8)

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)

Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)

Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class II (NVLCP2)

Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)

Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)

Nationwide VIT - Money Market Fund - Class I (SAM)

Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)

Nationwide VIT - Multi-Manager International Value Fund - Class II (GVDIV2) (formerly International Value Fund - Class II)

Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3) (formerly International Value Fund - Class III)

Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6) (formerly International Value Fund - Class VI)

Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)*

Nationwide VIT - Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)*

Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

(Continued)

90

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)

Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)

Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)

Nationwide VIT - Nationwide Fund - Class I (TRF)

Nationwide VIT - Nationwide Fund - Class II (TRF2)

Nationwide VIT - Nationwide Leaders Fund - Class I (GVUS1)

Nationwide VIT - Nationwide Leaders Fund - Class III (GVUSL)

Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)

Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class II (NVNSR2)*

Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)

Nationwide VIT - Technology and Communications Fund - Class I (GGTC) (formerly Global Technology and Communications Fund - Class I)

Nationwide VIT - Technology and Communications Fund - Class III (GGTC3) (formerly Global Technology and Communications Fund - Class III)

Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)

Nationwide VIT - U.S. Growth Leaders Fund - Class III (GVUGL)

Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)

Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)

Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT - Focus Portfolio - Class I (AMFOS)*

Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)

Neuberger Berman AMT - International Portfolio - Class S (AMINS)

Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)

Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)

Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)

Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS) (formerly Fasciano Portfolio - Class S)

Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)

Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)

Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)

Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)

Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)

Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)

Oppenheimer VAF - High Income Fund - Class 4 (OVHI4)*

Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)

Oppenheimer VAF - High Income Fund - Service Class (OVHIS)

Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)

Oppenheimer VAF - Main Street Small Cap Fund(R) - Service Class (OVSCS)

Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)

Oppenheimer VAF - Main Street(R) - Service Class (OVGIS)

Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)

Oppenheimer VAF - Strategic Bond Fund - Service Class (OVSBS)

Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);

PIMCO VIT - Real Return Portfolio - Administrative Class (PMVRRA)

PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT - Growth and Income Fund - Class IB (PVGIB)

Putnam VT - International Equity Fund - Class IB (PVTIGB)*

Putnam VT - Voyager Fund - Class IB (PVTVB)*

Royce Capital Fund - Micro Cap Portfolio (ROCMC)

SBL Fund - Series D (Global Series) (SBLD)

SBL Fund - Series J (Mid Cap Growth Series) (SBLJ)

SBL Fund - Series N (Managed Asset Allocation Series) (SBLN)

SBL Fund - Series O (All Cap Value Series) (SBLO) (formerly Series O (Equity Income Series))

SBL Fund - Series P (High Yield Series) (SBLP)

SBL Fund - Series Q (Small Cap Value Series) (SBLQ)

SBL Fund - Series V (Mid Cap Value Series) (SBLV)

SBL Fund - Series X (Small Cap Growth Series) (SBLX)

(Continued)

91

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

SBL Fund - Series Y (Select 25 Series) (SBLY)

Portfolios of T. Rowe Price;

T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)

T. Rowe Price Equity Income Portfolio - II (TREI2)

T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)

Turner GVIT Growth Focus Fund - Class I (TGF)*

Turner GVIT Growth Focus Fund - Class III (TGF3)*

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Class R1 (VWEMR)

Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)

Van Eck Worldwide Insurance Trust - Hard Assets Fund - Class R1 (VWHAR)

Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)

Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);

Van Kampen LIT - Capital Growth Portfolio - Class II (ACEG2) (formerly Strategic Growth Portfolio - Class II)

Van Kampen LIT - Comstock Portfolio - Class II (ACC2)

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)

Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (MSVF2)

Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)

Van Kampen UIF - International Magnum Portfolio- Class I (MSVIM)*

Van Kampen UIF - Mid Cap Growth Portfolio- Class I (MSVMG)

Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)

Portfolios of the Victory Variable Insurance Funds (Victory VIF);

Victory VIF - Diversified Stock Fund - Class A (VYDS)

Victory VIF - Investment Quality Bond Fund - Class A (VYIQB)*

Victory VIF - Small Company Opportunity Fund - Class A (VYSCO)*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLBP)*

Portfolios of the Wells Fargo Advantage Variable Trust Funds(SM) (Wells Fargo AVT);

Wells Fargo AVT - Opportunity Fund(SM) (SVOF)

*	At December 31, 2008, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(Continued)

92

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

(Continued)

93

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charges - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%	-	0.15%	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%	-	0.10%	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15%(5)	0.15%(5)	-	-
One-Year Step Up	0.05%(6)	0.10%(6)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20%(5)	0.20%(5)	-	0.15%
5% Enhanced	0.10%(7)	0.15%(7)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45%(9)	-	0.45%(9)
Option 2	0.30%(8)	0.30%(9)	-	0.30%(9)
Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%	-	-	-

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.50%	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.

Maximum Variable Account Charges (10):	3.95%	2.80%	1.70%	3.10%

(Continued)

94

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account - 9 Options, Continued	BOA Choice		BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%		1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
Greater of One-Year or 5% Enhanced	0.15%	(5)	-	-	-
5% Enhanced	0.05%	(7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%	(9)	-	-	-
Option 2	0.30%	(9)	-	-	-
Beneficiary Protector Option	0.40%		-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-		1.00%	-	-
Provides for a guarantee of variable annuity payments.

Maximum Variable Account Charges (10):	2.20%		2.25%	1.75%	1.60%
(1)	Includes Key Corp, NEA, Waddell & Reed Advisors Select Plus, First Tennessee and BB&T products.
(2)	Includes Waddill & Reed Advisors select Reserve product.
(3)	Includes NEA Select product.
(4)	Includes Key Corp and Paine Weber products.
(5)	Available beginning January 2, 2001 or a later date if state law requires.
(6)	Available until state approval is received for the One-Year Enhanced Death Benefit Option.
(7)	Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option
(8)	No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.
(9)	No longer available effective May 1, 2003. Applicant could have elected one GMIB option.
(10)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2008.

	Total	AVB	AVBV2	AVCA	AVCA2	AVCD2	AVGI	AVCE2

0.95%	$31,638,314	770	4,510	89	829	8,306	635	-
1.00%	11,310,663	-	1,628	-	239	1,729	-	-
1.05%	2,054,113	-	737	-	-	79	-	-
1.10%	12,377,108	1,322	1,265	246	187	1,085	721	-
1.15%	6,132,989	396	489	472	95	128	269	-
1.20%	15,424,367	52	1,266	-	2,966	5,672	-	-
1.25%	3,016,080	540	4,631	-	941	1,799	112	-
1.30%	2,537,874	70	184	26	-	169	-	-
1.35%	3,497,021	187	109	-	700	1,408	267	-
1.40%	13,851,518	74	2,586	544	602	2,632	1,058	-
1.45%	1,283,877	-	127	-	16	24	-	-
1.50%	2,167,457	-	14,271	-	2,746	2,083	-	3,607
1.55%	8,485,316	981	2,125	179	708	767	3,808	-
1.60%	4,881,304	10	6,187	231	1,516	335	-	1,575
1.65%	2,962,347	-	17,447	-	2,079	1,017	-	3,929
1.70%	802,137	-	11	-	-	1	-	-
1.75%	1,444,166	63	4,040	8	1,251	322	-	694
1.80%	1,202,887	-	1,804	-	324	9	-	389
1.85%	1,454,157	-	52	-	-	69	-	-
1.90%	425,598	-	2,118	-	160	-	-	566

(Continued)

95

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.95%	954,055	-	10,948	-	2,972	95	-	3,657
2.00%	852,344	-	114	-	15	73	-	-
2.05%	1,226,403	1,472	3,547	-	2,241	305	-	6,022
2.10%	687,952	-	10,829	-	905	29	-	2,830
2.15%	151,901	-	1,149	-	587	500	-	123
2.20%	656,441	-	5,658	-	3,361	348	-	1,008
2.25%	572,457	-	1,003	-	431	917	-	-
2.30%	106,570	-	-	-	-	-	-	-
2.35%	32,101	-	534	-	266	-	-	-
2.40%	205,390	-	-	-	-	-	-	-
2.45%	83,560	-	145	-	348	-	-	1,926
2.50%	82,184	-	2,345	-	-	184	-	106
2.55%	11,319	-	-	-	-	-	-	-
2.60%	122,212	-	5,251	-	109	379	-	610
2.65%	5,170	-	-	-	-	-	-	-
2.70%	1,763	-	-	-	-	-	-	-
2.85%	1,044	-	-	-	-	-	-	-

Totals	$132,702,159	5,937	107,110	1,795	26,594	30,464	6,870	27,042

	IVHS	IVRE	AVLCG	ALVGIB	ALVPGB	ALVSVB	ACVIG	ACVIG2

0.95%	$21	392	983	-	-	3,697	362,036	-
1.00%	-	45	-	-	-	979	141,020	-
1.05%	-	-	-	-	-	56	27,624	-
1.10%	648	2,283	1,956	-	-	850	107,779	-
1.15%	102	818	82	-	-	328	49,957	-
1.20%	2	14	-	-	-	869	185,450	-
1.25%	-	-	121	216	-	101	29,162	-
1.30%	-	107	-	-	-	254	34,263	-
1.35%	-	-	92	-	-	447	39,456	-
1.40%	-	-	115	-	-	3,585	119,617	-
1.45%	-	-	-	-	-	10	8,284	-
1.50%	-	-	-	8,880	4,129	10,906	17,455	9,085
1.55%	-	-	624	-	-	1,724	80,481	-
1.60%	-	-	-	2,946	1,595	2,046	29,975	926
1.65%	-	-	-	6,709	15,561	10,493	39,933	5,938
1.70%	-	-	-	-	-	36	6,317	-
1.75%	-	-	-	926	1,037	3,211	16,575	1,398
1.80%	-	-	-	1,572	1,493	2,438	16,019	715
1.85%	-	-	-	-	-	9	7,250	-
1.90%	-	-	1,128	-	218	2,207	2,870	1,065
1.95%	-	-	-	6,757	9,228	14,494	1,264	3,532
2.00%	-	-	-	-	-	760	6,156	504
2.05%	-	-	557	5,801	3,278	6,701	9,743	2,792
2.10%	-	-	-	3,142	3,904	7,301	3,041	11,954
2.15%	-	-	-	384	-	232	615	370
2.20%	-	-	-	4,557	1,485	5,591	1,294	6,261
2.25%	-	-	-	-	-	65	255	-
2.30%	-	-	-	-	-	2	113	-
2.35%	-	-	-	274	156	727	-	969
2.40%	-	-	-	-	-	-	169	-
2.45%	-	-	-	812	93	981	218	-
2.50%	-	-	-	96	1,197	634	-	97
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	1,588	395	903	61	886
2.65%	-	-	-	-	-	-	7	-
2.70%	-	-	-	-	-	-	22	-
2.85%	-	-	-	-	-	-	-	-

Totals	$773	3,659	5,658	44,660	43,769	82,637	1,344,481	46,492

(Continued)

96

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU1	ACVU2	ACVV

0.95%	$236,787	235,765	152,517	35,061	-	24,021	-	759,070
1.00%	77,548	126,122	46,395	10,570	-	6,085	-	251,322
1.05%	10,635	17,858	10,616	1,275	-	359	-	44,613
1.10%	49,590	38,301	43,181	9,064	-	6,666	-	289,105
1.15%	41,690	17,000	33,468	6,460	-	5,635	-	152,704
1.20%	137,585	102,185	115,589	23,710	-	13,070	-	481,361
1.25%	32,135	17,115	11,650	2,471	3,292	2,913	-	81,108
1.30%	19,833	22,313	12,094	3,552	-	1,162	-	73,378
1.35%	32,383	9,175	23,024	3,491	-	3,681	-	107,603
1.40%	82,187	18,319	72,356	12,073	-	11,174	-	367,691
1.45%	2,786	4,636	2,531	492	-	1,226	-	27,963
1.50%	8,830	17,195	6,985	1,135	-	838	4,265	46,269
1.55%	29,300	14,002	25,415	7,065	-	4,255	-	220,485
1.60%	30,195	5,939	22,852	3,090	-	5,329	1,440	102,027
1.65%	9,698	9,958	15,253	2,649	-	2,717	3,871	76,196
1.70%	4,033	580	1,940	996	-	98	-	26,577
1.75%	4,145	709	5,708	885	-	1,097	2,070	29,094
1.80%	4,827	2,411	7,282	423	-	1,178	12	30,635
1.85%	8,393	2,345	8,352	737	-	599	-	45,627
1.90%	1,105	-	319	716	-	788	472	8,311
1.95%	4,399	177	1,364	1,752	-	277	4,422	4,329
2.00%	5,100	77	596	4,128	-	465	146	17,098
2.05%	1,318	1,527	9,683	803	-	-	2,750	24,834
2.10%	4,497	43	266	628	-	689	2,078	2,972
2.15%	1,618	4	70	1,180	-	-	111	2,699
2.20%	6,283	739	1,517	51	-	112	3,683	7,867
2.25%	10,976	-	249	580	1,908	67	-	5,314
2.30%	1,009	-	310	5,451	-	-	-	2,188
2.35%	188	-	-	-	-	-	-	-
2.40%	1,834	-	1,223	13,571	-	-	-	873
2.45%	194	-	-	48	-	-	288	1,975
2.50%	-	-	-	-	-	-	-	431
2.55%	196	-	-	934	-	-	-	21
2.60%	268	-	-	-	-	20	108	666
2.65%	-	-	-	413	-	-	-	56
2.70%	-	-	-	130	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$861,565	664,495	632,805	155,584	5,200	94,521	25,716	3,292,462

	ACVV2	ACVVS1	ACVVS2	BBCMAG	BBGI	BBCA	WVCP	WIEP

0.95%	$-	53,386	-	1,580	7,511	6,491	9,989	25,674
1.00%	-	20,628	-	-	-	-	3,473	14,957
1.05%	-	2,623	-	-	17	52	2,072	4,114
1.10%	-	13,876	-	2,495	7,524	3,928	564	1,039
1.15%	-	9,483	-	2,047	3,153	682	49	125
1.20%	-	21,949	-	27	155	129	1,457	2,661
1.25%	-	3,565	3,311	220	659	272	29	975
1.30%	-	3,956	-	393	1,731	987	-	297
1.35%	-	10,719	-	216	1,159	927	-	-
1.40%	-	14,870	-	249	7,369	3,866	-	102
1.45%	-	1,544	-	1,266	1,457	1,125	-	57
1.50%	23,123	2,021	-	73	127	86	-	807
1.55%	-	11,709	-	923	5,560	1,801	-	-
1.60%	5,185	4,044	-	3,553	3,534	4,105	-	6
1.65%	11,593	3,029	-	2,342	358	725	-	285
1.70%	-	679	-	4,443	27	17	-	-
1.75%	4,123	526	-	11	258	330	-	-

(Continued)

97

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.80%	6,434	519	-	-	-	-	-	-
1.85%	-	3,395	-	-	4,135	5,245	-	-
1.90%	6,878	-	-	-	1,463	1,320	-	-
1.95%	16,777	113	-	-	-	-	-	-
2.00%	2,625	682	-	-	-	-	-	-
2.05%	10,020	759	-	-	-	419	-	-
2.10%	7,633	27	-	-	-	-	-	-
2.15%	843	276	-	-	-	-	-	-
2.20%	5,292	1,062	-	-	-	-	-	-
2.25%	-	5	3,854	-	-	-	-	-
2.30%	-	32	-	-	-	-	-	-
2.35%	1,856	-	-	-	-	-	-	-
2.40%	-	3	-	-	-	-	-	-
2.45%	1,951	49	-	-	-	-	-	-
2.50%	47	-	-	-	-	-	-	-
2.55%	-	14	-	-	-	-	-	-
2.60%	1,515	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$105,895	185,543	7,165	19,838	46,197	32,507	17,633	51,099

	WGIP	DVSCS	DSIF	DCAP	DCAPS	DSC	DVIV	FALFS

0.95%	$30,695	108,137	1,747,958	260,757	-	803	895	-
1.00%	13,781	32,996	783,713	103,352	-	-	-	-
1.05%	7,170	3,077	152,480	30,786	-	-	-	-
1.10%	1,573	41,417	475,592	80,523	-	219	184	-
1.15%	397	25,490	247,820	41,283	-	-	66	-
1.20%	12,330	60,068	814,310	129,475	-	-	-	-
1.25%	1,344	14,100	132,165	22,490	-	30	-	-
1.30%	2,079	9,325	157,928	24,088	-	-	-	-
1.35%	212	22,151	206,314	26,308	-	67	-	-
1.40%	248	40,627	367,539	79,592	-	281	1,577	-
1.45%	21	3,328	47,596	6,969	-	-	-	-
1.50%	554	3,298	47,266	11,035	7,239	-	-	668
1.55%	-	23,231	192,047	41,816	-	656	2,199	-
1.60%	-	13,165	125,932	20,667	5,357	-	-	-
1.65%	92	7,451	63,722	18,020	5,535	-	-	425
1.70%	10	2,685	37,497	3,642	-	-	-	-
1.75%	-	3,891	30,583	3,234	3,068	-	-	532
1.80%	143	2,875	33,925	6,423	697	-	-	88
1.85%	6	3,481	27,838	3,528	-	2,949	-	-
1.90%	-	2,581	13,021	717	691	-	-	-
1.95%	-	473	8,443	643	3,184	-	-	1,268
2.00%	-	2,742	14,152	884	73	-	-	-
2.05%	-	6,871	41,317	3,580	15,924	-	-	766
2.10%	-	157	1,604	1,048	5,078	-	-	417
2.15%	-	97	3,090	630	-	-	-	63
2.20%	-	1,268	7,623	432	2,484	-	-	1,787
2.25%	-	13	9,715	1,259	-	-	-	-
2.30%	-	276	2,791	55	-	-	-	-
2.35%	-	-	70	-	77	-	-	-
2.40%	-	5	44	179	-	-	-	-
2.45%	-	-	-	55	2,783	-	-	-
2.50%	-	-	-	-	765	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	584	-	-	213
2.65%	-	-	14	-	-	-	-	-

(Continued)

98

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$70,655	435,276	5,794,109	923,470	53,539	5,005	4,921	6,227

	FCA2S	FHIBS	FVMOS	FQB	FQBS	FEIS	FEI2	FGS

0.95%	$-	-	13,010	570,026	-	1,416,700	-	923,803
1.00%	-	-	10,227	141,595	-	577,141	-	497,868
1.05%	-	-	511	31,779	-	115,383	-	88,928
1.10%	-	-	2,784	209,854	-	423,346	-	257,459
1.15%	-	-	1,255	111,953	-	214,244	-	109,322
1.20%	-	-	8,913	345,882	-	721,597	-	517,798
1.25%	-	-	758	58,252	-	107,906	-	85,431
1.30%	-	-	1,472	59,691	-	94,818	-	75,975
1.35%	-	-	1,637	96,477	-	193,286	-	104,184
1.40%	-	-	8,219	292,134	-	505,304	-	238,827
1.45%	-	-	1,248	21,051	-	39,883	-	24,027
1.50%	1,183	17,703	225	24,390	26,794	56,139	43,197	40,136
1.55%	-	-	1,554	164,038	-	299,483	-	108,302
1.60%	3,897	2,791	348	116,744	8,953	162,823	12,580	48,132
1.65%	655	11,805	1,176	45,411	22,453	108,914	25,180	58,217
1.70%	-	-	97	29,281	-	23,973	-	23,210
1.75%	130	3,532	330	49,618	8,055	59,110	13,680	17,731
1.80%	175	954	27	24,028	2,003	38,755	9,662	18,808
1.85%	-	-	897	28,993	-	46,114	-	12,352
1.90%	-	255	-	14,085	3,457	6,505	10,185	5,243
1.95%	4,056	6,373	152	1,316	22,483	8,122	32,543	3,284
2.00%	-	368	644	12,324	614	14,992	435	18,008
2.05%	2,482	5,295	220	26,250	10,519	35,061	8,617	8,463
2.10%	2,088	9,593	-	1,856	15,554	678	23,851	379
2.15%	80	1,817	25	1,403	258	2,265	650	1,790
2.20%	1,753	2,863	30	4,849	7,580	6,690	16,868	4,072
2.25%	-	-	5	3,138	-	9,381	-	2,338
2.30%	-	-	12	666	-	2,421	-	299
2.35%	-	394	-	37	1,082	-	554	39
2.40%	-	-	7	163	-	2,935	-	44
2.45%	-	1,431	24	31	916	1,748	2,507	-
2.50%	-	6,139	-	719	1,838	-	2,361	62
2.55%	-	-	-	-	-	179	-	-
2.60%	-	324	-	730	5,003	-	6,858	-
2.65%	-	-	-	32	-	66	-	-
2.70%	-	-	-	55	-	119	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$16,499	71,637	55,807	2,488,851	137,562	5,296,081	209,728	3,294,531

	FG2	FHIS	FHISR	FOS	FO2R	FOSR	FCS	FC2

0.95%	$-	318,417	82,944	143,816	-	230,370	1,861,558	-
1.00%	-	134,584	22,041	75,545	-	63,779	809,415	-
1.05%	-	32,666	6,453	14,261	-	11,538	124,508	-
1.10%	-	79,322	19,772	20,318	-	64,703	531,126	-
1.15%	-	32,295	8,894	9,729	-	37,206	264,182	-
1.20%	-	132,886	57,147	80,701	-	152,777	1,030,198	-
1.25%	-	18,649	7,398	11,898	-	20,605	157,118	-
1.30%	-	26,442	10,273	9,578	-	17,967	164,504	-
1.35%	-	22,893	10,657	7,091	-	25,883	232,476	-
1.40%	-	75,142	36,760	10,465	-	92,238	562,473	-
1.45%	-	6,006	3,735	3,252	-	4,062	56,268	-
1.50%	13,636	11,098	1,962	3,717	23,558	9,438	71,745	54,723
1.55%	-	36,950	13,025	7,027	-	42,099	256,494	-

(Continued)

99

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.60%	5,262	25,423	5,548	1,142	9,772	21,070	145,170	12,553
1.65%	12,079	15,540	3,614	3,435	23,643	18,283	116,906	37,131
1.70%	-	6,474	1,057	2,098	-	3,910	37,223	-
1.75%	5,710	21,421	1,678	1,331	7,674	12,253	66,525	19,548
1.80%	2,921	7,723	1,008	1,436	3,240	6,778	47,234	7,458
1.85%	-	6,730	2,058	1,070	-	11,062	56,429	-
1.90%	1,529	344	617	525	6,506	711	13,743	9,419
1.95%	5,556	139	113	16	29,085	306	7,392	48,702
2.00%	448	4,073	353	227	1,365	2,581	26,376	2,478
2.05%	11,004	3,545	1,487	1,089	15,223	3,186	33,414	19,664
2.10%	12,761	954	169	28	20,351	1,079	4,341	34,588
2.15%	111	475	722	-	621	252	3,778	2,009
2.20%	11,000	2,413	777	807	13,268	2,251	6,437	25,606
2.25%	-	11	6	-	-	397	45,796	-
2.30%	-	2	-	-	-	817	4,806	-
2.35%	-	-	-	-	267	-	-	2,731
2.40%	-	-	27	-	-	-	10,297	-
2.45%	3,146	75	4	-	3,297	85	845	1,101
2.50%	1,249	-	-	-	4,171	-	1,191	3,097
2.55%	-	81	-	-	-	-	723	-
2.60%	2,264	-	-	-	2,059	-	887	3,283
2.65%	-	-	-	-	-	-	280	-
2.70%	-	-	-	-	-	-	28	-
2.85%	-	-	-	-	-	-	13	-

Totals	$88,676	1,022,773	300,299	410,602	164,100	857,686	6,751,899	284,091

	FIGBS	FGOS	FMCS	FMC2	FVSS	FVSS2	FNRS2	FF10S

0.95%	$219,354	157,109	112,103	-	58,988	-	131,809	32,879
1.00%	54,235	82,153	38,442	-	22,029	-	64,152	14,135
1.05%	10,893	21,967	5,311	-	3,331	-	8,288	1,180
1.10%	64,616	23,395	36,425	-	19,073	-	35,148	9,611
1.15%	26,325	6,851	17,456	-	11,250	-	19,400	3,345
1.20%	102,159	48,101	70,872	-	32,086	-	76,240	9,782
1.25%	22,621	7,641	8,173	8,609	7,686	-	14,236	4,164
1.30%	25,937	8,227	11,840	-	6,444	-	10,107	4,492
1.35%	18,174	6,362	13,537	-	10,080	-	25,771	407
1.40%	67,483	14,050	34,117	-	31,834	-	38,343	18,253
1.45%	5,018	2,211	4,200	-	2,272	-	5,893	159
1.50%	7,822	4,333	3,191	34,180	862	7,116	5,042	430
1.55%	27,085	9,474	23,669	-	13,648	-	32,403	7,707
1.60%	31,153	3,207	12,631	12,311	11,322	1,794	12,666	989
1.65%	17,352	6,437	14,240	25,458	4,904	1,498	8,182	3,468
1.70%	2,740	1,361	5,903	-	3,308	-	2,193	168
1.75%	7,815	1,458	1,812	11,142	4,245	2,221	2,549	799
1.80%	7,850	612	1,851	3,663	1,961	1,296	3,943	600
1.85%	9,982	1,224	8,244	-	1,906	-	6,319	2,004
1.90%	2,029	488	2,075	5,806	247	603	447	-
1.95%	475	124	1,836	26,644	400	5,768	1,508	-
2.00%	2,982	166	5,975	3,585	858	41	5,857	1,534
2.05%	3,180	1,005	2,092	24,821	784	2,890	3,863	616
2.10%	1,369	-	431	25,501	692	6,811	553	-
2.15%	297	410	1,348	879	985	399	1,451	-
2.20%	909	38	413	13,475	483	2,006	1,022	-
2.25%	15,365	-	290	16,449	1,370	-	607	-
2.30%	-	-	3,059	-	116	-	3,861	-
2.35%	-	-	-	1,231	-	-	-	-
2.40%	6	-	7,646	-	23	-	10,165	-
2.45%	-	-	-	3,487	-	-	79	-
2.50%	-	-	-	6,477	147	623	-	-

(Continued)

100

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.55%	-	-	545	-	-	-	753	-
2.60%	-	-	-	2,779	-	1,128	-	-
2.65%	-	-	215	-	-	-	303	-
2.70%	-	-	-	-	-	-	132	-
2.85%	-	-	-	-	-	-	-	-

Totals	$755,226	408,404	449,942	226,497	253,334	34,194	533,285	116,722

	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FTVDM3	TIF2	TIF3

0.95%	$-	16,367	-	8,595	-	33,823	-	46,778
1.00%	-	9,165	-	2,521	-	16,895	-	14,869
1.05%	-	1,599	-	-	-	2,923	-	1,959
1.10%	-	7,561	-	6,462	-	7,344	-	11,798
1.15%	-	1,721	-	4,000	-	4,515	-	7,058
1.20%	-	11,109	-	4,634	-	17,776	-	25,548
1.25%	345	2,267	639	1,282	1,925	8,382	877	9,697
1.30%	-	192	-	85	-	1,347	-	2,071
1.35%	-	1,885	-	2,284	-	5,666	-	3,443
1.40%	-	8,025	-	2,818	-	14,016	-	16,096
1.45%	-	28	-	159	-	3,094	-	317
1.50%	-	1,585	-	-	-	424	-	1,040
1.55%	-	8,118	-	1,217	-	5,881	-	9,607
1.60%	-	70	-	44	-	5,159	-	4,383
1.65%	-	780	-	240	-	1,538	-	1,676
1.70%	-	94	-	216	-	626	-	849
1.75%	-	362	-	126	-	938	-	1,130
1.80%	-	2,236	-	1,615	-	1,164	-	1,172
1.85%	-	3,255	-	493	-	1,156	-	2,768
1.90%	-	-	-	-	-	1,802	-	477
1.95%	-	-	-	-	-	76	-	74
2.00%	-	-	-	15	-	665	-	309
2.05%	-	49	-	-	-	5,196	-	914
2.10%	-	-	-	45	-	35	-	129
2.15%	-	-	-	-	-	-	-	1
2.20%	-	-	-	-	-	383	-	286
2.25%	-	-	543	-	4,050	-	-	-
2.30%	-	412	-	-	-	21	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$345	76,880	1,182	36,851	5,975	140,845	877	164,449

	FTVFA2	FTVGI3	FTVIS2	FTVRD2	FTVSV2	WRASP	WRBP	WRBDP

0.95%	$778	157,211	130,865	-	61,949	619,879	199,006	309,882
1.00%	175	46,801	54,334	-	20,216	29,397	9,271	14,486
1.05%	-	9,874	13,493	-	1,072	6,501	2,151	6,847
1.10%	31	34,486	35,327	-	14,544	742,059	182,418	281,040
1.15%	110	21,887	15,933	-	8,142	335,370	96,413	119,476
1.20%	1,101	83,551	106,216	-	33,253	31,131	7,791	12,071
1.25%	61	9,858	17,816	8,157	10,193	43,913	13,675	16,887
1.30%	-	17,162	28,133	-	2,049	6,348	3,278	5,113
1.35%	111	23,040	25,550	-	4,613	24,406	5,331	8,630
1.40%	1,277	41,567	62,491	-	21,090	666,215	174,426	299,190

(Continued)

101

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.45%	18	2,671	11,347	-	1,955	101,747	23,469	30,477
1.50%	56	1,818	4,261	-	1,303	25,903	4,973	12,639
1.55%	34	11,402	46,365	-	6,870	605,675	138,867	193,570
1.60%	46	12,593	10,317	-	7,494	249,755	70,377	110,779
1.65%	62	4,594	15,303	-	3,325	55,345	15,728	17,660
1.70%	-	5,420	5,612	-	1,809	29,067	11,019	18,346
1.75%	-	2,168	9,092	-	464	8,421	7,187	6,332
1.80%	-	7,594	2,846	-	2,187	32,343	11,804	14,910
1.85%	-	7,095	10,579	-	2,062	92,405	18,790	35,229
1.90%	-	1,673	923	-	1,204	20,096	4,298	5,932
1.95%	-	2,024	1,207	-	315	25,697	6,316	11,415
2.00%	-	8,094	7,164	-	1,634	50,788	10,695	16,586
2.05%	-	2,813	3,950	-	1,509	15,775	3,797	7,938
2.10%	-	887	480	-	149	5,761	2,046	2,416
2.15%	-	2,076	658	-	146	1,104	197	837
2.20%	-	1,389	644	-	768	426	63	176
2.25%	-	527	5,469	5,674	20	2,569	1,130	2,949
2.30%	-	4,985	2,045	-	263	2,073	362	476
2.35%	-	-	-	-	-	-	-	-
2.40%	109	12,410	4,387	-	766	16,850	1,845	94
2.45%	-	25	-	-	9	2,153	-	6,608
2.50%	-	-	-	-	-	12	-	-
2.55%	-	945	351	-	21	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	336	123	-	27	-	-	-
2.70%	-	152	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$3,969	539,128	633,281	13,831	211,421	3,849,184	1,026,723	1,568,991

	WRCEP	WRDIV	WRENG	WRGNR	WRGP	WRHIP	WRIP	WRI2P

0.95%	$462,174	74,064	15,239	90,183	508,997	171,996	135,942	52,053
1.00%	22,604	2,977	1,463	3,997	25,721	6,869	5,263	1,277
1.05%	4,592	1,707	147	587	5,206	2,305	2,137	389
1.10%	478,637	85,885	27,899	124,275	506,755	200,757	158,095	71,595
1.15%	178,802	38,654	14,817	53,188	223,544	90,042	62,907	31,393
1.20%	17,001	2,283	623	4,673	19,383	8,105	5,773	2,625
1.25%	27,462	6,424	2,266	8,463	28,818	15,441	7,388	3,913
1.30%	4,153	949	60	1,244	7,245	2,038	288	356
1.35%	15,730	2,783	2,055	3,956	17,630	4,275	3,179	2,559
1.40%	477,231	84,442	27,525	141,208	532,921	149,362	180,608	87,632
1.45%	60,741	9,507	1,707	10,689	78,436	11,962	13,765	3,270
1.50%	18,055	3,272	538	4,085	23,962	6,619	10,437	3,189
1.55%	388,111	68,283	37,999	162,583	401,208	120,524	140,215	69,103
1.60%	187,647	36,337	7,735	40,689	215,400	61,093	68,956	19,520
1.65%	49,045	7,379	676	4,191	57,070	6,432	7,681	1,509
1.70%	17,821	3,060	426	9,116	20,384	9,599	5,361	2,420
1.75%	4,522	708	208	562	8,806	3,968	1,061	333
1.80%	23,387	4,109	960	8,004	24,438	7,567	8,175	1,792
1.85%	49,807	9,533	2,985	27,159	53,213	15,839	16,005	7,437
1.90%	11,389	4,785	672	3,096	12,754	2,822	3,331	370
1.95%	25,580	2,639	-	5,968	28,063	8,757	16,942	1,374
2.00%	37,180	4,797	2,939	19,160	34,642	8,330	17,786	6,425
2.05%	8,354	2,318	1,263	5,185	13,119	5,412	1,922	396
2.10%	6,760	319	380	1,257	6,260	1,628	1,293	593
2.15%	214	317	-	268	1,247	239	108	-
2.20%	216	104	-	139	63	108	-	33
2.25%	6,721	347	-	1,331	6,128	1,092	4,230	676
2.30%	1,651	180	-	154	2,038	141	796	-
2.35%	-	-	-	-	-	-	-	-

(Continued)

102

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.40%	2,237	-	-	2,058	2,340	-	545	-
2.45%	69	-	-	-	-	58	85	-
2.50%	9	-	-	11	6	9	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$2,587,902	458,162	150,582	737,479	2,865,797	923,389	880,274	372,232

	WRMIC	WRMCG	WRMMP	WRMSP	WRRESP	WRSTP	WRSCP	WRSCV

0.95%	$8,185	25,936	113,857	16,127	25,838	224,206	195,827	19,637
1.00%	169	765	9,914	525	1,750	6,640	6,699	856
1.05%	195	224	4,519	402	95	1,802	2,290	235
1.10%	12,690	31,612	99,199	23,571	39,834	260,399	219,527	26,969
1.15%	4,030	16,296	51,037	7,411	18,004	92,531	94,665	9,316
1.20%	804	1,720	3,958	987	1,345	10,926	9,163	1,135
1.25%	953	1,996	7,262	1,702	1,431	11,573	12,196	2,585
1.30%	184	103	587	82	179	1,246	674	30
1.35%	291	749	2,120	405	1,982	9,677	9,050	1,294
1.40%	12,804	36,174	139,274	22,098	40,035	268,572	246,573	16,383
1.45%	333	3,135	28,940	868	1,206	13,875	10,137	1,650
1.50%	435	924	9,506	599	1,738	10,695	10,317	721
1.55%	10,827	29,174	102,852	18,061	49,797	244,695	200,375	26,074
1.60%	4,391	8,605	57,508	3,916	11,797	109,086	92,815	9,719
1.65%	613	2,575	11,163	662	1,428	9,679	10,456	842
1.70%	98	1,462	6,355	395	1,031	7,868	9,264	635
1.75%	184	155	702	157	61	2,583	654	96
1.80%	100	1,346	6,178	1,241	3,031	10,513	9,976	1,042
1.85%	1,343	4,659	9,876	2,484	6,350	37,583	32,543	1,503
1.90%	219	616	3,281	160	209	4,192	3,114	50
1.95%	129	1,108	3,864	216	145	14,337	12,623	825
2.00%	651	2,280	17,885	413	2,699	18,353	17,502	799
2.05%	240	244	3,963	5	719	5,931	2,379	557
2.10%	-	1,460	1,893	-	807	1,950	1,226	-
2.15%	-	310	34	283	-	269	306	129
2.20%	34	-	-	60	66	104	61	-
2.25%	-	203	7,206	75	707	1,755	2,907	-
2.30%	-	364	18	-	-	699	620	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	735	-	-	2,153	1,631	-
2.45%	-	-	-	-	-	1,063	69	-
2.50%	-	4	-	4	7	3	3	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$59,902	174,199	703,686	102,909	212,291	1,384,958	1,215,642	123,082

	WRVP	JABS	JACAS	JAGTS	JAGTS2	JARLCS	JAIGS	JAIGS2

0.95%	$152,203	-	560,838	84,722	40,069	7,387	353,951	331,363
1.00%	993	-	301,345	54,971	13,290	3,599	210,964	128,683
1.05%	1,985	-	31,014	6,546	1,768	23	24,835	17,878
1.10%	223,429	-	152,830	17,211	12,887	1,349	100,556	146,933
1.15%	97,618	-	67,147	8,715	7,712	168	44,575	55,737
1.20%	6,402	-	349,971	41,224	32,779	2,493	210,599	267,437
1.25%	9,365	619	55,021	6,709	10,362	415	26,874	48,890

(Continued)

103

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.30%	3,483	-	88,831	8,579	2,928	26	34,033	28,003
1.35%	8,324	-	61,807	4,004	6,662	191	17,856	60,635
1.40%	207,390	-	149,028	8,462	10,991	3,108	49,611	144,390
1.45%	32,989	-	20,694	3,015	705	432	11,434	9,654
1.50%	8,987	-	37,370	3,874	1,170	249	17,437	14,987
1.55%	186,577	-	85,856	4,310	9,869	833	27,170	72,865
1.60%	116,167	-	38,885	1,160	1,684	2,520	8,426	45,308
1.65%	23,647	-	43,446	2,500	6,673	487	10,980	33,727
1.70%	6,582	-	8,844	593	613	174	3,033	11,055
1.75%	2,767	-	12,187	131	2,637	26	1,277	15,948
1.80%	14,366	-	17,352	767	1,263	198	6,953	7,990
1.85%	30,415	-	11,640	200	1,516	1,675	2,589	11,470
1.90%	3,739	-	5,440	210	332	1,236	27	3,637
1.95%	14,536	-	2,014	77	11	431	945	4,542
2.00%	18,835	-	5,369	148	600	18	1,295	9,672
2.05%	7,649	-	9,842	1,240	1,126	782	1,596	8,692
2.10%	1,844	-	1,335	-	128	-	14	1,560
2.15%	380	-	2,419	-	59	56	16	3,503
2.20%	111	-	2,159	100	315	1,221	2,307	1,940
2.25%	1,480	-	2,599	7	144	296	514	1,268
2.30%	885	-	1,521	-	220	-	-	7,045
2.35%	-	-	48	6	33	-	-	-
2.40%	2,323	-	5,349	-	47	-	-	17,867
2.45%	1,160	-	11	-	-	-	-	-
2.50%	-	-	1,028	-	-	301	123	58
2.55%	-	-	342	-	-	-	-	1,382
2.60%	-	-	594	-	-	-	-	-
2.65%	-	-	118	-	-	-	-	493
2.70%	-	-	20	-	-	-	-	121
2.85%	-	-	-	-	-	-	-	-

Totals	$1,186,631	619	2,134,314	259,481	168,593	29,694	1,169,990	1,514,733

	JPMCVP	AMTB	MIGSC	MMCGSC	MNDSC	MVFSC	GVAAA2	GVABD2

0.95%	$59,868	112,818	-	-	-	126,018	111,776	88,162
1.00%	20,325	43,148	-	-	-	31,956	40,508	26,677
1.05%	3,962	5,245	-	-	-	3,760	10,032	11,743
1.10%	16,705	32,855	-	-	-	22,055	27,041	21,309
1.15%	7,358	19,355	-	-	-	11,169	35,127	15,763
1.20%	38,856	113,357	-	-	-	61,961	84,173	113,618
1.25%	5,107	13,212	2,635	-	-	10,152	11,392	7,695
1.30%	12,951	9,694	-	-	-	10,108	29,024	11,713
1.35%	7,471	18,186	-	-	-	8,749	13,520	21,343
1.40%	17,147	39,470	-	-	-	22,162	66,160	62,294
1.45%	552	3,255	-	-	-	4,761	2,519	1,980
1.50%	3,641	13,988	-	7,018	2,025	14,424	7,396	4,678
1.55%	11,102	22,111	-	-	-	32,333	19,143	11,611
1.60%	5,845	12,317	-	2,333	817	10,328	10,579	8,163
1.65%	2,586	6,797	-	7,922	2,778	21,882	9,581	9,846
1.70%	1,616	1,300	-	-	-	3,694	4,178	926
1.75%	871	8,021	-	2,925	693	7,006	6,961	858
1.80%	1,798	3,849	-	1,537	560	1,781	2,493	2,365
1.85%	1,720	1,901	-	-	-	3,270	6,943	6,269
1.90%	589	644	-	1,689	528	5,439	1,114	3,335
1.95%	62	3,784	-	5,929	4,321	9,503	334	123
2.00%	651	1,203	-	-	-	7,835	3,242	2,195
2.05%	2,493	1,436	-	3,943	2,447	12,207	13,854	1,691
2.10%	5	6,355	-	4,096	2,820	5,144	195	43
2.15%	-	161	-	-	-	3,787	468	1,204
2.20%	1,475	1,343	-	1,613	1,401	9,823	1,385	40

(Continued)

104

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.25%	-	2,671	66	-	-	4,440	19,536	8,293
2.30%	313	-	-	-	-	5,990	-	437
2.35%	-	288	-	-	141	298	33	34
2.40%	-	-	-	-	-	15,855	1,138	1,986
2.45%	-	-	-	129	446	1,067	-	-
2.50%	-	-	-	1,700	315	1,396	-	-
2.55%	-	-	-	-	-	1,157	-	147
2.60%	-	-	-	810	113	424	-	-
2.65%	-	-	-	-	-	471	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$225,069	498,764	2,701	41,644	19,405	492,405	539,845	446,541

	GVAGG2	GVAGR2	GVAGI2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2

0.95%	$74,135	88,463	19,404	2,067	2,642	3,456	5,095	7,042
1.00%	20,345	29,124	8,054	147	418	706	406	1,738
1.05%	4,428	9,823	1,591	-	315	-	-	-
1.10%	22,722	30,724	5,437	26	2,467	825	320	1,716
1.15%	14,260	16,854	3,526	24	279	397	800	520
1.20%	56,411	70,390	22,243	4,063	6,002	444	996	6,537
1.25%	11,491	14,434	6,061	98	50	797	436	703
1.30%	33,006	19,041	2,007	-	233	1,679	-	2,630
1.35%	11,005	24,598	7,970	-	1,090	2,201	427	2,427
1.40%	45,084	54,018	7,161	805	743	803	5,839	957
1.45%	136	1,161	229	-	-	-	-	96
1.50%	286	3,654	226	44	-	-	-	300
1.55%	11,231	14,328	4,366	-	-	16,410	98	607
1.60%	4,899	13,854	1,081	-	2,146	3,147	816	891
1.65%	7,994	7,947	2,677	683	1,347	-	351	5
1.70%	1,014	918	-	-	-	-	22	-
1.75%	1,689	3,788	82	-	-	-	-	-
1.80%	1,572	2,003	328	-	-	139	84	-
1.85%	9,102	2,650	726	-	-	-	61	112
1.90%	421	585	292	-	-	-	-	-
1.95%	160	-	-	-	-	-	-	-
2.00%	138	1,443	140	-	-	-	96	-
2.05%	2,634	1,197	2	-	-	-	263	-
2.10%	154	96	-	-	-	-	-	-
2.15%	93	192	-	-	-	-	-	-
2.20%	193	792	19	-	-	-	-	-
2.25%	-	10,791	3,515	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	42	41	64	-	-	-	-	-
2.40%	-	-	1,102	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$334,645	422,909	98,303	7,957	17,732	31,004	16,110	26,281

	NVCMA2	NVCMC2	NVCBD1	NVCBD2	HIBF	HIBF3	GEM	GEM3

0.95%	$2,848	1,214	1,822	-	174,274	97,686	11,530	298,662
1.00%	819	1,110	343	-	66,594	28,443	4,072	104,779
1.05%	-	180	698	-	16,616	3,696	173	12,411
1.10%	216	1,078	102	-	56,104	27,032	7,718	82,866

(Continued)

105

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.15%	30	-	521	-	33,417	15,249	2,484	50,399
1.20%	4,608	955	159	-	66,027	86,346	2,253	160,571
1.25%	1,880	1,233	5	-	12,380	15,875	2,808	25,347
1.30%	505	1,326	91	-	19,153	14,538	535	25,067
1.35%	241	1,608	27	-	17,573	9,993	570	46,091
1.40%	716	1,821	189	-	54,219	41,043	2,517	112,876
1.45%	2	-	-	-	4,028	2,246	915	8,267
1.50%	-	-	3	5	8,659	7,152	639	9,407
1.55%	2	1,143	157	-	28,542	18,778	1,368	41,944
1.60%	-	-	17	42	19,071	7,822	683	28,401
1.65%	14	-	-	-	10,314	4,435	452	18,103
1.70%	-	-	34	-	4,870	11,652	340	5,213
1.75%	-	-	-	-	13,970	2,434	-	24,376
1.80%	114	301	-	-	9,582	4,296	297	7,776
1.85%	-	19	15	-	6,872	6,986	744	7,772
1.90%	-	-	-	-	923	750	64	1,488
1.95%	-	-	-	124	555	469	-	1,689
2.00%	-	-	23	-	1,636	1,666	-	11,024
2.05%	-	-	112	-	2,287	1,784	1,024	6,221
2.10%	-	-	-	-	474	104	365	1,351
2.15%	-	-	-	-	304	956	22	844
2.20%	-	-	-	-	332	1,647	-	4,929
2.25%	195	572	170	-	15	92	-	778
2.30%	-	-	-	-	283	1,346	-	6,105
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	2,710	-	6,068
2.45%	-	-	-	-	-	-	-	79
2.50%	-	-	-	258	-	-	-	-
2.55%	-	-	-	-	-	183	-	387
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	66	-	172
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$12,190	12,560	4,488	429	629,074	417,475	41,573	1,111,463

	GEM6	GVGU1	GVGU	GIG	GIG3	NVIE6	GEF	GEF3

0.95%	$-	-	53,518	4,079	125,900	-	51,179	33,383
1.00%	-	-	41,186	267	59,410	-	24,022	13,819
1.05%	-	-	2,340	279	8,707	-	6,296	2,210
1.10%	-	-	11,998	2,247	27,761	-	9,763	10,717
1.15%	-	-	8,615	1,464	19,885	-	2,012	5,129
1.20%	-	-	38,783	795	107,818	-	17,929	21,239
1.25%	-	776	3,849	425	9,067	188	4,517	3,752
1.30%	-	-	4,267	62	19,951	-	7,359	6,457
1.35%	-	-	5,056	572	18,063	-	2,054	5,270
1.40%	-	-	33,348	1,296	53,061	-	5,263	12,644
1.45%	-	-	2,081	54	6,334	-	524	1,046
1.50%	6,931	-	1,525	270	7,887	-	1,167	175
1.55%	-	-	15,785	1,225	24,994	-	2,765	7,517
1.60%	1,893	-	10,285	510	13,568	-	766	6,257
1.65%	1,625	-	4,294	149	6,773	-	1,175	1,524
1.70%	-	-	1,528	-	6,221	-	105	1,543
1.75%	1,853	-	2,237	-	3,165	-	624	1,582
1.80%	-	-	1,159	254	1,976	-	1,518	1,359
1.85%	-	-	6,314	217	8,295	-	324	359
1.90%	1,108	-	1,103	-	4,153	-	-	-
1.95%	5,056	-	1,377	-	849	-	-	74
2.00%	359	-	8,855	-	3,077	-	-	721
2.05%	2,649	-	4,800	-	7,478	-	1,496	350

(Continued)

106

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.10%	2,384	-	265	-	671	-	48	95
2.15%	818	-	418	-	287	-	-	1
2.20%	4,752	-	982	-	2,025	-	83	599
2.25%	-	-	746	-	101	-	-	-
2.30%	-	-	1,797	-	4,828	-	-	151
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	3,443	-	3,516	-	-	-
2.45%	104	-	-	-	93	-	-	-
2.50%	728	-	-	-	-	-	-	-
2.55%	-	-	196	-	148	-	-	-
2.60%	821	-	-	-	-	-	-	-
2.65%	-	-	92	-	120	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$31,081	776	272,242	14,165	556,182	188	140,989	137,973

	GVGF1	GVGFS	GBF	GBF2	CAF	GVGH1	GVGHS	GVIX8

0.95%	$-	18,650	1,444,385	-	169,770	-	55,364	16,030
1.00%	-	4,519	501,503	-	86,611	-	27,715	2,928
1.05%	-	1,165	109,059	-	23,818	-	2,921	301
1.10%	-	5,239	404,212	-	29,516	-	18,423	1,890
1.15%	-	4,048	203,455	-	13,367	-	15,316	1,611
1.20%	-	12,323	643,155	-	30,834	-	27,331	3,724
1.25%	208	751	102,151	-	6,412	1,063	3,747	746
1.30%	-	1,448	98,227	-	26,132	-	3,159	78
1.35%	-	1,191	137,478	-	7,689	-	9,101	777
1.40%	-	9,894	484,716	-	19,499	-	23,498	1,668
1.45%	-	148	31,091	-	1,379	-	3,404	235
1.50%	-	168	43,426	46,366	3,123	-	4,723	186
1.55%	-	5,146	295,318	-	9,870	-	22,162	1,402
1.60%	-	3,566	142,437	14,614	1,669	-	6,128	1,231
1.65%	-	1,625	67,292	27,360	2,191	-	7,411	875
1.70%	-	312	31,742	-	538	-	1,748	20
1.75%	-	1,359	50,160	12,866	1,871	-	3,922	-
1.80%	-	967	31,754	7,715	601	-	3,275	19
1.85%	-	559	35,397	-	1,088	-	2,510	76
1.90%	-	431	9,435	6,602	8	-	3,519	-
1.95%	-	214	12,610	40,178	-	-	3,717	-
2.00%	-	174	27,977	587	161	-	952	75
2.05%	-	4,019	40,712	20,465	243	-	4,936	112
2.10%	-	-	1,613	37,871	-	-	1,419	-
2.15%	-	8	2,083	363	558	-	224	-
2.20%	-	316	4,047	20,742	178	-	2,497	199
2.25%	-	96	20,250	-	169	-	175	-
2.30%	-	734	2,290	-	-	-	-	-
2.35%	-	-	-	364	-	-	294	-
2.40%	-	851	2,629	-	-	-	118	-
2.45%	-	-	1,364	3,903	208	-	205	-
2.50%	-	-	4	2,315	4	-	-	-
2.55%	-	-	213	-	-	-	78	-
2.60%	-	-	16	4,915	-	-	2,370	-
2.65%	-	25	53	-	-	-	20	-
2.70%	-	-	7	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$208	79,946	4,982,261	247,226	437,507	1,063	262,382	34,183

(Continued)

107

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	BF	NVLCP2	SGRF

0.95%	$134,456	192,203	777,346	375,373	304,017	234,268	249	144,356
1.00%	25,841	34,058	240,220	103,650	80,048	96,967	5	61,114
1.05%	17,241	5,542	48,530	14,312	19,072	20,738	-	9,097
1.10%	63,831	69,925	355,685	250,159	165,184	92,564	391	42,634
1.15%	43,236	55,070	294,036	170,205	87,916	35,159	16	23,613
1.20%	92,461	122,882	396,236	232,226	146,794	140,731	189	83,865
1.25%	66,240	26,311	210,411	121,475	60,539	17,989	16	16,350
1.30%	10,154	14,272	55,435	26,357	32,222	20,708	61	14,516
1.35%	30,611	53,648	98,711	74,087	41,567	28,991	-	14,337
1.40%	88,695	121,128	629,169	368,019	180,362	110,446	27	49,026
1.45%	8,825	5,307	34,098	18,740	13,138	7,886	-	3,595
1.50%	18,994	38,954	138,190	89,767	62,511	6,101	-	7,828
1.55%	47,926	80,920	305,691	151,812	121,679	60,403	20	27,654
1.60%	33,096	79,059	283,160	147,818	122,781	17,642	92	14,663
1.65%	31,553	33,231	154,165	101,004	53,333	26,906	16	6,360
1.70%	6,468	9,937	40,506	23,590	22,590	3,689	-	2,662
1.75%	18,354	22,924	162,885	61,624	62,006	9,486	-	2,473
1.80%	17,526	4,683	82,871	33,077	39,636	4,774	-	6,155
1.85%	6,672	11,768	78,166	66,841	17,937	5,431	-	3,549
1.90%	324	464	14,966	6,542	5,230	505	-	522
1.95%	24,983	8,274	42,859	44,889	13,480	1,987	-	252
2.00%	6,828	9,484	25,701	61,950	12,671	3,005	-	3,192
2.05%	24,169	10,962	115,231	28,278	23,276	6,140	-	1,779
2.10%	9,455	8,459	70,031	42,622	30,485	168	-	1,067
2.15%	1,983	3,151	14,492	8,793	11,525	1,570	-	847
2.20%	15,059	6,523	82,808	62,121	32,696	438	-	216
2.25%	4,862	10,090	102,229	84,931	5,749	214	32	2,785
2.30%	3,093	-	2,060	2,616	1,280	319	-	83
2.35%	-	300	7,076	1,956	318	36	-	-
2.40%	606	8	1,466	-	50	225	-	1,205
2.45%	1,785	79	3,888	2,375	2,323	-	-	42
2.50%	-	153	9,398	3,554	7,086	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	14,560	2,600	6,345	11,649	8,061	-	-	-
2.65%	55	29	30	32	29	-	-	52
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	989	-	-	-	-

Totals	$869,942	1,042,398	4,884,091	2,793,433	1,787,591	955,486	1,114	545,889

	MCIF	SAM	NVMIG3	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2

0.95%	$510,416	2,080,867	8,283	-	130,722	-	198	-
1.00%	185,042	881,146	2,802	-	31,809	-	5	-
1.05%	28,975	185,692	252	-	5,931	-	-	-
1.10%	179,524	510,180	3,888	-	26,572	-	12	-
1.15%	104,126	244,998	1,605	-	20,125	-	-	-
1.20%	278,442	1,200,160	2,421	-	91,123	-	102	-
1.25%	47,201	128,841	1,530	47	9,368	4,958	-	-
1.30%	77,829	153,763	308	-	29,099	-	-	-
1.35%	76,037	206,987	756	-	17,012	-	-	-
1.40%	200,052	723,011	1,930	-	33,267	-	71	-
1.45%	21,879	56,136	61	-	1,809	-	4	-
1.50%	20,116	105,634	113	-	4,583	4,760	-	-
1.55%	131,124	345,025	1,954	-	17,008	-	-	-
1.60%	68,701	212,877	1,110	-	13,323	1,829	1	-
1.65%	39,161	158,649	243	-	7,652	2,074	-	-
1.70%	10,308	26,221	238	-	2,735	-	-	-
1.75%	22,605	66,323	275	-	3,429	2,529	-	-
1.80%	20,413	68,153	20	-	3,964	-	-	-

(Continued)

108

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.85%	27,825	62,019	114	-	2,493	-	-	-
1.90%	11,141	9,867	10	-	95	349	-	-
1.95%	3,121	24,489	-	-	23	1,606	-	-
2.00%	13,384	28,005	2	-	1,951	673	-	-
2.05%	26,920	54,326	52	-	4,005	1,756	-	-
2.10%	2,396	38,072	40	-	682	1,869	3	-
2.15%	713	15,686	-	-	487	542	-	-
2.20%	7,472	29,625	35	-	2,331	1,326	-	117
2.25%	4,111	11,692	-	-	62	-	-	-
2.30%	825	741	-	-	-	-	-	-
2.35%	-	1,506	-	-	-	596	-	-
2.40%	588	1,010	-	-	-	-	-	-
2.45%	1,387	2,609	-	-	-	78	-	-
2.50%	-	1,401	-	-	-	44	-	-
2.55%	-	41	-	-	-	-	-	-
2.60%	-	5,474	-	-	-	600	-	-
2.65%	-	48	-	-	-	-	-	-
2.70%	138	250	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$2,121,972	7,641,524	28,042	47	461,660	25,589	396	117

	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2

0.95%	$82	3,270	-	6,546	124,078	-	586,062	-
1.00%	-	1,099	-	2,221	45,101	-	183,211	-
1.05%	-	99	-	189	5,598	-	32,615	-
1.10%	39	1,531	-	3,120	51,718	-	200,021	-
1.15%	-	655	-	1,342	25,412	-	87,473	-
1.20%	200	769	2	1,651	79,278	-	289,873	-
1.25%	-	616	-	1,266	13,842	-	44,125	-
1.30%	24	114	-	243	13,767	-	37,412	-
1.35%	2	291	-	626	19,706	-	73,303	-
1.40%	13	885	-	1,541	47,590	-	218,765	-
1.45%	10	21	-	50	3,585	-	16,423	-
1.50%	-	35	-	92	4,882	2,820	26,207	8,683
1.55%	-	969	-	1,689	31,431	-	132,723	-
1.60%	14	407	-	925	17,646	524	71,270	2,383
1.65%	-	72	-	265	11,823	2,590	50,149	4,512
1.70%	-	96	-	200	4,974	-	15,387	-
1.75%	15	80	-	194	6,703	1,093	27,202	1,375
1.80%	-	7	-	16	5,234	75	18,412	61
1.85%	-	56	-	94	4,202	-	24,576	-
1.90%	76	6	-	7	1,429	365	5,819	1,130
1.95%	-	-	-	-	282	3,171	3,891	4,738
2.00%	-	2	-	2	7,375	18	25,478	224
2.05%	35	30	-	41	4,372	1,370	13,508	1,661
2.10%	-	11	-	32	753	3,021	1,839	5,133
2.15%	-	-	-	-	507	-	1,067	250
2.20%	32	10	-	28	1,215	736	7,549	3,980
2.25%	47	-	-	49	604	-	1,913	-
2.30%	-	-	-	-	30	-	314	-
2.35%	-	-	-	-	16	-	18	372
2.40%	-	-	-	-	119	-	917	-
2.45%	-	-	-	-	-	106	354	-
2.50%	-	-	-	-	-	585	-	772
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	138	-	1,390
2.65%	-	-	-	-	40	-	42	-
2.70%	-	-	-	-	-	-	-	-

(Continued)

109

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.85%	-	-	-	-	-	-	11	-

Totals	$589	11,131	2	22,429	533,312	16,612	2,197,929	36,664

	SCF	SCF2	TRF	TRF2	GVUS1	GVUSL	NVNMO1	NVNSR1

0.95%	$649,318	-	863,721	-	-	39,710	194	9,683
1.00%	240,554	-	463,185	-	-	11,067	241	2,826
1.05%	35,292	-	69,496	-	-	1,240	-	266
1.10%	161,493	-	177,202	-	-	7,969	7	3,829
1.15%	85,102	-	54,483	-	-	7,298	1	1,573
1.20%	313,840	-	165,796	-	-	17,001	16	1,917
1.25%	50,939	-	39,072	-	40	4,506	5	1,494
1.30%	50,078	-	26,283	-	-	3,662	16	317
1.35%	55,348	-	33,889	-	-	3,205	51	669
1.40%	176,306	-	125,081	-	-	9,791	339	1,987
1.45%	13,212	-	14,887	-	-	1,169	-	56
1.50%	24,763	11,026	16,516	3,005	-	2,391	-	88
1.55%	81,876	-	59,567	-	-	6,568	179	2,179
1.60%	46,123	8,197	29,128	1,775	-	3,337	-	985
1.65%	45,016	5,011	21,534	2,675	-	4,579	17	185
1.70%	8,480	-	5,764	-	-	783	-	203
1.75%	12,387	3,321	7,041	2,159	-	236	-	189
1.80%	19,341	4,101	5,057	741	-	1,072	-	18
1.85%	23,194	-	5,282	-	-	394	-	129
1.90%	2,426	4,748	1,845	247	-	2,251	-	8
1.95%	2,927	8,677	2,026	2,264	-	578	-	-
2.00%	6,830	562	6,619	-	-	33	-	3
2.05%	14,042	5,995	2,459	1,835	-	583	-	70
2.10%	850	5,949	611	1,332	-	-	-	29
2.15%	1,032	803	1,245	-	-	-	-	-
2.20%	2,457	7,341	1,394	1,349	-	1,207	-	26
2.25%	926	-	13,455	-	-	21	28	29
2.30%	505	-	193	-	-	-	-	-
2.35%	-	-	35	-	-	-	-	-
2.40%	683	-	192	-	-	-	-	-
2.45%	-	2,046	-	467	-	-	-	-
2.50%	110	1,030	45	2,809	-	-	-	-
2.55%	22	-	-	-	-	-	-	-
2.60%	-	1,148	-	125	-	-	-	-
2.65%	35	-	28	-	-	-	-	-
2.70%	138	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$2,125,645	69,955	2,213,131	20,783	40	130,651	1,094	28,758

	NVSTB2	GGTC	GGTC3	GVUG1	GVUGL	EIF	MSBF	NVRE1

0.95%	$1,824	3,658	22,330	-	36,196	125,585	351,587	1,324
1.00%	445	2,962	6,985	-	16,053	67,329	120,416	180
1.05%	11	150	1,294	-	1,553	10,836	24,679	7
1.10%	555	1,638	7,626	-	11,860	44,069	81,767	279
1.15%	1,376	363	4,016	-	5,612	34,157	40,292	445
1.20%	811	1,913	14,345	-	24,141	96,861	185,802	168
1.25%	41	275	1,569	3,875	3,296	17,508	28,625	253
1.30%	85	216	1,136	-	4,409	8,474	26,929	59
1.35%	205	197	2,923	-	4,174	23,792	38,781	126
1.40%	178	636	8,111	-	13,722	47,397	104,849	644
1.45%	-	327	1,634	-	482	4,369	7,281	40
1.50%	-	169	991	-	6,304	10,508	26,216	-
1.55%	610	478	4,818	-	12,506	23,500	46,537	174
1.60%	-	301	4,180	-	11,098	22,429	31,556	24

(Continued)

110

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.65%	6	40	1,705	-	4,275	22,585	30,571	167
1.70%	-	45	538	-	677	2,797	7,079	-
1.75%	7	64	2,254	-	3,585	6,555	17,167	-
1.80%	66	244	1,112	-	2,040	8,978	11,435	61
1.85%	265	92	846	-	581	4,150	11,631	-
1.90%	-	144	187	-	2,236	697	1,881	-
1.95%	-	5	110	-	1,738	1,124	13,638	46
2.00%	187	-	308	-	1,045	1,978	3,486	147
2.05%	-	-	1,482	-	3,927	2,262	10,518	-
2.10%	-	-	118	-	1,622	1,361	7,212	-
2.15%	-	-	523	-	141	3	1,177	5
2.20%	32	3	132	-	743	692	10,622	-
2.25%	20	-	10	2,393	-	3,396	137	1
2.30%	-	-	46	-	78	399	114	-
2.35%	-	-	32	-	-	-	366	-
2.40%	-	-	20	-	48	633	-	1
2.45%	-	-	70	-	-	40	2,825	-
2.50%	-	-	-	-	-	-	1,108	-
2.55%	-	-	21	-	-	21	-	-
2.60%	-	-	-	-	747	465	2,268	-
2.65%	-	-	-	-	-	27	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$6,724	13,920	91,472	6,268	174,889	594,977	1,248,552	4,151

	AMGP	AMINS	AMCG	AMTP	AMRS	AMFAS	AMSRS	OVCAFS

0.95%	$194,544	21,038	353,313	316,058	18,996	1,641	33,643	-
1.00%	76,766	6,116	173,764	147,778	3,244	631	13,092	-
1.05%	25,030	522	23,409	31,058	1,110	-	1,385	-
1.10%	53,483	9,059	103,377	79,774	1,794	158	12,491	-
1.15%	30,744	3,971	49,136	35,190	1,096	48	5,645	-
1.20%	82,123	6,379	191,702	149,196	7,916	654	14,598	-
1.25%	16,894	3,419	31,064	12,371	1,584	556	4,266	-
1.30%	12,471	554	27,224	36,318	398	152	840	-
1.35%	31,812	4,188	29,965	24,297	1,271	41	2,186	-
1.40%	64,136	9,588	111,154	99,293	4,295	2,334	12,426	-
1.45%	6,582	947	13,991	4,757	194	14	548	-
1.50%	7,646	414	14,552	5,333	355	4,316	571	18,954
1.55%	44,636	5,610	56,314	62,426	1,184	556	10,089	-
1.60%	22,743	4,754	29,609	14,684	1,241	1,483	5,418	9,643
1.65%	12,038	1,860	29,237	16,127	738	2,094	2,444	10,666
1.70%	3,475	1,436	4,863	3,282	1,011	-	2,153	-
1.75%	7,680	728	12,113	3,076	415	1,059	1,750	5,318
1.80%	3,047	158	6,205	7,838	204	23	146	7,070
1.85%	6,058	413	6,394	2,272	272	-	371	-
1.90%	3,501	11	2,111	2,234	15	-	14	3,809
1.95%	1,116	183	1,691	588	-	1,592	629	13,462
2.00%	3,517	37	3,242	3,883	878	381	103	104
2.05%	3,194	338	6,087	6,472	186	3,241	1,158	6,002
2.10%	432	83	1,230	538	-	488	755	5,454
2.15%	267	-	814	487	20	285	-	238
2.20%	434	136	4,523	1,063	-	871	749	6,609
2.25%	65	-	611	161	960	-	1,053	-
2.30%	538	-	53	2,787	-	-	-	-
2.35%	-	-	43	-	-	-	-	301
2.40%	1,046	399	-	4,954	-	-	-	-
2.45%	-	-	-	-	-	731	80	243
2.50%	-	-	-	-	-	318	-	1,529
2.55%	21	-	-	290	-	-	-	-

(Continued)

111

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.60%	-	-	-	-	-	136	-	1,997
2.65%	30	-	-	133	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$716,069	82,341	1,287,791	1,074,718	49,377	23,803	128,603	91,399

	OVGR	OVGS3	OVGS	OVGSS	OVHI3	OVHI	OVHIS	OVSC

0.95%	$666,446	414,814	291,162	-	3,298	2,428	-	29,494
1.00%	253,105	103,636	75,793	-	1,862	428	-	10,565
1.05%	41,757	19,156	12,612	-	129	51	-	1,491
1.10%	259,855	142,297	118,384	-	1,417	584	-	9,839
1.15%	141,595	76,955	58,401	-	432	201	-	4,001
1.20%	336,405	285,956	208,236	-	8,597	524	-	14,512
1.25%	64,505	46,552	29,065	-	306	52	1,204	4,326
1.30%	46,304	44,010	27,207	-	34	1,230	-	3,929
1.35%	88,919	58,578	53,846	-	766	24	-	3,226
1.40%	253,041	188,964	151,086	-	6,567	281	-	9,236
1.45%	26,336	13,413	9,912	-	18	45	-	361
1.50%	38,642	32,020	19,743	12,077	24	231	-	1,474
1.55%	143,255	80,610	84,824	-	749	1,236	-	4,005
1.60%	78,612	60,640	44,878	8,666	57	1,701	-	2,972
1.65%	70,329	52,420	48,824	5,787	649	32	-	1,811
1.70%	13,100	8,402	4,451	-	220	109	-	3,047
1.75%	21,336	25,529	16,182	5,701	-	2	-	766
1.80%	22,586	17,966	20,510	5,111	171	8	-	112
1.85%	31,211	18,899	13,182	-	241	-	-	1,221
1.90%	5,657	9,043	4,477	2,037	-	-	-	-
1.95%	4,011	17,166	3,688	11,880	-	-	-	196
2.00%	6,929	6,606	5,573	525	9	-	-	557
2.05%	15,792	20,223	15,104	9,149	13	-	-	657
2.10%	828	12,341	777	9,379	63	-	-	88
2.15%	1,282	2,062	111	901	-	-	-	385
2.20%	3,085	14,947	1,425	10,759	14	-	-	179
2.25%	22,707	247	1,149	-	40	12	-	5
2.30%	245	202	156	-	-	-	-	-
2.35%	51	257	-	839	-	-	-	-
2.40%	1,584	70	858	-	1	-	-	4
2.45%	64	1,459	-	1,811	-	-	-	-
2.50%	230	1,639	11	477	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	2,924	-	343	-	-	-	-
2.65%	63	28	56	-	-	-	-	-
2.70%	102	-	143	-	-	-	-	-
2.85%	-	-	13	-	-	-	-	-

Totals	$2,659,969	1,780,031	1,321,839	85,442	25,677	9,179	1,204	108,459

	OVSCS	OVGI	OVGIS	OVAG	OVSBS	PMVRRA	PMVTRA	PVGIB

0.95%	$-	582,059	-	291,387	-	1,320	3,887	-
1.00%	-	280,679	-	161,068	-	209	483	-
1.05%	-	40,104	-	23,750	-	-	-	-
1.10%	-	175,911	-	118,348	-	3,533	8,495	-
1.15%	-	82,956	-	45,752	-	1,512	1,978	-
1.20%	-	307,071	-	159,474	-	261	16	-
1.25%	2,079	57,294	-	33,166	-	81	622	231
1.30%	-	52,989	-	24,310	-	349	176	-
1.35%	-	87,673	-	25,710	-	-	-	-
1.40%	-	212,818	-	72,902	-	-	-	-
1.45%	-	29,111	-	15,737	-	-	-	-

(Continued)

112

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.50%	-	32,523	16,170	12,316	19,907	-	-	-
1.55%	-	121,464	-	31,016	-	-	-	-
1.60%	-	60,916	6,612	16,626	11,953	-	-	-
1.65%	-	49,504	35,556	25,353	21,036	-	-	-
1.70%	-	11,096	-	8,397	-	-	-	-
1.75%	-	19,157	7,015	4,890	6,134	-	-	-
1.80%	-	24,260	1,875	6,206	1,907	-	-	-
1.85%	-	13,339	-	6,241	-	-	-	-
1.90%	-	2,604	2,807	1,592	2,547	-	-	-
1.95%	-	1,960	7,087	1,499	18,931	-	-	-
2.00%	-	5,725	515	672	77	-	-	-
2.05%	-	8,367	8,877	2,790	8,158	-	-	-
2.10%	-	1,533	14,791	418	8,569	-	-	-
2.15%	-	627	15	86	998	-	-	-
2.20%	-	3,337	5,098	2,419	3,923	-	-	-
2.25%	-	3,229	-	296	-	-	-	-
2.30%	-	1,494	-	54	-	-	-	-
2.35%	-	52	541	-	986	-	-	-
2.40%	-	2,976	-	-	-	-	-	-
2.45%	-	41	735	-	1,969	-	-	-
2.50%	-	381	237	85	1,222	-	-	-
2.55%	-	178	-	-	-	-	-	-
2.60%	-	35	918	48	872	-	-	-
2.65%	-	129	-	-	-	-	-	-
2.70%	-	-	-	21	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$2,079	2,273,592	108,849	1,092,629	109,189	7,265	15,657	231

	ROCMC	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ	SBLV

0.95%	$229	161	130	202	901	456	163	1,468
1.00%	70	-	-	-	159	58	-	209
1.05%	-	-	-	-	-	-	-	-
1.10%	3,659	1,170	363	897	2,625	1,593	3,802	7,953
1.15%	1,518	537	61	162	822	337	2,029	3,930
1.20%	130	56	22	4	244	-	490	523
1.25%	137	8	19	52	1	-	60	264
1.30%	33	167	48	-	59	98	86	39
1.35%	-	-	-	-	-	-	-	-
1.40%	-	-	-	-	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-

(Continued)

113

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$5,776	2,099	643	1,317	4,811	2,542	6,630	14,386

	SBLX	SBLY	TRBCG2	TREI2	TRLT2	DSRG	DSRGS	VWEMR

0.95%	$16	-	100,288	54,657	47,757	209,467	-	79,426
1.00%	-	-	7,809	19,220	7,559	98,192	-	39,504
1.05%	-	-	666	3,500	1,514	23,569	-	5,947
1.10%	64	28	8,474	15,120	11,071	95,901	-	16,066
1.15%	74	-	3,795	6,677	3,215	28,342	-	3,932
1.20%	-	-	26,185	41,438	19,122	81,244	-	51,852
1.25%	-	50	4,922	10,518	6,007	15,005	-	6,192
1.30%	-	-	1,543	8,448	2,244	9,321	-	15,657
1.35%	-	-	2,501	5,099	3,211	12,751	-	5,991
1.40%	-	-	21,569	33,090	19,083	32,931	-	17,956
1.45%	-	-	557	1,551	578	5,267	-	1,973
1.50%	-	-	897	1,827	1,655	5,473	915	910
1.55%	-	-	5,968	6,688	2,436	9,203	-	6,762
1.60%	-	-	5,429	6,416	4,736	5,131	64	3,807
1.65%	-	-	2,224	2,365	1,880	7,779	387	2,386
1.70%	-	-	391	1,921	324	1,097	-	233
1.75%	-	-	877	524	1,068	3,064	-	4,991
1.80%	-	-	853	1,138	609	1,642	-	1,991
1.85%	-	-	800	6,485	5,493	511	-	1,102
1.90%	-	-	555	625	41	197	31	241
1.95%	-	-	155	2,363	128	449	456	248
2.00%	-	-	19	4,855	440	1,261	-	1,846
2.05%	-	-	62	1,298	2,547	1,878	36	150
2.10%	-	-	316	1,142	76	472	372	247
2.15%	-	-	-	2,067	29	4	-	389
2.20%	-	-	45	93	-	331	3	12
2.25%	-	-	5,842	8,291	5,126	1,080	-	64
2.30%	-	-	-	6,067	116	48	-	528
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	15,653	300	-	-	1,615
2.45%	-	-	-	-	-	-	416	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	1,245	21	-	-	168
2.60%	-	-	-	-	-	-	4	-
2.65%	-	-	-	443	23	-	-	40
2.70%	-	-	-	-	-	90	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$154	78	202,742	270,824	148,409	651,700	2,684	272,226

	VWEM	VWHAR	VWHA	ACEG2	ACC2	MSVFI	MSVF2	MSEM

0.95%	$105,670	158,468	106,864	-	-	33,112	-	58,262
1.00%	44,109	93,347	31,130	-	-	8,966	-	18,431
1.05%	6,921	9,140	5,054	-	-	1,499	-	4,080
1.10%	17,961	27,432	22,410	-	-	9,644	-	13,979
1.15%	5,920	14,843	7,312	-	-	5,746	-	6,800
1.20%	40,782	121,592	40,484	-	-	13,844	-	29,123
1.25%	6,592	10,178	2,296	-	-	4,650	603	4,508
1.30%	6,930	32,853	3,092	-	-	2,058	-	2,422

(Continued)

114

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

1.35%	7,846	15,159	7,748	-	-	2,582	-	7,099
1.40%	17,120	39,872	16,723	-	-	11,638	-	15,947
1.45%	2,913	4,912	953	-	-	517	-	2,405
1.50%	5,372	4,320	651	5,052	35,122	194	2,369	722
1.55%	5,403	14,700	5,272	-	-	8,923	-	11,713
1.60%	5,968	5,292	2,241	3,491	18,436	3,444	666	15,815
1.65%	3,787	6,814	1,612	1,776	31,829	2,436	1,880	5,478
1.70%	369	894	514	-	-	1,654	-	436
1.75%	2,183	1,013	36	2,010	12,504	1,546	895	4,567
1.80%	1,497	4,758	1,522	1,455	5,477	1,290	69	946
1.85%	88	2,363	580	-	-	1,411	-	1,573
1.90%	40	1,920	-	2,036	9,402	77	866	1,178
1.95%	-	815	-	5,571	32,663	-	7,032	18
2.00%	952	2,468	-	681	861	25	-	2,259
2.05%	1,382	3,278	741	5,514	24,472	187	702	3,463
2.10%	9	280	-	4,144	29,904	9	282	199
2.15%	-	857	-	575	3,243	-	-	3
2.20%	586	1,302	92	2,911	19,373	866	-	1,032
2.25%	-	244	-	-	-	-	2,375	-
2.30%	-	722	-	-	-	-	-	-
2.35%	-	-	-	-	1,563	-	581	-
2.40%	-	2,256	-	-	-	-	-	719
2.45%	-	-	-	695	2,593	-	-	-
2.50%	-	-	-	456	3,224	-	722	-
2.55%	-	200	-	-	-	-	-	-
2.60%	-	-	-	-	6,162	-	1,320	-
2.65%	-	66	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$290,400	582,358	257,327	36,367	236,828	116,318	20,362	213,177

	MSVMG	MSVRE	VYDS	SVOF

0.95%	$38,957	544,878	6,251	277,663
1.00%	14,634	163,879	19,438	63,069
1.05%	2,586	25,902	326	10,829
1.10%	14,000	139,403	17,888	124,351
1.15%	7,814	76,572	3,760	79,710
1.20%	51,606	250,144	15,745	245,119
1.25%	4,966	40,018	3,681	28,936
1.30%	4,160	26,249	2,181	26,267
1.35%	13,612	57,904	363	59,096
1.40%	18,226	225,366	4,414	155,905
1.45%	1,296	17,027	3,408	11,918
1.50%	6,818	32,899	874	21,616
1.55%	7,265	119,247	26,394	89,104
1.60%	3,629	83,889	4,949	47,639
1.65%	14,748	51,542	1,057	43,612
1.70%	444	7,299	2,510	11,676
1.75%	6,873	25,348	6,461	15,393
1.80%	2,999	17,024	682	27,477
1.85%	3,138	17,621	790	12,430
1.90%	85	7,131	-	3,358
1.95%	356	13,772	-	2,833
2.00%	826	9,198	-	5,545
2.05%	3,216	25,766	4,658	16,631
2.10%	506	13,683	-	400
2.15%	7	2,029	1,860	1,085
2.20%	2,221	14,506	-	3,121
2.25%	-	876	-	1,186

(Continued)

115

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2.30%	-	1,114	-	221
2.35%	-	1,122	-	-
2.40%	-	2,011	-	797
2.45%	-	2,699	-	-
2.50%	-	861	-	423
2.55%	-	-	-	95
2.60%	-	2,354	-	595
2.65%	-	134	-	76
2.70%	-	70	-	25
2.85%	-	18	-	-

Totals	$224,988	2,019,555	127,690	1,388,201

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2008 and 2007, total transfers to the Account from the fixed account were $60,787,961 and $118,949,960, respectively, and total transfers from the Account to the fixed account were $258,700,749 and $102,624,664, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $0 and $4,030 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $19,706,594 and $4,799,417 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2008 and 2007, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

(Continued)

116

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$7,651,699,355	0	$7,651,699,355

Accounts Payable of $92,648 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

117

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2008. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*		Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM VIF - Basic Balanced Fund - Series I (AVB)
2008	0.95% to	2.05%	43,568	$7.14 to	6.59	$302,629	4.40%	-38.91% to	-39.65%
2007	0.95% to	2.05%	51,932	11.69 to	10.92	592,270	2.78%	1.23% to	0.14%
2006	0.95% to	2.05%	67,132	11.54 to	10.91	759,789	1.91%	9.51% to	8.33%
2005	0.95% to	2.05%	72,175	10.54 to	10.07	749,591	1.43%	4.29% to	3.16%
2004	0.95% to	2.05%	75,617	10.11 to	9.76	755,714	1.41%	6.50% to	5.37%
AIM VIF - Basic Value Fund - Series II (AVBV2)
2008	0.95% to	2.60%	642,858	5.10 to	5.51	3,559,622	0.46%	-52.36% to	-53.16%
2007	0.95% to	2.60%	689,206	10.71 to	11.75	8,284,492	0.33%	0.40% to	-1.29%
2006	0.95% to	2.60%	788,633	10.67 to	11.91	9,603,590	0.13%	6.66% to	10.01	%(a)
2005	1.50% to	2.60%	723,691	11.28 to	10.82	8,064,422	0.00%	3.85% to	2.69%
2004	1.50% to	2.60%	771,896	10.86 to	10.54	8,311,060	0.00%	9.18% to	7.96%
AIM VIF - Blue Chip Fund - Series I (AVBC)
2005	0.95% to	2.05%	49,836	9.64 to	9.20	473,443	0.58%	2.52% to	1.40%
2004	0.95% to	2.05%	50,444	9.40 to	9.08	469,043	0.12%	3.68% to	2.58%
AIM VIF - Capital Appreciation Fund - Series I (AVCA)
2008	0.95% to	1.75%	11,674	7.51 to	4.85	85,201	0.00%	-43.04% to	-43.57%
2007	0.95% to	1.75%	14,793	13.18 to	8.59	190,381	0.00%	10.94% to	10.10%
2006	0.95% to	1.75%	16,225	11.88 to	7.81	189,293	0.06%	5.29% to	4.49%
2005	0.95% to	1.75%	16,471	11.28 to	7.47	182,226	0.06%	7.81% to	6.97%
2004	0.95% to	1.75%	17,219	10.46 to	6.98	177,635	0.00%	5.61% to	4.83%
AIM VIF - Capital Appreciation Fund - Series II (AVCA2)
2008	0.95% to	2.60%	153,590	6.23 to	6.81	1,048,390	0.00%	-43.17% to	-44.12%
2007	0.95% to	2.60%	161,870	10.96 to	12.19	1,968,091	0.00%	10.67% to	8.81%
2006	0.95% to	2.60%	157,478	9.90 to	11.21	1,783,140	0.00%	-0.98% to	3.31	%(a)
2005	1.50% to	2.60%	135,164	11.30 to	10.85	1,507,567	0.00%	6.95% to	5.76%
2004	1.50% to	2.60%	155,396	10.57 to	10.26	1,626,691	0.00%	4.74% to	3.57%
AIM VIF - Capital Development Fund - Series II (AVCD2)
2008	0.95% to	2.50%	194,563	5.79 to	7.35	1,175,536	0.00%	-47.63% to	-48.45%
2007	0.95% to	2.60%	344,231	11.06 to	14.22	3,993,353	0.00%	9.49% to	7.66%
2006	0.95% to	2.60%	240,855	10.11 to	13.20	2,691,334	0.00%	1.05% to	13.24	%(a)
2005	1.50% to	2.45%	17,863	11.88 to	11.69	211,370	0.00%	7.63% to	6.60%
2004	1.50% to	2.05%	7,363	11.04 to	11.00	81,205	0.00%	10.37% to	9.96	%(a)(b)
AIM VIF - Core Equity Fund - Series I (AVGI)
2008	0.95% to	1.55%	31,402	9.89 to	9.47	301,847	1.70%	-30.81% to	-31.23%
2007	0.95% to	1.55%	45,118	14.29 to	13.77	628,584	1.14%	7.08% to	6.43%
2006	0.95% to	1.55%	46,417	13.34 to	12.93	605,844	0.86%	15.60% to	14.90%
2005	0.95% to	1.55%	13,069	11.54 to	11.26	147,684	1.40%	4.31% to	3.68%
2004	0.95% to	1.55%	15,351	11.07 to	10.86	167,088	1.01%	7.93% to	7.28%
AIM VIF - Core Equity Fund - Series II (AVCE2)
2008	1.50% to	2.60%	161,347	7.87 to	7.63	1,255,694	2.13%	-31.37% to	-32.14%
2007	1.50% to	2.60%	148,885	11.46 to	11.25	1,696,260	0.91%	6.25% to	5.06%
2006	1.50% to	2.60%	173,478	10.79 to	10.71	1,867,311	1.03%	7.89% to	7.08	%(a)(b)

(Continued)

118

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM VIF - Global Health Care Fund - Series I (IVHS)
2008	0.95%	to	1.20%	9,622	$8.34	to	8.29	$79,955	0.00%	-29.32%	to	-29.51%
2007	0.95%	to	1.15%	6,191	11.80	to	11.76	72,864	0.00%	10.90%	to	10.53%
2006	1.10%	to	1.15%	4,361	10.64	to	10.64	46,401	0.00%	6.40%	to	6.40	% (a) (b)
AIM VIF - Global Real Estate Fund - Series I (IVRE)
2008	0.95%	to	1.30%	32,265	6.60	to	6.54	212,007	5.42%	-45.18%	to	-45.36%
2007	0.95%	to	1.30%	41,195	12.04	to	11.97	494,841	6.36%	-6.30%	to	-6.85%
2006	1.10%	to	1.20%	8,689	12.85	to	12.85	111,654	1.88%	28.50%	to	28.50	% (a) (b)
AIM VIF - Large Cap Growth Fund - Series I (AVLCG)
2008	0.95%	to	2.05%	44,214	7.17	to	6.95	313,946	0.01%	-38.87%	to	-39.60%
2007	0.95%	to	2.05%	46,389	11.73	to	11.51	541,476	0.03%	14.54%	to	13.32%
2006	0.95%	to	2.05%	44,482	10.24	to	10.16	454,392	0.33%	2.37%	to	10.45	% (a) (b)
AIM VIF - Premier Equity Fund - Series I (AVV)
2005	0.95%	to	1.55%	46,399	9.48	to	9.24	432,685	0.80%	4.65%	to	4.02%
2004	0.95%	to	1.55%	51,837	9.05	to	8.88	463,546	0.47%	4.77%	to	4.13%
AIM VIF - Premier Equity Fund - Series II (AVV2)
2005	1.50%	to	2.60%	172,536	10.20	to	9.79	1,737,652	0.59%	3.79%	to	2.63%
2004	1.50%	to	2.60%	195,246	9.83	to	9.54	1,901,148	0.32%	3.91%	to	2.75%
AllianceBernstein VPS - Growth and Income Portfolio - Class B (ALVGIB)
2008	1.50%	to	2.60%	193,493	8.04	to	7.46	1,525,163	1.77%	-41.59%	to	-42.24%
2007	1.50%	to	2.60%	246,507	13.77	to	12.92	3,331,646	1.27%	3.28%	to	2.12%
2006	1.50%	to	2.60%	310,719	13.33	to	12.65	4,080,190	1.16%	15.23%	to	13.95%
2005	1.50%	to	2.60%	372,816	11.57	to	11.11	4,263,859	1.26%	3.03%	to	1.88%
2004	1.50%	to	2.60%	416,687	11.23	to	10.90	4,641,616	0.76%	9.55%	to	8.33%
AllianceBernstein VPS - Large Cap Growth Portfolio - Class B (ALVPGB)
2008	1.50%	to	2.60%	224,033	7.45	to	6.91	1,635,999	0.00%	-40.73%	to	-41.39%
2007	1.50%	to	2.60%	261,646	12.57	to	11.79	3,233,536	0.00%	11.90%	to	10.64%
2006	1.50%	to	2.60%	309,329	11.23	to	10.66	3,426,400	0.00%	-2.13%	to	-3.22%
2005	1.50%	to	2.60%	364,109	11.48	to	11.01	4,135,843	0.00%	13.13%	to	11.87%
2004	1.50%	to	2.60%	400,843	10.14	to	9.85	4,033,313	0.00%	6.72%	to	5.53%
AllianceBernstein VPS - Small-Mid Cap Value Portfolio - Class B (ALVSVB)
2008	0.95%	to	2.60%	548,109	6.21	to	9.33	4,242,720	0.34%	-37.85%	to	-37.42	% (a)
2007	1.50%	to	2.60%	301,006	15.88	to	14.90	4,684,007	0.71%	0.00%	to	-1.13%
2006	1.50%	to	2.60%	386,718	15.88	to	15.07	6,042,234	0.23%	12.49%	to	11.24%
2005	1.50%	to	2.60%	411,436	14.12	to	13.55	5,735,857	0.55%	5.04%	to	3.87%
2004	1.50%	to	2.60%	485,953	13.44	to	13.05	6,469,324	0.08%	17.29%	to	15.98%
American Century VP - Income & Growth Fund - Class I (ACVIG)
2008	0.95%	to	2.65%	7,348,426	10.85	to	6.89	75,486,167	2.14%	-35.21%	to	-36.40%
2007	0.95%	to	2.70%	9,788,983	16.74	to	10.79	154,835,106	2.01%	-1.02%	to	-2.72%
2006	0.95%	to	2.70%	12,795,441	16.92	to	11.09	204,032,784	1.87%	15.98%	to	13.98%
2005	0.95%	to	2.70%	16,105,305	14.59	to	9.73	222,580,367	2.05%	3.64%	to	1.86%
2004	0.95%	to	2.70%	18,762,735	14.07	to	9.55	251,068,433	1.42%	11.92%	to	10.03%
American Century VP - Income & Growth Fund - Class II (ACVIG2)
2008	1.50%	to	2.60%	192,829	8.64	to	8.01	1,623,634	1.86%	-35.71%	to	-36.43%
2007	1.50%	to	2.60%	265,462	13.44	to	12.61	3,487,820	1.75%	-1.94%	to	-3.04%
2006	1.50%	to	2.60%	300,974	13.70	to	13.00	4,049,472	1.46%	15.07%	to	13.79%
2005	1.50%	to	2.60%	410,337	11.91	to	11.43	4,825,948	1.76%	2.95%	to	1.81%
2004	1.50%	to	2.60%	453,009	11.57	to	11.22	5,192,683	1.13%	10.89%	to	9.65%
American Century VP - Inflation Protection Fund - Class II (ACVIP2)
2008	0.95%	to	2.60%	5,726,351	11.50	to	10.46	65,214,085	4.90%	-2.52%	to	-4.15%
2007	0.95%	to	2.45%	4,431,444	11.80	to	10.99	51,890,335	4.19%	8.45%	to	6.80%
2006	0.95%	to	2.45%	4,707,380	10.88	to	10.29	50,948,708	3.29%	0.62%	to	-0.89%
2005	0.95%	to	2.45%	6,256,324	10.82	to	10.38	67,454,314	4.79%	0.60%	to	-0.92%
2004	0.95%	to	2.60%	5,298,678	10.75	to	10.45	56,958,290	3.57%	4.81%	to	3.06%

(Continued)

119

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century VP - International Fund - Class I (ACVI)
2008	0.95%	to	2.20%	3,336,445	$10.95	to	7.73	$35,539,884	0.86%	-45.35%	to	-46.04%
2007	0.95%	to	2.20%	4,451,587	20.04	to	14.33	86,714,737	0.74%	16.93%	to	15.45%
2006	0.95%	to	2.30%	6,064,805	17.14	to	12.55	100,851,481	1.67%	23.84%	to	22.26%
2005	0.95%	to	2.30%	7,696,317	13.84	to	10.26	103,644,925	1.18%	12.18%	to	10.72%
2004	0.95%	to	2.30%	9,350,630	12.34	to	9.27	112,520,318	0.55%	13.83%	to	12.37%
American Century VP - International Fund - Class III (ACVI3)
2008	0.95%	to	2.40%	3,095,336	10.05	to	9.12	30,650,236	0.85%	-45.35%	to	-46.21%
2007	0.95%	to	2.40%	4,069,860	18.39	to	16.95	73,855,522	0.71%	16.93%	to	15.31%
2006	0.95%	to	2.40%	4,778,927	15.73	to	14.70	74,273,751	1.66%	23.84%	to	22.14%
2005	0.95%	to	2.60%	5,518,253	12.70	to	11.95	69,436,041	1.13%	12.03%	to	10.23%
2004	0.95%	to	2.60%	5,939,570	11.34	to	10.84	66,874,494	0.57%	13.99%	to	12.18%
American Century VP - Mid Cap Value Fund - Class I (ACVMV1)
2008	0.95%	to	2.70%	1,333,554	8.04	to	9.11	10,844,194	0.09%	-25.07%	to	-26.46%
2007	0.95%	to	2.70%	1,184,247	10.72	to	12.39	13,140,130	0.91%	-3.24%	to	-4.90%
2006	0.95%	to	2.10%	710,275	11.08	to	13.16	8,181,606	1.17%	10.83%	to	10.02	% (a) (b)
American Century VP - Mid Cap Value Fund - Class II (ACVMV2)
2008	1.25%	to	2.25%	32,785	9.56	to	9.21	309,671	0.07%	-25.45%	to	-26.21%
2007	1.25%	to	2.25%	32,641	12.83	to	12.48	416,040	0.83%	-3.65%	to	-4.63%
2006	1.25%	to	2.25%	8,750	13.31	to	13.09	115,621	0.63%	18.73%	to	17.53%
2005	1.25%	to	2.25%	4,747	11.21	to	11.14	53,154	1.38%	12.13%	to	11.38	% (a) (b)
American Century VP - Ultra(R) Fund - Class I (ACVU1)
2008	0.95%	to	2.60%	624,611	7.30	to	6.52	4,484,214	0.00%	-42.04%	to	-43.05%
2007	0.95%	to	2.60%	1,401,693	12.59	to	11.45	17,358,338	0.00%	19.86%	to	17.90%
2006	0.95%	to	2.60%	1,154,945	10.50	to	9.71	11,969,379	0.00%	-4.19%	to	-5.79%
2005	0.95%	to	2.60%	1,997,032	10.96	to	10.31	21,677,939	0.00%	1.20%	to	-0.46%
2004	0.95%	to	2.60%	1,635,491	10.83	to	10.36	17,586,065	0.00%	9.62%	to	7.87%
American Century VP - Ultra(R) Fund - Class II (ACVU2)
2008	1.50%	to	2.60%	143,661	6.95	to	6.45	976,692	0.00%	-42.52%	to	-43.17%
2007	1.50%	to	2.60%	152,411	12.10	to	11.35	1,808,127	0.00%	19.02%	to	17.68%
2006	1.50%	to	2.60%	188,556	10.16	to	9.64	1,888,473	0.00%	-4.83%	to	-5.89%
2005	1.50%	to	2.60%	281,896	10.68	to	10.25	2,984,012	0.00%	0.45%	to	-0.67%
2004	1.50%	to	2.60%	314,693	10.63	to	10.32	3,322,592	0.00%	8.93%	to	7.72%
American Century VP - Value Fund - Class I (ACVV)
2008	0.95%	to	2.65%	13,651,071	14.32	to	11.37	196,852,924	2.57%	-27.47%	to	-28.80%
2007	0.95%	to	2.65%	18,297,238	19.75	to	15.97	363,738,720	1.77%	-6.04%	to	-7.62%
2006	0.95%	to	2.65%	24,152,492	21.02	to	17.29	511,945,824	1.37%	17.53%	to	15.57%
2005	0.95%	to	2.65%	28,163,939	17.88	to	14.96	508,897,035	0.89%	4.04%	to	2.30%
2004	0.95%	to	2.65%	31,066,593	17.19	to	14.62	540,444,037	0.98%	13.25%	to	11.41%
American Century VP - Value Fund - Class II (ACVV2)
2008	1.50%	to	2.60%	431,804	9.96	to	9.24	4,213,977	2.37%	-27.90%	to	-28.71%
2007	1.50%	to	2.60%	539,862	13.82	to	12.97	7,328,653	1.55%	-6.74%	to	-7.78%
2006	1.50%	to	2.60%	597,711	14.82	to	14.06	8,726,674	1.17%	16.69%	to	15.39%
2005	1.50%	to	2.60%	718,655	12.70	to	12.19	9,030,848	0.71%	3.29%	to	2.14%
2004	1.50%	to	2.60%	736,549	12.29	to	11.93	8,984,780	0.83%	12.46%	to	11.21%
American Century VP - Vista(SM) Fund - Class I (ACVVS1)
2008	0.95%	to	2.20%	889,566	6.74	to	8.38	6,061,323	0.00%	-49.11%	to	-49.80%
2007	0.95%	to	2.55%	2,287,313	13.24	to	16.54	31,504,187	0.00%	38.44%	to	36.31%
2006	0.95%	to	1.65%	46,824	9.57	to	9.52	465,527	0.00%	-4.34%	to	-4.79	% (a) (b)
American Century VP - Vista(SM) Fund - Class II (ACVVS2)
2008	1.25%	to	2.25%	32,734	8.52	to	8.21	274,343	0.00%	-49.36%	to	-49.87%
2007	1.25%	to	2.25%	27,543	16.83	to	16.38	460,497	0.00%	37.78%	to	36.38%
2006	1.25%	to	2.25%	1,368	12.21	to	12.01	16,525	0.00%	7.52%	to	6.43%
2005	1.25%	to	2.25%	1,310	11.36	to	11.28	14,808	0.00%	13.61%	to	12.84	% (a) (b)

(Continued)

120

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BB&T Variable Insurance Funds - Capital Manager Equity Fund (BBCMAG)
2008	0.95%	to	1.75%	110,981	$8.21	to	7.75	$884,049	1.32%	-38.81%	to	-39.38%
2007	0.95%	to	1.75%	152,662	13.42	to	12.79	1,993,781	2.69%	1.09%	to	0.33%
2006	0.95%	to	1.75%	167,149	13.27	to	12.75	2,170,620	1.06%	14.63%	to	13.76%
2005	0.95%	to	1.75%	173,891	11.58	to	11.20	1,977,946	1.46%	5.76%	to	4.95%
2004	0.95%	to	1.75%	179,516	10.95	to	10.68	1,938,845	0.76%	10.85%	to	10.03%
BB&T Variable Insurance Funds - Large Cap Fund (BBGI)
2008	0.95%	to	1.90%	261,627	8.17	to	7.62	2,093,573	1.51%	-38.03%	to	-38.72%
2007	0.95%	to	1.90%	393,076	13.18	to	12.44	5,067,332	2.32%	-6.77%	to	-7.62%
2006	0.95%	to	2.00%	325,009	14.13	to	13.40	4,521,052	1.32%	20.13%	to	18.93%
2005	0.95%	to	2.00%	340,929	11.76	to	11.26	3,959,805	1.89%	5.89%	to	4.82%
2004	0.95%	to	2.00%	357,885	11.11	to	10.75	3,937,384	1.79%	12.10%	to	11.00%
BB&T Variable Insurance Funds - Large Cap Growth Fund (BBLCG)
2006	0.95%	to	2.00%	170,035	9.79	to	9.27	1,627,561	0.47%	3.10%	to	2.03%
2005	0.95%	to	2.05%	181,917	9.50	to	9.07	1,696,640	0.38%	0.92%	to	-0.18%
2004	0.95%	to	2.05%	203,835	9.41	to	9.08	1,889,640	0.44%	4.62%	to	3.52%
BB&T Variable Insurance Funds - Mid Cap Growth Fund (BBCA)
2008	0.95%	to	2.05%	117,435	9.66	to	8.93	1,112,358	0.00%	-52.24%	to	-52.82%
2007	0.95%	to	2.05%	194,644	20.22	to	18.93	3,836,231	0.00%	33.73%	to	32.32%
2006	0.95%	to	2.05%	212,034	15.12	to	14.31	3,142,013	0.43%	2.28%	to	1.21%
2005	0.95%	to	2.05%	221,842	14.78	to	14.14	3,227,954	0.00%	13.30%	to	12.12%
2004	0.95%	to	2.05%	232,570	13.05	to	12.61	2,998,507	0.00%	16.08%	to	14.89%
Credit Suisse Trust - Global Small Cap Portfolio (WVCP)
2008	0.95%	to	1.20%	137,487	6.89	to	8.24	963,234	1.66%	-47.26%	to	-47.39%
2007	0.95%	to	1.25%	189,766	13.07	to	15.58	2,512,874	0.00%	-4.87%	to	-5.16%
2006	0.95%	to	1.30%	225,532	13.74	to	16.36	3,141,525	0.00%	12.13%	to	11.74%
2005	0.95%	to	1.40%	303,526	12.25	to	14.65	3,775,401	0.00%	15.04%	to	14.52%
2004	0.95%	to	1.65%	369,551	10.65	to	12.59	3,985,920	0.00%	16.87%	to	16.04%
Credit Suisse Trust - International Focus Portfolio (WIEP)
2008	0.95%	to	1.65%	351,739	9.29	to	10.11	3,287,420	1.67%	-41.60%	to	-42.01%
2007	0.95%	to	1.65%	429,076	15.90	to	17.44	6,859,987	1.06%	15.48%	to	14.66%
2006	0.95%	to	1.65%	566,655	13.77	to	15.21	7,848,707	0.97%	17.53%	to	16.70%
2005	0.95%	to	1.65%	722,518	11.71	to	13.03	8,518,004	0.84%	16.33%	to	15.51%
2004	0.95%	to	1.65%	921,733	10.07	to	11.28	9,327,288	0.93%	13.65%	to	12.85%
Credit Suisse Trust - Large Cap Value Portfolio (WGIP)
2008	0.95%	to	1.85%	424,452	10.99	to	7.79	4,643,921	2.80%	-36.79%	to	-37.37%
2007	0.95%	to	1.85%	537,328	17.39	to	12.44	9,298,560	1.22%	0.81%	to	-0.11%
2006	0.95%	to	2.30%	791,274	17.25	to	13.34	13,592,744	0.87%	18.22%	to	16.67%
2005	0.95%	to	2.30%	993,748	14.59	to	11.44	14,454,274	0.75%	7.12%	to	5.72%
2004	0.95%	to	2.30%	1,103,928	13.62	to	10.82	15,004,067	0.52%	10.29%	to	8.86%
Dreyfus IP - Emerging Leaders Fund - Service Class (DELS)
2006	1.50%	to	2.60%	101,828	13.75	to	13.05	1,376,470	0.00%	6.39%	to	5.21%
2005	1.50%	to	2.60%	121,394	12.93	to	12.40	1,548,272	0.00%	3.18%	to	2.03%
2004	1.50%	to	2.60%	126,077	12.53	to	12.16	1,562,984	0.00%	12.48%	to	11.22%
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
2008	0.95%	to	2.30%	2,956,423	10.18	to	9.30	29,718,594	0.83%	-31.57%	to	-32.57%
2007	0.95%	to	2.30%	2,832,247	14.88	to	13.79	41,592,170	0.42%	-1.60%	to	-2.91%
2006	0.95%	to	2.45%	3,827,015	15.12	to	14.11	57,168,985	0.46%	13.33%	to	11.68%
2005	0.95%	to	2.45%	4,740,947	13.35	to	12.63	62,677,695	0.00%	6.22%	to	4.68%
2004	0.95%	to	2.45%	5,300,317	12.57	to	12.07	66,154,517	0.43%	20.73%	to	19.03%
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
2008	0.95%	to	2.65%	34,537,124	10.12	to	6.41	333,126,530	2.04%	-37.74%	to	-38.87%
2007	0.95%	to	2.65%	44,544,149	16.25	to	10.49	687,316,477	1.71%	4.25%	to	2.51%
2006	0.95%	to	2.65%	57,892,321	15.59	to	10.23	853,698,329	1.60%	14.40%	to	12.49%
2005	0.95%	to	2.65%	71,700,975	13.63	to	9.10	928,266,696	1.56%	3.70%	to	1.96%
2004	0.95%	to	2.65%	85,102,726	13.14	to	8.92	1,065,918,982	1.75%	9.59%	to	7.79%

(Continued)

121

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
2008	0.95%	to	2.45%	5,283,363	$11.74	to	7.61	$58,519,397	2.08%	-30.22%	to	-31.32%
2007	0.95%	to	2.45%	6,500,979	16.82	to	11.09	103,040,409	1.63%	6.11%	to	4.56%
2006	0.95%	to	2.60%	8,535,184	15.85	to	10.48	127,178,838	1.60%	15.37%	to	13.50%
2005	0.95%	to	2.60%	10,849,045	13.74	to	9.23	140,981,903	0.02%	3.39%	to	1.70%
2004	0.95%	to	2.60%	12,838,264	13.29	to	9.08	162,001,508	1.58%	4.05%	to	2.38%
Dreyfus VIF - Appreciation Portfolio - Service Class (DCAPS)
2008	1.50%	to	2.60%	243,047	8.79	to	8.15	2,082,345	1.75%	-30.78%	to	-31.55%
2007	1.50%	to	2.60%	281,395	12.69	to	11.91	3,498,498	1.36%	5.24%	to	4.06%
2006	1.50%	to	2.60%	328,325	12.06	to	11.44	3,894,443	1.32%	14.47%	to	13.20%
2005	1.50%	to	2.60%	353,031	10.53	to	10.11	3,670,539	0.00%	2.56%	to	1.42%
2004	1.50%	to	2.60%	365,410	10.27	to	9.97	3,716,756	1.44%	3.22%	to	2.07%
Dreyfus VIF - Developing Leaders Portfolio - Initial Class (DSC)
2008	0.95%	to	1.55%	17,445	7.21	to	6.90	123,595	1.08%	-38.19%	to	-38.56%
2007	0.95%	to	1.85%	42,914	11.66	to	9.91	453,757	0.75%	-11.91%	to	-12.71%
2006	0.95%	to	1.85%	41,384	13.24	to	11.35	497,921	0.40%	2.79%	to	1.88%
2005	0.95%	to	1.85%	39,559	12.88	to	11.14	466,784	0.00%	4.80%	to	3.88%
2004	0.95%	to	1.85%	39,370	12.29	to	10.72	445,804	0.21%	10.28%	to	9.37%
Dreyfus VIF - International Value Portfolio - Initial Class (DVIV)
2008	0.95%	to	1.55%	20,031	12.09	to	11.58	235,670	2.72%	-37.92%	to	-38.29%
2007	0.95%	to	1.55%	26,630	19.48	to	18.77	506,713	1.58%	3.16%	to	2.53%
2006	0.95%	to	1.55%	27,160	18.88	to	18.30	503,070	1.40%	21.44%	to	20.70%
2005	0.95%	to	1.55%	29,758	15.55	to	15.16	455,973	0.00%	10.83%	to	10.16%
2004	0.95%	to	1.55%	31,294	14.03	to	13.76	434,279	1.08%	18.88%	to	18.16%
Federated IS - American Leaders Fund II - Service Class (FALFS)
2008	1.50%	to	2.60%	27,949	7.46	to	6.92	201,610	1.41%	-34.95%	to	-35.68%
2007	1.50%	to	2.60%	43,489	11.46	to	10.76	488,122	1.33%	-11.22%	to	-12.22%
2006	1.50%	to	2.60%	49,357	12.91	to	12.25	626,940	1.32%	14.74%	to	13.46%
2005	1.50%	to	2.60%	58,134	11.25	to	10.80	644,442	1.25%	3.21%	to	2.06%
2004	1.50%	to	2.60%	67,408	10.90	to	10.58	727,827	1.23%	7.86%	to	6.65%
Federated IS - Capital Appreciation Fund II - Service Class (FCA2S)
2008	1.50%	to	2.20%	70,121	8.95	to	8.54	612,911	0.02%	-30.72%	to	-31.22%
2007	1.50%	to	2.20%	84,547	12.92	to	12.41	1,070,416	0.57%	7.99%	to	7.22%
2006	1.50%	to	2.60%	94,849	11.97	to	11.36	1,115,659	0.53%	14.05%	to	12.78%
2005	1.50%	to	2.60%	101,179	10.49	to	10.07	1,048,079	0.82%	0.17%	to	-0.94%
2004	1.50%	to	2.60%	121,303	10.47	to	10.16	1,258,078	0.49%	5.50%	to	4.33%
Federated IS - High Income Bond II - Service Class (FHIBS)
2008	1.50%	to	2.60%	273,394	10.15	to	9.41	2,716,350	9.62%	-27.20%	to	-28.02%
2007	1.50%	to	2.60%	339,327	13.94	to	13.08	4,625,870	7.96%	1.63%	to	0.49%
2006	1.50%	to	2.60%	381,404	13.71	to	13.01	5,132,472	8.12%	8.91%	to	7.70%
2005	1.50%	to	2.60%	429,576	12.59	to	12.08	5,327,276	8.31%	0.74%	to	-0.38%
2004	1.50%	to	2.60%	501,358	12.50	to	12.13	6,200,535	7.42%	8.51%	to	7.30%
Federated IS - Market Opportunity Fund II - Service Class (FVMOS)
2008	0.95%	to	2.40%	469,126	9.90	to	9.52	4,620,131	1.76%	-1.81%	to	-3.24%
2007	0.95%	to	1.85%	121,945	10.08	to	9.93	1,223,240	1.48%	-2.43%	to	-3.32%
2006	0.95%	to	2.25%	113,120	10.33	to	10.24	1,166,083	0.00%	3.30%	to	2.40	% (a) (b)
Federated IS - Quality Bond Fund II - Primary Class (FQB)
2008	0.95%	to	2.70%	12,428,184	13.12	to	10.98	159,204,010	5.45%	-8.17%	to	-9.79%
2007	0.95%	to	2.70%	16,768,928	14.28	to	12.17	233,498,819	4.90%	4.38%	to	2.55%
2006	0.95%	to	2.70%	19,923,851	13.69	to	11.87	265,905,915	4.23%	3.17%	to	1.36%
2005	0.95%	to	2.70%	24,642,363	13.27	to	11.71	319,956,654	3.84%	0.34%	to	-1.42%
2004	0.95%	to	2.70%	27,791,514	13.22	to	11.87	360,649,435	4.24%	2.64%	to	0.84%
Federated IS - Quality Bond Fund II - Service Class (FQBS)
2008	1.50%	to	2.60%	606,570	10.73	to	9.96	6,380,094	4.98%	-8.94%	to	-9.96%
2007	1.50%	to	2.60%	733,237	11.78	to	11.06	8,484,162	4.67%	3.55%	to	2.39%
2006	1.50%	to	2.60%	826,174	11.38	to	10.80	9,261,610	3.83%	2.37%	to	1.23%
2005	1.50%	to	2.60%	906,385	11.12	to	10.67	9,961,595	3.57%	-0.52%	to	-1.63%
2004	1.50%	to	2.60%	1,034,363	11.18	to	10.85	11,460,780	4.09%	1.77%	to	0.63%

(Continued)

122

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
2008	0.95%	to	2.70%	26,543,981	$10.07	to	7.40	$265,365,034	2.08%	-43.25%	to	-44.34%
2007	0.95%	to	2.70%	36,071,966	17.75	to	13.29	634,319,837	1.59%	0.45%	to	-1.27%
2006	0.95%	to	2.65%	45,771,858	17.67	to	13.52	802,115,173	3.09%	18.94%	to	16.97%
2005	0.95%	to	2.65%	54,528,487	14.86	to	11.56	805,264,252	1.58%	4.76%	to	3.00%
2004	0.95%	to	2.65%	63,110,573	14.18	to	11.22	891,838,209	1.45%	10.32%	to	8.52%
Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 (FEI2)
2008	1.50%	to	2.60%	912,834	7.92	to	7.35	7,081,339	2.06%	-43.67%	to	-44.30%
2007	1.50%	to	2.60%	1,101,407	14.07	to	13.20	15,223,234	1.58%	-0.25%	to	-1.37%
2006	1.50%	to	2.60%	1,257,321	14.10	to	13.38	17,476,446	2.90%	18.14%	to	16.82%
2005	1.50%	to	2.60%	1,326,705	11.94	to	11.46	15,660,964	1.46%	3.99%	to	2.83%
2004	1.50%	to	2.60%	1,470,503	11.48	to	11.14	16,742,355	1.39%	9.57%	to	8.34%
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
2008	0.95%	to	2.40%	18,900,121	9.14	to	5.48	163,345,176	0.63%	-47.74%	to	-48.55%
2007	0.95%	to	2.50%	25,956,718	17.48	to	10.55	427,273,711	0.64%	25.66%	to	23.77%
2006	0.95%	to	2.65%	33,064,556	13.91	to	8.42	428,694,016	0.30%	5.72%	to	3.95%
2005	0.95%	to	2.65%	41,679,172	13.16	to	8.10	513,272,202	0.40%	4.67%	to	2.90%
2004	0.95%	to	2.65%	51,970,948	12.57	to	7.87	613,327,993	0.17%	2.28%	to	0.59%
Fidelity(R) VIP - Growth Portfolio - Service Class 2 (FG2)
2008	1.50%	to	2.60%	418,764	6.97	to	6.46	2,846,744	0.55%	-48.10%	to	-48.68%
2007	1.50%	to	2.60%	450,197	13.42	to	12.60	5,923,337	0.39%	24.75%	to	23.35%
2006	1.50%	to	2.60%	544,353	10.76	to	10.21	5,765,569	0.16%	4.98%	to	3.81%
2005	1.50%	to	2.60%	584,358	10.25	to	9.84	5,916,818	0.27%	3.92%	to	2.77%
2004	1.50%	to	2.60%	622,916	9.86	to	9.57	6,092,705	0.13%	1.58%	to	0.44%
Fidelity(R) VIP - High Income Portfolio - Service Class (FHIS)
2008	0.95%	to	2.45%	7,073,592	8.11	to	7.18	58,430,449	7.31%	-25.78%	to	-26.93%
2007	0.95%	to	2.55%	10,440,891	10.92	to	9.73	116,457,034	6.02%	1.68%	to	0.06%
2006	0.95%	to	2.65%	18,673,694	10.74	to	9.65	206,301,456	7.08%	10.12%	to	8.27%
2005	0.95%	to	2.65%	22,786,741	9.76	to	8.91	228,692,417	14.51%	1.55%	to	-0.16%
2004	0.95%	to	2.65%	28,067,837	9.61	to	8.92	277,897,270	7.77%	8.43%	to	6.63%
Fidelity(R) VIP - High Income Portfolio - Service Class R (FHISR)
2008	0.95%	to	2.45%	3,359,844	7.30	to	7.11	24,447,258	7.39%	-25.69%	to	-26.85%
2007	0.95%	to	2.45%	3,077,761	9.82	to	9.72	30,185,520	17.46%	-1.77%	to	-2.77	% (a) (b)
Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)
2008	0.95%	to	2.20%	2,082,989	10.88	to	8.10	22,758,715	2.28%	-44.40%	to	-45.10%
2007	0.95%	to	2.20%	2,660,164	19.57	to	14.76	52,254,014	3.14%	16.09%	to	14.61%
2006	0.95%	to	2.20%	3,528,715	16.86	to	12.88	60,072,973	0.82%	16.83%	to	15.36%
2005	0.95%	to	2.25%	4,468,213	14.43	to	11.88	65,144,063	0.56%	17.84%	to	16.37%
2004	0.95%	to	2.25%	5,309,091	12.25	to	10.21	65,783,903	1.09%	12.41%	to	11.05%
Fidelity(R) VIP - Overseas Portfolio - Service Class 2 R (FO2R)
2008	1.50%	to	2.60%	503,679	10.49	to	9.73	5,159,377	2.09%	-44.79%	to	-45.41%
2007	1.50%	to	2.60%	614,490	18.99	to	17.82	11,430,563	2.99%	15.29%	to	14.00%
2006	1.50%	to	2.60%	648,323	16.47	to	15.63	10,502,811	0.74%	16.05%	to	14.76%
2005	1.50%	to	2.60%	675,789	14.19	to	13.62	9,468,985	0.50%	16.97%	to	15.66%
2004	1.50%	to	2.60%	708,262	12.13	to	11.78	8,510,693	1.00%	11.62%	to	10.37%
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
2008	0.95%	to	2.45%	3,829,152	10.98	to	9.93	41,459,294	2.16%	-44.41%	to	-45.32%
2007	0.95%	to	2.45%	5,132,023	19.75	to	18.16	100,110,525	3.14%	16.11%	to	14.43%
2006	0.95%	to	2.65%	6,293,681	17.01	to	15.72	105,827,473	0.86%	16.83%	to	14.93%
2005	0.95%	to	2.65%	6,958,794	14.56	to	13.68	100,454,692	0.52%	17.80%	to	15.85%
2004	0.95%	to	2.65%	6,862,770	12.36	to	11.80	84,243,034	0.94%	12.42%	to	10.61%
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
2008	0.95%	to	2.85%	25,997,531	13.94	to	8.86	351,356,151	0.79%	-43.16%	to	-44.31%
2007	0.95%	to	2.85%	34,126,179	24.52	to	15.91	809,299,371	0.79%	16.39%	to	14.21%
2006	0.95%	to	2.85%	42,459,981	21.07	to	13.93	863,420,871	1.11%	10.53%	to	8.49%
2005	0.95%	to	2.85%	48,190,974	19.06	to	12.84	889,863,683	0.19%	15.74%	to	13.60%
2004	0.95%	to	2.85%	47,949,091	16.47	to	11.31	767,936,500	0.24%	14.24%	to	12.15%

(Continued)

123

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 (FC2)
2008	1.50%	to	2.60%	983,215	$10.16	to	9.43	$9,774,545	0.73%	-43.55%	to		-44.18%
2007	1.50%	to	2.60%	1,171,503	18.00	to	16.89	20,703,707	0.75%	15.53%	to		14.24%
2006	1.50%	to	2.60%	1,229,048	15.58	to	14.79	18,868,372	0.99%	9.76%	to		8.54%
2005	1.50%	to	2.60%	1,274,568	14.20	to	13.62	17,887,257	0.12%	14.90%	to		13.62%
2004	1.50%	to	2.60%	1,246,619	12.36	to	11.99	15,271,569	0.21%	13.43%	to		12.17%
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
2008	0.95%	to	2.25%	4,984,533	10.83	to	10.92	53,716,394	4.23%	-4.26%	to		-5.51%
2007	0.95%	to	2.25%	5,743,749	11.31	to	11.56	65,152,473	3.99%	3.22%	to		1.88%
2006	0.95%	to	2.40%	5,515,247	10.96	to	11.27	61,260,909	3.59%	3.31%	to		1.81%
2005	0.95%	to	2.40%	4,565,853	10.61	to	11.07	49,110,582	3.14%	1.11%	to		-0.35%
2004	0.95%	to	2.25%	2,891,195	10.49	to	11.15	30,798,680	2.94%	3.33%	to		1.99%
Fidelity(R) VIP III - Growth Opportunities Portfolio - Service Class (FGOS)
2008	0.95%	to	2.20%	3,325,249	5.91	to	3.92	19,201,947	0.30%	-55.49%	to		-56.05%
2007	0.95%	to	2.20%	4,293,709	13.29	to	8.92	55,514,117	0.00%	21.87%	to		20.32%
2006	0.95%	to	2.35%	5,734,093	10.90	to	7.58	60,614,578	0.64%	4.30%	to		2.86%
2005	0.95%	to	2.35%	7,586,186	10.45	to	7.37	77,163,649	0.84%	7.83%	to		6.35%
2004	0.95%	to	2.35%	9,323,234	9.69	to	6.93	88,133,135	0.48%	6.04%	to		4.61%
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
2008	0.95%	to	2.65%	3,606,217	6.77	to	8.78	24,918,988	0.34%	-40.08%	to		-41.17%
2007	0.95%	to	2.65%	3,720,767	11.30	to	14.92	43,912,299	0.76%	14.38%	to		12.48%
2006	0.95%	to	2.65%	2,219,901	9.88	to	13.27	23,686,575	0.00%	-1.20%	to	-2.29	% (a) (b)
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class 2 (FMC2)
2008	1.50%	to	2.60%	562,586	12.46	to	11.56	6,851,029	0.24%	-40.51%	to		-41.18%
2007	1.50%	to	2.60%	688,268	20.95	to	19.66	14,136,936	0.50%	13.60%	to		12.32%
2006	1.50%	to	2.60%	726,383	18.44	to	17.50	13,188,602	0.18%	10.72%	to		9.49%
2005	1.50%	to	2.60%	734,732	16.66	to	15.99	12,091,781	0.00%	16.25%	to		14.96%
2004	1.50%	to	2.60%	741,487	14.33	to	13.91	10,528,591	0.00%	22.79%	to		21.42%
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FVSS)
2008	0.95%	to	2.40%	1,388,196	7.79	to	7.06	10,650,306	0.58%	-51.64%	to		-52.44%
2007	0.95%	to	2.50%	1,995,932	16.10	to	14.75	31,684,564	0.95%	4.59%	to		3.02%
2006	0.95%	to	2.65%	2,381,904	15.39	to	14.22	36,180,710	0.60%	15.10%	to		13.19%
2005	0.95%	to	2.65%	3,312,290	13.38	to	12.56	43,862,396	0.00%	1.58%	to		-0.12%
2004	0.95%	to	2.65%	4,540,152	13.17	to	12.58	59,295,063	0.00%	12.90%	to		11.09%
Fidelity(R) VIP III - Value Strategies Portfolio - Service Class 2 (FVSS2)
2008	1.50%	to	2.60%	137,880	7.47	to	6.93	1,006,487	0.48%	-52.02%	to		-52.56%
2007	1.50%	to	2.60%	172,687	15.57	to	14.61	2,634,568	0.63%	3.85%	to		2.68%
2006	1.50%	to	2.60%	189,220	14.99	to	14.23	2,790,485	0.35%	14.27%	to		13.00%
2005	1.50%	to	2.60%	200,980	13.12	to	12.59	2,603,222	0.00%	0.89%	to		-0.23%
2004	1.50%	to	2.60%	226,885	13.00	to	12.62	2,923,757	0.00%	12.13%	to		10.88%
Fidelity(R) VIP IV - Energy Portfolio - Service Class 2 (FNRS2)
2008	0.95%	to	2.70%	3,165,031	6.12	to	9.49	20,000,808	0.00%	-54.84%	to		-55.66%
2007	0.95%	to	2.70%	3,230,157	13.56	to	21.39	47,071,865	0.14%	44.25%	to		41.81%
2006	0.95%	to	2.65%	1,092,891	9.40	to	15.10	11,353,460	1.20%	-6.01%	to	-7.03	% (a) (b)
2005	1.25%			2,596	13.40			34,792	0.71%	34.02%			(a) (b)
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2008	0.95%	to	2.05%	949,001	8.41	to	8.96	8,045,675	2.78%	-25.79%	to		-26.65%
2007	0.95%	to	2.05%	717,498	11.34	to	12.21	8,298,619	3.47%	7.61%	to		6.46%
2006	0.95%	to	2.00%	238,181	10.54	to	11.48	2,662,735	3.28%	5.37%	to	4.65	% (a) (b)
Fidelity(R) VIP IV - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2008	1.25%			2,431	9.17			22,292	2.65%	-26.10%
2006	1.25%			3,171	11.59			36,739	2.41%	8.21%
2005	1.25%			944	10.71			10,107	0.87%	7.06%			(a) (b)
Non-tax qualified
2007	1.25%			2,743	12.40			34,024	2.15%	7.06%

(Continued)

124

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2008	0.95%	to	2.30%	670,911	$7.68	to	8.47	$5,207,667	2.64%	-33.35%	to	-34.31%
2007	0.95%	to	2.30%	561,279	11.52	to	12.89	6,595,444	2.99%	9.11%	to	7.68%
2006	0.95%	to	1.75%	203,073	10.56	to	12.08	2,180,054	2.85%	5.57%	to	5.04	% (a) (b)
Fidelity(R) VIP IV - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2008	1.25%	to	2.25%	8,292	8.75	to	8.43	71,695	2.97%	-33.64%	to	-34.31%
2007	2.25%			2,176	12.84			27,938	2.13%	7.48%
2006	1.25%	to	2.25%	2,852	12.15	to	11.95	34,337	2.38%	10.31%	to	9.20%
2005	1.25%			379	11.01			4,174	1.01%	10.14%			(a) (b)
Non-tax qualified
2007	1.25%			1,206	13.19			15,910	2.13%	8.59%
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2008	0.95%	to	2.10%	329,992	7.15	to	8.17	2,371,508	2.23%	-38.67%	to	-39.43%
2007	0.95%	to	2.10%	301,314	11.65	to	13.49	3,625,337	3.07%	10.15%	to	8.93%
2006	0.95%	to	1.80%	85,992	10.58	to	12.45	948,186	2.81%	5.77%	to	5.21	% (a) (b)
Fidelity(R) VIP IV - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2008	1.25%	to	2.25%	35,261	8.38	to	8.07	292,303	2.44%	-38.95%	to	-39.57%
2007	1.25%	to	2.25%	27,932	13.73	to	13.36	377,140	2.63%	9.68%	to	8.57%
2006	1.25%	to	2.25%	12,830	12.51	to	12.30	158,537	2.54%	11.52%	to	10.39%
2005	1.25%			372	11.22			4,175	1.01%	12.22%			(a) (b)
Financial Investors VIT - First Horizon Core Equity Portfolio (FHGIP)
2005	0.95%	to	2.00%	149,531	9.64	to	9.21	1,415,472	1.28%	-3.66%	to	-4.68%
2004	0.95%	to	2.00%	179,886	10.01	to	9.66	1,776,697	0.70%	4.48%	to	3.37%
Financial Investors VIT- First Horizon Core Equity Portfolio - Initial Funding by the Company (1FHGIP)
2005	0.00%			50,000	9.81			490,710	1.28%	-2.74%
2004	0.00%			50,000	10.09			504,531	0.70%	5.48%
First Horizon Capital Appreciation Portfolio (FHCAP)
2005	0.95%	to	2.00%	39,067	14.17	to	13.53	542,543	0.00%	2.08%	to	1.00%
2004	0.95%	to	2.00%	41,705	13.88	to	13.40	569,994	0.00%	10.19%	to	9.02%
First Horizon Capital Appreciation Portfolio - Initial Funding by the Company (1FHCAP)
2005	0.00%			50,000	14.46			723,423	0.00%	3.06%
2004	0.00%			50,000	14.04			701,963	0.00%	11.25%
Franklin Templeton VIP - Developing Markets Securities Fund - Class 3 (FTVDM3)
2008	0.95%	to	2.15%	746,789	6.39	to	6.19	4,888,874	2.66%	-53.12%	to	-53.69%
2007	0.95%	to	2.30%	1,629,698	13.63	to	19.90	23,911,115	1.70%	27.47%	to	25.86%
2006	0.95%	to	2.25%	483,848	10.69	to	15.83	5,857,903	0.35%	6.95%	to	6.08	% (a) (b)
2005	1.25%			11,667	12.70			148,149	0.00%	26.98%			(a) (b)
Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)
2008	1.25%			4,144	10.96			45,418	2.18%	-41.12%
2007	1.25%			5,496	18.61			102,271	1.90%	14.01%
2006	1.25%			6,397	16.32			104,412	1.25%	19.93%
2005	1.25%			7,345	13.61			99,962	1.10%	8.80%
2004	1.25%			8,344	12.51			104,377	1.47%	17.05%
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
2008	0.95%	to	2.20%	1,248,884	7.35	to	8.73	9,345,898	2.65%	-40.96%	to	-41.76%
2007	0.95%	to	2.20%	1,094,763	12.44	to	14.99	14,104,423	2.37%	14.34%	to	12.98%
2006	0.95%	to	2.10%	505,381	10.88	to	13.29	5,780,587	0.39%	8.83%	to	8.05	% (a) (b)
2005	1.25%			32,270	12.37			399,267	0.68%	8.76%
2004	1.25%			3,590	11.38			40,840	0.00%	13.76%			(a) (b)
Franklin Templeton VIP - Founding Funds Allocation Fund - Class 2 (FTVFA2)
2008	0.95%	to	2.40%	152,212	6.61	to	6.54	1,004,818	5.09%	-33.86%	to	-34.56	% (a) (b)
Franklin Templeton VIP - Global Income Securities Fund - Class 3 (FTVGI3)
2008	0.95%	to	2.70%	3,465,329	12.12	to	11.91	41,907,618	3.91%	5.20%	to	3.38%
2007	0.95%	to	2.70%	2,850,554	11.52	to	11.52	32,899,638	2.47%	9.97%	to	8.07%
2006	0.95%	to	2.30%	1,106,336	10.47	to	10.73	11,740,492	0.98%	4.74%	to	3.82	% (a) (b)
2005	1.25%			7,294	9.80			71,475	0.00%	-2.01%			(a) (b)

(Continued)

125

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton VIP - Income Securities Fund - Class 2 (FTVIS2)
2008	0.95%	to	2.30%	4,245,169	$7.98	to	7.69	$33,666,942	5.72%	-30.32%	to	-31.33%
2007	0.95%	to	2.30%	5,243,133	11.45	to	11.20	59,809,002	4.36%	2.77%	to	1.41%
2006	0.95%	to	2.25%	3,299,693	11.15	to	11.05	36,704,669	0.32%	11.46%	to	10.50	% (a) (b)
Franklin Templeton VIP - Rising Dividends Securities Fund - Class 2 (FTVRD2)
2008	1.25%	to	2.25%	74,256	9.18	to	8.28	662,345	1.79%	-28.01%	to	-28.74%
2007	1.25%	to	2.25%	90,221	12.75	to	11.63	1,120,876	2.39%	-3.91%	to	-4.89%
2006	1.25%	to	2.25%	106,400	13.27	to	12.22	1,376,537	1.25%	15.66%	to	14.50%
2005	1.25%	to	2.25%	82,711	11.47	to	10.68	935,884	0.77%	2.14%	to	6.75	% (b)
2004	1.25%			42,724	11.23			479,896	0.18%	9.61%
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)
2008	0.95%	to	2.65%	2,135,224	6.53	to	7.99	14,375,230	1.15%	-33.65%	to	-34.86%
2007	0.95%	to	2.40%	1,615,021	9.84	to	12.35	16,573,648	0.90%	-3.31%	to	-4.69%
2006	0.95%	to	2.25%	1,233,894	10.18	to	12.63	13,300,620	0.11%	1.81%	to	14.36	% (a)
2005	1.25%			29,831	14.02			418,165	0.73%	7.41%
2004	1.25%			17,859	13.05			233,070	0.04%	22.20%
Ivy Fund VIP, Inc. - Asset Strategy (WRASP)
2008	0.95%	to	2.45%	12,909,693	18.04	to	16.04	228,047,915	0.40%	-26.50%	to	-27.59%
2007	0.95%	to	2.50%	14,390,538	24.54	to	21.65	344,690,429	0.64%	42.74%	to	40.61%
2006	0.95%	to	2.50%	14,439,370	17.19	to	15.39	243,077,277	0.37%	19.01%	to	17.28%
2005	0.95%	to	2.50%	13,534,569	14.45	to	13.13	192,039,128	0.91%	23.10%	to	21.28%
2004	0.95%	to	2.50%	12,509,904	11.74	to	10.82	144,706,783	1.39%	12.22%	to	10.57%
Ivy Fund VIP, Inc. - Balanced (WRBP)
2008	0.95%	to	2.25%	5,696,020	11.12	to	10.03	62,182,738	0.09%	-21.75%	to	-22.79%
2007	0.95%	to	2.40%	7,103,270	14.21	to	12.85	98,563,321	1.35%	12.58%	to	10.98%
2006	0.95%	to	2.40%	7,857,473	12.62	to	11.58	97,168,074	1.35%	10.16%	to	8.59%
2005	0.95%	to	2.40%	8,795,903	11.46	to	10.66	99,072,107	1.21%	4.02%	to	2.55%
2004	0.95%	to	2.40%	9,573,904	11.02	to	10.40	104,023,435	1.52%	7.90%	to	6.43%
Ivy Fund VIP, Inc. - Bond (WRBDP)
2008	0.95%	to	2.45%	8,981,987	13.49	to	11.97	118,793,718	0.09%	-0.64%	to	-2.13%
2007	0.95%	to	2.45%	9,744,380	13.57	to	12.23	129,124,805	4.27%	4.66%	to	3.09%
2006	0.95%	to	2.45%	7,144,826	12.97	to	11.86	90,803,031	4.28%	3.26%	to	1.71%
2005	0.95%	to	2.45%	7,659,203	12.56	to	11.66	94,606,243	4.28%	0.65%	to	-0.84%
2004	0.95%	to	2.45%	8,199,654	12.48	to	11.76	100,979,352	4.15%	2.89%	to	1.40%
Ivy Fund VIP, Inc. - Core Equity (WRCEP)
2008	0.95%	to	2.45%	18,240,906	7.70	to	6.82	137,697,882	0.16%	-35.39%	to	-36.41%
2007	0.95%	to	2.50%	22,343,431	11.91	to	10.73	259,445,543	0.60%	12.94%	to	11.23%
2006	0.95%	to	2.50%	25,267,360	10.55	to	9.65	260,652,329	0.86%	15.88%	to	14.14%
2005	0.95%	to	2.50%	27,738,468	9.10	to	8.45	247,757,812	0.32%	7.97%	to	6.35%
2004	0.95%	to	2.50%	30,602,270	8.43	to	7.95	254,008,204	0.62%	8.53%	to	6.94%
Ivy Fund VIP, Inc. - Dividend Opportunities (WRDIV)
2008	0.95%	to	2.25%	2,406,092	10.29	to	9.61	24,430,897	0.07%	-36.52%	to	-37.40%
2007	0.95%	to	2.30%	2,699,802	16.21	to	15.31	43,121,810	0.96%	15.60%	to	14.09%
2006	0.95%	to	2.25%	2,287,217	14.02	to	13.44	31,707,103	1.55%	14.82%	to	13.39%
2005	0.95%	to	2.10%	1,421,645	12.21	to	11.89	17,222,991	1.47%	11.96%	to	10.72%
2004	0.95%	to	2.10%	652,179	10.91	to	10.74	7,083,332	1.22%	9.08%	to	8.24	% (a) (b)
Ivy Fund VIP, Inc. - Energy (WRENG)
2008	0.95%	to	2.25%	1,046,875	7.40	to	7.14	7,688,769	0.10%	-46.66%	to	-47.36%
2007	0.95%	to	2.25%	794,716	13.88	to	13.57	10,956,096	0.50%	49.85%	to	47.88%
2006	0.95%	to	2.25%	225,125	9.26	to	9.18	2,079,139	1.04%	-7.40%	to	-8.21	% (a) (b)
Ivy Fund VIP, Inc. - Global Natural Resources (WRGNR)
2008	0.95%	to	2.40%	3,038,959	8.29	to	7.87	24,913,336	1.23%	-61.83%	to	-62.43%
2007	0.95%	to	2.50%	3,287,167	21.71	to	20.89	70,684,121	0.03%	42.13%	to	40.04%
2006	0.95%	to	2.50%	2,887,238	15.27	to	14.92	43,840,312	0.43%	24.30%	to	22.51%
2005	0.95%	to	2.50%	1,378,143	12.29	to	12.18	16,894,061	0.00%	22.87%	to	21.79	% (a) (b)

(Continued)

126

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Fund VIP, Inc. - Growth (WRGP)
2008	0.95%	to	2.40%	20,570,540	$7.53	to	6.70	$151,814,844	0.00%	-36.88%	to	-37.83%
2007	0.95%	to	2.50%	25,148,472	11.93	to	10.98	292,538,227	0.00%	24.61%	to	22.72%
2006	0.95%	to	2.50%	28,866,345	9.57	to	8.95	270,352,480	0.00%	4.04%	to	2.46%
2005	0.95%	to	2.50%	33,936,580	9.20	to	8.73	306,477,658	0.00%	10.18%	to	8.50%
2004	0.95%	to	2.50%	38,640,684	8.35	to	8.05	317,807,882	0.28%	2.33%	to	0.82%
Ivy Fund VIP, Inc. - High Income (WRHIP)
2008	0.95%	to	2.45%	4,801,530	12.06	to	10.70	56,854,592	0.61%	-22.56%	to	-23.76%
2007	0.95%	to	2.50%	5,514,524	15.57	to	13.89	84,027,517	7.66%	2.87%	to	1.29%
2006	0.95%	to	2.50%	5,604,764	15.14	to	13.71	83,269,476	7.08%	9.22%	to	7.55%
2005	0.95%	to	2.50%	5,754,595	13.86	to	12.75	78,493,453	7.23%	1.57%	to	0.03%
2004	0.95%	to	2.50%	6,254,780	13.65	to	12.75	84,264,071	7.08%	8.82%	to	7.22%
Ivy Fund VIP, Inc. - International Growth (WRIP)
2008	0.95%	to	2.45%	5,243,842	8.43	to	7.47	43,268,182	0.23%	-42.70%	to	-43.62%
2007	0.95%	to	2.45%	6,280,053	14.70	to	13.24	89,962,290	0.58%	20.14%	to	18.41%
2006	0.95%	to	2.45%	6,317,661	12.24	to	11.19	75,594,854	0.61%	19.84%	to	18.14%
2005	0.95%	to	2.45%	6,562,646	10.21	to	9.47	65,724,366	2.03%	15.37%	to	13.71%
2004	0.95%	to	2.45%	7,335,175	8.85	to	8.33	63,897,239	0.65%	12.92%	to	11.35%
Ivy Fund VIP, Inc. - International Value (WRI2P)
2008	0.95%	to	2.25%	1,645,885	10.51	to	10.84	17,441,697	0.42%	-42.81%	to	-43.63%
2007	0.95%	to	2.25%	2,118,596	18.38	to	19.23	40,016,688	1.65%	8.83%	to	7.48%
2006	0.95%	to	2.25%	2,084,663	16.89	to	17.89	36,371,800	2.04%	28.39%	to	26.81%
2005	0.95%	to	2.25%	1,636,753	13.15	to	14.11	22,329,203	2.93%	10.11%	to	8.75%
2004	0.95%	to	2.15%	635,691	11.95	to	12.99	7,915,954	1.90%	19.46%	to	18.55	% (a) (b)
Ivy Fund VIP, Inc. - Micro Cap Growth (WRMIC)
2008	0.95%	to	2.05%	350,971	8.10	to	7.48	2,792,115	0.00%	-48.53%	to	-49.19%
2007	0.95%	to	2.20%	416,786	15.73	to	14.63	6,396,312	0.00%	5.47%	to	4.18%
2006	0.95%	to	2.20%	457,441	14.92	to	14.04	6,684,118	0.00%	11.20%	to	9.89%
2005	0.95%	to	2.20%	339,344	13.42	to	12.78	4,474,771	0.00%	19.72%	to	18.30%
2004	0.95%	to	2.05%	184,067	11.21	to	10.82	2,035,271	0.00%	12.05%	to	11.21	% (a) (b)
Ivy Fund VIP, Inc. - Mid Cap Growth (WRMCG)
2008	0.95%	to	2.25%	1,106,727	8.61	to	8.21	9,436,571	0.03%	-36.83%	to	-37.72%
2007	0.95%	to	2.50%	1,245,741	13.63	to	13.10	16,820,762	0.02%	11.54%	to	9.84%
2006	0.95%	to	2.50%	954,630	12.22	to	11.93	11,595,360	0.50%	7.53%	to	5.91%
2005	0.95%	to	2.50%	363,735	11.36	to	11.26	4,123,615	0.00%	13.61%	to	12.60	% (a) (b)
Ivy Fund VIP, Inc. - Money Market (WRMMP)
2008	0.95%	to	2.40%	6,113,637	11.28	to	10.04	67,435,079	2.09%	1.21%	to	-0.25%
2007	0.95%	to	2.40%	3,735,294	11.14	to	10.07	40,487,120	4.60%	3.62%	to	2.11%
2006	0.95%	to	2.40%	2,969,855	10.75	to	9.86	31,181,969	4.38%	3.33%	to	1.84%
2005	0.95%	to	2.40%	2,198,821	10.41	to	9.68	22,447,693	2.35%	1.52%	to	0.06%
2004	0.95%	to	2.40%	2,454,823	10.25	to	9.67	24,753,393	0.67%	-0.26%	to	-1.67%
Ivy Fund VIP, Inc. - Mortgage Securities (WRMSP)
2008	0.95%	to	2.25%	672,056	9.69	to	9.29	6,465,650	0.88%	-11.79%	to	-12.96%
2007	0.95%	to	2.50%	855,365	10.99	to	10.58	9,362,133	3.41%	2.42%	to	0.83%
2006	0.95%	to	2.50%	808,187	10.73	to	10.49	8,673,304	5.22%	3.78%	to	2.17%
2005	0.95%	to	2.50%	618,701	10.34	to	10.27	6,420,496	5.69%	1.03%	to	-0.53%
2004	0.95%	to	1.95%	226,204	10.23	to	10.36	2,332,148	3.85%	2.31%	to	1.89	% (a) (b)
Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)
2008	0.95%	to	2.25%	1,068,301	9.24	to	9.24	9,871,352	0.54%	-36.65%	to	-37.57%
2007	0.95%	to	2.50%	1,285,756	14.58	to	14.67	19,058,804	0.52%	-16.87%	to	-18.14%
2006	0.95%	to	2.50%	1,572,126	17.53	to	17.92	28,157,201	0.86%	28.85%	to	26.96%
2005	0.95%	to	2.50%	1,139,421	13.61	to	14.12	15,880,114	1.84%	9.78%	to	8.17%
2004	0.95%	to	2.05%	541,343	12.40	to	13.09	6,915,677	1.05%	23.96%	to	23.43	% (a) (b)

(Continued)

127

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Fund VIP, Inc. - Science and Technology (WRSTP)
2008	0.95%	to	2.45%	8,066,843	$9.49	to	8.41	$74,948,034	0.00%	-34.52%	to	-35.55%
2007	0.95%	to	2.50%	9,699,144	14.50	to	14.16	137,088,431	0.00%	23.18%	to	21.33%
2006	0.95%	to	2.50%	10,562,288	11.77	to	11.67	121,575,510	0.00%	6.85%	to	5.25%
2005	0.95%	to	2.50%	11,941,607	11.01	to	11.09	129,070,341	0.00%	16.13%	to	14.41%
2004	0.95%	to	2.50%	12,706,625	9.48	to	9.69	118,653,046	0.00%	15.15%	to	13.49%
Ivy Fund VIP, Inc. - Small Cap Growth (WRSCP)
2008	0.95%	to	2.45%	7,141,914	9.10	to	8.07	63,716,776	0.00%	-39.76%	to	-40.74%
2007	0.95%	to	2.50%	8,843,950	15.11	to	14.09	130,361,616	0.00%	12.43%	to	10.71%
2006	0.95%	to	2.50%	10,059,603	13.44	to	12.73	132,310,577	0.00%	4.06%	to	2.48%
2005	0.95%	to	2.50%	12,069,149	12.91	to	12.42	153,045,546	0.00%	11.81%	to	10.16%
2004	0.95%	to	2.50%	13,698,218	11.55	to	11.28	155,868,547	0.00%	13.21%	to	11.57%
Ivy Fund VIP, Inc. - Small Cap Value (WRSCV)
2008	0.95%	to	2.05%	824,726	9.35	to	9.65	7,753,067	0.19%	-26.83%	to	-27.72%
2007	0.95%	to	2.15%	921,499	12.77	to	13.30	12,023,934	0.01%	-5.05%	to	-6.17%
2006	0.95%	to	2.15%	981,472	13.45	to	14.17	13,544,922	0.14%	15.74%	to	14.40%
2005	0.95%	to	2.15%	1,005,493	11.62	to	12.39	12,034,087	0.00%	3.16%	to	1.96%
2004	0.95%	to	2.15%	631,627	11.27	to	12.15	7,397,736	0.00%	12.66%	to	11.79	% (a) (b)
Ivy Fund VIP, Inc. - Value (WRVP)
2008	0.95%	to	2.45%	6,491,989	9.78	to	8.72	62,086,887	0.22%	-34.44%	to	-35.51%
2007	0.95%	to	2.45%	7,960,591	14.92	to	13.53	115,970,544	0.93%	0.92%	to	-0.55%
2006	0.95%	to	2.45%	9,004,271	14.78	to	13.60	130,384,387	1.02%	15.77%	to	14.07%
2005	0.95%	to	2.45%	10,933,745	12.77	to	11.93	137,210,472	1.38%	3.43%	to	1.93%
2004	0.95%	to	2.45%	11,755,346	12.34	to	11.70	143,146,407	1.13%	13.61%	to	12.03%
Janus Aspen Series - Balanced Portfolio - Service Class (JABS)
2008	1.25%			7,919	11.54			91,385	2.94%	-17.11%
2006	1.25%			3,983	12.79			50,931	1.41%	9.04%
2005	1.25%			7,136	11.73			83,685	2.00%	6.32%
2004	1.25%			7,867	11.03			86,775	3.56%	6.94%
Tax qualified
2007	1.25%			2,342	13.93			32,613	1.73%	8.90%
Janus Aspen Series - Forty Portfolio - Service Class (JACAS)
2008	0.95%	to	2.50%	15,992,721	6.59	to	8.75	105,562,337	0.01%	-44.84%	to	-45.72%
2007	0.95%	to	2.70%	19,196,350	11.94	to	15.84	237,096,056	0.17%	35.33%	to	33.04%
2006	0.95%	to	2.70%	20,957,631	8.83	to	11.90	208,004,922	0.13%	8.08%	to	6.22%
2005	0.95%	to	2.70%	25,585,852	8.17	to	11.21	235,739,185	0.01%	11.49%	to	9.60%
2004	0.95%	to	2.70%	29,018,242	7.32	to	10.22	240,430,077	0.02%	16.85%	to	14.86%
Janus Aspen Series - Global Technology Portfolio - Service Class (JAGTS)
2008	0.95%	to	2.20%	5,376,361	2.70	to	2.41	14,382,179	0.09%	-44.50%	to	-45.21%
2007	0.95%	to	2.35%	7,228,127	4.87	to	4.33	34,779,860	0.30%	20.54%	to	18.90%
2006	0.95%	to	2.45%	10,187,641	4.04	to	3.61	40,276,993	0.00%	6.81%	to	5.25%
2005	0.95%	to	2.45%	12,377,329	3.78	to	3.43	45,930,367	0.00%	10.49%	to	8.85%
2004	0.95%	to	2.45%	15,268,291	3.43	to	3.15	51,426,185	0.00%	-0.39%	to	-1.84%
Janus Aspen Series - Global Technology Portfolio - Service II Class (JAGTS2)
2008	0.95%	to	2.40%	1,067,580	8.18	to	7.41	8,611,584	0.09%	-44.43%	to	-45.30%
2007	0.95%	to	2.40%	1,356,019	14.71	to	13.55	19,686,825	0.31%	20.59%	to	18.90%
2006	0.95%	to	2.55%	1,632,227	12.20	to	11.31	19,619,098	0.00%	6.92%	to	5.25%
2005	0.95%	to	2.40%	1,809,622	11.41	to	10.81	20,407,786	0.00%	10.27%	to	8.69%
2004	0.95%	to	2.40%	2,038,707	10.35	to	9.95	20,914,190	0.00%	-0.12%	to	-1.52%
Janus Aspen Series - INTECH Risk Managed Core Portfolio - Service Class (JARLCS)
2008	0.95%	to	2.50%	140,574	11.38	to	10.41	1,579,143	0.67%	-36.85%	to	-37.84%
2007	0.95%	to	2.50%	177,353	18.02	to	16.74	3,150,367	0.47%	5.12%	to	3.47%
2006	0.95%	to	2.45%	204,029	17.14	to	16.25	3,456,456	0.10%	9.72%	to	8.11%
2005	0.95%	to	2.25%	312,325	15.63	to	15.11	4,849,120	1.55%	9.86%	to	8.49%
2004	0.95%	to	2.05%	355,509	14.22	to	13.96	5,037,861	1.76%	16.35%	to	15.06%

(Continued)

128

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)
2008	0.95%	to	2.25%	6,684,942	$8.16	to	12.71	$54,098,651	2.65%	-52.68%	to	-53.36%
2007	0.95%	to	2.50%	8,694,808	17.24	to	26.63	153,997,686	0.44%	26.80%	to	24.96%
2006	0.95%	to	2.50%	10,413,775	13.60	to	21.31	164,415,764	1.85%	45.24%	to	43.19%
2005	0.95%	to	2.50%	12,338,040	9.36	to	14.88	134,879,076	0.99%	30.69%	to	28.76%
2004	0.95%	to	2.50%	14,665,587	7.16	to	11.56	122,981,313	0.79%	17.56%	to	15.84%
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
2008	0.95%	to	2.70%	4,486,666	13.87	to	12.35	61,384,776	2.75%	-52.66%	to	-53.56%
2007	0.95%	to	2.70%	6,157,632	29.30	to	26.59	178,045,971	0.44%	26.85%	to	24.76%
2006	0.95%	to	2.65%	6,727,631	23.10	to	21.36	153,417,136	2.17%	45.31%	to	43.03%
2005	0.95%	to	2.50%	5,457,024	15.90	to	15.02	85,809,891	1.07%	30.77%	to	28.84%
2004	0.95%	to	2.50%	4,947,582	12.16	to	11.66	59,657,128	0.84%	17.58%	to	15.86%
JPMorgan Series Trust II - Mid Cap Value Portfolio (JPMCVP)
2008	0.95%	to	2.30%	1,228,220	9.59	to	9.00	11,674,270	1.12%	-33.84%	to	-34.81%
2007	0.95%	to	2.30%	2,001,101	14.50	to	13.81	28,780,769	0.96%	1.47%	to	0.14%
2006	0.95%	to	2.30%	3,023,212	14.29	to	13.79	42,901,825	0.64%	15.73%	to	14.22%
2005	0.95%	to	2.55%	5,126,253	12.35	to	12.03	63,040,445	0.19%	8.18%	to	6.51%
2004	0.95%	to	2.55%	2,153,173	11.41	to	11.29	24,534,399	0.00%	14.12%	to	12.92	% (a) (b)
Lehman Brothers AMT - Short Duration Bond Portfolio - I Class (AMTB)
2008	0.95%	to	2.35%	3,139,734	9.25	to	8.53	28,745,640	3.94%	-14.25%	to	-15.46%
2007	0.95%	to	2.35%	4,927,107	10.78	to	10.09	52,802,423	2.80%	3.77%	to	2.30%
2006	0.95%	to	2.35%	5,053,380	10.39	to	9.86	52,415,451	3.28%	3.21%	to	1.76%
2005	0.95%	to	2.35%	4,630,463	10.07	to	9.69	46,690,045	2.91%	0.48%	to	-0.93%
2004	0.95%	to	2.35%	4,141,923	10.02	to	9.78	41,675,796	4.72%	-0.18%	to	-1.59%
MFS(R) VIT - Investors Growth Stock Series - Service Class (MIGSC)
2008	1.25%	to	2.25%	18,125	8.13	to	7.70	147,243	0.29%	-37.77%	to	-38.40%
2007	1.25%			19,750	13.07			258,168	0.09%	9.63%
2006	1.25%	to	2.25%	23,107	11.92	to	11.51	275,266	0.00%	5.97%	to	4.90%
2005	1.25%	to	2.25%	25,301	11.25	to	10.98	284,412	0.15%	2.93%	to	9.77	% (b)
2004	1.25%			20,161	10.93			220,403	0.00%	7.62%
Non-tax qualified
2007	2.25%			292	12.50			3,649	0.09%	8.51%
MFS(R) VIT - Mid Cap Growth Series - Service Class (MMCGSC)
2008	1.50%	to	2.60%	234,916	5.65	to	5.24	1,299,560	0.00%	-52.32%	to	-52.86%
2007	1.50%	to	2.60%	259,737	11.85	to	11.11	3,023,470	0.00%	7.86%	to	6.65%
2006	1.50%	to	2.60%	304,947	10.98	to	10.42	3,298,879	0.00%	0.77%	to	-0.36%
2005	1.50%	to	2.60%	337,675	10.90	to	10.46	3,634,793	0.00%	1.32%	to	0.19%
2004	1.50%	to	2.60%	425,670	10.76	to	10.44	4,537,608	0.00%	12.66%	to	11.41%
MFS(R) VIT - New Discovery Series - Service Class (MNDSC)
2008	1.50%	to	2.60%	101,953	7.09	to	6.58	703,563	0.00%	-40.43%	to	-41.10%
2007	1.50%	to	2.60%	114,943	11.90	to	11.17	1,340,506	0.00%	0.71%	to	-0.42%
2006	1.50%	to	2.60%	143,980	11.82	to	11.21	1,675,133	0.00%	11.24%	to	10.00%
2005	1.50%	to	2.60%	162,284	10.62	to	10.19	1,702,676	0.00%	3.46%	to	2.31%
2004	1.50%	to	2.60%	201,354	10.27	to	9.96	2,048,276	0.00%	4.62%	to	3.45%
MFS(R) VIT - Value Series - Service Class (MVFSC)
2008	0.95%	to	2.65%	3,458,496	7.87	to	8.59	28,395,671	1.10%	-33.38%	to	-34.58%
2007	0.95%	to	2.65%	3,388,372	11.82	to	13.13	42,262,876	0.89%	6.57%	to	4.80%
2006	0.95%	to	2.60%	2,656,741	11.09	to	13.65	31,544,216	0.21%	10.91%	to	17.38	% (a)
2005	1.50%	to	2.60%	311,423	12.12	to	11.63	3,727,418	0.64%	4.87%	to	3.71%
2004	1.50%	to	2.60%	326,744	11.55	to	11.21	3,740,488	0.40%	13.10%	to	11.84%
Nationwide VIT - American Funds Asset Allocation Fund - Class II (GVAAA2)
2008	0.95%	to	2.40%	3,842,337	7.67	to	7.37	29,292,495	2.23%	-30.44%	to	-31.51%
2007	0.95%	to	2.40%	4,327,066	11.03	to	10.77	47,520,986	2.50%	5.13%	to	3.63%
2006	0.95%	to	2.40%	2,062,762	10.49	to	10.39	21,601,072	3.35%	4.90%	to	3.89	% (a) (b)
Nationwide VIT - American Funds Bond Fund - Class II (GVABD2)
2008	0.95%	to	2.40%	3,167,010	9.54	to	9.17	30,019,929	4.89%	-10.73%	to	-12.05%
2007	0.95%	to	2.55%	3,680,238	10.68	to	10.40	39,146,057	9.06%	2.00%	to	0.37%
2006	0.95%	to	2.20%	1,263,418	10.47	to	10.39	13,209,750	0.99%	4.72%	to	3.86	% (a) (b)

(Continued)

129

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - American Funds Global Growth Fund - Class II (GVAGG2)
2008	0.95%	to	2.35%	2,607,903	$7.42	to	7.14	$19,230,688	2.63%	-39.22%	to	-40.13%
2007	0.95%	to	2.20%	2,609,463	12.20	to	11.95	31,717,801	2.69%	13.27%	to	11.84%
2006	0.95%	to	2.10%	1,678,343	10.77	to	10.69	18,050,298	0.13%	7.74%	to	6.91	% (a) (b)
Nationwide VIT - American Funds Growth Fund - Class II (GVAGR2)
2008	0.95%	to	2.35%	3,724,440	6.31	to	6.07	23,357,171	2.02%	-44.74%	to	-45.59%
2007	0.95%	to	2.20%	3,258,610	11.41	to	11.18	37,045,639	0.62%	10.83%	to	9.48%
2006	0.95%	to	2.20%	2,097,865	10.30	to	10.21	21,564,598	1.17%	2.99%	to	2.12	% (a) (b)
Nationwide VIT - American Funds Growth-Income Fund - Class II (GVAGI2)
2008	0.95%	to	2.40%	1,149,098	6.03	to	5.88	6,904,722	2.50%	-38.65%	to	-39.62%
2007	0.95%	to	2.00%	537,058	9.83	to	9.76	5,271,094	2.43%	-1.71%	to	-2.40	% (a) (b)
Nationwide VIT - Cardinal Aggressive Fund - Class II (NVCRA2)
2008	0.95%	to	1.65%	203,409	6.37	to	6.34	1,293,902	1.60%	-36.28%	to	-36.63	% (a) (b)
Nationwide VIT - Cardinal Balanced Fund - Class II (NVCRB2)
2008	0.95%	to	1.65%	382,103	7.94	to	7.90	3,028,279	1.57%	-20.62%	to	-20.99	% (a) (b)
Nationwide VIT - Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2008	0.95%	to	1.80%	559,727	7.21	to	7.17	4,026,132	1.69%	-27.86%	to	-28.31	% (a) (b)
Nationwide VIT - Cardinal Conservative Fund - Class II (NVCCN2)
2008	0.95%	to	2.00%	283,337	9.09	to	9.03	2,573,288	1.66%	-9.09%	to	-9.74	% (a) (b)
Nationwide VIT - Cardinal Moderate Fund - Class II (NVCMD2)
2008	0.95%	to	1.85%	742,815	7.57	to	7.52	5,617,401	1.74%	-24.27%	to	-24.76	% (a) (b)
Nationwide VIT - Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2008	0.95%	to	1.65%	303,444	6.85	to	6.81	2,076,138	1.62%	-31.50%	to	-31.86	% (a) (b)
Nationwide VIT - Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2008	0.95%	to	1.85%	445,889	8.32	to	8.27	3,703,801	2.01%	-16.81%	to	-17.31	% (a) (b)
Nationwide VIT - Core Bond Fund - Class I (NVCBD1)
2008	0.95%	to	2.05%	109,155	9.88	to	9.81	1,077,426	3.03%	-1.18%	to	-1.91	% (a) (b)
Nationwide VIT - Core Bond Fund - Class II (NVCBD2)
2008	1.50%	to	2.50%	10,259	9.82	to	9.76	100,446	3.99%	-1.76%	to	-2.43	% (a) (b)
Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)
2008	0.95%	to	2.30%	3,127,646	11.21	to	9.12	33,826,109	8.67%	-28.67%	to	-29.68%
2007	0.95%	to	2.30%	4,627,823	15.72	to	12.97	69,992,650	7.15%	2.15%	to	0.79%
2006	0.95%	to	2.50%	6,422,082	15.39	to	12.66	95,058,287	6.90%	9.56%	to	7.88%
2005	0.95%	to	2.50%	8,998,545	14.05	to	11.74	121,811,097	6.73%	1.41%	to	-0.14%
2004	0.95%	to	2.65%	16,155,881	13.85	to	11.65	216,070,644	6.95%	9.05%	to	7.24%
Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)
2008	0.95%	to	2.65%	4,616,958	8.35	to	7.84	38,241,066	7.69%	-28.78%	to	-30.04%
2007	0.95%	to	2.65%	3,454,996	11.73	to	11.21	40,229,839	7.23%	2.18%	to	0.46%
2006	0.95%	to	2.65%	5,044,302	11.47	to	11.16	57,586,745	7.11%	9.55%	to	7.71%
2005	0.95%	to	2.65%	3,808,514	10.47	to	10.36	39,805,529	8.70%	4.74%	to	3.56	% (a) (b)
Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)
2008	0.95%	to	2.10%	117,608	14.40	to	11.28	1,661,841	1.11%	-58.16%	to	-58.71%
2007	0.95%	to	2.15%	168,853	34.42	to	27.22	5,566,627	0.66%	44.19%	to	42.63%
2006	0.95%	to	2.15%	210,317	23.87	to	19.08	4,768,329	0.70%	35.42%	to	33.95%
2005	0.95%	to	2.15%	260,253	17.63	to	14.25	4,361,320	0.58%	31.38%	to	29.92%
2004	0.95%	to	2.15%	284,119	13.42	to	10.97	3,633,362	0.85%	19.60%	to	18.31%
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
2008	0.95%	to	2.65%	2,568,733	15.77	to	14.09	39,928,488	1.05%	-58.23%	to	-59.01%
2007	0.95%	to	2.65%	4,177,260	37.76	to	34.38	155,857,887	0.66%	44.16%	to	41.87%
2006	0.95%	to	2.65%	4,406,546	26.19	to	24.23	114,010,525	0.72%	35.35%	to	33.20%
2005	0.95%	to	2.45%	4,965,345	19.35	to	18.33	95,170,769	0.52%	31.40%	to	29.54%
2004	0.95%	to	2.35%	3,106,247	14.73	to	14.19	45,429,179	1.04%	19.61%	to	18.08%
Nationwide VIT - Gartmore Emerging Markets Fund - Class VI (GEM6)
2008	1.50%	to	2.50%	57,587	12.25	to	11.68	694,612	0.97%	-58.50%	to	-58.92%
2007	1.50%	to	2.60%	83,699	29.52	to	28.34	2,439,812	0.63%	43.26%	to	41.65%
2006	1.50%	to	2.60%	68,138	20.61	to	20.00	1,391,052	0.65%	34.51%	to	33.02%
2005	1.50%	to	2.45%	39,305	15.32	to	15.08	598,733	0.49%	30.51%	to	29.25%
2004	1.50%	to	2.20%	13,294	11.74	to	11.68	155,709	1.69%	17.39%	to	16.84	% (a) (b)

(Continued)

130

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)
2008	1.25%			1,501	$15.22			$22,846	2.73%	-33.78%
2007	1.25%			3,488	22.98			80,150	2.52%	18.92%
2006	1.25%			3,870	19.32			74,779	2.52%	35.85%
2005	1.25%			4,277	14.22			60,835	2.07%	5.06%
2004	1.25%			5,693	13.54			77,075	1.27%	28.34%
Nationwide VIT - Gartmore Global Utilities Fund - Class III (GVGU)
2008	0.95%	to	2.65%	1,126,815	14.35	to	12.75	15,873,203	2.95%	-33.54%	to	-34.72%
2007	0.95%	to	2.65%	1,589,344	21.59	to	19.54	33,738,996	2.31%	19.24%	to	17.31%
2006	0.95%	to	2.40%	2,128,548	18.11	to	16.87	38,016,144	2.48%	36.29%	to	34.39%
2005	0.95%	to	2.55%	1,719,422	13.29	to	12.48	22,577,766	2.40%	5.47%	to	3.87%
2004	0.95%	to	2.55%	1,576,428	12.60	to	12.01	19,709,923	1.30%	28.71%	to	26.76%
Nationwide VIT - Gartmore International Equity Fund - Class I (GIG)
2008	0.95%	to	1.85%	95,197	8.51	to	7.90	799,141	1.41%	-46.57%	to	-47.06%
2007	0.95%	to	1.85%	100,313	15.94	to	14.92	1,534,448	0.42%	25.93%	to	24.78%
2006	0.95%	to	2.10%	121,194	12.65	to	10.95	1,468,870	1.17%	31.71%	to	30.34%
2005	0.95%	to	2.10%	138,198	9.61	to	8.40	1,272,654	0.96%	28.98%	to	27.58%
2004	0.95%	to	2.10%	158,756	7.45	to	6.58	1,138,344	0.76%	13.11%	to	11.91%
Nationwide VIT - Gartmore International Equity Fund - Class III (GIG3)
2008	0.95%	to	2.65%	1,835,707	13.51	to	12.07	24,390,061	1.24%	-46.55%	to	-47.52%
2007	0.95%	to	2.65%	2,612,842	25.28	to	22.99	65,136,925	0.44%	25.93%	to	23.91%
2006	0.95%	to	2.45%	2,362,026	20.07	to	18.73	46,790,507	1.12%	31.69%	to	29.87%
2005	0.95%	to	2.55%	1,621,932	15.24	to	14.37	24,441,820	0.83%	28.94%	to	26.97%
2004	0.95%	to	2.15%	665,501	11.82	to	11.44	7,803,470	1.00%	13.27%	to	12.01%
Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)
2008	1.25%			5,501	5.46			30,035	1.01%	-45.38%			(a) (b)
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class I (GEF)
2008	0.95%	to	2.20%	726,959	11.16	to	7.64	7,984,545	0.74%	-44.87%	to	-45.57%
2007	0.95%	to	2.20%	930,932	20.25	to	14.04	18,529,122	0.39%	18.75%	to	17.25%
2006	0.95%	to	2.50%	1,244,511	17.05	to	12.53	20,854,713	0.82%	24.69%	to	22.86%
2005	0.95%	to	2.50%	1,665,870	13.67	to	10.20	22,435,929	0.92%	18.21%	to	16.45%
2004	0.95%	to	2.50%	1,993,649	11.57	to	8.76	22,767,882	0.00%	14.57%	to	12.87%
Nationwide VIT - Gartmore Worldwide Leaders Fund - Class III (GEF3)
2008	0.95%	to	2.20%	421,671	15.03	to	13.99	6,267,551	0.65%	-44.86%	to	-45.55%
2007	0.95%	to	2.30%	672,810	27.26	to	25.68	18,153,268	0.53%	18.80%	to	17.29%
2006	0.95%	to	2.45%	716,442	22.95	to	21.77	16,294,946	0.93%	24.62%	to	22.85%
2005	0.95%	to	2.40%	703,872	18.42	to	17.75	12,874,064	0.71%	18.21%	to	16.57%
2004	0.95%	to	2.40%	448,762	15.58	to	15.22	6,962,507	0.00%	14.57%	to	12.99%
Nationwide VIT - Global Financial Services Fund - Class I (GVGF1)
2008	1.25%			346	9.69			3,353	1.82%	-46.95%
2007	1.25%			1,311	18.27			23,954	3.02%	-2.30%
2006	1.25%			1,731	18.70			32,372	1.24%	18.82%
2005	1.25%			2,396	15.74			37,710	1.26%	9.77%
2004	1.25%			3,093	14.34			44,349	1.54%	19.48%
Nationwide VIT - Global Financial Services Fund - Class III (GVGFS)
2008	0.95%	to	2.40%	450,548	10.18	to	9.20	4,511,348	2.07%	-46.73%	to	-47.60%
2007	0.95%	to	2.65%	451,291	19.11	to	17.29	8,480,901	2.92%	-2.07%	to	-3.71%
2006	0.95%	to	2.65%	674,775	19.51	to	17.96	12,967,114	2.05%	19.20%	to	17.25%
2005	0.95%	to	2.60%	740,148	16.37	to	15.35	11,984,534	1.58%	10.12%	to	8.35%
2004	0.95%	to	2.60%	614,645	14.86	to	14.17	9,063,639	1.77%	19.98%	to	18.11%
Nationwide VIT - Government Bond Fund - Class I (GBF)
2008	0.95%	to	2.70%	25,449,213	16.88	to	12.95	401,600,441	4.25%	6.70%	to	4.84%
2007	0.95%	to	2.55%	29,988,338	15.82	to	12.52	441,809,358	4.36%	6.13%	to	4.44%
2006	0.95%	to	2.55%	34,986,437	14.91	to	11.99	483,859,446	3.96%	2.36%	to	0.72%
2005	0.95%	to	2.60%	42,401,094	14.56	to	11.86	575,425,464	3.64%	2.29%	to	0.60%
2004	0.95%	to	2.60%	48,795,618	14.24	to	11.79	649,792,719	5.35%	2.28%	to	0.59%

(Continued)

131

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Government Bond Fund - Class II (GBF2)
2008	1.50%	to	2.60%	1,063,595	$12.54	to	11.63	$13,041,427	3.97%	5.87%	to	4.69%
2007	1.50%	to	2.60%	1,206,275	11.84	to	11.11	14,003,822	4.17%	5.30%	to	4.12%
2006	1.50%	to	2.60%	1,305,790	11.24	to	10.67	14,449,913	3.79%	1.46%	to	0.33%
2005	1.50%	to	2.60%	1,433,490	11.08	to	10.64	15,694,602	3.40%	1.47%	to	0.34%
2004	1.50%	to	2.60%	1,628,935	10.92	to	10.60	17,636,604	5.11%	1.47%	to	0.33%
Nationwide VIT - Growth Fund - Class I (CAF)
2008	0.95%	to	2.50%	4,801,429	5.67	to	3.62	26,271,368	0.27%	-39.29%	to	-40.29%
2007	0.95%	to	2.50%	6,528,710	9.34	to	6.06	58,670,198	0.17%	18.40%	to	16.62%
2006	0.95%	to	2.50%	8,225,494	7.89	to	5.20	62,375,925	0.05%	5.16%	to	3.55%
2005	0.95%	to	2.50%	10,681,078	7.50	to	5.02	77,433,925	0.08%	5.49%	to	3.88%
2004	0.95%	to	2.50%	12,847,793	7.11	to	4.83	88,536,579	0.31%	7.13%	to	5.52%
Nationwide VIT - Health Sciences Fund - Class I (GVGH1)
2008	1.25%			6,333	10.66			67,510	0.29%	-26.15%
2007	1.25%			7,058	14.43			101,855	0.08%	11.74%
2006	1.25%			7,575	12.92			97,832	0.00%	1.43%
2005	1.25%			8,212	12.73			104,566	0.00%	7.09%
2004	1.25%			8,804	11.89			104,685	0.00%	6.51%
Nationwide VIT - Health Sciences Fund - Class III (GVGHS)
2008	0.95%	to	2.65%	1,656,216	11.12	to	9.87	18,079,598	0.26%	-25.94%	to	-27.26%
2007	0.95%	to	2.65%	1,469,574	15.01	to	13.57	21,665,919	0.07%	12.15%	to	10.26%
2006	0.95%	to	2.65%	1,954,346	13.38	to	12.31	25,738,556	0.00%	1.73%	to	0.01%
2005	0.95%	to	2.65%	2,518,573	13.16	to	12.31	32,740,994	0.00%	7.40%	to	5.60%
2004	0.95%	to	2.65%	2,433,103	12.25	to	11.65	29,522,923	0.00%	6.82%	to	5.06%
Nationwide VIT - International Index Fund - Class VIII (GVIX8)
2008	0.95%	to	2.20%	274,031	6.65	to	6.43	1,817,251	1.83%	-43.63%	to	-44.42%
2007	0.95%	to	2.20%	362,329	11.80	to	11.56	4,265,033	1.50%	8.34%	to	6.97%
2006	0.95%	to	2.25%	115,357	10.89	to	10.80	1,254,445	1.67%	8.94%	to	7.99	% (a) (b)
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
2008	0.95%	to	2.65%	4,774,409	9.90	to	8.79	46,171,625	2.06%	-37.44%	to	-38.58%
2007	0.95%	to	2.65%	5,211,450	15.82	to	14.31	80,716,360	1.96%	4.95%	to	3.20%
2006	0.95%	to	2.65%	6,062,158	15.08	to	13.86	89,691,367	2.02%	15.76%	to	13.85%
2005	0.95%	to	2.65%	5,839,704	13.02	to	12.18	74,890,629	1.87%	6.91%	to	5.13%
2004	0.95%	to	2.65%	5,429,388	12.18	to	11.58	65,348,850	1.69%	12.94%	to	11.10%
Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)
2008	0.95%	to	2.65%	6,279,027	11.54	to	10.25	70,932,244	3.37%	-6.92%	to	-8.51%
2007	0.95%	to	2.65%	7,077,704	12.40	to	11.20	86,027,776	3.28%	4.37%	to	2.60%
2006	0.95%	to	2.65%	8,816,232	11.88	to	10.91	102,990,687	3.08%	5.16%	to	3.38%
2005	0.95%	to	2.65%	9,613,350	11.29	to	10.56	107,088,116	2.76%	2.33%	to	0.60%
2004	0.95%	to	2.65%	10,005,688	11.04	to	10.50	109,291,782	2.33%	3.66%	to	1.91%
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
2008	0.95%	to	2.65%	25,414,593	10.71	to	9.51	265,963,303	2.73%	-23.93%	to	-25.27%
2007	0.95%	to	2.65%	32,085,878	14.08	to	12.73	442,506,944	2.66%	4.65%	to	2.89%
2006	0.95%	to	2.65%	36,140,122	13.45	to	12.37	477,611,346	2.40%	10.30%	to	8.45%
2005	0.95%	to	2.65%	37,043,015	12.20	to	11.40	445,329,806	2.28%	4.35%	to	2.60%
2004	0.95%	to	2.65%	35,448,745	11.69	to	11.12	409,682,246	2.05%	8.50%	to	6.70%
Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2008	0.95%	to	2.85%	14,184,832	10.31	to	9.03	142,707,758	2.41%	-32.04%	to	-33.40%
2007	0.95%	to	2.85%	17,437,628	15.17	to	13.55	258,849,290	2.30%	5.14%	to	3.17%
2006	0.95%	to	2.85%	19,708,022	14.43	to	13.14	278,982,910	2.19%	13.46%	to	11.34%
2005	0.95%	to	2.85%	20,208,078	12.72	to	11.80	253,047,764	2.10%	6.06%	to	4.08%
2004	0.95%	to	2.85%	18,307,486	11.99	to	11.34	216,903,970	1.80%	11.03%	to	8.98%
Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2008	0.95%	to	2.65%	9,861,417	11.20	to	9.95	107,990,890	3.08%	-15.85%	to	-17.32%
2007	0.95%	to	2.65%	11,879,449	13.31	to	12.03	154,894,244	3.02%	4.85%	to	3.08%
2006	0.95%	to	2.65%	13,785,352	12.70	to	11.67	171,885,452	2.72%	7.40%	to	5.59%
2005	0.95%	to	2.65%	15,406,649	11.82	to	11.06	179,533,287	2.60%	3.50%	to	1.75%
2004	0.95%	to	2.65%	15,686,074	11.42	to	10.86	177,228,363	2.25%	6.14%	to	4.37%

(Continued)

132

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - J.P. Morgan Balanced Fund - Class I (BF)
2008	0.95%	to	2.35%	6,114,999	$9.64	to	7.70	$57,262,331	2.68%	-26.26%	to	-27.34%
2007	0.95%	to	2.40%	8,194,862	13.07	to	10.55	103,890,742	2.20%	3.63%	to	2.15%
2006	0.95%	to	2.65%	10,363,591	12.61	to	10.12	126,752,943	2.25%	11.19%	to	9.32%
2005	0.95%	to	2.65%	12,798,198	11.34	to	9.26	141,266,241	1.96%	1.57%	to	-0.14%
2004	0.95%	to	2.65%	14,529,688	11.17	to	9.27	158,341,735	1.94%	7.46%	to	5.67%
Nationwide VIT - Lehman Brothers Core Plus Bond Fund - Class II (NVLCP2)
2008	0.95%	to	1.65%	53,319	9.87	to	9.82	525,408	3.84%	-1.34%	to	-1.80	% (a) (b)
Nationwide VIT - Mid Cap Growth Fund - Class I (SGRF)
2008	0.95%	to	2.65%	3,026,086	8.25	to	5.91	25,366,292	0.00%	-46.62%	to	-47.62%
2007	0.95%	to	2.65%	4,466,109	15.46	to	11.28	70,146,887	0.00%	7.97%	to	6.16%
2006	0.95%	to	2.65%	5,554,033	14.36	to	10.63	80,969,198	0.00%	8.87%	to	7.06%
2005	0.95%	to	2.65%	6,941,684	13.19	to	9.93	93,142,769	0.00%	8.70%	to	6.90%
2004	0.95%	to	2.65%	7,830,003	12.13	to	9.29	96,860,973	0.00%	14.24%	to	12.37%
Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)
2008	0.95%	to	2.45%	7,039,039	15.16	to	11.88	110,411,233	1.23%	-37.07%	to	-38.08%
2007	0.95%	to	2.70%	9,280,128	24.09	to	18.75	231,258,728	1.40%	6.53%	to	4.70%
2006	0.95%	to	2.70%	12,312,327	22.62	to	17.90	289,809,079	1.14%	8.85%	to	6.99%
2005	0.95%	to	2.70%	14,674,682	20.78	to	16.74	316,647,935	1.01%	11.04%	to	9.15%
2004	0.95%	to	2.70%	15,860,940	18.71	to	15.33	308,684,977	0.54%	14.63%	to	12.71%
Nationwide VIT - Money Market Fund - Class I (SAM)
2008	0.95%	to	2.70%	55,065,021	12.96	to	10.35	684,634,966	2.01%	1.08%	to	-0.69%
2007	0.95%	to	2.70%	49,223,324	12.82	to	10.43	604,987,318	4.73%	3.79%	to	1.97%
2006	0.95%	to	2.60%	45,891,908	12.35	to	10.07	541,867,251	4.73%	3.54%	to	1.82%
2005	0.95%	to	2.60%	45,063,953	11.93	to	9.89	515,102,832	2.84%	1.70%	to	0.01%
2004	0.95%	to	2.60%	47,255,568	11.73	to	9.89	533,222,860	0.88%	-0.15%	to	-1.81%
Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)
2008	0.95%	to	2.20%	634,973	6.10	to	6.04	3,869,465	0.11%	-38.99%	to	-39.56	% (a) (b)
Nationwide VIT - Multi-Manager International Value Fund - Class II (GVDIV2)
2008	1.25%			249	9.24			2,301	1.55%	-47.15%
2006	1.25%			290	17.24			5,000	1.84%	20.88%
2005	1.25%			313	14.26			4,465	1.14%	10.39%
2004	1.25%			336	12.92			4,341	2.07%	18.50%
Non-tax qualified
2007	1.25%			269	17.49			4,704	1.71%	1.42%
Nationwide VIT - Multi-Manager International Value Fund - Class III (GVDIV3)
2008	0.95%	to	2.25%	1,767,075	12.04	to	11.20	21,040,830	1.71%	-46.84%	to	-47.63%
2007	0.95%	to	2.40%	2,772,176	22.65	to	21.23	62,192,874	2.18%	1.95%	to	0.51%
2006	0.95%	to	2.65%	3,773,123	22.22	to	20.92	83,144,686	2.01%	21.58%	to	19.60%
2005	0.95%	to	2.65%	3,202,480	18.28	to	17.49	58,153,730	1.57%	10.99%	to	9.16%
2004	0.95%	to	2.40%	2,138,241	16.47	to	16.09	35,083,705	1.85%	19.12%	to	17.51%
Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6)
2008	1.50%	to	2.60%	78,668	8.13	to	7.71	631,418	1.60%	-47.26%	to	-47.85%
2007	1.50%	to	2.60%	106,356	15.41	to	14.79	1,622,051	2.12%	1.15%	to	0.01%
2006	1.50%	to	2.60%	110,527	15.23	to	14.79	1,669,584	2.05%	20.58%	to	19.23%
2005	1.50%	to	2.45%	67,378	12.63	to	12.43	847,614	1.29%	10.13%	to	9.07%
2004	1.50%	to	2.20%	28,799	11.47	to	11.42	329,969	0.49%	14.72%	to	14.18	% (a) (b)
Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2008	0.95%	to	1.60%	8,873	6.32	to	6.30	56,087	0.27%	-36.76%	to	-37.04	% (a) (b)
Nationwide VIT - Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2008	0.95%	to	2.20%	14,426	6.31	to	6.25	90,859	0.69%	-36.92%	to	-37.45	% (a) (b)
Nationwide VIT - Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2008	0.95%	to	2.20%	246,427	6.24	to	6.18	1,535,794	0.00%	-37.60%	to	-38.17	% (a) (b)
Nationwide VIT - Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2008	0.95%	to	2.20%	457,440	6.71	to	6.65	3,067,897	1.04%	-32.85%	to	-33.46	% (a) (b)

(Continued)

133

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2008	0.95%	to	2.65%	2,959,328	$9.31	to	7.87	$26,975,411	0.00%	-46.93%	to	-47.93%
2007	0.95%	to	2.65%	3,798,082	17.55	to	15.12	65,218,049	0.00%	8.70%	to	6.87%
2006	0.95%	to	2.65%	5,120,028	16.14	to	14.15	80,726,968	0.00%	2.23%	to	0.52%
2005	0.95%	to	2.65%	5,993,892	15.79	to	14.08	92,742,674	0.00%	7.07%	to	5.29%
2004	0.95%	to	2.65%	6,907,587	14.75	to	13.37	100,140,193	0.00%	12.34%	to	10.48%
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2008	1.50%	to	2.60%	93,131	6.47	to	6.00	588,793	0.00%	-47.34%	to	-47.93%
2007	1.50%	to	2.60%	103,133	12.28	to	11.52	1,241,038	0.00%	7.85%	to	6.64%
2006	1.50%	to	2.60%	122,637	11.38	to	10.80	1,373,239	0.00%	1.44%	to	0.31%
2005	1.50%	to	2.60%	180,755	11.22	to	10.77	2,007,699	0.00%	6.12%	to	4.94%
2004	1.50%	to	2.60%	205,976	10.57	to	10.26	2,160,538	0.00%	11.47%	to	10.23%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
2008	0.95%	to	2.85%	6,639,101	16.00	to	13.60	120,429,640	1.07%	-32.80%	to	-34.17%
2007	0.95%	to	2.85%	9,022,810	23.81	to	20.66	244,691,979	1.12%	-7.78%	to	-9.53%
2006	0.95%	to	2.85%	12,096,038	25.82	to	22.84	359,425,766	0.44%	16.18%	to	14.02%
2005	0.95%	to	2.85%	15,479,024	22.22	to	20.03	393,884,010	0.06%	2.10%	to	0.19%
2004	0.95%	to	2.85%	18,902,563	21.77	to	19.99	470,375,470	0.00%	16.18%	to	14.10%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2008	1.50%	to	2.60%	148,938	8.98	to	8.33	1,308,555	0.86%	-33.32%	to	-34.06%
2007	1.50%	to	2.60%	199,657	13.47	to	12.64	2,640,730	0.94%	-8.63%	to	-9.66%
2006	1.50%	to	2.60%	241,778	14.74	to	13.99	3,513,687	0.22%	15.35%	to	14.06%
2005	1.50%	to	2.60%	265,601	12.78	to	12.26	3,359,146	0.00%	1.24%	to	0.12%
2004	1.50%	to	2.60%	288,728	12.62	to	12.25	3,616,650	0.00%	15.24%	to	13.96%
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
2008	0.95%	to	2.65%	7,666,352	14.10	to	12.51	117,309,267	0.78%	-38.78%	to	-39.91%
2007	0.95%	to	2.70%	10,099,992	23.03	to	20.72	253,285,980	0.08%	1.16%	to	-0.59%
2006	0.95%	to	2.70%	12,928,900	22.77	to	20.84	324,063,535	0.10%	10.98%	to	9.08%
2005	0.95%	to	2.70%	15,568,695	20.51	to	19.11	350,774,843	0.00%	11.25%	to	9.37%
2004	0.95%	to	2.70%	17,198,697	18.44	to	17.47	348,300,700	0.00%	17.89%	to	15.93%
Nationwide VIT - Multi-Manager Small Company Fund - Class II (SCF2)
2008	1.50%	to	2.60%	281,038	9.38	to	8.70	2,575,248	0.59%	-39.28%	to	-39.96%
2007	1.50%	to	2.60%	316,449	15.45	to	14.50	4,795,091	0.00%	0.36%	to	-0.77%
2006	1.50%	to	2.60%	350,572	15.39	to	14.61	5,311,628	0.05%	10.08%	to	8.85%
2005	1.50%	to	2.60%	364,034	13.98	to	13.42	5,027,436	0.00%	10.33%	to	9.10%
2004	1.50%	to	2.60%	386,685	12.67	to	12.30	4,856,465	0.00%	17.00%	to	15.70%
Nationwide VIT - Nationwide Fund - Class I (TRF)
2008	0.95%	to	2.65%	13,778,445	8.97	to	6.33	122,081,060	1.37%	-42.11%	to	-43.17%
2007	0.95%	to	2.65%	18,302,786	15.50	to	11.15	279,523,271	1.05%	7.15%	to	5.36%
2006	0.95%	to	2.65%	23,824,168	14.47	to	10.58	339,222,705	1.04%	12.55%	to	10.67%
2005	0.95%	to	2.65%	29,996,004	12.85	to	9.56	380,305,497	0.88%	6.42%	to	4.65%
2004	0.95%	to	2.65%	35,853,013	12.08	to	9.13	427,878,572	1.23%	8.71%	to	6.91%
Nationwide VIT - Nationwide Fund - Class II (TRF2)
2008	1.50%	to	2.60%	87,219	7.86	to	7.29	671,229	1.14%	-42.49%	to	-43.13%
2007	1.50%	to	2.60%	115,811	13.66	to	12.82	1,545,946	0.76%	6.27%	to	5.07%
2006	1.50%	to	2.60%	181,993	12.86	to	12.20	2,282,112	0.92%	11.70%	to	10.46%
2005	1.50%	to	2.60%	195,744	11.51	to	11.05	2,210,461	0.67%	5.44%	to	4.26%
2004	1.50%	to	2.60%	228,367	10.92	to	10.59	2,461,950	1.03%	7.89%	to	6.69%
Nationwide VIT - Nationwide Leaders Fund - Class I (GVUS1)
2008	1.25%			221	8.28			1,830	0.78%	-50.53%
2006	1.25%			263	15.20			3,997	0.85%	14.60%
2005	1.25%			286	13.26			3,793	1.19%	8.94%
2004	1.25%			311	12.17			3,786	0.38%	17.31%
Non-tax qualified
2007	1.25%			241	16.74			4,035	1.07%	10.16%

(Continued)

134

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT - Nationwide Leaders Fund - Class III (GVUSL)
2008	0.95%	to	2.25%	663,781	$9.23	to	8.43	$6,047,515	0.76%	-50.42%	to	-51.13%
2007	0.95%	to	2.25%	854,701	18.61	to	17.25	15,708,795	0.96%	10.49%	to	9.10%
2006	0.95%	to	2.65%	1,305,544	16.84	to	15.50	21,591,447	0.73%	15.02%	to	13.12%
2005	0.95%	to	2.65%	974,521	14.64	to	13.70	14,087,780	1.51%	9.26%	to	7.46%
2004	0.95%	to	2.25%	517,620	13.40	to	12.90	6,878,568	0.39%	17.64%	to	16.19%
Nationwide VIT - Neuberger Berman Multi-Cap Opportunities Fund - Class I (NVNMO1)
2008	0.95%	to	1.65%	24,053	5.15	to	5.12	123,576	0.00%	-48.51%	to	-48.75	% (a) (b)
Nationwide VIT - Neuberger Berman Socially Responsible Fund - Class I (NVNSR1)
2008	0.95%	to	2.20%	1,045,538	6.14	to	6.08	6,412,440	0.50%	-38.61%	to	-39.18	% (a) (b)
Nationwide VIT - Short Term Bond Fund - Class II (NVSTB2)
2008	0.95%	to	2.20%	208,273	9.88	to	9.80	2,054,736	2.36%	-1.20%	to	-2.03	% (a) (b)
Nationwide VIT - Technology and Communications Fund - Class I (GGTC)
2008	0.95%	to	1.90%	374,006	2.02	to	1.86	747,529	0.00%	-49.06%	to	-49.55%
2007	0.95%	to	2.20%	455,623	3.96	to	4.45	1,833,559	0.00%	18.95%	to	17.53%
2006	0.95%	to	2.20%	572,880	3.33	to	3.78	1,988,895	0.00%	10.12%	to	8.78%
2005	0.95%	to	2.20%	788,346	3.02	to	2.83	2,499,299	0.00%	-1.46%	to	-2.70%
2004	0.95%	to	2.20%	997,831	3.07	to	3.57	3,219,904	0.00%	3.32%	to	2.08%
Nationwide VIT - Technology and Communications Fund - Class III (GGTC3)
2008	0.95%	to	2.40%	530,725	7.45	to	6.75	3,893,594	0.00%	-49.08%	to	-49.89%
2007	0.95%	to	2.55%	1,242,540	14.64	to	13.36	17,936,450	0.00%	19.04%	to	17.20%
2006	0.95%	to	2.40%	1,016,600	12.30	to	11.48	12,346,090	0.00%	10.03%	to	8.47%
2005	0.95%	to	2.40%	916,675	11.18	to	10.59	10,136,663	0.00%	-1.46%	to	-2.91%
2004	0.95%	to	2.40%	1,321,233	11.34	to	10.90	14,861,753	0.00%	3.29%	to	1.84%
Nationwide VIT - U.S. Growth Leaders Fund - Class I (GVUG1)
2008	1.25%	to	2.25%	32,147	10.39	to	7.74	303,734	0.00%	-42.03%	to	-42.62%
2007	1.25%	to	2.25%	29,414	17.91	to	13.48	491,713	0.00%	20.95%	to	19.72%
2006	1.25%	to	2.25%	30,749	14.81	to	11.26	430,940	0.36%	-1.53%	to	-2.53%
2005	1.25%	to	2.25%	21,415	15.04	to	11.55	316,390	0.00%	10.57%	to	15.52	% (b)
2004	1.25%			17,830	13.60			242,559	0.00%	11.00%
Nationwide VIT - U.S. Growth Leaders Fund - Class III (GVUGL)
2008	0.95%	to	2.60%	806,416	9.76	to	8.69	7,732,189	0.00%	-41.82%	to	-42.79%
2007	0.95%	to	2.60%	1,182,851	16.78	to	15.19	19,501,101	0.00%	21.26%	to	19.23%
2006	0.95%	to	2.65%	1,642,957	13.84	to	12.72	22,390,777	0.25%	-1.23%	to	-2.89%
2005	0.95%	to	2.65%	1,991,805	14.01	to	13.10	27,583,203	0.00%	10.93%	to	9.10%
2004	0.95%	to	2.60%	1,936,359	12.63	to	12.02	24,247,683	0.00%	11.38%	to	9.52%
Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)
2008	0.95%	to	2.65%	3,874,794	8.43	to	6.06	32,033,298	1.92%	-37.59%	to	-38.75%
2007	0.95%	to	2.60%	5,253,145	13.51	to	9.94	69,826,598	1.77%	-3.15%	to	-4.72%
2006	0.95%	to	2.60%	6,614,484	13.95	to	10.43	90,688,992	1.68%	14.81%	to	12.95%
2005	0.95%	to	2.60%	7,349,707	12.15	to	9.24	88,152,657	1.60%	3.26%	to	1.59%
2004	0.95%	to	2.60%	8,373,849	11.77	to	9.09	97,664,621	1.30%	16.38%	to	14.55%
Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)
2008	0.95%	to	2.60%	6,067,116	12.37	to	10.39	73,652,612	6.83%	-18.08%	to	-19.44%
2007	0.95%	to	2.60%	9,025,394	15.10	to	12.83	133,623,996	3.91%	3.63%	to	1.91%
2006	0.95%	to	2.65%	10,669,793	14.57	to	12.54	152,161,010	3.94%	3.84%	to	2.08%
2005	0.95%	to	2.65%	12,458,176	14.03	to	12.28	171,819,314	3.90%	1.21%	to	-0.50%
2004	0.95%	to	2.65%	12,983,235	13.86	to	12.34	177,337,309	4.89%	5.52%	to	3.74%
Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)
2008	0.95%	to	1.95%	155,589	5.61	to	5.57	871,617	4.12%	-43.89%	to	-44.27	% (a) (b)
Neuberger Berman AMT - Focus Portfolio - Class I (AMFOS)
2005	1.50%	to	2.60%	39,503	21.03	to	20.18	816,015	0.00%	-1.60%	to	-2.70%
2004	1.50%	to	2.60%	45,622	21.37	to	20.74	963,014	0.00%	4.62%	to	3.45%

(Continued)

135

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman AMT - Guardian Portfolio - Class I (AMGP)
2008	0.95%	to	2.65%	3,174,895	$13.25	to	7.86	$38,909,878	0.51%	-37.84%	to		-38.97%
2007	0.95%	to	2.30%	4,032,425	21.32	to	13.29	80,055,450	0.26%	6.36%	to		4.97%
2006	0.95%	to	2.30%	5,156,402	20.04	to	12.66	95,524,513	0.63%	12.30%	to		10.83%
2005	0.95%	to	2.40%	6,511,626	17.85	to	11.34	107,576,898	0.15%	7.36%	to		5.85%
2004	0.95%	to	2.40%	7,395,161	16.62	to	10.72	114,487,471	0.12%	14.71%	to		13.13%
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
2008	0.95%	to	2.20%	266,109	5.63	to	7.39	1,559,540	0.00%	-46.95%	to		-47.70%
2007	0.95%	to	2.40%	1,121,173	10.61	to	14.06	12,875,434	2.30%	2.23%	to		0.79%
2006	0.95%	to	2.40%	506,394	10.38	to	13.95	5,724,548	0.37%	3.83%	to	2.87	% (a) (b)
2005	1.25%			812	11.65			9,462	0.21%	16.53%			(a) (b)
Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)
2008	0.95%	to	2.30%	4,899,483	15.00	to	8.04	66,348,641	0.00%	-43.91%	to		-44.73%
2007	0.95%	to	2.35%	6,698,477	26.75	to	14.48	160,332,215	0.00%	21.36%	to		19.74%
2006	0.95%	to	2.65%	8,624,822	22.04	to	11.80	167,202,644	0.00%	13.61%	to		11.74%
2005	0.95%	to	2.65%	10,420,932	19.40	to	10.56	179,006,315	0.00%	12.66%	to		10.81%
2004	0.95%	to	2.65%	12,187,318	17.22	to	9.53	186,500,405	0.00%	15.20%	to		13.31%
Neuberger Berman AMT - Partners Portfolio - Class I (AMTP)
2008	0.95%	to	2.40%	5,238,503	8.40	to	6.90	45,631,990	0.46%	-52.85%	to		-53.60%
2007	0.95%	to	2.65%	7,015,661	17.81	to	14.54	129,223,624	0.60%	8.29%	to		6.48%
2006	0.95%	to	2.65%	9,274,134	16.45	to	13.66	158,663,346	0.69%	11.18%	to		9.33%
2005	0.95%	to	2.65%	11,757,754	14.79	to	12.49	180,431,475	1.02%	16.93%	to		15.02%
2004	0.95%	to	2.35%	9,929,548	12.65	to	11.06	130,061,644	0.01%	17.85%	to		16.28%
Neuberger Berman AMT - Regency Portfolio - Class S (AMRS)
2008	0.95%	to	2.15%	408,423	5.58	to	6.65	2,329,001	0.85%	-46.46%	to		-47.19%
2007	0.95%	to	2.15%	536,697	10.42	to	12.60	5,708,166	0.46%	2.07%	to		0.87%
2006	0.95%	to	2.05%	461,292	10.20	to	12.51	4,821,327	0.66%	2.04%	to	1.31	% (a) (b)
2005	1.25%	to	2.25%	8,773	11.57	to	11.49	101,379	0.00%	15.65%	to	14.88	% (a) (b)
Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS)
2008	0.95%	to	2.60%	150,345	5.82	to	7.67	1,041,006	0.00%	-40.05%	to		-41.05%
2007	0.95%	to	2.60%	138,132	9.71	to	13.01	1,705,972	0.00%	-0.45%	to		-2.11%
2006	0.95%	to	2.60%	118,814	9.76	to	13.29	1,557,992	0.00%	-2.44%	to	2.52	% (a)
2005	1.50%	to	2.60%	117,937	13.51	to	12.97	1,575,618	0.00%	1.36%	to		0.23%
2004	1.50%	to	2.60%	134,690	13.33	to	12.94	1,780,981	0.00%	10.20%	to		8.97%
Neuberger Berman AMT - Socially Responsive Portfolio - Class I (AMSRS)
2008	0.95%	to	2.45%	389,079	8.62	to	8.03	3,377,675	1.01%	-40.02%	to		-40.93%
2007	0.95%	to	2.20%	1,195,809	14.37	to	16.56	17,666,241	0.11%	6.59%	to		5.30%
2006	0.95%	to	2.20%	801,737	13.48	to	15.73	11,396,044	0.13%	12.63%	to		11.26%
2005	0.95%	to	2.20%	380,100	11.97	to	14.14	4,777,305	0.00%	5.84%	to		4.56%
2004	0.95%	to	2.20%	119,039	11.31	to	11.22	1,430,368	0.00%	13.12%	to	12.17	% (a) (b)
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
2008	0.95%	to	2.65%	12,747,789	9.80	to	6.67	126,536,235	0.15%	-46.04%	to		-47.02%
2007	0.95%	to	2.70%	17,017,191	18.15	to	12.53	312,810,367	0.24%	13.06%	to		11.12%
2006	0.95%	to	2.70%	21,906,532	16.06	to	11.27	357,036,397	0.39%	6.93%	to		5.08%
2005	0.95%	to	2.70%	28,080,385	15.02	to	10.73	427,622,622	0.92%	4.10%	to		2.30%
2004	0.95%	to	2.70%	32,989,279	14.42	to	10.49	483,179,895	0.31%	5.92%	to		4.12%
Oppenheimer VAF - Capital Appreciation Fund - Service Class (OVCAFS)
2008	1.50%	to	2.60%	441,461	6.98	to	6.47	3,022,639	0.00%	-46.48%	to		-47.08%
2007	1.50%	to	2.60%	515,617	13.03	to	12.23	6,607,818	0.01%	12.14%	to		10.88%
2006	1.50%	to	2.60%	561,578	11.62	to	11.03	6,433,761	0.20%	6.07%	to		4.89%
2005	1.50%	to	2.60%	651,152	10.96	to	10.52	7,054,563	0.75%	3.29%	to		2.14%
2004	1.50%	to	2.60%	733,839	10.61	to	10.29	7,717,903	0.22%	5.02%	to		3.84%
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
2008	0.95%	to	2.65%	6,681,809	13.87	to	12.60	91,407,219	1.60%	-40.76%	to		-41.86%
2007	0.95%	to	2.65%	8,674,031	23.41	to	21.68	200,680,424	1.42%	5.32%	to		3.57%
2006	0.95%	to	2.65%	10,676,504	22.23	to	20.93	234,998,177	1.03%	16.57%	to		14.67%
2005	0.95%	to	2.65%	11,634,927	19.07	to	18.25	220,237,863	0.96%	13.25%	to		11.39%
2004	0.95%	to	2.65%	10,678,196	16.84	to	16.39	178,971,646	1.09%	18.06%	to		16.16%

(Continued)

136

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)
2008	0.95%	to	2.85%	7,350,485	$8.82	to	11.65	$65,562,649	1.66%	-40.76%	to	-41.97%
2007	0.95%	to	2.85%	9,761,653	14.89	to	20.08	153,056,196	1.43%	5.30%	to	3.34%
2006	0.95%	to	2.85%	11,724,356	14.14	to	19.43	180,011,728	1.05%	16.58%	to	14.43%
2005	0.95%	to	2.85%	14,093,591	12.13	to	16.98	186,103,129	1.01%	13.23%	to	11.14%
2004	0.95%	to	2.85%	16,374,164	10.72	to	15.28	191,319,125	1.23%	18.03%	to	15.90%
Oppenheimer VAF - Global Securities Fund - Service Class (OVGSS)
2008	1.50%	to	2.60%	299,786	10.11	to	9.38	2,960,179	1.33%	-41.23%	to	-41.89%
2007	1.50%	to	2.60%	370,311	17.20	to	16.14	6,237,525	1.22%	4.48%	to	3.31%
2006	1.50%	to	2.60%	416,735	16.47	to	15.63	6,740,600	0.85%	15.61%	to	14.32%
2005	1.50%	to	2.60%	497,633	14.24	to	13.67	6,993,925	0.85%	12.35%	to	11.10%
2004	1.50%	to	2.60%	565,069	12.68	to	12.30	7,094,421	1.10%	17.10%	to	15.79%
Oppenheimer VAF - High Income Fund - Class 3 (OVHI3)
2008	0.95%	to	2.20%	160,909	2.01	to	1.96	322,010	5.25%	-79.09%	to	-79.36%
2007	0.95%	to	2.25%	182,957	9.60	to	9.52	1,752,944	0.00%	-4.00%	to	-4.85	% (a) (b)
Oppenheimer VAF - High Income Fund - Non-Service Class (OVHI)
2008	0.95%	to	1.70%	58,162	2.20	to	2.29	128,455	8.37%	-78.88%	to	-79.10%
2007	0.95%	to	2.25%	128,274	10.43	to	10.79	1,349,911	9.65%	-1.06%	to	-2.33%
2006	0.95%	to	2.30%	225,947	10.54	to	11.04	2,407,087	0.00%	5.41%	to	4.47	% (a) (b)
Oppenheimer VAF - High Income Fund - Service Class (OVHIS)
2008	1.25%			9,322	2.50			23,306	7.46%	-78.84%
2007	1.25%			10,820	11.83			127,992	10.61%	-1.72%
2006	1.25%			11,906	12.04			143,303	8.95%	7.86%
2005	1.25%			22,431	11.16			250,299	8.18%	0.73%
2004	1.25%			9,185	11.08			101,746	0.35%	7.37%
Oppenheimer VAF - Main Street Small Cap Fund(R) - Non-Service Class (OVSC)
2008	0.95%	to	2.20%	954,905	6.04	to	7.85	5,836,724	0.51%	-38.42%	to	-39.28%
2007	0.95%	to	2.20%	1,108,657	9.82	to	12.94	11,355,895	0.31%	-2.15%	to	-3.35%
2006	0.95%	to	2.25%	660,025	10.03	to	9.94	7,089,285	0.00%	0.31%	to	-0.56	% (a) (b)
Oppenheimer VAF - Main Street Small Cap Fund(R) - Service Class (OVSCS)
2008	1.25%			15,897	8.87			141,006	0.26%	-38.78%
2007	1.25%			13,112	14.48			189,918	0.17%	-2.63%
2006	1.25%			14,220	14.88			211,533	0.02%	13.23%
2005	1.25%			12,741	13.14			167,389	0.00%	8.35%
2004	1.25%			4,053	12.13			49,145	0.00%	17.69%
Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)
2008	0.95%	to	2.65%	13,429,592	8.51	to	6.75	119,566,222	1.61%	-39.06%	to	-40.17%
2007	0.95%	to	2.65%	18,473,644	13.96	to	11.28	270,387,331	1.08%	3.43%	to	1.70%
2006	0.95%	to	2.65%	23,057,427	13.50	to	11.09	329,617,768	1.16%	13.94%	to	12.04%
2005	0.95%	to	2.65%	27,537,079	11.85	to	9.90	345,511,948	1.36%	4.97%	to	3.21%
2004	0.95%	to	2.65%	32,018,278	11.29	to	9.59	383,272,912	0.84%	8.42%	to	6.64%
Oppenheimer VAF - Main Street(R) - Service Class (OVGIS)
2008	1.50%	to	2.60%	391,338	7.86	to	7.30	3,018,113	1.37%	-39.55%	to	-40.22%
2007	1.50%	to	2.60%	664,432	13.01	to	12.21	8,506,714	0.86%	2.58%	to	1.43%
2006	1.50%	to	2.60%	714,818	12.68	to	12.03	8,944,319	0.98%	13.04%	to	11.78%
2005	1.50%	to	2.60%	782,227	11.22	to	10.77	8,680,626	1.15%	4.16%	to	3.00%
2004	1.50%	to	2.60%	862,728	10.77	to	10.45	9,221,380	0.69%	7.51%	to	6.31%
Oppenheimer VAF - Mid Cap Fund - Non-Service Class (OVAG)
2008	0.95%	to	2.30%	6,695,313	7.35	to	2.95	53,173,243	0.00%	-49.55%	to	-50.24%
2007	0.95%	to	2.70%	8,636,413	14.57	to	11.51	135,797,826	0.00%	5.32%	to	3.48%
2006	0.95%	to	2.70%	11,328,404	13.83	to	11.12	171,399,480	0.00%	1.98%	to	0.23%
2005	0.95%	to	2.70%	14,779,566	13.56	to	11.10	218,757,332	0.00%	11.26%	to	9.38%
2004	0.95%	to	2.70%	16,225,604	12.19	to	10.15	215,497,732	0.00%	18.64%	to	16.63%

(Continued)

137

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Oppenheimer VAF - Strategic Bond Fund - Service Class (OVSBS)
2008	1.50%	to	2.60%	346,353	$12.27	to	11.39	$4,170,962	5.23%	-15.77%	to	-16.71%
2007	1.50%	to	2.60%	452,665	14.57	to	13.67	6,489,866	3.32%	7.90%	to	6.69%
2006	1.50%	to	2.60%	418,884	13.50	to	12.81	5,583,752	3.61%	5.63%	to	4.45%
2005	1.50%	to	2.60%	360,341	12.78	to	12.27	4,553,817	4.19%	0.95%	to	-0.18%
2004	1.50%	to	2.60%	398,799	12.66	to	12.29	5,008,223	4.92%	6.81%	to	5.62%
PIMCO VIT - Real Return Portfolio - Administrative Class (PMVRRA)
2008	0.95%	to	1.30%	66,141	10.25	to	10.15	675,187	3.63%	-7.91%	to	-8.31%
2007	0.95%	to	1.30%	25,083	11.13	to	11.07	278,591	5.95%	9.66%	to	9.28%
2006	0.95%	to	1.30%	74,407	10.15	to	10.13	755,146	3.97%	1.50%	to	1.30	% (a) (b)
PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)
2008	0.95%	to	1.30%	153,732	11.58	to	11.47	1,774,326	4.48%	3.86%	to	3.43%
2007	0.95%	to	1.30%	33,848	11.15	to	11.09	376,864	5.60%	7.73%	to	7.15%
2006	0.95%	to	1.10%	21,396	10.35	to	10.35	221,448	3.67%	3.50%	to	3.50	% (a) (b)
Putnam VT - Growth and Income Fund - Class IB (PVGIB)
2008	1.25%			1,634	7.81			12,762	2.03%	-39.46%
2007	1.25%			2,177	12.91			28,097	1.24%	-7.22%
2006	1.25%			2,742	13.91			38,143	1.39%	14.47%
2005	1.25%			3,329	12.15			40,456	2.10%	3.92%
2004	1.25%			1,598	11.69			18,688	0.00%	9.72%
Royce Capital Fund - Micro Cap Portfolio (ROCMC)
2008	0.95%	to	1.30%	68,775	6.37	to	6.31	436,495	3.32%	-43.83%	to	-44.06%
2007	0.95%	to	1.30%	41,378	11.34	to	11.28	467,888	2.31%	3.00%	to	2.64%
2006	0.95%	to	1.20%	11,724	11.01	to	10.99	128,982	0.31%	10.10%	to	9.90	% (a) (b)
SBL Fund - Series D (Global Series) (SBLD)
2008	0.95%	to	1.30%	21,833	7.65	to	7.58	166,288	0.00%	-33.80%	to	-39.17%
2007	1.10%	to	1.30%	15,283	12.50	to	12.46	190,962	0.00%	7.67%	to	7.32%
2006	1.10%	to	1.15%	10,257	11.61	to	11.61	119,083	0.00%	16.10%	to	16.10	% (a) (b)
SBL Fund - Series J (Mid Cap Growth Series) (SBLJ)
2008	0.95%	to	1.30%	11,088	5.43	to	5.38	59,995	0.00%	-40.53%	to	-40.75%
2007	0.95%	to	1.30%	6,602	9.13	to	9.08	60,149	0.00%	-11.36%	to	-11.67%
2006	0.95%	to	1.20%	5,632	10.30	to	10.28	57,954	0.00%	3.00%	to	2.80	% (a) (b)
SBL Fund - Series N (Managed Asset Allocation Series) (SBLN)
2008	0.95%	to	1.25%	12,844	8.34	to	8.28	106,763	0.00%	-27.92%	to	-28.06%
2007	0.95%	to	1.25%	10,932	11.57	to	11.51	126,202	0.00%	5.09%	to	4.64%
2006	1.10%	to	1.25%	5,872	11.01	to	11.00	64,646	0.00%	10.10%	to	10.00	% (a) (b)
SBL Fund - Series O (All Cap Value Series) (SBLO)
2008	0.95%	to	1.30%	117,337	7.06	to	7.00	826,269	0.00%	-39.03%	to	-39.24%
2007	0.95%	to	1.30%	25,150	11.58	to	11.52	290,548	0.00%	1.85%	to	1.41%
2006	0.95%	to	1.15%	13,985	11.37	to	11.36	158,900	0.00%	13.70%	to	13.60	% (a) (b)
SBL Fund - Series P (High Yield Series) (SBLP)
2008	0.95%	to	1.30%	17,473	7.43	to	7.37	129,324	0.00%	-30.69%	to	-30.86%
2007	0.95%	to	1.30%	40,974	10.72	to	10.66	438,344	0.00%	1.13%	to	0.76%
2006	0.95%	to	1.30%	57,506	10.60	to	10.58	609,242	0.00%	6.00%	to	5.80	% (a) (b)
SBL Fund - Series Q (Small Cap Value Series) (SBLQ)
2008	0.95%	to	1.30%	64,592	7.16	to	7.10	460,344	0.00%	-39.17%	to	-39.37%
2007	0.95%	to	1.30%	52,222	11.77	to	11.71	612,804	0.00%	9.29%	to	8.83%
2006	1.10%	to	1.20%	17,623	10.77	to	10.76	189,748	0.00%	7.70%	to	7.60	% (a) (b)
SBL Fund - Series V (Mid Cap Value Series) (SBLV)
2008	0.95%	to	1.30%	173,469	7.68	to	7.61	1,327,038	0.00%	-29.15%	to	-29.41%
2007	0.95%	to	1.30%	128,838	10.84	to	10.78	1,392,964	0.00%	0.93%	to	0.56%
2006	0.95%	to	1.25%	48,041	10.74	to	10.72	515,556	0.00%	7.40%	to	7.20	% (a) (b)
SBL Fund - Series X (Small Cap Growth Series) (SBLX)
2008	0.95%	to	1.15%	4,010	5.65	to	5.62	22,552	0.00%	-47.59%	to	-47.82%
2007	1.10%	to	1.15%	145	10.78	to	10.77	1,561	0.00%	4.46%	to	4.36%
2006	1.10%	to	1.15%	81	10.32	to	10.32	836	0.00%	3.20%	to	3.20	% (a) (b)

(Continued)

138

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
SBL Fund - Series Y (Select 25 Series) (SBLY)
2008	1.10%	to	1.25%	2,318	$6.26	to	6.23	$14,497	0.00%	-37.77%	to	-37.89%
2007	1.10%	to	1.25%	545	10.06	to	10.03	5,466	0.00%	-7.20%	to	-7.39%
2006	1.10%	to	1.25%	1,127	10.84	to	10.83	12,212	0.00%	8.40%	to	8.30	% (a) (b)
T. Rowe Price Blue Chip Growth Portfolio - II (TRBCG2)
2008	0.95%	to	2.20%	1,679,454	6.69	to	7.45	11,323,627	0.10%	-43.20%	to	-43.97%
2007	0.95%	to	2.20%	1,844,368	11.78	to	13.30	22,155,421	0.10%	11.41%	to	10.07%
2006	0.95%	to	2.20%	1,416,705	10.58	to	12.09	15,312,049	0.38%	5.76%	to	4.89	% (a) (b)
2005	1.25%	to	2.25%	4,352	11.22	to	11.15	48,642	0.17%	12.21%	to	11.46	% (a) (b)
T. Rowe Price Equity Income Portfolio - II (TREI2)
2008	0.95%	to	2.65%	1,993,851	7.10	to	7.62	14,377,376	2.16%	-36.87%	to	-38.03%
2007	0.95%	to	2.65%	1,986,743	11.25	to	12.29	22,946,653	1.71%	2.05%	to	0.35%
2006	0.95%	to	2.25%	1,364,550	11.02	to	12.34	15,774,454	1.36%	10.24%	to	9.31	% (a) (b)
2005	1.25%	to	2.25%	29,153	10.55	to	10.48	306,871	0.76%	5.49%	to	4.78	% (a) (b)
T. Rowe Price Limited Term Bond Portfolio - Class II (TRLT2)
2008	0.95%	to	2.65%	1,526,688	10.75	to	10.18	16,328,229	3.76%	0.34%	to	-1.36%
2007	0.95%	to	2.05%	597,947	10.71	to	10.51	6,383,646	4.21%	4.22%	to	3.06%
2006	0.95%	to	1.85%	278,165	10.28	to	10.22	2,857,789	3.45%	2.77%	to	2.15	% (a) (b)
2005	1.25%	to	2.25%	10,922	10.04	to	9.98	109,196	1.04%	0.44%	to	-0.24	% (a) (b)
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2008	0.95%	to	2.25%	5,103,159	8.07	to	5.36	40,160,422	0.78%	-35.05%	to	-35.95%
2007	0.95%	to	2.70%	6,507,082	12.43	to	8.03	78,657,447	0.56%	6.76%	to	4.91%
2006	0.95%	to	2.70%	8,426,635	11.64	to	7.66	94,920,399	0.11%	8.17%	to	6.29%
2005	0.95%	to	2.70%	10,565,350	10.76	to	7.21	110,388,147	0.00%	2.63%	to	0.85%
2004	0.95%	to	2.70%	13,226,882	10.49	to	7.14	134,949,800	0.38%	5.20%	to	3.41%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2008	1.50%	to	2.60%	13,576	7.25	to	6.73	96,608	0.44%	-35.57%	to	-36.29%
2007	1.50%	to	2.60%	18,076	11.26	to	10.56	199,928	0.29%	5.87%	to	4.68%
2006	1.50%	to	2.60%	21,134	10.63	to	10.09	221,499	0.00%	7.33%	to	6.13%
2005	1.50%	to	2.60%	31,607	9.91	to	9.51	309,376	0.00%	1.81%	to	0.67%
2004	1.50%	to	2.60%	44,270	9.73	to	9.44	425,727	0.17%	4.35%	to	3.19%
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Class R1 (VWEMR)
2008	0.95%	to	2.15%	785,222	10.86	to	10.28	8,463,673	0.00%	-65.09%	to	-65.59%
2007	0.95%	to	2.65%	1,458,468	31.11	to	29.32	45,060,130	0.44%	36.25%	to	34.09%
2006	0.95%	to	2.40%	1,627,022	22.83	to	22.02	36,935,001	0.61%	38.21%	to	36.37%
2005	0.95%	to	2.40%	1,743,322	16.52	to	16.14	28,703,317	0.59%	30.62%	to	28.87%
2004	0.95%	to	2.05%	908,023	12.65	to	12.56	11,466,172	0.00%	26.48%	to	25.57	% (a) (b)
Van Eck Worldwide Insurance Trust - Emerging Markets Fund - Initial Class (VWEM)
2008	0.95%	to	2.20%	857,455	10.05	to	12.21	10,692,912	0.00%	-65.12%	to	-65.56%
2007	0.95%	to	2.20%	1,160,958	28.82	to	35.46	42,349,252	0.47%	36.30%	to	34.57%
2006	0.95%	to	2.30%	1,535,950	21.14	to	34.65	43,798,341	0.64%	38.17%	to	36.47%
2005	0.95%	to	2.30%	2,068,868	15.30	to	25.39	41,782,827	0.81%	30.75%	to	29.12%
2004	0.95%	to	2.30%	2,577,130	11.70	to	19.67	39,447,879	0.64%	24.70%	to	23.16%
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Class R1 (VWHAR)
2008	0.95%	to	2.65%	1,269,810	17.80	to	16.49	22,418,503	0.37%	-46.61%	to	-47.54%
2007	0.95%	to	2.65%	1,841,149	33.35	to	31.43	60,950,614	0.11%	43.94%	to	41.61%
2006	0.95%	to	2.65%	1,987,076	23.17	to	22.19	45,765,443	0.08%	23.36%	to	21.42%
2005	0.95%	to	2.40%	2,553,864	18.78	to	18.36	47,804,049	0.18%	50.18%	to	48.19%
2004	0.95%	to	2.40%	1,131,969	12.50	to	12.39	14,137,698	0.00%	25.05%	to	23.88	% (a) (b)
Van Eck Worldwide Insurance Trust - Hard Assets Fund - Initial Class (VWHA)
2008	0.95%	to	2.20%	540,162	17.41	to	21.01	11,028,030	0.32%	-46.64%	to	-47.31%
2007	0.95%	to	2.20%	800,293	32.63	to	39.87	30,418,032	0.13%	43.97%	to	42.14%
2006	0.95%	to	2.30%	1,061,403	22.66	to	32.53	29,115,074	0.07%	23.31%	to	21.81%
2005	0.95%	to	2.30%	1,384,893	18.38	to	26.71	30,499,273	0.36%	50.24%	to	48.39%
2004	0.95%	to	2.30%	1,848,191	12.23	to	18.00	27,183,400	0.43%	23.05%	to	21.53%

(Continued)

139

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Van Kampen LIT - Capital Growth Portfolio - Class II (ACEG2)
2008	1.50%	to	2.50%	207,406	$5.90	to	5.51	$1,194,326	0.19%	-49.88%	to	-50.39%
2007	1.50%	to	2.50%	215,311	11.77	to	11.11	2,481,515	0.00%	14.88%	to	13.71%
2006	1.50%	to	2.60%	254,837	10.25	to	9.72	2,564,525	0.00%	1.09%	to	-0.04%
2005	1.50%	to	2.60%	281,218	10.14	to	9.73	2,808,969	0.01%	6.03%	to	4.85%
2004	1.50%	to	2.60%	302,950	9.56	to	9.28	2,865,969	0.00%	5.18%	to	4.00%
Van Kampen LIT - Comstock Portfolio - Class II (ACC2)
2008	1.50%	to	2.60%	1,011,292	8.55	to	7.93	8,446,011	2.42%	-36.77%	to	-37.47%
2007	1.50%	to	2.60%	1,281,115	13.52	to	12.68	16,966,951	1.68%	-3.80%	to	-4.88%
2006	1.50%	to	2.60%	1,437,197	14.05	to	13.33	19,854,900	1.25%	14.31%	to	13.04%
2005	1.50%	to	2.60%	1,555,924	12.29	to	11.80	18,867,355	0.94%	2.55%	to	1.41%
2004	1.50%	to	2.60%	1,625,539	11.99	to	11.63	19,291,848	0.75%	15.67%	to	14.38%
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class I (MSVFI)
2008	0.95%	to	2.20%	797,752	9.69	to	9.32	7,688,511	4.53%	-11.06%	to	-12.20%
2007	0.95%	to	2.20%	1,037,706	10.90	to	10.62	11,267,437	4.26%	4.45%	to	3.14%
2006	0.95%	to	2.15%	385,528	10.43	to	10.30	4,016,565	0.90%	4.34%	to	3.51	% (a) (b)
Van Kampen UIF - Core Plus Fixed Income Portfolio - Class II (MSVF2)
2008	1.50%	to	2.60%	75,504	9.90	to	9.29	731,256	4.73%	-11.80%	to	-12.78%
2007	1.50%	to	2.60%	93,300	11.22	to	10.65	1,030,437	3.94%	3.63%	to	2.47%
2006	1.50%	to	2.60%	60,560	10.83	to	10.39	647,614	4.75%	2.01%	to	0.88%
2005	1.50%	to	2.60%	37,278	10.61	to	10.30	391,951	2.96%	2.38%	to	1.24%
2004	1.50%	to	2.45%	27,302	10.37	to	10.20	282,081	5.05%	2.51%	to	1.52%
Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)
2008	0.95%	to	2.20%	586,733	18.47	to	23.15	12,992,341	7.09%	-15.78%	to	-16.86%
2007	0.95%	to	2.40%	837,101	21.93	to	27.34	22,021,247	6.99%	5.51%	to	4.01%
2006	0.95%	to	2.40%	1,142,148	20.79	to	26.29	28,742,683	8.28%	9.76%	to	8.20%
2005	0.95%	to	2.40%	1,499,114	18.94	to	24.29	34,255,801	7.61%	11.19%	to	9.63%
2004	0.95%	to	2.40%	1,923,815	17.03	to	22.16	39,415,803	6.36%	9.02%	to	7.48%
Van Kampen UIF - Mid Cap Growth Portfolio- Class I (MSVMG)
2008	0.95%	to	2.20%	1,708,103	5.63	to	5.04	9,472,731	0.81%	-47.27%	to	-47.94%
2007	0.95%	to	2.20%	2,396,216	10.68	to	9.69	26,414,168	0.00%	21.49%	to	19.95%
2006	0.95%	to	2.65%	3,019,705	8.79	to	11.39	28,519,749	0.00%	8.24%	to	6.46%
2005	0.95%	to	2.25%	3,599,728	8.12	to	10.97	31,087,420	0.00%	16.45%	to	15.02%
2004	0.95%	to	2.25%	3,445,048	6.97	to	9.54	25,755,104	0.00%	20.44%	to	18.98%
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.95%	to	2.85%	5,202,889	17.32	to	16.43	95,025,061	3.37%	-38.49%	to	-39.77%
2007	0.95%	to	2.85%	7,005,630	28.15	to	27.28	208,397,721	1.16%	-17.86%	to	-19.40%
2006	0.95%	to	2.85%	10,845,668	34.27	to	33.85	395,730,180	1.10%	36.74%	to	34.27%
2005	0.95%	to	2.85%	12,119,855	25.06	to	25.21	323,563,099	1.20%	15.94%	to	13.84%
2004	0.95%	to	2.85%	14,131,924	21.62	to	22.14	325,936,456	1.46%	35.10%	to	32.66%
Victory VIF - Diversified Stock Fund - Class A (VYDS)
2008	0.95%	to	2.05%	691,105	8.82	to	7.89	5,917,748	0.73%	-38.46%	to	-39.19%
2007	0.95%	to	2.15%	975,201	14.33	to	12.87	13,517,054	0.67%	8.90%	to	7.64%
2006	0.95%	to	2.15%	1,255,579	13.16	to	11.96	15,902,096	0.32%	12.60%	to	11.30%
2005	0.95%	to	2.15%	1,477,938	11.68	to	10.74	16,700,637	0.08%	7.72%	to	6.46%
2004	0.95%	to	2.15%	1,705,072	10.85	to	10.09	17,971,207	0.54%	8.62%	to	7.40%
W&R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLBP)
2006	0.95%	to	2.45%	3,102,882	12.22	to	11.17	37,128,029	3.38%	2.98%	to	1.43%
2005	0.95%	to	2.45%	3,575,770	11.87	to	11.01	41,681,171	3.05%	0.72%	to	-0.78%
2004	0.95%	to	2.45%	4,015,932	11.78	to	11.10	46,637,192	2.83%	0.65%	to	-0.82%
Wells Fargo AVT - Opportunity Fund(SM) (SVOF)
2008	0.95%	to	2.65%	8,437,109	8.03	to	8.65	67,613,857	1.87%	-40.67%	to	-41.75%
2007	0.95%	to	2.70%	10,766,464	13.53	to	14.79	148,802,499	0.62%	5.61%	to	3.80%
2006	0.95%	to	2.70%	13,514,581	12.81	to	14.25	180,134,788	0.00%	11.16%	to	9.25%
2005	0.95%	to	2.70%	16,647,315	11.52	to	13.04	200,165,641	0.00%	6.86%	to	5.03%
2004	0.95%	to	2.70%	19,567,386	10.78	to	12.42	220,663,748	0.00%	17.10%	to	15.15%

(Continued)

140

NATIONWIDE VARIABLE ACCOUNT-9 (NOTES TO FINANCIAL STATEMENTS, Continued)

2008	Reserves for annuity contracts in payout phase:	67,678,494
2008	Contract owners’ equity	$7,651,606,707
2007	Reserves for annuity contracts in payout phase:	100,490,623
2007	Contract owners’ equity	$14,026,009,866
2006	Reserves for annuity contracts in payout phase:	92,698,887
2006	Contract owners’ equity	$15,205,517,008
2005	Reserves for annuity contracts in payout phase:	70,940,826
2005	Contract owners’ equity	$15,354,197,207
2004	Reserves for annuity contracts in payout phase:	61,993,592
2004	Contract owners’ equity	$15,697,256,439

*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of the unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

141

Unassociated Document

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of (loss) income, changes in shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2008. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, in 2007.

/s/ KPMG LLP
Columbus, Ohio
March 2, 2009

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of (Loss) Income

(in millions)

	Years ended December 31,
	2008	2007	2006
Revenues:
Policy charges	$1,168.0	$1,208.3	$1,132.6
Premiums	283.5	291.7	308.3
Net investment income	1,687.0	1,975.8	2,058.5
Net realized investment (losses) gains	(1,439.3)	(166.2)	7.1
Other income	6.4	7.5	0.2

Total revenues	1,705.6	3,317.1	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	1,130.6	1,262.6	1,330.1
Benefits and claims	660.3	479.3	450.3
Policyholder dividends	26.4	24.5	25.6
Amortization of deferred policy acquisition costs	674.5	368.5	450.3
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	61.8	70.0	65.5
Other operating expenses	516.1	529.5	536.8

Total benefits and expenses	3,069.7	2,734.4	2,858.6

(Loss) income from continuing operations before federal income tax (benefit) expense	(1,364.1)	582.7	648.1
Federal income tax (benefit) expense	(534.3)	128.5	28.7

(Loss) income from continuing operations	(829.8)	454.2	619.4
Cumulative effect of adoption of accounting principle, net of taxes	—	(6.0)	—

Net (loss) income	$(829.8)	$448.2	$619.4

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2008	2007
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $21,820.9 and $24,021.2)	$19,247.2	$23,933.4
Equity securities (amortized cost $30.9 and $69.6)	26.5	72.9
Mortgage loans on real estate, net	7,189.9	7,615.4
Short-term investments, including amounts managed by a related party	2,780.9	959.1
Other investments	1,305.5	1,330.8

Total investments	30,550.0	33,911.6

Cash	36.7	1.3
Accrued investment income	300.9	314.3
Deferred policy acquisition costs	4,423.9	3,997.4
Other assets	2,564.0	1,638.9
Separate account assets	46,936.9	69,676.5

Total assets	$84,812.4	$109,540.0

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$32,536.3	$31,998.4
Short-term debt	249.7	285.3
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,110.5	2,642.6
Separate account liabilities	46,936.9	69,676.5

Total liabilities	82,533.4	105,302.8

Shareholder’s equity:
Common stock ($1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares)	3.8	3.8
Additional paid-in capital	613.2	274.4
Retained earnings	2,973.2	4,049.5
Accumulated other comprehensive loss	(1,311.2)	(90.5)

Total shareholder’s equity	2,279.0	4,237.2

Total liabilities and shareholder’s equity	$84,812.4	$109,540.0

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income (loss)	Total shareholder’s equity
Balance as of December 31, 2005	3.8	274.4	3,894.4	93.6	4,266.2

Dividends to NFS	—	—	(375.0)	—	(375.0)

Comprehensive income:
Net income	—	—	619.4	—	619.4
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					554.5

Balance as of December 31, 2006	3.8	274.4	4,138.8	28.7	4,445.7

Dividends to NFS	—	—	(537.5)	—	(537.5)

Comprehensive income:
Net income	—	—	448.2	—	448.2
Other comprehensive loss, net of taxes	—	—	—	(119.2)	(119.2)

Total comprehensive income					329.0

Balance as of December 31, 2007	$3.8	$274.4	$4,049.5	$(90.5)	$4,237.2

Dividends to NFS			(246.5)		(246.5)
Capital contributed by NFS		338.8			338.8

Comprehensive income:
Net loss			(829.8)		(829.8)
Other comprehensive loss, net of taxes				(1,220.7)	(1,220.7)

Total comprehensive loss					(2,050.5)

Balance as of December 31, 2008	$3.8	$613.2	$2,973.2	$(1,311.2)	$2,279.0

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2008	2007	2006
Cash flows from operating activities:
Net (loss) income	$(829.8)	$448.2	$619.4
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Net realized investment losses (gains)	1,439.3	166.2	(7.1)
Interest credited to policyholder accounts	1,130.6	1,262.6	1,330.1
Capitalization of deferred policy acquisition costs	(572.2)	(612.6)	(569.6)
Amortization of deferred policy acquisition costs	674.5	368.5	450.3
Amortization and depreciation	6.7	22.3	46.6
Decrease (increase) in other assets	64.5	557.4	(336.2)
(Decrease) increase in policy and other liabilities	(226.1)	(331.8)	54.1
(Increase) decrease in derivative assets	(1,030.7)	(146.9)	38.2
Increase in derivative liabilities	153.9	101.5	174.7
Other, net	3.7	8.5	0.1

Net cash provided by operating activities	814.4	1,843.9	1,800.6

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	3,935.6	4,379.8	5,128.6
Proceeds from sale of securities available-for-sale	4,185.2	4,657.5	2,267.3
Proceeds from repayments or sales of mortgage loans on real estate	763.1	2,467.7	2,430.8
Cost of securities available-for-sale acquired	(6,831.8)	(8,008.3)	(5,658.9)
Cost of mortgage loans on real estate originated or acquired	(358.7)	(1,887.0)	(2,180.4)
Net decrease (increase) in short-term investments	(1,827.0)	762.9	(125.4)
Collateral received (paid), net	603.4	(175.6)	(332.6)
Other, net	(34.0)	(68.6)	52.1

Net cash provided by investing activities	435.8	2,128.4	1,581.5

Cash flows from financing activities:
Net increase (decrease) in short-term debt	(35.6)	210.1	(167.1)
Capital contributed by NFS	153.4	—	—
Cash dividends paid to NFS	(181.8)	(537.5)	(375.0)
Investment and universal life insurance product deposits and other additions	3,511.1	3,586.1	3,400.8
Investment and universal life insurance product withdrawals and other deductions	(4,795.9)	(7,230.2)	(6,241.2)
Other, net	134.0	—	—

Net cash used in financing activities	(1,214.8)	(3,971.5)	(3,382.5)

Net increase (decrease) in cash	35.4	0.8	(0.4)
Cash, beginning of period	1.3	0.5	0.9

Cash, end of period	$36.7	$1.3	$0.5

Supplemental Non-cash Disclosure:
Dividends paid to NFS	$(64.6)	$—	$—
Capital contributed by NFS	185.4	—	—
See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2008, 2007 and 2006

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

On August 6, 2008, NFS entered into a definitive agreement for NMIC, and Nationwide Corporation (Nationwide Corp.)., to acquire all of the outstanding publicly held Class A common shares of NFS for $52.25 per share in cash. The transaction closed on January 1, 2009 and NFS became a privately held subsidiary of Nationwide Corp.

Wholly-owned subsidiaries of NLIC as of December 31, 2008 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers. The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

As of December 31, 2008 and 2007, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The Company’s significant accounting policies that materially affect financial reporting are summarized below. The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired, valuation allowances for mortgage loans on real estate; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivative resulting from living benefit contracts; and federal income tax provision. Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company determined that certain cash flows related to future policy benefits and claims totaling $111.9 million for the three months ended March 31, 2008, which were included as cash flows provided by operating activities on the condensed consolidated statements of cash flows in the applicable Quarterly Report on Form 10-Q, should have been presented as financing activities. The net cash provided by operating activities for the three months ended March 31, 2008 as originally filed and revised was $351.1 million and $239.2 million, respectively. The net cash used in financing activities for the three months ended March 31, 2008 as originally filed and revised was $368.9 million and $257.0 million, respectively. They will be presented in that manner on a comparative basis in the 2009 filings. The consolidated statement of cash flows for 2008 included in this filing reflects the revised presentation described above.

Certain items in the 2007 and 2006 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of (loss) income, and the minority interest liability is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions were eliminated in consolidation.

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive (loss) income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

For fixed maturity and marketable equity securities for which market quotations generally are available, the Company generally uses independent pricing services to assist in determining the fair value measurement. For certain fixed maturity securities not priced by independent services (generally private placement securities without quoted market prices), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining private spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. The Company also utilized broker quotes in pricing securities or to validate modeled prices.

For mortgage-backed securities (MBSs), the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For debt securities not subject to Emerging Issues Task Force Issue (EITF) No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets, as amended by Financial Accounting Standards Board (FASB) Staff Position (FSP) EITF 99-20-1 (EITF 99-20), as well as debt securities subject to EITF 99-20, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is probable that the Company will not recover all contractual amounts when due. Furthermore, equity securities may experience other-than-temporary impairments based on prospects of recovery in a reasonable period of time. Many criteria are considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

In addition to the above, for certain beneficial interests in securitized financial assets with contractual cash flows, including asset-backed securities (ABSs), EITF 99-20 also requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been , or if it is probable that, an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date. The valuation allowance account for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Changes in the valuation allowance are recorded in net realized investment gains and losses. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in net realized investment gains and losses. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in net realized investment gains and losses.

The Company enters into interest rate swaps to hedge the variability in cash flows and investment income due to changes in the benchmark interest rates on variable rate assets and liabilities. The Company also enters into cross-currency interest rate swaps to eliminate the currency risk on variable rate and fixed rate foreign denominated assets. Derivative instruments classified as cash flow hedges are carried at fair value, with the effective portion of changes in fair value recorded in other comprehensive income and the ineffective portion recorded in net realized investment gains and losses.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder accounts consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as net realized investment gains and losses, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap is not effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Cash and Cash Equivalents

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. The Company carries cash and cash equivalents at cost, which approximates fair value.

(f) Deferred Policy Acquisition Costs

Investment and universal life insurance products. The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses. Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses. The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product. The Company reviews this assumption, like others, as part of its annual process. If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below). Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index. The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date. The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period. See below for a discussion of 2008 and 2007 assumption changes that impacted DAC amortization and related balances.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions. When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process. See below for a discussion of 2008 and 2007 assumption changes that impacted DAC amortization and related balances.

During the second quarter of 2007, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, unearned revenue reserves, and guaranteed minimum death and income benefit reserves. This review included all assumptions, including expected separate account investment returns during the three-year reversion period, lapse rates, mortality and expenses. The Company determined as part of this annual review that the overall separate account returns were expected to exceed previous estimates due to favorable financial market trends. Additionally, while the Company estimated that the overall profitability of its variable products had improved, it expected the long-term net growth in separate account investment performance to moderate.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Accordingly, the second quarter 2007 unlocking process included changes in several assumptions, including assumptions affecting net separate account investment performance. This unlocking resulted in a net increase in DAC and a benefit to DAC amortization and other related balances totaling $221.6 million pre-tax, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $196.4 million; Retirement Plans - $10.5 million; and Individual Protection - $14.7 million. First, the Company reset the anchor date for its reversion to the mean calculations, which increased the annual net separate account growth rate to 7% during the first three years of the projection period from 0% (which was the rate of return for the three-year reversion period required from the previous anchor date). Second, as a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company unlocked and reset its long-term assumption for net separate account growth rates to 7% from 8%. This decreased the net separate account growth rate by 1% to 7% for all years subsequent to the three-year reversion period. The combination of resetting these two factors resulted in a $167.0 million increase in DAC and benefit to DAC amortization and other related balances. The impact of changing the annual net separate account growth rate from 0% to 7% during the three-year reversion period had a much larger effect on the DAC balance when compared to the 1% incremental change in the long-term assumption for net separate account investment performance. The remainder of the increase in DAC and benefit to DAC amortization and other related balances resulting from the DAC unlocking process primarily was related to the recorded balance of individual variable annuity DAC falling outside the Company’s preset parameters for the prescribed period, which was driven by favorable market performance in excess of the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a $78.8 million increase in DAC and benefit to DAC amortization and other related balances. This was partially offset by a $24.2 million decrease in DAC and increase in DAC amortization and other related balances due to increasing estimated lapse rates for fixed annuity and BOLI products.

During the second quarter of 2007, the Company added a new feature to its existing guaranteed minimum withdrawal benefit rider, Lifetime Income (L.inc). This new feature resulted in a substantial change in the existing contracts and, therefore, an extinguishment of the DAC associated with those contracts pursuant to the American Institute of Certified Public Accountants’ (AICPA) Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). As a result, the Company eliminated existing DAC and other related balances resulting in a $135.0 million pre-tax charge.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked. The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment. Therefore, in the second quarter of 2008, the Company recorded the following pre-tax adjustments: 1) a decrease in DAC and additional DAC amortization of $13.4 million; 2) a decrease in other assets and additional benefits and claims of $0.6 million; and 3) a decrease in unearned revenue liability and additional administrative fees of $3.1 million. The net impact of this activity was a $10.9 million unfavorable pre-tax adjustment to net income in the second quarter of 2008, which was reported in the following segments in the pre-tax amounts indicated: Individual Investments - $9.4 million unfavorable; Retirement Plans - $2.3 million unfavorable; and Individual Protection - $0.8 million favorable.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177.2 million pre-tax in the Individual Investments segment. During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns. Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period. Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243.1 million pre-tax in the Individual Investments segment. The Company continues to use the reversion to the mean process with the anchor date that was reset during the second quarter 2007 unlocking as described above. The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable. The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters. Accordingly, future periods may incur additional amortization of DAC if the Company’s actual returns are less than assumed.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance. Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

(g) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value primarily based on market quotations of the underlying securities. Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of (loss) income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(h) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust related to the Company’s medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(i) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2008 (6% in 2007 and 8% in 2006), 44% of the number of life insurance policies in force in 2008 (48% in 2007 and 50% in 2006) and 7% of life insurance statutory premiums in 2008 (7% in 2007 and 5% in 2006). The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(j) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of (loss) income. Management has established reserves in accordance with FIN 48 based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(k) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

(l) Change in Accounting Principle

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity. Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid. The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred. The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies. The Company has presented its consolidated financial statements and accompanying notes as applicable for all periods presented to retroactively apply the adoption of this change in accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes the impact of the change in accounting principle described above for the years ended December 31:

(in millions)	2007	2006
Other operating expenses	$2.8	$5.0
Net income	(1.9)	(3.1)
The cumulative effect of the change on retained earnings as of January 1, 2006 was an $11.0 million increase.

(3)	Recently Issued Accounting Standards
In January 2009, the FASB issued FSP EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 (FSP EITF 99-20-1). FSP EITF 99-20-1 amends the impairment guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to achieve more consistent determination of whether an other-than-temporary impairment has occurred. FSP EITF 99-20-1 is effective for interim and annual reporting periods ending after December 15, 2008, and will be applied prospectively. Retrospective application to a prior interim or annual reporting period is not permitted. The Company will adopt FSP EITF 99-20-1 effective December 31, 2008 and will apply the standard prospectively, as is required.

In December 2008, the FASB issued FSP FAS 132R-1, Employers’ Disclosures about Postretirement Benefit Plan Assets (FSP FAS 132R-1). FSP FAS 132R-1 amends FASB Statement No. 132 revised 2003, Employers’ Disclosures about Pensions and Other Postretirement Benefits, to provide guidance on an employer’s disclosures about plan assets of a defined benefit pension or other postretirement plan. The portion of FSP FAS 132R-1 related to the disclosures about plan assets is effective for fiscal years ending after December 15, 2009. FSP FAS 132R-1 will have no impact on the Company’s disclosures.

In December 2008, the FASB issued FSP FAS 140-4 and FIN 46R-8, Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities, (FSP FAS 140-4 and FIN 46R-8). FSP FAS 140-4 and FIN 46R-8 amends FASB Statement No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, to require public entities to provide additional disclosures about transfers of financial assets. It also amends FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities, to require public enterprises, including sponsors that have a variable interest in a variable interest entity, to provide additional disclosures about their involvement with variable interest entities. This FSP will be effective for the first reporting period (interim or annual) ending after December 15, 2008. The Company adopted FSP FAS 140-4 and FIN 46R-8 effective December 31, 2008. See Note 17 for the required disclosures.

In November 2008, the FASB Board ratified the Emerging Issues Task Force’s consensus EITF 08-7, Accounting for Defensive Intangible Assets (EITF 08-7). EITF 08-7 requires defensive intangible assets acquired in a business combination or asset acquisition to be accounted for as a separate unit of accounting. In doing so, the asset should not be included as part of the cost of an entity’s existing intangible asset(s) because the defensive intangible asset is separately identifiable. EITF 08-7 is effective for intangible assets acquired on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. EITF 08-7 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption. The Company will adopt EITF 08-7 effective January 1, 2009 and will apply it prospectively for intangible assets acquired on or after that date.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In November 2008, the FASB Board ratified the Emerging Issues Task Force’s consensus EITF 08-6, Equity Method Investment Accounting Considerations (EITF 08-6). EITF 08-6 clarifies how to account for certain transactions and impairment considerations involving equity method investments. Specifically, EITF 08-6 notes: 1) an entity shall measure its equity method investment initially at cost 2) an equity method investor is required to recognize other-than-temporary impairments of an equity method investment in accordance with paragraph 19(h) of Opinion 18 and an equity method investor shall not separately test an investee’s underlying indefinite-lived intangible asset(s) for impairment 3) an equity method investor shall account for a share issuance by an investee as if the investor had sold a proportionate share of its investment and any gain or loss to the investor resulting from an investee’s share issuance shall be recognized in earnings. This Issue shall be is effective on a prospective basis in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. The Company will adopt EITF 08-6 effective January 1, 2009 and will apply the standard prospectively, as is required.

In October 2008, the FASB issued FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active (FSP FAS 157-3). FSP FAS 157-3 clarifies the application of SFAS No. 157, Fair Value Measurements (SFAS 157), in a market that is not active and provides an example to illustrate key considerations in determining the fair value of a financial asset when the market for that financial asset is not active. FSP FAS 157-3 was effective upon issuance and was adopted by the Company effective September 30, 2008. The adoption of FSP FAS 157-3 did not have a material impact on the Company’s financial position or results of operations.

In September 2008, the FASB issued FSP FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (FSP FAS 133-1 and FIN 45-4). FSP FAS 133-1 and FIN 45-4 requires additional disclosure about credit derivatives including their nature, potential amount of future payments, fair value, recourse provisions and current status of the payment/performance risk. FSP FAS 133-1 and FIN 45-4 also requires the disclosure of the current status of the payment/performance risk of a guarantee subject to FASB Interpretation (FIN) No. 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others – an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34. FSP FAS 133-1 and FIN 45-4 is effective for reporting periods ending after November 15, 2008. The Company adopted FSP FAS 133-1 and FIN 45-4 effective for the December 31, 2008 reporting period. See Note 5 for the required disclosures

In May 2008, the FASB issued SFAS No. 162, The Hierarchy of Generally Accepted Accounting Principles (SFAS 162). SFAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements of nongovernmental entities that are presented in conformity with U.S. GAAP (the GAAP hierarchy). SFAS 162 will be effective 60 days following the approval by the United States Securities and Exchange Commission (SEC) of the Public Company Accounting Oversight Board amendments to AU Section 411, The Meaning of Present Fairly in Conformity With Generally Accepted Accounting Principles. The adoption of SFAS 162 did not the C result in a change in its current practices.

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (SFAS 161). SFAS 161 amends and expands the disclosure requirements of SFAS 133 with the intent to provide users of financial statements with an enhanced understanding of how and why an entity uses derivative instruments, how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about derivative instrument fair values and related gains and losses, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company currently is evaluating the new disclosures required under SFAS 161 and will adopt it March 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In February 2008, the FASB issued FSP FAS 157-2, Effective Date of FASB Statement No. 157 (FSP FAS 157-2). This FSP delays the effective date of SFAS 157 for nonfinancial assets and liabilities until fiscal years and interim periods beginning after November 15, 2008. FSP FAS 157-2 applies to nonfinancial assets and liabilities, except for items that are recognized or disclosed at fair value in the Company’s financial statements on a recurring basis (at least annually), and is effective upon issuance. The Company has not yet applied the provisions of SFAS 157 to the nonfinancial assets and liabilities within the scope of FSP FAS 157-2. However, the Company does not expect such application to have a material impact on its financial position or results of operations.

In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaces SFAS No. 141, Business Combinations (SFAS 141). The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects. Accordingly, SFAS 141R establishes principles and requirements for how the acquirer: 1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; 2) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and 3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. SFAS 141R applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination. SFAS 141R defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date that the acquirer achieves control. SFAS 141R is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Earlier application is prohibited. The Company will adopt SFAS 141R effective January 1, 2009 and will apply it to any business combination on or after that date.

In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an Amendment of ARB No. 51 (SFAS 160). The objective of SFAS 160 is to improve the relevance, comparability, and transparency of the financial information that a reporting entity provides in its consolidated financial statements by establishing accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. SFAS 160 also amends certain consolidation procedures prescribed by Accounting Research Bulletin No. 51, Consolidated Financial Statements, for consistency with the requirements of SFAS 141R. SFAS 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008. Earlier adoption is prohibited. The Company will adopt SFAS 160 effective January 1, 2009 and will apply it to any acquisitions or dispositions of noncontrolling interests on or after that date.

In June 2007, the Accounting Standards Executive Committee (AcSEC) of the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1). SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide). For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e., fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity method investor). In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor. The provisions of SOP 07-1 were to be effective for fiscal years beginning on or after December 15, 2007. On February 14, 2008, the FASB issued FSP SOP 07-1-1, which delays indefinitely the effective date of SOP 07-1. The Company will monitor the FASB and AICPA deliberations regarding this standard.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In April 2007, the FASB issued FSP FIN 39-1, An Amendment of FASB Interpretation No. 39 (FSP FIN 39-1). FSP FIN 39-1 addresses whether a reporting entity that is party to a master netting arrangement can offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments that have been offset under the same master netting arrangement in accordance with paragraph 10 of Interpretation 39. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early application permitted. The Company adopted FSP FIN 39-1 effective January 1, 2008. The Company elected to present the fair value of cash collateral received separate from the obligation to return the collateral. The adoption of FSP FIN 39-1 did not impact the Company’s financial position or results of operations.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company adopted SFAS 159 for commercial mortgage loans held for sale effective January 1, 2008, which did not have a material impact on the Company’s financial position or results of operations. The Company will assess the fair value election for new financial assets or liabilities on a prospective basis. See Note 4 for disclosures required by SFAS 159.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. The Company adopted SFAS 158 effective December 31, 2006. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. For recurring fair value measurements using significant unobservable inputs, the reporting entity shall disclose the effect of the measurements on earnings for the period. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Company’s financial position or results of operations. See Note 4 for disclosures required by SFAS 157.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In September 2006, the SEC issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. The Company adopted SAB 108 effective December 31, 2006. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company adopted FIN 48 effective January 1, 2007. FIN 48 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156). SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006. The Company adopted SFAS 156 effective January 1, 2007. SFAS 156 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company adopted SFAS 155 effective January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In September 2005, AcSEC issued SOP 05-1. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company adopted SOP 05-1 effective January 1, 2007, which resulted in a $6.0 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 did not have any impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(4)	Fair Value Measurements
Fair Value Option

As described in Note 3, the Company adopted SFAS 159 effective January 1, 2008 and elected SFAS 159 fair value treatment for commercial mortgage loans held for sale. Accordingly, the Company now records in earnings all market fluctuations associated with this portfolio. The Company previously recorded such loans at the lower of cost or market value. Balances for these loans will be measured at fair value prospectively with unrealized gains and losses included as a component of net realized investment gains and losses. The Company will assess the fair value option election for new financial assets or liabilities on a prospective basis.

Fair Value Hierarchy

As described in Note 3, the Company adopted SFAS 157 effective January 1, 2008. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

In accordance with SFAS 157, the Company categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include U.S. Treasury and agency securities, equity securities listed in active markets, investments in publicly traded mutual funds with quoted market prices, and listed derivatives.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government securities not backed by the full faith of the government, municipal bonds, structured notes and certain MBSs and ABSs, certain corporate debt, certain private placement investments, and certain derivatives, including basis swaps and commodity total return swaps.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain MBSs and ABSs, certain corporate debt, certain private placement investments, certain mutual fund holdings, and certain derivatives, including embedded derivatives associated with living benefit contracts.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$561.3	$10.0	$—	$571.3
Obligations of states and political subdivisions	—	217.1	—	217.1
Debt securities issued by foreign governments	—	38.9	—	38.9
Corporate securities	—	10,135.7	1,220.8	11,356.5
Mortgage-backed securities	520.8	1,936.4	2,219.6	4,676.8
Asset-backed securities	—	1,218.4	1,168.2	2,386.6

Total fixed maturity securities	1,082.1	13,556.5	4,608.6	19,247.2
Equity securities	1.4	15.2	9.9	26.5

Total securities available-for-sale	1,083.5	13,571.7	4,618.5	19,273.7

Mortgage loans held for sale1	—	—	124.5	124.5
Short-term investments	36.2	2,744.7	—	2,780.9

Total investments	1,119.7	16,316.4	4,743.0	22,179.1

Cash	36.7	—	—	36.7
Derivative assets2	—	708.5	597.6	1,306.1
Separate account assets3.5	9,530.3	35,270.0	2,136.6	46,936.9

Total assets	$10,686.7	$52,294.9	$7,477.2	$70,458.8

Liabilities
Future policy benefits and claims4	$—	$—	$(1,739.7)	$(1,739.7)
Derivative liabilities2	(6.0)	(385.9)	(4.2)	(396.1)

Total liabilities	$(6.0)	$(385.9)	$(1,743.9)	$(2,135.8)

1	Carried at fair value as elected under SFAS 159.
2	Comprised of interest rate swaps, cross-currency interest rate swaps, credit default swaps, other non-hedging instruments, equity option contracts and interest rate futures contracts.
3	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
4
Related to embedded derivatives associated with living benefit contracts. The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings. This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) that provide for interest earnings that are linked to the performance of specified equity market indices.

5	The value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2008:

		Net investment gains (losses)						Change in unrealized gains (losses) in earnings due to assets still held
(in millions)	Balance as of December 31, 2007	In earnings (realized and unrealized)1	In OCI (unrealized)2	Purchases, issuances, sales and settlements	Transfers in to Level 3	Transfers out of Level 3	Balance as of December 31, 2008
Assets
Investments:
Securities available-for-sale3 :
Fixed maturity securities
Corporate securities	$1,429.5	$(179.4)	$(230.7)	$(360.3)	$816.6	$(254.9)	$1,220.8	$—
Mortgage-backed securities	176.6	(283.4)	(556.9)	(139.8)	3,029.4	(6.3)	2,219.6	—
Asset-backed securities	754.4	(382.4)	(539.0)	11.3	1,469.8	(145.9)	1,168.2	—

Total fixed maturity securities	2,360.5	(845.2)	(1,326.6)	(488.8)	5,315.8	(407.1)	4,608.6	—
Equity securities	1.4	(54.9)	(5.7)	28.7	40.4	—	9.9	—

Total securities available-for-sale	2,361.9	(900.1)	(1,332.3)	(460.1)	5,356.2	(407.1)	4,618.5	—
Mortgage loans held for sale	86.1	(49.3)	—	87.7	—	—	124.5	(49.3)
Short-term investments	371.9	—	—	—	—	(371.9)	—	—

Total investments	2,819.9	(949.4)	(1,332.3)	(372.4)	5,356.2	(779.0)	4,743.0	(49.3)

Derivative assets	166.6	405.4	4.4	21.2	—	—	597.6	394.0
Separate account assets4.6	2,258.3	310.1	—	509.4	16.8	(958.0)	2,136.6	333.9

Total assets	$5,244.8	$(233.9)	$(1,327.9)	$158.2	$5,373.0	$(1,737.0)	$7,477.2	$678.6

Liabilities
Future policy benefits and claims5	$(128.9)	$(1,602.1)	$—	$(8.7)	$—	$—	$(1,739.7)	$1,602.1
Derivative liabilities	(16.3)	3.9	—	8.2	—	—	(4.2)	(12.0)

Total liabilities	$(145.2)	$(1,598.2)	$—	$(0.5)	$—	$—	$(1,743.9)	$1,590.1

1	Includes gains and losses on sales of financial instruments, changes in market value of certain instruments and other-than-temporary impairments.
2	Includes changes in market value of certain instruments.
3
Includes non-investment grade collateralized mortgage obligations, MBSs and ABSs, ABS trust preferred notes, certain counterparty or internally priced securities, and securities that are at or near default based on designations assigned by the National Association of Insurance Commissioners (NAIC) (see Note 5 for a discussion of NAIC Designations). Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4
Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions. The net unrealized investment loss on these non-registered mutual funds is attributable to contractholders and, therefore, is not included in the Company’s earnings.

5
Relates to GMAB, GMWB and EIA embedded derivatives associated with contracts with living benefit riders. Related derivatives are internally valued. The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial risk assumptions, including risk margin considerations reflecting policyholder behavior. The Company uses observable inputs, such as published swap rates, in its capital market assumptions. Actuarial assumptions, including lapse behavior and mortality rates, are based on actual experience.

6	The value of separate account liabilities is set to equal the fair value of separate account assets

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Transfers

The Company will review its fair value hierarchy classifications quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities. These reclassifications will be reported as transfers in/out of Level 3 in the beginning of the period in which the change occurs. During 2008, certain of the Company’s investments in corporate securities, MBSs and ABSs were considered to be in inactive markets, due to concerns in the securities markets and resulting lack of liquidity. As a result, there have been significant changes in certain inputs which led to transfers into Level 3. During 2008, additional observable inputs were obtained on assets previously considered Level 3, which led to transfers out of that category.

Fair Value on a Nonrecurring Basis

The Company did not have any material assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

Financial Instruments Not Carried at Fair Value

SFAS No. 107, Disclosures about Fair Value of Financial Instruments (SFAS 107) requires additional disclosures of fair value information of financial instruments. The following include disclosures for the other financial instruments not carried at fair value and not included in the above SFAS 157 disclosure.

In estimating fair value for its SFAS 107 disclosures, the Company used the following methods and assumptions:

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective market interest rate. In the current year, mortgage loans held for sale are included in the above SFAS 157 disclosure, as the Company elected to carry these assets at fair value under SFAS 159 (effective January 1, 2008).

Policy loans: The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt: The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt: The fair values for senior notes are based on quoted market prices. The fair values of the junior subordinated debentures issued to a related party are based on quoted market prices of the capital securities of Nationwide Financial Services Capital Trust I (Trust I), which approximate the fair value of this obligation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:

	2008		2007
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Mortgage loans on real estate, net	$7,065.4	$6,335.3	$7,615.4	$7,659.9
Policy loans	767.4	767.4	687.9	687.9

Liabilities
Investment contracts	(24,978.2)	(18,905.4)	(24,671.0)	(23,084.7)
Short-term debt	(249.7)	(249.7)	(285.3)	(285.3)
Long-term debt, payable to NFS	(700.0)	(568.7)	(700.0)	(751.3)

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate the risk from this mismatch, the Company enters into various types of derivative instruments, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then more closely match the variable rate paid on the liability.

As a result of entering into fixed rate commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to funding of the loans. In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period. With short U.S. Treasury futures or pay fixed interest rate swaps, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company periodically purchases variable rate investments such as commercial mortgage loans and corporate bonds. As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps. In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then more closely match the fixed rate paid on the liability.

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s MTN program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in the fair value of liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps.

The Company is exposed to changes in the fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in a foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of a fixed rate foreign denominated asset.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in a foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of separate account assets are a significant source of revenue to the Company. As of December 31, 2008, approximately 71% of separate account assets were invested in equity mutual funds (approximately 82% as of December 31, 2007). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate amortization of DAC.

The Company’s long-term assumption for net separate account returns is 7% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than if the Company’s long-term assumption for net separate account returns were realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine the need for unlocking. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

In an effort to mitigate this risk, the Company implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the designated GMDB obligation. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic and accounting hedges are not perfectly offset. Therefore, the economic hedging activity is likely to lead to earnings volatility. As of December 31, 2008 and 2007, the Company’s net amount at risk was $8,718.7 million and $519.9 million before reinsurance, respectively, and $7,329.9 million and $317.2 million net of reinsurance, respectively. As of December 31, 2008 and 2007, the Company’s reserve for GMDB claims was $247.9 million and $38.9 million, respectively.

The Company also offers certain variable annuity products with guaranteed minimum accumulation benefit (GMAB), guaranteed lifetime withdrawal benefit (GLWB) and hybrid GMAB/GLWB riders (collectively referred to as living benefits). A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the time of issuance of a variable annuity contract. In some cases, the contractholder also has the option, after a specified time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the terms in the GMAB rider limit policyholder asset allocation by either (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company.

Beginning in March 2005, the Company began offering a hybrid GMAB/GLWB through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit election at the end of the GMAB feature. Upon maturity of the GMAB, the contractholder can elect the lifetime withdrawal benefit, which would continue for the duration of the insured’s life; elect a new CPPLI rider; or drop the rider completely and continue the variable annuity contract without any rider. If the lifetime withdrawal benefit is elected and the insured’s contract value is exhausted through such withdrawals and market conditions, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contractholder has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.inc), a stand-alone GLWB, to complement CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above in that L.inc and CPPLI both have guaranteed withdrawal rates that increase based on the age at which the contractholder begins taking income. The withdrawal rates are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration. Generally, the longer the contractholder waits before commencing withdrawals, the greater the guaranteed lifetime income. One key difference between L.inc and CPPLI is that the charge associated with L.inc is assessed against the benefit base. This is a risk mitigation feature as it alleviates much of the uncertainty around account performance and customer withdrawal patterns, both of which can lead to lower than expected revenue streams if the charge were assessed on account value. In June 2007, the Company added a feature to L.inc to allow for a lump settlement in lieu of lifetime withdrawals in certain situations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility. As of December 31, 2008 and 2007, the net balance of the embedded derivatives for living benefits was a liability of $1.70 billion and $91.9 million, respectively. The Company does not expect any meaningful level of claims under the living benefit features for several years and believes any such claims would be mitigated by its economic hedging program.

Similar to the Company’s economic hedging for GMDBs, the living benefits features are also being economically hedged. The primary risks being hedged are the exposures associated with declining equity market returns and downward interest rate movements. The Company employs a variety of instruments to mitigate this exposure including S&P 500 Index futures, U.S. Treasury futures, interest rate swaps and long-dated over-the-counter put options. The positions used in the economic hedging program are not designated as hedges and, therefore, hedge accounting is not applied. The living benefits hedging program is designed to offset changes in the economic value of the living benefits obligation to contractholders. Changes in the fair value of the embedded derivatives are likely to create volatility in earnings. The hedging activity associated with changes in the economic value of the living benefits obligations will likely mitigate a portion of this earnings volatility.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will be consistent with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection is not designated for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2008, 2007 and 2006, a net gain of $8.3 million, a net loss of $2.4 million and a net gain of $2.9 million, respectively, were recognized in net realized investment gains and losses related to the ineffective portion of fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2008, 2007 and 2006, the ineffective portion of cash flow hedges was a net gain of $3.1 million, a net loss of $1.4 million and a net loss of $1.5 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company entered into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index where delivery of the shares will occur in 2033.

During 2008, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized investment gains and losses for the years ended December 31, 2008, 2007 and 2006 included a net gain of $58.2 million, a net loss of $12.4 million and a net loss of $0.5 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, variable annuity contracts resulted in net losses of $442.5 million, $51.8 million, $11.4 million for the years ended December 31, 2008, 2007, and 2006, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships.

For the years ended December 31, 2008, 2007 and 2006, net losses of $3.6 million, $0.5 million and $10.6 million, respectively, were recorded in net realized investment gains and losses reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. No additional net gains were recorded to reflect the change in spot rates of foreign currency denominated obligations during the year ended December 31, 2008 compared to none for the year ended December 31, 2007, and a net gain of $14.1 million for the year ended December 31, 2006.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2008	2007
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,218.4	$1,692.9
Pay variable/receive fixed rate swaps hedging investments	924.5	21.0
Pay variable/receive variable rate swaps hedging liabilities	200.0	—
Pay fixed/receive variable rate swaps hedging liabilities	1,993.7	1,120.7
Pay variable/receive fixed rate swaps hedging liabilities	3,856.3	343.1
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	343.7	375.5
Hedging foreign currency denominated liabilities	463.4	1,144.1
Credit default swaps	271.2	300.3
Other non-hedging instruments	431.0	518.1
Equity option/futures contracts	3,675.3	2,361.8
Interest rate futures contracts	281.1	371.3

Total	$13,658.6	$8,248.8

The notional value is the amount upon which exchanges of interest are based. Exposure to a counterparty arises if the net expected cash flows are positive, as calculated based on forward interest rate curves and notional contract values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Credit Derivatives

The Company enters into two distinct types of credit derivative contracts (or credit default swaps) which allows the Company to either sell or buy credit protection on a specific creditor or credit index. When the Company sells credit protection against a specific creditor or credit index to a counterparty, it receives periodic premium payments similar to the risk premium received on an equivalent maturity bond from the same creditor. In return, the Company agrees to provide for losses if a credit event occurs during the lifetime of the contract, by buying a pre-determined cash bond from the counterparty at face value. In such a contract, a credit event will be defined in the trade settlement documentation and may include, but not be limited to, creditor bankruptcy or restructuring. There are no recourse provisions associated with these contracts.

The Company had exposure to credit protection contracts for the years ended December 31, 2008, 2007 and 2006 and experienced losses of $18.8 million in 2008 and no losses in 2007 or 2006, on such contracts. The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of December 31, 2008 by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
(in millions)	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value	Maximum potential risk	Estimated fair value
Single sector exposure:
Consumer goods	$—	$—	$6.0	$(0.8)	$—	$—	$6.0	$(0.8)
Financial	—	—	35.0	(5.8)	13.0	(0.5)	48.0	(6.3)
Oil & gas pipelines	10.0	—	15.0	(0.8)	—	—	25.0	(0.8)
Services	—	—	—	—	35.0	(3.0)	35.0	(3.0)
Utilities	4.5	—	—	—	—	—	4.5	—

Total single sector exposure	14.5	—	56.0	(7.4)	48.0	(3.5)	118.5	(10.9)
Index exposure:
Corporate bonds	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total index exposure	—	—	—	—	110.9	(0.3)	110.9	(0.3)

Total	$14.5	$—	$56.0	$(7.4)	$158.9	$(3.8)	$229.4	$(11.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2008:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$77.3	$20.1	$—	$97.4
U. S. Government agencies1	384.6	89.3	—	473.9
Obligations of states and political subdivisions	223.0	1.5	7.4	217.1
Debt securities issued by foreign governments	33.9	5.0	—	38.9
Corporate securities
Public	8,042.9	85.4	1,040.3	7,088.0
Private	4,589.0	49.5	370.0	4,268.5
Mortgage-backed securities	5,248.2	68.2	639.6	4,676.8
Asset-backed securities	3,222.0	19.7	855.1	2,386.6

Total fixed maturity securities	21,820.9	338.7	2,912.4	19,247.2
Equity securities	30.9	0.7	5.1	26.5

Total securities available-for-sale	$21,851.8	$339.4	$2,917.5	$19,273.7

December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$110.8	$14.3	$0.4	$124.7
U. S. Government agencies	406.1	61.2	—	467.3
Obligations of states and political subdivisions	245.3	1.6	2.7	244.2
Debt securities issued by foreign governments	40.0	2.5	0.1	42.4
Corporate securities
Public	8,253.8	133.4	161.6	8,225.6
Private	5,474.2	131.7	57.6	5,548.3
Mortgage-backed securities	5,855.9	31.3	98.4	5,788.8
Asset-backed securities	3,635.1	31.2	174.2	3,492.1

Total fixed maturity securities	24,021.2	407.2	495.0	23,933.4
Equity securities	69.6	4.8	1.5	72.9

Total securities available-for-sale	$24,090.8	$412.0	$496.5	$24,006.3

1	Includes $134.7 million of securities explicitly backed by the full faith and credit of the U.S. Government.
The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. While the Company has the ability and intent to hold available-for-sale debt securities in unrealized loss positions that are not other-than-temporarily impaired until recovery, it may experience realized investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Debt securities accounted for under EITF 99-20 may experience other-than-temporary impairment in future periods in the event an adverse change in cash flows is anticipated or probable. Furthermore, equity securities may experience other-than-temporary impairment in the future based on the prospects for recovery in value in a reasonable period. In addition, debt securities may experience other-than-temporary impairment in the future based on the probability that that Company may not be able to receive all contractual payments when due.

The Company held securities issued by institutions in the financial sector with equity-type features, classified as fixed maturity, with estimated fair values of $634.2 million and $674.4 million, and gross unrealized losses of $366.6 million and $28.3 million, as of December 31, 2008 and December 31, 2007, respectively. Of these securities in an unrealized loss position as of December 31, 2008, $104.7 million, or 18%, were in an unrealized loss position for more than one year compared to $149.3 million, or 39%, as of December 31, 2007. As of December 31, 2008, the Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer.

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2008. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,086.7	$1,081.9
Due after one year through five years	6,697.6	6,173.1
Due after five years through ten years	2,704.5	2,537.5
Due after ten years	2,861.9	2,391.4

Subtotal	13,350.7	12,183.9
Mortgage-backed securities	5,248.2	4,676.7
Asset-backed securities	3,222.0	2,386.6

Total	$21,820.9	$19,247.2

The following table presents the components of net unrealized losses on securities available-for-sale as of December 31:

(in millions)	2008	2007
Net unrealized losses, before adjustments and taxes	$(2,578.1)	$(84.5)
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(57.8)	—

Total net unrealized losses, before adjustments and taxes	(2,635.9)	(84.5)
Adjustment to deferred policy acquisition costs	615.9	87.1
Adjustment to future policy benefits and claims	43.8	(77.7)
Deferred federal income tax benefit	691.7	26.1

Net unrealized losses	$(1,284.5)	$(49.0)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table presents an analysis of the net increase in net unrealized (losses) gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2008	2007	2006
Fixed maturity securities	$(2,485.9)	$(166.0)	$(161.0)
Equity securities	(7.7)	(2.6)	(1.1)

Net increase	$(2,493.6)	$(168.6)	$(162.1)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2008:
Fixed maturity securities:
Obligations of states and political subdivisions	$94.9	$3.5	$29.3	$3.9	$124.2	$7.4
Corporate securities
Public	3,678.8	700.8	1,233.6	339.5	4,912.4	1,040.3
Private	2,108.1	262.1	838.6	107.9	2,946.7	370.0
Mortgage-backed securities	592.1	149.1	1,694.3	490.6	2,286.4	639.7
Asset-backed securities	1,026.9	248.6	1,171.4	606.4	2,198.3	855.0

Total fixed maturity securities	7,500.8	1,364.1	4,967.2	1,548.3	12,468.0	2,912.4
Equity securities	11.2	4.9	3.4	0.2	14.6	5.1

Total	$7,512.0	$1,369.0	$4,970.6	$1,548.5	$12,482.6	$2,917.5

% of total gross unrealized losses		47%		53%

December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$16.4	$0.4	$2.6	$—	$19.0	$0.4
U.S. Government agencies	—	—	13.9	—	13.9	—
Obligations of states and political subdivisions	15.4	0.1	149.6	2.6	165.0	2.7
Debt securities issued by foreign governments	11.5	0.1	—	—	11.5	0.1
Corporate securities
Public	2,354.0	95.2	1,966.8	66.4	4,320.8	161.6
Private	680.6	17.1	1,814.7	40.5	2,495.3	57.6
Mortgage-backed securities	1,227.8	23.7	2,466.4	74.7	3,694.2	98.4
Asset-backed securities	1,453.8	127.1	1,078.1	47.1	2,531.9	174.2

Total fixed maturity securities	5,759.5	263.7	7,492.1	231.3	13,251.6	495.0
Equity securities	17.1	1.5	0.1	—	17.2	1.5

Total	$5,776.6	$265.2	$7,492.2	$231.3	$13,268.8	$496.5

% of total gross unrealized losses		53%		47%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company has fixed maturity securities that have been in an unrealized loss position for more than one year that are not other-than-temporarily impaired. The Company reviews assets in unrealized loss positions and evaluates whether or not the losses are other-than-temporary. Many criteria are considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security.

As of December 31, 2008, fixed maturity securities that have been in an unrealized loss position for more than one year totaled $1.55 billion, or 53% of the Company’s total unrealized losses on fixed maturity securities. Of this total, $1.31 billion, or 85%, were classified as investment grade securities, as defined by the National Association of Insurance Commissioners (NAIC).

As of December 31, 2008, 1,913, or 65%, of the Company’s investments in fixed maturity securities were in an unrealized loss position, in comparison to 1,725, or 53%, as of December 31, 2007.

The majority of the increases in the Company’s unrealized losses from December 31, 2007 to 2008 were attributable to corporate securities, MBSs and ABSs. These increased unrealized loss positions primarily were driven by the combined impact of volatility in investment quality ratings and credit spreads, illiquid markets, and interest rate movements. In particular, exposure to the financial sector, including through structured securities such as trust preferred, collateralized loan obligations and collateralized debt obligations, have been significantly affected by negative circumstances in those sectors. It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

For fixed maturity securities available-for-sale, the following tables summarize as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, as defined by the NAIC, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed as of December 31, 2008
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
Corporate securities - public and private
99.9% - 95.0%	$50.0	$16.4	$66.4	$1.7	$0.1	$1.8	$51.7	$16.5	$68.2
94.9% - 90.0%	94.0	28.3	122.3	5.2	6.2	11.4	99.2	34.5	133.7
89.9% - 85.0%	82.8	32.2	115.0	7.9	7.3	15.2	90.7	39.5	130.2
84.9% - 80.0%	94.1	27.2	121.3	14.5	7.1	21.6	108.6	34.3	142.9
Below 80.0%	453.1	150.5	603.6	159.6	172.1	331.7	612.7	322.6	935.3

Total	774.0	254.6	1,028.6	188.9	192.8	381.7	962.9	447.4	1,410.3

Mortgage-backed securities
99.9% - 95.0%	1.1	2.9	4.0	—	—	—	1.1	2.9	4.0
94.9% - 90.0%	5.7	14.4	20.1	0.1	—	0.1	5.8	14.4	20.2
89.9% - 85.0%	13.8	23.9	37.7	5.7	—	5.7	19.5	23.9	43.4
84.9% - 80.0%	14.0	40.0	54.0	17.1	10.0	27.1	31.1	50.0	81.1
Below 80.0%	91.5	377.4	468.9	—	22.0	22.0	91.5	399.4	490.9

Total	126.1	458.6	584.7	22.9	32.0	54.9	149.0	490.6	639.6

Asset-backed securities
99.9% - 95.0%	4.9	2.0	6.9	0.4	—	0.4	5.3	2.0	7.3
94.9% - 90.0%	15.5	18.6	34.1	1.0	—	1.0	16.5	18.6	35.1
89.9% - 85.0%	23.3	27.5	50.8	0.3	0.8	1.1	23.6	28.3	51.9
84.9% - 80.0%	15.3	33.7	49.0	0.1	1.0	1.1	15.4	34.7	50.1
Below 80.0%	171.0	513.0	684.0	16.9	9.8	26.7	187.9	522.8	710.7

Total	230.0	594.8	824.8	18.7	11.6	30.3	248.7	606.4	855.1

Other fixed maturity securities1
99.9% - 95.0%	1.3	—	1.3	—	—	—	1.3	—	1.3
94.9% - 90.0%	2.2	—	2.2	—	—	—	2.2	—	2.2
89.9% - 85.0%	—	3.9	3.9	—	—	—	—	3.9	3.9
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	3.5	3.9	7.4	—	—	—	3.5	3.9	7.4

Total fixed maturity securities available-for-sale
99.9% - 95.0%	57.3	21.3	78.6	2.1	0.1	2.2	59.4	21.4	80.8
94.9% - 90.0%	117.4	61.3	178.7	6.3	6.2	12.5	123.7	67.5	191.2
89.9% - 85.0%	119.9	87.5	207.4	13.9	8.1	22.0	133.8	95.6	229.4
84.9% - 80.0%	123.4	100.9	224.3	31.7	18.1	49.8	155.1	119.0	274.1
Below 80.0%	715.6	1,040.9	1,756.5	176.5	203.9	380.4	892.1	1,244.8	2,136.9

Total	$1,133.6	$1,311.9	$2,445.5	$230.5	$236.4	$466.9	$1,364.1	$1,548.3	$2,912.4

1        Includes U.S. Treasury securities, obligations of U.S. Government corporations, U.S. Government agency securities, obligations of state and political subdivisions, and debt issued by foreign governments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

	Period of time for which unrealized loss has existed as of December 31, 2007
	Investment Grade			Non-Investment Grade			Total
Ratio of estimated fair value to amortized cost	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
Corporate securities - public and private
99.9% - 95.0%	$21.2	$43.6	$64.8	$12.9	$5.2	$18.1	$34.1	$48.8	$82.9
94.9% - 90.0%	18.0	30.3	48.3	13.3	4.5	17.8	31.3	34.8	66.1
89.9% - 85.0%	16.5	10.7	27.2	3.1	6.3	9.4	19.6	17.0	36.6
84.9% - 80.0%	2.1	0.4	2.5	3.0	0.2	3.2	5.1	0.6	5.7
Below 80.0%	7.5	—	7.5	14.7	5.7	20.4	22.2	5.7	27.9

Total	65.3	85.0	150.3	47.0	21.9	68.9	112.3	106.9	219.2

Mortgage-backed securities
99.9% - 95.0%	18.6	35.3	53.9	—	—	—	18.6	35.3	53.9
94.9% - 90.0%	5.1	39.4	44.5	—	—	—	5.1	39.4	44.5
89.9% - 85.0%	—	—	—	—	—	—	—	—	—
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	23.7	74.7	98.4	—	—	—	23.7	74.7	98.4

Asset-backed securities
99.9% - 95.0%	14.7	13.2	27.9	0.2	—	0.2	14.9	13.2	28.1
94.9% - 90.0%	26.9	13.7	40.6	—	—	—	26.9	13.7	40.6
89.9% - 85.0%	18.0	8.6	26.6	—	—	—	18.0	8.6	26.6
84.9% - 80.0%	14.2	5.8	20.0	—	—	—	14.2	5.8	20.0
Below 80.0%	53.0	5.8	58.8	0.1	—	0.1	53.1	5.8	58.9

Total	126.8	47.1	173.9	0.3	—	0.3	127.1	47.1	174.2

Other fixed maturity securities1
99.9% - 95.0%	0.6	1.4	2.0	—	—	—	0.6	1.4	2.0
94.9% - 90.0%	—	1.2	1.2	—	—	—	—	1.2	1.2
89.9% - 85.0%	—	—	—	—	—	—	—	—	—
84.9% - 80.0%	—	—	—	—	—	—	—	—	—
Below 80.0%	—	—	—	—	—	—	—	—	—

Total	0.6	2.6	3.2	—	—	—	0.6	2.6	3.2

Total fixed maturity securities available-for-sale
99.9% - 95.0%	55.1	93.5	148.6	13.1	5.2	18.3	68.2	98.7	166.9
94.9% - 90.0%	50.0	84.6	134.6	13.3	4.5	17.8	63.3	89.1	152.4
89.9% - 85.0%	34.5	19.3	53.8	3.1	6.3	9.4	37.6	25.6	63.2
84.9% - 80.0%	16.3	6.2	22.5	3.0	0.2	3.2	19.3	6.4	25.7
Below 80.0%	60.5	5.8	66.3	14.8	5.7	20.5	75.3	11.5	86.8

Total	$216.4	$209.4	$425.8	$47.3	$21.9	$69.2	$263.7	$231.3	$495.0

1        Includes U.S. Treasury securities, obligations of U.S. Government corporations, U.S. Government agency securities, obligations of state and political subdivisions, and debt issued by foreign governments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

As of December 31, 2008, 27% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 80%. In addition, 84% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC. Of the Company’s investments in unrealized loss positions classified as non-investment grade, 49% have been in an unrealized loss position for less than one year.

The NAIC assigns securities quality ratings and uniform valuations (called NAIC Designations), which are used by insurers when preparing their annual statements. For most securities, NAIC ratings are derived from ratings received from nationally recognized rating agencies. The NAIC also assigns ratings to securities that do not receive public ratings. The designations assigned by the NAIC range from class 1 (highest quality) to class 6 (lowest quality). Of the Company’s general account fixed maturity securities, 92% and 94% were in the two highest NAIC Designations as of December 31, 2008 and 2007, respectively.

The following table shows the equivalent ratings between the NAIC and nationally recognized rating agencies and summarizes the credit quality, as determined by NAIC Designation, of the Company’s general account fixed maturity securities portfolio as of December 31:

(in millions)		2008		2007
NAIC designation1	Rating agency equivalent designation2	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
1	Aaa/Aa/A	$13,870.1	$12,497.7	$16,765.5	$16,662.7
2	Baa	5,961.0	5,210.2	5,730.3	5,784.3
3	Ba	1,192.9	953.8	1,101.6	1,078.3
4	B	529.7	366.5	325.0	316.8
5	Caa and lower	166.9	128.9	60.2	52.7
6	In or near default	100.3	90.1	38.6	38.6

	Total	$21,820.9	$19,247.2	$24,021.2	$23,933.4

1        NAIC Designations are assigned at least annually. Some designations for securities shown have been assigned to securities not yet assigned an NAIC Designation in a manner approximating equivalent public rating categories.

2        Comparisons between NAIC and Moody’s designations are published by the NAIC. If no Moody’s rating is available, the Company assigns internal ratings corresponding to public ratings.

Recent conditions in the securities markets, including changes in investment quality ratings, liquidity, credit spreads and interest rates, have resulted in declines in the values of investment securities, including corporate debt securities, MBSs and ABSs. When evaluating whether these securities are other-than-temporarily impaired, the Company considers characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, expected future cash flows, and the Company’s ability and intent to hold the security to recovery. These and other factors also affect the estimated fair value of these securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company’s investments in MBSs and ABSs include securities that are supported by Alt-A and Sub-prime collateral. The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs. Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate. Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages. The Company considers Sub-prime collateral to be mortgages that are first-lien mortgage loans issued to Sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores. Second-lien mortgage loans are also considered Sub-prime. The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $1,718.7 million and $1,335.8 million, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $612.7 million and $480.2 million, respectively. As of December 31, 2008, 75% and 84% of securities containing Alt-A and Sub-prime collateral, respectively, were rated AA or better. In addition, 68% and 76% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier.

In addition, recent market activity has negatively impacted the Company’s investments in commercial mortgage-backed securities (CMBS). These investments in CMBS are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties. Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages. As of December 31, 2008, the amortized cost and estimated fair value of the Company’s investments in CMBS totaled $1.26 billion and $853.0 million, respectively, while the December 31, 2007 amortized cost was $1.10 billion and estimated fair value was $1.08 billion.

Proceeds from the sale of securities available-for-sale during 2008, 2007 and 2006 were $4.19 billion, $4.65 billion and $2.27 billion, respectively. During 2008, gross gains of $32.9 million ($70.0 million and $61.6 million in 2007 and 2006, respectively) and gross losses of $23.9 million ($70.2 million and $64.1 million in 2007 and 2006, respectively) were realized on those sales.

Real estate held for use was $9.8 million and $17.8 million as of December 31, 2008 and 2007, respectively. These assets are carried at cost less accumulated depreciation, which was $2.1 million and $3.6 million as of December 31, 2008 and 2007, respectively. The carrying value of real estate held for sale was $6.8 million as of December 31, 2008 (compared to no real estate held for sale as of December 31, 2007.)

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2008, the Company’s largest exposure to any single borrower, region and property type was 2%, 23% and 34%, respectively, of the Company’s general account mortgage loan portfolio, compared to 2%, 24% and 33%, respectively, as of December 31, 2007.

As of December 31, 2008 and 2007, the carrying value of commercial mortgage loans on real estate considered specifically impaired was $35.4 million and $7.4 million, respectively, for which a $13.6 million and $3.0 million valuation allowance had been established, respectively. No valuation allowance exists for collateral dependent commercial mortgage loans for which the fair value of the collateral is estimated to be greater than the carrying value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2008	2007	2006
Allowance, beginning of period	$23.1	$34.3	$31.1
Net change in allowance	16.4	(11.2)	3.2

Allowance, end of period	$39.5	$23.1	$34.3

The Company has securitized commercial mortgage loans on real estate to third parties. The Company, as the transferor, has continuing involvement in these loans which consists of receiving servicing fees on loans which the Company has transferred.

The Company did not participate in any securitization arrangements during 2008. During 2008, the Company received $0.6 million in servicing fees related to financial assets where there is a continuing involvement from the securitization of commercial mortgage loans on real estate. During 2007, the Company received proceeds of $928.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized losses of $7.3 million on these loans, and received $0.7 million in servicing fees related to loans securitized in 2007 and before. During 2006, the Company received proceeds of $545.0 million from the securitization of commercial mortgage loans on real estate to third parties, experienced realized gains of $5.3 million on these loans, and received $0.4 million in servicing fees related to loans securitized in 2006 and before.

The Company provides a representations and warranties letter to the transferee for each securitization arrangement. If it is found that the Company has made a misrepresentation, it could be required to provide financial support to the transferee or its beneficial interest holders. In 2008 and 2007, the Company was not required to provide any financial or other support that it was not previously contractually required to provide to the transferee or its beneficial interest holders.

The following table summarizes net realized investment (losses) gains from continuing operations by source for the years ended December 31:

(in millions)	2008	2007	2006
Total realized gains on sales, net of hedging losses	$1.9	$65.4	$88.8
Total realized losses on sales, net of hedging gains	(93.1)	(79.9)	(64.8)
Total other-than-temporary and other investment impairments	(1,051.4)	(116.4)	(17.1)
Credit default swaps	(9.8)	(7.5)	(1.1)
Derivatives and embedded derivatives associated with living benefit contracts	(500.7)	(26.7)	—
Derivatives associated with death benefits contracts	109.4	—	—
Other derivatives	104.4	(1.1)	1.3

Net realized investment (losses) gains	$(1,439.3)	$(166.2)	$7.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes other-than-temporary and other investment impairments by asset type for the years ended December 31:

(in millions)	2008	2007	2006
Fixed maturity securities:
Corporate securities
Public	$191.1	$10.5	$4.6
Private	77.0	62.7	0.5
Mortgage-backed securities	313.5	—	—
Asset-backed securities	392.4	35.1	2.1

Total fixed maturity securities	974.0	108.3	7.2

Equity securities	60.2	—	—
Other	17.2	8.1	9.9

Total other-than-temporary and other investment impairments	$1,051.4	$116.4	$17.1

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2008	2007	2006
Securities available-for-sale:
Fixed maturity securities	$1,334.5	$1,370.5	$1,419.2
Equity securities	4.9	4.0	2.6
Mortgage loans on real estate	459.3	512.6	535.4
Short-term investments	16.1	28.7	47.3
Other	(74.3)	124.3	120.9

Gross investment income	1,740.5	2,040.1	2,125.4
Less investment expenses	53.5	64.3	66.9

Net investment income	$1,687.0	$1,975.8	$2,058.5

Fixed maturity securities with an amortized cost of $15.0 million and $8.3 million as of December 31, 2008 and 2007, respectively, were on deposit with various regulatory agencies as required by law.

The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral with the objective of increasing the yield on its investments. The cash collateral is invested in high-quality, short-term and long-term investments. The Company’s policy requires the maintenance of collateral of a minimum of 102% of the fair value of the securities loaned. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the loaned securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term. In 2008, the Company recognized loaned securities as part of its investments available-for-sale. The Company also recognizes the short-term and other long-term investments acquired with the cash collateral and its obligation to return such collateral to the borrower in short-term and other long-term investments and other liabilities, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

As of December 31, 2008 and 2007, the Company had received $378.3 million and $551.9 million, respectively, of cash collateral on securities lending. The Company had not received any non-cash collateral on securities lending as of December 31, 2008 and 2007. As of December 31, 2008 and 2007, the Company had loaned securities with a fair value of $367.2 million and $541.2 million, respectively.

As of December 31, 2008 and 2007, the Company had received $1,022.5 million and $245.4 million, respectively, of cash for derivative collateral, which is in turn invested in short-term investments. The Company also held $35.4 million and $18.5 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2008 and 2007, respectively. As of December 31, 2008, the Company had pledged fixed maturity securities with a fair value of $24.5 million as collateral to various derivative counterparties compared to $18.8 million as of December 31, 2007.

(7)	Deferred Policy Acquisition Costs
The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2008	2007
Balance at beginning of period	$3,997.4	$3,758.0
Capitalization of DAC	572.2	612.5
Amortization of DAC	(674.5)	(368.5)
Adjustments to unrealized gains and losses on securities available-for-sale and other	528.8	4.4
Cumulative effect of adoption of accounting principle	—	(9.0)

Balance at end of period	$4,423.9	$3,997.4

See Note 2(f) for information on the Company’s DAC policies.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(8)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2008			2007
(in millions)	Account value	Net amount at risk1	Wtd. avg. attained age	Account value	Net amount at risk1	Wtd. avg. attained age
GMDB:
Return of premium	$5,991.9	$440.6	60	$9,082.6	$18.7	59
Reset	12,468.7	2,468.0	64	17,915.0	61.1	63
Ratchet	12,352.3	3,767.2	67	15,789.2	132.2	66
Rollup	277.1	25.7	72	467.0	8.4	71
Combo	1,704.1	621.2	69	2,555.5	47.0	68

Subtotal	32,794.1	7,322.7	65	45,809.3	267.4	64
Earnings enhancement	333.5	7.2	63	519.2	49.8	62

Total - GMDB	$33,127.6	$7,329.9	65	$46,328.5	$317.2	64

GMAB2 :
5 Year	$2,867.6	$499.0	N/A	$2,985.6	$4.6	N/A
7 Year	2,265.9	482.9	N/A	2,644.1	6.2	N/A
10 Year	677.9	132.2	N/A	927.3	1.3	N/A

Total - GMAB	$5,811.4	$1,114.1	N/A	$6,557.0	$12.1	N/A

GMIB3 :
Ratchet	$244.7	$5.6	N/A	$425.2	$—	N/A
Rollup	659.5	1.3	N/A	1,119.9	—	N/A
Combo	0.1	—	N/A	0.3	—	N/A

Total - GMIB	$904.3	$6.9	N/A	$1,545.4	$—	N/A

GLWB:
L.inc	$3,320.8	$571.5	N/A	$2,865.8	$—	N/A

1
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $4.59 billion and $4.77 billion as of December 31, 2008 and 2007, respectively.
3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.
Net amount at risk is highly sensitive to changes in financial market movements. The increase in net amount at risk during 2008 is primarily due to declines in the financial markets. See Note 5 – Equity Market Risk Management for a discussion of the Company’s risk management practices with respect to declining financial market exposure and related reserve balances.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2008	2007
Mutual funds:
Bond	$4,350.2	$5,143.6
Domestic equity	18,572.8	31,217.7
International equity	2,412.7	3,987.3

Total mutual funds	25,335.7	40,348.6
Money market funds	2,132.6	1,728.2

Total	$27,468.3	$42,076.8

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2008 and 2007:

•	Data used was based on a combination of historical numbers and future projections generally involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – approximately 7.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	1.00%	2.00%	2.00%	3.00%	4.50%	6.00%	7.00%	7.00%	11.50%	11.50%
Maximum	1.50%	2.50%	4.00%	4.50%	40.00%	41.50%	21.50%	35.00%	35.00%	18.50%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(9)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2008	2007
$800.0 million commercial paper program	$149.9	$199.7
$350.0 million securities lending program facility	99.8	85.6

Total short-term debt	$249.7	$285.3

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company’s debt not exceed 40% of tangible net worth, as defined, and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2008, the Company and NLIC were in compliance with all covenants. NLIC and NMIC had no amounts outstanding under this agreement as of December 31, 2008 and 2007. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $149.9 million of commercial paper outstanding at December 31, 2008 at a weighted average interest rate of 2.07% and $199.7 million at a weighted average interest rate of 4.39% at December 31, 2007.

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR (0.44% and 4.60% as of December 31, 2008 and 2007, respectively). NLIC had $99.8 million and $85.6 million outstanding under this agreement as of December 31, 2008 and 2007, respectively. As of December 31, 2008, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $8.3 million, $15.0 million and $11.7 million in 2008, 2007 and 2006, respectively.

(10)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2008	2007
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2008, 2007 and 2006. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(11)	Federal Income Taxes
In 2008, NFS will file a life/non-life federal income tax return with all of its eligible downstream subsidiaries. Effective January 1, 2009, pursuant to the merger agreement dated August 6, 2008 whereby NMIC and its affiliates purchased all of the NFS common stock they did not already own, Nationwide Corp. will own more than 80% of the value of NFS, meeting the requirements for NFS to join the NMIC consolidated federal income tax return. However, the life insurance company subsidiaries will not be eligible to join the NMIC consolidated federal income tax return until 2014. The members of the NFS consolidated federal income tax return group participate in a tax sharing arrangement, which uses a consolidated approach in allocating the amount of current and deferred expense to the separate financial statements of a subsidiary. This approach provides for a current tax benefit to the subsidary for losses that are utilized in the consoldiated tax return.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax (asset) liability as of December 31:

(in millions)	2008	2007
Deferred tax assets:
Future policy benefits and claims	$881.0	$622.0
Securities available-for-sale	737.4	83.8
Derivatives	229.7	—
Other	238.3	129.4

Gross deferred tax assets	2,086.4	835.2
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	2,079.4	828.2

Deferred tax liabilities:
Deferred policy acquisition costs	1,249.4	1,112.6
Derivatives	—	15.6
Other	188.4	115.2

Gross deferred tax liabilities	1,437.8	1,243.4

Net deferred tax (asset) liability	$(641.6)	$415.2

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2008, 2007 and 2006. No additional valuation allowances are required to be recognized as the Company has prudent and feasible tax planning strategies that would, if necessary, be implemented to utilize deferred tax assets.

The Company’s current federal income tax asset was $127.2 million and $12.7 million as of December 31, 2008 and 2007, respectively.

Total federal income taxes (refunded) paid were $(46.1) million, $99.1 million and $(4.3) million during the years ended December 31, 2008, 2007 and 2006, respectively.

As of December 31, 2008, the Company has $38.9 million of capital loss carryforwards that can carry forward for five tax years and are expected to be fully utilized. In addition, the Company has $41.9 million in low income housing credit carryforwards which can be carried forward for twenty years. The Company expects that they will be fully utilized. The Company has $56.5 million in Alternative Minimum Tax (AMT) credit carryforwards, which can be carried forward until utilized. The Company expects to fully realize the AMT credits in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

During the third quarter of 2008, the Company refined its separate account dividends received deduction (DRD) calculation and estimation process. As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14.3 million to a $4.4 million benefit. This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts. The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $12.7 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed. These changes in estimates primarily were driven by the Company’s separate account DRD.

During the second quarter of 2007, the Company recorded $6.8 million of net federal income tax expense adjustments primarily related to differences between the 2006 estimated tax liability and the amounts the Company reported on its 2006 tax returns. The Company recorded an additional $1.5 million and $0.2 million of such adjustments during the third and fourth quarters of 2007, respectively.

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves based on the current facts and circumstances regarding each tax exposure item for which the ultimate deductibility is open to interpretation. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD). See “Tax Matters” in Note 15 for more information regarding DRD.

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the second quarter of 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

The following table summarizes federal income tax (benefit) expense attributable to (loss) income from continuing operations for the years ended December 31:

(in millions)	2008	2007	2006
Current	$(135.5)	$106.5	$(61.8)
Deferred	(398.8)	22.0	90.5

Federal income tax (benefit) expense	$(534.3)	$128.5	$28.7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to (loss) income from continuing operations before federal income tax (benefit) expense as follows for the years ended December 31:

	2008		2007		2006
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed tax (benefit) expense	$(477.4)	35.0	$204.0	35.0	$226.8	35.0
DRD	(36.7)	2.7	(61.0)	(10.5)	(67.5)	(10.4)
Reserve release	—	—	—	—	(110.9)	(17.1)
Other, net	(20.2)	1.5	(14.5)	(2.4)	(19.7)	(3.1)

Total	$(534.3)	39.2	$128.5	22.1	$28.7	4.4

As noted previously, the Company adopted the provisions of FIN 48 on January 1, 2007. There was no impact to the Company’s retained earnings on adoption of FIN 48. A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2008	2007
Balance at beginning of period	$8.6	$4.6
Additions for current year tax positions	37.4	4.0
Additions for prior years tax positions	0.3	—
Reductions for prior years tax positions	(2.6)	—

Balance at end of period	$43.7	$8.6

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2008, is $37.4 million.

The Company has included tax on permanent uncertain tax positions and interest and penalties on all uncertain tax positions in determining the potential impact on the effective tax rate above. An uncertain tax timing position may result in the acceleration of cash payments to the IRS, but will not impact the effective tax rate.

During the years ended December 31, 2008, and 2007, the Company incurred $1.0 million and $0.8 million in interest and penalties, respectively. The Company accrued $2.2 million and $1.2 million for the payment of interest and penalties at December 31, 2008 and 2007, respectively. Interest expense and any associated penalties are shown as income tax expense.

Management is not aware of any reasonable possibility of a significant increase or decrease to the total of the uncertain tax positions within the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS commenced an examination of the Company’s U.S. income tax returns for 2003 through 2005 in the first quarter of 2007. As of December 31, 2008, the IRS has proposed adjustments which would not result in a material change to the Company’s financial position.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(12)	Shareholders’ Equity, Regulatory Risk-Based Capital, Statutory Results and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Statutory Results

The Company and its subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and differ from GAAP materially. The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis. The following tables summarize the statutory net (loss) income and statutory capital and surplus for the Company and its insurance subsidiary for the years ended December 31:

(in millions)	20081	2007	2006
Statutory net (loss) income
NLIC	$(898.3)	$309.0	$537.5
NLAIC	(87.9)	(13.4)	(45.6)

Statutory capital and surplus
NLIC	$2,261.5	$2,501.1	$2,682.3
NLAIC	81.7	173.3	158.6

1	Unaudited as of the date of this report.
The Company has received approval from the Ohio Department of Insurance (ODI) regarding the use of a permitted practice related to the statutory accounting provision for the admissibility of deferred tax assets as of December 31, 2008. The permitted practice modifies the practice prescribed by the NAIC by increasing the threshold for admissibility of deferred tax assets from 10% to 15% of statutory capital and surplus. The permitted practice resulted in an increase of the Company’s estimated statutory surplus of $68.9 million (unaudited) as of December 31, 2008. The permitted practice had no impact on the Company’s statutory net income. The benefits of this permitted practice may not be considered by the Company when determining capital and surplus available for dividends. NLAIC did not qualify for the permitted practice.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2008, NLIC paid dividends of $246.5 million to NFS after providing prior notice to the ODI. The dividend included $181.9 million in cash and $64.6 million in securities. As of January 1, 2009, NLIC could not pay dividends to NFS without obtaining prior approval.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Comprehensive Loss

The Company’s comprehensive loss includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit, for the years ended December 31:

(in millions)	2008	2007	2006
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(3,576.6)	$(276.3)	$(171.3)
Net adjustment to deferred policy acquisition costs	528.8	3.8	40.9
Net adjustment to future policy benefits and claims	121.5	5.4	21.5
Related federal income tax benefit	1,024.4	93.3	38.1

Net unrealized losses	(1,901.9)	(173.8)	(70.8)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	1,025.2	107.7	9.2
Related federal income tax benefit	(358.8)	(37.7)	(3.2)

Net reclassification adjustment	666.4	70.0	6.0

Other comprehensive loss on securities available-for-sale	(1,235.5)	(103.8)	(64.8)

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	16.5	(17.2)	(0.2)
Related federal income tax (expense) benefit	(5.8)	6.0	0.1

Other comprehensive income (loss) on cash flow hedges	10.7	(11.2)	(0.1)

Other unrealized gains (losses):
Net unrealized gains (losses)	6.4	(6.4)	—
Related federal income tax (expense) benefit	(2.3)	2.2	—

Other net unrealized gains (losses)	4.1	(4.2)	—

Total other comprehensive loss	$(1,220.7)	$(119.2)	$(64.9)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2008, 2007 and 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(13)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC, and a trust with Bank of New York as the custodian and trustee. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $12.0 million, $13.5 million and $19.9 million for the years ended December 31, 2008, 2007 and 2006, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in a group annuity contract issued by NLIC, and a trust with Bank of New York as the custodian and trustee. All participants are eligible for benefits based on an account balance feature. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2008, 2007 and 2006.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $5.6 million, $7.3 million and $6.6 million for the years ended December 31, 2008, 2007 and 2006, respectively.

(14)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.. For the years ended December 31, 2008, 2007 and 2006, the Company made payments to NMIC and NSC totaling $280.8 million, $285.6 million and $261.7 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $2.85 billion and $2.90 billion as of December 31, 2008 and 2007, respectively. Total revenues from these contracts were $137.7 million, $130.8 million and $133.4 million for the years ended December 31, 2008, 2007 and 2006, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $115.4 million, $109.7 million and $110.7 million for the years ended December 31, 2008, 2007 and 2006, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2008, 2007 and 2006, the Company made lease payments to NMIC of $22.9 million, $23.0 million and $19.3 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2008, 2007 and 2006 were $202.3 million, $317.6 million and $430.8 million, respectively, while benefits, claims and expenses ceded during these years were $218.9 million, $348.1 million and $470.4 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2008 and 2007, customer allocations to NFG funds totaled $17.48 billion and $21.41 billion, respectively. For the years ended December 31, 2008, 2007 and 2006, NFG paid the Company $74.4 million, $76.9 million and $64.4 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $8.3 million, $20.1 million and $28.3 million for the years ended December 31, 2008, 2007 and 2006, respectively. The last payment under this agreement was made in 2008.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2008 and 2007, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2008, 2007 and 2006, the most the Company had outstanding at any given time was $151.6 million, $178.2 million and $191.5 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $2.57 billion and $368.2 million as of December 31, 2008 and 2007, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2008, 2007 and 2006 were $52.7 million, $59.5 million and $58.1 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $11.0 million, $9.4 million and $6.9 million for the years ended December 31, 2008, 2007 and 2006, respectively.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25.0 million of the affiliate’s 5.6% senior notes due November 16, 2016. The notes are secured by certain pledged mortgage servicing rights. The note is payable in seven equal principal installments of $3.8 million, which begin November 6, 2010. Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 11. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments from NMIC were $22.5 million and $15.3 million during the years ended December 31, 2008 and 2006, respectively. These payments related to tax years prior to deconsolidation. There were no payments during 2007.

During 2008, NLIC received a $338.8 million capital contribution from NFS. The capital contribution included $157.1 million in securities, $153.4 million in cash and $28.3 million in mortgage loans.

In 2008, 2007 and 2006, NLIC paid dividends to NFS totaling $246.5 million, $537.5 million and $375.0 million, respectively.

(15)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations, proceedings or inquiries may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama is under investigation by the Alabama Securities Commission. The Company currently expects that any damages paid to settle this matter will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the outcome of this investigation may have on the Company’s retirement plan operations with respect to promotional and marketing arrangements in general in the future.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On December 2, 2008, the plaintiffs filed an amended complaint. The plaintiffs claim to represent a class of all participants in the Alabama State Employees Association (ASEA) Plan, excluding members of the Deferred Compensation Committee, members of the Board of Control, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001, to the date of trial. In the amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The amended class action complaint seeks a declaratory judgment, an injunction, an appointment of an independent fiduciary to protect Plan participants, disgorgement of amounts paid, reformation of Plan documents, compensatory damages and punitive damages, plus interest, attorneys’ fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. Also, on December 2, 2008, the plaintiffs filed a motion for preliminary injunction seeking an order requiring periodic payments made by NRS and/or NLIC to ASEA or PEBCO to be held in a trust account for the benefit of Plan participants. On December 4, 2008, the Alabama State Personnel Board and the State of Alabama by, and through the State Personnel Board, filed a motion to intervene and a complaint in intervention. On December 16, 2008, the Companies filed their Answer. On February 4, 2009, the court provisionally agreed to add the State of Alabama, by and through the State Personnel Board as a party. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al. The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On May 23, 2008, the Court granted the defendants’ motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On October 17, 2008, the plaintiffs filed their opening brief. On December 19, 2008, the defendants filed their briefs. On January 26, 2009, the plaintiffs filed Appellants’ Reply Brief. NLIC continues to defend this lawsuit vigorously.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The class period is from January 1, 1996 until the class notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. On September 17, 2007, the Court granted the motion to dismiss. On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint. On September 15, 2008, the Court denied the plaintiffs’ motion to vacate judgment and for leave to file an amended complaint. On October 15, 2008, the plaintiffs filed a notice of appeal. NFS, NLIC and NRS continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The class period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. On April 30, 2007, NLIC filed a motion for summary judgment. On February 4, 2008, the Court granted the class’s motion for summary judgment on the breach of contract claims arising from the term policies in 43 of 51 jurisdictions. The Court granted NLIC’s motion for summary judgment on the breach of contract claims on all decreasing term policies. On November 7, 2008, the case was settled.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On January 30, 2009, the United States Court of Appeals for the Fourth Circuit affirmed that dismissal. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. On September 25, 2007, NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied. On October 12, 2007, NFS and NLIC filed their answer to the plaintiffs’ fifth amended complaint and amended counterclaims. On November 1, 2007, the plaintiffs filed a motion to dismiss NFS’ and NLIC’s amended counterclaims. On November 15, 2007, the plaintiffs filed a motion for class certification. On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to NFS’ and NLIC’s claim that it could recover any “disgorgement remedy” from plan sponsors. On April 25, 2008, NFS and NLIC filed their opposition to the plaintiffs’ motion for class certification. On September 29, 2008, the plaintiffs filed their reply to NFS’ and NLIC’s opposition to class certification. The Court has set a hearing on the class certification motion for February 27, 2009. NFS and NLIC continue to defend this lawsuit vigorously.

Tax Matters

Management has established tax reserves in accordance with current accounting guidance, which prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The separate account DRD is a significant component of the Company’s federal income tax provision. On August 16, 2007, the IRS issued Revenue Ruling 2007-54. This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD. The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(16)	Guarantees
Since 2002, the Company has sold $677.4 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (LIHTC Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2008 and 2007, the Company held guarantee reserves totaling $5.1 million and $6.0 million, respectively, on these transactions. These guarantees are in effect for periods of approximately 15 years each. The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.10 billion. The Company does not anticipate making any material payments related to these guarantees.

As of December 31, 2008, the Company held stabilization reserves of $0.8 million as collateral for certain properties owned by the LIHTC Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. In 2008, $0.8 million of the stabilization reserve was released into income. In 2007, the stabilization reserve was increased by $2.4 million and $3.1 million was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(17)	Variable Interest Entities
In the normal course of business, the Company has relationships with variable interest entities (VIEs). The Company’s VIEs are conduits that assist the Company in structured products transactions involving the sale of low-income-housing tax credit funds (LIHTC Funds) to third party investors, other structured product issuances, and private equity investments.

The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE. There is a review of the entity’s contract and other deal related information, such as 1) the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) through the variable interest, if the Company shares in the entity’s expected losses and residual returns.

The Company was not required to provide financial or other support outside previous contractual requirements to any VIE.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

LIHTC Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated by the funds (see Note 16). The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

The Company had relationships with 19 LIHTC Funds that are considered VIEs as of December 31, 2008 and December 31, 2007, where the company was the primary beneficiary. Net assets of these consolidated VIEs were $416.1 million and $465.7 million as of December 31, 2008 and December 31, 2007, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2008	2007
Other long-term investments	$371.1	$434.1
Short-term investments	20.9	31.9
Other assets	41.6	38.1
Other liabilities	(17.5)	(38.4)
The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2008 and December 31, 2007 (except for the impact of guarantees disclosed in Note 16). Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market. The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests, in the form of LIHTC Funds that qualify as VIEs but of which the Company is not the primary beneficiary. The carrying amount on these unconsolidated VIEs was $78.9 million and $79.3 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss on these unconsolidated VIEs was $93.4 million and $108.5 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Structured Products

The Company had relationships with one structured product investment that is considered a VIE as of December 31, 2008 and December 31, 2007, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $8.9 million and $20.1 million as of December 31, 2008 and December 31, 2007, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

As of both December 31, 2008 and December 31, 2007, the Company was invested in 11 structured product investments that are considered VIEs but that the Company is not the primary beneficiary. These structured products are in the form of synthetic collateralized debt obligations and collateralized lease obligations. The carrying amount on these unconsolidated VIEs was $13.7 million and $84.0 million as of December 31, 2008 and December 31, 2007, respectively. The total exposure to loss on these unconsolidated VIEs is determined to be the carrying amount of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

Private Equity Investments

The Company had relationships with one private equity investment that is considered a VIE as of December 31, 2008 and December 31, 2007, where the Company was the primary beneficiary. Net assets of this consolidated VIE were $18.6 million and $5.0 million as of December 31, 2008 and December 31, 2007, respectively. Creditors (or beneficial interest holders) of the consolidated VIE have no recourse to the general credit of the Company. There are no arrangements that would require the Company to provide financial support to the VIE.

As of December 31, 2008 and December 31, 2007, the Company does not have any private equity investments considered to be a VIE where the Company is not the primary beneficiary.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(18)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized investment gains and losses, except for periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, net realized gains and losses related to hedges on GMDB contracts and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized investment gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401 business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Investments segment; and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

The following tables summarize the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2008
Revenues:
Policy charges	$599.0	$115.6	$453.4	$—	$1,168.0
Premiums	119.5	—	164.0	—	283.5
Net investment income	506.3	638.2	343.9	198.6	1,687.0
Non-operating net realized investment losses1	—	—	—	(1,478.2)	(1,478.2)
Other income	109.5	0.9	—	(65.1)	45.3

Total revenues	1,334.3	754.7	961.3	(1,344.7)	1,705.6

Benefits and expenses:
Interest credited to policyholder accounts	361.8	425.9	181.5	161.4	1,130.6
Benefits and claims	377.0	—	295.0	(11.7)	660.3
Policyholder dividends	—	—	26.4	—	26.4
Amortization of DAC	647.7	39.7	113.5	(126.4)	674.5
Interest expense	—	—	—	61.8	61.8
Other operating expenses	188.1	147.0	138.0	43.0	516.1

Total benefits and expenses	1,574.6	612.6	754.4	128.1	3,069.7

Income (loss) from continuing operations before federal income tax expense	(240.3)	142.1	206.9	(1,472.8)	$(1,364.1)

Less: non-operating net realized investment losses1	—	—	—	1,478.2
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(138.5)

Pre-tax operating (loss) earnings	$(240.3)	$142.1	$206.9	$(133.1)

Assets as of year end	$41,902.1	$21,671.1	$16,563.2	$4,676.0	$84,812.4

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2007
Revenues:
Policy charges	$656.9	$139.5	$411.9	$—	$1,208.3
Premiums	133.1	—	158.6	—	291.7
Net investment income	609.1	639.4	330.2	397.1	1,975.8
Non-operating net realized investment losses1	—	—	—	(156.0)	(156.0)
Other income	3.1	—	—	(5.8)	(2.7)

Total revenues	1,402.2	778.9	900.7	235.3	3,317.1

Benefits and expenses:
Interest credited to policyholder accounts	419.7	433.7	178.0	231.2	1,262.6
Benefits and claims	234.2	—	245.1	—	479.3
Policyholder dividends	—	—	24.5	—	24.5
Amortization of DAC	287.1	26.7	80.2	(25.5)	368.5
Interest expense	—	—	—	70.0	70.0
Other operating expenses	191.6	173.6	147.1	17.2	529.5

Total benefits and expenses	1,132.6	634.0	674.9	292.9	2,734.4

Income (loss) from continuing operations before federal income tax expense	269.6	144.9	225.8	(57.6)	$582.7

Less: non-operating net realized investment losses1	—	—	—	156.0
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(25.5)

Pre-tax operating earnings	$269.6	$144.9	$225.8	$72.9

Assets as of year end	$55,692.9	$26,912.6	$18,251.1	$8,683.4	$109,540.0

1	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2008, 2007 and 2006

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Non-operating net realized investment gains 1	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder accounts	501.7	440.5	179.2	208.7	1,330.1
Benefits and claims	202.8	—	247.5	—	450.3
Policyholder dividends	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	9.0	536.8

Total benefits and expenses	1,263.5	657.5	664.3	273.3	2,858.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	85.9	$648.1

Less: non-operating net realized investment gains 1	—	—	—	(1.0)
Less: adjustment to amortization related to net realized investment gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$75.0

Assets as of year end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

1	Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I         Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2008 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$77.3	$97.4	$97.4
Agencies not backed by the full faith and credit of the U.S. Government	384.6	473.9	473.9
Obligations of states and political subdivisions	223.0	217.1	217.1
Foreign governments	33.9	38.9	38.9
Public utilities	1,667.7	1,578.5	1,578.5
All other corporate	19,434.4	16,841.4	16,841.4

Total fixed maturity securities available-for-sale	21,820.9	19,247.2	19,247.2

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	14.3	9.5	9.5
Industrial, miscellaneous and all other	—	0.1	0.1
Nonredeemable preferred stocks	16.6	16.9	16.9

Total equity securities available-for-sale	30.9	26.5	26.5

Mortgage loans on real estate, net	7,249.7		7,189.9	1
Real estate, net:
Investment properties	11.0		8.5	2
Acquired in satisfaction of debt	9.8		8.0	2

Total real estate, net	20.8		16.5

Policy loans	767.4		767.4
Other long-term investments	521.6		521.6
Short-term investments, including amounts managed by a related party	2,780.9		2,780.9

Total investments	$33,192.2		$30,550.0

1
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

2	Difference from Column B primarily results from adjustments for accumulated depreciation.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2008, 2007 and 2006 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums 1	Other policy claims and benefits payable1	Premium revenue
2008
Individual Investments	$1,883.0	$12,026.3			$119.5
Retirement Plans	284.3	11,244.8			—
Individual Protection	1,640.7	5,941.2			164.0
Corporate and Other	615.9	3,324.0			—

Total	$4,423.9	$32,536.3			$283.5

2007
Individual Investments	$2,078.1	$10,748.6			$133.1
Retirement Plans	289.7	10,693.7			—
Individual Protection	1,542.5	5,635.9			158.6
Corporate and Other	87.1	4,920.2			—

Total	$3,997.4	$31,998.4			$291.7

2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

Column A	Column G	Column H	Column I	Column J	ColumnK
Year: Segment	Net investment income2	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses 2	Premiums written
2008
Individual Investments	$506.3	$738.8	$647.7	$188.1
Retirement Plans	638.2	425.9	39.7	147.0
Individual Protection	343.9	502.9	113.5	138.0
Corporate and Other	198.6	149.7	(126.4)	104.8

Total	$1,687.0	$1,817.3	$674.5	$577.9

2007
Individual Investments	$609.1	$653.9	$287.1	$191.6
Retirement Plans	639.4	433.7	26.7	173.6
Individual Protection	330.2	447.6	80.2	147.1
Corporate and Other	397.1	231.2	(25.5)	87.1

Total	$1,975.8	$1,766.4	$368.5	$599.4

2006
Individual Investments	$739.5	$704.5	$352.7	$206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	74.5

Total	$2,058.5	$1,806.0	$450.3	$602.3

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2008, 2007 and 2006 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2008
Life insurance in force	$167,715.4	$58,850.8	$3.8	$108,868.4	0.0%

Premiums:
Life insurance1	$348.2	$64.8	$0.1	$283.5	0.0%
Accident and health insurance	182.9	209.3	26.4	—	NM

Total	$531.1	$274.1	$26.5	$283.5	9.3%

2007
Life insurance in force	$156,899.3	$58,529.0	$4.4	$98,374.7	0.0%

Premiums:
Life insurance1	$364.2	$72.7	$0.2	$291.7	0.0%
Accident and health insurance	289.2	316.8	27.6	—	NM

Total	$653.4	$389.5	$27.8	$291.7	9.5%

2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance1	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	NM

Total	$725.3	$445.8	$28.8	$308.3	9.3%

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2008, 2007 and 2006 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions1	Balance at end of period
2008
Valuation allowances - mortgage loans on real estate	$23.1	$19.6	$—	$3.2	$39.5

2007
Valuation allowances - mortgage loans on real estate	$34.3	$1.1	$—	$12.3	$23.1

2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

1	Amounts represent transfers to real estate owned and recoveries.
See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-9:

Report of Independent Public Accounting Firm

Statement of Assets, Liabilities and Contract

Owners’ Equity as of December 31, 2008.

Statements of Operations for the year ended December 31, 2008.

Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2008 and 2007.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm

Consolidated Statements of (Loss) Income for the

years ended December 31, 2008, 2007 and 2006.

Consolidated Balance Sheets as of December

31, 2008 and 2007.

Consolidated Statements of Changes in Shareholder’s

Equity as of December 31, 2008, 2007 and 2006.

Consolidated Statements of Cash Flows for

the years ended December 31, 2008, 2007 and 2006.

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24. (b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant Filed previously with the initial Registration Statement on May 13, 1998 and incorporated by reference (File No. 333-52579).

(2)	Not Applicable

(3)
Underwriting or Distribution of contracts between the Depositor and Principal Underwriter Filed previously with Post-Effective Amendment No. 5 on April 26, 2000 (File No. 333-52579) and hereby incorporated by reference.

(4)	The form of the variable annuity contract Filed previously with the initial Registration Statement on May 13, 1998 and incorporated by reference (File No. 333-52579).

(5)	Variable Annuity Application Filed previously with the initial Registration Statement on May 13, 1998 and incorporated by reference (File No. 333-52579).

(6)	Articles of Incorporation of Depositor Filed previously with the initial Registration Statement on May 13, 1998 and incorporated by reference (File No. 333-52579).

(7)	Not Applicable

(8)	Form of Participation Agreements –

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document “aimfpa99h1.htm”

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document “amcentfpa99h2.htm”

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document “dreyfusfpa99h3.htm”

(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document “fedfpa99h4.htm”

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document “fidifpa99h5.htm”

(6)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document “frankfpa99h8.htm”

(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document “janusfpa99h9a.htm”

(8)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document “janusfpa99h9b.htm”

(9)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document “mfsfpa99h11.htm”

(10)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document “nwfpa99h12a.htm”

(11)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2006, as amended, under document “nwfpa99h12b.htm”

(12)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document “neuberfpa99h13.htm”

(13)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document “oppenfpa99h14.htm”

(14)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document “trowefpa99h15.htm”

(15)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document “univfpa99h16.htm”

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(1)
Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document “alliancebernsteinfpa.htm”.

(2)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document “vaneckfpa.htm”.

(3)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document “wellsfargofpa.htm”.

The following Fund Participation Agreements were previously filed on April 22, 2008 with post-effective amendment number 21 of registration statement (033-60063) under Exhibit 24(b), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(1)	Fund Participation Agreement with Credit Suisse Asset Management, LLC, Provident Distributors, Inc. dated January 3, 2000, as document “creditsuissefpa.htm”.

The following Fund Participation Agreements were previously filed on April 30, 2008 with post-effective amendment number 42 of registration statement (333-59517) under Exhibit 24(b), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(1)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003, as document “jpmorganfpa.htm”.

(9)	Opinion of Counsel Filed previously with the initial Registration Statement on May 13, 1998 and incorporated by reference (File No. 333-52579).

(10)	Consent of Independent Registered Public Accounting Firm Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney Attached hereto.

Item 25.	Directors and Officers of the Depositor

President, Chief Operating Officer and Director	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance and Director	Lawrence A. Hilsheimer
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO NSC	Robert J. Dickson
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-PCIO Information Technology	Srinivas Koushik
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	Susan Gueli
Senior Vice President-NFN Retail Distribution	Michael A. Hamilton
Senior Vice President-Non-Affiliated Sales	John L. Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President – Nationwide Bank	Anne L. Arvia
Senior Vice President-President-Nationwide Funds Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-PCIO Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Senior Vice President	Kai V. Monahan
Associate Vice President – NF Human Resources	Lydia P. Migitz
Associate Vice President-Assistant Secretary	Kathy R. Richards
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                      Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries
COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Atlantic Insurance Company	Texas		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Better Health, Inc. (fka Future Health Holding Company)	Maryland		The company provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers’ and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health Holding Company (fka Nationwide Better Health, Inc.)	Ohio		The company provides health management services.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Document Solutions, Inc.	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg
The exclusive purpose of the Company is to invest the funds available to it in transferable securities and other assets permitted by law with the aim of spreading investment risks and affording its shareholders the results of the management of its assets.

Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide International Underwriters	California		The company is a special risks, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Company of America**	Delaware		The company provides individual variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life Insurance Company of America*	Pennsylvania
The company is a financial services provider that sells individual traditional and variable life insurance products, group annuity products and other investment products. The Company also maintains blocks of individual variable and fixed annuities and a block of direct response-marketed life and health insurance products.

Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a registered investment advisor.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Separate Accounts, LLC	Delaware		The company has deregistered as an investment advisor and acts as a holding company.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The Company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
Newhouse Special Situations Fund I, LLC	Delaware		The company is currently inactive.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.’s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

NWM Merger, Sub Inc.	Delaware		This company was merged with and into Nationwide Financial Services, Inc. on January 1, 2009 as part of the acquisition of the publicly held shares of Nationwide Financial Services, Inc.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and recordkeeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies

*	Nationwide VLI Separate Account	Ohio	Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio	Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio	Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio	Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio	Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio	Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio	Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania	Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware	Issuer of Life Insurance Policies

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
FARMLAND MUTUAL INSURANCE COMPANY Guaranty Fund Certificate Casualty IA
NATIONWIDE FOUNDATION MEMBERSHIP NONPROFIT CORPORATION OH
CHAMPIONS OF THE COMMUNITY, INC. NONPROFIT CORPORATION OH
NATIONWIDE CORPORATION Common Stock: 13,642,432 Shares Casualty-95.2% Fire-4.8% (See Page 2) OH
RETENTION ALTERNATIVES, LTD. Common Stock: 120,000 Shares Fire–100% BER
ALLIED GROUP, INC. (AGI) Common Stock 850 Share Casualty-100% IA
SCOTTSDALE INSURANCE COMPANY (SIC) Common Stock: 30,136 Shares Casualty–100% OH
THI HOLDINGS DELAWARE, INC. (THI) Common Stock: 100 Shares Casualty-100% DE
ATLANTIC FLORIDIAN INSURANCE COMPANY Common Stock: 5,000 Shares Casualty–100% OH
CRESTBROOK INSURANCE COMPANY Common Stock: 52,000 Shares Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC) Common Stock: 100 Shares Casualty–100% WI
NCC OF AMERICA, LTD. (INACTIVE) Common Stock: 300,000 Shares NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA Common Stock: 500,000 Shares Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY Common Stock: 949,992 Shares Casualty–100% Other Capital: Casualty–Ptd. IA
NATIONWIDE ASSURANCE COMPANY (ASSURANCE) Common Stock: 1,750 Shares Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY Common Stock: 20,000 Shares Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY) Common Stock: 28,000 Shares Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA Common Stock: 10,000 Shares Casualty–100% OH
NATIONWIDE LLOYDS A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY Common Stock: 60,000 Shares Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY Common Stock: 50,000 Shares Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC. Common Stock: 20 Shares Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III) Common Stock: 1,615 Shares Casualty–100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC III-100% OH
LONE STAR GENERAL AGENCY, INC. Common Stock: 1,000 Shares Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY Surplus Debentures: Assurance Lone Star TX
NATIONWIDE INTERNATIONAL UNDERWRITERS Common Stock: 1,000 Shares Casualty–100% CA
NATIONWIDE REALTY SERVICES, LTD. Single Member Limited Liability Company Casualty–100% OH
NATIONWIDE ARENA LLC Casualty–90% OH
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap) Single Member Limited Liability Company Casualty–100% OH
NATIONWIDE MUTUAL CAPITAL 1, LLC (NMC) Class A Units Mutual Cap–99.85% DE
NMC CPC WT INVESTMENT, LLC Class A Units NMC - 100% Class B Units None Class C Units NMC 100% DE
NATIONWIDE PRIVATE EQUITY FUND, LLC Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC) Single Member Limited Liability Company Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC. NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD Casualty–95% NW Indemnity–5% OH
NATIONWIDE ASSET MANAGEMENT, LLC Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY Common Stock: 100 Shares Casualty–100% OH
1492 CAPITAL, LLC (1492) Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI) 1492–22.7% FL
PURE RISK MANAGEMENT, LLC (PRM) PUI–100% FL
PURE INSURANCE COMPANY PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C) Common Stock: 300,000 Shares AGI–100% IA
AMCO INSURANCE COMPANY (AMCO) Common Stock: 300,000 Shares AGI–100% IA
ALLIED GENERAL AGENCY COMPANY Common Stock: 5,000 Shares AMCO–100% IA
ALLIED TEXAS AGENCY, INC. Common Stock: 1,000 Shares AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS) Common Stock: 300,000 Shares AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA Common Stock: 12,500 Shares AGI–100% WI
PREMIER AGENCY, INC. Common Stock: 100,000 Shares AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC. Common Stock: 20,000 Shares AGI–100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC) Common Stock: 333,837 Shares AMCO –87.3% Allied P&C –8.47% Depositors –4.23% IA
AGMC REINSURANCE, LTD. Common Stock: 11,000 Shares NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY Common Stock: 10,000 Shares SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY Common Stock: 4,776,076 Shares SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY Common Stock: 250,000 Shares SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI) Common Stock: 5,821,543 Shares SIC–100% CA
DVM INSURANCE AGENCY, INC. VPI–100% CA
V.P.I. SERVICES INC. VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN) Common Stock: 4,319,951 Shares THI-100% TX
TITAN INSURANCE COMPANY (TITAN INSURANCE) Common Stock: 1,000,000 Shares Titan-100% MI
WHITEHALL HOLDINGS, INC. (WHITEHALL) Common Stock: 1,000 Shares THI-100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC. Common Stock: 1,000 Shares Whitehall-100% NM
WI OF FLORIDA, INC. Common Stock: 100 Shares Whitehall-100% FL
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES) Common Stock: 1 Share Whitehall-100% TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE) Common Stock: 1,600 Shares THI-100% OH
VICTORIA AUTOMOBILE INSURANCE COMPANY Common Stock: 1,600 Shares Victoria Fire-100% IN
VICTORIA NATIONAL INSURANCE COMPANY Common Stock: 1,000 Shares Victoria Fire-100% OH
VICTORIA SELECT INSURANCE COMPANY Common Stock: 1,000 Shares Victoria Fire-100% OH
VICTORIA SPECIALTY INSURANCE COMPANY Common Stock: 1,000 Shares Victoria Fire-100% OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line
September 30, 2009
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty-95.2%
Fire-4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC. (NGH)
Common Stock: 1 Share
NW Corp.-100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.-100%
DE
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage - 99.99%
Corp. - .01%
G.B.
AUDENSTAR LIMITED (AL)
NWD Manage - 100%
G.B.
RIVERVIEW INTERNATIONAL GROUP, INC. (RIG)
NWD Manage - 79%
AL - 21%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage-100%
Preferred Stock: 500,000 Shares
NWD Manage-100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest -19%
Casualty-70%
Fire-10%
DE
NATIONWIDE SEPARATE ACCOUNTS, LLC
NSA-100%
DE
NATIONWIDE EMERGING MANAGERS, LLC (NEM)
NSA-100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA-100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI-100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV-99%
DE
NWD MGT LLC (NWDMGT)
NAMHI - 100%
DE
NATIONWIDE GLOBAL FUNDS
LUXEMBOURG SICAV
LUX
NATIONWIDE BETTER HEALTH HOLDING COMPANY (NBHH)
Common Stock: 100 Shares
NW Corp-100%
OH
NATIONWIDE BETTER HEALTH, INC.
NBHH-100%
MD
GATES, MCDONALD & COMPANY (GATES)
Common Stock: 254 Shares
NBHH-100%
OH
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates-100%
NY
GATESMCDONALD HEALTH PLUS, INC.
Common Stock: 200 Shares
Gates-100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 91,778,717 Shares
NW Corp.-100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779 Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NF REINSURANCE, LTD
Common Stock: 250,000 Shares
NFS-100%
BER
NATIONWIDE FUND ADVISORS
Common Stock: 250,000 Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock: 1,000 Shares
NFS-100%
WI
TBG DANCO INSURANCE SERVICES CORPORATION
NFS-69%
CA
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI-100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI-100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
NFS-100%
PA
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
Common Stock: 250,000 Shares
NLICA - 100%
DE
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
Common Stock: 3,000 Shares
NLICA - 100%
PA
NATIONWIDE SECURITIES, LLC
NPHC - 100%
DE
1717 BROKERAGE SERVICES, INC. (BSI)
Common Stock: 1,000 Shares
NPHC - 100%
PA

Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

(Nationwide Corp. subsidiaries)

September 30, 2009

Page 2

Item 27.                      Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified contracts as of February 1, 2009 was 3,620 and 5,848 respectively.

Item 28.                 Indemnification

Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)(1)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account
Nationwide Variable Account
Nationwide Variable Account-II	Nationwide VLI Separate Account
Nationwide Variable Account-3	Nationwide VLI Separate Account-2
Nationwide Variable Account-4	Nationwide VLI Separate Account-3
Nationwide Variable Account-5	Nationwide VLI Separate Account-4
Nationwide Variable Account-6	Nationwide VLI Separate Account-5
Nationwide Variable Account-7	Nationwide VLI Separate Account-6
Nationwide Variable Account-8	Nationwide VLI Separate Account-7
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(a)(2)
Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VL Separate Account-G
Nationwide VLI Separate Account-5
Nationwide VLI Separate Account-7

Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:

Waddell & Reed Advisors Funds, Inc.
Waddell & Reed Advisors Accumulative Fund, Inc.
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund, Inc.
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Dividend Opportunities Fund, Inc.
Waddell & Reed Advisors Energy Fund, Inc.
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.
Waddell & Reed InvestEd Portfolios, Inc.
Waddell & Reed InvestEd Balanced Portfolio, Inc.
Waddell & Reed InvestEd Growth Portfolio, Inc.
Waddell & Reed InvestEd Balanced Portfolio, Inc
Ivy Funds Variable Insurance Portfolios, Inc.
Asset Strategy Portfolio
Balanced Portfolio
Bond Portfolio
Core Equity Portfolio
Dividend Opportunities Portfolio
Energy Portfolio
Global Natural Resources Portfolio
Growth Portfolio
High Income Portfolio
International Growth Portfolio
International Value Portfolio
Limited-Term Bond Portfolio
Micro Cap Growth Portfolio
Mid Cap Growth Portfolio
Money Market Portfolio
Mortgage Securities Portfolio
Pathfinder Aggressive Portfolio
Pathfinder Conservative Portfolio
Pathfinder Moderately Aggressive Portfolio
Pathfinder Moderately Conservative Portfolio
Pathfinder Moderate Portfolio
Real Estate Securities Portfolio
Science and Technology Portfolio
Small Cap Growth Portfolio
Small Cap Value Portfolio
Value Portfolio

(b)(1)           Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President	Karen R. Colvin
Vice President	Charles E. Riley
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(b)(2)	Directors and officers of Waddell & Reed, Inc.:

Thomas W. Butch	Chairman of the Board, Director and President
Henry J. Hermann	Director
Steven E. Anderson	Senior Executive Vice President and National Sales Manager
Bradley D. Hofmeister	Executive Vice President and Associate National Sales Manager
Daniel C. Schulte	Senior Vice President and General Counsel
Michael D. Strohm	Director, Chief Operations Officer and Chief Executive Officer
Terry L. Lister	Senior Vice President, Chief Regulatory Officer and Chief Compliance Officer
Mark A. Schieber	Senior Vice President and Controller
Wendy J. Hills	Senior Vice President and Secretary
Brent K. Bloss	Senior Vice President, Treasurer, Principal Accounting Officer, and Principal Financial Officer

The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202.  Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.

(c)(1)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

(c)(2)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A

Item 30.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.                 Management Services

Not Applicable

Item 32.                 Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the Contracts which are issued pursuant to Section 403(b) of the Code is issued by the Company through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 14th day of October , 2009.
NATIONWIDE VARIABLE ACCOUNT-9
                (Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
                (Depositor)

By /s/ W. MICHAEL STOBART
              W. Michael Stobart

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 14th day of October , 2009.

MARK R. THRESHER
Mark R. Thresher, Chief Operating Officer, and Director
LAWERENCE A. HILSHEIMER
Lawrence A. Hilsheimer, Executive Vice President-Finance and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

By /s/ W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact